UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders

VALIC Company I

SEMI ANNUAL REPORT NOVEMBER 30, 2020

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I consisting of investment portfolio information and financial statements for the six-month period ended November 30, 2020. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy,

President VALIC Company I

Note: All performance figures quoted are for the VALIC Company I Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 591/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company I

EXPENSE EXAMPLE — November 30, 2020 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2020 and held until November 30, 2020. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended November 30, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended November 30, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended November 30, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — November 30, 2020 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2020	Ending Account Value Using Actual Return at November 30, 2020	Expenses Paid During the Six Months Ended November 30, 2020	Beginning Account Value at June 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at November 30, 2020	Expenses Paid During the Six Months Ended November 30, 2020	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$1,185.19	$4.77	$1,000.00	$1,020.71	$4.41	0.87%
Blue Chip Growth	$1,000.00	$1,230.29	$4.58	$1,000.00	$1,020.96	$4.15	0.82%
Capital Conservation	$1,000.00	$1,026.67	$3.20	$1,000.00	$1,021.91	$3.19	0.63%
Core Equity#	$1,000.00	$1,241.42	$4.21	$1,000.00	$1,021.31	$3.80	0.75%
Dividend Value#	$1,000.00	$1,139.28	$3.81	$1,000.00	$1,021.51	$3.60	0.71%
Dynamic Allocation#	$1,000.00	$1,093.88	$1.68	$1,000.00	$1,023.46	$1.62	0.32%
Emerging Economies	$1,000.00	$1,298.76	$5.13	$1,000.00	$1,020.61	$4.51	0.89%
Global Real Estate	$1,000.00	$1,115.33	$4.61	$1,000.00	$1,020.71	$4.41	0.87%
Global Strategy#	$1,000.00	$1,096.05	$3.84	$1,000.00	$1,021.41	$3.70	0.73%
Government Money Market I#	$1,000.00	$1,000.05	$0.50	$1,000.00	$1,024.57	$0.51	0.10%
Government Securities	$1,000.00	$1,005.35	$3.37	$1,000.00	$1,021.71	$3.40	0.67%
Growth#	$1,000.00	$1,242.30	$3.54	$1,000.00	$1,021.91	$3.19	0.63%
Health Sciences#	$1,000.00	$1,168.73	$5.65	$1,000.00	$1,019.85	$5.27	1.04%
Inflation Protected#	$1,000.00	$1,064.37	$2.85	$1,000.00	$1,022.31	$2.79	0.55%
International Equities Index	$1,000.00	$1,193.86	$2.47	$1,000.00	$1,022.81	$2.28	0.45%
International Government Bond	$1,000.00	$1,083.20	$3.45	$1,000.00	$1,021.76	$3.35	0.66%
International Growth#	$1,000.00	$1,299.92	$4.90	$1,000.00	$1,020.81	$4.31	0.85%
International Socially Responsible	$1,000.00	$1,194.41	$3.63	$1,000.00	$1,021.76	$3.35	0.66%
International Value#	$1,000.00	$1,245.50	$4.17	$1,000.00	$1,021.36	$3.75	0.74%
Large Cap Core#	$1,000.00	$1,204.12	$4.53	$1,000.00	$1,020.96	$4.15	0.82%
Large Capital Growth	$1,000.00	$1,211.65	$4.16	$1,000.00	$1,021.31	$3.80	0.75%
Mid Cap Index	$1,000.00	$1,237.11	$2.02	$1,000.00	$1,023.26	$1.83	0.36%
Mid Cap Strategic Growth	$1,000.00	$1,275.76	$4.62	$1,000.00	$1,021.01	$4.10	0.81%
Nasdaq -100® Index	$1,000.00	$1,284.31	$2.98	$1,000.00	$1,022.46	$2.64	0.52%
Science & Technology	$1,000.00	$1,327.64	$5.66	$1,000.00	$1,020.21	$4.91	0.97%
Small Cap Aggressive Growth#	$1,000.00	$1,297.42	$5.70	$1,000.00	$1,020.10	$5.01	0.99%
Small Cap#	$1,000.00	$1,289.31	$5.34	$1,000.00	$1,020.41	$4.71	0.93%
Small Cap Index	$1,000.00	$1,311.01	$2.55	$1,000.00	$1,022.86	$2.23	0.44%
Small Cap Special Values	$1,000.00	$1,231.82	$5.09	$1,000.00	$1,020.51	$4.61	0.91%
Small-Mid Growth#	$1,000.00	$1,321.43	$5.59	$1,000.00	$1,020.26	$4.86	0.96%
Stock Index#	$1,000.00	$1,198.16	$1.60	$1,000.00	$1,023.61	$1.47	0.29%
Systematic Core#	$1,000.00	$1,218.77	$4.28	$1,000.00	$1,021.21	$3.90	0.77%
Systematic Value#	$1,000.00	$1,100.08	$4.16	$1,000.00	$1,021.11	$4.00	0.79%
Value#	$1,000.00	$1,144.41	$4.57	$1,000.00	$1,020.81	$4.31	0.85%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2020” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2020” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Registered Investment Companies	11.7%
Exchange — Traded Funds	9.6
Electronic Components — Semiconductors	4.7
Diversified Banking Institutions	2.7
Applications Software	2.3
Banks — Commercial	2.1
Energy — Alternate Sources	2.0
Sovereign	1.9
Computers	1.9
Electric — Integrated	1.7
U.S. Government Treasuries	1.6
Electric — Generation	1.5
Computer Services	1.4
Web Portals/ISP	1.3
Real Estate Operations & Development	1.3
E — Commerce/Products	1.3
Enterprise Software/Service	1.2
Internet Content — Entertainment	1.1
Real Estate Investment Trusts	1.0
Auto — Cars/Light Trucks	0.9
Diversified Manufacturing Operations	0.9
Electric — Distribution	0.9
Aerospace/Defense	0.7
Commercial Services — Finance	0.7
Oil Companies — Integrated	0.7
Auto/Truck Parts & Equipment — Original	0.6
Banks — Super Regional	0.6
Independent Power Producers	0.6
Industrial Automated/Robotic	0.6
Telephone — Integrated	0.5
Computer Software	0.5
Finance — Credit Card	0.5
Semiconductor Components — Integrated Circuits	0.5
Building — Heavy Construction	0.5
Real Estate Management/Services	0.5
Electronic Components — Misc.	0.5
Transport — Rail	0.5
Semiconductor Equipment	0.5
Retail — Building Products	0.4
Networking Products	0.4
Medical — Drugs	0.4
Data Processing/Management	0.4
Medical — Biomedical/Gene	0.4
Internet Application Software	0.4
Medical Instruments	0.4
Multimedia	0.3
Food — Misc./Diversified	0.3
Coal	0.3
Electronic Forms	0.3
Computer Aided Design	0.3
Chemicals — Diversified	0.3
Cable/Satellite TV	0.3
Metal — Aluminum	0.3
Machinery — General Industrial	0.3
Insurance — Multi — line	0.3
E — Commerce/Services	0.3
Finance — Investment Banker/Broker	0.3
Instruments — Controls	0.3
Investment Companies	0.3
Oil Companies — Exploration & Production	0.3
Insurance — Property/Casualty	0.3
Commercial Services	0.3
Cellular Telecom	0.3
Transport — Services	0.3
Retail — Restaurants	0.3
Petrochemicals	0.3
Building & Construction — Misc.	0.3
Machinery — Electrical	0.3
Auto — Heavy Duty Trucks	0.3

Computer Data Security	0.3%
Electric Products — Misc.	0.3
Insurance — Life/Health	0.3
Electronic Measurement Instruments	0.2
Medical — Generic Drugs	0.2
Building & Construction Products — Misc.	0.2
Retail — Discount	0.2
Entertainment Software	0.2
Investment Management/Advisor Services	0.2
Steel — Producers	0.2
Oil — Field Services	0.2
Food — Retail	0.2
Distribution/Wholesale	0.2
Machinery — Construction & Mining	0.2
Appliances	0.2
Communications Software	0.2
Wireless Equipment	0.2
Oil Refining & Marketing	0.2
Non — Hazardous Waste Disposal	0.2
Chemicals — Specialty	0.2
Building Products — Air & Heating	0.2
Engineering/R&D Services	0.2
Banks — Fiduciary	0.2
Finance — Other Services	0.2
Diversified Financial Services	0.2
Advertising Services	0.2
Computers — Integrated Systems	0.2
Medical — Wholesale Drug Distribution	0.2
Cosmetics & Toiletries	0.2
Internet Security	0.2
Containers — Paper/Plastic	0.2
Retail — Apparel/Shoe	0.2
Machinery — Material Handling	0.2
Finance — Leasing Companies	0.1
Transport — Equipment & Leasing	0.1
Machinery — Farming	0.1
Pipelines	0.1
Building — Residential/Commercial	0.1
Industrial Gases	0.1
Food — Dairy Products	0.1
Building — Maintenance & Services	0.1
Hotels/Motels	0.1
Fisheries	0.1
Athletic Footwear	0.1
Software Tools	0.1
Consulting Services	0.1
Metal Processors & Fabrication	0.1
Containers — Metal/Glass	0.1
Coatings/Paint	0.1
Pastoral & Agricultural	0.1
Electronic Connectors	0.1
Leisure Products	0.1
Audio/Video Products	0.1
Rubber — Tires	0.1
Lasers — System/Components	0.1
Television	0.1
Tools — Hand Held	0.1
Beverages — Wine/Spirits	0.1
Broadcast Services/Program	0.1
Brewery	0.1
Building Products — Cement	0.1
Gas — Distribution	0.1
Rubber/Plastic Products	0.1
Transactional Software	0.1
Web Hosting/Design	0.1
Satellite Telecom	0.1
Miscellaneous Manufacturing	0.1
Lighting Products & Systems	0.1
Electronic Security Devices	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Airport Development/Maintenance	0.1%
Shipbuilding	0.1
Retail — Major Department Stores	0.1
Power Converter/Supply Equipment	0.1
Machinery — Pumps	0.1
Tobacco	0.1
Theaters	0.1
Recycling	0.1
Industrial Audio & Video Products	0.1
Recreational Vehicles	0.1
Retail — Drug Store	0.1
Aerospace/Defense — Equipment	0.1
Office Automation & Equipment	0.1
Retail — Auto Parts	0.1
Gold Mining	0.1
Medical — Nursing Homes	0.1
Environmental Consulting & Engineering	0.1
Medical Labs & Testing Services	0.1
Forestry	0.1
Metal — Copper	0.1
Import/Export	0.1

86.6%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 55.8%
Advertising Services — 0.2%
Stroeer SE & Co. KGaA	890	$79,623
Trade Desk, Inc., Class A†	168	151,380

		231,003

Aerospace/Defense — 0.7%
Boeing Co.	1,175	247,584
General Dynamics Corp.	552	82,441
Korea Aerospace Industries, Ltd.	1,020	21,432
Lockheed Martin Corp.	473	172,645
Northrop Grumman Corp.	359	108,511
Raytheon Technologies Corp.	3,291	236,031
Saab AB, Series B†	2,236	58,605
TransDigm Group, Inc.	118	68,345

		995,594

Aerospace/Defense - Equipment — 0.1%
L3Harris Technologies, Inc.	483	92,731

Agricultural Biotech — 0.0%
Corteva, Inc.	1,290	49,433

Airport Development/Maintenance — 0.1%
Flughafen Zurich AG†#	627	106,116

Apparel Manufacturers — 0.0%
Capri Holdings, Ltd.†	27	955
Carter’s, Inc.	27	2,403
Hanesbrands, Inc.	116	1,647
VF Corp.	470	39,198

		44,203

Appliances — 0.2%
Coway Co, Ltd.†	543	34,056
De’Longhi SpA†	1,701	59,370
Gree Electric Appliances, Inc. of Zhuhai, Class A	13,000	131,615
Rational AG	71	63,096

		288,137

Applications Software — 2.3%
CDK Global, Inc.	476	22,800
Elastic NV†	246	30,455
Five9, Inc.†	878	136,266
Intuit, Inc.	330	116,167
Microsoft Corp.	11,301	2,419,205
PTC, Inc.†	510	55,003
RealPage, Inc.†	765	52,777
ServiceNow, Inc.†	729	389,687

		3,222,360

Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,232	165,950

Audio/Video Products — 0.1%
LG Electronics, Inc.	1,107	85,535
Sony Corp.	600	55,770

		141,305

Auto - Cars/Light Trucks — 0.9%
Ford Motor Co.	5,730	52,028
General Motors Co.	1,790	78,474
Hyundai Motor Co.	1,487	243,903
Hyundai Motor Co. (2nd Preference Shares)	382	29,896
Kia Motors Corp.	2,594	135,496
SAIC Motor Corp., Ltd., Class A	22,100	89,008
Suzuki Motor Corp.	700	37,575
Tesla, Inc.†	1,012	574,411
Toyota Motor Corp.	1,200	80,448

		1,321,239

Security Description	Shares	Value (Note 2)

Auto - Heavy Duty Trucks — 0.3%
Cummins, Inc.	588	$135,928
PACCAR, Inc.	732	63,728
Zhengzhou Yutong Bus Co., Ltd., Class A†	61,900	163,444

		363,100

Auto/Truck Parts & Equipment - Original — 0.6%
Aptiv PLC	330	39,171
Brembo SpA†	6,327	81,585
Cie Plastic Omnium SA	2,420	83,599
Georg Fischer AG	113	131,559
Hanon Systems	2,299	31,268
Hyundai Mobis Co., Ltd.	647	142,667
IKD Co., Ltd., Class A	6,100	15,208
Koito Manufacturing Co., Ltd.	700	42,107
Rheinmetall AG	1,179	104,859
Sumitomo Electric Industries, Ltd.	2,400	27,448
Valeo SA	1,791	69,476
Weifu High - Technology Group Co., Ltd., Class A	38,400	151,098

		920,045

Banks - Commercial — 1.4%
Agricultural Bank of China, Ltd., Class A	130,500	65,228
Banca Generali SpA†	1,351	44,865
Banco BPM SpA†#	47,574	105,014
Banco de Sabadell SA	276,397	107,318
BAWAG Group AG†*	2,786	126,218
Cembra Money Bank AG	968	112,272
China Everbright Bank Co., Ltd.	199,000	77,535
China Minsheng Banking Corp., Ltd., Class A	86,900	69,972
Citizens Financial Group, Inc.	1,403	45,822
Concordia Financial Group, Ltd.	4,700	16,702
First Republic Bank	544	70,481
Industrial & Commercial Bank of China, Ltd., Class A	76,200	61,588
Industrial Bank Co., Ltd., Class A	41,400	132,209
Jyske Bank A/S†	4,035	151,696
M&T Bank Corp.	425	49,508
Regions Financial Corp.	3,114	47,551
Ringkjoebing Landbobank A/S	1,660	143,915
Shinhan Financial Group Co., Ltd.	4,494	130,773
SpareBank 1 SR Bank ASA†	13,761	137,519
SVB Financial Group†	166	57,247
Truist Financial Corp.	4,327	200,859
Zions Bancorp NA	548	21,147

		1,975,439

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp.	2,709	105,976
Northern Trust Corp.	685	63,787
State Street Corp.	1,174	82,744

		252,507

Banks - Super Regional — 0.6%
Comerica, Inc.	467	22,976
Fifth Third Bancorp	2,291	58,054
Huntington Bancshares, Inc.	3,332	40,251
KeyCorp	3,179	49,147
PNC Financial Services Group, Inc.	1,415	195,369
US Bancorp	4,589	198,291
Wells Fargo & Co.	12,424	339,796

		903,884

Batteries/Battery Systems — 0.0%
Varta AG†#	349	47,167
W - Scope Corp.†#	1,600	12,046

		59,213

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Beverages - Non-alcoholic — 0.0%
Monster Beverage Corp.†	33	$2,798

Beverages - Wine/Spirits — 0.1%
Kweichow Moutai Co., Ltd., Class A	500	130,193

Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	23,697

Brewery — 0.1%
Asahi Group Holdings, Ltd.	800	30,935
Boston Beer Co., Inc., Class A†	2	1,862
Royal Unibrew A/S	928	97,020

		129,817

Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	38	913
Nordic Entertainment Group AB, Class B†	2,597	129,109

		130,022

Building & Construction Products - Misc. — 0.2%
Forbo Holding AG	57	93,082
Fortune Brands Home & Security, Inc.	81	6,763
Owens Corning	53	3,862
ROCKWOOL International A/S, Class B	224	81,844
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	41,500	66,958
Wienerberger AG	3,295	91,343

		343,852

Building & Construction - Misc. — 0.3%
China State Construction Engineering Corp., Ltd., Class A	149,700	123,495
GS Engineering & Construction Corp.	860	24,637
JM AB	1,050	33,605
Peab AB†	7,084	76,812
Penta-Ocean Construction Co., Ltd.	3,400	25,305
Samsung C&T Corp.	831	90,493

		374,347

Building Products - Air & Heating — 0.2%
Belimo Holding AG	10	84,182
Carrier Global Corp.	1,819	69,249
Daikin Industries, Ltd.	100	22,668
Johnson Controls International PLC	1,825	84,023

		260,122

Building Products - Cement — 0.1%
Anhui Conch Cement Co., Ltd., Class A	10,700	91,846
Buzzi Unicem SpA#	1,545	37,615

		129,461

Building - Heavy Construction — 0.5%
Acciona SA#	3,240	412,378
Ackermans & van Haaren NV	557	81,059
Boskalis Westminster NV†	2,997	69,176
China Railway Construction Corp., Ltd., Class A	37,700	49,200
Daelim Industrial Co., Ltd.	336	24,292
Hyundai Engineering & Construction Co., Ltd.	959	29,119
NCC AB, Class B	3,437	59,227

		724,451

Building - Maintenance & Services — 0.1%
Bravida Holding AB*	8,137	98,761
ISS A/S†#	4,438	81,112

		179,873

Building - Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	48	4,632

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	1,011	$75,319
Lennar Corp., Class A	1,149	87,163
Open House Co., Ltd.	500	19,804
PulteGroup, Inc.	214	9,337

		191,623

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	240	156,478
Comcast Corp., Class A	5,408	271,698
Sirius XM Holdings, Inc.#	2,131	13,830

		442,006

Casino Hotels — 0.0%
Kangwon Land, Inc.	1,340	27,186

Cellular Telecom — 0.1%
Hikari Tsushin, Inc.	100	24,014
LG Uplus Corp.	2,390	25,810
SK Telecom Co., Ltd.	399	85,638
T-Mobile US, Inc.†	430	57,164

		192,626

Chemicals - Diversified — 0.2%
Dow, Inc.	1,252	66,368
DuPont de Nemours, Inc.	1,240	78,666
Hanwha Solutions Corp.	1,065	45,957
PPG Industries, Inc.	400	58,708

		249,699

Chemicals - Other — 0.0%
Wanhua Chemical Group Co., Ltd.†	3,400	41,943

Chemicals - Specialty — 0.2%
Chemours Co.	76	1,849
Ecolab, Inc.	306	67,978
IMCD NV	981	122,753
Nolato AB†	150	13,475
Shin-Etsu Chemical Co., Ltd.	400	65,651

		271,706

Circuit Boards — 0.0%
Meiko Electronics Co.	1,000	19,157
Taiyo Holdings Co., Ltd.	300	18,420

		37,577

Coatings/Paint — 0.1%
OC Oerlikon Corp. AG	8,979	84,479
Sherwin-Williams Co.	100	74,763

		159,242

Commercial Services — 0.3%
Amadeus IT Group SA	1,403	96,163
Cintas Corp.	318	112,985
CoStar Group, Inc.†	84	76,488
Elis SA†	7,688	125,363

		410,999

Commercial Services - Finance — 0.7%
Automatic Data Processing, Inc.	518	90,070
Equifax, Inc.	303	50,571
Euronet Worldwide, Inc.†	169	22,720
Experian PLC	2,807	99,017
FleetCor Technologies, Inc.†	9	2,387
Global Payments, Inc.	528	103,060
Hypoport SE†	96	50,501
IHS Markit, Ltd.	853	84,839
PayPal Holdings, Inc.†	1,331	284,994

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services - Finance (continued)
S&P Global, Inc.	91	$32,012
Square, Inc., Class A†	544	114,762
StoneCo, Ltd., Class A†	75	5,492

		940,425

Communications Software — 0.2%
RingCentral, Inc., Class A†	291	86,442
Sinch AB†*	582	76,271
Zoom Video Communications, Inc., Class A†	259	123,895

		286,608

Computer Aided Design — 0.3%
ANSYS, Inc.†	223	75,387
Autodesk, Inc.†	802	224,745
Cadence Design Systems, Inc.†	576	66,989
Dassault Systemes SE	75	13,871
Synopsys, Inc.†	326	74,165

		455,157

Computer Data Security — 0.3%
Avast PLC*	9,615	65,117
Check Point Software Technologies, Ltd.†	611	71,902
Crowdstrike Holdings, Inc., Class A†	269	41,232
Fortinet, Inc.†	690	85,029
Zscaler, Inc.†	605	94,229

		357,509

Computer Services — 1.4%
Accenture PLC, Class A	1,088	271,010
Amdocs, Ltd.	1,018	66,995
Atos SE†	474	43,469
CACI International, Inc., Class A†	306	72,611
Capgemini SE	593	82,266
Cognizant Technology Solutions Corp., Class A	1,884	147,197
EPAM Systems, Inc.†	159	51,250
Fujitsu, Ltd.	400	55,575
International Business Machines Corp.	2,585	319,299
Itochu Techno-Solutions Corp.	1,500	52,945
Leidos Holdings, Inc.	608	61,226
LG Corp.	1,022	65,205
NEC Corp.	1,900	102,462
Netcompany Group A/S†*	983	91,051
Nihon Unisys, Ltd.	700	25,881
Nomura Research Institute, Ltd.	1,200	40,517
NTT Data Corp.	7,200	95,724
Samsung SDS Co., Ltd.	357	55,814
SCSK Corp.	700	41,772
Softwareone Holding AG	1,300	33,045
Solutions 30 SE†#	2,550	51,619
Sopra Steria Group†	723	110,219

		1,937,152

Computer Software — 0.5%
Akamai Technologies, Inc.†	1,178	121,935
Citrix Systems, Inc.	699	86,620
Dropbox, Inc., Class A†	3,039	60,689
Software AG	1,202	51,703
Splunk, Inc.†	625	127,612
Twilio, Inc., Class A†	476	152,363
Zhejiang Dahua Technology Co., Ltd., Class A	45,800	145,356

		746,278

Computers — 1.9%
Apple, Inc.	22,199	2,642,791
Hewlett Packard Enterprise Co.	4,285	47,306

Security Description	Shares	Value (Note 2)

Computers (continued)
HP, Inc.	3,251	$71,295

		2,761,392

Computers - Integrated Systems — 0.2%
Bechtle AG	648	141,221
Net One Systems Co., Ltd.	1,200	42,758
OBIC Co., Ltd.	200	44,962

		228,941

Computers - Other — 0.0%
Lumentum Holdings, Inc.†	55	4,751

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	797	69,172
FTI Consulting, Inc.†	89	9,347
Prored Partners Co., Ltd.†	400	18,659
Verisk Analytics, Inc.	343	68,020

		165,198

Consumer Products - Misc. — 0.0%
Clorox Co.	85	17,252
Kimberly-Clark Corp.	153	21,314

		38,566

Containers - Metal/Glass — 0.1%
Ball Corp.	550	52,805
Gerresheimer AG	903	105,237
Silgan Holdings, Inc.	171	5,780

		163,822

Containers - Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	64	980
Huhtamaki Oyj	2,219	111,436
Rengo Co., Ltd.	3,900	29,698
SIG Combibloc Group AG	3,241	74,539

		216,653

Cosmetics & Toiletries — 0.2%
Amorepacific Corp.	340	55,000
Fancl Corp.#	800	32,452
LG Household & Health Care, Ltd.	100	136,822
Procter & Gamble Co.	5	694

		224,968

Data Processing/Management — 0.4%
CompuGroup Medical SE & Co. KgaA	470	46,701
DocuSign, Inc.†	848	193,242
Fidelity National Information Services, Inc.	909	134,905
Fiserv, Inc.†	713	82,123
Jack Henry & Associates, Inc.	118	18,982
Paychex, Inc.	783	72,937

		548,890

Dental Supplies & Equipment — 0.0%
Lifco AB	534	43,644

Diagnostic Equipment — 0.0%
Avantor, Inc.†	77	2,101
Thermo Fisher Scientific, Inc.	23	10,694

		12,795

Diagnostic Kits — 0.0%
Quidel Corp.†	41	7,997

Dialysis Centers — 0.0%
DaVita, Inc.†	48	5,273

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Direct Marketing — 0.0%
DKSH Holding AG	840	$57,448

Distribution/Wholesale — 0.2%
AddTech AB, Class B	5,526	69,583
ALSO Holding AG	171	44,408
Copart, Inc.†	822	94,900
Fastenal Co.	1,235	61,071
Pool Corp.	59	20,421

		290,383

Diversified Banking Institutions — 2.1%
Bank of America Corp.	26,122	735,595
Citigroup, Inc.	7,051	388,299
Goldman Sachs Group, Inc.	1,031	237,728
JPMorgan Chase & Co.	10,123	1,193,299
Mitsubishi UFJ Financial Group, Inc.	8,800	37,805
Morgan Stanley	3,969	245,403
Sumitomo Mitsui Financial Group, Inc.	1,300	37,755
Woori Financial Group, Inc.	5,858	52,039

		2,927,923

Diversified Financial Services — 0.2%
Hana Financial Group, Inc.	3,028	92,628
KB Financial Group, Inc.	3,851	157,827

		250,455

Diversified Manufacturing Operations — 0.9%
3M Co.	1,036	178,948
Aalberts NV	3,092	133,885
Eaton Corp. PLC	922	111,663
General Electric Co.	25,881	263,469
Illinois Tool Works, Inc.	484	102,167
Indutrade AB†	2,070	118,018
Parker-Hannifin Corp.	577	154,209
Siemens AG	265	35,404
Sulzer AG	1,102	109,503
Trane Technologies PLC	532	77,800

		1,285,066

Diversified Minerals — 0.0%
Sumitomo Metal Mining Co., Ltd.	500	18,616

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	544	1,723,414
eBay, Inc.	1,443	72,770
Etsy, Inc.†	14	2,250
Wayfair, Inc., Class A†#	26	6,613

		1,805,047

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	60	121,707
Match Group, Inc.†	640	89,094
MercadoLibre, Inc.†	60	93,200
Uber Technologies, Inc.†	2,578	128,024

		432,025

E-Services/Consulting — 0.0%
Reply SpA	539	60,244

Electric Products - Misc. — 0.3%
AMETEK, Inc.	1,092	129,435
Casio Computer Co., Ltd.	1,200	21,552
Emerson Electric Co.	2,391	183,676
LG Innotek Co., Ltd.	156	21,852

		356,515

Security Description	Shares	Value (Note 2)

Electric - Distribution — 0.6%
E.ON SE	25,700	$278,236
Iren SpA	18,758	50,300
Orsted A/S*	2,600	468,319

		796,855

Electric - Generation — 1.3%
ACEA SpA	14,194	298,838
EDP Renovaveis SA	21,580	457,173
Encavis AG	2,690	57,565
Engie SA†	22,300	329,049
RWE AG	8,810	365,398
SDIC Power Holdings Co., Ltd., Class A Class A	18,700	26,904
SSE PLC	18,450	329,841

		1,864,768

Electric - Integrated — 1.7%
A2A SpA	30,432	46,393
Avangrid, Inc.	6,320	294,133
BKW AG	116	11,973
EDP - Energias de Portugal SA	62,350	332,304
Enel SpA	35,050	349,945
Enersis Chile SA ADR	68,985	240,758
Fortum Oyj	14,960	342,714
Hera SpA	12,804	46,736
Iberdrola SA	25,940	354,137
Korea Electric Power Corp.†	2,578	49,973
NextEra Energy, Inc.	4,520	332,627

		2,401,693

Electronic Components - Misc. — 0.5%
Hoya Corp.	300	39,971
LG Display Co., Ltd.†	2,716	37,431
Luxshare Precision Industry Co., Ltd., Class A	7,279	57,162
Minebea Mitsumi, Inc.	1,300	27,071
Murata Manufacturing Co., Ltd.	600	52,466
Nidec Corp.	700	89,210
Omron Corp.	1,500	135,488
Samsung Electro-Mechanics Co., Ltd.	548	77,256
TKH Group NV	3,023	142,292

		658,347

Electronic Components - Semiconductors — 4.7%
Advanced Micro Devices, Inc.†	1,344	124,535
ams AG†	4,334	110,645
Broadcom, Inc.	742	297,972
Dialog Semiconductor PLC†	2,113	111,456
Infineon Technologies AG	3,001	105,674
Intel Corp.	4,718	228,115
IPG Photonics Corp.†	381	78,871
Marvell Technology Group, Ltd.	1,699	78,647
Melexis NV	217	20,747
Microchip Technology, Inc.	817	109,797
Micron Technology, Inc.†	1,264	81,010
Monolithic Power Systems, Inc.	48	15,358
NVIDIA Corp.	1,084	581,089
ON Semiconductor Corp.†	544	15,640
Qorvo, Inc.†	57	8,931
Samsung Electronics Co., Ltd.	52,023	3,135,813
Samsung Electronics Co., Ltd. (Preference Shares)	7,535	416,058
SK Hynix, Inc.	6,633	584,445
Skyworks Solutions, Inc.	343	48,421
SOITEC†	336	58,797
STMicroelectronics NV	2,941	115,173

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
Texas Instruments, Inc.	1,759	$283,639
Xilinx, Inc.	666	96,936

		6,707,769

Electronic Connectors — 0.1%
Amphenol Corp., Class A	568	74,300
TE Connectivity, Ltd.	695	79,209

		153,509

Electronic Forms — 0.3%
Adobe, Inc.†	958	458,374

Electronic Measurement Instruments — 0.2%
FLIR Systems, Inc.	1,515	57,934
Fortive Corp.	670	46,987
National Instruments Corp.	794	29,719
Roper Technologies, Inc.	223	95,221
Shimadzu Corp.	800	28,774
Trimble, Inc.†	1,241	74,299
Vontier Corp.†	466	15,457

		348,391

Electronic Parts Distribution — 0.0%
Otsuka Corp.	500	24,234

Electronic Security Devices — 0.1%
dormakaba Holding AG	190	106,525

Energy - Alternate Sources — 1.8%
Atlantica Sustainable Infrastructure PLC	10,930	375,883
Enphase Energy, Inc.†#	21	2,868
ERG SpA	14,110	339,989
First Solar, Inc.†	5,410	505,456
LONGi Green Energy Technology Co., Ltd., Class A	2,500	26,093
NEL ASA†	23,805	65,320
Scatec ASA*	1,660	51,913
Siemens Gamesa Renewable Energy SA	16,910	603,721
Vestas Wind Systems A/S	2,720	555,969

		2,527,212

Engineering/R&D Services — 0.2%
AF Poyry AB†	2,001	56,879
Alten SA†	1,084	115,469
SPIE SA†	4,172	85,249

		257,597

Enterprise Software/Service — 1.2%
Alteryx, Inc., Class A†#	201	24,088
AVEVA Group PLC#	629	28,444
Ceridian HCM Holding, Inc.†	501	48,306
Coupa Software, Inc.†	160	52,626
Guidewire Software, Inc.†	213	26,088
HubSpot, Inc.†	403	158,915
Oracle Corp.	5,620	324,386
Oracle Corp. Japan	400	44,330
salesforce.com, Inc.†	2,221	545,922
SAP SE	1,080	131,379
TIS, Inc.	1,600	31,847
Tyler Technologies, Inc.†	264	112,886
Veeva Systems, Inc., Class A†	260	71,986
Workday, Inc., Class A†	728	163,647

		1,764,850

Entertainment Software — 0.2%
Activision Blizzard, Inc.	1,262	100,304
Capcom Co., Ltd.	300	16,896
Electronic Arts, Inc.	503	64,258

Security Description	Shares	Value (Note 2)

Entertainment Software (continued)
Embracer Group AB†	2,399	$48,697
Netmarble Corp.†*	228	25,756
Stillfront Group AB†	510	58,689
Take-Two Interactive Software, Inc.†	98	17,690

		332,290

Environmental Consulting & Engineering — 0.1%
Sweco AB Class B	4,755	82,771

Finance - Auto Loans — 0.0%
Ally Financial, Inc.	49	1,453

Finance - Credit Card — 0.5%
Alliance Data Systems Corp.	32	2,340
Mastercard, Inc., Class A	1,025	344,923
Visa, Inc., Class A	1,803	379,261
Western Union Co.	709	15,995

		742,519

Finance - Investment Banker/Broker — 0.2%
Avanza Bank Holding AB	2,077	45,672
Haitong Securities Co., Ltd.#	81,600	70,219
Korea Investment Holdings Co., Ltd.	525	35,156
Mirae Asset Daewoo Co., Ltd.	4,386	37,576
Samsung Securities Co. Ltd.	924	32,942
Virtu Financial, Inc., Class A	104	2,370

		223,935

Finance - Leasing Companies — 0.0%
Tokyo Century Corp.	300	19,856

Finance - Other Services — 0.2%
Euronext NV*	1,437	152,557
Intertrust NV†*	5,720	98,662

		251,219

Fisheries — 0.1%
Bakkafrost P/F†	1,039	65,055
Leroy Seafood Group ASA	7,590	47,438
Salmar ASA†	1,079	59,130

		171,623

Food - Confectionery — 0.0%
Hershey Co.	81	11,979
Orion Corp.	249	26,665

		38,644

Food - Dairy Products — 0.1%
Emmi AG	60	57,474
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	16,200	93,008
Morinaga Milk Industry Co., Ltd.	800	38,851

		189,333

Food - Misc./Diversified — 0.3%
AAK AB	3,571	70,447
Axfood AB	2,082	47,335
CJ CheilJedang Corp.	97	31,689
Corbion NV	2,139	110,735
Fuji Oil Holdings, Inc.	900	24,104
Glanbia PLC (LSE)	2,154	26,362
Glanbia PLC (Euronext Dublin)	4,098	50,350
Viscofan SA	1,559	110,649

		471,671

Food - Retail — 0.2%
HelloFresh SE†	2,872	168,827
Kesko Oyj, Class B	2,994	78,571

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Retail (continued)
Kroger Co.	165	$5,445
Seven & i Holdings Co., Ltd.	1,200	38,080
Sprouts Farmers Market, Inc.†	157	3,324

		294,247

Forestry — 0.1%
Holmen AB	1,814	78,381

Gambling (Non-Hotel) — 0.0%
Evolution Gaming Group AB*	573	49,012

Gas - Distribution — 0.1%
Italgas SpA	7,288	46,771
Rubis SCA	1,863	79,735

		126,506

Gold Mining — 0.1%
Newmont Corp.	1,483	87,230

Home Decoration Products — 0.0%
Newell Brands, Inc.	66	1,403

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	824	85,391
Marriott International, Inc., Class A	734	93,123

		178,514

Human Resources — 0.0%
Recruit Holdings Co., Ltd.	500	21,073

Import/Export — 0.1%
ITOCHU Corp.	2,700	71,341

Independent Power Producers — 0.3%
Clearway Energy, Inc., Class C	12,810	374,949

Industrial Audio & Video Products — 0.1%
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	13,500	93,669

Industrial Automated/Robotic — 0.6%
Cognex Corp.	854	64,170
FANUC Corp.	400	97,184
Harmonic Drive Systems, Inc.#	900	71,810
Keyence Corp.	500	255,220
Nittoku Co., Ltd.	600	23,822
Rockwell Automation, Inc.	395	100,946
SMC Corp.	200	127,050
Yaskawa Electric Corp.	800	38,544

		778,746

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	263	73,677
Linde PLC	453	116,158

		189,835

Instruments - Controls — 0.3%
ABB, Ltd.	2,960	78,076
Honeywell International, Inc.	1,719	350,538

		428,614

Instruments - Scientific — 0.0%
PerkinElmer, Inc.	138	18,354

Insurance - Life/Health — 0.1%
Aflac, Inc.	49	2,153
Anicom Holdings, Inc.	1,600	16,751
China Pacific Insurance Group Co., Ltd.	6,800	25,880
Dai-ichi Life Holdings, Inc.	700	11,026
Samsung Life Insurance Co., Ltd.	883	56,896

		112,706

Security Description	Shares	Value (Note 2)

Insurance - Multi-line — 0.3%
Allstate Corp.	79	$8,086
ASR Nederland NV	3,627	135,332
Helvetia Holding AG	980	96,247
Ping An Insurance Group Co of China, Ltd., Class A	4,800	65,653
Unipol Gruppo SpA†	26,908	129,031

		434,349

Insurance - Property/Casualty — 0.1%
DB Insurance Co., Ltd.	547	21,750
Markel Corp.†	8	7,791
MS&AD Insurance Group Holdings, Inc.	1,600	46,513
Progressive Corp.	23	2,004
Samsung Fire & Marine Insurance Co., Ltd.	321	54,537
Topdanmark A/S	987	41,883

		174,478

Internet Application Software — 0.4%
Okta, Inc.†	795	194,807
Shopify, Inc., Class A†	218	237,703
Zendesk, Inc.†	494	65,949

		498,459

Internet Connectivity Services — 0.0%
Masmovil Ibercom SA†#	2,323	62,347

Internet Content - Entertainment — 1.1%
Facebook, Inc., Class A†	3,070	850,298
Kakao Corp.	536	178,255
NCSoft Corp.	157	114,925
Netflix, Inc.†	534	262,034
Pinterest, Inc., Class A†	29	2,030
Snap, Inc., Class A†#	1,727	76,713
Twitter, Inc.†	1,413	65,719

		1,549,974

Internet Gambling — 0.0%
Kindred Group PLC SDR†	8,020	67,101

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	408	66,426

Internet Security — 0.2%
Palo Alto Networks, Inc.†	426	125,210
Proofpoint, Inc.†	533	55,160
Trend Micro, Inc.#	800	43,448

		223,818

Investment Management/Advisor Services — 0.1%
Azimut Holding SpA	2,998	63,191
LPL Financial Holdings, Inc.	26	2,360
Raymond James Financial, Inc.	25	2,274
T. Rowe Price Group, Inc.	95	13,624
Vontobel Holding AG	604	45,927

		127,376

Lasers - System/Components — 0.1%
Han’s Laser Technology Industry Group Co., Ltd., Class A	14,100	84,700
Mycronic AB	1,892	50,207

		134,907

Leisure Products — 0.1%
Thule Group AB†*	4,024	135,496
Yamaha Corp.	300	17,126

		152,622

Lighting Products & Systems — 0.1%
Signify NV†*	2,744	116,198

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machine Tools & Related Products — 0.0%
IMA Industria Macchine Automatiche SpA†	593	$48,030

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	1,251	217,161
Metso Outotec Oyj	8,160	73,003

		290,164

Machinery - Electrical — 0.3%
Disco Corp.	100	31,849
Fuji Electric Co., Ltd.	800	28,429
Hitachi, Ltd.	2,800	106,368
Konecranes OYJ	2,936	100,163
Mitsubishi Electric Corp.	6,200	91,070
Siemens Energy AG†	132	3,921
Union Tool Co.	400	11,743

		373,543

Machinery - Farming — 0.1%
Deere & Co.	644	168,483
Kubota Corp.	1,600	31,732

		200,215

Machinery - General Industrial — 0.3%
Beijer Ref AB	1,054	36,129
Bucher Industries AG	270	113,556
Duerr AG	2,560	93,504
Hexagon AB, Class B	934	77,513
Otis Worldwide Corp.	906	60,648
Valmet Oyj	2,333	59,026

		440,376

Machinery - Material Handling — 0.2%
Daifuku Co., Ltd.	800	92,720
Interroll Holding AG	30	85,337
Jungheinrich AG (Preference Shares)	760	33,181

		211,238

Machinery - Pumps — 0.1%
Curtiss-Wright Corp.	30	3,458
Interpump Group SpA	2,202	95,558

		99,016

Medical Instruments — 0.4%
Elekta AB, Series B	5,577	75,525
Getinge AB, Class B	3,164	67,564
Intuitive Surgical, Inc.†	277	201,116
Tecan Group AG	350	153,364

		497,569

Medical Labs & Testing Services — 0.1%
Evotec SE†	2,357	71,891
Quest Diagnostics, Inc.	57	7,067
Syneos Health, Inc.†	18	1,185

		80,143

Medical Products — 0.0%
Abbott Laboratories	158	17,099
Hill-Rom Holdings, Inc.	27	2,561
Hologic, Inc.†	251	17,352
Terumo Corp.	500	19,861
West Pharmaceutical Services, Inc.	9	2,476

		59,349

Medical - Biomedical/Gene — 0.4%
Alexion Pharmaceuticals, Inc.†	58	7,082
Amgen, Inc.	17	3,775

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Bavarian Nordic A/S†#	1,633	$48,988
Gilead Sciences, Inc.	20	1,213
Idorsia, Ltd.†	1,748	52,012
JCR Pharmaceuticals Co., Ltd.†	1,300	33,870
MorphoSys AG†	689	77,371
Pharma Mar SA#	360	41,526
Samsung Biologics Co, Ltd.†*	157	111,520
Seagen, Inc.†	56	9,537
Seegene, Inc.	164	27,848
Swedish Orphan Biovitrum AB†	3,071	57,110
United Therapeutics Corp.†	38	5,040
Vertex Pharmaceuticals, Inc.†	97	22,092
Vitrolife AB†	1,600	38,877

		537,861

Medical - Drugs — 0.4%
ALK-Abello A/S†	131	46,352
Alteogen, Inc.†	184	26,722
Daiichi Sankyo Co., Ltd.	1,500	53,075
Eli Lilly & Co.	60	8,739
Hanmi Pharm Co., Ltd.	84	27,214
Huadong Medicine Co., Ltd., Class A	24,400	102,535
Jiangsu Hengrui Medicine Co., Ltd.†	4,000	52,256
PRA Health Sciences, Inc.†	25	2,805
Santen Pharmaceutical Co., Ltd.	2,900	48,194
Shin Poong Pharmaceutical Co Ltd†	316	37,695
Siegfried Holding AG	173	121,457
Yuhan Corp.	536	31,195
Zoetis, Inc.	16	2,566

		560,805

Medical - Generic Drugs — 0.2%
Celltrion Healthcare Co., Ltd.†	657	72,495
Celltrion, Inc.†	888	272,848

		345,343

Medical - HMO — 0.0%
Humana, Inc.	54	21,628
UnitedHealth Group, Inc.	106	35,652

		57,280

Medical - Hospitals — 0.0%
Acadia Healthcare Co., Inc.†	6	255
HCA Healthcare, Inc.	55	8,256

		8,511

Medical - Nursing Homes — 0.1%
Korian SA†	2,531	84,112

Medical - Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	10	2,448
Chemed Corp.	21	10,043

		12,491

Medical - Wholesale Drug Distribution — 0.2%
Amplifon SpA†	1,738	69,596
Cardinal Health, Inc.	124	6,769
Galenica AG*	1,382	88,585
Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	11,380	40,768
Hubei Jumpcan Pharmaceutical Co., Ltd.	6,800	22,594
McKesson Corp.	1	180

		228,492

Metal Processors & Fabrication — 0.1%
Aurubis AG	845	64,368
VAT Group AG*	478	100,361

		164,729

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Metal Products - Distribution — 0.0%
MISUMI Group, Inc.	1,300	$40,781

Metal Products - Fasteners — 0.0%
SFS Group AG	353	40,126

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	3,094	72,369

Miscellaneous Manufacturing — 0.1%
China Railway Signal & Communication Corp., Ltd.*	54,000	19,159
Stadler Rail AG#	569	25,596
Zhuzhou CRRC Times Electric Co., Ltd.	22,800	71,774

		116,529

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	15	773

Multimedia — 0.2%
FactSet Research Systems, Inc.	4	1,335
Walt Disney Co.	2,188	323,846

		325,181

Networking Products — 0.4%
Arista Networks, Inc.†	601	162,691
Cisco Systems, Inc.	9,662	415,659

		578,350

Non-Ferrous Metals — 0.0%
Korea Zinc Co., Ltd.	97	33,223

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	958	92,658
Waste Connections, Inc.	609	63,324
Waste Management, Inc.	987	117,581

		273,563

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	241	91,199

Oil Companies - Exploration & Production — 0.1%
ConocoPhillips	2,188	86,557
EOG Resources, Inc.	1,689	79,180
Inpex Corp.	4,800	26,851
Pioneer Natural Resources Co.	38	3,822

		196,410

Oil Companies - Integrated — 0.3%
Chevron Corp.	2,180	190,052
Exxon Mobil Corp.	4,797	182,910

		372,962

Oil Refining & Marketing — 0.2%
Hyundai Heavy Industries Holdings Co., Ltd.	124	31,321
Marathon Petroleum Corp.	750	29,160
Phillips 66	540	32,713
S-Oil Corp.	489	30,757
SK Holdings Co., Ltd.	344	65,751
SK Innovation Co., Ltd.	559	87,395

		277,097

Oil - Field Services — 0.2%
SBM Offshore NV	3,942	74,413
Schlumberger, Ltd.	3,435	71,414
Subsea 7 SA†	16,620	157,757

		303,584

Paper & Related Products — 0.0%
BillerudKorsnas AB	3,876	62,522

Security Description	Shares	Value (Note 2)

Pastoral & Agricultural — 0.1%
Guangdong Haid Group Co., Ltd., Class A	14,200	$121,436
Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	16,800	32,925

		154,361

Petrochemicals — 0.3%
LG Chem, Ltd.	455	328,950
Lotte Chemical Corp.	186	47,402

		376,352

Pharmacy Services — 0.0%
CVS Health Corp.	161	10,914

Pipelines — 0.1%
Gaztransport Et Technigaz SA	617	60,866
Kinder Morgan, Inc.	5,073	72,950
Williams Cos., Inc.	2,881	60,443

		194,259

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	68	14,661
Schneider Electric SE	619	86,131

		100,792

Private Equity — 0.0%
Bure Equity AB	600	19,084

Publishing - Newspapers — 0.0%
New York Times Co., Class A	6	257

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc.	407	66,638
Alstria Office REIT-AG	8,737	140,592
American Tower Corp.	493	113,982
AvalonBay Communities, Inc.	467	77,797
Cofinimmo SA	450	66,990
Crown Castle International Corp.	646	108,250
Digital Realty Trust, Inc.	320	43,120
Equinix, Inc.	120	83,735
Inmobiliaria Colonial Socimi SA	9,027	86,143
Merlin Properties Socimi SA	10,510	96,596
Prologis, Inc.	957	95,748
Public Storage	271	60,829
Realty Income Corp.	1,274	76,402
SBA Communications Corp.	181	51,979
Segro PLC	2,903	35,296
Simon Property Group, Inc.	968	79,928
Warehouses De Pauw CVA	2,620	88,758
Welltower, Inc.	1,189	74,883
Weyerhaeuser Co.	1,240	36,010

		1,483,676

Real Estate Management/Services — 0.5%
Entra ASA#*	7,182	143,545
Fabege AB	5,324	83,551
Fastighets AB Balder, Class B†	1,522	76,092
Hufvudstaden AB, Class A	5,278	83,752
Kungsleden AB	12,683	133,752
Wallenstam AB	2,463	37,131
Wihlborgs Fastigheter AB	5,990	132,065

		689,888

Real Estate Operations & Development — 0.5%
ADLER Group SA†*	1,770	51,179
Allreal Holding AG	365	77,037
CA Immobilien Anlagen AG	1,869	64,765
Castellum AB	3,880	95,949
China Vanke Co., Ltd., Class A†	14,900	69,495

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Operations & Development (continued)
Grand City Properties SA	3,388	$80,019
Mitsui Fudosan Co., Ltd.	1,800	37,612
Poly Developments and Holdings Group Co., Ltd., Class A	4,800	12,558
PSP Swiss Property AG	408	49,701
Samhallsbyggnadsbolaget i Norden AB	17,816	60,571
TAG Immobilien AG	4,139	123,727

		722,613

Recreational Vehicles — 0.1%
Dometic Group AB†*	7,316	92,165
Polaris, Inc.	10	960

		93,125

Recycling — 0.1%
TOMRA Systems ASA	2,183	93,961

Respiratory Products — 0.0%
ResMed, Inc.	52	10,899

Retail - Apparel/Shoe — 0.2%
HUGO BOSS AG	3,467	106,740
Lululemon Athletica, Inc.†	140	51,831
Ross Stores, Inc.	500	53,760

		212,331

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	29	32,992
O’Reilly Automotive, Inc.†	131	57,959

		90,951

Retail - Building Products — 0.4%
Home Depot, Inc.	1,278	354,530
Lowe’s Cos., Inc.	1,204	187,607
Nitori Holdings Co., Ltd.	200	42,586

		584,723

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	539	58,643

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	4	727

Retail - Discount — 0.2%
Dollar General Corp.	419	91,585
Dollar Tree, Inc.†	320	34,957
E-MART Inc.	239	33,262
Ollie’s Bargain Outlet Holdings, Inc.†	47	4,139
Pan Pacific International Holdings Corp.	1,500	35,445
Target Corp.	680	122,080
Walmart, Inc.	138	21,085

		342,553

Retail - Drug Store — 0.1%
Shop Apotheke Europe NV†*	270	42,578
Zur Rose Group AG†	168	50,469

		93,047

Retail - Gardening Products — 0.0%
Tractor Supply Co.	36	5,069

Retail - Home Furnishings — 0.0%
Williams-Sonoma, Inc.	101	11,056

Retail - Jewelry — 0.0%
Lao Feng Xiang Co., Ltd., Class A	2,100	15,046

Retail - Major Department Stores — 0.1%
TJX Cos., Inc.	1,607	102,061

Retail - Misc./Diversified — 0.0%
Hotel Shilla Co., Ltd.	354	25,593

Security Description	Shares	Value (Note 2)

Retail - Regional Department Stores — 0.0%
H20 Retailing Corp.	5,400	$33,259

Retail - Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	38	48,998
McDonald’s Corp.	730	158,731
Starbucks Corp.	1,291	126,544
Yum! Brands, Inc.	410	43,378

		377,651

Rubber - Tires — 0.1%
Hankook Tire & Technology Co., Ltd.	1,012	29,906
Nokian Renkaat Oyj	3,102	109,008

		138,914

Rubber/Plastic Products — 0.1%
Daetwyler Holding AG	138	37,509
Hexpol AB	8,522	88,778

		126,287

Satellite Telecom — 0.1%
Eutelsat Communications SA#	10,863	119,990

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	1,436	17,806

Security Services — 0.0%
Loomis AB†	2,115	60,317

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	850	118,218
Maxim Integrated Products, Inc.	53	4,401
NXP Semiconductors NV	1,297	205,471
QUALCOMM, Inc.	2,061	303,317
Renesas Electronics Corp.†	10,600	94,222

		725,629

Semiconductor Equipment — 0.5%
Advantest Corp.	400	27,816
Applied Materials, Inc.	1,191	98,234
ASM International NV	724	127,946
BE Semiconductor Industries NV	1,923	100,494
KLA Corp.	230	57,953
Lam Research Corp.	170	76,952
Siltronic AG	556	81,046
Teradyne, Inc.	632	69,735

		640,176

Shipbuilding — 0.1%
HLB, Inc.†	428	35,237
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	418	38,908
Samsung Heavy Industries Co., Ltd.†	5,059	31,226

		105,371

Software Tools — 0.1%
VMware, Inc., Class A†	1,182	165,350

Steel - Producers — 0.2%
Baoshan Iron & Steel Co., Ltd., Class A	67,200	63,400
Hyundai Steel Co.	1,062	30,520
POSCO	726	153,526
Reliance Steel & Aluminum Co.	93	10,955
SSAB AB, Class B†	19,138	52,704
Steel Dynamics, Inc.	28	1,014

		312,119

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	1,791	67,019

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	2,297	$50,006
KMW Co., Ltd.†	258	17,137

		67,143

Telephone - Integrated — 0.5%
AT&T, Inc.	8,499	244,346
Freenet AG	4,534	92,645
KDDI Corp.	1,900	54,279
Nippon Telegraph & Telephone Corp.	2,400	56,667
SoftBank Group Corp.	700	48,759
Verizon Communications, Inc.	4,412	266,529

		763,225

Television — 0.1%
ION Media Networks, Inc.†(1)(2)	18	15,578
ProSiebenSat.1 Media SE†	8,090	117,105

		132,683

Theaters — 0.1%
CTS Eventim AG & Co. KGaA†	1,606	97,223

Tobacco — 0.1%
Altria Group, Inc.	79	3,147
KT&G Corp.	1,189	88,647
Philip Morris International, Inc.	79	5,984

		97,778

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	719	132,519

Transactional Software — 0.1%
SimCorp A/S	961	126,127

Transport - Marine — 0.0%
Euronav NV	6,381	50,198

Transport - Rail — 0.5%
Central Japan Railway Co.	400	50,958
CSX Corp.	1,640	147,682
Norfolk Southern Corp.	583	138,183
Tokyu Corp.	3,800	46,117
Union Pacific Corp.	1,268	258,773

		641,713

Transport - Services — 0.3%
FedEx Corp.	518	148,448
United Parcel Service, Inc., Class B	1,294	221,365
YTO Express Group Co., Ltd.	6,500	12,749

		382,562

Transport - Truck — 0.0%
Hyundai Glovis Co., Ltd.	229	36,837
Landstar System, Inc.	71	9,331
Old Dominion Freight Line, Inc.	14	2,847

		49,015

Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	102	4,887

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	796	63,314
VeriSign, Inc.†	293	58,811

		122,125

Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	381	668,426
Alphabet, Inc., Class C†	365	642,670
Baidu, Inc. ADR†	158	21,961

Security Description	Shares/ Principal Amount(7)	Value (Note 2)

Web Portals/ISP (continued)
NAVER Corp.	1,161	$291,155

		1,624,212

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	210	36,022
Samsung SDI Co., Ltd.	520	250,472

		286,494

Total Common Stocks
(cost $61,176,338)		79,371,654

EXCHANGE-TRADED FUNDS — 9.5%
iShares JP Morgan USD Emerging Markets Bond ETF	34,400	3,930,200
iShares MSCI Europe Small-Cap ETF	3,900	223,743
iShares MSCI Eurozone ETF#	32,400	1,391,256
iShares MSCI France ETF#	52,300	1,400,071
iShares MSCI South Korea ETF#	24,800	1,895,216
iShares MSCI Spain ETF	43,200	1,403,568
iShares Russell 1000 Growth ETF#	98	22,662
VanEck Vectors Gold Miners ETF	94,756	3,286,138

Total Exchange-Traded Funds
(cost $12,601,587)		13,552,854

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Electric - Generation — 0.1%
China Huadian Overseas Development Management Co., Ltd. 4.00% due 05/29/2024(3)	200,000	207,087

Insurance - Life/Health — 0.2%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026(3)	200,000	220,000

Insurance - Property/Casualty — 0.2%
Mitsui Sumitomo Insurance Co., Ltd. 4.95% due 03/06/2029(3)	200,000	238,000

Investment Companies — 0.1%
Huarong Finance II Co., Ltd. 4.00% due 11/07/2022(3)	200,000	203,107

Metal - Aluminum — 0.1%
Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(3)	200,000	201,993

Total Preferred Securities/Capital Securities
(cost $1,029,000)		1,070,187

RIGHTS — 0.0%
Enterprise Software/Service — 0.0%
Aveva Group PLC Expires 12/09/2020#	0	3

Real Estate Operations & Development — 0.0%
BUWOG AG#(1)	1,461	0

Total Rights
(cost $3)		3

FOREIGN CORPORATE BONDS & NOTES — 5.3%
Banks - Commercial — 0.7%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	200,000	218,840
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030	200,000	206,100
Metropolitan Bank & Trust Co. Senior Notes 2.13% due 01/15/2026	200,000	202,546
NongHyup Bank Senior Notes 1.25% due 07/20/2025*	200,000	203,148
Oversea-Chinese Banking Corp Ltd Sub. Notes 1.83% due 09/10/2030*	200,000	201,549

		1,032,183

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(7)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.2%
Turkcell Iletisim Hizmetleri AS Senior Notes 5.80% due 04/11/2028	$200,000	$208,224

Chemicals - Diversified — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	200,000	202,060

Coal — 0.3%
Adaro Indonesia PT Company Guar. Notes 4.25% due 10/31/2024	250,000	257,500
Indika Energy Capital III Pte, Ltd. Senior Sec. Notes 5.88% due 11/09/2024	200,000	202,000

		459,500

Diversified Banking Institutions — 0.6%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	210,617
Mizuho Financial Group, Inc. Senior Notes 2.72% due 07/16/2023	200,000	206,785
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	200,000	216,759
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	200,000	211,655

		845,816

Electric - Distribution — 0.3%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	200,000	208,502
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	200,000	194,600

		403,102

Electric - Generation — 0.1%
Korea East-West Power Co., Ltd. Senior Notes 1.75% due 05/06/2025*	200,000	207,284

Energy - Alternate Sources — 0.2%
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	200,000	211,601

Finance - Investment Banker/Broker — 0.1%
Mirae Asset Daewoo Co., Ltd. Senior Notes 2.63% due 07/30/2025	200,000	205,522

Finance - Leasing Companies — 0.1%
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*	200,000	198,148

Independent Power Producers — 0.3%
Cometa Energia SA de CV Senior Sec. Notes 6.38% due 04/24/2035	187,400	215,979

Security Description	Principal Amount(7)	Value (Note 2)

Independent Power Producers (continued)
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	$200,000	$221,000

		436,979

Investment Companies — 0.2%
Beijing State-Owned Assets Management Hong Kong Co., Ltd. Senior Notes 4.13% due 05/26/2025	200,000	216,228

Investment Management/Advisor Services — 0.1%
China Great Wall International Holdings V, Ltd. Company Guar. Notes 2.38% due 08/18/2030	200,000	196,403

Metal - Aluminum — 0.2%
Indonesia Asahan Aluminium Persero PT Senior Notes 5.45% due 05/15/2030	200,000	238,395

Multimedia — 0.1%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	200,000	208,102

Oil Companies - Exploration & Production — 0.2%
Korea National Oil Corp. Senior Notes 3.25% due 10/01/2025	200,000	221,818

Oil Companies - Integrated — 0.4%
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	40,000	47,550
Pertamina Persero PT Senior Notes 6.45% due 05/30/2044	200,000	273,588
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029	200,000	221,579

		542,717

Real Estate Operations & Development — 0.8%
Country Garden Holdings Co., Ltd. Senior Sec. Notes 7.25% due 04/08/2026	200,000	223,496
Goodman HK Finance Company Guar. Notes 3.00% due 07/22/2030	200,000	207,212
Longfor Group Holdings, Ltd. Senior Notes 3.95% due 09/16/2029	200,000	216,426
Sun Hung Kai Properties Capital Market, Ltd. Company Guar. Notes 3.75% due 02/25/2029	200,000	224,263
Vanke Real Estate Hong Kong Co., Ltd. Senior Notes 3.50% due 11/12/2029	200,000	212,554

		1,083,951

Transport - Equipment & Leasing — 0.1%
CMB International Leasing Management, Ltd. Senior Notes 3.00% due 07/03/2024	200,000	205,844

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Web Portals/ISP — 0.2%
Baidu, Inc. Senior Notes 3.08% due 04/07/2025#		$200,000	$213,272

Total Foreign Corporate Bonds & Notes
(cost $7,232,755)			7,537,149

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Sovereign — 1.9%
United Mexican States Senior Notes 8.50% due 05/31/2029 (cost $2,457,723)	MXN	47,000,000	2,785,547

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(1)†		45,000	4
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		44,000	493
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)†		71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)†		69,000	7

Total Escrows And Litigation Trusts
(cost $0)			511

Total Long-Term Investment Securities
(cost $84,497,406)			104,317,905

SHORT-TERM INVESTMENT SECURITIES — 13.3%
Registered Investment Companies — 11.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(4)		10,696,304	10,696,304
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(4)(5)		6,047,096	6,047,096

			16,743,400

U.S. Government Treasuries — 1.6%
United States Treasury Bills 0.09% due 12/17/2020(6)		2,250,000	2,249,935

Total Short-Term Investment Securities
(cost $18,993,310)			18,993,335

TOTAL INVESTMENTS
(cost $103,490,716) (8)		86.6%	123,311,240
Other assets less liabilities		13.4	19,013,064

NET ASSETS		100.0%	$142,324,304

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $3,417,254 representing 2.4% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	3/5/2014	18	$0	$15,578	865.44	0.01%

(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	The rate shown is the 7-day yield as of November 30, 2020.
(5)

At November 30, 2020, the Fund had loaned securities with a total value of $6,362,622. This was secured by collateral of $6,047,096, which was received in cash and subsequently invested in short-term investments currently valued at $6,047,096 as reported in the Portfolio of Investments. Additional collateral of $577,320 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$19,188
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	51,527
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	1,766
United States Treasury Bills	0.00%	12/24/2020 to 07/15/2021	81,830
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 11/15/2049	423,009

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange Traded Fund

Euronext Dublin—Euronext Stock Exchange, Dublin

LSE—London Stock Exchange

MXN—Mexican Peso

SDR—Swedish Depositary Receipt

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
140	Long	FTSE China A50 Index	December 2020	$2,301,224	$2,340,380	$39,156
45	Long	IBEX 35 Index	December 2020	4,299,600	4,328,026	28,426
5	Long	MSCI Europe Index	December 2020	341,061	361,775	20,714
38	Long	U.S. Treasury Ultra Bonds	March 2021	8,186,707	8,209,188	22,481

						$110,777

						Unrealized (Depreciation)
87	Long	CAC 40 Index	December 2020	$5,743,713	$5,717,130	$(26,583)
3	Short	NASDAQ 100 E-mini Index	December 2020	787,969	736,620	(51,349)
28	Short	Russell 1000 E-mini Growth Index	December 2020	3,450,204	3,252,760	(197,444)
9	Short	Russell 1000 E-mini Value Index	December 2020	637,770	585,630	(52,140)
1	Short	TOPIX Index	December 2020	184,486	168,151	(16,335)

						$(343,851)

		Net Unrealized Appreciation (Depreciation)				$(233,074)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital Services, Inc	CNH	16,160,000	USD	2,349,281	12/16/2020	$–	$(102,695)
	DKK	7,330,000	USD	1,179,788	03/17/2021	1,945	–
	EUR	1,120,000	USD	1,330,874	12/16/2020	–	(5,687)
	EUR	2,400,000	USD	2,859,990	03/17/2021	–	(10,736)
	JPY	412,200,000	USD	3,943,614	12/16/2020	–	(5,755)
	KRW	2,645,600,000	USD	2,228,868	12/16/2020	–	(161,714)
	KRW	1,479,000,000	USD	1,333,285	03/17/2021	–	(2,818)
	MXN	56,400,000	USD	2,596,011	12/16/2020	–	(190,476)
	NOK	5,400,000	USD	610,266	12/16/2020	3,201	–
	SEK	16,660,000	USD	1,905,509	12/16/2020	–	(37,497)
	USD	2,543,133	AUD	3,490,000	12/16/2020	19,092	–
	USD	2,687,408	CAD	3,540,000	12/16/2020	38,655	–
	USD	1,729,596	CHF	1,570,000	12/16/2020	–	(1,023)
	USD	1,330,380	EUR	1,120,000	12/16/2020	6,181	–
	USD	2,636,190	GBP	2,060,000	12/16/2020	110,644	–
	USD	12,007,873	JPY	1,272,520,000	12/16/2020	184,391	–

Unrealized Appreciation/(Depreciation)						$364,109	$(518,401)

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Yuan Renminbi Offshore

DKK—Danish Krone

EUR—Euro Currency

GBP—British Pound Sterling

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

USD—U.S. Dollar

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Television	$117,105	$—	$15,578	$132,683
Other Industries	79,176,624	62,347	—	79,238,971
Exchange-Traded Funds	13,552,854	—	—	13,552,854
Preferred Securitites/Capital Securities	—	1,070,187	—	1,070,187
Rights:
Enterprise Software/Service	3	—	—	3
Real Estate Operations & Development	—	—	0	0
Foreign Corporate Bonds & Notes	—	7,537,149	—	7,537,149
Foreign Government Obligations	—	2,785,547	—	2,785,547
Escrows and Lititgation Trusts	—	493	18	511
Short-Term Investment Securities:
Registered Investment Companies	16,743,400	—	—	16,743,400
U.S. Government Treasuries	—	2,249,935	—	2,249,935

Total Investments at Value	$109,589,986	$13,705,658	$15,596	$123,311,240

Other Financial Instruments:†

Futures Contracts	$110,777	$—	$—	$110,777
Forward Foreign Currency Contracts	—	364,109	—	364,109

Total Other Financial Instruments	$110,777	$364,109	$—	$474,886

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$343,851	$—	$—	$343,851
Forward Foreign Currency Contracts	—	518,401	—	518,401

Total Other Financial Instruments	$343,851	$518,401	$—	$862,252

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

19

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

E-Commerce/Products	15.6%
Internet Content-Entertainment	10.1
Applications Software	9.7
Web Portals/ISP	6.7
Finance-Credit Card	5.4
Commercial Services-Finance	5.3
Computers	4.5
Enterprise Software/Service	3.9
Electronic Components-Semiconductors	3.6
Medical-HMO	3.3
Data Processing/Management	2.9
Internet Content-Information/News	2.7
Diagnostic Equipment	2.3
E-Commerce/Services	1.8
Medical-Biomedical/Gene	1.4
Medical Instruments	1.4
Pharmacy Services	1.4
Medical Products	1.3
Retail-Apparel/Shoe	1.3
Retail-Discount	1.2
Entertainment Software	1.2
Commercial Services	1.0
Computer Software	1.0
Diversified Banking Institutions	1.0
Retail-Restaurants	0.9
Semiconductor Components-Integrated Circuits	0.8
Internet Application Software	0.8
Electronic Measurement Instruments	0.8
Athletic Footwear	0.7
Computer Aided Design	0.7
Registered Investment Companies	0.6
Transport-Rail	0.5
Communications Software	0.4
Finance-Investment Banker/Broker	0.4
Medical-Hospitals	0.3
Industrial Gases	0.3
Medical-Drugs	0.3
Insurance Brokers	0.3
Retail-Automobile	0.3
Finance-Other Services	0.3
Semiconductor Equipment	0.3
Diversified Financial Services	0.3
Diversified Manufacturing Operations	0.2
Electronic Connectors	0.2
Retail-Major Department Stores	0.1
Coatings/Paint	0.1
Chemicals-Diversified	0.1
Hotels/Motels	0.1
Medical Labs & Testing Services	0.1
Dental Supplies & Equipment	0.1
Cable/Satellite TV	0.1
Auto/Truck Parts & Equipment-Original	0.1

100.2%

*	Calculated as a percentage of net assets

20

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Aerospace/Defense — 0.0%
Northrop Grumman Corp.	362	$109,418

Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc.	403	77,372

Airlines — 0.0%
United Airlines Holdings, Inc.†	451	20,318

Apparel Manufacturers — 0.0%
VF Corp.	4,100	341,940

Applications Software — 9.7%
Intuit, Inc.	55,783	19,636,732
Microsoft Corp.	232,553	49,782,621
ServiceNow, Inc.†	45,964	24,570,056

		93,989,409

Athletic Footwear — 0.7%
NIKE, Inc., Class B	52,915	7,127,650

Auto-Cars/Light Trucks — 0.0%
Tesla, Inc.†	200	113,520

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	4,390	521,093

Banks-Fiduciary — 0.0%
State Street Corp.	1,581	111,429

Cable/Satellite TV — 0.1%
Charter Communications, Inc., Class A†	800	521,592

Cellular Telecom — 0.0%
T-Mobile US, Inc.†	1,500	199,410

Chemicals-Diversified — 0.1%
PPG Industries, Inc.	8,000	1,174,160

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,656	1,238,075

Commercial Services — 1.0%
Cintas Corp.	10,240	3,638,272
CoStar Group, Inc.†	7,096	6,461,405

		10,099,677

Commercial Services-Finance — 5.3%
Equifax, Inc.	900	150,210
Global Payments, Inc.	95,374	18,616,051
PayPal Holdings, Inc.†	118,821	25,441,953
S&P Global, Inc.	18,203	6,403,451
Square, Inc., Class A†	2,500	527,400

		51,139,065

Communications Software — 0.4%
Zoom Video Communications, Inc., Class A†	8,400	4,018,224

Computer Aided Design — 0.7%
Synopsys, Inc.†	30,078	6,842,745

Computer Software — 1.0%
Snowflake, Inc., Class A†#	485	158,032
Splunk, Inc.†	45,279	9,245,066
Twilio, Inc., Class A†	1,787	572,001

		9,975,099

Computers — 4.5%
Apple, Inc.	370,139	44,065,048

Data Processing/Management — 2.9%
DocuSign, Inc.†	21,462	4,890,760
Fidelity National Information Services, Inc.	83,938	12,457,239
Fiserv, Inc.†	90,187	10,387,739

		27,735,738

Security Description	Shares	Value (Note 2)

Decision Support Software — 0.0%
MSCI, Inc.	500	$204,710

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,196	575,623

Diagnostic Equipment — 2.3%
Danaher Corp.	51,906	11,659,645
Thermo Fisher Scientific, Inc.	22,499	10,461,585

		22,121,230

Diversified Banking Institutions — 1.0%
Goldman Sachs Group, Inc.	28,438	6,557,234
Morgan Stanley	51,651	3,193,581

		9,750,815

Diversified Financial Services — 0.3%
ANT International Co., Ltd., Class C(1)(2)	273,650	2,380,755

Diversified Manufacturing Operations — 0.2%
General Electric Co.	102,467	1,043,114
Parker-Hannifin Corp.	3,400	908,684

		1,951,798

Drug Delivery Systems — 0.0%
Becton Dickinson and Co.	844	198,205

E-Commerce/Products — 15.6%
Alibaba Group Holding, Ltd. ADR†	145,751	38,384,984
Amazon.com, Inc.†	34,773	110,162,255
Etsy, Inc.†	10,400	1,671,280
Pinduoduo, Inc. ADR†	10,893	1,512,057

		151,730,576

E-Commerce/Services — 1.8%
Booking Holdings, Inc.†	3,938	7,988,036
Match Group, Inc.†	68,022	9,469,343
Trip.com Group, Ltd . ADR†	3,699	124,249

		17,581,628

Electronic Components-Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	105,000	9,729,300
Marvell Technology Group, Ltd.	166,301	7,698,073
Monolithic Power Systems, Inc.	300	95,988
NVIDIA Corp.	27,871	14,940,528
Texas Instruments, Inc.	17,387	2,803,654

		35,267,543

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	15,000	1,709,550

Electronic Forms — 0.0%
Adobe, Inc.†	200	95,694

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	1,853	216,616
Fortive Corp.	28,784	2,018,622
Roper Technologies, Inc.	11,864	5,065,928

		7,301,166

Enterprise Software/Service — 3.9%
Atlassian Corp. PLC, Class A†	8,983	2,021,624
Coupa Software, Inc.†	905	297,663
Paycom Software, Inc.†	6,471	2,698,925
salesforce.com, Inc.†	90,783	22,314,461
Veeva Systems, Inc., Class A†	11,700	3,239,379
Workday, Inc., Class A†	30,464	6,848,003

		37,420,055

Entertainment Software — 1.2%
Sea, Ltd. ADR†	61,900	11,164,903

21

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance-Credit Card — 5.4%
Mastercard, Inc., Class A	66,528	$22,387,337
Visa, Inc., Class A	141,786	29,824,685

		52,212,022

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	72,509	3,536,989

Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	23,977	2,529,813

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	2,141	221,872
Marriott International, Inc., Class A	2,919	370,333

		592,205

Industrial Gases — 0.3%
Linde PLC	12,960	3,323,203

Instruments-Controls — 0.0%
Honeywell International, Inc.	405	82,588

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	8,299	951,398
Willis Towers Watson PLC	9,833	2,047,132

		2,998,530

Insurance-Multi-line — 0.0%
Chubb, Ltd.	2,766	408,898

Internet Application Software — 0.8%
Shopify, Inc., Class A†	3,001	3,272,230
Wix.com, Ltd.†	15,900	4,061,337

		7,333,567

Internet Content-Entertainment — 10.1%
Facebook, Inc., Class A†	231,768	64,192,783
Netflix, Inc.†	42,794	20,999,016
Snap, Inc., Class A†	165,657	7,358,484
Spotify Technology SA†	19,600	5,710,852

		98,261,135

Internet Content-Information/News — 2.7%
Tencent Holdings, Ltd.	363,800	26,424,730

Medical Instruments — 1.4%
Intuitive Surgical, Inc.†	18,476	13,414,500

Medical Labs & Testing Services — 0.1%
PPD, Inc.†	16,797	587,895

Medical Products — 1.3%
Stryker Corp.	55,570	12,970,038

Medical-Biomedical/Gene — 1.4%
Exact Sciences Corp.†	1,215	147,088
Incyte Corp.†	39,724	3,358,267
Seagen, Inc.†	883	150,384
Vertex Pharmaceuticals, Inc.†	44,100	10,043,775

		13,699,514

Medical-Drugs — 0.3%
AbbVie, Inc.	2,044	213,762
Zoetis, Inc.	17,914	2,873,047

		3,086,809

Medical-HMO — 3.3%
Anthem, Inc.	17,784	5,540,072
Centene Corp.†	83,444	5,144,323
Humana, Inc.	5,800	2,323,016
UnitedHealth Group, Inc.	55,231	18,576,394

		31,583,805

Security Description	Shares	Value (Note 2)

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	22,312	$3,349,254

Pharmacy Services — 1.4%
Cigna Corp.	63,572	13,295,448

Retail-Apparel/Shoe — 1.3%
Lululemon Athletica, Inc.†	18,909	7,000,490
Ross Stores, Inc.	50,203	5,397,826

		12,398,316

Retail-Automobile — 0.3%
Carvana Co.†#	11,771	2,945,222

Retail-Discount — 1.2%
Dollar General Corp.	53,146	11,616,652
Dollar Tree, Inc.†	899	98,207

		11,714,859

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	20,343	1,291,984

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	4,300	5,544,549
Domino’s Pizza, Inc.	1,400	549,598
McDonald’s Corp.	1,500	326,160
Yum! Brands, Inc.	25,351	2,682,136

		9,102,443

Semiconductor Components-Integrated Circuits — 0.8%
Maxim Integrated Products, Inc.	29,795	2,474,177
QUALCOMM, Inc.	36,178	5,324,316

		7,798,493

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	19,748	1,628,815
KLA Corp.	413	104,064
Lam Research Corp.	1,466	663,599

		2,396,478

Transport-Rail — 0.5%
Canadian Pacific Railway, Ltd.	395	127,131
Kansas City Southern	458	85,266
Norfolk Southern Corp.	10,526	2,494,872
Union Pacific Corp.	11,177	2,281,002

		4,988,271

Web Portals/ISP — 6.7%
Alphabet, Inc., Class A†	6,693	11,742,199
Alphabet, Inc., Class C†	30,216	53,202,520

		64,944,719

Total Long-Term Investment Securities
(cost $449,778,649)		966,146,961

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(4)	500,014	500,014
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(3)(4)	162,718	162,718
T. Rowe Price Government Reserve Fund † 0.09%(4)	5,018,127	5,018,127

Total Short-Term Investment Securities
(cost $5,680,859)		5,680,859

TOTAL INVESTMENTS
(cost $455,459,508)(5)	100.2%	971,827,820
Liabilities in excess of other assets	(0.2)	(1,716,840)

NET ASSETS	100.0%	$970,110,980

22

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$2,380,755	$8.70	0.25%

(3)

At November 30, 2020, the Fund had loaned securities with a total value of $1,108,830. This was secured by collateral of $162,718 which was received in cash and subsequently invested in short-term investments currently valued at $162,718 as reported in the Portfolio of Investments. Additional collateral of $966,024 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2021 to 11/15/2049	$966,024

(4)	The rate shown is the 7-day yield as of November 30, 2020.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Diversified Financial Services	$—	$—	$2,380,755	$2,380,755
Other Industries	963,766,206	—	—	963,766,206
Short-Term Investment Securities	5,680,859	—	—	5,680,859

Total Investments at Value	$969,447,065	$—	$2,380,755	$971,827,820

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

23

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	20.7%
United States Treasury Notes	13.5
Registered Investment Companies	9.9
Federal Home Loan Mtg. Corp.	9.0
United States Treasury Bonds	6.1
Government National Mtg. Assoc.	5.6
Diversified Banking Institutions	5.0
Uniform Mtg. Backed Securities	4.3
Banks — Commercial	3.1
Diversified Financial Services	2.8
Electric — Integrated	2.3
Pipelines	1.3
Telephone — Integrated	1.2
Real Estate Investment Trusts	0.8
Oil Companies — Exploration & Production	0.8
Insurance — Life/Health	0.8
Oil Companies — Integrated	0.7
Medical — Drugs	0.6
Cable/Satellite TV	0.6
SupraNational Banks	0.6
Banks — Super Regional	0.6
Electric — Distribution	0.6
Federal Home Loan Bank	0.5
Cellular Telecom	0.5
Paper & Related Products	0.5
Computers	0.4
Medical — Biomedical/Gene	0.4
Chemicals — Diversified	0.4
Banks — Special Purpose	0.4
Computer Services	0.3
Beverages — Non-alcoholic	0.3
Brewery	0.3
Machinery — Farming	0.3
Finance — Consumer Loans	0.3
Electric — Generation	0.3
Auto — Cars/Light Trucks	0.3
Pharmacy Services	0.3
Television	0.3
Food — Wholesale/Distribution	0.3
Savings & Loans/Thrifts	0.2
Diversified Minerals	0.2
Food — Misc./Diversified	0.2
Sovereign	0.2
Diversified Manufacturing Operations	0.2
Finance — Credit Card	0.2
Transport — Rail	0.2
Chemicals — Specialty	0.2
Aerospace/Defense	0.2
Medical — HMO	0.2
Retail — Auto Parts	0.2
Machinery — Construction & Mining	0.2
Building Products — Air & Heating	0.2
Retail — Restaurants	0.2
Electronic Components — Semiconductors	0.2
Trucking/Leasing	0.2
Telecom Equipment — Fiber Optics	0.2
Enterprise Software/Service	0.2
Tools — Hand Held	0.2
Transport — Equipment & Leasing	0.1
Transport — Services	0.1
Finance — Commercial	0.1
Retail — Regional Department Stores	0.1
Insurance — Property/Casualty	0.1
Building & Construction Products — Misc.	0.1
Oil — Field Services	0.1
Beverages — Wine/Spirits	0.1
Semiconductor Components — Integrated Circuits	0.1
Energy — Alternate Sources	0.1
Medical — Generic Drugs	0.1

Food — Meat Products	0.1
Oil Refining & Marketing	0.1
Machinery — Electrical	0.1
Multimedia	0.1
Retail — Discount	0.1
Medical — Wholesale Drug Distribution	0.1
Retail — Apparel/Shoe	0.1
Agricultural Chemicals	0.1
Advertising Agencies	0.1
Investment Companies	0.1
Water	0.1
Steel — Producers	0.1
Building Products — Wood	0.1
Commercial Services	0.1
Containers — Paper/Plastic	0.1
Broadcast Services/Program	0.1
Shipbuilding	0.1
Electric Products — Misc.	0.1
Insurance — Multi-line	0.1
Auto/Truck Parts & Equipment — Original	0.1
Non-Profit Charity	0.1
Investment Management/Advisor Services	0.1
Transport — Marine	0.1
Retail — Automobile	0.1
Entertainment Software	0.1
Instruments — Controls	0.1
Petrochemicals	0.1
E-Commerce/Products	0.1
Auto — Heavy Duty Trucks	0.1
Retail — Building Products	0.1

104.9%

Credit Quality†#

Aaa	64.8%
Aa	1.7
A	10.2
Baa	18.7
Ba	1.2
Not Rated@	3.4

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

24

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.6%
Diversified Financial Services — 2.6%
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	$100,000	$102,553
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	267,000	269,768
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	400,000	429,268
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	193,341
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	500,000	575,634
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.14% (1 ML+1.00%) due 04/15/2034*(1)	100,000	96,873
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	200,000	203,684
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	230,000	235,673
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	227,893	232,940
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	132,418	136,936
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	125,000	131,475
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,797,403
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	201,949
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	75,000	76,289
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	430,000	430,040
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,854
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	23,000	23,422
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	410,000	464,220
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	200,000	210,423
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	188,493	189,006
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,921

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(2)	$790,000	$852,419
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.04% (1 ML+0.90%) due 12/15/2033*(1)	250,000	248,948
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	270,000	287,137
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	106,736
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	225,000	233,674

Total Asset Backed Securities
(cost $7,635,011)		7,865,586

U.S. CORPORATE BONDS & NOTES — 23.6%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	189,000	200,569
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	53,000	63,924

		264,493

Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	339,000	383,864
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	4,000	4,362

		388,226

Auto - Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	257,000	259,239
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	224,000	236,842
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	161,000	171,858

		667,939

Auto - Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	152,000	153,780

Auto/Truck Parts & Equipment - Original — 0.1%
BorgWarner, Inc. Senior Notes 2.65% due 07/01/2027	182,000	194,074

Banks - Commercial — 1.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	543,000	622,412
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	541,000	607,004

25

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	$583,000	$609,103
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	291,196
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	297,000	450,484
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	119,000	128,536
Signature Bank New York Sub. Notes 4.00% due 10/15/2030	531,000	537,726
SunTrust Bank Senior Notes 3.20% due 04/01/2024	406,000	440,194
SunTrust Bank Senior Notes 3.50% due 08/02/2022	4,000	4,083
Synovus Bank Senior Notes 2.29% due 02/10/2023	250,000	253,108
Truist Bank Sub. Notes 2.64% due 09/17/2029	257,000	269,057
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	397,000	408,023

		4,620,926

Banks - Super Regional — 0.6%
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	143,000	150,921
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	356,000	387,793
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	647,000	754,762
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	330,000	471,265

		1,764,741

Beverages - Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 2.50% due 03/15/2051	221,000	229,813
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	243,000	259,707
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	185,000	206,845

		696,365

Beverages - Wine/Spirits — 0.0%
Pernod Ricard International Finance LLC Company Guar. Notes 2.75% due 10/01/2050*	151,000	149,289

Security Description	Principal Amount	Value (Note 2)

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	$438,000	$572,327
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	351,000	445,515

		1,017,842

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	178,000	230,042

Building & Construction Products - Misc. — 0.1%
Owens Corning Senior Notes 4.30% due 07/15/2047	350,000	414,543

Building Products - Air & Heating — 0.2%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	104,000	111,052
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030*	123,000	131,039
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	302,000	332,669

		574,760

Building Products - Wood — 0.1%
Masco Corp. Senior Notes 2.00% due 10/01/2030	237,000	240,453

Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	60,000	62,701
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	315,000	323,650
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	182,000	217,327
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	31,000	39,077
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	104,000	145,021
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	194,000	190,787
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	231,000	260,590
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	96,000	116,617

26

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	$68,000	$83,715
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	151,000	199,839
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	216,000	298,878

		1,938,202

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031*	358,000	363,212
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	38,000	39,237
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	150,000	159,929

		562,378

Chemicals - Diversified — 0.2%
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	139,000	148,874
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	373,000	408,422

		557,296

Chemicals - Specialty — 0.2%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	234,000	242,243
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	237,000	272,908

		515,151

Commercial Services — 0.1%
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	223,000	238,657

Computer Services — 0.3%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	628,000	666,045
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	156,000	158,617
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	141,000	156,943
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	73,000	86,422

		1,068,027

Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	160,000	171,199

Security Description	Principal Amount	Value (Note 2)

Computers (continued)
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	$244,000	$350,862
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	505,000	517,528
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	183,000	234,428

		1,274,017

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	4,000	4,621

Containers - Paper/Plastic — 0.1%
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	212,000	234,812

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	460,000	469,712
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	211,000	212,274
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	377,000	399,506
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	254,000	289,942
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	57,000	72,647
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	266,000	307,410
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	234,000	343,732
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	225,000	242,083
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	173,000	196,232
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	214,000	251,086
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	110,000	147,712
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	139,000	187,361
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	284,000	393,919
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	404,000	452,984
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	217,000	254,187

27

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	$414,000	$634,359
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	314,000	315,386
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	733,000	766,056
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	626,000	640,017
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	89,000	97,163
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	93,000	103,902
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	228,000	258,420
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	125,000	152,348
Morgan Stanley Senior Notes 3.62% due 04/01/2031	109,000	127,005
Morgan Stanley Senior Notes 3.63% due 01/20/2027	582,000	665,157
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	52,000	61,967

		8,042,567

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.25% due 05/01/2040	90,000	102,436
General Electric Co. Senior Notes 4.35% due 05/01/2050	82,000	96,706
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	173,000	188,229

		387,371

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	114,000	157,784

Electric Products - Misc. — 0.1%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	211,000	212,988

Electric - Distribution — 0.4%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.35% due 03/15/2031	280,000	277,549
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	562,000	609,471

Security Description	Principal Amount	Value (Note 2)

Electric - Distribution (continued)
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	$202,000	$245,002

		1,132,022

Electric - Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	197,000	247,960
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	137,000	137,250

		385,210

Electric - Integrated — 2.0%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	89,000	109,657
AES Corp. Senior Notes 2.45% due 01/15/2031*	437,000	444,637
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	224,000	268,337
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	537,000	587,875
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	52,000	64,543
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	237,000	373,795
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	251,000	323,152
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	357,000	463,241
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	400,000	504,823
Exelon Corp. Senior Notes 4.70% due 04/15/2050	151,000	204,335
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	439,000	603,352
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	133,000	149,907
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	99,000	112,823
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047#	221,000	231,300
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	197,000	211,610
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	156,000	171,895

28

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	$370,000	$396,219
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	211,000	246,717
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	149,000	193,325
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	22,000	25,591
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	219,000	241,249

		5,928,383

Electronic Components - Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	170,000	197,431
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	99,000	119,848
NVIDIA Corp. Senior Notes 3.70% due 04/01/2060	187,000	241,042

		558,321

Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	22,000	25,251

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	121,000	132,228

Energy - Alternate Sources — 0.1%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*#	356,000	365,556

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	510,000	546,990

Entertainment Software — 0.1%
Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	176,000	169,776

Finance - Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	413,000	475,811

Finance - Consumer Loans — 0.3%
Synchrony Financial Senior Notes 4.50% due 07/23/2025	827,000	930,311

Finance - Credit Card — 0.2%
American Express Co. Senior Notes 3.40% due 02/22/2024	152,000	165,357

Security Description	Principal Amount	Value (Note 2)

Finance - Credit Card (continued)
American Express Co. Senior Notes 4.20% due 11/06/2025	$117,000	$135,849
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	247,000	262,429
Visa, Inc. Senior Notes 0.75% due 08/15/2027	90,000	89,448

		653,083

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	156,000	173,004
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	161,000	191,751

		364,755

Food - Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	203,000	275,118
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	135,000	138,831
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	297,000	334,117

		748,066

Food - Wholesale/Distribution — 0.3%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	192,000	200,698
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	81,000	107,027
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	236,000	348,656
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	90,000	139,588

		795,969

Instruments - Controls — 0.1%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	168,000	168,270

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	33,000	40,663
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	44,000	61,912

		102,575

Insurance - Life/Health — 0.4%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	81,000	83,792

29

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health (continued)
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	$306,000	$374,960
Pacific LifeCorp Senior Notes 3.35% due 09/15/2050*	60,000	67,487
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	507,000	522,230
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	54,000	65,578
Unum Group Senior Notes 4.50% due 03/15/2025	90,000	100,240

		1,214,287

Insurance - Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	132,000	144,431

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	185,000	191,387

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	336,000	338,338
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027	248,000	250,375

		588,713

Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	287,000	306,801

Machinery - Farming — 0.3%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	230,000	235,521
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	265,000	288,771
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	339,000	351,196
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	108,000	118,278

		993,766

Medical - Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	731,000	791,832
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	251,000	246,989
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	141,000	137,839

		1,176,660

Security Description	Principal Amount	Value (Note 2)

Medical - Drugs — 0.4%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	$194,000	$235,574
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	240,000	303,211
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	303,000	303,398
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	145,000	197,750
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	174,000	186,861

		1,226,794

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	173,000	205,252
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	140,000	159,743

		364,995

Medical - HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	282,000	290,056
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	147,000	170,303
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	139,000	158,332

		618,691

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	253,000	294,645

Multimedia — 0.1%
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	297,000	304,161

Non-Profit Charity — 0.1%
Ford Foundation Notes 2.82% due 06/01/2070	183,000	192,876

Oil Companies - Exploration & Production — 0.7%
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	173,000	181,037
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	221,000	303,441
Hess Corp. Senior Notes 6.00% due 01/15/2040	355,000	431,679
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	314,000	371,702

30

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	$135,000	$160,004
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	125,000	157,199
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	201,000	278,609
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	199,000	195,743

		2,079,414

Oil Companies - Integrated — 0.5%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	434,000	432,793
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	503,000	564,954
Chevron Corp. Senior Notes 1.55% due 05/11/2025	430,000	446,536
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	149,000	149,186

		1,593,469

Oil Refining & Marketing — 0.1%
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	213,000	211,853
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	152,000	151,334

		363,187

Oil - Field Services — 0.1%
Halliburton Co. Senior Notes 2.92% due 03/01/2030#	192,000	197,382
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	180,000	202,030

		399,412

Paper & Related Products — 0.4%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	345,000	411,738
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	389,000	389,178
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	277,000	298,156

		1,099,072

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	159,000	168,222

Security Description	Principal Amount	Value (Note 2)

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	$96,000	$96,884
CVS Health Corp. Senior Notes 4.25% due 04/01/2050	112,000	140,543
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	370,000	469,459
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	122,000	164,571

		871,457

Pipelines — 1.3%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	229,000	250,836
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	84,000	94,070
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	142,000	139,912
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	244,000	254,146
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	109,000	125,575
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	136,000	153,983
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	25,000	18,344
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	231,000	251,234
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	168,000	196,459
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	314,000	316,491
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	186,000	191,362
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	201,000	240,687
MPLX LP Senior Notes 2.65% due 08/15/2030	170,000	172,131
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	132,000	159,003
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	102,000	102,968
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	89,000	115,415

31

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	$98,000	$91,997
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	157,000	183,984
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	303,000	343,894
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	330,000	415,291

		3,817,782

Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 3.10% due 06/15/2050	202,000	209,969
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	271,000	284,956
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	297,000	298,626
Host Hotels & Resorts LP Senior Notes 3.38% due 12/15/2029	248,000	249,424
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	210,000	215,643
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	188,000	189,029
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	245,000	245,184
Rexford Industrial Realty LP Company Guar. Notes 2.13% due 12/01/2030	100,000	100,445
Simon Property Group LP Senior Notes 3.25% due 09/13/2049	180,000	176,324
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	120,000	122,855

		2,092,455

Retail - Apparel/Shoe — 0.1%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	279,000	280,105

Retail - Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	157,000	158,449
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	223,000	256,289
Genuine Parts Co. Senior Notes 1.88% due 11/01/2030	191,000	189,689

		604,427

Security Description	Principal Amount	Value (Note 2)

Retail - Automobile — 0.1%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	$147,000	$176,854

Retail - Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.00% due 10/15/2050	142,000	152,503

Retail - Discount — 0.1%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	282,000	295,353

Retail - Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	316,000	309,571
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	97,000	121,823

		431,394

Retail - Restaurants — 0.2%
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	123,000	144,357
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	131,000	168,625
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	198,000	256,384

		569,366

Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	300,000	320,754
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	429,000	445,258

		766,012

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	193,000	229,015

Software Tools — 0.0%
VMware, Inc. Senior Notes 4.70% due 05/15/2030	98,000	119,582

Steel - Producers — 0.1%
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	251,000	256,136

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	400,000	549,706

Telephone - Integrated — 1.0%
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	71,000	72,773

32

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	$727,000	$880,841
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	184,000	228,170
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	145,000	176,243
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	337,000	422,758
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030	379,000	373,927
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	371,000	392,979
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	313,000	329,782
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	102,000	128,156
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	77,000	97,336

		3,102,965

Television — 0.3%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	737,000	856,763

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	152,000	171,634

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.00% due 06/30/2030#	160,000	187,542
GATX Corp. Senior Notes 4.35% due 02/15/2024	277,000	304,918

		492,460

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	169,000	182,022

Transport - Rail — 0.2%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	151,000	162,621
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	99,000	123,789
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	187,000	239,856

		526,266

Security Description	Principal Amount	Value (Note 2)

Transport - Services — 0.1%
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	$305,000	$311,991
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	154,000	173,957

		485,948

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	37,000	40,114
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	334,000	369,209
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	127,000	146,035

		555,358

Water — 0.1%
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	101,000	120,268
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	125,000	139,679

		259,947

Total U.S. Corporate Bonds & Notes
(cost $65,535,124)		71,220,414

FOREIGN CORPORATE BONDS & NOTES — 7.8%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	206,000	232,852

Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050	134,000	160,921
Yara International ASA Senior Notes 3.15% due 06/04/2030*	99,000	107,105

		268,026

Auto - Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.04% due 09/15/2023*	200,000	207,958

Banks - Commercial — 1.6%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*	200,000	210,120
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	228,000	257,822
Bank of Montreal Senior Notes 2.05% due 11/01/2022	505,000	521,174
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	150,000	151,030

33

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	$345,000	$365,118
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	565,000	566,350
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	349,000	354,839
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	200,000	213,726
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	239,000	257,897
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	231,000	238,064
ING Groep NV Senior Notes 1.40% due 07/01/2026*	496,000	502,871
ING Groep NV Senior Notes 4.63% due 01/06/2026*	220,000	258,438
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	387,000	399,157
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000	225,939
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*	229,000	232,488

		4,755,033

Banks - Special Purpose — 0.3%
BNG Bank NV Senior Notes 0.50% due 11/24/2025*	206,000	205,940
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	652,000	658,338

		864,278

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	330,000	333,244

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032	233,000	246,484

Cellular Telecom — 0.3%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	209,000	231,990
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	200,000	213,791
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	183,000	239,684

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	$131,000	$179,329

		864,794

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	216,472
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	300,000	303,090

		519,562

Chemicals - Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	116,000	118,716

Diversified Banking Institutions — 2.2%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	212,926
Barclays PLC Sub. Notes 3.56% due 09/23/2035	208,000	217,090
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	599,000	650,277
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	424,000	470,784
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	258,114
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	269,000	279,974
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	500,000	588,548
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	249,000	254,128
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	342,000	344,884
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	302,000	318,032
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	536,000	565,675
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	611,000	616,309
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	315,000	327,235
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	414,000	429,109
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	350,000	356,050

34

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	$409,000	$448,019
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	377,000	398,604

		6,735,758

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	445,000	513,003

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	250,000	277,262

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	209,000	214,380
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	443,000	551,376

		765,756

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	400,000	535,508

Electric - Integrated — 0.2%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*#	248,000	332,849
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	209,000	225,409

		558,258

Insurance - Life/Health — 0.2%
Athene Holding, Ltd. Senior Notes 3.50% due 01/15/2031	232,000	245,529
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	220,000	241,378

		486,907

Insurance - Property/Casualty — 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	377,000	418,668

Investment Companies — 0.1%
JAB Holdings BV Company Guar. Notes 2.20% due 11/23/2030*	263,000	263,906

Medical - Drugs — 0.2%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050#	88,000	83,225
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	382,000	426,759

Security Description	Principal Amount	Value (Note 2)

Medical - Drugs (continued)
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	$243,000	$260,282

		770,266

Oil Companies - Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	158,000	163,029

Oil Companies - Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	127,000	132,800
Equinor ASA Company Guar. Bonds 3.25% due 11/18/2049	23,000	25,479
Petro - Canada Senior Notes 5.95% due 05/15/2035	99,000	124,599
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	90,000	103,234

		386,112

Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	255,000	268,770

Semiconductor Components - Integrated Circuits — 0.1%
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*	377,000	374,910

SupraNational Banks — 0.6%
African Development Bank Senior Notes 0.75% due 04/03/2023	299,000	302,521
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	366,000	379,374
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	502,000	502,711
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	226,000	255,070
International Finance Corp. Senior Notes 0.50% due 03/20/2023#	438,000	440,462

		1,880,138

Telephone - Integrated — 0.2%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	141,000	192,915
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	250,000	318,730

		511,645

Transport - Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	70,000	113,000

Total Foreign Corporate Bonds & Notes
(cost $22,092,598)		23,433,843

35

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 40.1%
Federal Home Loan Bank — 0.5%
2.13% due 09/14/2029	$1,000,000	$1,102,187
5.50% due 07/15/2036	250,000	388,515

		1,490,702

Federal Home Loan Mtg. Corp. — 9.0%
2.50% due 01/01/2028	117,180	122,947
2.50% due 04/01/2028	610,914	643,863
2.50% due 03/01/2031	414,236	431,923
2.50% due 10/01/2032	517,837	539,666
3.00% due 08/01/2027	90,491	95,081
3.00% due 10/01/2042	357,544	389,595
3.00% due 11/01/2042	423,921	450,707
3.00% due 04/01/2043	429,572	455,982
3.00% due 05/01/2043	696,358	758,790
3.00% due 08/01/2043	425,591	452,227
3.00% due 10/01/2045	242,077	254,153
3.00% due 08/01/2046	1,457,160	1,528,143
3.00% due 01/01/2050	3,074,905	3,214,497
3.50% due 01/01/2032	920,638	986,124
3.50% due 11/01/2041	327,262	353,766
3.50% due 03/01/2042	119,142	128,997
3.50% due 04/01/2042	701,613	760,807
3.50% due 06/01/2042	777,601	841,934
3.50% due 08/01/2042	174,538	190,592
3.50% due 03/01/2045	522,053	559,512
3.50% due 07/01/2045	731,415	789,742
3.50% due 08/01/2045	414,536	450,662
3.50% due 11/01/2045	232,010	248,022
3.50% due 12/01/2046	506,978	540,599
3.50% due 11/01/2047	3,445,963	3,650,470
3.50% due 08/01/2049	667,542	710,880
3.50% due 04/01/2050	823,053	867,904
4.00% due 09/01/2040	161,954	177,071
4.00% due 10/01/2045	397,555	430,991
4.00% due 07/01/2049	445,519	483,428
4.00% due 01/01/2050	1,313,258	1,400,777
4.50% due 04/01/2044	91,330	102,349
4.50% due 07/01/2045	1,369,014	1,535,412
5.00% due 10/01/2033	304	346
5.00% due 06/01/2039	257,225	299,073
5.00% due 11/01/2043	315,129	365,813
5.50% due 02/01/2035	39,996	44,695
6.00% due 10/01/2033	77,282	87,217
6.00% due 03/01/2040	389	462
6.50% due 02/01/2035	1,349	1,552
6.75% due 09/15/2029	500,000	749,083
6.75% due 03/15/2031	250,000	385,766
Federal Home Loan Mtg. Corp. FRS
2.36% (6 ML+1.49%) due 02/01/2037	16,990	17,572
3.38% (12 ML+1.88%) due 11/01/2037	207,212	219,054
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)	434,243	447,259
Series 4800, Class KG 3.50% due 11/15/2045(3)	61,890	63,246
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.66% (6.80%-1 ML) due 09/15/2039(3)(4)(5)	107,684	17,843
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ2, Class M2 2.35% (1 ML+2.20%) due 09/25/2024(3)	26,654	26,654

		27,273,248

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. — 20.7%
2.00% due 07/01/2035	$1,911,929	$1,990,978
2.00% due 12/01/2050	1,995,086	2,072,328
2.50% due 04/01/2028	186,562	196,563
2.50% due 07/01/2031	975,165	1,015,222
2.50% due 01/01/2032	481,118	501,354
2.50% due 04/01/2035	1,385,124	1,439,920
2.50% due 05/01/2050	1,435,509	1,519,749
2.50% due 06/01/2050	2,437,917	2,557,283
2.50% due 07/01/2050	1,469,649	1,566,782
3.00% due 10/01/2027	51,971	54,482
3.00% due 12/01/2027	549,354	575,923
3.00% due 01/01/2028	419,486	440,016
3.00% due 03/01/2030	1,065,820	1,139,252
3.00% due 10/01/2030	288,868	302,736
3.00% due 02/01/2033	1,396,553	1,462,029
3.00% due 07/01/2034	38,023	39,790
3.00% due 11/01/2039	762,215	796,193
3.00% due 03/01/2042	439,970	466,484
3.00% due 12/01/2042	444,765	476,510
3.00% due 02/01/2045	329,838	346,432
3.00% due 09/01/2046	61,127	64,092
3.00% due 01/01/2047	326,342	341,960
3.00% due 11/01/2048	1,999,034	2,090,376
3.00% due 06/01/2049	1,468,864	1,570,688
3.00% due 03/01/2050	1,768,702	1,867,960
3.50% due 08/01/2026	67,951	71,931
3.50% due 09/01/2026	22,149	23,454
3.50% due 08/01/2027	20,861	22,080
3.50% due 10/01/2028	239,144	258,786
3.50% due 03/01/2033	758,688	805,160
3.50% due 08/01/2033	386,539	409,274
3.50% due 12/01/2041	328,892	358,960
3.50% due 08/01/2042	947,187	1,020,142
3.50% due 07/01/2045	259,253	276,995
3.50% due 08/01/2045	296,372	319,196
3.50% due 09/01/2045	218,450	232,603
3.50% due 10/01/2045	477,578	522,633
3.50% due 11/01/2045	148,790	158,398
3.50% due 12/01/2045	1,354,025	1,445,433
3.50% due 02/01/2046	389,760	416,053
3.50% due 03/01/2046	208,458	221,831
3.50% due 07/01/2046	1,015,311	1,103,590
3.50% due 01/01/2047	1,512,531	1,607,609
3.50% due 12/01/2047	2,810,411	2,973,199
3.50% due 04/01/2048	1,739,412	1,875,852
3.50% due 08/01/2049	1,555,430	1,639,246
4.00% due 07/01/2040	99,893	112,397
4.00% due 10/01/2040	45,620	49,868
4.00% due 12/01/2040	586,893	645,126
4.00% due 10/01/2041	286,105	311,627
4.00% due 11/01/2041	270,738	295,293
4.00% due 01/01/2043	382,384	420,928
4.00% due 02/01/2045	646,178	709,353
4.00% due 06/01/2046	174,598	189,418
4.00% due 01/01/2047	373,921	403,151
4.00% due 05/01/2047	403,470	433,534
4.00% due 06/01/2047	1,232,554	1,349,684
4.00% due 07/01/2047	1,633,005	1,755,160
4.00% due 08/01/2047	1,093,298	1,173,716
4.00% due 12/01/2048	480,623	512,671
4.00% due 01/01/2049	960,701	1,024,959
4.00% due 03/01/2049	321,647	343,014
4.00% due 03/01/2050	1,434,544	1,529,712
4.50% due 11/01/2022	4,343	4,553
4.50% due 10/01/2024	88,162	93,809

36

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 08/01/2045	$1,471,618	$1,661,711
4.50% due 06/01/2048	862,600	937,801
4.50% due 10/01/2048	587,802	637,735
4.50% due 11/01/2048	254,960	279,367
4.50% due 12/01/2048	1,476,155	1,600,875
4.50% due 10/01/2049	1,021,592	1,108,741
5.00% due 10/01/2033	1,554	1,791
5.00% due 03/01/2034	25,172	29,162
5.00% due 05/01/2040	63,308	73,591
5.00% due 06/01/2040	32,463	37,566
5.00% due 02/01/2045	199,721	230,140
5.50% due 12/01/2029	38,400	42,968
5.50% due 04/01/2033	35,467	41,473
5.50% due 12/01/2033	32,134	37,879
5.50% due 07/01/2037	145,671	171,162
5.50% due 08/01/2037	144,556	170,765
5.50% due 06/01/2038	15,977	18,848
6.00% due 12/01/2036	215,671	257,225
6.00% due 11/01/2038	59,343	70,025
6.00% due 06/01/2040	46,972	55,351
6.50% due 10/01/2037	12,788	14,361
Federal National Mtg. Assoc. FRS
1.90% (6 ML+1.54%) due 09/01/2035	178,896	185,662
2.33% (12 ML+1.83%) due 10/01/2040	84,038	87,697
2.33% (12 ML+1.82%) due 10/01/2040	35,650	37,208
2.79% (12 ML+1.77%) due 05/01/2040	178,819	186,646
2.82% (12 ML+1.57%) due 05/01/2037	30,559	31,836
2.95% (12 ML+1.91%) due 08/01/2035	108,055	113,745
3.04% (1 Yr USTYCR+2.26%) due 11/01/2036	69,424	73,112
3.06% (1 Yr USTYCR+2.22%) due 10/01/2035	139,667	147,054
3.11% (12 ML+1.67%) due 07/01/2039	152,694	159,437
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	209,531	225,340
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	983,327	1,049,155
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	603,457	637,539

		62,428,468

Government National Mtg. Assoc. — 5.6%
2.50% due 05/20/2050	2,916,217	3,074,825
2.50% due 06/20/2050	1,467,886	1,548,177
3.00% due 02/20/2045	289,413	308,000
3.00% due 05/20/2045	222,300	237,174
3.00% due 07/20/2045	38,614	41,057
3.00% due 11/20/2045	791,069	841,250
3.00% due 12/20/2045	364,289	387,339
3.00% due 01/20/2046	1,136,812	1,208,519
3.00% due 03/20/2046	1,111,534	1,181,398
3.00% due 04/20/2046	1,475,512	1,568,396
3.00% due 09/20/2047	1,165,124	1,233,170
3.00% due 05/20/2050	1,941,507	2,035,494
3.50% due 03/20/2045	193,179	207,214
3.50% due 04/20/2045	360,627	386,845
3.50% due 07/20/2045	83,066	89,121

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
3.50% due 07/20/2046	$112,878	$121,453
3.50% due 03/20/2047	320,785	345,182
4.00% due 07/20/2045	121,065	132,440
4.00% due 05/20/2048	1,482,981	1,598,292
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(2)	200,000	207,489

		16,752,835

Uniform Mtg. Backed Securities — 4.3%
2.00% due December 15 TBA	1,000,000	1,041,172
2.00% due December 30 TBA	6,300,000	6,543,175
2.50% due December 30 TBA	4,500,000	4,715,180
3.00% due December 30 TBA	500,000	522,324

		12,821,851

Total U.S. Government Agencies
(cost $117,903,122)		120,767,104

U.S. GOVERNMENT TREASURIES — 19.6%
United States Treasury Bonds — 6.1%
1.25% due 05/15/2050	1,175,900	1,084,951
2.38% due 11/15/2049	5,000,000	5,965,625
2.75% due 11/15/2042	406,000	510,053
2.88% due 11/15/2046#	384,000	497,595
3.00% due 11/15/2045	1,729,000	2,280,119
3.00% due 05/15/2047	1,441,000	1,913,209
3.13% due 11/15/2041	2,303,000	3,054,264
3.13% due 02/15/2042	392,000	521,130
3.88% due 08/15/2040	167,000	242,698
4.25% due 05/15/2039	256,000	385,060
4.38% due 11/15/2039	105,000	161,011
4.38% due 05/15/2040	192,000	295,740
4.75% due 02/15/2037	564,000	870,697
5.00% due 05/15/2037	153,000	242,876
5.25% due 11/15/2028	354,000	479,822

		18,504,850

United States Treasury Notes — 13.5%
0.63% due 03/31/2027	538,000	541,047
0.63% due 08/15/2030	672,000	658,980
1.38% due 10/15/2022	3,000,000	3,068,555
1.50% due 11/30/2024	1,500,000	1,573,066
1.50% due 02/15/2030	480,000	510,488
1.63% due 08/15/2022	2,296,000	2,354,297
1.63% due 08/31/2022	1,921,000	1,970,601
1.63% due 12/15/2022	358,000	368,754
1.63% due 02/15/2026	4,839,000	5,146,541
1.63% due 11/30/2026	1,600,000	1,707,000
1.63% due 08/15/2029	900,000	966,867
1.75% due 09/30/2022	5,137,000	5,288,301
1.75% due 11/15/2029	3,500,000	3,800,918
2.00% due 02/15/2025	1,729,000	1,852,191
2.00% due 11/15/2026	384,000	418,035
2.25% due 04/30/2024	167,000	178,527
2.25% due 11/15/2024#	3,596,000	3,875,111
2.25% due 08/15/2027	576,000	639,743
2.38% due 05/15/2029	500,000	567,305
2.50% due 02/28/2021	2,401,000	2,414,861
2.50% due 01/15/2022	2,401,000	2,464,964
2.63% due 02/15/2029#	171,000	197,071

		40,563,223

Total U.S. Government Treasuries
(cost $54,287,027)		59,068,073

37

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Banks - Special Purpose — 0.1%
Korea Development Bank Senior Notes 0.50% due 10/27/2023	$200,000	$200,312

Sovereign — 0.2%
Republic of Italy Senior Notes 4.00% due 10/17/2049	200,000	223,740
United Mexican States Senior Notes 4.50% due 04/22/2029	228,000	263,000
United Mexican States Senior Bonds 4.75% due 03/08/2044	198,000	227,950

		714,690

Total Foreign Government Obligations
(cost $819,349)		915,002

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.1%
Entergy Louisiana LLC 4.70%# (cost $175,590)	7,025	176,538

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks - Super Regional — 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086	71,000	94,747

Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(6)	217,000	233,818

Electric - Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	151,000	159,018

Electric - Integrated — 0.1%
CMS Energy Corp. 3.75% due 12/01/2050	133,000	134,636
CMS Energy Corp. 4.75% due 06/01/2050	154,000	169,371
Dominion Resources, Inc. 5.75% due 10/01/2054	110,000	120,700

		424,707

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. 5.63% due 06/15/2043	210,000	226,012
Prudential Financial, Inc. 5.70% due 09/15/2048	85,000	98,595
Voya Financial, Inc. 4.70% due 01/23/2048	144,000	147,243

		471,850

Insurance - Multi-line — 0.1%
Allianz SE 3.50% due 11/17/2025*(6)	200,000	202,040

Oil Companies - Integrated — 0.1%
BP Capital Markets PLC 4.88% due 03/22/2030(6)	274,000	302,167

Pipelines — 0.0%
Enterprise Products Operating LLC 5.25% due 08/16/2077	114,000	112,450

Security Description	Principal Amount/ Shares	Value (Note 2)

Real Estate Investment Trusts — 0.1%
Scentre Group Trust 2 5.13% due 09/24/2080*	$206,000	$215,908

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	337,000	356,988

Total Preferred Securities/Capital Securities
(cost $2,397,017)		2,573,693

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)	78,000	8
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	997
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	112,000	11

Total Escrows And Litigation Trusts
(cost $0)		1,025

Total Long-Term Investment Securities
(cost $270,844,838)		286,021,278

SHORT-TERM INVESTMENT SECURITIES — 9.9%
Registered Investment Companies — 9.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(8)	29,188,684	29,188,684
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(8)(9)	661,408	661,408

Total Short-Term Investment Securities
(cost $29,850,092)		29,850,092

TOTAL INVESTMENTS
(cost $300,694,930)(10)	104.9%	315,871,370
Liabilities in excess of other assets	(4.9)	(14,652,574)

NET ASSETS	100.0%	$301,218,796

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $24,165,368 representing 8.0% of net assets.

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2020.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Securities classified as Level 3 (see Note 2).
(8)	The rate shown is the 7-day yield as of November 30, 2020.

38

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

(9)

At November 30, 2020, the Fund had loaned securities with a total value of $2,521,814. This was secured by collateral of $661,408 which was received in cash and subsequently invested in short-term investments currently valued at $661,408 as reported in the Portfolio of Investments. Additional collateral of $1,907,063 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	0.50% to 17.97%	01/25/2023 to 12/25/2050	$587,486
Federal National Mtg. Assoc.	1.50% to 12.24%	02/01/2026 to 08/25/2058	496,328
Government National Mtg. Assoc.	0.50% to 9.59%	10/20/2034 to 12/16/2062	282,781
United States Treasury Bills	0.00%	12/03/2020 to 04/08/2021	123,679
United States Treasury Notes/Bonds	0.13% to 3.88%	12/31/2020 to 08/15/2048	416,789

(10)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$7,865,586	$—	$7,865,586
U.S. Corporate Bonds & Notes	—	71,220,414	—	71,220,414
Foreign Corporate Bonds & Notes	—	23,433,843	—	23,433,843
U.S. Government Agencies	—	120,767,104	—	120,767,104
U.S. Government Treasuries	—	59,068,073	—	59,068,073
Foreign Government Obligations	—	915,002	—	915,002
Preferred Securities	176,538	—	—	176,538
Preferred Securities/Capital Securities	—	2,573,693	—	2,573,693
Escrows and Litigation Trusts	—	997	28	1,025
Short-Term Investment Securities	29,850,092	—	—	29,850,092

Total Investment at Value	$30,026,630	$285,844,712	$28	$315,871,370

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

39

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Applications Software	6.9%
Computers	6.2
E-Commerce/Products	5.3
Web Portals/ISP	5.1
Medical-HMO	5.0
Diversified Banking Institutions	4.8
Retail-Discount	4.4
Insurance-Property/Casualty	3.2
Internet Content-Entertainment	3.0
Semiconductor Components-Integrated Circuits	2.7
Finance-Credit Card	2.7
Cable/Satellite TV	2.5
Medical-Drugs	2.4
Agricultural Biotech	2.3
Auto-Cars/Light Trucks	2.2
Semiconductor Equipment	2.0
Computer Services	2.0
Commercial Services	1.9
Cosmetics & Toiletries	1.9
Networking Products	1.8
Transport-Rail	1.7
Oil Companies-Integrated	1.6
Medical Labs & Testing Services	1.6
Cellular Telecom	1.6
Beverages-Non-alcoholic	1.6
Commercial Services-Finance	1.5
Aerospace/Defense	1.5
Human Resources	1.5
Registered Investment Companies	1.5
Retail-Apparel/Shoe	1.5
Electronic Measurement Instruments	1.4
Real Estate Management/Services	1.3
Broadcast Services/Program	1.2
Coatings/Paint	1.2
Machinery-General Industrial	1.2
Medical Products	1.1
Finance-Auto Loans	1.1
Oil Companies-Exploration & Production	1.1
Retail-Auto Parts	1.1
Repurchase Agreements	1.0
Retail-Building Products	0.9
Insurance-Reinsurance	0.8
Investment Management/Advisor Services	0.8
Medical-Biomedical/Gene	0.7
Tobacco	0.6
Footwear & Related Apparel	0.6
Finance-Other Services	0.5
Telecom Equipment-Fiber Optics	0.3

100.8%

*	Calculated as a percentage of net assets

40

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Aerospace/Defense — 1.5%
BAE Systems PLC ADR#	143,098	$3,899,420

Agricultural Biotech — 2.3%
Corteva, Inc.	158,888	6,088,588

Applications Software — 6.9%
CDK Global, Inc.	63,317	3,032,884
Microsoft Corp.	69,252	14,824,776

		17,857,660

Auto - Cars/Light Trucks — 2.2%
General Motors Co.	129,623	5,682,672

Beverages - Non-alcoholic — 1.6%
Coca-Cola Co.	79,337	4,093,789

Broadcast Services/Program — 1.2%
Fox Corp., Class A	111,578	3,217,910

Cable/Satellite TV — 2.5%
Comcast Corp., Class A	127,779	6,419,617

Cellular Telecom — 1.6%
Vodafone Group PLC ADR	248,672	4,122,982

Coatings/Paint — 1.2%
Axalta Coating Systems, Ltd.†	111,548	3,191,388

Commercial Services — 1.9%
Quanta Services, Inc.	72,787	4,974,264

Commercial Services - Finance — 1.5%
FleetCor Technologies, Inc.†	15,196	4,030,131

Computer Services — 2.0%
Cognizant Technology Solutions Corp., Class A	66,154	5,168,612

Computers — 6.2%
Apple, Inc.	134,862	16,055,321

Cosmetics & Toiletries — 1.9%
Unilever PLC ADR	79,077	4,828,442

Diversified Banking Institutions — 4.8%
Bank of America Corp.	139,945	3,940,851
JPMorgan Chase & Co.	39,899	4,703,294
Morgan Stanley	63,293	3,913,406

		12,557,551

E-Commerce/Products — 5.3%
Alibaba Group Holding, Ltd. ADR†	14,466	3,809,766
Amazon.com, Inc.†	3,196	10,125,056

		13,934,822

Electronic Measurement Instruments — 1.4%
Fortive Corp.	43,058	3,019,658
Vontier Corp.†	17,671	586,147

		3,605,805

Finance - Auto Loans — 1.1%
Ally Financial, Inc.	97,749	2,898,258

Finance - Credit Card — 2.7%
Visa, Inc., Class A	33,700	7,088,795

Finance - Other Services — 0.5%
Intercontinental Exchange, Inc.	12,460	1,314,655

Footwear & Related Apparel — 0.6%
Skechers U.S.A., Inc., Class A†	49,464	1,655,560

Human Resources — 1.5%
Robert Half International, Inc.	60,738	3,898,165

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty — 3.2%
Berkshire Hathaway, Inc., Class B†	28,663	$6,561,247
Fidelity National Financial, Inc.	47,853	1,722,230

		8,283,477

Insurance - Reinsurance — 0.8%
Reinsurance Group of America, Inc.	19,061	2,197,352

Internet Content - Entertainment — 3.0%
Facebook, Inc., Class A†	28,650	7,935,190

Investment Management/Advisor Services — 0.8%
Raymond James Financial, Inc.	23,422	2,130,231

Machinery - General Industrial — 1.2%
Otis Worldwide Corp.	45,075	3,017,320

Medical Labs & Testing Services — 1.6%
Laboratory Corp. of America Holdings†	20,789	4,154,474

Medical Products — 1.1%
Koninklijke Philips NV†	57,910	2,983,523

Medical - Biomedical/Gene — 0.7%
Biogen, Inc.†	7,643	1,835,619

Medical - Drugs — 2.4%
Novo Nordisk A/S ADR	32,271	2,166,352
Sanofi ADR	79,521	3,991,954

		6,158,306

Medical - HMO — 5.0%
Anthem, Inc.	13,277	4,136,051
Humana, Inc.	4,514	1,807,947
UnitedHealth Group, Inc.	20,855	7,014,371

		12,958,369

Networking Products — 1.8%
Cisco Systems, Inc.	111,645	4,802,968

Oil Companies - Exploration & Production — 1.1%
ConocoPhillips	71,734	2,837,797

Oil Companies - Integrated — 1.6%
BP PLC ADR	86,345	1,688,908
Chevron Corp.	29,985	2,614,092

		4,303,000

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	54,440	3,328,462

Retail - Apparel/Shoe — 1.5%
Ross Stores, Inc.	35,701	3,838,572

Retail - Auto Parts — 1.1%
O’Reilly Automotive, Inc.†	6,300	2,787,372

Retail - Building Products — 0.9%
Lowe’s Cos., Inc.	14,401	2,243,964

Retail - Discount — 4.4%
Dollar General Corp.	8,480	1,853,559
Dollar Tree, Inc.†	53,296	5,822,055
Walmart, Inc.	24,008	3,668,182

		11,343,796

Semiconductor Components - Integrated Circuits — 2.7%
NXP Semiconductors NV	11,142	1,765,116
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	55,618	5,396,058

		7,161,174

41

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 2.0%
Applied Materials, Inc.	63,354	$5,225,438

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†	15,024	673,075

Tobacco — 0.6%
Altria Group, Inc.	41,670	1,659,716

Transport - Rail — 1.7%
Norfolk Southern Corp.	18,280	4,332,726

Web Portals/ISP — 5.1%
Alphabet, Inc., Class A†	3,746	6,571,982
Alphabet, Inc., Class C†	3,751	6,604,536

		13,176,518

Total Long-Term Investment Securities
(cost $184,919,291)		255,952,846

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2) (cost $3,841,068)	3,841,068	3,841,068

Security Description	Shares/ Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $2,748,000 and collateralized by $2,814,100 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $2,803,008 (cost $2,748,000)	2,748,000	$2,748,000

TOTAL INVESTMENTS
(cost $191,508,359)(3)	100.8%	262,541,914
Liabilities in excess of other assets	(0.8)	(2,047,106)

NET ASSETS	100.0%	$260,494,808

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2020.
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $3,738,182. This was secured by collateral of $3,841,068, which was received in cash and subsequently invested in short-term investments currently valued at $3,841,068 as reported in the Portfolio of Investments.

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$255,952,846	$—	$—	$255,952,846
Short-Term Investment Securities :
Registered Investment Companies . . . .	3,841,068	—	—	3,841,068
Repurchase Agreements	—	2,748,000	—	2,748,000

Total Investments at Value	$259,793,914	$2,748,000	$—	$262,541,914

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

42

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.0%
Medical — Drugs	6.1
Registered Investment Companies	4.2
Electronic Components — Semiconductors	3.9
Cosmetics & Toiletries	3.6
Telephone — Integrated	3.2
Insurance — Property/Casualty	2.9
Medical — Wholesale Drug Distribution	2.9
Diversified Manufacturing Operations	2.9
Medical — HMO	2.5
Computer Services	2.5
Food — Misc./Diversified	2.4
Chemicals — Diversified	2.2
Insurance — Multi-line	2.2
Networking Products	2.2
Electric — Integrated	2.1
Medical Instruments	2.0
Oil Companies — Integrated	2.0
Medical Products	1.8
Beverages — Non-alcoholic	1.7
Banks — Super Regional	1.5
Pipelines	1.5
Finance — Credit Card	1.5
Aerospace/Defense	1.5
Commercial Services — Finance	1.3
Cable/Satellite TV	1.3
Data Processing/Management	1.3
Auto — Cars/Light Trucks	1.3
Computers — Memory Devices	1.2
Computers	1.2
Electric Products — Misc.	1.2
Insurance Brokers	1.2
Tobacco	1.1
Investment Management/Advisor Services	1.1
Retail — Drug Store	1.1
Oil Companies — Exploration & Production	1.1
Finance — Investment Banker/Broker	1.1
Oil Refining & Marketing	1.1
Food — Confectionery	1.1
Retail — Consumer Electronics	1.1
Insurance — Life/Health	1.0
Applications Software	1.0
Pharmacy Services	1.0
Medical — Biomedical/Gene	0.9
Brewery	0.9
Soap & Cleaning Preparation	0.9
Internet Security	0.8
Broadcast Services/Program	0.7
Retail — Apparel/Shoe	0.7
Transport — Rail	0.6
Wireless Equipment	0.6
Semiconductor Components — Integrated Circuits	0.6
Repurchase Agreements	0.5
Finance — Other Services	0.5
Agricultural Biotech	0.4
Gas — Distribution	0.4
Home Decoration Products	0.4
Semiconductor Equipment	0.4
Distribution/Wholesale	0.4
Retail — Major Department Stores	0.4
Food — Dairy Products	0.4
Audio/Video Products	0.3
Enterprise Software/Service	0.3
Retail — Building Products	0.2
Retail — Discount	0.2
Transport — Services	0.1
Machinery — Electrical	0.1

99.8%

*	Calculated as a percentage of net assets

43

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.1%
Aerospace/Defense — 1.5%
BAE Systems PLC	1,989,517	$13,367,718

Agricultural Biotech — 0.4%
Corteva, Inc.	101,455	3,887,756

Applications Software — 1.0%
CDK Global, Inc.	62,721	3,004,336
Microsoft Corp.	29,950	6,411,396

		9,415,732

Audio/Video Products — 0.3%
Sony Corp.	32,100	2,983,701

Auto - Cars/Light Trucks — 1.3%
General Motors Co.	269,306	11,806,375

Banks - Super Regional — 1.5%
Wells Fargo & Co.	512,169	14,007,822

Beverages - Non-alcoholic — 1.7%
Coca-Cola Co.	301,603	15,562,715

Brewery — 0.9%
Constellation Brands, Inc., Class A	38,760	7,978,358

Broadcast Services/Program — 0.7%
Fox Corp., Class A	216,700	6,249,628
Fox Corp., Class B	5,070	143,887

		6,393,515

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	243,899	12,253,486

Chemicals - Diversified — 2.2%
Dow, Inc.	206,118	10,926,315
DuPont de Nemours, Inc.	70,777	4,490,093
PPG Industries, Inc.	32,880	4,825,798

		20,242,206

Commercial Services - Finance — 1.3%
Automatic Data Processing, Inc.	70,517	12,261,496

Computer Services — 2.5%
Cognizant Technology Solutions Corp., Class A	149,852	11,707,937
International Business Machines Corp.	78,271	9,668,034
Leidos Holdings, Inc.	9,210	927,447

		22,303,418

Computers — 1.2%
HP, Inc.	504,378	11,061,010

Computers - Memory Devices — 1.2%
NetApp, Inc.	209,150	11,149,787

Cosmetics & Toiletries — 3.6%
Colgate-Palmolive Co.	125,395	10,738,828
Procter & Gamble Co.	71,066	9,868,935
Unilever PLC ADR	195,329	11,926,789

		32,534,552

Data Processing/Management — 1.3%
Paychex, Inc.	128,754	11,993,435

Distribution/Wholesale — 0.4%
Ferguson PLC	31,344	3,520,075

Diversified Banking Institutions — 7.0%
Bank of America Corp.	635,585	17,898,074
Citigroup, Inc.	335,212	18,460,125
JPMorgan Chase & Co.	164,646	19,408,470
Morgan Stanley	128,786	7,962,838

		63,729,507

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 2.9%
3M Co.	59,185	$10,223,025
General Electric Co.	882,794	8,986,843
Siemens AG	52,267	6,982,832

		26,192,700

Electric Products - Misc. — 1.2%
Emerson Electric Co.	141,395	10,861,964

Electric - Integrated — 2.1%
Edison International	90,090	5,527,922
Exelon Corp.	45,750	1,878,953
PPL Corp.	121,300	3,447,346
Public Service Enterprise Group, Inc.	144,148	8,400,945

		19,255,166

Electronic Components - Semiconductors — 3.9%
Broadcom, Inc.	26,837	10,777,202
Samsung Electronics Co., Ltd. GDR	9,251	14,006,014
Texas Instruments, Inc.	68,071	10,976,449

		35,759,665

Enterprise Software/Service — 0.3%
Open Text Corp.	58,695	2,592,558

Finance - Credit Card — 1.5%
American Express Co.	39,430	4,676,004
Visa, Inc., Class A	41,537	8,737,308

		13,413,312

Finance - Investment Banker/Broker — 1.1%
Charles Schwab Corp.	201,676	9,837,755

Finance - Other Services — 0.5%
CME Group, Inc.	24,230	4,240,977

Food - Confectionery — 1.1%
J.M. Smucker Co.	83,067	9,735,452

Food - Dairy Products — 0.4%
Danone SA	49,370	3,171,871

Food - Misc./Diversified — 2.4%
Campbell Soup Co.	189,948	9,501,199
General Mills, Inc.	155,345	9,448,083
Nestle SA	25,182	2,803,758

		21,753,040

Gas - Distribution — 0.4%
NiSource, Inc.	156,060	3,776,652

Home Decoration Products — 0.4%
Newell Brands, Inc.	172,770	3,673,090

Insurance Brokers — 1.2%
Arthur J. Gallagher & Co.	91,094	10,513,159

Insurance - Life/Health — 1.0%
Equitable Holdings, Inc.	182,452	4,630,632
Prudential Financial, Inc.	64,702	4,892,765

		9,523,397

Insurance - Multi-line — 2.2%
Allstate Corp.	36,188	3,703,842
Hartford Financial Services Group, Inc.	106,493	4,706,991
MetLife, Inc.	256,061	11,822,336

		20,233,169

Insurance - Property/Casualty — 2.9%
Berkshire Hathaway, Inc., Class B†	43,795	10,025,114
Fidelity National Financial, Inc.	137,383	4,944,414
First American Financial Corp.	10,960	530,902

44

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
Travelers Cos., Inc.	85,004	$11,020,769

		26,521,199

Internet Security — 0.8%
NortonLifeLock, Inc.	418,037	7,620,815

Investment Management/Advisor Services — 1.1%
Raymond James Financial, Inc.	114,530	10,416,504

Machinery - Electrical — 0.1%
Siemens Energy AG†	26,148	776,647

Medical Instruments — 2.0%
Alcon, Inc.†	97,985	6,251,632
Medtronic PLC	107,623	12,236,735

		18,488,367

Medical Products — 1.8%
Koninklijke Philips NV†	214,176	11,077,611
Zimmer Biomet Holdings, Inc.	32,940	4,912,013

		15,989,624

Medical - Biomedical/Gene — 0.9%
Amgen, Inc.	38,894	8,636,024

Medical - Drugs — 6.1%
AstraZeneca PLC	65,767	6,843,212
Bayer AG	144,688	8,330,975
Bristol-Myers Squibb Co.	161,982	10,107,677
Johnson & Johnson	64,938	9,395,230
Merck & Co., Inc.	115,902	9,317,362
Sanofi	117,490	11,871,938

		55,866,394

Medical - HMO — 2.5%
Anthem, Inc.	42,539	13,251,749
Humana, Inc.	4,630	1,854,408
UnitedHealth Group, Inc.	22,480	7,560,923

		22,667,080

Medical - Wholesale Drug Distribution — 2.9%
AmerisourceBergen Corp.	102,118	10,529,387
Cardinal Health, Inc.	196,086	10,704,335
McKesson Corp.	27,693	4,982,247

		26,215,969

Networking Products — 2.2%
Cisco Systems, Inc.	457,590	19,685,522

Oil Companies - Exploration & Production — 1.1%
ConocoPhillips	107,780	4,263,777
Pioneer Natural Resources Co.	58,746	5,908,672

		10,172,449

Oil Companies - Integrated — 2.0%
BP PLC	949,934	3,136,251
Chevron Corp.	119,464	10,414,872
Equinor ASA	305,979	4,822,250

		18,373,373

Oil Refining & Marketing — 1.1%
Marathon Petroleum Corp.	252,322	9,810,279

Pharmacy Services — 1.0%
Cigna Corp.	7,870	1,645,932
CVS Health Corp.	103,859	7,040,601

		8,686,533

Security Description	Shares/ Principal Amount	Value (Note 2)

Pipelines — 1.5%
Enterprise Products Partners LP	423,425	$8,214,445
Williams Cos., Inc.	251,149	5,269,106

		13,483,551

Retail - Apparel/Shoe — 0.7%
Ross Stores, Inc.	55,320	5,948,006

Retail - Building Products — 0.2%
Lowe’s Cos., Inc.	13,522	2,106,998

Retail - Consumer Electronics — 1.1%
Best Buy Co., Inc.	88,433	9,621,510

Retail - Discount — 0.2%
Dollar General Corp.	8,422	1,840,881

Retail - Drug Store — 1.1%
Walgreens Boots Alliance, Inc.	270,822	10,293,944

Retail - Major Department Stores — 0.4%
TJX Cos., Inc.	53,880	3,421,919

Semiconductor Components - Integrated Circuits — 0.6%
NXP Semiconductors NV	32,270	5,112,213

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	42,900	3,538,392

Soap & Cleaning Preparation — 0.9%
Henkel AG & Co. KGaA (Preference Shares)	72,730	7,828,863

Telephone - Integrated — 3.2%
Verizon Communications, Inc.	488,122	29,487,450

Tobacco — 1.1%
Altria Group, Inc.	247,420	9,854,739
British American Tobacco PLC	16,760	589,759

		10,444,498

Transport - Rail — 0.6%
Union Pacific Corp.	27,954	5,704,852

Transport - Services — 0.1%
FedEx Corp.	3,474	995,579

Wireless Equipment — 0.6%
Motorola Solutions, Inc.	31,300	5,368,888

Total Long-Term Investment Securities
(cost $793,602,140)		866,110,914

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.09%(1) (cost $38,485,246)	38,475,129	38,482,824

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $4,592,000 and collateralized by $4,702,400 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of 4,683,865 (cost $4,592,000)	$4,592,000	4,592,000

TOTAL INVESTMENTS
(cost $836,679,386)(2)	99.8%	909,185,738
Other assets less liabilities	0.2	1,770,615

NET ASSETS	100.0%	$910,956,353

†	Non-income producing security

45

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

(1)	The rate shown is the 7-day yield as of November 30, 2020.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$866,110,914	$—	$—	$866,110,914
Short-Term Investment Securities	38,482,824	—	—	38,482,824
Repurchase Agreements	—	4,592,000	—	4,592,000

Total Investments at Value	$904,593,738	$4,592,000	$—	$909,185,738

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

46

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.4%
Domestic Fixed Income Investment Companies	19.7
United States Treasury Notes	12.7
International Equity Investment Companies	10.5
Registered Investment Companies	2.0
Options — Purchased	0.8
International Fixed Income Investment Companies	0.4

100.5%

*	Calculated as a percentage of net assets

47

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 85.0%(1)@
Domestic Equity Investment Companies — 54.4%
VALIC Co. I Blue Chip Growth Fund†	315,129	$8,064,163
VALIC Co. I Dividend Value Fund	670,604	7,624,763
VALIC Co. I Growth Fund	368,562	8,620,676
VALIC Co. I Large Cap Core Fund	611,036	8,578,949
VALIC Co. I Large Capital Growth Fund	335,908	6,845,811
VALIC Co. I Mid Cap Index Fund	139,126	3,571,361
VALIC Co. I Small Cap Aggressive Growth Fund†	54,341	955,320
VALIC Co. I Small Cap Index Fund	74,692	1,476,664
VALIC Co. I Small Cap Special Values Fund	132,009	1,430,973
VALIC Co. I Stock Index Fund	485,295	23,415,494
VALIC Co. I Systematic Core Fund	147,672	3,702,138
VALIC Co. I Systematic Value Fund	520,183	6,746,777
VALIC Co. I Value Fund	429,937	7,700,165
VALIC Co. II Capital Appreciation Fund	343,072	6,542,387
VALIC Co. II Large Cap Value Fund	189,128	3,894,151
VALIC Co. II Mid Cap Growth Fund	186,616	2,306,569
VALIC Co. II Mid Cap Value Fund	125,381	2,202,941
VALIC Co. II Small Cap Growth Fund	25,479	615,056
VALIC Co. II Small Cap Value Fund	34,636	389,305
VALIC Co. II U.S. Socially Responsible Fund	74,480	1,641,531

Total Domestic Equity Investment Companies
(cost $85,628,379)		106,325,194

Domestic Fixed Income Investment Companies — 19.7%
VALIC Co. I Capital Conservation Fund	1,179,461	12,714,585
VALIC Co. I Government Securities Fund	787,010	8,877,473
VALIC Co. I Inflation Protected Fund	220,161	2,657,339
VALIC Co. II Core Bond Fund	840,592	10,179,575
VALIC Co. II High Yield Bond Fund	200,774	1,547,967
VALIC Co. II Strategic Bond Fund	226,355	2,650,620

Total Domestic Fixed Income Investment Companies
(cost $36,036,249)		38,627,559

International Equity Investment Companies — 10.5%
VALIC Co. I Emerging Economies Fund	144,468	1,356,553
VALIC Co. I Global Real Estate Fund	170,585	1,303,268
VALIC Co. I International Equities Index Fund	767,059	5,668,569
VALIC Co. I International Growth Fund	364,893	5,914,911
VALIC Co. I International Socially Responsible Fund	27,438	785,545
VALIC Co. I International Value Fund	561,377	5,439,744
VALIC Co. II International Opportunities Fund	5,256	117,374

Total International Equity Investment Companies
(cost $17,096,314)		20,585,964

Security Description	Shares/ Principal Amount	Value (Note 2)

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund (cost $637,789)	54,931	$722,342

Total Affiliated Registered Investment Companies
(cost $139,398,731)		166,261,059

U.S. GOVERNMENT TREASURIES — 12.7%
United States Treasury Notes — 12.7%
0.63% due 05/15/2030	$2,444,000	2,402,376
0.63% due 08/15/2030	2,683,600	2,631,605
1.50% due 02/15/2030	1,608,100	1,710,239
1.63% due 08/15/2029	2,458,800	2,641,481
1.75% due 11/15/2029	2,213,800	2,404,135
2.38% due 05/15/2029	5,086,900	5,771,644
2.63% due 02/15/2029	610,700	703,808
2.75% due 02/15/2028#	1,388,100	1,596,857
2.88% due 05/15/2028	2,104,100	2,446,181
3.13% due 11/15/2028	2,097,500	2,492,748

Total U.S. Government Treasuries
(cost $23,146,171)		24,801,074

OPTIONS - PURCHASED — 0.8%
Over the Counter Purchased Put Options(2) (cost $2,526,955)	29,000	1,540,925

Total Long-Term Investment Securities
(cost $165,071,857)		192,603,058

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
AB Government Money Market Portfolio, Class AB 0.14%(3)
(cost $4,026,119)	4,026,119	4,026,119

TOTAL INVESTMENTS
(cost $169,097,976)(4)	100.5%	196,629,177
Liabilities in excess of other assets	(0.5)	(1,061,563)

NET ASSETS	100.0%	$195,567,614

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

†	Non-income producing security
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options—Purchased

Over the Counter Purchased Put Options
Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at November 30, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	March 2021	$2,500	8,000	$28,973,040	$444,312	$96,984	$(347,328)
S&P 500 Index	Citibank, N.A.	April 2021	3,200	3,000	10,864,890	277,829	221,063	(56,766)
S&P 500 Index	Goldman Sachs International	April 2021	3,200	3,500	12,675,705	313,501	257,907	(55,594)
S&P 500 Index	Goldman Sachs International	June 2021	3,000	3,500	12,675,705	301,318	263,403	(37,915)
S&P 500 Index	UBS AG	March 2021	2,500	2,000	7,243,260	126,762	24,246	(102,516)
S&P 500 Index	UBS AG	June 2021	3,000	9,000	32,594,670	1,063,233	677,322	(385,911)

				29,000	$105,027,270	$2,526,955	$1,540,925	$(986,030)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

48

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

(3)	The rate shown is the 7-day yield as of November 30 2020.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
30	Short	S&P 500 E-Mini Index	December 2020	$5,428,002	$5,434,800	$(6,798)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$166,261,059	$—	$—	$166,261,059
U.S. Government Treasuries	—	24,801,074	—	24,801,074
Options Purchased	—	1,540,925	—	1,540,925
Short-Term Investment Securities	4,026,119	—	—	4,026,119

Total Investments at Value	$170,287,178	$26,341,999	$—	$196,629,177

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$6,798	$—	$—	$6,798

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

49

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

E-Commerce/Products	10.8%
Semiconductor Components — Integrated Circuits	8.6
Banks — Commercial	8.5
Electronic Components — Semiconductors	7.9
Internet Content — Information/News	7.6
Real Estate Operations & Development	3.8
Entertainment Software	2.6
Appliances	2.4
Auto — Cars/Light Trucks	2.2
Oil Companies — Integrated	2.2
Diversified Financial Services	2.0
Metal — Iron	2.0
Auto/Truck Parts & Equipment — Original	1.9
Electronic Components — Misc.	1.7
Building Products — Cement	1.7
Steel — Producers	1.6
Finance — Mortgage Loan/Banker	1.6
Metal — Diversified	1.4
Food — Retail	1.4
Applications Software	1.2
Investment Management/Advisor Services	1.0
Medical — Drugs	1.0
Building Products — Doors & Windows	0.9
E-Commerce/Services	0.9
Home Furnishings	0.8
Semiconductor Equipment	0.8
Internet Content — Entertainment	0.8
Gold Mining	0.8
Machinery — Construction & Mining	0.7
Communications Software	0.7
Finance — Leasing Companies	0.7
Retail — Discount	0.7
Platinum	0.6
Power Converter/Supply Equipment	0.6
Banks — Money Center	0.6
Retail — Automobile	0.6
Circuit Boards	0.6
Transport — Truck	0.5
Computers — Periphery Equipment	0.5
Diamonds/Precious Stones	0.5
Apparel Manufacturers	0.5
Auto/Truck Parts & Equipment — Replacement	0.5
Computers	0.5
Tools — Hand Held	0.5
Paper & Related Products	0.5
Non-Hazardous Waste Disposal	0.5
Food — Misc./Diversified	0.5
Medical Instruments	0.4
Motorcycle/Motor Scooter	0.4
Rubber/Plastic Products	0.4
Food — Flour & Grain	0.4
Chemicals — Diversified	0.4
Disposable Medical Products	0.4
Energy — Alternate Sources	0.4
Finance — Investment Banker/Broker	0.4
Consulting Services	0.4
Computer Services	0.4
Retail — Apparel/Shoe	0.3
Building & Construction Products — Misc.	0.3
Retail — Hypermarkets	0.3
Electronic Connectors	0.3
Retail — Drug Store	0.3
Home Decoration Products	0.3
Rubber — Tires	0.3
Transport — Services	0.3
Retail — Misc./Diversified	0.3
Building — Heavy Construction	0.3
Electric Products — Misc.	0.3
Food — Confectionery	0.2

Electric — Generation	0.2
Coal	0.2
Registered Investment Companies	0.2
Gas — Distribution	0.2
Medical — Hospitals	0.2

99.4%

*	Calculated as a percentage of net assets

Country Allocation*

Cayman Islands	24.9%
South Korea	18.0
Taiwan	15.7
China	15.4
Russia	7.0
India	6.1
Brazil	4.0
South Africa	2.6
Bermuda	1.6
United States	1.1
United Kingdom	1.0
Hong Kong	0.7
Poland	0.5
Turkey	0.5
Thailand	0.3

99.4%

*	Calculated as a percentage of net assets

50

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Bermuda — 1.6%
Brilliance China Automotive Holdings, Ltd.	4,670,000	$4,157,243
Haier Electronics Group Co., Ltd.	1,304,000	6,216,294
Nine Dragons Paper Holdings, Ltd.	3,345,000	4,393,224

		14,766,761

Brazil — 4.0%
Atacadao SA	779,250	2,925,060
Banco do Brasil SA	1,483,955	9,378,937
Qualicorp Consultoria e Corretora de Seguros SA	548,491	3,395,947
Raia Drogasil SA	567,093	2,736,281
Vale SA ADR	1,259,053	18,331,812

		36,768,037

Cayman Islands — 24.9%
Alibaba Group Holding, Ltd.†	2,004,344	67,595,425
Alibaba Group Holding, Ltd. ADR†	27,472	7,235,026
Chailease Holding Co., Ltd.	1,161,000	6,354,390
China Conch Venture Holdings, Ltd.	911,500	4,327,569
China Lesso Group Holdings, Ltd.	1,711,000	3,055,101
China Resources Cement Holdings, Ltd.	3,498,000	4,350,471
Country Garden Holdings Co., Ltd.	6,193,000	8,181,643
Geely Automobile Holdings, Ltd.	1,667,000	4,634,708
IGG, Inc.	2,317,000	2,316,686
JD.com, Inc. ADR†	95,699	8,167,910
JD.com, Inc., Class A†	203,950	8,909,434
Kingsoft Corp., Ltd.#	479,000	2,403,945
Longfor Group Holdings, Ltd.*	1,225,500	8,031,867
Meituan, Class B†	172,700	6,461,447
NetEase, Inc.	311,600	5,809,045
NetEase, Inc. ADR	64,985	5,872,694
Tencent Holdings, Ltd.	869,800	63,178,202
Tianneng Power International, Ltd.#	1,054,000	2,211,060
Tingyi Cayman Islands Holding Corp.	2,298,000	3,877,906
Zhongsheng Group Holdings, Ltd.	679,000	5,098,380

		228,072,909

China — 15.4%
Anhui Conch Cement Co., Ltd.	1,288,000	8,242,083
China Construction Bank Corp.	22,037,000	17,286,040
China National Accord Medicines Corp., Ltd., Class A	604,171	4,541,701
China Vanke Co., Ltd.	2,330,300	8,853,940
GF Securities Co., Ltd.	6,591,000	9,200,640
Hang Zhou Great Star Industrial Co., Ltd., Class A†	1,033,881	4,394,882
Hangzhou Robam Appliances Co., Ltd.	899,718	5,463,482
Industrial & Commercial Bank of China, Ltd.	20,026,000	12,711,558
Livzon Pharmaceutical Group, Inc.	1,084,900	4,269,028
LONGi Green Energy Technology Co., Ltd., Class A	351,400	3,667,646
Midea Group Co., Ltd.	512,699	6,764,897
Poly Developments and Holdings Group Co., Ltd., Class A	3,643,674	9,532,385
Postal Savings Bank of China Co., Ltd.*	9,109,000	5,147,357
Sany Heavy Industry Co., Ltd., Class A	1,443,833	6,736,367
Shandong Weigao Group Medical Polymer Co., Ltd.	1,804,000	3,733,192
Suofeiya Home Collection Co., Ltd., Class A	1,741,767	7,224,065
Weichai Power Co., Ltd.	2,246,881	4,585,915
Weifu High-Technology Group Co., Ltd., Class A	1,872,980	7,369,904
Xiamen C & D, Inc., Class A	1,817,998	2,521,698
Zhuzhou Kibing Group Co., Ltd., Class A	4,829,473	8,518,456

		140,765,236

Hong Kong — 0.7%
Beijing Enterprises Holdings, Ltd.	499,500	1,617,516
Lenovo Group, Ltd.	6,192,000	4,417,693

		6,035,209

Security Description	Shares	Value (Note 2)

India — 6.1%
HCL Technologies, Ltd.	952,977	$10,592,529
HDFC Bank, Ltd. ADR†	164,654	11,361,126
Hero MotoCorp, Ltd.	97,705	4,070,148
Housing Development Finance Corp., Ltd.	486,731	14,709,143
Kotak Mahindra Bank, Ltd.†	221,951	5,650,357
Mindtree, Ltd.	170,169	3,249,023
Tech Mahindra, Ltd.	561,789	6,577,042

		56,209,368

Poland — 0.5%
CD Projekt SA†	45,945	4,767,831

Russia — 7.0%
Alrosa PJSC†	4,108,344	4,742,767
Inter RAO UES PJSC†	32,805,758	2,214,422
Lukoil PJSC ADR	187,110	12,349,260
Magnit PJSC GDR†	370,277	5,587,480
Magnitogorsk Iron & Steel Works PJSC†	5,657,015	3,161,909
MMC Norilsk Nickel PJSC ADR#	134,465	3,769,054
Polyus PJSC GDR	72,280	6,830,460
Sberbank of Russia PJSC ADR	1,032,770	13,766,824
Severstal PAO GDR	322,862	4,717,014
Tatneft PJSC ADR#	190,499	7,174,192

		64,313,382

South Africa — 2.6%
Clicks Group, Ltd.	166,066	2,517,651
Exxaro Resources, Ltd.	256,821	1,978,283
Foschini Group, Ltd.#	501,256	3,178,519
Impala Platinum Holdings, Ltd.	560,648	5,890,945
Naspers, Ltd., Class N#	31,789	6,422,871
Netcare, Ltd.	1,791,694	1,423,058
Woolworths Holdings, Ltd.	1,201,005	2,713,579

		24,124,906

South Korea — 18.0%
CJ CheilJedang Corp.	13,046	4,262,012
Coway Co, Ltd.†	61,512	3,857,876
Daelim Industrial Co., Ltd.	34,820	2,517,374
E-MART Inc.	44,172	6,147,474
Hana Financial Group, Inc.	313,627	9,594,030
Hankook Tire & Technology Co., Ltd.	89,308	2,639,168
Hyundai Glovis Co., Ltd.	30,076	4,838,035
Hyundai Mobis Co., Ltd.	45,786	10,096,050
Kakao Corp.	21,016	6,989,190
Kia Motors Corp.	223,601	11,679,669
Kumho Petrochemical Co., Ltd.	29,814	3,745,105
Orion Corp.	21,671	2,320,739
POSCO	35,443	7,495,063
Samsung Electro-Mechanics Co., Ltd.	50,097	7,062,611
Samsung Electronics Co., Ltd.	749,077	45,152,443
Samsung Securities Co. Ltd.	98,004	3,493,975
Shinhan Financial Group Co., Ltd.#	278,480	8,103,616
SK Hynix, Inc.	283,391	24,970,062

		164,964,492

Taiwan — 15.7%
ASE Technology Holding Co., Ltd.	1,069,000	2,872,920
Delta Electronics, Inc.	677,000	5,332,392
Elite Material Co., Ltd.	723,000	3,957,126
FLEXium Interconnect, Inc.	576,072	2,425,354
Gigabyte Technology Co., Ltd.	947,000	2,608,175
Globalwafers Co., Ltd.	358,000	7,008,648
International Games System Co., Ltd.†	142,000	3,377,809
Lite-On Technology Corp.	1,285,000	2,166,275
Lotes Co., Ltd.	180,000	2,810,280

51

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Taiwan (continued)
Makalot Industrial Co., Ltd.	726,000	$4,699,482
Micro-Star International Co., Ltd.	505,000	2,214,718
Nanya Technology Corp.	1,727,000	4,386,801
Nien Made Enterprise Co., Ltd.	224,000	2,644,540
Novatek Microelectronics Corp.	400,000	4,196,123
Radiant Opto-Electronics Corp.	694,000	2,824,454
Simplo Technology Co., Ltd.†	202,000	2,349,373
Sunonwealth Electric Machine Industry Co Ltd	1,272,000	2,512,537
TaiDoc Technology Corp.	516,000	4,145,742
Taiwan Cement Corp.	1,789,000	2,692,680
Taiwan Semiconductor Manufacturing Co., Ltd.	821,000	13,840,558
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	499,671	48,478,080
United Microelectronics Corp.	5,032,000	7,150,110
Yuanta Financial Holding Co., Ltd.	13,898,520	9,313,630

		144,007,807

Thailand — 0.3%
Hana Microelectronics PCL†	1,802,000	2,546,628

Turkey — 0.5%
BIM Birlesik Magazalar AS	449,479	4,023,469

United Kingdom — 1.0%
Anglo American PLC	320,369	9,453,859

United States — 0.9%
MercadoLibre, Inc.†	5,145	7,991,883

Total Long-Term Investment Securities
(cost $720,625,573)		908,811,777

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2) (cost $1,941,078)	1,941,078	1,941,078

TOTAL INVESTMENTS
(cost $722,566,651)(3)	99.4%	910,752,855
Other assets less liabilities	0.6	5,940,584

NET ASSETS	100.0%	$916,693,439

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $13,179,224 representing 1.4% of net assets.

(1)

At November 30, 2020, the Fund had loaned securities with a total value of $14,779,674. This was secured by collateral of $1,941,078, which was received in cash and subsequently invested in short-term investments currently valued at $1,941,078 as reported in the Portfolio of Investments. Additional collateral of $13,936,407 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
United States Treasury Bills	0.00%	12/03/2020 to 06/17/2021	$1,233,269
United States Treasury Notes/Bonds	0.13% to 6.25%	12/31/2020 to 02/15/2050	12,703,138

(2)	The rate shown is the 7-day yield as of November 30, 2020.
(3)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Russia	$54,194,284	$10,119,098	$—	$64,313,382
Other Countries	844,498,395	—	—	844,498,395
Short-Term Investment Securities	1,941,078	—	—	1,941,078

Total Investments at Value	$900,633,757	$10,119,098	$—	$910,752,855

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

52

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	71.5%
Real Estate Operations & Development	12.9
Real Estate Management/Services	8.7
Hotels/Motels	2.9
Registered Investment Companies	2.5
Telecom Services	1.1
Building-Heavy Construction	0.4

100.0%

Country Allocation*

United States	46.8%
Japan	13.3
United Kingdom	6.9
Germany	6.8
Hong Kong	4.2
Australia	4.1
Canada	3.4
Singapore	3.1
France	2.5
Cayman Islands	2.4
Sweden	1.6
Bermuda	1.3
Switzerland	1.3
Spain	1.0
Belgium	0.7
Norway	0.3
Ireland	0.3

100.0%

*	Calculated as a percentage of net assets

53

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Australia — 4.1%
BGP Holdings PLC†(1)	479,213	$0
Goodman Group	404,816	5,550,859
Ingenia Communities Group	1,294,517	4,475,631
Mirvac Group	1,375,128	2,604,285
NEXTDC, Ltd.†	159,010	1,313,115

		13,943,890

Belgium — 0.7%
Warehouses De Pauw CVA	73,325	2,484,028

Bermuda — 1.3%
Shangri-La Asia, Ltd.†	4,854,000	4,433,763

Canada — 3.4%
Allied Properties Real Estate Investment Trust	92,467	2,906,370
Canadian Apartment Properties REIT	91,061	3,587,188
Chartwell Retirement Residences	163,751	1,423,538
Summit Industrial Income REIT	361,073	3,683,851

		11,600,947

Cayman Islands — 2.4%
CK Asset Holdings, Ltd.	1,073,000	5,876,475
GDS Holdings, Ltd. ADR†	25,358	2,282,981

		8,159,456

France — 2.5%
Gecina SA	35,107	5,330,993
Klepierre SA#	154,794	3,415,953

		8,746,946

Germany — 6.8%
Alstria Office REIT-AG	200,229	3,221,996
Deutsche Wohnen AG	56,719	2,844,312
Instone Real Estate Group AG†*	34,742	891,003
Vonovia SE	238,147	16,328,561

		23,285,872

Hong Kong — 4.2%
Link REIT	807,200	7,081,570
Sun Hung Kai Properties, Ltd.	263,004	3,511,900
Swire Properties, Ltd.	1,202,400	3,668,762

		14,262,232

Ireland — 0.3%
Dalata Hotel Group PLC†	237,336	1,072,973

Japan — 13.3%
Comforia Residential REIT, Inc.†	922	2,554,929
ESCON Japan Reit Investment Corp.	2,211	2,393,132
GLP J-REIT	2,877	4,351,325
Kyoritsu Maintenance Co., Ltd.	60,100	2,092,562
Mitsubishi Estate Co., Ltd.	551,900	9,536,663
Mitsui Fudosan Co., Ltd.	206,200	4,308,672
Mitsui Fudosan Logistics Park, Inc.	800	3,800,766
Nippon Prologis REIT, Inc.#	843	2,644,468
Sankei Real Estate, Inc.#	2,832	2,650,253
Sumitomo Realty & Development Co., Ltd.	209,100	6,819,785
United Urban Investment Corp.#	3,909	4,418,218

		45,570,773

Norway — 0.3%
Entra ASA#*	60,932	1,217,832

Singapore — 3.1%
Ascendas India Trust	3,057,300	3,123,067
CapitaLand, Ltd.	1,033,820	2,412,748

Security Description	Shares	Value (Note 2)

Singapore (continued)
Keppel DC REIT	1,423,000	$2,981,493
Mapletree Logistics Trust	1,379,800	2,026,772

		10,544,080

Spain — 1.0%
Cellnex Telecom SA*	19,716	1,243,644
Merlin Properties Socimi SA	230,805	2,121,309

		3,364,953

Sweden — 1.6%
Castellum AB	226,375	5,598,076

Switzerland — 1.3%
PSP Swiss Property AG	35,457	4,319,219

United Kingdom — 6.9%
Big Yellow Group PLC	236,155	3,582,766
Capital & Counties Properties PLC	635,195	1,140,654
Derwent London PLC	91,660	3,717,219
Segro PLC	489,242	5,948,366
Tritax Big Box REIT PLC	778,085	1,715,701
Tritax EuroBox PLC*	1,872,403	2,479,182
UNITE Group PLC†	377,729	4,982,820

		23,566,708

United States — 44.3%
Alexandria Real Estate Equities, Inc.	24,531	4,016,461
American Tower Corp.	81,165	18,765,348
Apple Hospitality REIT, Inc.	159,540	2,115,500
AvalonBay Communities, Inc.	22,227	3,702,796
Boston Properties, Inc.	39,456	3,873,001
Brixmor Property Group, Inc.	173,222	2,645,100
Columbia Property Trust, Inc.	21,183	296,138
CoreSite Realty Corp.	22,117	2,773,251
Crown Castle International Corp.	64,369	10,786,313
CubeSmart	43,600	1,418,308
CyrusOne, Inc.	45,479	3,179,437
DiamondRock Hospitality Co.	58,114	437,017
Digital Realty Trust, Inc.	24,082	3,245,050
Duke Realty Corp.	129,217	4,917,999
Equinix, Inc.	8,770	6,119,618
Equity LifeStyle Properties, Inc.	26,959	1,579,528
Equity Residential	43,699	2,531,046
Essential Properties Realty Trust, Inc.	89,880	1,846,135
Extra Space Storage, Inc.	40,060	4,515,964
Gaming and Leisure Properties, Inc.	20,112	835,453
Healthcare Realty Trust, Inc.	55,866	1,648,047
Healthcare Trust of America, Inc., Class A	99,175	2,581,525
Healthpeak Properties, Inc.	55,810	1,610,677
Highwoods Properties, Inc.	12,156	465,575
Hilton Worldwide Holdings, Inc.	11,388	1,180,138
Host Hotels & Resorts, Inc.	120,278	1,687,500
Invitation Homes, Inc.	203,142	5,805,798
JBG SMITH Properties	4,646	142,818
Kilroy Realty Corp.	18,200	1,113,112
Life Storage, Inc.	7,992	876,882
Marriott International, Inc., Class A	10,041	1,273,902
National Retail Properties, Inc.	42,122	1,587,999
NETSTREIT Corp.	21,610	409,942
Omega Healthcare Investors, Inc.	83,188	2,929,881
PotlatchDeltic Corp.	16,829	783,222
Prologis, Inc.	77,113	7,715,156
QTS Realty Trust, Inc., Class A#	27,658	1,643,162
Realty Income Corp.	24,518	1,470,345
Regency Centers Corp.	52,460	2,391,127
Retail Opportunity Investments Corp.	79,341	1,029,846

54

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Rexford Industrial Realty, Inc.	86,804	$4,159,648
RLJ Lodging Trust	33,772	416,409
SBA Communications Corp.	16,830	4,833,239
SITE Centers Corp.	26,185	264,207
STAG Industrial, Inc.	27,762	826,752
Sun Communities, Inc.	21,366	2,969,874
Sunstone Hotel Investors, Inc.	120,830	1,268,715
UDR, Inc.	155,373	5,977,199
Urban Edge Properties	23,152	300,513
Ventas, Inc.	20,559	984,982
VEREIT, Inc.	274,627	1,947,105
VICI Properties, Inc.	58,928	1,490,289
Vornado Realty Trust	9,188	357,505
Welltower, Inc.	59,552	3,750,585
Weyerhaeuser Co.	148,854	4,322,720
Xenia Hotels & Resorts, Inc.	2,626	37,000

		151,852,859

Total Long-Term Investment Securities
(cost $313,038,759)		334,024,607

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(2)(3)	4,062,244	4,062,244
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	4,387,147	4,387,147

Total Short-Term Investment Securities
(cost $8,449,391)		8,449,391

TOTAL INVESTMENTS —
(cost $321,488,150)(4)	100.0%	342,473,998
Other assets less liabilities	0.0	144,795

NET ASSETS	100.0%	$342,618,793

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $5,831,661 representing 1.7% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2020.
(3)

At November 30, 2020, the Fund had loaned securities with a total value of $13,166,568. This was secured by collateral of $4,062,244, which was received in cash and subsequently invested in short-term investments currently valued at $4,062,244 as reported in the Portfolio of Investments. Additional collateral of $9,973,114 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
United States Treasury Bills	0.00%	7/15/2021	$763,598
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 02/15/2047	9,209,516

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$13,943,890	$—	$0	$13,943,890
Other Countries	320,080,717	—	—	320,080,717
Short-Term Investment Securities	8,449,391	—	—	8,449,391

Total Investments at Value	$342,473,998	$—	$0	$342,473,998

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

55

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Sovereign	19.4%
Foreign Government Obligations	11.2
Medical-Drugs	5.6
U.S. Government Agencies	3.5
U.S. Government Treasuries	3.2
Electronic Components-Semiconductors	3.2
Medical-Biomedical/Gene	2.3
Cosmetics & Toiletries	2.2
Computer Services	2.0
Telephone-Integrated	2.0
Tobacco	1.7
Semiconductor Components-Integrated Circuits	1.6
Semiconductor Equipment	1.4
Retail-Discount	1.3
Applications Software	1.3
Metal-Diversified	1.3
Banks-Commercial	1.2
Real Estate Investment Trusts	1.1
Retail-Building Products	0.9
Electric-Integrated	0.9
Computers	0.9
Retail-Apparel/Shoe	0.9
Transport-Services	0.9
Cellular Telecom	0.9
Food-Misc./Diversified	0.8
Commercial Services-Finance	0.8
Diversified Minerals	0.8
Athletic Footwear	0.8
Food-Retail	0.8
Beverages-Non-alcoholic	0.8
Internet Content-Entertainment	0.8
Building-Residential/Commercial	0.8
Telecom Services	0.7
United States Treasury Notes	0.6
Finance-Credit Card	0.6
Oil Companies-Integrated	0.6
Electronic Forms	0.6
Web Portals/ISP	0.6
Diversified Manufacturing Operations	0.5
Networking Products	0.5
Aerospace/Defense	0.5
Metal-Iron	0.5
Distribution/Wholesale	0.5
Enterprise Software/Service	0.5
Repurchase Agreements	0.5
Consumer Products-Misc.	0.5
Gold Mining	0.5
Transport-Rail	0.4
Apparel Manufacturers	0.4
Electronic Components-Misc.	0.4
Auto-Cars/Light Trucks	0.4
Commercial Services	0.4
Data Processing/Management	0.4
Entertainment Software	0.4
Soap & Cleaning Preparation	0.4
Auto-Heavy Duty Trucks	0.3
Medical Products	0.3
Chemicals-Diversified	0.3
Industrial Gases	0.3
Insurance-Life/Health	0.3
Import/Export	0.3
Steel-Producers	0.2
Insurance-Property/Casualty	0.2
E-Commerce/Services	0.2
Toys	0.2
Food-Meat Products	0.2
Retail-Auto Parts	0.2
Diagnostic Kits	0.2
Retail-Drug Store	0.2

Diversified Financial Services	0.2
Electronic Connectors	0.2
Computers-Memory Devices	0.2
Transport-Truck	0.2
Casino Hotels	0.2
Computer Aided Design	0.2
Beverages-Wine/Spirits	0.2
Precious Metals	0.2
Building Products-Cement	0.2
Diversified Operations	0.2
Investment Management/Advisor Services	0.1
Real Estate Operations & Development	0.1
Food-Confectionery	0.1
Auto/Truck Parts & Equipment-Original	0.1
Oil Companies-Exploration & Production	0.1
Private Equity	0.1
Retail-Consumer Electronics	0.1
Diversified Banking Institutions	0.1
Communications Software	0.1
Industrial Automated/Robotic	0.1
E-Commerce/Products	0.1
Paper & Related Products	0.1
Building & Construction Products-Misc.	0.1
Television	0.1
Real Estate Management/Services	0.1
Rubber-Tires	0.1
Coal	0.1
Building Products-Air & Heating	0.1
Respiratory Products	0.1
Finance-Other Services	0.1
Food-Dairy Products	0.1
Machinery-Electrical	0.1
Retail-Jewelry	0.1
Retail-Gardening Products	0.1
Computer Software	0.1
Retail-Hypermarkets	0.1
Computer Data Security	0.1
Instruments-Controls	0.1
Advertising Agencies	0.1
Machinery-General Industrial	0.1
Diamonds/Precious Stones	0.1
Petrochemicals	0.1
Diversified Operations/Commercial Services	0.1
Airport Development/Maintenance	0.1
Registered Investment Companies	0.1
Multimedia	0.1
Containers-Paper/Plastic	0.1
Investment Companies	0.1
Medical Information Systems	0.1
Internet Infrastructure Software	0.1
Central Bank	0.1
MRI/Medical Diagnostic Imaging	0.1
Brewery	0.1
Gas-Transportation	0.1
Gambling (Non-Hotel)	0.1
Medical-Wholesale Drug Distribution	0.1
Chemicals-Plastics	0.1
Human Resources	0.1
Non-Ferrous Metals	0.1
Non-Hazardous Waste Disposal	0.1
Rubber/Plastic Products	0.1
Coatings/Paint	0.1

99.3%

*	Calculated as a percentage of net assets

56

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited) — (continued)

Country Allocation* (continued)

United States	40.6%
Japan	13.1
South Korea	8.8
Mexico	5.2
United Kingdom	4.5
Australia	2.6
India	2.3
Indonesia	2.2
Switzerland	2.2
Norway	2.1
China	1.6
Brazil	1.6
Canada	1.4
Taiwan	1.4
Spain	0.9
Russia	0.9
Denmark	0.8
Ireland	0.8
Colombia	0.7
Argentina	0.6
Ghana	0.6
Italy	0.5
Hong Kong	0.5
Netherlands	0.5
Cayman Islands	0.4
France	0.3
Sweden	0.3
Thailand	0.2
Finland	0.2
Singapore	0.2
Jersey	0.2
South Africa	0.2
New Zealand	0.2
Malaysia	0.1
Bermuda	0.1
Israel	0.1
Turkey	0.1
United Arab Emirates	0.1
Germany	0.1
SupraNational	0.1

99.3%

*	Calculated as a percentage of net assets

57

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 60.7%
Australia — 2.6%
AGL Energy, Ltd.	10,455	$103,606
Aurizon Holdings, Ltd.	32,508	101,416
BHP Group, Ltd.	53,239	1,487,779
BlueScope Steel, Ltd.	7,986	100,242
Brambles, Ltd.	24,705	198,756
CIMIC Group, Ltd.†#	1,590	29,844
Coca-Cola Amatil, Ltd.	8,252	76,626
Cochlear, Ltd.#	1,098	177,656
Coles Group, Ltd.#	20,612	270,226
Crown Resorts, Ltd.#	5,628	39,825
CSL, Ltd.	7,742	1,690,015
Evolution Mining, Ltd.#	14,340	52,316
Fortescue Metals Group, Ltd.	43,671	584,393
Magellan Financial Group, Ltd.	1,810	78,628
Medibank Private, Ltd.	52,830	110,523
Newcrest Mining, Ltd.#	8,331	164,687
Northern Star Resources, Ltd.#	6,430	59,518
Qantas Airways, Ltd.†	8,578	33,876
REA Group, Ltd.#	910	97,018
Rio Tinto, Ltd.	8,026	597,397
Sonic Healthcare, Ltd.	6,485	156,805
Telstra Corp., Ltd.	73,797	166,304
Wesfarmers, Ltd.	20,189	732,836
Woolworths Group, Ltd.	21,727	589,783

		7,700,075

Belgium — 0.0%
Colruyt SA	942	56,206
Proximus SADP	2,782	58,107

		114,313

Bermuda — 0.1%
Brilliance China Automotive Holdings, Ltd.	28,000	24,926
Invesco, Ltd.	4,855	78,796
Jardine Matheson Holdings, Ltd.	3,200	169,824
Kerry Properties, Ltd.	12,000	30,716
Nine Dragons Paper Holdings, Ltd.	24,000	31,521
NWS Holdings, Ltd.	23,000	21,988
Shanghai Industrial Urban Development Group, Ltd.	600	63

		357,834

Brazil — 0.5%
AMBEV SA	51,900	135,432
BB Seguridade Participacoes SA	16,700	89,027
Cia Paranaense de Energia, Class B (Preference Shares)	600	7,646
Cielo SA	18,900	12,524
Engie Brasil Energia SA	3,500	27,661
Hypera SA	5,200	31,166
Itau Unibanco Holding SA (Preference Shares)	58,700	312,926
Itausa SA (Preference Shares)	85,400	168,651
Porto Seguro SA	1,200	10,617
Telefonica Brasil SA	8,400	70,165
TIM SA	12,200	30,720
Vale SA	40,900	595,475

		1,492,010

Canada — 1.4%
Algonquin Power & Utilities Corp.	5,600	87,749
B2Gold Corp.	9,000	50,173
BCE, Inc.	2,300	99,707
Canadian Apartment Properties REIT	600	23,636
Canadian National Railway Co.	10,600	1,110,033
CGI, Inc.†	2,700	199,397
CI Financial Corp.	3,500	45,869
Constellation Software, Inc.	100	123,838

Security Description	Shares	Value (Note 2)

Canada (continued)
Empire Co., Ltd., Class A	1,900	$51,995
First Capital Real Estate Investment Trust	1,900	22,779
Franco-Nevada Corp.	2,300	306,153
Gildan Activewear, Inc.	3,100	81,063
Hydro One, Ltd.*	3,900	90,991
IGM Financial, Inc.	800	21,160
Keyera Corp.#	2,400	41,414
Kirkland Lake Gold, Ltd.	4,100	167,984
Magna International, Inc.#	5,500	337,276
Metro, Inc.	3,800	174,565
Power Corp. of Canada	7,745	174,377
Quebecor, Inc., Class B	2,300	57,274
RioCan Real Estate Investment Trust	2,500	33,765
Rogers Communications, Inc., Class B	5,100	240,568
Saputo, Inc.	3,100	86,004
Shaw Communications, Inc., Class B#	4,800	83,456
SmartCentres Real Estate Investment Trust	900	16,694
Teck Resources, Ltd., Class B	7,300	115,343
TELUS Corp. (Non Voting Shares)#	6,100	117,852
Wheaton Precious Metals Corp.	4,800	185,281

		4,146,396

Cayman Islands — 0.4%
China Conch Venture Holdings, Ltd.	25,500	121,067
China Feihe, Ltd.*	6,000	14,336
China Hongqiao Group, Ltd.	12,500	10,918
China Lesso Group Holdings, Ltd.	13,000	23,212
China Medical System Holdings, Ltd.	22,000	22,480
China Overseas Property Holdings, Ltd.	5,000	3,271
China Resources Cement Holdings, Ltd.	38,000	47,261
CK Asset Holdings, Ltd.	20,000	109,534
Country Garden Services Holdings Co., Ltd.	17,000	95,187
Dali Foods Group Co., Ltd.*	36,500	22,603
GSX Techedu, Inc. ADR†#	395	25,395
Kingboard Holdings, Ltd.	9,500	36,402
Kingboard Laminates Holdings, Ltd.	17,000	27,503
Lee & Man Paper Manufacturing, Ltd.	23,000	18,694
Longfor Group Holdings, Ltd.*	30,500	199,895
NetEase, Inc. ADR	1,985	179,384
Sands China, Ltd.	44,400	182,159
Seazen Group, Ltd.	14,000	12,373
Shui On Land, Ltd.	48,500	6,695
Yihai International Holding, Ltd.	1,000	11,721
Yuzhou Group Holdings Co., Ltd.	26,000	10,331
Zhen Ding Technology Holding, Ltd.	5,000	21,665
ZTO Express Cayman, Inc. ADR	2,700	76,248

		1,278,334

Chile — 0.0%
Aguas Andinas SA, Class A	40,586	11,773
Cia Cervecerias Unidas SA	2,177	15,401
Colbun SA	116,621	18,674
Enel Americas SA	388,393	56,380
Enel Chile SA	443,567	30,897

		133,125

China — 1.6%
A-Living Smart City Services Co., Ltd.#*	3,000	12,637
Agricultural Bank of China, Ltd.	471,000	178,652
Agricultural Bank of China, Ltd., Class A	58,100	29,040
Anhui Conch Cement Co., Ltd.	24,000	153,579
Anhui Conch Cement Co., Ltd., Class A	4,000	34,335
Anhui Kouzi Distillery Co., Ltd., Class A	100	912
Apeloa Pharmaceutical Co., Ltd.	500	1,584
Autobio Diagnostics Co., Ltd.	100	2,203

58

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
China (continued)
BAIC Motor Corp., Ltd.#*	12,000	$4,490
Bank of Beijing Co., Ltd., Class A	15,600	11,566
Bank of China, Ltd.	1,381,000	488,184
Bank of China, Ltd., Class A	28,400	14,238
Bank of Communications Co., Ltd.	148,000	81,914
Bank of Communications Co., Ltd., Class A	31,300	22,397
Bank of Hangzhou Co., Ltd.	3,800	8,775
Bank of Nanjing Co., Ltd., Class A	6,500	8,512
Baoshan Iron & Steel Co., Ltd., Class A	14,800	13,963
Beijing Capital Development Co., Ltd.	1,000	953
Beijing Kunlun Tech Co., Ltd.	300	1,004
Chacha Food Co., Ltd.	100	820
Chaozhou Three-Circle Group Co., Ltd.	700	3,398
China Cinda Asset Management Co., Ltd.	140,000	27,274
China CITIC Bank Corp., Ltd.	170,000	73,474
China CITIC Bank Corp., Ltd., Class A	4,300	3,423
China Construction Bank Corp.	1,312,000	1,029,146
China Construction Bank Corp., Class A	4,000	4,345
China Everbright Bank Co., Ltd.	50,000	19,481
China Everbright Bank Co., Ltd., Class A	29,300	19,319
China Minsheng Banking Corp., Ltd.#	112,000	61,844
China Minsheng Banking Corp., Ltd., Class A	28,600	23,029
China National Building Material Co., Ltd.	26,000	34,148
China Pacific Insurance Group Co., Ltd.	19,600	74,596
China Pacific Insurance Group Co., Ltd., Class A	2,600	15,267
China Petroleum & Chemical Corp.	370,000	167,551
China Petroleum & Chemical Corp., Class A†	19,600	12,477
China Railway Group, Ltd.	26,000	12,847
China Reinsurance Group Corp.	40,000	4,232
China Shenhua Energy Co., Ltd.	65,500	126,588
China Shenhua Energy Co., Ltd., Class A	4,300	12,817
China South Publishing & Media Group Co., Ltd.	1,200	1,962
China Telecom Corp., Ltd.	168,000	50,718
China Yangtze Power Co., Ltd.	15,600	47,661
Chinese Universe Publishing and Media Group Co., Ltd., Class A	1,000	1,787
Chongqing Brewery Co., Ltd.	300	4,786
Chongqing Rural Commercial Bank Co., Ltd.	41,000	17,561
Da An Gene Co., Ltd. of Sun Yat-Sen University	140	701
Daqin Railway Co., Ltd., Class A	13,900	14,318
Dongfeng Motor Group Co., Ltd.	46,000	47,359
East Money Information Co., Ltd.	3,500	14,623
Focus Media Information Technology Co., Ltd., Class A	10,700	15,768
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,160	52,243
Fujian Sunner Development Co., Ltd.	1,000	4,003
Fuyao Glass Industry Group Co., Ltd.*	6,800	32,548
Fuyao Glass Industry Group Co., Ltd., Class A	1,400	8,529
Great Wall Motor Co., Ltd.	21,000	42,536
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,000	20,249
Greendland Holdings Corp., Ltd., Class A	3,300	3,229
Guangdong Haid Group Co., Ltd., Class A	600	5,131
Guangzhou Automobile Group Co., Ltd.	44,000	47,343
Guangzhou Shiyuan Electronic Technology Co., Ltd.	100	1,630
Hangzhou Robam Appliances Co., Ltd.	500	3,036
Hefei Meiya Optoelectronic Technology, Inc.	300	2,024
Heilongjiang Agriculture Co., Ltd.	1,200	3,123
Henan Shuanghui Investment & Development Co., Ltd.	2,300	16,116
Hithink RoyalFlush Information Network Co., Ltd.	100	2,173
HLA Corp., Ltd., Class A	2,400	2,443
Hualan Biological Engineering, Inc., Class A	1,200	7,847
Huaxin Cement Co., Ltd.	1,200	4,468
Huayu Automotive Systems Co., Ltd., Class A	2,100	9,973
Hubei Jumpcan Pharmaceutical Co., Ltd.	600	1,994
Hunan Valin Steel Co., Ltd.	3,100	2,520
Industrial & Commercial Bank of China, Ltd.	847,000	537,635

Security Description	Shares	Value (Note 2)

China (continued)
Industrial & Commercial Bank of China, Ltd., Class A	23,800	$19,236
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd.	5,900	4,733
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,600	14,927
Jafron Biomedical Co., Ltd.	500	4,957
Jiangsu Expressway Co., Ltd.	16,000	18,000
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd.	500	13,521
Jiangsu Zhongtian Technology Co., Ltd.	1,200	1,971
Jiangxi Zhengbang Technology Co., Ltd., Class A	900	2,551
Juewei Food Co., Ltd.	200	2,154
Kweichow Moutai Co., Ltd., Class A	1,000	260,386
Lomon Billions Group Co., Ltd.	1,000	4,816
Luenmei Quantum Co., Ltd.	500	1,034
Luzhou Laojiao Co., Ltd.	900	25,067
Maanshan Iron & Steel Co., Ltd.	5,100	2,154
Muyuan Foodstuff Co., Ltd.	1,470	17,196
NanJi E-Commerce Co., Ltd.	1,100	2,772
New Hope Liuhe Co., Ltd.	1,800	7,102
Offcn Education Technology Co., Ltd.	400	2,193
Ovctek China, Inc.	200	1,945
Perfect World Co., Ltd., Class A	700	2,866
Postal Savings Bank of China Co., Ltd.*	105,000	59,334
RiseSun Real Estate Development Co., Ltd.	3,000	3,332
SAIC Motor Corp., Ltd., Class A	5,500	22,151
Sansteel Minguang Co., Ltd., Class A	2,400	2,607
Seazen Holdings Co., Ltd.	900	4,843
Shaanxi Coal Industry Co., Ltd.	7,100	11,261
Shandong Buchang Pharmaceuticals Co., Ltd.	600	2,201
Shandong Hualu Hengsheng Chemical Co., Ltd.	1,100	5,866
Shandong Sun Paper Industry JSC, Ltd., Class A	1,000	2,233
Shanghai International Airport Co., Ltd., Class A	500	5,965
Shanghai M&G Stationery, Inc.	400	4,422
Shanghai Pudong Development Bank Co., Ltd.	12,200	18,646
Shanxi Lu’an Environmental Energy Development Co., Ltd.	2,400	2,396
Shanxi Xishan Coal & Electricity Power Co., Ltd.	1,650	1,376
Shengyi Technology Co., Ltd.	1,000	4,240
Shenzhen Expressway Co., Ltd.#	6,000	5,984
Shenzhen Goodix Technology Co., Ltd.	100	2,536
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	400	20,501
Shenzhen Salubris Pharmaceuticals Co., Ltd.	500	2,068
Sichuan Chuantou Energy Co., Ltd.	2,800	4,437
Sichuan Swellfun Co., Ltd.	200	2,127
Sinopec Shanghai Petrochemical Co., Ltd.#	64,000	14,202
Sinopec Shanghai Petrochemical Co., Ltd. Class A	4,800	2,581
Suofeiya Home Collection Co., Ltd., Class A	300	1,244
Tangshan Jidong Cement Co., Ltd.	500	1,206
Toly Bread Co., Ltd.	100	912
Tongkun Group Co., Ltd.	700	2,096
Topchoice Medical Corp.†	100	3,186
Wanhua Chemical Group Co., Ltd.†	2,400	29,607
Weichai Power Co., Ltd.	3,900	9,889
Weifu High-Technology Group Co., Ltd., Class A	700	2,754
Weihai Guangwei Composites Co., Ltd.	100	1,088
Wens Foodstuffs Group Co., Ltd.	4,700	13,781
Wuchan Zhongda Group Co., Ltd.	2,000	1,395
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd.	1,900	7,543
Wuliangye Yibin Co., Ltd., Class A	2,400	92,613
Xiamen C & D, Inc., Class A	1,700	2,358
Yanzhou Coal Mining Co., Ltd.	18,000	14,839
Yanzhou Coal Mining Co., Ltd., Class A	1,000	1,726
Yealink Network Technology Corp., Ltd.	200	2,093
Yunda Holding Co., Ltd.	1,390	3,632
Zhejiang Expressway Co., Ltd.	12,000	8,546
Zhejiang Juhua Co., Ltd.	2,100	2,517

59

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
China (continued)
Zhejiang NHU Co., Ltd.	1,500	$7,247
Zhejiang Semir Garment Co., Ltd. Class A	1,400	1,895
Zhejiang Supor Co., Ltd.	300	3,185
Zhejiang Weixing New Building Materials Co., Ltd.	1,100	3,155
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	200	1,776

		4,658,224

Colombia — 0.0%
Ecopetrol SA	79,432	45,964

Denmark — 0.8%
Coloplast A/S, Class B	2,656	396,514
Novo Nordisk A/S, Class B	23,707	1,594,473
Novozymes A/S, Class B	1,515	86,648
Pandora A/S	2,563	256,703
Tryg A/S#	1,631	47,282

		2,381,620

Egypt — 0.0%
Commercial International Bank Egypt SAE	17,130	68,782
Eastern Co. SAE	21,255	15,037
ElSwedy Electric Co.	14,744	8,720

		92,539

Finland — 0.2%
Elisa Oyj	2,455	131,780
Kone Oyj, Class B	2,554	214,233
Orion Oyj, Class B	1,809	85,149
UPM-Kymmene Oyj	3,763	123,978

		555,140

France — 0.3%
BioMerieux	290	41,788
Hermes International	520	507,019
Peugeot SA†#	10,286	242,510
Publicis Groupe SA	1,611	73,197
Sartorius Stedim Biotech	197	71,202

		935,716

Germany — 0.1%
Fuchs Petrolub SE (Preference Shares)	520	29,724
HOCHTIEF AG	204	19,686
Porsche Automobil Holding SE (Preference Shares)	2,414	153,480

		202,890

Greece — 0.0%
Hellenic Telecommunications Organization SA	1,671	27,846
JUMBO SA	1,500	26,821
Motor Oil Hellas Corinth Refineries SA	944	12,060
OPAP SA	2,202	24,822

		91,549

Hong Kong — 0.5%
Beijing Enterprises Holdings, Ltd.	3,500	11,334
China Merchants Port Holdings Co., Ltd.	12,000	14,228
China Mobile, Ltd.	103,500	619,581
China Taiping Insurance Holdings Co., Ltd.	11,800	20,857
CNOOC, Ltd.	238,000	249,636
Far East Horizon, Ltd.	14,000	14,865
Galaxy Entertainment Group, Ltd.	30,000	228,356
Guangdong Investment, Ltd.	42,000	69,792
Power Assets Holdings, Ltd.	18,500	97,380
Shanghai Industrial Holdings, Ltd.	2,000	2,972
Sino Land Co., Ltd.	36,000	49,232
Sino-Ocean Group Holdings, Ltd.	45,000	9,463
Sinotruk Hong Kong, Ltd.#	6,000	14,893

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
Wharf Holdings, Ltd.	11,000	$27,220
Yuexiu Property Co., Ltd.	80,000	16,617

		1,446,426

India — 1.1%
Asian Paints, Ltd.	2,997	88,974
Bajaj Auto, Ltd.	1,301	55,694
Bharat Petroleum Corp., Ltd.	10,526	52,953
Bharti Infratel, Ltd.	6,139	18,154
Britannia Industries, Ltd.	835	40,021
Coal India, Ltd.	26,401	44,634
Colgate-Palmolive India, Ltd.	961	19,388
Dabur India, Ltd.	8,094	54,533
Eicher Motors, Ltd.	2,033	69,454
GAIL India, Ltd.	24,560	34,076
HCL Technologies, Ltd.	16,892	187,758
HDFC Asset Management Co., Ltd.*	676	23,058
Hero MotoCorp, Ltd.	1,384	57,654
Hindustan Petroleum Corp., Ltd.	11,954	33,970
Hindustan Unilever, Ltd.	14,946	431,944
Indian Oil Corp., Ltd.	30,723	35,014
Indraprastha Gas, Ltd.	1,546	10,245
Infosys, Ltd.	56,909	854,793
ITC, Ltd.	54,851	143,319
Jubilant Foodworks, Ltd.	511	16,974
Marico, Ltd.	7,255	35,895
Nestle India, Ltd.	441	101,062
Oil & Natural Gas Corp., Ltd.	40,495	42,898
Page Industries, Ltd.	79	24,163
Petronet LNG, Ltd.	9,131	30,547
Pidilite Industries, Ltd.	1,808	36,935
REC, Ltd.	10,162	16,322
Tata Consultancy Services, Ltd.	16,847	609,216
Tech Mahindra, Ltd.	6,908	80,874

		3,250,522

Indonesia — 0.2%
Adaro Energy Tbk PT	244,500	24,069
Charoen Pokphand Indonesia Tbk PT	89,300	38,420
Gudang Garam Tbk PT†	7,300	21,843
Hanjaya Mandala Sampoerna Tbk PT	196,900	21,266
Indofood CBP Sukses Makmur Tbk PT	34,400	24,119
Indofood Sukses Makmur Tbk PT	31,000	15,588
Kalbe Farma Tbk PT	212,900	22,692
Telekomunikasi Indonesia Persero Tbk PT	830,300	189,934
Unilever Indonesia Tbk PT	153,700	84,089
United Tractors Tbk PT	30,300	49,356

		491,376

Ireland — 0.8%
Accenture PLC, Class A	8,000	1,992,720
Jazz Pharmaceuticals PLC†	400	56,284
Seagate Technology PLC	5,200	305,812

		2,354,816

Israel — 0.1%
Azrieli Group, Ltd.	517	31,571
Check Point Software Technologies, Ltd.†	1,982	233,242
ICL Group, Ltd.	9,965	47,296

		312,109

Italy — 0.5%
DiaSorin SpA	248	52,243
Enel SpA	101,440	1,012,793
Infrastrutture Wireless Italiane SpA*	1,683	21,662

60

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Italy (continued)
Moncler SpA†	3,155	$154,903
Recordati SpA#	1,557	82,890
Snam SpA	25,419	142,600
Telecom Italia SpA	41,709	21,170

		1,488,261

Japan — 3.2%
ABC-Mart, Inc.	400	20,843
Advantest Corp.	2,400	166,897
Aeon Mall Co., Ltd.	800	12,835
Astellas Pharma, Inc.	31,000	440,503
Bandai Namco Holdings, Inc.	3,200	292,107
Bridgestone Corp.	9,100	317,628
Chugai Pharmaceutical Co., Ltd.	6,100	294,717
Daito Trust Construction Co., Ltd.	1,300	127,510
Daiwa House Industry Co., Ltd.	8,100	248,276
Hitachi, Ltd.	6,800	258,322
Hoya Corp.	6,500	866,044
Hulic Co., Ltd.	2,900	29,361
Iida Group Holdings Co., Ltd.	2,200	44,211
ITOCHU Corp.	23,100	610,358
Japan Airlines Co., Ltd.†#	2,000	37,874
Japan Post Bank Co., Ltd.	5,800	45,667
Japan Tobacco, Inc.	20,700	420,345
Kakaku.com, Inc.	2,500	70,139
Kao Corp.	6,600	493,609
KDDI Corp.	33,200	948,458
Marubeni Corp.	23,300	135,805
Mitsubishi Gas Chemical Co., Inc.	2,300	48,776
MonotaRO Co., Ltd.#	800	48,812
MS&AD Insurance Group Holdings, Inc.	3,100	90,120
Nexon Co., Ltd.	7,000	211,542
Nintendo Co., Ltd.	700	397,337
Nippon Telegraph & Telephone Corp.	23,300	550,139
Nitori Holdings Co., Ltd.	200	42,586
Obayashi Corp.	7,200	63,448
OBIC Co., Ltd.	400	89,923
Oracle Corp. Japan	600	66,494
Sekisui House, Ltd.	9,500	170,891
Shionogi & Co., Ltd.	4,200	225,006
Showa Denko KK	1,500	27,830
SoftBank Corp.	23,600	290,366
Subaru Corp.	9,700	192,606
Sundrug Co., Ltd.	500	20,977
Tokyo Electron, Ltd.	2,400	815,402
Tosoh Corp.	4,600	72,525
Tsuruha Holdings, Inc.	100	14,636
USS Co., Ltd.	1,300	27,195
Welcia Holdings Co., Ltd.	600	24,109
Yamaha Motor Co., Ltd.	1,900	36,581
ZOZO, Inc.	2,100	52,379

		9,461,189

Jersey — 0.2%
Ferguson PLC	2,313	259,760
Polymetal International PLC	10,026	208,760

		468,520

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	1,089	85,824

Malaysia — 0.1%
Carlsberg Brewery Malaysia Bhd	1,200	5,667
DiGi.Com Bhd	59,400	58,321
Fraser & Neave Holdings Bhd	1,900	15,138
Hartalega Holdings Bhd	25,700	90,840

Security Description	Shares	Value (Note 2)

Malaysia (continued)
Nestle Malaysia Bhd	1,200	$39,470
Petronas Chemicals Group Bhd	37,700	59,409
Petronas Dagangan Bhd	2,300	11,720
Petronas Gas Bhd	11,100	49,479
Top Glove Corp. Bhd	32,700	57,149
Westports Holdings Bhd	14,100	14,882

		402,075

Mexico — 0.2%
Fibra Uno Administracion SA de CV	49,500	49,402
Grupo Aeroportuario del Pacifico SAB de CV, Class B†	5,800	59,454
Grupo Mexico SAB de CV, Class B	22,700	82,555
Kimberly-Clark de Mexico SAB de CV, Class A	26,600	42,170
Megacable Holdings SA de CV	4,400	16,045
Wal-Mart de Mexico SAB de CV	86,000	226,380

		476,006

Netherlands — 0.5%
Ferrari NV	1,530	322,671
Koninklijke Ahold Delhaize NV	17,238	493,291
Koninklijke Vopak NV	507	26,628
LyondellBasell Industries NV, Class A	5,351	455,370
NN Group NV	2,254	91,550

		1,389,510

New Zealand — 0.2%
a2 Milk Co., Ltd.†#	5,539	57,288
Fisher & Paykel Healthcare Corp., Ltd.	10,876	273,935
Spark New Zealand, Ltd.	37,653	120,394

		451,617

Norway — 0.1%
Mowi ASA	7,399	149,753
Orkla ASA	9,124	87,385
Telenor ASA	11,158	189,961

		427,099

Philippines — 0.0%
Globe Telecom, Inc.	570	23,094
Manila Electric Co.	3,790	22,198
Metro Pacific Investments Corp.	104,000	8,868
PLDT, Inc.	625	17,081

		71,241

Poland — 0.0%
PGE Polska Grupa Energetyczna SA†	5,574	8,560
Polski Koncern Naftowy Orlen SA	2,347	34,604

		43,164

Portugal — 0.0%
Jeronimo Martins SGPS SA	3,531	60,484

Russia — 0.9%
Alrosa PJSC	181,980	210,082
Inter RAO UES PJSC	1,747,000	117,924
Magnitogorsk Iron & Steel Works PJSC	113,800	63,607
MMC Norilsk Nickel PJSC	2,513	708,411
Mobile TeleSystems PJSC ADR	33,800	291,694
Moscow Exchange MICEX-RTS PJSC	45,920	91,951
Novolipetsk Steel PJSC	110,580	278,607
PhosAgro PJSC GDR	6,549	83,696
Polyus PJSC	1,318	249,588
Severstal PAO	16,549	243,858
Tatneft PJSC	62,593	405,492

		2,744,910

61

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Singapore — 0.2%
Mapletree Commercial Trust	22,000	$33,464
Singapore Exchange, Ltd.	20,200	133,898
Singapore Telecommunications, Ltd.	132,900	236,835
Venture Corp., Ltd.	3,900	54,757
Yangzijiang Shipbuilding Holdings, Ltd.	47,300	31,036

		489,990

South Africa — 0.2%
AngloGold Ashanti, Ltd.	4,421	93,169
Clicks Group, Ltd.	4,006	60,733
Exxaro Resources, Ltd.	5,200	40,056
Kumba Iron Ore, Ltd.	1,501	51,080
Mr. Price Group, Ltd.	5,016	52,708
Nedbank Group, Ltd.	2,703	21,381
Pick n Pay Stores, Ltd.#	2,826	9,228
Tiger Brands, Ltd.	2,464	31,345
Vodacom Group, Ltd.	11,704	93,133

		452,833

South Korea — 1.2%
BGF retail Co., Ltd.	98	11,115
BNK Financial Group, Inc.	4,540	23,099
Coway Co, Ltd.†	881	55,254
Daelim Industrial Co., Ltd.	383	27,690
Hana Financial Group, Inc.	5,229	159,958
Hankook Tire & Technology Co., Ltd.	1,042	30,792
Hyundai Marine & Fire Insurance Co., Ltd.	942	18,984
Industrial Bank of Korea	4,710	39,585
KB Financial Group, Inc.	6,534	267,785
Korea Zinc Co., Ltd.	121	41,443
KT&G Corp.	1,950	145,384
Kumho Petrochemical Co., Ltd.	263	33,037
LG Household & Health Care, Ltd. (Preference Shares)	32	20,099
NCSoft Corp.	218	159,577
PearlAbyss Corp.†	84	15,721
S-1 Corp.	258	18,373
Samsung Card Co., Ltd.	391	11,696
Samsung Electronics Co., Ltd.	32,279	1,945,695
Samsung Electronics Co., Ltd. (Preference Shares)	5,982	330,306
Shinhan Financial Group Co., Ltd.	6,235	181,435
Woori Financial Group, Inc.	6,652	59,093

		3,596,121

Spain — 0.9%
Banco Santander SA†	122,935	354,510
Bankinter SA#	4,919	24,345
Enagas SA	3,433	83,621
Endesa SA	5,277	150,883
Iberdrola SA	73,300	1,000,704
Industria de Diseno Textil SA	19,182	637,243
Red Electrica Corp. SA	6,360	129,995
Repsol SA	23,717	227,968
Telefonica SA	36,707	160,125

		2,769,394

SupraNational — 0.1%
HKT Trust & HKT, Ltd.	59,000	77,184
Unibail-Rodamco-Westfield (Euronext Paris)#	1,041	73,885
Unibail-Rodamco-Westfield (Euronext Amsterdam)	22	1,561

		152,630

Sweden — 0.3%
Boliden AB	4,299	148,114
Epiroc AB, Class B	2,790	44,337
Evolution Gaming Group AB*	1,324	113,183

Security Description	Shares	Value (Note 2)

Sweden (continued)
Hennes & Mauritz AB, Class B†	13,321	$282,048
ICA Gruppen AB	1,015	49,064
Svenska Cellulosa AB SCA, Class B†	4,152	67,119
Swedish Match AB	1,259	101,402

		805,267

Switzerland — 2.2%
EMS-Chemie Holding AG	149	136,170
Garmin, Ltd.	2,180	254,537
Geberit AG	534	321,428
Logitech International SA	1,223	108,176
Nestle SA	14,034	1,562,542
Novartis AG	15,052	1,362,672
Partners Group Holding AG	371	398,047
Roche Holding AG	4,420	1,454,527
Swiss Prime Site AG	546	49,147
Swisscom AG	414	218,674
TE Connectivity, Ltd.	4,360	496,909

		6,362,829

Taiwan — 1.4%
Accton Technology Corp.	6,000	50,311
Advantech Co., Ltd.	3,499	37,688
Asia Cement Corp.	17,000	25,826
Asustek Computer, Inc.	4,000	34,944
Catcher Technology Co., Ltd.	8,000	52,767
Chicony Electronics Co., Ltd.	7,000	20,974
China Development Financial Holding Corp.	171,000	53,515
Chunghwa Telecom Co., Ltd.	58,000	220,788
Eclat Textile Co., Ltd.	1,000	14,034
Far EasTone Telecommunications Co., Ltd.	24,000	52,206
Feng TAY Enterprise Co., Ltd.	5,200	33,478
Formosa Chemicals & Fibre Corp.	47,000	126,971
Formosa Taffeta Co., Ltd.	10,000	10,753
Globalwafers Co., Ltd.	2,000	39,154
Lite-On Technology Corp.	34,000	57,318
Micro-Star International Co., Ltd.	3,000	13,157
Nanya Technology Corp.	20,000	50,803
Nien Made Enterprise Co., Ltd.	1,000	11,806
Novatek Microelectronics Corp.	8,000	83,922
Powertech Technology, Inc.	11,000	35,506
Ruentex Development Co., Ltd.	5,000	7,377
Standard Foods Corp	4,000	8,757
Synnex Technology International Corp.	8,000	12,490
Taiwan Cement Corp.	59,050	88,878
Taiwan Mobile Co., Ltd.	26,000	88,575
Taiwan Semiconductor Manufacturing Co., Ltd.	157,914	2,662,141
Vanguard International Semiconductor Corp.	14,000	51,574
Walsin Technology Corp.†	3,000	20,472
WPG Holdings, Ltd.	20,000	29,927

		3,996,112

Thailand — 0.2%
Advanced Info Service PCL	21,200	124,046
Airports of Thailand PCL	62,900	133,078
Bumrungrad Hospital PCL	6,300	25,929
Home Product Center PCL	79,000	38,390
Intouch Holdings PCL	33,600	61,646
PTT Exploration & Production PCL	18,700	59,809
Siam Cement PCL	10,200	126,109

		569,007

Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	4,990	11,033
BIM Birlesik Magazalar AS	7,564	67,708

62

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS	29,009	$40,806
Ford Otomotiv Sanayi AS	1,488	20,512
Haci Omer Sabanci Holding AS	14,730	18,158
Turkcell Iletisim Hizmetleri AS	18,203	34,451
Turkiye Is Bankasi, Class C†	24,806	20,651

		213,319

United Arab Emirates — 0.1%
Aldar Properties PJSC	57,229	47,364
Dubai Islamic Bank PJSC	27,098	33,051
Emirates Telecommunications Group Co. PJSC	28,152	132,745

		213,160

United Kingdom — 4.5%
Admiral Group PLC	4,295	163,588
Anglo American PLC	18,351	541,525
Auto Trader Group PLC*	15,364	114,825
Barratt Developments PLC†	20,465	169,154
Berkeley Group Holdings PLC	2,207	136,050
BHP Group PLC	34,851	789,197
British American Tobacco PLC	28,316	996,398
British Land Co. PLC	15,015	94,421
BT Group PLC	168,312	262,082
Burberry Group PLC	6,962	160,475
Croda International PLC	947	75,194
Direct Line Insurance Group PLC	22,118	87,221
Evraz PLC	10,678	54,991
GlaxoSmithKline PLC	76,170	1,391,181
Hargreaves Lansdown PLC	6,214	118,464
Hikma Pharmaceuticals PLC	1,129	39,254
Imperial Brands PLC	20,373	369,651
Intertek Group PLC	2,547	187,501
ITV PLC†	75,061	94,144
J Sainsbury PLC#	13,201	37,151
Kingfisher PLC†	30,609	111,646
Land Securities Group PLC#	10,019	87,835
M&G PLC	38,258	95,632
Mondi PLC	7,657	169,248
Next PLC	2,711	236,800
Persimmon PLC	6,585	233,165
Prudential PLC	18,911	294,845
RELX PLC	34,225	797,333
Rio Tinto PLC	22,336	1,439,432
Royal Dutch Shell PLC, Class A	54,013	915,359
Smith & Nephew PLC	9,544	184,619
Taylor Wimpey PLC†	68,286	140,149
Unilever PLC	18,527	1,129,004
Unilever PLC	21,736	1,317,651
WM Morrison Supermarkets PLC	16,933	40,600

		13,075,785

United States — 32.7%
3M Co.	3,963	684,529
A.O. Smith Corp.	692	38,967
AbbVie, Inc.	16,947	1,772,317
ABIOMED, Inc.†	99	27,136
Adobe, Inc.†	3,767	1,802,396
Air Products & Chemicals, Inc.	2,974	833,136
Alexion Pharmaceuticals, Inc.†	1,684	205,633
Alphabet, Inc., Class A†	496	870,182
Alphabet, Inc., Class C†	496	873,327
Altria Group, Inc.	38,851	1,547,435
American Tower Corp.	6,045	1,397,604
Amgen, Inc.	6,740	1,496,550
Apollo Global Management, Inc.#	990	43,184

Security Description	Shares	Value (Note 2)

United States (continued)
Apple, Inc.	19,724	$2,348,142
Applied Materials, Inc.	14,964	1,234,231
Arista Networks, Inc.†	297	80,398
AT&T, Inc.	53,122	1,527,257
Best Buy Co., Inc.	3,864	420,403
Biogen, Inc.†	3,767	904,720
Booking Holdings, Inc.†	296	600,421
BorgWarner, Inc.	2,476	96,193
Bristol-Myers Squibb Co.	24,379	1,521,250
Broadridge Financial Solutions, Inc.	1,685	247,493
C.H. Robinson Worldwide, Inc.	2,181	204,949
Cabot Oil & Gas Corp.	6,144	107,643
Cadence Design Systems, Inc.†	3,765	437,870
Campbell Soup Co.	2,575	128,802
Cardinal Health, Inc.	2,476	135,165
Carrier Global Corp.	7,334	279,205
Celanese Corp.	1,586	205,117
Cerner Corp.	2,180	163,151
Charles Schwab Corp.	2,063	100,633
Church & Dwight Co., Inc.	2,873	252,163
Cisco Systems, Inc.	34,490	1,483,760
Citrix Systems, Inc.	1,982	245,609
Clorox Co.	2,478	502,935
Cognizant Technology Solutions Corp., Class A	7,928	619,415
Colgate-Palmolive Co.	6,837	585,521
Copart, Inc.†	3,469	400,496
Cummins, Inc.	2,478	572,839
D.R. Horton, Inc.	4,260	317,370
Dollar General Corp.	3,864	844,593
Domino’s Pizza, Inc.	199	78,121
eBay, Inc.	5,945	299,806
Electronic Arts, Inc.	2,181	278,623
Eli Lilly & Co.	9,812	1,429,118
Equity LifeStyle Properties, Inc.	2,080	121,867
Erie Indemnity Co., Class A	397	89,567
Estee Lauder Cos., Inc., Class A	3,470	851,260
Expeditors International of Washington, Inc.	2,676	239,154
Extra Space Storage, Inc.	1,685	189,950
F5 Networks, Inc.†	990	161,182
Facebook, Inc., Class A†	7,136	1,976,458
FactSet Research Systems, Inc.	396	132,169
Fastenal Co.	9,810	485,104
Fox Corp., Class A	4,558	131,453
Fox Corp., Class B	2,080	59,030
General Mills, Inc.	9,613	584,663
Gilead Sciences, Inc.	21,258	1,289,723
Hershey Co.	2,774	410,247
HollyFrontier Corp.	2,279	53,306
Hormel Foods Corp.#	5,053	238,401
Host Hotels & Resorts, Inc.	5,351	75,075
HP, Inc.	10,803	236,910
IDEXX Laboratories, Inc.†	992	457,292
Illinois Tool Works, Inc.	4,560	962,570
Ingredion, Inc.	890	68,664
Intel Corp.	25,570	1,236,309
International Business Machines Corp.	12,784	1,579,080
Intuit, Inc.	4,659	1,640,061
J.M. Smucker Co.	792	92,822
Jack Henry & Associates, Inc.	990	159,251
JB Hunt Transport Services, Inc.	1,188	160,713
Johnson & Johnson	10,407	1,505,685
Kellogg Co.	3,468	221,640
Kimberly-Clark Corp.	5,253	731,795
KLA Corp.	2,378	599,185
Kroger Co.	12,090	398,970

63

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Lam Research Corp.	2,280	$1,032,065
Lamb Weston Holdings, Inc.	1,585	114,722
Lockheed Martin Corp.	4,164	1,519,860
Lowe’s Cos., Inc.	11,596	1,806,889
Lululemon Athletica, Inc.†	1,785	660,843
MarketAxess Holdings, Inc.	496	267,433
Masimo Corp.†	198	50,389
Mastercard, Inc., Class A	5,253	1,767,687
Match Group, Inc.†	517	71,972
Maxim Integrated Products, Inc.	4,458	370,192
Merck & Co., Inc.	19,821	1,593,410
Mettler-Toledo International, Inc.†	198	227,708
Microsoft Corp.	8,326	1,782,347
Monster Beverage Corp.†	5,549	470,444
Moody’s Corp.	2,477	699,356
NetApp, Inc.	3,467	184,826
NIKE, Inc., Class B	16,948	2,282,896
Nucor Corp.	3,864	207,497
NVIDIA Corp.	4,361	2,337,758
NVR, Inc.†	39	155,890
O’Reilly Automotive, Inc.†	1,190	526,504
Old Dominion Freight Line, Inc.	1,536	312,361
Omnicom Group, Inc.	3,270	206,010
Oracle Corp.	16,749	966,752
PACCAR, Inc.	4,657	405,438
Packaging Corp. of America	1,288	167,440
Paychex, Inc.	4,855	452,243
PepsiCo, Inc.	11,595	1,672,347
Pfizer, Inc.	40,833	1,564,312
Philip Morris International, Inc.	22,397	1,696,573
PPL Corp.	8,721	247,851
Procter & Gamble Co.	13,577	1,885,438
Progressive Corp.	4,459	388,423
Public Storage	3,272	734,433
PulteGroup, Inc.	3,764	164,223
QUALCOMM, Inc.	9,812	1,444,032
Ralph Lauren Corp.	594	50,936
Regeneron Pharmaceuticals, Inc.†	1,289	665,163
Robert Half International, Inc.	2,081	133,559
Rockwell Automation, Inc.	1,586	405,318
Rollins, Inc.	2,180	124,652
Ross Stores, Inc.	6,143	660,495
S&P Global, Inc.	4,461	1,569,291
SEI Investments Co.	692	36,503
Simon Property Group, Inc.	5,847	482,787
Skyworks Solutions, Inc.	3,270	461,626
Snap-on, Inc.	692	121,688
Steel Dynamics, Inc.	2,873	104,031
T. Rowe Price Group, Inc.	2,675	383,622
Take-Two Interactive Software, Inc.†	793	143,144
Target Corp.	8,524	1,530,314
Teradyne, Inc.	1,090	120,271
Texas Instruments, Inc.	13,677	2,205,416
Tractor Supply Co.	1,783	251,064
Tyson Foods, Inc., Class A	4,359	284,207
United Parcel Service, Inc., Class B	11,100	1,898,877
Veeva Systems, Inc., Class A†	991	274,378
Verizon Communications, Inc.	28,146	1,700,300
Vertex Pharmaceuticals, Inc.†	1,982	451,401
VF Corp.	4,757	396,734
ViacomCBS, Inc., Class B	7,334	258,744
Viatris, Inc.†	5,066	85,210
Walgreens Boots Alliance, Inc.	11,794	448,290
Walmart, Inc.	10,208	1,559,680
West Pharmaceutical Services, Inc.	396	108,963

Security Description	Shares/ Principal Amount(3)		Value (Note 2)

United States (continued)
Western Union Co.		4,658	$105,084
Whirlpool Corp.		297	57,799
WW Grainger, Inc.		695	290,719
Xilinx, Inc.		3,170	461,393
Zoom Video Communications, Inc., Class A†		695	332,460

			95,988,047

Total Common Stocks
(cost $160,812,584)			178,295,372

FOREIGN GOVERNMENT OBLIGATIONS — 20.2%
Argentina — 0.6%
Republic of Argentina Bonds 1.00% due 08/05/2021(1)(2)	ARS	5,793,600	49,407
Republic of Argentina Bonds 1.20% due 03/18/2022(1)(2)	ARS	66,178,289	529,854
Republic of Argentina Bonds 1.30% due 09/20/2022(1)(2)	ARS	698,400	5,263
Republic of Argentina Bonds 1.40% due 03/25/2023(1)(2)	ARS	37,208,148	279,631
Republic of Argentina Bonds 1.50% due 03/25/2024(1)(2)	ARS	37,208,149	255,973
Republic of Argentina Bonds 15.50% due 10/17/2026(1)	ARS	79,847,000	190,713
Republic of Argentina Bonds 16.00% due 10/17/2023(1)	ARS	43,574,000	140,722
Republic of Argentina Notes 18.20% due 10/03/2021(1)	ARS	40,723,000	222,616
Republic of Argentina FRS Bonds 33.87% (BADLARPP+2.00%) due 04/03/2022(1)	ARS	2,800,000	18,274

			1,692,453

Brazil — 1.0%
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,820,000	1,991,480
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	5,356,000	1,046,731

			3,038,211

Colombia — 0.7%
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	18,152
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	731,717
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	2,400,700,000	771,975
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	93,026

64

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia (continued)
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	$429,480

			2,044,350

Ghana — 0.6%
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	237,881
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	672,515
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	237,465
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	652,372
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	8,735
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	8,645
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	8,768

			1,826,381

India — 1.2%
Republic of India Bonds 6.79% due 05/15/2027	INR	118,010,000	1,690,723
Republic of India Bonds 6.84% due 12/19/2022	INR	40,000,000	570,647
Republic of India Bonds 7.16% due 05/20/2023	INR	96,000,000	1,385,758

			3,647,128

Indonesia — 2.0%
Republic of Indonesia Bonds 5.63% due 05/15/2023	IDR	5,689,000,000	414,233
Republic of Indonesia Bonds 7.00% due 05/15/2022	IDR	3,435,000,000	254,209
Republic of Indonesia Bonds 8.25% due 07/15/2021	IDR	4,525,000,000	331,383
Republic of Indonesia Bonds 8.38% due 03/15/2024	IDR	45,950,000,000	3,591,032
Republic of Indonesia Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,995
Republic of Indonesia Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	528,058
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	872,410

			6,000,320

Security Description	Principal Amount(3)		Value (Note 2)

Mexico — 4.4%
United Mexican States Bonds 2.50% due 12/10/2020(2)	MXN	2,759,607	$136,418
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	1,046,981
United Mexican States Bonds 6.50% due 06/09/2022	MXN	78,664,000	4,011,308
United Mexican States Senior Notes 6.75% due 03/09/2023	MXN	10,255,000	531,995
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	89,440,000	4,550,895
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	38,822,000	2,101,472
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	402,205

			12,781,274

Norway — 2.0%
Kingdom of Norway Bonds 1.50% due 02/19/2026*	NOK	2,523,000	297,381
Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	4,250,000	503,451
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	14,941,000	1,750,528
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	12,599,000	1,538,251
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	15,973,000	1,826,516

			5,916,127

South Korea — 7.6%
Republic of South Korea Senior Notes 1.18% due 08/02/2021	KRW	176,000,000	159,559
Republic of South Korea Bonds 1.38% due 09/10/2021	KRW	1,470,700,000	1,336,996
Republic of South Korea Bonds 1.38% due 09/10/2024	KRW	2,374,500,000	2,158,387
Republic of South Korea Bonds 1.38% due 12/10/2029	KRW	9,776,590,000	8,622,755
Republic of South Korea Bonds 1.88% due 03/10/2022	KRW	257,000,000	235,550
Republic of South Korea Bonds 1.88% due 03/10/2024	KRW	2,889,000,000	2,674,970
Republic of South Korea Bonds 2.00% due 12/10/2021	KRW	321,000,000	294,065

65

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea (continued)
Republic of South Korea Bonds 2.25% due 09/10/2023	KRW	742,000,000	$693,336
Republic of South Korea Bonds 2.38% due 12/10/2027	KRW	4,490,000,000	4,292,144
Republic of South Korea Bonds 3.00% due 09/10/2024	KRW	579,100,000	557,622
Republic of South Korea Bonds 4.25% due 06/10/2021	KRW	1,400,000,000	1,289,702

			22,315,086

Total Foreign Government Obligations
(cost $70,172,875)			59,261,330

U.S. GOVERNMENT TREASURIES — 0.6%
United States Treasury Notes
1.63% due 10/31/2026		1,210,000	1,290,541
2.13% due 05/31/2026		550,000	600,746

Total U.S. Government Treasuries
(cost $1,831,829)			1,891,287

RIGHTS — 0.0%
Hong Kong — 0.0%
Sino-Ocean Group Holding, Ltd. Expires 12/09/2020† (cost $0)	HKD	180	0

Total Long-Term Investment Securities
(cost $232,817,288)			239,447,989

SHORT-TERM INVESTMENT SECURITIES — 17.3%
Foreign Government Obligations — 10.5%
Republic of Argentina(6)
due 12/04/2020(1)(2)	ARS	14,646,900	116,285
due 02/26/2021(1)(2)	ARS	2,773,700	20,013
due 04/17/2021(1)(2)	ARS	14,696,800	118,164

			254,462

Government of Japan
(0.09)%-(0.10)% due 01/18/2021	JPY	196,000,000	1,877,654
(0.11)% due 05/25/2021	JPY	654,600,000	6,273,412
(0.12)%-(0.14)% due 12/14/2020	JPY	87,150,000	834,803
(0.12)% due 02/25/2021	JPY	13,400,000	128,382
(0.13)% due 02/10/2021	JPY	655,950,000	6,284,261
(0.13)% due 04/12/2021	JPY	317,300,000	3,040,391
(0.14)% due 01/12/2021	JPY	303,700,000	2,909,360
(0.14)%-(0.17)% due 03/10/2021	JPY	702,300,000	6,728,781
(0.17)% due 03/25/2021	JPY	33,500,000	320,980
(0.19)% due 01/12/2021	JPY	91,800,000	879,418

			29,277,442

United Mexican States
4.16%-4.42% due 03/25/2021	MXN	163,391,000	797,420
4.21% due 04/08/2021	MXN	2,542,800	123,893
4.38%-4.48% due 02/25/2021	MXN	39,068,000	191,306
4.44% due 12/17/2020	MXN	30,110,000	148,677

			1,261,296

			30,793,200

Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(4)(5)		197,938	197,938

Security Description	Principal Amount(3)	Value (Note 2)

U.S. Government Agencies — 3.5%
Federal Home Loan Bank 0.00% due 12/01/2020	$10,165,000	$10,165,000

U.S. Government Treasuries — 3.2%
United States Treasury Bills
0.09% due 01/07/2021	6,875,000	6,874,417
0.09% due 01/12/2021	2,700,000	2,699,748

		9,574,165

Total Short-Term Investment Securities
(cost $50,311,923)		50,730,303

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $149,000 and collateralized by $152,600 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $151,999	149,000	149,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $1,231,000 and collateralized by $1,260,600 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $1,255,631	1,231,000	1,231,000

Total Repurchase Agreements
(cost $1,380,000)		1,380,000

TOTAL INVESTMENTS
(cost $284,509,211)(7)	99.3%	291,558,292
Other assets less liabilities	0.7	2,200,587

NET ASSETS	100.0%	$293,758,879

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $6,625,689 representing 2.3% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Principal Amount		Acquistion Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Republic of Argentina 1.00% due 08/05/2021	10/28/2020 - 11/12/2020	ARS	5,793,600	$45,744	$49,407	$0.01	0.02%

66

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Description	Acquistion Date	Principal Amount		Acquistion Cost	Value	Value Per Share	% of Net Assets
Republic of Argentina 1.20% due 03/18/2022	03/19/2020 - 11/05/2020	ARS	66,178,289	$1,084,926	$529,854	$0.01	0.18%
Republic of Argentina 1.30% due 09/20/2022	10/29/2020 - 11/03/2020	ARS	698,400	4,530	5,263	0.01	0.00
Republic of Argentina 1.40% due 03/25/2023	03/26/2020 - 04/24/2020	ARS	37,208,148	684,556	279,631	0.01	0.10
Republic of Argentina 1.50% due 03/25/2024	03/26/2020 - 04/24/2020	ARS	37,208,149	684,556	255,973	0.01	0.09
Republic of Argentina 15.50% due 10/17/2026	10/17/2016 - 05/17/2018	ARS	79,847,000	4,460,922	190,713	0.00	0.06
Republic of Argentina 16.00% due 10/17/2023	10/17/2016 - 05/17/2018	ARS	43,574,000	2,079,973	140,722	0.00	0.05
Republic of Argentina 18.20% due 10/03/2021	10/03/2016 - 08/01/2018	ARS	40,723,000	2,672,053	222,616	0.01	0.08
Republic of Argentina 33.87% (BADLARPP +2.00%) due 04/03/2022	04/03/2017	ARS	2,800,000	186,226	18,274	0.01	0.01
Republic of Argentina discount note due 12/04/2020	04/03/2020 - 10/30/2020	ARS	14,646,900	163,659	116,284	0.01	0.04
Republic of Argentina discount note due 02/26/2021	10/29/2020 - 11/12/2020	ARS	2,773,700	18,745	20,013	0.01	0.01
Republic of Argentina discount note due 04/17/2021	05/07/2020 - 11/03/2020	ARS	14,696,800	133,027	118,164	0.01	0.04

					$1,946,914		0.68%

(2)	Principal amount of security is adjusted for inflation.
(3)	Denominated in United States Dollars unless otherwise indicated.
(4)	At November 30, 2020, the Fund had loaned securities with a total value of $2,367,970. This was secured by collateral of $197,938, which was received in cash and subsequently invested in short-term investments currently valued at $197,938 as reported in the Portfolio of Investments. Additional collateral of $2,412,184 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$68,051
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	182,745
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	6,263
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	121,971
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 02/15/2050	2,033,154

(5)	The rate shown is the 7-day yield as of November 30, 2020.
(6)	The security was issued on a discount basis with no stated coupon rate.
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ARS—Argentine Peso

BRL—Brazilian Real

COP— Colombian Peso

GDR—Global Depositary Receipt

GHS—Ghanaian Cedi

HKD—Hong Kong Dollar

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican	Peso
NOK—Norwegian	Krone
FRS—	Floating Rate Security

The rates shown on the FRS are the current interest rates at November 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

BADLARPP— Argentina Deposit Rates Badlar 30-35 days

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	454,552	USD	537,058	04/16/2021	$–	$(7,017)
	EUR	36,820	USD	43,701	04/29/2021	–	(384)
	EUR	431,144	USD	515,269	05/27/2021	–	(1,266)

						–	(8,667)

BNP Paribas SA	EUR	118,000	USD	140,041	02/26/2021	–	(1,043)

Citibank N.A.	AUD	5,644,750	JPY	431,793,457	03/10/2021	–	(4,144)
	AUD	3,160,000	JPY	234,650,540	04/19/2021	–	(69,472)
	BRL	4,622,695	USD	841,041	12/02/2020	–	(21,821)
	BRL	4,999,700	USD	862,940	01/04/2021	–	(69,918)
	BRL	4,622,695	USD	856,308	02/02/2021	–	(5,588)
	EUR	900,000	USD	1,014,516	01/04/2021	–	(60,282)
	EUR	89,576	USD	106,080	04/15/2021	–	(1,135)
	EUR	955,070	CHF	1,020,000	04/19/2021	–	(15,796)
	EUR	910,000	USD	1,068,622	04/19/2021	–	(20,674)
	JPY	57,130,000	USD	551,129	04/19/2021	2,726	–
	KRW	538,612,000	USD	449,218	01/19/2021	–	(37,410)
	KRW	1,049,895,196	USD	872,368	01/29/2021	–	(76,181)
	KRW	1,245,000,000	USD	1,123,900	02/23/2021	–	(838)
	KRW	4,014,104,804	USD	3,558,121	02/26/2021	–	(68,200)
	KRW	524,000,000	USD	443,880	03/22/2021	–	(29,493)
	KRW	1,051,000,000	USD	942,221	05/17/2021	–	(7,235)

67

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	MXN	15,565,000	USD	720,168	01/13/2021	$–	$(46,636)
	MXN	22,911,000	USD	1,058,147	01/15/2021	–	(70,303)
	MXN	18,134,000	USD	859,403	01/27/2021	–	(32,561)
	MXN	30,327,000	USD	1,432,864	01/28/2021	–	(58,674)
	MXN	16,943,000	USD	774,732	03/08/2021	–	(55,049)
	MXN	20,773,000	USD	922,433	03/11/2021	–	(94,581)
	MXN	20,978,000	USD	965,314	03/16/2021	–	(61,164)
	USD	857,643	BRL	4,622,695	12/02/2020	5,219	–
	USD	2,620,644	JPY	275,110,000	04/19/2021	20,191	–

						28,136	(907,155)

Deutsche Bank AG	EUR	1,382,342	SEK	14,293,534	12/14/2020	17,403	–
	EUR	480,683	SEK	5,000,117	12/15/2020	9,525	–
	EUR	540,927	USD	638,781	01/15/2021	–	(7,365)
	EUR	924,401	NOK	10,160,000	01/19/2021	38,065	–
	EUR	517,132	SEK	5,360,100	01/19/2021	7,852	–
	EUR	1,192,051	SEK	12,146,883	02/16/2021	–	(6,667)
	EUR	411,628	SEK	4,280,150	03/15/2021	7,556	–
	EUR	60,000	USD	71,050	04/08/2021	–	(754)
	EUR	483,005	SEK	5,000,117	04/15/2021	6,050	–
	EUR	516,616	SEK	5,360,100	04/16/2021	7,870	–
	EUR	594,577	SEK	6,180,000	04/19/2021	10,320	–
	EUR	201,877	USD	240,298	04/27/2021	–	(1,398)
	EUR	154,729	USD	183,795	04/29/2021	–	(1,462)
	EUR	1,857,096	USD	2,214,178	05/27/2021	–	(10,730)
	KRW	920,000,000	USD	767,370	01/13/2021	–	(63,843)
	KRW	920,000,000	USD	768,139	02/04/2021	–	(63,043)

						104,641	(155,262)

Goldman Sachs International	EUR	1,333,816	CHF	1,441,755	12/14/2020	–	(4,372)
	EUR	328,288	CHF	352,526	01/14/2021	–	(3,549)
	EUR	535,563	CHF	576,705	02/12/2021	–	(3,906)
	EUR	535,520	CHF	576,701	03/15/2021	–	(3,726)
	EUR	327,785	CHF	352,528	04/13/2021	–	(2,719)

						–	(18,272)

HSBC Bank PLC	AUD	1,725,000	JPY	133,423,575	12/14/2020	11,886	–
	AUD	1,307,504	JPY	100,715,725	03/11/2021	5,750	–
	AUD	3,040,000	JPY	233,669,600	03/16/2021	8,676	–
	AUD	880,000	JPY	67,576,080	03/17/2021	1,892	–
	AUD	1,307,496	JPY	98,987,253	04/13/2021	–	(10,579)
	BRL	2,763,195	USD	502,244	12/02/2020	–	(13,528)
	BRL	2,763,195	USD	511,883	02/02/2021	–	(3,312)
	EUR	1,018,902	JPY	125,570,445	01/25/2021	–	(13,278)
	EUR	1,065,851	JPY	133,805,358	02/24/2021	9,210	–
	EUR	2,084,789	JPY	258,535,581	02/25/2021	–	(12,569)
	EUR	1,065,913	JPY	131,111,583	03/25/2021	–	(17,060)
	EUR	517,579	USD	610,855	04/13/2021	–	(8,618)
	KRW	1,103,729,587	USD	915,730	01/19/2021	–	(81,472)
	KRW	3,988,829,320	USD	3,517,641	01/29/2021	–	(86,148)
	KRW	3,173,000,000	USD	2,809,755	02/10/2021	–	(56,865)
	KRW	6,315,000,000	USD	5,513,245	04/20/2021	–	(191,620)
	MXN	60,330,000	USD	2,777,496	01/07/2021	–	(196,646)
	MXN	80,900,000	USD	3,869,554	02/10/2021	–	(103,633)
	USD	512,652	BRL	2,763,195	12/02/2020	3,120	–

						40,534	(795,328)

JPMorgan Chase Bank N.A	AUD	937,467	JPY	72,766,618	12/14/2020	8,916	–
	AUD	365,822	JPY	27,896,858	01/13/2021	–	(1,191)
	AUD	4,773,844	JPY	363,682,405	02/22/2021	–	(18,210)
	AUD	454,406	JPY	34,441,258	02/25/2021	–	(3,420)
	AUD	1,763,000	USD	1,286,759	02/26/2021	–	(8,313)
	AUD	2,360,889	JPY	178,962,143	04/13/2021	–	(16,941)
	AUD	365,822	JPY	27,833,960	07/13/2021	–	(1,416)
	BRL	3,499,270	USD	605,620	12/02/2020	–	(47,546)
	BRL	3,499,270	USD	647,258	02/02/2021	–	(5,177)
	EUR	500,521	NOK	5,358,700	12/16/2020	5,122	–
	EUR	493,925	NOK	5,358,700	01/19/2021	12,471	–

68

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	2,120,000	USD	2,524,454	03/04/2021	$–	$(10,610)
	EUR	1,023,360	NOK	11,353,925	03/31/2021	52,123	–
	USD	648,253	BRL	3,499,270	12/02/2020	4,913	–
	USD	1,059,037	NOK	9,620,500	12/21/2020	22,542	–

						106,087	(112,824)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	164,504	05/27/2021	–	(828)

Standard Chartered Bank	EUR	2,642,368	USD	3,134,707	12/08/2020	–	(17,673)
	INR	114,436,600	USD	1,550,737	12/02/2020	5,471	–
	USD	1,550,667	INR	114,436,600	12/02/2020	–	(5,409)

						5,471	(23,082)

UBS AG	EUR	274,152	CHF	293,814	12/09/2020	–	(3,690)
	EUR	274,226	CHF	293,814	01/11/2021	–	(3,696)
	EUR	204,488	CHF	220,358	01/13/2021	–	(1,361)
	EUR	274,287	CHF	293,817	02/09/2021	–	(3,706)
	EUR	820,097	CHF	881,461	02/10/2021	–	(7,800)
	EUR	176,932	USD	210,392	03/08/2021	–	(1,200)
	EUR	408,558	CHF	440,716	03/10/2021	–	(2,042)
	EUR	226,932	USD	268,284	04/09/2021	–	(3,299)
	EUR	204,635	CHF	220,358	04/13/2021	–	(1,392)

						–	(28,186)

Unrealized Appreciation (Depreciation)						$284,869	$(2,050,647)

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

EUR—Euro Currency

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$178,295,372	$—	—	178,295,372
Foreign Government Obligations	—	59,261,330	—	59,261,330
U.S. Government Treasuries	—	1,891,287	—	1,891,287
Rights	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	197,938	—	—	197,938
Other Short-Term Investments	—	50,532,365	—	50,532,365
Repurchase Agreements	—	1,380,000	—	1,380,000

Total Investments at Value	$178,493,310	$113,064,982	$—	$291,558,292

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$284,869	$—	$284,869

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,050,647	$—	$2,050,647

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

69

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

U.S. Government Treasuries	51.5%
U.S. Government Agencies	48.5
Repurchase Agreements	0.1

100.1%

Credit Quality†#

P-1	100.1%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity - 24.5 days

70

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.0%
U.S. Government Agencies — 48.5%
Federal Farm Credit Bank FRS 0.14% (1 ML+0.00%) due 12/16/2020	$8,000,000	$8,000,000
Federal Home Loan Bank
0.00% due 12/01/2020	40,000,000	40,000,000
0.07% due 12/14/2020	9,500,000	9,499,760
0.07% due 01/13/2021	11,000,000	10,999,080
0.08% due 12/02/2020	12,000,000	11,999,973
0.08% due 12/09/2020	9,000,000	8,999,840
0.08% due 12/16/2020	11,000,000	10,999,633
0.08% due 12/23/2020	10,000,000	9,999,493
0.08% due 01/20/2021	9,000,000	8,999,062
0.09% due 12/04/2020	11,000,000	10,999,918
0.09% due 12/18/2020	11,000,000	10,999,558
0.09% due 12/30/2020	9,000,000	8,999,384
0.09% due 01/04/2021	8,000,000	7,999,358
0.32% due 12/15/2020	7,500,000	7,499,067
0.35% due 12/24/2020	8,500,000	8,498,099
0.35% due 12/28/2020	8,500,000	8,497,769
Federal Home Loan Bank FRS 0.11% (SOFR+0.03%) due 01/14/2021	6,000,000	6,000,000
Federal Home Loan Mtg. Corp. FRS 0.11% (SOFR+0.03%) due 02/24/2021	5,000,000	5,000,000
0.12% (SOFR+0.04%) due 12/04/2020	5,000,000	5,000,000

Total U.S. Government Agencies
(amortized cost $198,989,994)		198,989,994

U.S. Government Treasuries — 51.5%
United States Treasury Bills
0.05% due 01/21/2021	11,000,000	10,999,252
0.06% due 01/19/2021	11,000,000	10,999,042
0.06% due 01/26/2021	10,000,000	9,999,036
0.06% due 01/28/2021	11,500,000	11,498,981
0.07% due 01/12/2021	10,000,000	9,999,137
0.07% due 01/14/2021	9,000,000	8,999,224
0.08% due 12/10/2020	10,000,000	9,999,795
0.08% due 12/15/2020	10,000,000	9,999,689
0.08% due 12/17/2020	10,000,000	9,999,644

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries (continued)
0.08% due 12/22/2020	$11,000,000	$10,999,500
0.08% due 12/24/2020	11,000,000	10,999,438
0.08% due 01/07/2021	9,000,000	8,999,306
0.08% due 02/04/2021	10,000,000	9,998,637
0.09% due 12/01/2020	12,500,000	12,500,000
0.09% due 12/03/2020	12,000,000	11,999,943
0.09% due 12/08/2020	11,000,000	10,999,803
0.09% due 12/29/2020	10,000,000	9,999,336
0.09% due 12/31/2020	11,000,000	10,999,183
0.09% due 01/05/2021	10,000,000	9,999,149
United States Treasury Notes 1.38% due 01/31/2021	11,000,000	11,023,792

Total U.S. Government Treasuries
(amortized cost $211,011,887)		211,011,887

Total Short-Term Investment Securities — 100.0%
(amortized cost $410,001,881)		410,001,881

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $378,000 and collateralized by $385,500 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $385,651 (cost $378,000)	378,000	378,000

TOTAL INVESTMENTS
(amortized cost $410,379,881)(1)	100.1%	410,379,881
Liabilities in excess of other assets	(0.1)	(584,012)

NET ASSETS	100.0%	$409,795,869

(1)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

SOFR—Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Short-Term Investment Securities	$—	$410,001,881	$—	$410,001,881
Repurchase Agreements	—	378,000	—	378,000

Total Investments at Value	$—	$410,379,881	$—	$410,379,881

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

71

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	35.2%
United States Treasury Notes	18.7
United States Treasury Bonds	12.3
Federal Home Loan Mtg. Corp.	11.0
Diversified Financial Services	5.9
Repurchase Agreements	4.7
Government National Mtg. Assoc.	4.5
Sovereign	1.7
Federal Farm Credit Bank	1.2
Diversified Banking Institutions	1.0
Uniform Mtg. Backed Securities	0.7
Banks — Super Regional	0.6
Airlines	0.6
Telephone — Integrated	0.4
Multimedia	0.3
Pharmacy Services	0.3
Tennessee Valley Authority	0.3
Pipelines	0.2
Real Estate Investment Trusts	0.2
Electric — Integrated	0.2
Medical — Biomedical/Gene	0.1
Insurance — Mutual	0.1
Medical — Drugs	0.1
Oil Companies — Exploration & Production	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

100.6%

Credit Quality Allocation†#

Aaa	92.7%
A	2.5
Baa	2.0
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

72

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.9%
Diversified Financial Services — 5.9%
AMSR Trust Series 2020-SFR3, Class A 1.36% due 09/17/2037*	$568,738	$572,421
BANK Series 2020-BN26, Class A4 2.40% due 03/15/2063(1)	500,000	534,869
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	271,790	267,394
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(1)	1,250,000	1,366,786
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.78% due 08/15/2045(1)(2)(3)	748,038	14,447
COMM Mtg. Trust VRS Series 2020-CBM, Class A1 2.31% due 02/10/2037*(1)(3)	600,000	582,221
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	9,282	9,290
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)(3)	398,000	433,800
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,241,561
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	298,068	302,286
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	917,409	943,545
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	528,386	528,460
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(1)	1,500,000	1,627,094
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	212,795
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	255,456	256,249

Total Asset Backed Securities
(cost $8,577,821)		8,893,218

U.S. CORPORATE BONDS & NOTES — 4.0%
Airlines — 0.6%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	614,749	593,366
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	282,755	267,547

		860,913

Banks - Super Regional — 0.6%
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	900,000	941,654

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 0.6%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	$400,000	$447,152
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	169,694
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	321,664

		938,510

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	248,621

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	115,348

Insurance - Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	154,984

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	159,049

Medical - Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	126,000	130,163

Multimedia — 0.3%
Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	519,961

Oil Companies - Exploration & Production — 0.1%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	129,294

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	517,009

Pipelines — 0.2%
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	143,219
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	146,992

		290,211

Real Estate Investment Trusts — 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	258,330

Telephone - Integrated — 0.4%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	580,000	588,826

73

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	$89,000	$93,344
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,676

		116,020

Total U.S. Corporate Bonds & Notes
(cost $5,668,312)		5,968,893

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Diversified Banking Institutions — 0.4%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	237,391
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	374,863

Total Foreign Corporate Bonds & Notes
(cost $580,000)		612,254

U.S. GOVERNMENT AGENCIES — 52.9%
Federal Farm Credit Bank — 1.2%
3.33% due 04/28/2037	500,000	620,332
3.35% due 10/21/2025	1,000,000	1,138,568

		1,758,900

Federal Home Loan Mtg. Corp. — 11.0%
2.50% due 05/01/2050	789,770	830,717
3.50% due 06/01/2033	870,669	939,838
4.50% due 09/01/2039	266,371	297,551
4.50% due 11/01/2039	143,621	160,538
4.50% due 02/01/2040	210,584	236,177
4.50% due 04/01/2040	20,905	23,467
4.50% due 06/01/2040	33,642	37,250
4.50% due 08/01/2040	218,462	244,292
4.50% due 03/01/2041	867,945	970,731
4.50% due 04/01/2041	109,994	123,445
4.50% due 06/01/2041	185,049	206,972
5.00% due 10/01/2034	20,352	22,481
5.50% due 12/01/2036	9,663	10,888
6.00% due 11/01/2033	51,159	61,390
6.50% due 02/01/2032	16,282	18,506
8.00% due 02/01/2030	139	140
8.00% due 08/01/2030	114	136
8.00% due 06/01/2031	860	900
Federal Home Loan Mtg. Corp. FRS 3.36% (12 ML+1.83%) due 12/01/2035	5,209	5,295
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	594,902	637,424
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	629,866
Federal Home Loan Mtg. Corp. REMIC
Series 4594, Class GN 2.50% due 02/15/2045(4)	591,966	619,793
Series 3981, Class PA 3.00% due 04/15/2031(4)	145,687	150,428
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,952,346
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	2,236,964	185,889

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 4838, Class CY 3.00% due 01/15/2038(4)	$1,000,000	$1,129,566
Series 4365, Class HZ 3.00% due 01/15/2040(4)	846,274	905,336
Series 4599, Class PA 3.00% due 09/15/2045(4)	1,039,313	1,094,176
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,095,544
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,063,942
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	511,977
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,646,205
Series 3786, Class PB 4.50% due 07/15/2040(4)	566,457	595,390
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.36% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	306,620	52,718

		16,461,314

Federal National Mtg. Assoc. — 35.2%
2.04% due 06/01/2037	253,802	260,087
2.50% due 07/01/2050	1,956,149	2,051,926
2.55% due 09/01/2034	700,000	772,062
2.81% due 04/01/2025	800,000	863,315
2.94% due 01/01/2026	1,549,390	1,694,783
3.00% due 03/01/2043	863,013	937,615
3.00% due 02/01/2050	893,515	940,051
3.12% due 07/01/2029	3,483,355	3,967,575
3.30% due 02/01/2030	2,918,668	3,281,645
3.64% due 07/01/2028	1,493,197	1,724,786
3.69% due 05/01/2030	1,473,215	1,729,382
4.00% due 09/01/2040	67,220	73,810
4.00% due 10/01/2040	60,390	66,336
4.00% due 12/01/2040	86,294	94,055
4.00% due 01/01/2041	193,850	212,919
4.00% due 02/01/2041	728,406	799,310
4.00% due 03/01/2041	1,094,787	1,202,617
4.00% due 06/01/2042	626,852	680,626
4.00% due 03/01/2043	1,701,176	1,864,063
5.00% due 12/01/2036	9,041	9,997
5.50% due 12/01/2033	11,113	12,624
5.50% due 10/01/2034	7,086	7,929
6.50% due 07/01/2032	3,630	4,251
7.00% due 09/01/2031	11,131	12,534
Federal National Mtg. Assoc. FRS 2.35% (1 Yr USTYCR+2.25%) due 11/01/2034	2,750	2,715
2.37% (6 ML+1.50%) due 01/01/2036	3,014	3,080
3.32% (12 ML+1.32%) due 02/01/2035	643	648
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	126,946	25,708
Federal National Mtg. Assoc. VRS 2.64% due 12/01/2026(3)	1,887,894	2,043,370
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,124,508	1,235,497
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	152,043	146,929

74

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2020-M8, Class A2 1.82% due 02/25/2030(1)	$800,000	$836,684
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	58,198	58,540
Series 2020-12, Class JC 2.00% due 03/25/2050(4)	1,435,997	1,494,424
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,102,556	1,144,278
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	1,244,644	1,300,837
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	429,964	447,113
Series 2019-M31, Class A2 2.85% due 04/25/2034(1)	1,000,000	1,088,852
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	1,239,349	1,273,665
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	3,219,799
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	575,572	610,043
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	418,796	444,846
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	422,786	448,651
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,176,912
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	748,066	801,428
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	937,675
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,411,696
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,098,614
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,055,838
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	303,798
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	44,373	51,898
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.80% due 06/25/2025(1)(3)	515,000	550,841
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,353,974
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,179,678	1,265,125
Series 2018-M4, Class A2 3.15% due 03/25/2028(1)(3)	1,400,000	1,587,546

		52,685,322

Government National Mtg. Assoc. — 4.5%
3.50% due 09/15/2048	863,397	988,718
3.50% due 10/15/2048	1,020,603	1,167,114
3.50% due 02/15/2049	979,142	1,121,749
4.00% due 01/20/2050	723,571	770,029
4.50% due 03/15/2038	12,083	13,360
4.50% due 03/15/2039	3,926	4,398
4.50% due 05/15/2039	98,999	110,495
4.50% due 06/15/2039	80,857	90,297
4.50% due 07/15/2039	165,556	184,340
4.50% due 09/15/2039	2,271	2,536
4.50% due 12/15/2039	59,655	65,636
4.50% due 04/15/2040	68,127	76,098
4.50% due 06/15/2040	168,388	188,351

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
4.50% due 08/15/2040	$31,465	$35,239
5.00% due 09/15/2035	944	1,077
5.00% due 02/15/2036	37,372	43,331
5.00% due 05/15/2036	5,690	6,269
6.00% due 01/15/2032	4,992	5,652
7.50% due 02/15/2029	2,245	2,255
7.50% due 07/15/2030	110	113
7.50% due 01/15/2031	4,071	4,626
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	518,706
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	192,561	212,002
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	668,289	716,094
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	333,085	378,535

		6,707,020

Tennessee Valley Authority — 0.3%
0.75% due 05/15/2025	500,000	506,000

Uniform Mtg. Backed Securities — 0.7%
2.00% due January 30 TBA	1,000,000	1,036,658

Total U.S. Government Agencies
(cost $74,133,028)		79,155,214

U.S. GOVERNMENT TREASURIES — 31.0%
United States Treasury Bonds — 12.3%
zero coupon due 08/15/2024 STRIPS	2,040,000	2,017,612
2.00% due 02/15/2050	3,000,000	3,310,547
2.88% due 08/15/2045#	1,000,000	1,289,492
3.00% due 02/15/2048	750,000	998,701
3.13% due 02/15/2043	1,000,000	1,330,664
3.75% due 08/15/2041#	4,000,000	5,761,875
3.75% due 11/15/2043	1,000,000	1,459,180
3.88% due 08/15/2040	1,500,000	2,179,922

		18,347,993

United States Treasury Notes — 18.7%
0.63% due 03/31/2027	7,000,000	7,039,648
0.63% due 08/15/2030	1,000,000	980,625
1.75% due 05/15/2023	8,000,000	8,309,687
2.50% due 08/15/2023	3,000,000	3,188,555
2.75% due 02/15/2024	2,500,000	2,703,418
2.88% due 08/15/2028	5,000,000	5,829,102

		28,051,035

Total U.S. Government Treasuries
(cost $41,167,412)		46,399,028

FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,468,431)	2,641,000	2,580,834

Total Long-Term Investment Securities
(cost $132,595,004)		143,609,441

75

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 4.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $7,105,000 and collateralized by $4,808,500 of United States Treasury Bonds, bearing interest at 4.25% due 05/15/2039 and having an approximate value of $7,247,141 (cost $7,105,000)	$7,105,000	$7,105,000

TOTAL INVESTMENTS
(cost $139,700,004)(7)	100.6%	150,714,441
Liabilities in excess of other assets	(0.6)	(945,847)

NET ASSETS	100.0%	$149,768,594

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $4,263,445 representing 2.8% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2020, the Fund had loaned securities with a total value of $7,104,255. This was secured by collateral of $7,244,424 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	0.50% to 17.97%	01/25/2023 to 12/25/2050	$3,114,307
Federal National Mtg. Assoc.	1.50% to 12.24%	02/01/2026 to 08/25/2058	2,631,070
Government National Mtg. Assoc.	0.50% to 9.59%	10/20/2034 to 12/16/2062	1,499,047
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2020.
(6)	Principal Only
(7)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$8,893,218	$—	$8,893,218
U.S. Corporate Bonds & Notes	—	5,968,893	—	5,968,893
Foreign Corporate Bonds & Notes	—	612,254	—	612,254
U.S. Government Agencies	—	79,155,214	—	79,155,214
U.S. Government Treasuries	—	46,399,028	—	46,399,028
Foreign Government Obligations	—	2,580,834	—	2,580,834
Repurchase Agreements	—	7,105,000	—	7,105,000

Total Investments at Value	$—	$150,714,441	$—	$150,714,441

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

76

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Applications Software	12.9%
E-Commerce/Products	11.7
Internet Content — Entertainment	7.4
Finance — Credit Card	7.2
Commercial Services — Finance	4.7
Computers	4.1
Web Portals/ISP	3.7
Electronic Components — Semiconductors	3.5
E-Commerce/Services	3.3
Medical — Drugs	2.8
Semiconductor Equipment	2.2
Electronic Forms	2.2
Data Processing/Management	2.1
Commercial Services	2.0
Distribution/Wholesale	1.9
Athletic Footwear	1.9
Semiconductor Components — Integrated Circuits	1.8
Medical Instruments	1.7
Internet Application Software	1.7
Enterprise Software/Service	1.7
Real Estate Investment Trusts	1.6
Computer Aided Design	1.5
Medical Labs & Testing Services	1.5
Medical — HMO	1.4
Electronic Measurement Instruments	1.3
Exchange — Traded Funds	1.2
Diagnostic Equipment	1.0
Communications Software	1.0
Coatings/Paint	1.0
Repurchase Agreements	0.8
Computer Software	0.6
Retail — Building Products	0.4
Aerospace/Defense	0.4
Cosmetics & Toiletries	0.4
Retail — Restaurants	0.3
Medical Products	0.3
Medical — Biomedical/Gene	0.3
Cable/Satellite TV	0.3
Retail — Discount	0.3
Beverages — Non-alcoholic	0.2
Diversified Banking Institutions	0.2
Transport — Rail	0.2
Multimedia	0.2
Industrial Gases	0.2
Computer Services	0.1
Insurance Brokers	0.1
Investment Management/Advisor Services	0.1
Chemicals — Diversified	0.1
Oil Companies — Exploration & Production	0.1
Instruments — Controls	0.1
Finance — Other Services	0.1
Tobacco	0.1
Diversified Manufacturing Operations	0.1
Electric — Integrated	0.1
Retail — Major Department Stores	0.1
Hotels/Motels	0.1
Transport — Services	0.1
Retail — Auto Parts	0.1
Electronic Connectors	0.1
Machinery — Construction & Mining	0.1
Finance — Investment Banker/Broker	0.1
Electric Products — Misc.	0.1
Auto — Heavy Duty Trucks	0.1
Building — Residential/Commercial	0.1
Machinery — Farming	0.1
Aerospace/Defense — Equipment	0.1
Dental Supplies & Equipment	0.1
Entertainment Software	0.1
Diagnostic Kits	0.1

Retail — Apparel/Shoe	0.1
Non-Hazardous Waste Disposal	0.1
Consulting Services	0.1
Building Products — Cement	0.1
Decision Support Software	0.1

100.1%

*	Calculated as a percentage of net assets

77

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Aerospace/Defense — 0.4%
Boeing Co.	4,637	$977,062
Lockheed Martin Corp.	4,886	1,783,390
Northrop Grumman Corp.	3,080	930,961
Raytheon Technologies Corp.	16,083	1,153,473
Teledyne Technologies, Inc.†	732	276,652
TransDigm Group, Inc.	1,077	623,788

		5,745,326

Aerospace/Defense - Equipment — 0.1%
Howmet Aerospace, Inc.	3,898	91,447
L3Harris Technologies, Inc.	4,294	824,405

		915,852

Apparel Manufacturers — 0.0%
VF Corp.	3,364	280,558

Applications Software — 12.9%
Intuit, Inc.	108,619	38,236,060
Microsoft Corp.	580,067	124,174,943
ServiceNow, Inc.†	88,582	47,351,508

		209,762,511

Athletic Footwear — 1.9%
NIKE, Inc., Class B	225,084	30,318,815

Auto - Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,848	427,202
PACCAR, Inc.	6,876	598,625

		1,025,827

Banks - Commercial — 0.0%
First Republic Bank	1,675	217,013
SVB Financial Group†	658	226,918

		443,931

Beverages - Non-alcoholic — 0.2%
Coca-Cola Co.	30,716	1,584,946
Monster Beverage Corp.†	4,913	416,524
PepsiCo, Inc.	13,202	1,904,124

		3,905,594

Beverages - Wine/Spirits — 0.0%
Brown - Forman Corp., Class B	3,626	292,473

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	2,744	229,124

Building Products - Air & Heating — 0.0%
Carrier Global Corp.	8,572	326,336

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	1,237	328,584
Vulcan Materials Co.	2,631	367,419

		696,003

Building Products - Wood — 0.0%
Masco Corp.	5,195	278,816

Building - Maintenance & Services — 0.0%
Rollins, Inc.	1,377	78,737

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	6,574	489,763
NVR, Inc.†	69	275,805
PulteGroup, Inc.	5,327	232,417

		997,985

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	2,971	$1,937,062
Comcast Corp., Class A	50,708	2,547,570

		4,484,632

Casino Hotels — 0.0%
Las Vegas Sands Corp.	3,719	207,186
MGM Resorts International	4,961	140,148
Wynn Resorts, Ltd.	1,928	193,764

		541,098

Chemicals - Diversified — 0.1%
Celanese Corp.	2,350	303,926
Dow, Inc.	14,721	780,360
FMC Corp.	2,574	298,610
PPG Industries, Inc.	2,391	350,927

		1,733,823

Chemicals - Specialty — 0.0%
Ecolab, Inc.	2,515	558,707

Coatings/Paint — 1.0%
Sherwin-Williams Co.	20,768	15,526,780

Commercial Services — 2.0%
Cintas Corp.	1,727	613,603
CoStar Group, Inc.†	34,944	31,818,958
Quanta Services, Inc.	1,234	84,332

		32,516,893

Commercial Services - Finance — 4.7%
Adyen NV†*	14,361	27,443,103
Automatic Data Processing, Inc.	5,295	920,695
Equifax, Inc.	1,448	241,671
FleetCor Technologies, Inc.†	1,670	442,901
Global Payments, Inc.	2,913	568,588
IHS Markit, Ltd.	5,409	537,979
MarketAxess Holdings, Inc.	754	406,542
Moody’s Corp.	3,206	905,182
PayPal Holdings, Inc.†	23,306	4,990,281
S&P Global, Inc.	113,109	39,789,484

		76,246,426

Communications Software — 1.0%
RingCentral, Inc., Class A†	55,146	16,381,119

Computer Aided Design — 1.5%
ANSYS, Inc.†	1,704	576,054
Autodesk, Inc.†	80,674	22,607,275
Cadence Design Systems, Inc.†	5,538	644,069
Synopsys, Inc.†	3,015	685,913

		24,513,311

Computer Data Security — 0.0%
Fortinet, Inc.†	2,668	328,778

Computer Services — 0.1%
Accenture PLC, Class A	7,961	1,983,005
Leidos Holdings, Inc.	1,328	133,730

		2,116,735

Computer Software — 0.6%
Akamai Technologies, Inc.†	2,327	240,868
Citrix Systems, Inc.	1,276	158,122
Twilio, Inc., Class A†	30,724	9,834,445

		10,233,435

78

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers — 4.1%
Apple, Inc.	564,169	$67,164,319

Computers - Memory Devices — 0.0%
NetApp, Inc.	2,029	108,166
Seagate Technology PLC	2,660	156,435

		264,601

Consulting Services — 0.1%
Gartner, Inc.†	1,772	269,344
Verisk Analytics, Inc.	2,226	441,438

		710,782

Consumer Products - Misc. — 0.0%
Kimberly - Clark Corp.	3,319	462,370

Containers - Metal/Glass — 0.0%
Ball Corp.	4,606	442,222

Cosmetics & Toiletries — 0.4%
Colgate - Palmolive Co.	7,664	656,345
Estee Lauder Cos., Inc., Class A	4,481	1,099,279
Procter & Gamble Co.	28,682	3,983,069

		5,738,693

Data Processing/Management — 2.1%
Broadridge Financial Solutions, Inc.	1,601	235,155
Fair Isaac Corp.†	66,498	31,438,924
Fiserv, Inc.†	11,040	1,271,587
Jack Henry & Associates, Inc.	792	127,401
Paychex, Inc.	4,264	397,192

		33,470,259

Decision Support Software — 0.1%
MSCI, Inc.	1,661	680,047

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,424	685,357
DENTSPLY SIRONA, Inc.	2,300	117,047

		802,404

Diagnostic Equipment — 1.0%
Adaptive Biotechnologies Corp.†	234,966	11,330,061
Danaher Corp.	8,026	1,802,880
Thermo Fisher Scientific, Inc.	7,858	3,653,813

		16,786,754

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,689	778,595

Disposable Medical Products — 0.0%
Teleflex, Inc.	924	353,661

Distribution/Wholesale — 1.9%
Copart, Inc.†	263,562	30,428,233
Fastenal Co.	7,976	394,413
LKQ Corp.†	2,892	101,856
Pool Corp.	796	275,504

		31,200,006

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co.	29,057	3,425,239

Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	3,486	735,860
Parker - Hannifin Corp.	1,405	375,500
Trane Technologies PLC	2,948	431,116

		1,542,476

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 0.0%
DexCom, Inc.†	1,902	$608,031

E-Commerce/Products — 11.7%
Alibaba Group Holding, Ltd. ADR†	93,968	24,747,412
Amazon.com, Inc.†	52,050	164,896,482
eBay, Inc.	13,207	666,029
Etsy, Inc.†	2,370	380,859

		190,690,782

E-Commerce/Services — 3.3%
Booking Holdings, Inc.†	813	1,649,130
Match Group, Inc.†	137,878	19,193,996
MercadoLibre, Inc.†	21,060	32,713,130

		53,556,256

E-Services/Consulting — 0.0%
CDW Corp.	2,834	369,809

Electric Products - Misc. — 0.1%
AMETEK, Inc.	4,561	540,616
Emerson Electric Co.	6,410	492,416

		1,033,032

Electric - Distribution — 0.0%
Sempra Energy	2,586	329,663

Electric - Integrated — 0.1%
NextEra Energy, Inc.	20,620	1,517,426

Electronic Components - Misc. — 0.0%
Garmin, Ltd.	2,963	345,960

Electronic Components - Semiconductors — 3.5%
Advanced Micro Devices, Inc.†	23,321	2,160,924
Broadcom, Inc.	7,989	3,208,223
Intel Corp.	48,153	2,328,197
IPG Photonics Corp.†	354	73,281
Marvell Technology Group, Ltd.	358,037	16,573,533
Microchip Technology, Inc.	5,015	673,966
Micron Technology, Inc.†	22,068	1,414,338
Monolithic Power Systems, Inc.	16,955	5,424,922
NVIDIA Corp.	42,419	22,739,129
Qorvo, Inc.†	2,269	355,507
Skyworks Solutions, Inc.	1,924	271,611
Texas Instruments, Inc.	11,280	1,818,900
Xilinx, Inc.	3,009	437,960

		57,480,491

Electronic Connectors — 0.1%
Amphenol Corp., Class A	5,927	775,311
TE Connectivity, Ltd.	3,278	373,594

		1,148,905

Electronic Forms — 2.2%
Adobe, Inc.†	74,538	35,664,197

Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc.	3,491	408,098
FLIR Systems, Inc.	1,250	47,800
Keysight Technologies, Inc.†	3,717	446,189
Roper Technologies, Inc.	48,214	20,587,378

		21,489,465

Electronic Security Devices — 0.0%
Allegion PLC	1,832	208,921

Enterprise Software/Service — 1.7%
Coupa Software, Inc.†	29,955	9,852,499
Oracle Corp.	23,041	1,329,927
Paycom Software, Inc.†	973	405,819

79

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
salesforce.com, Inc.†	63,810	$15,684,498
Tyler Technologies, Inc.†	799	341,652

		27,614,395

Entertainment Software — 0.1%
Electronic Arts, Inc.	3,040	388,360
Take - Two Interactive Software, Inc.†	2,271	409,938

		798,298

Finance - Consumer Loans — 0.0%
Synchrony Financial	10,784	328,589

Finance - Credit Card — 7.2%
American Express Co.	7,773	921,800
Discover Financial Services	3,774	287,466
Mastercard, Inc., Class A	160,979	54,171,043
Visa, Inc., Class A	296,471	62,362,675
Western Union Co.	8,164	184,180

		117,927,164

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	21,477	1,047,648

Finance - Other Services — 0.1%
Cboe Global Markets, Inc.	2,160	197,251
CME Group, Inc.	3,633	635,884
Intercontinental Exchange, Inc.	6,132	646,988
Nasdaq, Inc.	1,073	137,333

		1,617,456

Food - Confectionery — 0.0%
Hershey Co.	1,962	290,160

Food - Meat Products — 0.0%
Tyson Foods, Inc., Class A	2,806	182,951

Food - Misc./Diversified — 0.0%
Campbell Soup Co.	1,769	88,485
Lamb Weston Holdings, Inc.	1,588	114,940
McCormick & Co., Inc.	1,256	234,847

		438,272

Food - Wholesale/Distribution — 0.0%
Sysco Corp.	4,546	324,084

Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,736	74,822

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	5,508	570,794
Marriott International, Inc., Class A	5,282	670,127

		1,240,921

Independent Power Producers — 0.0%
NRG Energy, Inc.	4,849	158,805

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,313	335,550

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,388	1,229,254
Linde PLC	7,409	1,899,816

		3,129,070

Instruments - Controls — 0.1%
Honeywell International, Inc.	6,412	1,307,535
Mettler - Toledo International, Inc.†	300	345,012

		1,652,547

Security Description	Shares	Value (Note 2)

Instruments - Scientific — 0.0%
PerkinElmer, Inc.	1,266	$168,378
Waters Corp.†	763	177,024

		345,402

Insurance Brokers — 0.1%
Aon PLC, Class A	2,899	593,976
Arthur J. Gallagher & Co.	1,940	223,895
Marsh & McLennan Cos., Inc.	6,137	703,546
Willis Towers Watson PLC	1,229	255,866

		1,777,283

Insurance - Multi-line — 0.0%
Cincinnati Financial Corp.	1,367	104,370

Insurance - Property/Casualty — 0.0%
Progressive Corp.	7,093	617,871

Internet Application Software — 1.7%
Shopify, Inc., Class A†	9,453	10,307,362
Wix.com, Ltd.†	68,260	17,435,652

		27,743,014

Internet Content - Entertainment — 7.4%
Facebook, Inc., Class A†	188,108	52,100,273
Netflix, Inc.†	74,939	36,772,567
Snap, Inc., Class A†#	731,122	32,476,439

		121,349,279

Internet Security — 0.0%
NortonLifeLock, Inc.	7,278	132,678

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,553	287,677
BlackRock, Inc.	1,437	1,003,529
T. Rowe Price Group, Inc.	3,336	478,416

		1,769,622

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	6,346	1,101,602

Machinery - Farming — 0.1%
Deere & Co.	3,673	960,930

Machinery - General Industrial — 0.0%
IDEX Corp.	855	165,143
Otis Worldwide Corp.	4,286	286,905

		452,048

Machinery - Pumps — 0.0%
Dover Corp.	1,687	205,865
Ingersoll Rand, Inc.†	5,382	238,261
Xylem, Inc.	2,109	202,401

		646,527

Medical Information Systems — 0.0%
Cerner Corp.	3,822	286,038

Medical Instruments — 1.7%
Boston Scientific Corp.†	449,170	14,889,985
Edwards Lifesciences Corp.†	12,350	1,036,042
Intuitive Surgical, Inc.†	16,559	12,022,662

		27,948,689

Medical Labs & Testing Services — 1.5%
Catalent, Inc.†	3,260	313,416
IQVIA Holdings, Inc.†	2,622	443,092
Lonza Group AG	37,605	23,570,628

		24,327,136

80

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 0.3%
Abbott Laboratories	20,398	$2,207,471
ABIOMED, Inc.†	510	139,791
Baxter International, Inc.	4,525	344,217
Cooper Cos., Inc.	556	186,382
Hologic, Inc.†	2,778	192,043
STERIS PLC	912	176,755
Stryker Corp.	4,284	999,886
Varian Medical Systems, Inc.†	996	173,284
West Pharmaceutical Services, Inc.	1,467	403,660

		4,823,489

Medical - Biomedical/Gene — 0.3%
Alexion Pharmaceuticals, Inc.†	2,525	308,328
Amgen, Inc.	6,864	1,524,082
Bio - Rad Laboratories, Inc., Class A†	306	164,781
Illumina, Inc.†	1,740	560,437
Incyte Corp.†	3,693	312,206
Regeneron Pharmaceuticals, Inc.†	1,391	717,798
Vertex Pharmaceuticals, Inc.†	5,174	1,178,378

		4,766,010

Medical - Drugs — 2.8%
AbbVie, Inc.	18,580	1,943,096
AstraZeneca PLC ADR	294,088	15,569,019
Bristol - Myers Squibb Co.	24,624	1,536,538
Eli Lilly & Co.	8,673	1,263,222
Johnson & Johnson	21,965	3,177,896
Merck & Co., Inc.	27,632	2,221,336
Zoetis, Inc.	118,783	19,050,418

		44,761,525

Medical - HMO — 1.4%
Humana, Inc.	55,761	22,333,396

Metal - Copper — 0.0%
Freeport - McMoRan, Inc.	15,865	371,082

Multimedia — 0.2%
Walt Disney Co.	21,896	3,240,827

Networking Products — 0.0%
Arista Networks, Inc.†	1,087	294,251

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,921	185,799
Waste Management, Inc.	4,478	533,464

		719,263

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	3,554	77,797
Zebra Technologies Corp., Class A†	1,060	401,125

		478,922

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,177	175,773

Oil Companies - Exploration & Production — 0.1%
Apache Corp.	4,649	59,926
Cabot Oil & Gas Corp.	4,988	87,390
ConocoPhillips	21,305	842,826
EOG Resources, Inc.	5,783	271,107
Hess Corp.	5,430	256,187
Pioneer Natural Resources Co.	2,023	203,473

		1,720,909

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	2,391	29,314

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing — 0.0%
Phillips 66	4,337	$262,735

Real Estate Investment Trusts — 1.6%
Alexandria Real Estate Equities, Inc.	1,258	205,972
American Tower Corp.	8,811	2,037,103
Boston Properties, Inc.	1,238	121,522
Crown Castle International Corp.	4,835	810,201
Duke Realty Corp.	4,343	165,295
Equinix, Inc.	1,759	1,227,413
Essex Property Trust, Inc.	648	159,330
Extra Space Storage, Inc.	1,487	167,630
Federal Realty Investment Trust	574	50,064
Healthpeak Properties, Inc.	5,026	145,050
Mid-America Apartment Communities, Inc.	1,022	128,936
Prologis, Inc.	8,364	836,818
Public Storage	1,329	298,307
Realty Income Corp.	3,084	184,948
SBA Communications Corp.	68,151	19,571,604
Simon Property Group, Inc.	2,584	213,361
UDR, Inc.	2,755	105,985

		26,429,539

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	6,660	407,192

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,432	325,035

Respiratory Products — 0.0%
ResMed, Inc.	2,878	603,229

Retail - Apparel/Shoe — 0.1%
Ross Stores, Inc.	7,070	760,166

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	464	527,870
O’Reilly Automotive, Inc.†	1,471	650,829

		1,178,699

Retail - Automobile — 0.0%
CarMax, Inc.†	3,239	302,782

Retail - Building Products — 0.4%
Home Depot, Inc.	15,181	4,211,361
Lowe’s Cos., Inc.	9,908	1,543,865

		5,755,226

Retail - Discount — 0.3%
Costco Wholesale Corp.	5,174	2,027,018
Dollar General Corp.	4,947	1,081,315
Target Corp.	6,364	1,142,529

		4,250,862

Retail - Gardening Products — 0.0%
Tractor Supply Co.	1,131	159,256

Retail - Jewelry — 0.0%
Tiffany & Co.	2,146	282,156

Retail - Major Department Stores — 0.1%
TJX Cos., Inc.	23,818	1,512,681

Retail - Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	615	169,371

Retail - Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	556	716,923
Darden Restaurants, Inc.	1,189	128,388
Domino’s Pizza, Inc.	782	306,990
McDonald’s Corp.	6,503	1,414,012
Starbucks Corp.	23,220	2,276,024

81

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Yum! Brands, Inc.	5,987	$633,425

		5,475,762

Semiconductor Components - Integrated Circuits — 1.8%
Analog Devices, Inc.	185,592	25,812,136
Maxim Integrated Products, Inc.	2,333	193,732
QUALCOMM, Inc.	22,411	3,298,227

		29,304,095

Semiconductor Equipment — 2.2%
Applied Materials, Inc.	18,141	1,496,270
ASML Holding NV (NASDAQ)	72,916	31,917,521
KLA Corp.	3,088	778,083
Lam Research Corp.	2,893	1,309,545
Teradyne, Inc.	3,298	363,901

		35,865,320

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	475	76,090

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,653	232,854

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	7,104	265,832

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,891	124,144

Tobacco — 0.1%
Altria Group, Inc.	14,397	573,433
Philip Morris International, Inc.	13,611	1,031,033

		1,604,466

Transport - Rail — 0.2%
CSX Corp.	7,598	684,200
Kansas City Southern	1,874	348,882
Norfolk Southern Corp.	2,736	648,487
Union Pacific Corp.	8,360	1,706,109

		3,387,678

Transport - Services — 0.1%
Expeditors International of Washington, Inc.	1,732	154,789
United Parcel Service, Inc., Class B	6,320	1,081,162

		1,235,951

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	977	132,169
Old Dominion Freight Line, Inc.	1,911	388,621

		520,790

Water — 0.0%
American Water Works Co., Inc.	1,800	276,084

Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,064	213,566

Web Portals/ISP — 3.7%
Alphabet, Inc., Class A†	28,315	49,675,836
Alphabet, Inc., Class C†	5,832	10,268,636

		59,944,472

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	3,373	578,570

Total Common Stocks
(cost $1,042,511,177)		1,600,687,576

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 1.2%
iShares S&P 500 Growth ETF	84,000	$5,166,840
SPDR Portfolio S&P 500 Growth ETF#	264,464	14,095,931

Total Exchange-Traded Funds
(cost $18,230,688)		19,262,771

Total Long-Term Investment Securities
(cost $1,060,741,865)		1,619,950,347

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2)	256,150	256,150

U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc. Notes 0.12% due 11/04/2021(3)	$100,000	99,897

Total Short-Term Investment Securities
(cost $356,041)		356,047

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $12,901,000 and collateralized by $13,211,100 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $13,159,028	12,901,000	12,901,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $759,000 and collateralized by $719,800 of United States Treasury Notes, bearing interest at 0.13% due 10/15/2025 and having an approximate value of $774,209	759,000	759,000

Total Repurchase Agreements
(cost $13,660,000)	13,660,000	13,660,000

TOTAL INVESTMENTS
(cost $1,074,757,906)(4)	100.1%	1,633,966,394
Liabilities in excess of other assets	(0.1)	(1,696,592)

NET ASSETS	100.0%	$1,632,269,802

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $27,443,103 representing 1.7% of net assets.

(1)

At November 30, 2020, the Fund had loaned securities with a total value of $2,640,084. This was secured by collateral of $256,150, which was received in cash and subsequently invested in short-term investments currently valued at $256,150 as reported in the Portfolio of Investments. Additional collateral of $2,534,768 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly,

82

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$597,683
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	1,605,025
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	55,009
United States Treasury Bills	0.00%	07/15/2021	8,007
United States Treasury Notes/Bonds	1.38% to 8.13%	01/31/2021 to 02/15/2030	269,044

(2)	The rate shown is the 7-day yield as of November 30, 2020.
(3)	The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	December 2020	$674,456	$724,640	$50,184

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,600,687,576	$—	$—	$1,600,687,576
Exchange-Traded Funds	19,262,771	—	—	19,262,771
Short-Term Investment Securities
Registered Investment Companies	256,150	—	—	256,150
U.S Government Treasuries	—	99,897	—	99,897
Repurchase Agreements	—	13,660,000	—	13,660,000

Total Investments at Value	$1,620,206,497	$13,759,897	$—	$1,633,966,394

Other Financial Instruments:†
Futures Contracts	$50,184	$—	$—	$50,184

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

83

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	34.9%
Medical — Drugs	13.4
Medical — HMO	11.9
Medical Products	8.4
Diagnostic Equipment	7.9
Medical Instruments	4.6
Drug Delivery Systems	2.8
Medical Labs & Testing Services	2.3
Pharmacy Services	2.3
Electronic Measurement Instruments	2.2
Therapeutics	1.5
Medical — Hospitals	1.2
Diagnostic Kits	0.9
Disposable Medical Products	0.9
Registered Investment Companies	0.7
Hospital Beds/Equipment	0.6
Enterprise Software/Service	0.6
Patient Monitoring Equipment	0.5
Medical — Outpatient/Home Medical	0.5
Health Care Providers & Services	0.4
Instruments — Controls	0.3
Veterinary Diagnostics	0.3
Medical Information Systems	0.3
Specified Purpose Acquisitions	0.3
Healthcare Safety Devices	0.2
Applications Software	0.2
Commercial Services	0.1
Physicians Practice Management	0.1
Commercial Services — Finance	0.1
Medical Imaging Systems	0.1
Retirement/Aged Care	0.1

100.6%

*	Calculated as a percentage of net assets

84

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.2%
Applications Software — 0.1%
Outset Medical, Inc.†	11,219	$718,016
Phreesia, Inc.†	17,329	765,249

		1,483,265

Commercial Services - Finance — 0.1%
Multiplan Corp.†#	93,400	648,196

Diagnostic Equipment — 7.9%
10X Genomics, Inc., Class A†	24,190	3,703,731
Adaptive Biotechnologies Corp.†	32,702	1,576,890
Avantor, Inc.†	204,834	5,587,872
Danaher Corp.	107,713	24,195,571
GenMark Diagnostics, Inc.†	75,165	1,004,956
Quanterix Corp.†	45,339	1,958,191
Repligen Corp.†	3,280	622,118
Thermo Fisher Scientific, Inc.	78,936	36,703,661

		75,352,990

Diagnostic Kits — 0.9%
DiaSorin SpA	13,425	2,828,075
Quidel Corp.†	30,156	5,881,928

		8,710,003

Disposable Medical Products — 0.9%
ICU Medical, Inc.†	8,909	1,681,128
Teleflex, Inc.	17,781	6,805,678

		8,486,806

Drug Delivery Systems — 2.8%
Becton Dickinson and Co.	82,125	19,286,235
DexCom, Inc.†	22,035	7,044,149

		26,330,384

Electronic Measurement Instruments — 2.2%
Agilent Technologies, Inc.	128,764	15,052,512
Sartorius AG (Preference Shares)	12,235	5,575,109

		20,627,621

Enterprise Software/Service — 0.6%
Veeva Systems, Inc., Class A†	20,600	5,703,522

Health Care Providers & Services — 0.1%
Alignment Healthcare Partners LP†(1)(2)	87,707	1,062,886

Healthcare Safety Devices — 0.2%
Tandem Diabetes Care, Inc.†	26,600	2,497,208

Hospital Beds/Equipment — 0.6%
Outset Medical, Inc. Lock-Up Shares(2)	99,676	6,060,301

Instruments - Controls — 0.3%
Mettler-Toledo International, Inc.†	2,676	3,077,507

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	44,750	588,910

Medical Information Systems — 0.2%
Oak Street Health, Inc.†	15,112	712,833
Schrodinger, Inc.†	12,872	895,634

		1,608,467

Medical Instruments — 4.6%
Alcon, Inc.†	36,569	2,333,173
Bio-Techne Corp.	7,400	2,244,494
Bruker Corp.	108,147	5,473,320
Intuitive Surgical, Inc.†	45,508	33,041,083
Pulmonx Corp.†	10,452	566,498

		43,658,568

Security Description	Shares	Value (Note 2)

Medical Labs & Testing Services — 1.6%
Catalent, Inc.†	40,401	$3,884,152
Evotec SE†	52,514	1,601,739
Invitae Corp.†#	29,300	1,454,745
Lonza Group AG	4,482	2,809,296
PPD, Inc.†	38,516	1,348,060
Teladoc Health, Inc.†	13,118	2,607,465
Wuxi Biologics Cayman, Inc.†*	178,500	1,770,941

		15,476,398

Medical Products — 8.3%
Alphatec Holdings, Inc.†	54,821	575,621
AtriCure, Inc.†	26,026	1,131,610
Cooper Cos., Inc.	11,975	4,014,259
Envista Holdings Corp.†	150,361	4,470,233
Hologic, Inc.†	159,718	11,041,305
Inari Medical, Inc.†	7,787	537,848
iRhythm Technologies, Inc.†	16,129	3,943,702
Nevro Corp.†	31,149	5,022,776
Novocure, Ltd.†	22,650	2,845,973
Penumbra, Inc.†	30,447	6,756,189
Shockwave Medical, Inc.†#	55,672	5,446,392
Stryker Corp.	95,599	22,312,807
West Pharmaceutical Services, Inc.	29,694	8,170,601
Zimmer Biomet Holdings, Inc.	16,350	2,438,112

		78,707,428

Medical - Biomedical/Gene — 34.0%
Abcam PLC	81,460	1,560,559
ACADIA Pharmaceuticals, Inc.†	117,971	6,684,237
Acceleron Pharma, Inc.†	81,282	9,596,966
Acerta Pharma BV, Class B(1)	9,771,120	1,195,985
ADC Therapeutics SA†	17,557	655,052
Adverum Biotechnologies, Inc.†	33,195	451,120
Akero Therapeutics, Inc.†	10,988	316,235
Akouos, Inc.†	23,127	478,266
Alexion Pharmaceuticals, Inc.†	92,753	11,326,069
Allogene Therapeutics, Inc.†	55,765	1,731,503
Alnylam Pharmaceuticals, Inc.†	56,408	7,327,963
Amarin Corp. PLC ADR†#	64,152	318,194
Amgen, Inc.	55,040	12,221,082
Annexon, Inc.†	18,951	458,614
Apellis Pharmaceuticals, Inc.†	55,218	2,602,977
Arcturus Therapeutics Holdings, Inc.†	27,128	2,489,265
Ardelyx, Inc.†	71,911	453,039
Argenx SE ADR†	43,749	12,548,088
Ascendis Pharma A/S ADR†	51,281	8,652,643
Atea Pharmaceuticals, Inc.†#	11,891	396,208
Atea Pharmaceuticals, Inc. Lock-Up Shares†(2)	71,191	2,253,480
Athira Pharma, Inc.†	33,364	830,764
Avidity Biosciences, Inc.†	14,274	427,364
Avrobio, Inc.†	5,691	78,365
BeiGene, Ltd. ADR†	19,709	5,039,394
Berkeley Lights, Inc.†	15,593	1,292,036
Biogen, Inc.†	29,867	7,173,157
Biohaven Pharmaceutical Holding Co., Ltd.†	4,137	367,986
BioMarin Pharmaceutical, Inc.†	24,651	1,940,034
BioNTech SE ADR†	63,453	7,883,401
Bluebird Bio, Inc.†	16,426	724,222
Blueprint Medicines Corp.†	34,479	3,726,490
Burning Rock Biotech, Ltd. ADR†	37,444	1,068,277
C4 Therapeutics, Inc.†	13,130	449,046
C4 Therapeutics, Inc. Lock-Up Shares†(2)	39,764	1,291,932

85

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Cara Therapeutics, Inc.†	43,722	$641,402
Cardiff Oncology, Inc.†	25,847	638,679
Celldex Therapeutic,s Inc.†	13,100	294,750
Cerevel Therapeutics Holdings PIPE†(2)	41,722	559,659
Cerevel Therapeutics Holdings, Inc.†	33,419	471,876
Constellation Pharmaceuticals, Inc.†	11,600	293,944
CRISPR Therapeutics AG†#	20,477	2,598,941
CureVac NV†#	22,684	2,385,676
Deciphera Pharmaceuticals, Inc.†	17,282	1,068,028
Denali Therapeutics, Inc.†	94,423	5,756,970
Dicerna Pharmaceuticals, Inc.†	44,767	1,131,262
Dyne Therapeutics, Inc.†	23,070	465,091
Epizyme, Inc.†	30,834	423,659
Exact Sciences Corp.†	76,851	9,303,582
Exelixis, Inc.†	276,780	5,303,105
Fate Therapeutics, Inc.†	56,400	3,297,426
FibroGen, Inc.†	68,393	2,825,315
Five Prime Therapeutics, Inc.†	38,016	714,701
Flame Biosciences, Inc.(1)(2)	48,560	318,068
Generation Bio Co.†	16,399	790,760
Generation Bio Co.†(2)	48,484	2,221,004
Genmab A/S†	5,990	2,298,013
Global Blood Therapeutics, Inc.†	31,599	1,450,710
Guardant Health, Inc.†	29,322	3,551,481
Homology Medicines, Inc.†	23,265	228,928
IGM Biosciences, Inc.†#	9,877	659,586
Immunic, Inc.†	14,926	279,564
Immunovant, Inc.†	9,396	462,189
Incyte Corp.†	141,965	12,001,721
Insmed, Inc.†	99,105	3,866,086
Ionis Pharmaceuticals, Inc.†	87,911	4,442,143
Iovance Biotherapeutics, Inc.†	134,003	5,200,656
IVERIC bio, Inc.†	81,249	554,118
Karuna Therapeutics, Inc.†#	23,932	2,387,696
Karyopharm Therapeutics, Inc.†	24,824	421,760
Kodiak Sciences, Inc.†	61,430	8,395,638
Kronos Bio, Inc.†	22,514	722,024
Kronos Bio, Inc. Lock-Up Shares†(2)	18,614	567,103
Kymera Therapeutics, Inc.†	15,902	741,669
Legend Biotech Corp. ADR†	10,415	309,638
MeiraGTx Holdings PLC†	30,411	429,403
Mersana Therapeutics, Inc.†	43,039	1,096,634
Mirati Therapeutics, Inc.†	27,049	6,433,605
Moderna, Inc.†	53,978	8,244,600
MorphoSys AG†	9,638	1,082,299
Nkarta, Inc.†	15,702	522,563
Novavax, Inc.†#	13,400	1,869,300
Nurix Therapeutics, Inc.†	29,744	1,267,689
Pacific Biosciences of California, Inc.†	118,180	1,868,426
Prelude Therapeutics Inc†	18,751	965,114
Protara Therapeutics, Inc.†	21,003	505,122
PTC Therapeutics, Inc.†	23,370	1,462,261
Radius Health, Inc.†	3,162	49,896
RAPT Therapeutics, Inc.†	33,599	728,090
Regeneron Pharmaceuticals, Inc.†	28,149	14,525,728
REGENXBIO, Inc.†	15,867	552,806
Relay Therapeutics, Inc.†	16,081	857,278
Replimune Group, Inc.†	36,669	1,895,054
Rocket Pharmaceuticals, Inc.†#	50,064	1,549,981
Royalty Pharma PLC, Class A	107,456	4,577,626
Sage Therapeutics, Inc.†	39,395	2,918,776
Scholar Rock Holding Corp.†	39,613	1,973,520
Seagen, Inc.†	71,394	12,159,112

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
SpringWorks Therapeutics, Inc.†	13,764	$900,716
Stoke Therapeutics, Inc.†#	18,909	984,970
Translate Bio, Inc.†	38,034	845,115
Turning Point Therapeutics, Inc.†	27,195	2,896,268
Twist Bioscience Corp.†	22,777	2,545,102
Ultragenyx Pharmaceutical, Inc.†	73,400	8,700,836
Vaxart, Inc.†#	30,800	245,784
Verily Life Sciences LLC†(1)(2)	6,986	861,094
Vertex Pharmaceuticals, Inc.†	108,521	24,715,658
WaVe Life Sciences, Ltd.†	39,568	348,990
Xencor, Inc.†#	57,893	2,450,032
Zai Lab, Ltd. ADR†	15,754	1,745,228
Zeneca, Inc. CVR†(1)	23,110	14,213
Zentalis Pharmaceuticals, Inc.†#	15,867	808,582
Zymeworks, Inc.†	21,017	1,106,545

		322,758,650

Medical - Drugs — 13.4%
AbbVie, Inc.	138,750	14,510,475
Alector, Inc.†	29,063	381,016
Alkermes PLC†	9,817	179,258
Astellas Pharma, Inc.	154,300	2,192,568
AstraZeneca PLC ADR	302,454	16,011,915
Bayer AG	26,323	1,515,649
Bristol-Myers Squibb Co. CVR†	193,509	228,341
Chugai Pharmaceutical Co., Ltd.	50,000	2,415,709
Daiichi Sankyo Co., Ltd.	168,800	5,972,674
Eisai Co., Ltd.	26,200	1,979,305
Eli Lilly & Co.	122,976	17,911,454
Enanta Pharmaceuticals, Inc.†	14,560	599,872
Intellia Therapeutics, Inc.†#	27,523	1,080,828
Ipsen SA	14,570	1,405,160
Madrigal Pharmaceuticals, Inc.†	4,300	502,197
Merck & Co., Inc.	334,092	26,857,656
Merck KGaA	30,304	4,838,429
Milestone Pharmaceuticals, Inc.†#	24,122	161,617
Pfizer, Inc.	134,861	5,166,525
PRA Health Sciences, Inc.†	22,600	2,535,720
Progenics Pharmaceuticals, Inc. CVR†(1)	54,000	0
Protagonist Therapeutics, Inc.†	26,552	641,496
Reata Pharmaceuticals, Inc., Class A†#	10,703	1,634,883
Roche Holding AG	30,327	9,979,961
Sanofi	64,210	6,488,187
Seres Therapeutics, Inc.†	26,788	739,617
uniQure NV†	23,600	1,134,688

		127,065,200

Medical - Generic Drugs — 0.0%
Arvinas, Inc.†	13,300	321,860

Medical - HMO — 11.9%
Anthem, Inc.	46,499	14,485,369
Centene Corp.†	259,048	15,970,309
Humana, Inc.	44,895	17,981,345
Molina Healthcare, Inc.†	35,893	7,326,838
UnitedHealth Group, Inc.	170,048	57,193,944

		112,957,805

Medical - Hospitals — 1.2%
HCA Healthcare, Inc.	73,920	11,096,131

Medical - Outpatient/Home Medical — 0.5%
Amedisys, Inc.†	11,590	2,837,116
Pennant Group, Inc.†	31,791	1,611,486

		4,448,602

86

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Patient Monitoring Equipment — 0.5%
Insulet Corp.†	19,400	$4,999,574

Pharmacy Services — 2.0%
Cigna Corp.	84,269	17,624,019
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	36,095	885,432
Option Care Health, Inc.†	23,679	372,944

		18,882,395

Physicians Practice Management — 0.1%
Accolade, Inc.†	12,628	655,519

Specified Purpose Acquisitions — 0.3%
BCLS Acquisition Corp.†	36,091	378,956
CM Life Sciences, Inc.†	43,967	470,447
Eucrates Biomedical Acquisition Corp.†	35,726	359,046
Health Sciences Acquisitions Corp.†	39,862	464,392
Helix Acquisition Corp.†	36,753	384,069
Therapeutics Acquisition Corp., Class A†	43,605	610,470

		2,667,380

Therapeutics — 1.5%
Agios Pharmaceuticals, Inc.†	28,229	1,307,567
Axsome Therapeutics, Inc.†	22,777	1,651,105
G1 Therapeutics, Inc.†#	12,912	235,773
GW Pharmaceuticals PLC ADR†#	10,710	1,500,257
Neurocrine Biosciences, Inc.†	60,364	5,730,958
Sarepta Therapeutics, Inc.†	27,383	3,857,169

		14,282,829

Veterinary Diagnostics — 0.3%
Elanco Animal Health, Inc.†#	91,588	2,801,678

Total Common Stocks
(cost $588,532,132)		923,018,083

CONVERTIBLE PREFERRED SECURITIES† — 2.6%
Commercial Services — 0.1%
Ginkgo Bioworks Series E(1)(2)	8,722	1,309,957

Health Care Providers & Services — 0.3%
Bright Health, Inc. Series E(1)(2)	60,348	1,232,167
Freenome Holdings, Inc. Series B(1)(2)	94,602	625,632
Freenome Holdings, Inc. Series C(1)(2)	53,807	355,842
PrognomIQ, Inc. Series B(1)(2)	216,177	493,989
PrognomIQ, Inc. Series A4(1)(2)	35,670	81,510
PrognomIQ, Inc. Series A5(1)(2)	30,468	69,623

		2,858,763

Medical Information Systems — 0.1%
Doximity, Inc. Series C(1)(2)	64,785	1,085,149

Medical Instruments — 0.0%
RefleXion Medical, Inc. Series C(1)(2)	160,251	305,509
RefleXion Medical, Inc. Series D(1)(2)	67,040	127,808

		433,317

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical Labs & Testing Services — 0.7%
Tempus Labs, Inc. Series D(1)(2)	60,677	$3,396,262
Tempus Labs, Inc. Series E(1)(2)	39,722	2,267,665
Tempus Labs, Inc. Series F(1)(2)	10,551	607,338
Tempus Labs, Inc. Series G(1)(2)	6,661	385,271

		6,656,536

Medical Products — 0.1%
Kardium, Inc. Series D-5(1)(2)	542,402	525,544

Medical - Biomedical/Gene — 0.9%
Caris Life Sciences, Inc. Series C(1)(2)	217,911	601,434
Longboard Pharmaceuticals, Inc. Series A(1)(2)	23,868	238,680
National Resilience, Inc. Series B(1)(2)	69,360	947,458
Seer, Inc. Series D(1)(2)	142,683	1,133,459
Seer, Inc. Series D-1(1)(2)	121,873	968,147
Thrive Earlier Detection Corp., Series B(1)(2)	199,654	1,072,961
VelosBio, Inc. Series B(1)(2)	256,410	2,933,330

		7,895,469

Medical - Wholesale Drug Distribution — 0.0%
Insitro, Inc. Series B(1)(2)	52,029	324,177

Pharmacy Services — 0.3%
JAND, Inc. (dba Warby Parker) Series D(1)(2)	75,264	1,846,271
JAND, Inc. (dba Warby Parker) Series E(1)(2)	2,948	72,316
JAND, Inc. (dba Warby Parker) Series F(1)(2)	34,881	855,652

		2,774,239

Retirement/Aged Care — 0.1%
Honor Tech, Inc. Series D(1)(2)	180,527	434,723

Total Convertible Preferred Securities
(cost $12,846,317)		24,297,874

WARRANTS — 0.0%
Medical - Biomedical/Gene — 0.0%
Cerevel Therapeutics Holding Expires 10/27/2025† (cost $21,439)	11,139	37,873

U.S. CONVERTIBLE BONDS & NOTES — 0.1%
Applications Software — 0.1%
Color Genomics, Inc. Notes 3.00% due 06/30/2021(1)(2) (cost $543,971)	543,971	543,971

Total Long-Term Investment Securities
(cost $601,943,859)		947,897,801

87

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(3)	500,008	$500,008
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(3)(4)	3,408,207	3,408,207
T. Rowe Price Government Reserve Fund 0.09%(3)	2,943,292	2,943,292

Total Short-Term Investment Securities
(cost $6,851,507)		6,851,507

TOTAL INVESTMENTS
(cost $608,795,366)(5)	100.6%	954,749,308
Liabilities in excess of other assets	(0.6)	(5,222,533)

NET ASSETS	100.0%	$949,526,775

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $1,770,941 representing 0.2% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Alignment Healthcare Partners, Class A-1	2/28/2020	87,707	$1,062,887	$1,062,886	$12.12	0.11%
Atea Pharmaceuticals, Inc. Lock-Up Shares	10/30/2020	71,191	630,224	2,253,480	31.65	0.24%
C4 Therapeutics, Inc. Lock-Up Shares	6/5/2020	39,764	352,123	1,291,932	32.49	0.14%
Cerevel Therapeutics Holdings PIPE	10/29/2020	41,722	417,220	559,659	13.41	0.06%
Flame Biosciences, Inc.	9/28/2020	48,560	318,068	318,068	6.55	0.03%
Generation Bio Co.	1/9/2020	48,484	478,836	2,221,004	45.81	0.23%
JAND, Inc. (dba Warby Parker). Class A	4/23/2015	33,706	387,123
	3/9/2018	2,389	37,548

		36,095	424,671	885,432	24.53	0.09%
Kronos Bio, Inc. Lock-Up Shares	10/9/2020	18,614	300,626	567,103	30.47	0.06%

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Outset Medical, Inc. Lock-Up Shares	4/19/2017	40,530	829,778
	8/20/2018	28,593	532,202
	1/27/2020	11,264	195,769
	1/28/2020	19,289	335,247

		99,676	1,892,995	6,060,301	60.80	0.64%
Verily Life Sciences LLC Series B	1/25/2019	6,986	861,094	861,094	123.26	0.09%
Convertible Preferred Securities

Bright Health, Inc. Series E	9/16/2020	60,348	1,232,167	1,232,167	20.42	0.13%
Caris Life Sciences, Series C	8/14/2020	217,911	601,434	601,434	2.76	0.06%
Doximity, Inc. Series C	4/10/2014	64,785	312,316	1,085,149	16.75	0.11%
Freenome Holdings, Inc. Series B	6/24/2019	94,602	431,111	625,632	6.61	0.07%
Freenome Holdings, Inc. Series C	8/14/2020	53,807	355,842	355,842	6.61	0.04%
Gingko Bioworks Series E	9/9/2019	6,443	967,674
	9/30/2019	2,279	324,284

		8,722	1,291,958	1,309,957	150.19	0.14%
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	434,723	2.41	0.05%
Insitro, Inc. Series B	5/21/2020	52,029	324,177	324,177	6.23	0.03%
JAND, Inc. (dba Warby Parker). Series D	4/23/2015	75,264	864,430	1,846,271	24.53	0.19%
JAND, Inc. (dba Warby Parker). Series E	3/9/2018	2,948	46,334	72,316	24.53	0.01%
JAND, Inc. (dba Warby Parker). Series F	4/3/2020	34,881	679,939	855,652	24.53	0.09%
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	525,544	0.97	0.06%
Longboard Pharmaceuticals, Inc. Series A	10/27/2020	23,868	238,680	238,680	10.00	0.03%
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	947,458	13.66	0.10%
PrognomIQ, Inc. Series B	9/11/2020	216,177	493,989	493,989	2.29	0.05%
PrognomIQ, Inc. Series A4	11/15/2019	35,670	81,510	81,510	2.29	0.01%
PrognomIQ, Inc. Series A5	5/12/2020	30,468	69,623	69,623	2.29	0.01%
RefleXion Medical, Inc. Series C	4/23/2018	160,251	271,145	305,509	1.91	0.03%
RefleXion Medical, Inc. Series D	4/4/2020	67,040	127,808	127,808	1.91	0.01%
Seer, Inc. Series D	11/15/2019	142,683	463,720	1,133,459	7.94	0.12%
Seer, Inc. Series D-1	5/12/2020	121,873	457,024	968,147	7.94	0.10%
Tempus Labs, Inc. Series D	3/20/2018	60,677	568,780	3,396,262	55.97	0.36%
Tempus Labs, Inc. Series E	8/23/2018	39,722	665,058	2,267,665	57.09	0.24%

88

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Tempus Labs, Inc. Series F	5/1/2019	10,551	261,239	607,338	57.56	0.06%
Tempus Labs, Inc. Series G	2/6/2020	6,661	255,465	385,271	57.84	0.04%
Thrive Earlier Detection Corp. Series B	7/24/2020	199,654	495,941	1,072,961	5.37	0.11%
VelosBio, Inc. Series B	7/7/2020	256,410	500,051	2,933,330	11.44	0.31%
U.S. Convertible Bonds & Notes

Color Genomics, Inc.	1/13/2020	543,971	543,971	543,971	1.00	0.06%

				$40,922,804		4.31%

(3)	The rate shown is the 7-day yield as of November 30, 2020.
(4)

At November 30, 2020, the Fund had loaned securities with a total value of $17,335,443. This was secured by collateral of $3,408,207, which was received in cash and subsequently invested in short-term investments currently valued at $3,408,207 as reported in the Portfolio of Investments. Additional collateral of $13,583,913 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$147,266
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	395,469
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	13,554
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	1,357,474
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 02/15/2050	11,670,150

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Health Care Providers & Services	$—	$—	$1,062,886	$1,062,886
Hospital Beds/Equipment	—	6,060,301	—	6,060,301
Medical - Biomedical/Gene	313,476,112	6,893,178	2,389,360	322,758,650
Medical - Drugs	127,065,200	—	0	127,065,200
Pharmacy Services	17,996,963	—	885,432	18,882,395
Other Industries	447,188,651	—	—	447,188,651
U.S. Convertible Preferred Securities:	—	—	24,297,874	24,297,874
Warrants	37,873	—	—	37,873
U.S. Convertible Bonds & Notes:	—	—	543,971	543,971
Short-Term Investment Securities	6,851,507	—	—	6,851,507

Total Investments at Value	$912,616,306	$12,953,479	$29,179,523	$954,749,308

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	U.S. Convertible Bonds & Notes
Balance as of May 31, 2020	$3,688,502	$12,295,108	$543,971
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	1,015,955	15,719,884	—
Change in unrealized depreciation(1)	—	—	—
Net purchases	318,068	5,300,285	—
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	(684,847)	(9,017,403)	—

Balance as of November 30, 2020	$4,337,678	$24,297,874	$543,971

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2020 includes:

89

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Common Stocks	Convertible Preferred Securities	U.S. Convertible Bonds & Notes
$526,874	$9,033,052	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2020.

(2)	Private Common and Preferred Securities was converted to Restricted Common Stock following the Company’s IPO listing. Security is now valued using Level 2 inputs

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/20	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)#
Common Stocks	$3,127,480	Market Approach	Market Transaction Price*	$6.55 - $123.26 ($45.6670)

	$1,210,198	Income Approach	Estimated Future Cash Distribution*	$0.00 - $0.615 ($0.116591)

Convertible Preferred Securities	$10,448,292	Market Approach	Market Transaction Price*	$0.96892 - $150.19000 ($30.560998)

	$2,101,606	Market Approach	Mid Point of Announced IPO Range	$17.000

			Pending Reverse Split adjustment	2.14

	$4,006,291	Market Approach	Expected Future Cash Distribution*	$5.972 - $14.300 ($12.0694)

			Discount for Uncertainty	10.0% - 20.0% (17.34%)

	$6,656,536	Market Approach	Market Transaction Price*	$57.3069

			Future Dividend Payout Adjustment	(2.3%) - 0.9% ((1.22%))

	$1,085,149	Market Approach	Transaction Price*	$11.6000

			Gross Profit Multiple*	13.0x

			Revenue Multiple*	10.53x

			Discount for Lack of Marketability	10.0%

U.S. Convertible Bonds & Notes	$543,971	Market Approach	Market Transaction Price*	$100.0000

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Financial Statements

90

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	37.9%
Sovereign	29.6
United States Treasury Bonds	14.4
Repurchase Agreements	5.7
Diversified Banking Institutions	3.4
Uniform Mtg. Backed Securities	1.6
Pipelines	1.4
Insurance-Life/Health	1.0
Diversified Financial Services	1.0
Federal Home Loan Bank	0.9
Chemicals-Specialty	0.7
Insurance-Multi-line	0.4
Federal Home Loan Mtg. Corp.	0.4
Oil Companies-Integrated	0.3
Oil Companies-Exploration & Production	0.2
Chemicals-Diversified	0.2
Oil Refining & Marketing	0.2
Decision Support Software	0.2
Trucking/Leasing	0.2
Computer Services	0.1
Office Automation & Equipment	0.1
Insurance Brokers	0.1
Federal National Mtg. Assoc.	0.1
Retail-Building Products	0.1
Commercial Services-Finance	0.1
Enterprise Software/Service	0.1
Banks-Commercial	0.1
Transactional Software	0.1
Data Processing/Management	0.1
Insurance-Property/Casualty	0.1
Containers-Paper/Plastic	0.1
Retail-Pawn Shops	0.1
Retail-Auto Parts	0.1
Casino Hotels	0.1
Cable/Satellite TV	0.1
Distribution/Wholesale	0.1
Food-Wholesale/Distribution	0.1
Diagnostic Equipment	0.1
Retail-Restaurants	0.1
Auto/Truck Parts & Equipment-Original	0.1
Building Products-Doors & Windows	0.1
Medical-Drugs	0.1
Telecom Services	0.1
Consulting Services	0.1
Medical-Hospitals	0.1
Containers-Metal/Glass	0.1
Professional Sports	0.1

102.5%

Credit Quality+#

Aaa	78.0%
Aa	2.2
A	2.2
Baa	8.5
Ba	2.0
B	1.6
Not Rated@	5.5

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

91

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Principal Amount(7)	Value (Note 2)

ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
BANK VRS Series 2020-BN29, Class XA 1.36% due 11/15/2053(1)(2)(3)	$11,105,000	$1,210,435
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.21% (1 ML+1.07%) due 12/15/2037*(2)	750,000	749,525
Preston Ridge Partners Mtg. VRS Series 2020-3, Class A1 2.86% due 09/25/2025*(3)(4)	1,618,546	1,619,799
Traingle Re, Ltd. 1 ML+3.00% Series 2020-1, Class M1A 3.15% (X ML+0.00%) due 10/25/2030*(4)	1,020,000	1,023,859
Vericrest Opportunity Loan Trust VRS Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(3)	1,703,459	1,706,873
Vericrest Opportunity Loan Trust VRS Series 2019-NPL2, Class A1 3.97% due 02/25/2049*(3)	2,007,184	2,010,975
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	780,000	785,005
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	315,000	319,060

Total Asset Backed Securities
(cost $9,409,417)		9,425,531

U.S. CORPORATE BONDS & NOTES — 5.3%
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	260,000	273,975

Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	215,000	227,363

Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 5.25% due 11/15/2041	1,495,000	1,955,506

Chemicals-Specialty — 0.6%
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	4,800,000	5,527,252

Computer Services — 0.1%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,131,000	1,167,758

Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	1,465,000	1,547,406

Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,353,000	2,367,204
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	5,000,000	5,320,364
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,614,000	3,020,942

Security Description	Principal Amount(7)	Value (Note 2)

Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	$2,721,000	$3,396,194
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	5,013,000	5,472,782

		19,577,486

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	994,000	996,584

Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.25% due 01/15/2030	1,800,000	1,791,000
Apache Corp. Senior Notes 4.88% due 11/15/2027	451,000	471,070

		2,262,070

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	3,161,000	3,288,289

Oil Refining & Marketing — 0.2%
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	1,587,000	1,580,048

Pipelines — 0.9%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	580,000	635,305
Energy Transfer Operating LP Company Guar. Notes 5.80% due 06/15/2038	1,159,000	1,275,342
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	2,225,000	2,245,375
MPLX LP Senior Notes 2.65% due 08/15/2030	1,730,000	1,751,688
MPLX LP Senior Notes 4.25% due 12/01/2027	2,274,000	2,582,477

		8,490,187

Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	610,000	626,775

Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	702,000	712,530

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,515,670

Total U.S. Corporate Bonds & Notes
(cost $47,011,097)		49,748,899

92

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Commercial — 0.1%
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	$675,000	$721,324

Diversified Banking Institutions — 0.7%
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	1,297,000	1,339,094
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	2,548,000	2,832,075
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	2,729,000	2,752,715

		6,923,884

Total Foreign Corporate Bonds & Notes
(cost $7,163,225)		7,645,208

U.S. GOVERNMENT AGENCIES — 3.0%
Federal Home Loan Bank — 0.9%
1.75% due 03/08/2030	5,100,000	5,445,067
3.25% due 11/16/2028	2,800,000	3,344,214

		8,789,281

Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K740, Class X1 0.76% due 09/25/2027(1)(2)(3)	6,265,000	286,162
Series K119, Class X1 0.93% due 09/25/2030(1)(2)(3)	24,140,000	1,854,044
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 0.59% (1 ML+0.45%) due 12/15/2038(4)	150,508	150,913
Series 3925, Class FL 0.59% (1 ML+0.45%) due 01/15/2041(4)	709,045	711,539
Series 4001, Class FM 0.64% (1 ML+0.50%) due 02/15/2042(4)	268,084	270,377
Series 3355, Class BF 0.84% (1 ML+0.70%) due 08/15/2037(4)	291,804	297,911

		3,570,946

Federal National Mtg. Assoc. — 0.1%
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 0.55% (1 ML+0.40%) due 09/25/2042(4)	474,389	476,059
Series 2011-103, Class FD 0.60% (1 ML+0.45%) due 05/25/2040(4)	309,994	311,015

		787,074

Government National Mtg. Assoc. — 0.0%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.69% (1 ML+0.55%) due 02/16/2040(4)	244,335	246,127

Security Description94197	Principal Amount(7)		Value (Note 2)

Uniform Mtg. Backed Securities — 1.6%
Uniform Mtg. Backed Securities 1.50% due December 15 TBA		$14,300,000	$14,663,644

Total U.S. Government Agencies
(cost $27,618,423)			28,057,072

U.S. GOVERNMENT TREASURIES — 52.3%
United States Treasury Bonds — 14.4%
United States Treasury Bonds TIPS (5)
0.25% due 02/15/2050		26,320,840	31,205,275
0.63% due 02/15/2043		6,616,774	8,201,870
0.75% due 02/15/2042		6,718,624	8,498,360
0.75% due 02/15/2045		26,568,461	34,065,057
0.88% due 02/15/2047		6,361,321	8,504,208
1.00% due 02/15/2046		7,589,712	10,292,954
1.00% due 02/15/2048 (12)		10,881,586	15,076,665
1.38% due 02/15/2044		4,785,274	6,857,023
2.13% due 02/15/2040		2,890,008	4,451,327
2.13% due 02/15/2041		4,956,003	7,722,137

			134,874,876

United States Treasury Notes — 37.9%
United States Treasury Notes TIPS (5)
0.13% due 04/15/2021		6,479,026	6,485,859
0.13% due 07/15/2024		9,234,727	9,768,609
0.13% due 10/15/2024		10,144,300	10,744,769
0.13% due 07/15/2026		28,405,940	30,766,813
0.13% due 01/15/2030		11,835,720	13,039,172
0.13% due 07/15/2030		44,152,644	48,907,677
0.25% due 07/15/2029		10,174,900	11,344,881
0.38% due 07/15/2023		13,420,560	14,083,550
0.38% due 01/15/2027		28,525,489	31,363,924
0.38% due 07/15/2027		15,823,511	17,553,795
0.50% due 04/15/2024		9,287,640	9,848,647
0.50% due 01/15/2028		11,770,087	13,169,470
0.63% due 07/15/2021		15,935,964	16,109,434
0.63% due 04/15/2023		13,307,187	13,897,693
0.63% due 01/15/2024		8,365,875	8,883,405
0.63% due 01/15/2026		14,962,152	16,457,783
0.75% due 07/15/2028		10,575,972	12,143,640
0.88% due 01/15/2029		55,918,188	64,871,651
1.13% due 01/15/2021		6,543,790	6,546,730

			355,987,502

Total U.S. Government Treasuries
(cost $462,085,900)			490,862,378

FOREIGN GOVERNMENT OBLIGATIONS — 29.6%
Sovereign — 29.6%
Commonwealth of Australia Senior Notes 0.79% due 11/21/2027(5)	AUD	22,491,150	18,445,774
Commonwealth of Australia Senior Notes 1.36% due 08/21/2040(5)	AUD	9,500,000	9,667,468
Commonwealth of Australia Senior Notes 3.75% due 09/20/2025(5)	AUD	15,206,250	13,386,094
Government of Canada Bonds 2.00% due 12/01/2041(5)	CAD	29,357,919	34,146,241
Government of Canada Bonds 4.00% due 12/01/2031(5)	CAD	25,468,380	29,981,384
Government of Canada Bonds 4.25% due 12/01/2026(5)	CAD	29,617,390	30,012,836

93

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of New Zealand Senior Notes 2.22% due 09/20/2025(5)	NZD	67,569,700	$52,956,202
Government of Romania Senior Notes 4.63% due 04/03/2049(5)	EUR	1,850,000	2,885,356
Kingdom of Spain Bonds 0.30% due 11/30/2021(5)	EUR	2,609,000	3,161,705
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(5)	EUR	9,637,575	13,748,473
Republic of Italy Bonds 0.40% due 04/11/2024*(5)	EUR	7,467,450	9,079,557
Republic of Italy Senior Notes 0.55% due 05/21/2026*(5)	EUR	32,941,920	40,198,881
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(5)	GBP	6,676,285	9,838,603
United Kingdom Gilt Treasury Bonds 1.25% due 11/22/2032(5)	GBP	4,743,340	10,019,784

Total Foreign Government Obligations
(cost $253,646,146)			277,528,358

LOANS(8)(9)(10) — 2.3%
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E coupon TBD due 05/30/2025		250,000	242,049

Airlines — 0.0%
JetBlue Airways Corp. FRS BTL coupon TBD due 06/17/2024		125,000	126,953

Appliances — 0.0%
Weber-Stephen Products LLC FRS BTL-B 4.00% (1 WL+3.25%) due 10/30/2027		150,000	149,281

Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS BTL-B 3.65% (1 ML+3.50%) due 04/30/2026		245,491	242,729
Trico Group LLC FRS BTL-B coupon TBD due 02/02/2024		165,000	163,969

			406,698

Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 coupon TBD due 09/18/2026		250,000	246,920

Security Description	Principal Amount(7)	Value (Note 2)

Building & Construction-Misc. — 0.0%
Wilsonart LLC FRS BTL-D coupon TBD due 12/19/2023	$200,000	$197,857

Building Products-Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B coupon TBD due 03/01/2027	250,000	245,268

Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lein coupon TBD due 02/01/2027	250,000	246,215

Building Products-Doors & Windows — 0.1%
NCI Building Systems, Inc. FRS BTL coupon TBD due 04/12/2025	300,000	297,500

Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML+4.25%) due 06/21/2024	200,000	192,000

Cable/Satellite TV — 0.1%
UPC Broadband Holdings BV FRS BTL-B2 coupon TBD due 01/31/2029	150,000	148,406
Charter Communications Operating LLC FRS BTL-B2 coupon TBD due 02/01/2027	200,000	197,500
UPC Broadband Holdings BV FRS BTL-B1 coupon TBD due 01/31/2029	150,000	148,406

		494,312

Casino Hotels — 0.1%
Caesars Resort Collection LLC FRS BTL-B coupon TBD due 12/23/2024	375,000	362,484
Boyd Gaming Corp. FRS BTL-B 2.35% (1 WL+2.25%) due 09/15/2023	250,000	246,023

		608,507

Chemicals-Specialty — 0.1%
Tronox Finance LLC FRS Initial Dollar 3.15% (1 ML+3.00%) due 09/23/2024	205,183	202,419
Tronox Finance LLC FRS Initial Dollar 3.22% (3 ML+3.00%) due 09/23/2024	144,817	142,866
Diamond BC BV FRS BTL coupon TBD due 09/06/2024	300,000	293,562

94

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

LOANS (continued)
Chemicals-Specialty (continued)
Starfruit US HoldCo. LLC FRS BTL-B 3.14% (1 ML+3.00%) due 10/01/2025	$250,000	$244,922

		883,769

Commercial Services — 0.0%
Amentum Government Services Holdings LLC FRS BTL-B coupon TBD due 01/29/2027	280,000	277,200

Commercial Services-Finance — 0.1%
WEX, Inc. FRS BTL-B3 coupon TBD due 05/15/2026	250,000	245,375
EVO Payments International LLC FRS BTL coupon TBD due 12/22/2023	300,000	298,219
MPH Acquisition Holdings LLC FRS BTL-B coupon TBD due 06/07/2023	225,000	221,681

		765,275

Computer Data Security — 0.0%
McAfee LLC FRS BTL-B1 coupon TBD due 09/30/2024	250,000	249,271

Consulting Services — 0.1%
AlixPartners LLP FRS BTL coupon TBD due 04/04/2024	300,000	293,727

Containers-Metal/Glass — 0.1%
Berlin Packaging LLC FRS 1st Lein coupon TBD due 11/07/2025	300,000	293,000

Containers-Paper/Plastic — 0.1%
Flex Acquisition Co, Inc. FRS BTL coupon TBD due 12/29/2023	300,000	295,500
Proampac PG Borrower LLC FRS BTL 5.00% (1 ML+4.00%) due 11/03/2025	86,358	85,279
Proampac PG Borrower LLC FRS BTL 5.00% (3 ML+4.00%) due 11/03/2025	263,642	260,346

		641,125

Cosmetics & Toiletries — 0.0%
Sunshine Luxembourg VII SARL FRS BTL coupon TBD due 10/01/2026	200,000	199,573

Security Description	Principal Amount(7)	Value (Note 2)

Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 3.89% (1 ML+3.75%) due 02/06/2026	$175,000	$173,809
CCC Information Services, Inc. FRS 1st Lien coupon TBD due 04/29/2024	225,000	223,547
Dun & Bradstreet Corp. FRS BTL coupon TBD due 02/06/2026	300,000	297,891

		695,247

Diagnostic Equipment — 0.1%
Avantor Funding, Inc. FRS BTL-B4 3.50% (1 ML+2.50%) due 11/08/2027	455,000	454,431

Distribution/Wholesale — 0.1%
Core & Main LP FRS BTL-B 3.75% (3 ML+2.75%) due 08/01/2024	249,357	245,409
American Builders & Contractors Supply Co., Inc. FRS BTL coupon TBD due 01/15/2027	250,000	245,039

		490,448

Enterprise Software/Service — 0.1%
Hyland Software, Inc. FRS BTL 4.25% (1 ML+3.50%) due 07/01/2024	250,000	249,063
Ultimate Software Group, Inc. FRS 1st Lien coupon TBD due 05/04/2026	250,000	248,182
E2open LLC FRS BTL-B coupon TBD due 10/29/2027	245,000	243,009

		740,254

Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.15% (1 ML+3.00%) due 06/15/2025	250,000	238,000

Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL coupon TBD due 04/09/2027	100,000	99,578

Food-Baking — 0.0%
Hostess Brands LLC FRS BTL coupon TBD due 08/03/2025	250,000	247,048

Food-Catering — 0.0%
Aramark Services, Inc. FRS BTL-B1 1.90% (1 ML+1.75%) due 03/11/2025	250,000	241,758

95

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

LOANS (continued)
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL coupon TBD due 01/31/2027	$250,000	$243,594

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 1.90% (1 ML+1.75%) due 06/27/2023	250,000	242,187
US Foods, Inc. FRS BTL-B coupon TBD due 09/13/2026	250,000	240,469

		482,656

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B5 coupon TBD due 08/14/2024	250,000	240,521

Hotels/Motels — 0.0%
Four Seasons Holdings, Inc. FRS BTL coupon TBD due 11/30/2023	150,000	146,180

Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 2.94% (3 ML+2.75%) due 04/25/2025	639	623
HUB International, Ltd. FRS BTL-B 2.96% (3 ML+2.75%) due 04/25/2025	249,361	242,997
USI, Inc. FRS BTL 3.22% (3 ML+3.00%) due 05/16/2024	375,000	366,830
Hyperion Insurance Group, Ltd. FRS BTL-B coupon TBD due 11/12/2027	56,713	56,193
Alliant Holdings Intermediate LLC FRS BTL-B1 coupon TBD due 05/09/2025	250,000	243,636
Hyperion Refinance SARL FRS Delayed Draw coupon TBD due 11/12/2027	68,287	67,661

		977,940

Insurance-Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.65% (1 ML+3.50%) due 02/15/2027	250,000	244,625

Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 coupon TBD due 11/03/2023	300,000	296,766
Asurion LLC FRS BTL-B7 coupon TBD due 11/03/2024	150,000	148,383

Security Description	Principal Amount(7)		Value (Note 2)

Insurance-Property/Casualty (continued)
Sedgwick Claims Management Services, Inc. FRS BTL coupon TBD due 12/31/2025		$250,000	$243,867

			689,016

Internet Content-Entertainment — 0.0%
Adevinta ASA FRS BTL-B coupon TBD due 10/13/2027	EUR	105,000	125,406

Internet Content-Information/News — 0.0%
MH Sub I LLC FRS BTL coupon TBD due 09/13/2024		240,000	237,360

Leisure Products — 0.0%
Hayward Industries, Inc. FRS 1st Lien coupon TBD due 08/05/2024		250,000	244,937

Machinery-General Industrial — 0.0%
Vertical US Newco, Inc. FRS BTL-B coupon TBD due 07/30/2027		250,000	249,219

Medical Labs & Testing Services — 0.0%
Jaguar Holding Co. II FRS BTL 3.50% (1 ML+2.50%) due 08/18/2022		150,000	149,644

Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL coupon TBD due 01/04/2026		160,000	158,800

Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL coupon TBD due 06/02/2025		300,000	296,011

Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (3 ML+4.25%) due 04/29/2024		250,000	242,277

Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 4.25% (1 ML+3.25%) due 09/03/2024		300,000	293,464

Medical-Outpatient/Home Medical — 0.0%
Dentalcorp Perfect Smile ULC FRS 1st Lien coupon TBD due 06/06/2025		250,000	242,813

Multimedia — 0.0%
EW Scripps Co. FRS BTL-B2 coupon TBD due 05/01/2026		275,000	268,881

Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL coupon TBD due 03/01/2024		262,195	259,614

96

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

LOANS (continued)
Pollution Control — 0.0%
Filtration Group Corp. FRS BTL 4.50% (1 ML+3.75%) due 03/29/2025	$120,000	$119,350

Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML+2.50%) due 02/01/2024	300,000	291,667

Protection/Safety — 0.0%
APX Group, Inc. FRS BTL coupon TBD due 12/31/2025	200,000	198,125

Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.00% (1 ML+2.25%) due 10/15/2025	268,891	263,574

Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 1.90% (1 ML+1.75%) due 12/20/2024	250,000	243,344

Research & Development — 0.0%
PAREXEL International Corp. FRS BTL coupon TBD due 09/27/2024	250,000	244,375

Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B 4.25% (1 ML+3.50%) due 10/01/2027	249,375	245,323

Retail-Auto Parts — 0.1%
Harbor Freight Tools USA, Inc. FRS BTL-B 4.00% (1 ML+3.25%) due 10/19/2027	221,648	220,025
KPAE Finance Sub, Inc. FRS BTL-B 5.00% (3 ML+4.00%) due 10/28/2027	115,000	114,856
LS Group OpCo Acquistion LLC FRS BTL-B coupon TBD due 11/02/2027	285,000	282,150

		617,031

Retail-Building Products — 0.1%
Beacon Roofing Supply, Inc. FRS BTL-B coupon TBD due 01/02/2025	250,000	244,375
SRS Distribution, Inc. FRS BTL-B coupon TBD due 05/23/2025	250,000	244,140
White Cap Buyer LLC FRS BTL-B coupon TBD due 10/19/2027	300,000	297,161

		785,676

Security Description	Principal Amount(7)	Value (Note 2)

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B2 coupon TBD due 03/11/2022	$250,000	$248,618

Retail-Restaurants — 0.1%
1011778 BC ULC FRS BTL-B 1.90% (1 ML+1.75%) due 11/19/2026	275,000	267,094
IRB Holding Corp. FRS BTL coupon TBD due 11/18/2027	160,000	158,200

		425,294

Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL coupon TBD due 09/25/2024	200,000	199,806

Telecom Services — 0.1%
MTN Infrastructure TopCo, Inc. FRS BTL 4.00% (1 ML+3.00%) due 11/15/2024	300,000	295,125

Telephone-Integrated — 0.0%
Frontier Communications Corp. FRS BTL coupon TBD due 10/08/2021	100,000	100,000

Television — 0.0%
Gray Television, Inc. FRS BTL-C coupon TBD due 01/02/2026	250,000	245,937

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 1.90% (1 ML+1.75%) due 08/01/2027	250,000	246,015

Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B coupon TBD due 02/15/2024	200,000	197,000

Total Loans
(cost $20,958,833)		21,022,482

PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
Banco Santander SA 4.00% (cost $238,831)	9,950	248,750

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.5%
Diversified Banking Institutions — 0.6%
BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 12/21/2020(6)	3,161,000	3,122,120
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(6)	2,799,000	2,801,799

		5,923,919

97

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance - Life/Health — 1.0%
Prudential Financial, Inc. 5.70% due 09/15/2048	$8,376,000	$9,715,703

Insurance - Multi-line — 0.4%
Hartford Financial Services Group, Inc. FRS 2.35% (3 ML+2.13%) due 02/12/2067*	3,832,000	3,410,554

Pipelines — 0.5%
Energy Transfer Operating LP 6.25% due 02/15/2023(6)	2,554,000	2,035,219
EnLink Midstream Partners LP 6.00% due 12/15/2022(6)	475,000	261,250
Enterprise Products Operating LLC 5.25% due 08/16/2077	1,029,000	1,015,005
MPLX LP Series B 6.88% due 02/15/2023(6)	1,271,000	1,156,610

		4,468,084

Total Preferred Securities/Capital Securities
(cost $22,811,563)		23,518,260

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. FRS† Escrow Notes 0.00% due 11/12/2014† (cost $0)	1,000,000	9,200

Total Long-Term Investment Securities
(cost $850,943,435)		908,066,138

REPURCHASE AGREEMENTS — 5.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $53,521,000 and collateralized by $28,103,300 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and by $24,729,600 of United States Treasury Notes, bearing interest at 0.13% due 10/15/2025 and having an approximate aggregate value of $54,591,427 (cost $53,521,000)	53,521,000	53,521,000

TOTAL INVESTMENTS
(cost $904,464,435) (11)	102.5%	961,587,138
Liabilities in excess of other assets	(2.5)	(23,698,833)

NET ASSETS	100.0%	$937,888,305

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $85,616,531 representing 9.1% of net assets.

†	Non-income producing security
(1)	Interest Only
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Principal Amount of security is adjusted for inflation.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Denominated in United States dollars unless otherwise indicated.
(8)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	See Note 5 for cost of investments on a tax basis.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

AUD Australian Dollar

CAD Canadian Dollar

EUR Euro Currency

GBP British Pound

NZD New Zealand Dollar

Index Legend

1 ML—1 Month USD LIBOR

1 WL—1 Week LIBOR

2 ML—2 Month USD LIBOR

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank Of Commerce	CAD	3,340,000	USD	2,498,182	12/16/2020	$–	$(73,865)

Citibank N.A.	EUR	1,793,000	USD	2,121,793	12/16/2020	–	(17,898)

Credit Agricole Cib	EUR	54,584,000	USD	63,759,570	12/16/2020	–	(1,378,682)

Goldman Sachs International	AUD	55,780,000	USD	39,427,870	12/16/2020	–	(1,523,682)

	CAD	119,525,000	USD	89,393,560	12/16/2020	–	(2,649,550)
	GBP	15,101,000	USD	19,388,989	12/16/2020	–	(746,907)

						–	(4,920,139)

Hsbc Bank Usa	EUR	595,000	USD	698,114	12/16/2020	–	(11,934)
	NZD	76,400,000	USD	50,052,238	12/16/2020	–	(3,520,985)

						–	(3,532,919)

98

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Jpmorgan Chase Bank N.A	EUR	104,000	USD	123,428	12/31/2020	$–	$(752)

Westpac Banking Corporation	AUD	223,000	USD	159,788	12/16/2020	–	(3,930)

Net Unrealized Appreciation/(Depreciation)						$–	$(9,928,185)

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

NZD—New Zealand Dollar

USD—U.S. Dollar

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
181	Short	Euro-Bund	December 2020	$37,844,637	$37,837,517	$7,120
273	Long	U.S. Treasury 10 Year Notes	March 2021	37,653,189	37,720,922	67,733
81	Long	U.S. Treasury 5 Year Notes	March 2021	10,197,950	10,208,531	10,581
56	Short	U.S. Treasury Ultra Bonds	March 2021	12,123,395	12,097,750	25,645

						$111,079

						Unrealized (Depreciation)
97	Short	Long GILT	March 2021	$17,336,230	$17,352,857	$(16,627)

		Net Unrealized Appreciation (Depreciation)				$94,452

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Interest Rate Swap Contracts
			Rates Exchanged		Value
Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
Barclays Bank PLC	USD 100,000	04/15/2022	USD-12 Month- USCPI/Maturity	1.135%/Maturity	$—	$269,919

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
	USD 9,500	12/16/2030	USD-3 Month-LIBOR-BBA/Quarterly	0.719%/Semi-annually	$91,100	$31,634

BBA—British Bankers’ Association

LIBOR—London Interbank Offered Rate

USCPI—United States Consumer Price Index

USD—United States Dollar

99

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$9,425,531	$—	$9,425,531
U.S. Corporate Bonds & Notes	—	49,748,899	—	49,748,899
Foreign Corporate Bonds & Notes	—	7,645,208	—	7,645,208
U.S. Government Agencies	—	28,057,072	—	28,057,072
U.S. Government Treasuries	—	490,862,378	—	490,862,378
Foreign Government Obligations	—	277,528,358	—	277,528,358
Loans	—	21,022,482	—	21,022,482
Preferred Securities	248,750	—	—	248,750
Preferred Securities/Capital Securities	—	23,518,260	—	23,518,260
Escrows and Litigation Trusts	—	9,200	—	9,200
Repurchase Agreements	—	53,521,000	—	53,521,000

Total Investment at Value	$248,750	$961,338,388	$—	$961,587,138

Other Financial Instruments:†
Over the Counter Interest Rate Swap Contracts	$—	$269,919	$—	$269,919
Centrally Cleared Interest Rate Swap Contracts	—	31,634	—	31,634
Futures Contracts	111,079	—	—	111,079
Forward Foreign Currency Contracts	—	—	—	—

Total Other Financial Instruments	$111,079	$301,553	$—	$412,632

LIABILITIES:
Other Financial Instruments:†
Over the Counter Interest Rate Swap Contracts	$—	$—	$—	$—
Centrally Cleared Interest Rate Swap Contracts	—	—	—	—
Futures Contracts	16,627	—	—	16,627
Forward Foreign Currency Contracts	—	9,928,185	—	9,928,185

Total Other Financial Instruments	$16,627	$9,928,185	$—	$9,944,812

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate Bonds & Notes
Balance as of May 31, 2020	$9,640,000
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	300,000
Realized Loss	—
Change in unrealized appreciation	360,000
Change in unrealized depreciation	—
Net purchases	—
Net sales	(10,300,000)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of November 30, 2020	$—

There were no Level 3 securities at the end of the reporting period. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

100

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Repurchase Agreements	10.0%
Medical — Drugs	7.1
Banks — Commercial	4.2
Diversified Banking Institutions	3.5
Exchange — Traded Funds	2.7
Auto — Cars/Light Trucks	2.7
Food — Misc./Diversified	2.5
Cosmetics & Toiletries	2.1
Oil Companies — Integrated	2.1
Insurance — Life/Health	2.0
Telephone — Integrated	1.9
Semiconductor Equipment	1.5
Electric — Integrated	1.4
Chemicals — Diversified	1.4
Electronic Components — Misc.	1.3
Medical Products	1.3
Insurance — Multi-line	1.2
Food — Retail	1.2
Real Estate Investment Trusts	1.1
Industrial Automated/Robotic	1.1
U.S. Government Treasuries	1.1
Metal — Diversified	1.1
Chemicals — Specialty	1.0
Registered Investment Companies	0.9
Textile — Apparel	0.9
Finance — Other Services	0.9
Medical — Biomedical/Gene	0.9
Retail — Apparel/Shoe	0.9
Brewery	0.9
Diversified Minerals	0.9
Tobacco	0.9
Transport — Rail	0.9
Import/Export	0.9
Audio/Video Products	0.8
Cellular Telecom	0.8
Transport — Services	0.8
Computer Services	0.8
Commercial Services	0.8
Machinery — Electrical	0.8
Enterprise Software/Service	0.7
Beverages — Wine/Spirits	0.7
Machinery — General Industrial	0.7
Building & Construction Products — Misc.	0.7
Diversified Manufacturing Operations	0.7
Insurance — Property/Casualty	0.7
Real Estate Operations & Development	0.6
Building — Heavy Construction	0.6
Aerospace/Defense — Equipment	0.6
Commercial Services — Finance	0.6
Electric — Generation	0.6
Apparel Manufacturers	0.6
Soap & Cleaning Preparation	0.6
Internet Content — Information/News	0.5
Electric — Distribution	0.5
Electronic Components — Semiconductors	0.5
Investment Companies	0.5
Toys	0.5
Insurance — Reinsurance	0.5
Medical Instruments	0.5
Building Products — Cement	0.5
Paper & Related Products	0.5
Real Estate Management/Services	0.4
Industrial Gases	0.4
Auto/Truck Parts & Equipment — Original	0.4
Power Converter/Supply Equipment	0.4
Human Resources	0.4
Building Products — Air & Heating	0.4
Athletic Footwear	0.4
Medical Labs & Testing Services	0.4

Building — Residential/Commercial	0.3
Machinery — Construction & Mining	0.3
Retail — Building Products	0.3
Rubber — Tires	0.3
Oil Refining & Marketing	0.3
Aerospace/Defense	0.3
Food — Dairy Products	0.3
Gas — Distribution	0.3
Instruments — Controls	0.3
Building & Construction — Misc.	0.3
Electronic Measurement Instruments	0.3
Public Thoroughfares	0.3
Gambling (Non-Hotel)	0.2
Energy — Alternate Sources	0.2
Office Automation & Equipment	0.2
Multimedia	0.2
Coatings/Paint	0.2
Steel — Producers	0.2
Private Equity	0.2
Auto — Heavy Duty Trucks	0.2
Optical Supplies	0.2
Telecom Services	0.2
Oil Companies — Exploration & Production	0.2
Food — Catering	0.2
Casino Hotels	0.2
Distribution/Wholesale	0.2
Dialysis Centers	0.2
Diversified Operations	0.2
Machinery — Farming	0.2
Networking Products	0.2
Resorts/Theme Parks	0.2
Entertainment Software	0.2
Airport Development/Maintenance	0.2
Retail — Discount	0.2
Food — Confectionery	0.2
E-Commerce/Products	0.2
Electric — Transmission	0.2
Miscellaneous Manufacturing	0.2
Advertising Services	0.2
Consulting Services	0.2
Investment Management/Advisor Services	0.1
Water	0.1
Beverages — Non-alcoholic	0.1
Electric Products — Misc.	0.1
Security Services	0.1
Finance — Leasing Companies	0.1
Gold Mining	0.1
Finance — Investment Banker/Broker	0.1
Hotels/Motels	0.1
Computer Aided Design	0.1
Web Portals/ISP	0.1
Electronic Security Devices	0.1
Publishing — Periodicals	0.1
E-Commerce/Services	0.1
Transport — Marine	0.1
Metal — Iron	0.1
Wireless Equipment	0.1
Machine Tools & Related Products	0.1
Applications Software	0.1
Rental Auto/Equipment	0.1
Computer Data Security	0.1
Bicycle Manufacturing	0.1
Diagnostic Equipment	0.1
Finance — Consumer Loans	0.1
Machinery — Material Handling	0.1
Diagnostic Kits	0.1
Casino Services	0.1
Computers — Integrated Systems	0.1
Telecommunication Equipment	0.1

101

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Computers — Periphery Equipment	0.1%
Respiratory Products	0.1
Metal — Aluminum	0.1
Fisheries	0.1
Internet Application Software	0.1
Pipelines	0.1
Building — Maintenance & Services	0.1
Metal Processors & Fabrication	0.1
Diversified Operations/Commercial Services	0.1
Advertising Agencies	0.1
Tools — Hand Held	0.1
Gas — Transportation	0.1
MRI/Medical Diagnostic Imaging	0.1
Medical — Generic Drugs	0.1
Electronics — Military	0.1
Food — Flour & Grain	0.1
Metal Products — Distribution	0.1
Medical — Hospitals	0.1
Internet Gambling	0.1
Food — Meat Products	0.1
Leisure Products	0.1
Internet Security	0.1
E-Marketing/Info	0.1
Semiconductor Components — Integrated Circuits	0.1

100.2%

Country Allocation*

Japan	21.9%
United States	14.7
United Kingdom	11.3
France	9.0
Germany	7.7
Australia	5.8
Netherlands	4.2
Sweden	2.7
Spain	2.1
Hong Kong	2.1
Denmark	2.1
Italy	1.6
Finland	1.0
Singapore	0.9
Belgium	0.8
Ireland	0.7
Jersey	0.6
Cayman Islands	0.5
Israel	0.5
Norway	0.5
New Zealand	0.3
Luxembourg	0.2
Bermuda	0.2
Austria	0.2
Portugal	0.1
SupraNational	0.1
Isle of Man	0.1

100.2%

*	Calculated as a percentage of net assets

102

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 85.5%
Australia — 5.8%
Afterpay, Ltd.†	19,314	$1,346,999
AGL Energy, Ltd.	56,572	560,610
AMP, Ltd.#	310,318	389,519
Ampol, Ltd.	22,548	507,299
APA Group#	106,542	809,444
Aristocrat Leisure, Ltd.	51,893	1,221,231
ASX, Ltd.	17,481	989,470
Aurizon Holdings, Ltd.	173,064	539,910
AusNet Services#	168,263	229,117
Australia & New Zealand Banking Group, Ltd.	256,101	4,256,115
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	266,005	7,433,585
BlueScope Steel, Ltd.	45,387	569,709
Brambles, Ltd.	137,048	1,102,577
CIMIC Group, Ltd.†#	8,642	162,207
Coca-Cola Amatil, Ltd.	45,763	424,943
Cochlear, Ltd.#	5,931	959,632
Coles Group, Ltd.	120,451	1,579,129
Commonwealth Bank of Australia	159,849	9,277,849
Computershare, Ltd.	43,956	460,757
Crown Resorts, Ltd.#	33,630	237,974
CSL, Ltd.	41,000	8,949,963
Dexus	98,533	706,646
Evolution Mining, Ltd.	146,210	533,408
Fortescue Metals Group, Ltd.	152,914	2,046,254
Goodman Group	148,592	2,037,502
GPT Group	175,894	609,423
Insurance Australia Group, Ltd.#	208,683	788,896
LendLease Group	59,725	620,791
Macquarie Group, Ltd.	30,400	3,094,438
Magellan Financial Group, Ltd.	11,522	500,528
Medibank Private, Ltd.	248,681	520,251
Mirvac Group	355,228	672,748
National Australia Bank, Ltd.	288,613	4,849,392
Newcrest Mining, Ltd.	72,984	1,442,745
Northern Star Resources, Ltd.	66,825	618,557
Orica, Ltd.	36,628	434,222
Origin Energy, Ltd.	159,034	604,708
Qantas Airways, Ltd.†	82,452	325,619
QBE Insurance Group, Ltd.	132,667	973,842
Ramsay Health Care, Ltd.	16,534	765,224
REA Group, Ltd.#	4,757	507,160
Rio Tinto, Ltd.	33,520	2,494,983
Santos, Ltd.	159,885	722,960
Scentre Group	468,681	963,299
SEEK, Ltd.	30,217	577,810
Sonic Healthcare, Ltd.	40,763	985,633
South32, Ltd.	437,609	770,945
Stockland	215,302	719,093
Suncorp Group, Ltd.	113,861	843,319
Sydney Airport#	119,404	588,121
Tabcorp Holdings, Ltd.	216,856	611,263
Telstra Corp., Ltd.	375,880	847,058
TPG Telecom, Ltd.†	33,512	188,678
Transurban Group	246,975	2,541,714
Treasury Wine Estates, Ltd.	65,087	410,405
Vicinity Centres#	347,665	421,086
Washington H. Soul Pattinson & Co., Ltd.#	9,728	207,370
Wesfarmers, Ltd.	102,384	3,716,414
Westpac Banking Corp.	326,128	4,819,006
WiseTech Global, Ltd.	13,155	298,384
Woodside Petroleum, Ltd.	86,177	1,415,087
Woolworths Group, Ltd.	114,055	3,096,042

		91,899,063

Security Description	Shares	Value (Note 2)

Austria — 0.2%
ANDRITZ AG#	6,574	$277,129
Erste Group Bank AG†	25,227	725,218
OMV AG	13,298	450,496
Raiffeisen Bank International AG†	13,366	256,055
Verbund AG	6,149	431,655
voestalpine AG	10,480	335,529

		2,476,082

Belgium — 0.8%
Ageas SA/NV	15,811	777,416
Anheuser-Busch InBev SA NV	68,803	4,586,166
Colruyt SA	5,000	298,332
Elia Group SA/NV#	2,790	315,500
Galapagos NV†	3,830	471,253
Groupe Bruxelles Lambert SA	10,199	993,709
KBC Group NV†	22,560	1,571,585
Proximus SADP	13,735	286,881
Sofina SA	1,392	441,679
Solvay SA	6,692	765,048
Telenet Group Holding NV	4,108	175,428
UCB SA	11,416	1,219,591
Umicore SA	17,800	797,714

		12,700,302

Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	60,000	306,926
Dairy Farm International Holdings, Ltd.#	30,526	124,241
Hongkong Land Holdings, Ltd.	105,400	428,978
Jardine Matheson Holdings, Ltd.	19,886	1,055,350
Jardine Strategic Holdings, Ltd.	20,061	479,257
Kerry Properties, Ltd.	59,000	151,020
Pacific Century Premium Developments, Ltd.†	41,472	4,548

		2,550,320

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	27,700	346,650
BeiGene, Ltd. ADR†	3,636	929,689
Budweiser Brewing Co. APAC, Ltd.*	155,500	535,650
CK Asset Holdings, Ltd.	233,308	1,277,753
CK Hutchison Holdings, Ltd.	243,808	1,769,334
Melco Resorts & Entertainment, Ltd. ADR	19,375	351,269
Microport Scientific Corp.#	65,000	280,510
Sands China, Ltd.	219,200	899,305
WH Group, Ltd.*	864,500	706,006
Wharf Real Estate Investment Co., Ltd.#	151,000	702,298
Wynn Macau, Ltd.†#	140,800	240,145

		8,038,609

Denmark — 2.1%
Ambu A/S, Class B#	14,757	494,486
AP Moller - Maersk A/S, Series A#	291	551,203
AP Moller - Maersk A/S, Series B	590	1,204,072
Carlsberg A/S, Class B	9,302	1,383,926
Chr. Hansen Holding A/S†	9,525	922,857
Coloplast A/S, Class B	10,727	1,601,435
Danske Bank A/S†	62,283	1,026,539
Demant A/S†	9,780	368,306
DSV PANALPINA A/S	18,692	2,949,287
Genmab A/S†	5,895	2,261,567
GN Store Nord A/S	11,562	941,235
H. Lundbeck A/S	6,294	192,495
Novo Nordisk A/S, Class B	155,487	10,457,661
Novozymes A/S, Class B	18,794	1,074,898
Orsted A/S*	17,082	3,076,851
Pandora A/S	9,030	904,418

103

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
Tryg A/S	10,913	$316,362
Vestas Wind Systems A/S	17,782	3,634,650

		33,362,248

Finland — 1.0%
Elisa Oyj	12,844	689,444
Fortum Oyj	40,106	918,776
Kone Oyj, Class B	30,691	2,574,399
Neste Oyj	38,202	2,560,082
Nokia Oyj†	510,535	2,038,601
Nordea Bank Abp†	292,562	2,499,273
Orion Oyj, Class B	9,502	447,258
Sampo Oyj, Class A	42,533	1,838,148
Stora Enso Oyj, Class R	52,531	887,915
UPM-Kymmene Oyj	48,195	1,587,858
Wartsila Oyj Abp	40,074	376,778

		16,418,532

France — 9.0%
Accor SA†	17,109	586,744
Aeroports de Paris	2,681	338,672
Air Liquide SA	42,747	7,018,881
Alstom SA†#	22,633	1,206,801
Amundi SA†*	5,476	436,341
Arkema SA	6,236	726,902
Atos SE†	8,874	813,802
AXA SA	174,651	4,106,651
BioMerieux	3,741	539,064
BNP Paribas SA†	101,569	5,205,495
Bollore SA	79,684	309,296
Bouygues SA	20,583	819,561
Bureau Veritas SA†	26,526	684,723
Capgemini SE	14,536	2,016,558
Carrefour SA	54,671	895,393
Cie de Saint-Gobain†	46,725	2,219,405
Cie Generale des Etablissements Michelin SCA	15,323	1,909,142
CNP Assurances†	15,500	246,831
Covivio	4,693	383,466
Credit Agricole SA†	104,193	1,202,349
Danone SA	55,760	3,582,409
Dassault Aviation SA†	226	233,190
Dassault Systemes SE	11,931	2,206,656
Edenred	21,961	1,255,583
Eiffage SA†	7,645	749,063
Electricite de France SA†	56,050	850,116
Engie SA†	164,926	2,433,576
EssilorLuxottica SA†	25,680	3,717,242
Eurazeo SE†	3,550	218,930
Faurecia SE†	6,855	340,980
Gecina SA	4,140	628,658
Getlink SE†	39,731	661,134
Hermes International	2,860	2,788,603
ICADE	2,692	198,931
Iliad SA	1,336	271,239
Ipsen SA	3,406	328,481
JCDecaux SA†#	7,690	172,820
Kering SA	6,842	4,937,697
Klepierre SA#	17,764	392,011
L’Oreal SA	22,726	8,316,956
La Francaise des Jeux SAEM*	7,761	323,650
Legrand SA	24,105	2,040,935
LVMH Moet Hennessy Louis Vuitton SE	25,082	14,447,922
Natixis SA†	85,490	263,100
Orange SA	180,149	2,275,694
Orpea SA†	4,668	583,550

Security Description	Shares	Value (Note 2)

France (continued)
Pernod Ricard SA	19,174	$3,659,475
Peugeot SA†#	53,108	1,252,111
Publicis Groupe SA	19,562	888,813
Remy Cointreau SA#	2,038	362,223
Renault SA†	17,357	690,592
Safran SA†	28,935	4,221,200
Sanofi	102,081	10,314,914
Sartorius Stedim Biotech	2,497	902,500
Schneider Electric SE	49,924	6,946,726
SCOR SE†	14,318	489,149
SEB SA	2,044	363,777
Societe Generale SA†	73,205	1,457,065
Sodexo SA	7,989	660,979
Suez SA	31,207	600,630
Teleperformance	5,302	1,765,799
Thales SA	9,621	884,373
TOTAL SE	223,199	9,538,157
Ubisoft Entertainment SA†	8,211	781,405
Valeo SA	20,677	802,092
Veolia Environnement SA	48,662	1,117,975
Vinci SA	46,529	4,745,433
Vivendi SA	74,935	2,250,746
Wendel SE	2,421	273,628
Worldline SA†*	20,956	1,937,297

		142,792,262

Germany — 7.7%
adidas AG†	17,192	5,481,651
Allianz SE	37,670	8,881,789
BASF SE	82,937	6,067,465
Bayer AG	88,711	5,107,881
Bayerische Motoren Werke AG	29,897	2,604,800
Bayerische Motoren Werke AG (Preference Shares)	5,135	339,341
Beiersdorf AG	9,102	1,017,766
Brenntag AG	13,951	1,066,052
Carl Zeiss Meditec AG	3,634	484,633
Commerzbank AG†	90,468	562,236
Continental AG	9,933	1,353,108
Covestro AG*	15,698	875,411
Daimler AG	77,283	5,203,960
Delivery Hero SE†*	11,664	1,408,733
Deutsche Bank AG†	177,294	1,975,907
Deutsche Boerse AG	17,157	2,860,087
Deutsche Lufthansa AG†	26,988	310,530
Deutsche Post AG	89,323	4,315,234
Deutsche Telekom AG	300,965	5,426,380
Deutsche Wohnen SE	30,863	1,547,700
E.ON SE	202,730	2,194,818
Evonik Industries AG	18,935	571,667
Fraport AG Frankfurt Airport Services Worldwide†	3,757	213,232
Fresenius Medical Care AG & Co. KGaA	19,244	1,618,343
Fresenius SE & Co. KGaA	37,750	1,688,629
Fuchs Petrolub SE (Preference Shares)	6,276	358,745
GEA Group AG	13,853	474,420
Hannover Rueck SE	5,445	911,258
HeidelbergCement AG	13,437	954,327
Henkel AG & Co. KGaA	9,384	905,571
Henkel AG & Co. KGaA (Preference Shares)	16,088	1,731,758
HOCHTIEF AG	2,233	215,488
Infineon Technologies AG	112,956	3,977,514
KION Group AG	5,865	450,827
Knorr-Bremse AG	6,551	838,325
LANXESS AG	7,502	524,934
LEG Immobilien AG	6,231	887,904
Merck KGaA	11,670	1,863,268

104

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
METRO AG	16,259	$148,562
MTU Aero Engines AG	4,794	1,131,982
Muenchener Rueckversicherungs-Gesellschaft AG	12,651	3,525,200
Nemetschek SE	5,215	412,433
Porsche Automobil Holding SE (Preference Shares)	13,827	879,106
Puma SE†	8,853	880,307
RWE AG	58,008	2,405,906
SAP SE	94,292	11,470,329
Sartorius AG (Preference Shares)	3,212	1,463,608
Scout24 AG*	9,716	742,902
Siemens AG	69,078	9,228,770
Siemens Energy AG†	34,539	1,025,877
Siemens Healthineers AG*	24,268	1,115,949
Symrise AG	11,617	1,455,021
TeamViewer AG†*	11,739	559,135
Telefonica Deutschland Holding AG	94,009	259,489
thyssenkrupp AG†	36,539	244,166
Uniper SE	18,175	615,714
United Internet AG	9,635	384,215
Volkswagen AG	2,931	543,666
Volkswagen AG (Preference Shares)	16,758	2,825,357
Vonovia SE	46,518	3,189,509
Zalando SE†*	13,701	1,385,907

		123,164,802

Hong Kong — 2.1%
AIA Group, Ltd.	1,091,800	11,965,916
Bank of East Asia, Ltd.	118,400	263,042
BOC Hong Kong Holdings, Ltd.	334,000	1,088,046
CLP Holdings, Ltd.	148,500	1,394,753
Galaxy Entertainment Group, Ltd.	196,000	1,491,927
Hang Lung Properties, Ltd.	183,000	453,778
Hang Seng Bank, Ltd.	69,100	1,204,406
Henderson Land Development Co., Ltd.	131,231	550,249
Hong Kong & China Gas Co., Ltd.	962,546	1,482,741
Hong Kong Exchanges & Clearing, Ltd.	108,800	5,409,786
Link REIT	185,800	1,630,024
MTR Corp., Ltd.	139,000	754,085
New World Development Co., Ltd.	137,750	698,431
PCCW, Ltd.	384,000	233,341
Power Assets Holdings, Ltd.	125,500	660,607
Sino Land Co., Ltd.	286,000	391,121
SJM Holdings, Ltd.	179,000	209,459
Sun Hung Kai Properties, Ltd.	117,500	1,568,981
Swire Pacific, Ltd., Class A	45,000	258,352
Swire Properties, Ltd.	105,600	322,207
Techtronic Industries Co., Ltd.	124,000	1,589,385

		33,620,637

Ireland — 0.7%
CRH PLC	70,867	2,774,397
DCC PLC	8,894	673,717
Flutter Entertainment PLC†	13,936	2,584,964
James Hardie Industries PLC CDI	40,015	1,158,765
Kerry Group PLC, Class A	14,355	2,010,284
Kingspan Group PLC†	13,902	1,213,047
Smurfit Kappa Group PLC	20,465	870,033

		11,285,207

Isle of Man — 0.1%
GVC Holdings PLC†	52,621	726,421

Israel — 0.5%
Azrieli Group, Ltd.	3,832	234,005
Bank Hapoalim BM†	102,535	671,705
Bank Leumi Le-Israel BM	131,194	736,898

Security Description	Shares	Value (Note 2)

Israel (continued)
Check Point Software Technologies, Ltd.†	10,329	$1,215,517
CyberArk Software, Ltd.†	3,497	401,700
Elbit Systems, Ltd.	2,395	306,624
ICL Group, Ltd.	63,597	301,845
Israel Discount Bank, Ltd., Class A	105,108	355,878
Mizrahi Tefahot Bank, Ltd.	12,736	272,054
NICE, Ltd.†	5,634	1,354,551
Teva Pharmaceutical Industries, Ltd. ADR†	98,924	940,767
Wix.com, Ltd.†	4,653	1,188,516

		7,980,060

Italy — 1.6%
Assicurazioni Generali SpA	99,620	1,701,671
Atlantia SpA†	44,740	815,465
DiaSorin SpA	2,273	478,824
Enel SpA	734,425	7,332,616
Eni SpA	229,712	2,275,122
FinecoBank Banca Fineco SpA†	55,040	862,372
Infrastrutture Wireless Italiane SpA*	21,672	278,937
Intesa Sanpaolo SpA†	1,493,238	3,429,541
Leonardo SpA#	36,544	264,339
Mediobanca Banca di Credito Finanziario SpA	56,081	499,983
Moncler SpA†	17,494	858,916
Nexi SpA†*	39,681	747,869
Pirelli & C SpA†#*	36,119	193,881
Poste Italiane SpA*	47,176	480,804
Prysmian SpA	21,792	713,032
Recordati Industria Chimica e Farmaceutica SpA#	9,442	502,663
Snam SpA	183,929	1,031,837
Telecom Italia SpA	755,047	353,508
Telecom Italia SpA (RSP)	544,298	276,263
Terna Rete Elettrica Nazionale SpA#	127,049	950,525
UniCredit SpA†	191,919	1,978,648

		26,026,816

Japan — 21.9%
ABC-Mart, Inc.	3,000	156,322
Acom Co., Ltd.	36,000	172,759
Advantest Corp.	18,000	1,251,724
Aeon Co., Ltd.	59,000	1,754,741
Aeon Mall Co., Ltd.	9,200	147,605
AGC, Inc.	17,500	582,495
Air Water, Inc.	16,600	273,646
Aisin Seiki Co., Ltd.	14,600	432,826
Ajinomoto Co., Inc.	42,100	879,301
Alfresa Holdings Corp.	17,000	340,326
Amada Co., Ltd.	29,200	281,372
ANA Holdings, Inc.†#	10,400	250,785
Aozora Bank, Ltd.#	10,700	194,219
Asahi Group Holdings, Ltd.	40,900	1,581,545
Asahi Intecc Co., Ltd.	17,600	644,828
Asahi Kasei Corp.	113,300	1,038,692
Astellas Pharma, Inc.	168,100	2,388,662
Bandai Namco Holdings, Inc.	18,000	1,643,103
Bank of Kyoto, Ltd.	5,100	254,512
Benesse Holdings, Inc.	6,500	136,475
Bridgestone Corp.	48,300	1,685,874
Brother Industries, Ltd.	20,100	385,057
Calbee, Inc.	7,900	233,444
Canon, Inc.#	90,300	1,603,171
Casio Computer Co., Ltd.	17,500	314,296
Central Japan Railway Co.	13,000	1,656,130
Chiba Bank, Ltd.	47,900	271,617
Chubu Electric Power Co., Inc.	58,200	701,020
Chugai Pharmaceutical Co., Ltd.	60,600	2,927,839

105

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Chugoku Electric Power Co., Inc.	26,200	$333,021
Coca-Cola Bottlers Japan Holdings, Inc.#	11,202	172,322
Concordia Financial Group, Ltd.	92,800	329,778
Cosmos Pharmaceutical Corp.	1,810	312,069
CyberAgent, Inc.	9,149	626,584
Dai Nippon Printing Co., Ltd.	22,000	412,184
Dai-ichi Life Holdings, Inc.	97,400	1,534,237
Daicel Corp.	21,400	150,456
Daifuku Co., Ltd.	9,191	1,065,240
Daiichi Sankyo Co., Ltd.	153,600	5,434,851
Daikin Industries, Ltd.	22,500	5,100,216
Daito Trust Construction Co., Ltd.	5,900	578,697
Daiwa House Industry Co., Ltd.	51,100	1,566,284
Daiwa House REIT Investment Corp.	178	428,462
Daiwa Securities Group, Inc.	130,400	567,190
Denso Corp.	39,100	1,846,014
Dentsu Group, Inc.#	19,500	635,057
Disco Corp.	2,600	828,065
East Japan Railway Co.	27,300	1,696,575
Eisai Co., Ltd.	22,800	1,722,448
Electric Power Development Co., Ltd.	12,400	166,759
ENEOS Holdings, Inc.	277,100	951,536
FANUC Corp.	17,300	4,203,204
Fast Retailing Co., Ltd.	5,300	4,362,854
Fuji Electric Co., Ltd.	11,500	408,669
FUJIFILM Holdings Corp.	32,500	1,751,078
Fujitsu, Ltd.	17,800	2,473,075
Fukuoka Financial Group, Inc.	15,500	276,595
GLP J-REIT	329	497,597
GMO Payment Gateway, Inc.	3,700	518,851
Hakuhodo DY Holdings, Inc.	21,100	305,182
Hamamatsu Photonics KK	12,700	714,071
Hankyu Hanshin Holdings, Inc.	20,700	676,121
Hikari Tsushin, Inc.	1,900	456,255
Hino Motors, Ltd.	25,900	224,516
Hirose Electric Co., Ltd.	2,935	414,948
Hisamitsu Pharmaceutical Co., Inc.	4,600	269,655
Hitachi Construction Machinery Co., Ltd.	9,700	268,608
Hitachi Metals, Ltd.	19,400	284,868
Hitachi, Ltd.	87,400	3,320,195
Honda Motor Co., Ltd.	147,200	4,048,705
Hoshizaki Corp.#	4,600	455,153
Hoya Corp.	33,900	4,516,753
Hulic Co., Ltd.	27,400	277,412
Idemitsu Kosan Co., Ltd.	17,476	363,916
Iida Group Holdings Co., Ltd.	13,300	267,274
Inpex Corp.	92,400	516,874
Isetan Mitsukoshi Holdings, Ltd.	30,400	163,356
Isuzu Motors, Ltd.	49,800	485,598
Ito En, Ltd.	4,843	373,894
ITOCHU Corp.	121,600	3,212,966
Itochu Techno-Solutions Corp.	8,700	307,083
Japan Airlines Co., Ltd.†	10,000	189,368
Japan Airport Terminal Co., Ltd.#	4,600	267,893
Japan Exchange Group, Inc.	46,000	1,138,324
Japan Post Bank Co., Ltd.	36,600	288,172
Japan Post Holdings Co., Ltd.	142,200	1,052,471
Japan Post Insurance Co., Ltd.	20,300	338,333
Japan Prime Realty Investment Corp.#	74	217,251
Japan Real Estate Investment Corp.	119	617,797
Japan Retail Fund Investment Corp.#	236	376,379
Japan Tobacco, Inc.	108,400	2,201,226
JFE Holdings, Inc.†	44,400	406,575
JGC Holdings Corp.	19,900	178,223
JSR Corp.	18,400	508,467

Security Description	Shares	Value (Note 2)

Japan (continued)
JTEKT Corp.	18,600	$144,489
Kajima Corp.	40,600	533,944
Kakaku.com, Inc.	12,100	339,472
Kamigumi Co., Ltd.	8,900	153,875
Kansai Electric Power Co., Inc.	63,600	581,964
Kansai Paint Co., Ltd.	16,000	485,057
Kao Corp.	43,500	3,253,333
Kawasaki Heavy Industries, Ltd.†	12,800	185,747
KDDI Corp.	145,600	4,159,502
Keihan Holdings Co., Ltd.	8,700	409,583
Keikyu Corp.	19,899	340,608
Keio Corp.	9,300	660,086
Keisei Electric Railway Co., Ltd.	11,700	392,802
Keyence Corp.	16,500	8,422,270
Kikkoman Corp.	13,100	814,358
Kintetsu Group Holdings Co., Ltd.	15,500	687,404
Kirin Holdings Co., Ltd.	74,300	1,618,018
Kobayashi Pharmaceutical Co., Ltd.	4,401	529,047
Kobe Bussan Co., Ltd.	11,140	388,406
Koito Manufacturing Co., Ltd.	9,400	565,441
Komatsu, Ltd.	79,000	1,922,031
Konami Holdings Corp.	8,400	440,115
Kose Corp.	2,979	454,840
Kubota Corp.	93,700	1,858,294
Kuraray Co., Ltd.	28,800	285,793
Kurita Water Industries, Ltd.	8,900	328,209
Kyocera Corp.	29,000	1,656,389
Kyowa Kirin Co., Ltd.	24,400	662,586
Kyushu Electric Power Co., Inc.	34,300	289,447
Kyushu Railway Co.	13,500	284,224
Lasertec Corp.†	6,825	719,109
Lawson, Inc.	4,500	203,879
LINE Corp.†	3,300	170,057
Lion Corp.#	20,300	479,889
LIXIL Corp.	24,000	575,862
M3, Inc.	39,800	3,668,157
Makita Corp.	20,200	1,044,828
Marubeni Corp.	149,100	869,036
Marui Group Co., Ltd.	17,200	314,015
Maruichi Steel Tube, Ltd.	5,100	107,276
Mazda Motor Corp.	51,300	303,181
McDonald’s Holdings Co. Japan, Ltd.#	6,000	291,379
Mebuki Financial Group, Inc.	83,700	171,569
Medipal Holdings Corp.	16,600	312,125
MEIJI Holdings Co., Ltd.	10,300	728,103
Mercari, Inc.†#	7,700	352,548
Minebea Mitsumi, Inc.	32,800	683,019
MISUMI Group, Inc.	25,600	803,065
Mitsubishi Chemical Holdings Corp.	115,600	639,454
Mitsubishi Corp.	120,700	2,812,865
Mitsubishi Electric Corp.	164,800	2,420,697
Mitsubishi Estate Co., Ltd.	106,800	1,845,471
Mitsubishi Gas Chemical Co., Inc.	14,300	303,259
Mitsubishi Heavy Industries, Ltd.	28,900	650,942
Mitsubishi Materials Corp.	10,100	191,745
Mitsubishi Motors Corp.†#	60,600	109,126
Mitsubishi UFJ Financial Group, Inc.	1,103,800	4,741,899
Mitsubishi UFJ Lease & Finance Co., Ltd.	36,400	167,008
Mitsui & Co., Ltd.	147,300	2,511,437
Mitsui Chemicals, Inc.	16,600	466,358
Mitsui Fudosan Co., Ltd.	84,000	1,755,230
Miura Co., Ltd.	7,936	417,324
Mizuho Financial Group, Inc.	217,820	2,769,694
MonotaRO Co., Ltd.	11,300	689,473
MS&AD Insurance Group Holdings, Inc.	40,200	1,168,649

106

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Murata Manufacturing Co., Ltd.	51,900	$4,538,267
Nabtesco Corp.	10,200	421,092
Nagoya Railroad Co., Ltd.	16,900	464,912
NEC Corp.	22,300	1,202,577
Nexon Co., Ltd.	43,900	1,326,671
NGK Insulators, Ltd.	23,300	370,256
NGK Spark Plug Co., Ltd.	13,800	249,960
NH Foods, Ltd.	7,400	315,776
Nidec Corp.	40,400	5,148,678
Nihon M&A Center, Inc.	13,524	945,644
Nikon Corp.	27,300	169,710
Nintendo Co., Ltd.	10,100	5,733,008
Nippon Building Fund, Inc.	115	635,584
Nippon Express Co., Ltd.	6,500	434,579
Nippon Paint Holdings Co., Ltd.	13,200	1,690,460
Nippon Prologis REIT, Inc.#	189	592,888
Nippon Shinyaku Co., Ltd.	4,100	292,969
Nippon Steel Corp.†	72,900	891,349
Nippon Telegraph & Telephone Corp.	116,200	2,743,611
Nippon Yusen KK	13,800	300,851
Nissan Chemical Corp.	11,200	669,425
Nissan Motor Co., Ltd.†	209,600	988,774
Nisshin Seifun Group, Inc.	17,900	290,961
Nissin Foods Holdings Co., Ltd.	5,700	470,632
Nitori Holdings Co., Ltd.	7,200	1,533,103
Nitto Denko Corp.	14,300	1,183,448
Nomura Holdings, Inc.	283,900	1,424,939
Nomura Real Estate Holdings, Inc.	10,400	225,134
Nomura Real Estate Master Fund, Inc.	383	498,927
Nomura Research Institute, Ltd.	28,900	975,790
NSK, Ltd.	32,400	262,241
NTT Data Corp.	57,000	757,816
Obayashi Corp.	58,600	516,398
OBIC Co., Ltd.	6,300	1,416,293
Odakyu Electric Railway Co., Ltd.	26,599	806,378
Oji Holdings Corp.	77,900	353,684
Olympus Corp.	105,200	2,273,791
Omron Corp.	16,800	1,517,471
Ono Pharmaceutical Co., Ltd.	33,400	1,056,707
Oracle Corp. Japan	3,500	387,883
Oriental Land Co., Ltd.	18,100	3,079,947
ORIX Corp.	118,600	1,764,232
Orix JREIT, Inc.	237	354,138
Osaka Gas Co., Ltd.	33,900	650,724
Otsuka Corp.	9,400	455,594
Otsuka Holdings Co., Ltd.	35,300	1,434,316
Pan Pacific International Holdings Corp.	37,200	879,046
Panasonic Corp.	199,330	2,124,086
Park24 Co., Ltd.†	9,800	146,061
PeptiDream, Inc.†	8,500	433,142
Persol Holdings Co., Ltd.	16,074	294,382
Pigeon Corp.	10,400	464,215
Pola Orbis Holdings, Inc.#	8,232	164,403
Rakuten, Inc.	77,700	870,032
Recruit Holdings Co., Ltd.	114,883	4,841,812
Renesas Electronics Corp.†	69,600	618,667
Resona Holdings, Inc.	188,900	661,693
Ricoh Co., Ltd.	60,500	403,913
Rinnai Corp.	3,300	385,000
Rohm Co., Ltd.	7,900	659,090
Ryohin Keikaku Co., Ltd.	21,540	442,973
Santen Pharmaceutical Co., Ltd.	32,500	540,110
SBI Holdings, Inc.	21,400	580,096
SCSK Corp.	4,714	281,305
Secom Co., Ltd.	19,000	1,891,810

Security Description	Shares	Value (Note 2)

Japan (continued)
Sega Sammy Holdings, Inc.	15,600	$219,207
Seibu Holdings, Inc.	19,000	188,362
Seiko Epson Corp.	25,300	377,319
Sekisui Chemical Co., Ltd.	32,300	557,825
Sekisui House, Ltd.	55,600	1,000,161
Seven & i Holdings Co., Ltd.	68,000	2,157,893
Seven Bank, Ltd.	53,200	116,694
SG Holdings Co., Ltd.	28,856	862,363
Sharp Corp.#	19,200	257,471
Shimadzu Corp.	20,000	719,349
Shimamura Co., Ltd.	2,000	206,897
Shimano, Inc.	6,700	1,587,720
Shimizu Corp.	49,800	378,270
Shin-Etsu Chemical Co., Ltd.	32,000	5,252,107
Shinsei Bank, Ltd.#	14,000	166,552
Shionogi & Co., Ltd.	23,900	1,280,390
Shiseido Co., Ltd.	36,100	2,544,981
Shizuoka Bank, Ltd.	37,600	267,234
Showa Denko KK#	12,200	226,354
SMC Corp.	5,200	3,303,295
SoftBank Corp.	259,300	3,190,334
SoftBank Group Corp.	141,500	9,856,207
Sohgo Security Services Co., Ltd.	6,400	342,682
Sompo Holdings, Inc.	30,300	1,163,822
Sony Corp.	113,900	10,587,027
Square Enix Holdings Co., Ltd.	8,300	509,607
Stanley Electric Co., Ltd.	11,800	346,992
Subaru Corp.	55,600	1,104,012
SUMCO Corp.	23,704	479,983
Sumitomo Chemical Co., Ltd.	134,500	476,676
Sumitomo Corp.	107,300	1,322,236
Sumitomo Dainippon Pharma Co., Ltd.	16,200	205,293
Sumitomo Electric Industries, Ltd.	68,100	778,845
Sumitomo Heavy Industries, Ltd.	10,000	215,805
Sumitomo Metal Mining Co., Ltd.	21,000	781,868
Sumitomo Mitsui Financial Group, Inc.	117,800	3,421,165
Sumitomo Mitsui Trust Holdings, Inc.	30,500	891,336
Sumitomo Realty & Development Co., Ltd.	27,900	909,957
Sumitomo Rubber Industries, Ltd.	15,400	136,151
Sundrug Co., Ltd.	6,480	271,862
Suntory Beverage & Food, Ltd.	12,600	460,431
Suzuken Co., Ltd.	6,100	233,132
Suzuki Motor Corp.	33,300	1,787,483
Sysmex Corp.	15,100	1,580,872
T&D Holdings, Inc.	48,600	567,466
Taiheiyo Cement Corp.	10,900	292,964
Taisei Corp.	17,200	607,931
Taisho Pharmaceutical Holdings Co., Ltd.	3,100	197,165
Taiyo Nippon Sanso Corp.	13,700	228,858
Takeda Pharmaceutical Co., Ltd.	142,300	5,104,535
TDK Corp.	11,700	1,649,655
Teijin, Ltd.	16,100	275,119
Terumo Corp.	58,300	2,315,806
THK Co., Ltd.	10,900	336,710
TIS, Inc.	20,256	403,180
Tobu Railway Co., Ltd.	17,100	512,672
Toho Co., Ltd.	10,100	427,605
Toho Gas Co., Ltd.	6,700	438,324
Tohoku Electric Power Co., Inc.	38,600	323,515
Tokio Marine Holdings, Inc.	57,000	2,833,621
Tokyo Century Corp.#	3,916	259,191
Tokyo Electric Power Co. Holdings, Inc.†	130,600	340,261
Tokyo Electron, Ltd.	13,500	4,586,638
Tokyo Gas Co., Ltd.	34,000	763,534
Tokyu Corp.	45,100	547,334

107

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Tokyu Fudosan Holdings Corp.	55,200	$267,540
Toppan Printing Co., Ltd.	23,700	323,491
Toray Industries, Inc.	125,200	678,886
Toshiba Corp.	34,900	976,799
Tosoh Corp.	23,500	370,508
TOTO, Ltd.	12,800	724,598
Toyo Suisan Kaisha, Ltd.	8,000	393,103
Toyoda Gosei Co., Ltd.	5,900	160,046
Toyota Industries Corp.	13,200	953,333
Toyota Motor Corp.	191,500	12,838,204
Toyota Tsusho Corp.	19,200	663,908
Trend Micro, Inc.#	12,100	657,155
Tsuruha Holdings, Inc.	3,304	483,574
Unicharm Corp.	36,400	1,765,261
United Urban Investment Corp.#	267	301,782
USS Co., Ltd.	19,799	414,186
Welcia Holdings Co., Ltd.	8,500	341,547
West Japan Railway Co.	14,700	670,793
Yakult Honsha Co., Ltd.	11,600	552,778
Yamada Holdings Co., Ltd.	65,500	311,188
Yamaha Corp.	12,100	690,766
Yamaha Motor Co., Ltd.	25,300	487,098
Yamato Holdings Co., Ltd.	27,900	704,716
Yamazaki Baking Co., Ltd.#	10,900	180,831
Yaskawa Electric Corp.	21,700	1,045,508
Yokogawa Electric Corp.	20,600	363,854
Yokohama Rubber Co., Ltd.#	10,700	156,093
Z Holdings Corp.	239,500	1,507,198
ZOZO, Inc.	9,893	246,756

		348,610,528

Jersey — 0.6%
Experian PLC	82,018	2,893,198
Ferguson PLC	20,292	2,278,884
Glencore PLC†	902,370	2,548,544
WPP PLC	110,645	1,070,307

		8,790,933

Luxembourg — 0.2%
ArcelorMittal SA†	64,728	1,185,186
Aroundtown SA†	90,177	625,829
Eurofins Scientific SE†	11,910	966,918
SES SA FDR	34,625	314,973
Tenaris SA	42,640	329,898

		3,422,804

Netherlands — 4.2%
ABN AMRO Bank NV CVA†*	38,196	394,112
Adyen NV†*	1,635	3,124,398
Aegon NV	161,576	604,420
AerCap Holdings NV†	11,706	430,313
Airbus SE†#	53,100	5,556,850
Akzo Nobel NV	17,424	1,851,043
Altice Europe NV†#	56,264	296,512
Argenx SE†	4,032	1,150,450
ASML Holding NV	38,436	16,681,942
CNH Industrial NV†	92,402	1,010,513
Davide Campari-Milano NV	52,445	606,447
EXOR NV	9,793	681,971
Ferrari NV	11,382	2,400,418
Fiat Chrysler Automobiles NV†	99,124	1,544,925
Heineken Holding NV	10,403	961,095
Heineken NV	23,405	2,471,360
ING Groep NV†	352,208	3,434,575
Just Eat Takeaway.com NV†#*	11,414	1,212,297

Security Description	Shares	Value (Note 2)

Netherlands (continued)
Koninklijke Ahold Delhaize NV	99,393	$2,844,278
Koninklijke DSM NV	15,563	2,548,883
Koninklijke KPN NV	322,582	961,596
Koninklijke Philips NV†	82,634	4,273,996
Koninklijke Vopak NV	6,349	333,457
NN Group NV	26,028	1,057,168
Prosus NV	44,011	4,768,968
QIAGEN NV†	20,603	993,128
Randstad NV†	10,759	667,362
STMicroelectronics NV	57,555	2,253,241
Wolters Kluwer NV	24,653	2,067,336

		67,183,054

New Zealand — 0.3%
a2 Milk Co., Ltd.†#	66,805	690,944
Auckland International Airport, Ltd.†	113,023	616,578
Fisher & Paykel Healthcare Corp., Ltd.	51,888	1,306,908
Mercury NZ, Ltd.	61,507	258,772
Meridian Energy, Ltd.	115,698	521,649
Ryman Healthcare, Ltd.	36,119	373,062
Spark New Zealand, Ltd.	165,882	530,403

		4,298,316

Norway — 0.5%
Adevinta ASA†	21,647	357,219
DNB ASA†	85,619	1,550,996
Equinor ASA	90,442	1,425,372
Gjensidige Forsikring ASA	18,060	393,240
Mowi ASA	39,690	803,312
Norsk Hydro ASA	121,437	491,432
Orkla ASA	67,820	649,542
Schibsted ASA, Class B†	8,850	322,328
Telenor ASA	65,126	1,108,751
Yara International ASA#	15,988	646,644

		7,748,836

Papua New Guinea — 0.0%
Oil Search, Ltd.#	178,245	476,260

Portugal — 0.1%
Banco Espirito Santo SA†(1)	213,818	0
EDP - Energias de Portugal SA	250,779	1,336,566
Galp Energia SGPS SA	45,263	488,303
Jeronimo Martins SGPS SA	22,730	389,350

		2,214,219

Singapore — 0.9%
Ascendas Real Estate Investment Trust	277,748	615,078
CapitaLand Integrated Commercial Trust	408,952	591,557
CapitaLand, Ltd.	231,900	541,212
City Developments, Ltd.	41,100	239,034
DBS Group Holdings, Ltd.	162,100	3,045,834
Genting Singapore, Ltd.	546,000	337,904
Jardine Cycle & Carriage, Ltd.	8,900	128,807
Keppel Corp., Ltd.	131,500	497,114
Mapletree Commercial Trust	194,400	295,699
Mapletree Logistics Trust	245,078	359,992
Oversea-Chinese Banking Corp., Ltd.	298,600	2,244,259
Singapore Airlines, Ltd.†	121,849	394,307
Singapore Exchange, Ltd.	72,600	481,239
Singapore Technologies Engineering, Ltd.	141,000	405,816
Singapore Telecommunications, Ltd.	737,200	1,313,729
Suntec Real Estate Investment Trust	178,000	200,410
United Overseas Bank, Ltd.	106,200	1,782,472
UOL Group, Ltd.	41,900	230,252
Venture Corp., Ltd.	24,852	348,927

108

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Singapore (continued)
Wilmar International, Ltd.	173,500	$544,633
Yangzijiang Shipbuilding Holdings, Ltd.	233,300	153,081

		14,751,356

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	24,152	763,170
Aena SME SA†*	6,095	993,140
Amadeus IT Group SA	40,679	2,788,187
Banco Bilbao Vizcaya Argentaria SA	602,097	2,822,572
Banco Santander SA†	1,500,584	4,327,258
Bankinter SA#	60,874	301,274
CaixaBank SA	324,067	829,952
Cellnex Telecom SA#*	28,568	1,802,010
Enagas SA	22,474	547,422
Endesa SA	28,681	820,065
Ferrovial SA (Madrid)#	43,760	1,217,284
Ferrovial SA†	438	12,173
Grifols SA#	26,935	763,074
Iberdrola SA	536,392	7,322,917
Industria de Diseno Textil SA	98,500	3,272,257
Mapfre SA#	97,327	186,567
Naturgy Energy Group SA#	26,659	614,857
Red Electrica Corp. SA	39,087	798,919
Repsol SA	134,340	1,291,275
Siemens Gamesa Renewable Energy SA	21,527	768,557
Telefonica SA	439,537	1,917,372

		34,160,302

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	239,269	240,780
HKT Trust & HKT, Ltd.	342,000	447,408
Unibail-Rodamco-Westfield#	12,495	886,828

		1,575,016

Sweden — 2.7%
Alfa Laval AB†	28,407	716,393
Assa Abloy AB, Class B	90,506	2,153,724
Atlas Copco AB, Class A	60,636	3,055,519
Atlas Copco AB, Class B	35,236	1,555,792
Boliden AB	24,698	850,920
Electrolux AB, Series B	20,366	488,201
Epiroc AB, Class A	59,507	988,673
Epiroc AB, Class B	35,214	559,604
EQT AB	21,513	478,699
Essity AB, Class B	54,789	1,736,890
Evolution Gaming Group AB*	11,480	981,373
Hennes & Mauritz AB, Class B†	72,543	1,535,964
Hexagon AB, Class B	25,413	2,109,034
Husqvarna AB, Class B	37,745	401,879
ICA Gruppen AB	9,082	439,016
Industrivarden AB, Class C†	14,419	439,787
Investment AB Latour, Class B	13,369	351,959
Investor AB, Class B	41,129	2,846,503
Kinnevik AB Class B	21,844	1,087,374
L E Lundbergforetagen AB, Class B†	6,863	351,436
Lundin Energy AB	16,782	401,700
Nibe Industrier AB, Class B†	28,158	793,174
Sandvik AB†	101,942	2,286,204
Securitas AB, Class B†	28,275	464,827
Skandinaviska Enskilda Banken AB, Class A†	146,961	1,553,415
Skanska AB, Class B	30,717	729,882
SKF AB, Class B	34,373	846,410
Svenska Cellulosa AB SCA, Class B†	54,709	884,399
Svenska Handelsbanken AB, Class A†	140,488	1,426,681
Swedbank AB, Class A†	81,774	1,479,901

Security Description	Shares	Value (Note 2)

Sweden (continued)
Swedish Match AB	14,646	$1,179,617
Tele2 AB, Class B	45,093	579,902
Telefonaktiebolaget LM Ericsson, Class B	263,560	3,221,941
Telia Co AB	221,572	939,309
Volvo AB, Class B†	134,299	3,050,222

		42,966,324

Switzerland — 8.3%
ABB, Ltd.	166,413	4,389,458
Adecco Group AG	14,012	848,661
Alcon, Inc.†	44,400	2,832,806
Baloise Holding AG	4,186	721,812
Banque Cantonale Vaudoise	2,720	280,156
Barry Callebaut AG	273	586,105
Chocoladefabriken Lindt & Spruengli AG	9	800,220
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	98	836,303
Cie Financiere Richemont SA	47,136	3,915,076
Clariant AG	17,984	360,966
Coca-Cola HBC AG	18,081	521,143
Credit Suisse Group AG	219,263	2,769,892
EMS-Chemie Holding AG	739	675,367
Geberit AG	3,345	2,013,442
Givaudan SA	834	3,399,324
Julius Baer Group, Ltd.	20,210	1,166,231
Kuehne & Nagel International AG	4,876	1,103,706
LafargeHolcim, Ltd.	47,275	2,479,369
Logitech International SA	14,850	1,313,500
Lonza Group AG	6,724	4,214,570
Nestle SA	268,727	29,919,998
Novartis AG	200,494	18,150,912
Partners Group Holding AG	1,688	1,811,059
Roche Holding AG	63,440	20,876,734
Schindler Holding AG (Participation Certificate)	3,677	1,003,462
Schindler Holding AG	1,817	481,068
SGS SA	547	1,558,386
Sika AG	12,803	3,267,142
Sonova Holding AG†	4,943	1,224,395
Straumann Holding AG	934	1,070,952
Swatch Group AG (TRQX)	4,751	227,839
Swatch Group AG (XEGT)	2,613	644,660
Swiss Life Holding AG	2,882	1,286,950
Swiss Prime Site AG	6,860	617,494
Swiss Re AG	26,608	2,430,807
Swisscom AG	2,339	1,235,455
Temenos AG	5,984	755,943
UBS Group AG	331,042	4,695,605
Vifor Pharma AG	4,109	602,729
Zurich Insurance Group AG	13,586	5,515,131

		132,604,828

United Kingdom — 11.3%
3i Group PLC	87,868	1,253,997
Admiral Group PLC	17,258	657,324
Anglo American PLC	110,774	3,268,861
Antofagasta PLC	35,608	595,047
Ashtead Group PLC	40,572	1,720,558
Associated British Foods PLC	32,169	904,897
AstraZeneca PLC	118,493	12,329,478
Auto Trader Group PLC*	87,548	654,302
AVEVA Group PLC#	5,834	263,816
Aviva PLC	354,661	1,518,686
BAE Systems PLC	290,339	1,950,810
Barclays PLC†	1,565,554	2,808,427
Barratt Developments PLC†	91,950	760,016

109

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Berkeley Group Holdings PLC	11,351	$699,731
BHP Group PLC	190,716	4,318,743
BP PLC	1,829,458	6,040,041
British American Tobacco PLC	207,162	7,289,720
British Land Co. PLC#	79,494	499,896
BT Group PLC	803,110	1,250,538
Bunzl PLC	30,412	956,427
Burberry Group PLC	36,544	842,345
Coca-Cola European Partners PLC	18,454	824,525
Compass Group PLC	161,068	2,842,997
Croda International PLC	11,638	924,085
Diageo PLC	211,048	8,103,130
Direct Line Insurance Group PLC	123,216	485,897
Evraz PLC	46,043	237,120
GlaxoSmithKline PLC	453,034	8,274,285
Halma PLC	34,281	1,012,750
Hargreaves Lansdown PLC	29,981	571,559
Hikma Pharmaceuticals PLC	15,607	542,633
HSBC Holdings PLC†	1,839,015	9,518,660
Imperial Brands PLC	85,459	1,550,583
Informa PLC†	135,638	958,739
InterContinental Hotels Group PLC†	15,669	969,882
Intertek Group PLC	14,573	1,072,814
J Sainsbury PLC	160,276	451,062
JD Sports Fashion PLC†	39,546	409,219
Johnson Matthey PLC#	17,476	518,151
Kingfisher PLC†	190,540	694,994
Land Securities Group PLC#	63,606	557,621
Legal & General Group PLC	538,680	1,814,743
Lloyds Banking Group PLC†	6,388,780	3,033,828
London Stock Exchange Group PLC	28,561	3,086,449
M&G PLC	234,767	586,837
Melrose Industries PLC†	438,691	897,731
Mondi PLC	43,845	969,134
National Grid PLC	316,930	3,584,620
Natwest Group PLC†	436,856	900,382
Next PLC	12,005	1,048,613
Ocado Group PLC†#	41,269	1,214,242
Pearson PLC#	67,941	586,024
Persimmon PLC	28,799	1,019,729
Prudential PLC	235,575	3,672,895
Reckitt Benckiser Group PLC	64,149	5,630,654
RELX PLC	174,397	4,062,892
Rentokil Initial PLC†	167,443	1,110,106
Rio Tinto PLC	101,316	6,529,257
Rolls-Royce Holdings PLC†	755,581	1,064,719
Royal Dutch Shell PLC, Class A#	370,334	6,276,053
Royal Dutch Shell PLC, Class B	334,661	5,506,425
RSA Insurance Group PLC	93,415	839,374
Sage Group PLC	98,496	794,425
Schroders PLC	11,225	481,711
Segro PLC	107,530	1,307,385
Severn Trent PLC	21,487	684,339
Smith & Nephew PLC	78,988	1,527,945
Smiths Group PLC	35,777	695,886
Spirax-Sarco Engineering PLC	6,658	988,355
SSE PLC	93,855	1,677,897
St James’s Place PLC#	48,457	658,925
Standard Chartered PLC†	242,248	1,460,393
Standard Life Aberdeen PLC	205,945	743,771
Taylor Wimpey PLC†	329,065	675,368
Tesco PLC	884,334	2,676,217
Unilever PLC	105,516	6,429,965
Unilever PLC	131,900	7,995,866
United Utilities Group PLC	61,573	739,103

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Vodafone Group PLC	2,417,572	$3,986,190
Whitbread PLC†	18,225	736,432
WM Morrison Supermarkets PLC#	217,170	520,702

		179,319,948

Total Common Stocks
(cost $1,181,979,473)		1,361,164,085

EXCHANGE-TRADED FUNDS — 2.7%
United States — 2.7%
iShares MSCI EAFE ETF (cost $35,134,311)	608,400	42,679,260

RIGHTS — 0.0%
Germany — 0.0%
Kion Group AG Expires 12/03/2020	5,865	2,085

Singapore — 0.0%
Ascendas Real Estate Investment Trust Expires 12/01/2020	10,277	77

Spain — 0.0%
Banco Santander SA Expires 12/03/2020	1,500,584	187,410

United Kingdom — 0.0%
Aveva Group PLC Expires 12/09/2020	4,537	67,751

Total Rights
(cost $478,911)		257,323

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023 (cost $0)	94,272	18,673

Total Long-Term Investment Securities
(cost $1,217,592,695)		1,404,119,341

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(2)(3)	15,131,098	15,131,098

U.S. Government Treasuries — 1.1%
United States Treasury Bills 0.07% due 02/25/2021(4)	$6,000,000	5,998,747
0.10% due 11/04/2021(4)	8,000,000	7,991,738
0.12% due 10/07/2021(4)	2,500,000	2,497,766
0.17% due 12/31/2020(4)	750,000	749,948

		17,238,199

Total Short-Term Investment Securities
(cost $32,369,999)		32,369,297

REPURCHASE AGREEMENTS — 10.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $159,502,000 and collateralized by $163,335,900 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $162,692,103 (cost $159,502,000)	159,502,000	159,502,000

TOTAL INVESTMENTS
(cost $1,409,464,694)(5)	100.2%	1,595,990,638
Liabilities in excess of other assets	(0.2)	(3,316,778)

NET ASSETS	100.0%	$1,592,673,860

110

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $23,966,955 representing 1.5% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $27,243,746. This was secured by collateral of $15,131,098, which was received in cash and subsequently invested in short-term investments currently valued at $15,131,098 as reported in the Portfolio of Investments. Additional collateral of $14,138,587 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
United States Treasury Bills	0.00%	12/24/2020 to 07/15/2021	$690,233
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 02/15/2050	13,448,354
(3)	The rate shown is the 7-day yield as of November 30, 2020.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange Traded Fund

FDR—Fiduciary Depositary Receipt

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX—Turquoise Stock Exchange

XEGT—Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1,862	Long	MSCI EAFE Index	December 2020	$183,120,329	$189,272,300	$6,151,971

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$91,899,063	$—	$0	$91,899,063
Portugal	2,214,219	—	0	2,214,219
Spain	34,148,129	12,173	—	34,160,302
Other Countries	1,232,890,501	—	—	1,232,890,501
Exchange-Traded Funds	42,679,260	—	—	42,679,260
Rights:
Singapore	—	77	—	77
Other Countries	257,246	—	—	257,246
Warrants	18,673	—	—	18,673
Short-Term Investment Securities:
Registered Investment Companies	15,131,098	—	—	15,131,098
U.S. Government Treasuries	—	17,238,199	—	17,238,199
Repurchase Agreements	—	159,502,000	—	159,502,000

Total Investments at Value	$1,419,238,189	$176,752,449	$0	$1,595,990,638

Other Financial Instruments:†

Futures Contracts	$6,151,971	$—	$—	$6,151,971

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

111

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Sovereign	65.9%
United States Treasury Notes	19.6
United States Treasury Bonds	4.0
Registered Investment Companies	3.8
Oil Companies-Integrated	1.7
Banks — Commercial	0.8
Electric — Generation	0.7
Electric — Distribution	0.4
Oil Companies — Exploration & Production	0.4
Investment Companies	0.4
Finance — Leasing Companies	0.3
Energy — Alternate Sources	0.2
Warehousing & Harbor Transportation Services	0.2
Building & Construction — Misc.	0.2
Multimedia	0.2
Industrial Gases	0.2
Steel — Producers	0.2
Food — Meat Products	0.2
Chemicals — Diversified	0.2
Electric — Integrated	0.1
Metal — Aluminum	0.1
Transport — Services	0.1
Cellular Telecom	0.1
Paper & Related Products	0.1

100.1%

Country Allocation*

United States	27.4%
Japan	10.1
Italy	5.6
Spain	5.5
France	5.4
United Kingdom	4.6
Mexico	2.6
Germany	2.6
Qatar	2.0
Saudi Arabia	1.9
Australia	1.9
Netherlands	1.7
Egypt	1.7
Colombia	1.6
Romania	1.6
United Arab Emirates	1.4
Indonesia	1.3
Oman	1.2
Ukraine	1.0
Sri Lanka	0.9
El Salvador	0.9
Belarus	0.9
Russia	0.8
Kenya	0.8
Philippines	0.8
British Virgin Islands	0.8
Canada	0.8
Chile	0.8
Turkey	0.8
Panama	0.7
Brazil	0.7
South Africa	0.7
Ghana	0.7
Belgium	0.7
Pakistan	0.6
Costa Rica	0.6
Ivory Coast	0.6
Poland	0.6
Uruguay	0.6
China	0.5
Singapore	0.5

Peru	0.5
Cayman Islands	0.4
Ireland	0.4
Luxembourg	0.3
Norway	0.3
Kazakhstan	0.3
Angola	0.2
Dominican Republic	0.2
India	0.2
Ethiopia	0.2
Georgia	0.1
Austria	0.1

100.1%

Credit Quality†#

Aaa	31.2%
Aa	11.9
A	13.0
Baa	18.6
Ba	5.1
B	7.2
Caa	1.2
Not Rated@	11.8

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unvailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

112

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 6.6%
Austria — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	$200,000	$210,800

Brazil — 0.4%
BRF SA Senior Notes 4.88% due 01/24/2030*	300,000	319,800
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	400,000	416,204

		736,004

British Virgin Islands — 0.8%
CNOOC Finance, Ltd. Company Guar. Notes 2.88% due 09/30/2029	420,000	438,227
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	400,000	441,168
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	330,000	333,300
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023	400,000	411,043

		1,623,738

Cayman Islands — 0.4%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	300,000	312,753
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	255,000	262,777
Lamar Funding, Ltd. Company Guar. Notes 3.96% due 05/07/2025	280,000	267,369

		842,899

Chile — 0.3%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	510,000	558,042

Colombia — 0.5%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	210,000	233,100
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	175,000	208,031
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	300,000	379,950
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	240,000	255,303

		1,076,384

India — 0.2%
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	430,000	444,620

Security Description	Principal Amount(1)	Value (Note 2)

Indonesia — 0.5%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	$200,000	$249,207
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041	300,000	400,478
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	400,000	377,711

		1,027,396

Luxembourg — 0.3%
Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*	220,000	237,708
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023	370,000	400,796

		638,504

Mexico — 1.1%
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	250,000	243,250
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	340,000	318,478
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	500,000	418,750
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	690,000	635,352
Petroleos Mexicanos Company Guar. Bonds 6.63% due 06/15/2038	300,000	262,800
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	500,000	430,000

		2,308,630

Netherlands — 0.9%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	300,000	303,090
MDGH—GMTN BV Company Guar. Notes 3.70% due 11/07/2049	300,000	342,750
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	250,000	264,375
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	420,000	442,140
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	400,000	452,920

		1,805,275

Peru — 0.2%
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	300,000	303,753

113

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Philippines — 0.2%
Philippine National Bank Senior Notes 3.28% due 09/27/2024		$400,000	$421,177

Singapore — 0.5%
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*		580,000	574,630
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		281,700	329,519

			904,149

United Arab Emirates — 0.2%
DP World PLC Senior Notes 4.70% due 09/30/2049		400,000	442,000

Total Foreign Corporate Bonds & Notes
(cost $12,748,101)			13,343,371

FOREIGN GOVERNMENT OBLIGATIONS — 65.9%
Angola — 0.2%
Republic of Angola Senior Notes 9.13% due 11/26/2049		570,000	488,319

Australia — 1.9%
Commonwealth of Australia Senior Notes 2.50% due 05/21/2030	AUD	1,000,000	844,752
Commonwealth of Australia Bonds 2.75% due 04/21/2024	AUD	1,000,000	799,346
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	600,000	550,157
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	830,660
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	800,000	748,016

			3,772,931

Belarus — 0.9%
Republic of Belarus Senior Notes 5.88% due 02/24/2026*		450,000	451,591
Republic of Belarus Senior Notes 6.38% due 02/24/2031*		550,000	550,248
Republic of Belarus Senior Notes 6.88% due 02/28/2023		750,000	771,435

			1,773,274

Belgium — 0.7%
Kingdom of Belgium Bonds 1.00% due 06/22/2031*	EUR	1,000,000	1,360,432

Brazil — 0.3%
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		600,000	663,900

Security Description	Principal Amount(1)		Value (Note 2)

Canada — 0.8%
Government of Canada Bonds 1.25% due 03/01/2025	CAD	1,000,000	$798,183
Government of Canada Bonds 1.25% due 06/01/2030	CAD	1,000,000	810,811

			1,608,994

Chile — 0.5%
Republic of Chile Senior Notes 2.45% due 01/31/2031		560,000	593,600
Republic of Chile Senior Notes 3.50% due 01/25/2050		400,000	455,504

			1,049,104

China — 0.3%
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*		600,000	599,094

Colombia — 1.1%
Republic of Colombia Senior Notes 3.13% due 04/15/2031		735,000	771,382
Republic of Colombia Senior Notes 4.50% due 03/15/2029		500,000	569,625
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	481,000
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		300,000	430,503

			2,252,510

Costa Rica — 0.6%
Republic of Costa Rica Senior Notes 6.13% due 02/19/2031		1,440,000	1,270,080

Dominican Republic — 0.2%
Dominican Republic Senior Notes 5.88% due 01/30/2060*		450,000	468,000

Egypt — 1.7%
Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	599,336
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		550,000	578,457
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	500,000	610,397
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	857,426
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		687,000	742,818

			3,388,434

114

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
El Salvador — 0.9%
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		$420,000	$370,020
Republic of El Salvador Senior Notes 7.65% due 06/15/2035		450,000	394,650
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*		740,000	700,780
Republic of El Salvador Senior Notes 9.50% due 07/15/2052		400,000	378,800

			1,844,250

Ethiopia — 0.2%
Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024		350,000	343,406

France — 5.4%
Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,354,759
Government of France Bonds 1.25% due 05/25/2036*	EUR	1,000,000	1,437,468
Government of France Bonds 1.75% due 06/25/2039*	EUR	1,800,000	2,838,619
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	459,158
Government of France Bonds 2.00% due 05/25/2048*	EUR	1,390,000	2,421,779
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	812,294
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,589,116

			10,913,193

Georgia — 0.1%
Republic of Georgia Notes 6.88% due 04/12/2021		270,000	273,518

Germany — 2.6%
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,000,000	1,299,155
Federal Republic of Germany Bonds 1.50% due 02/15/2023	EUR	1,000,000	1,253,196
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,202,282
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	700,000	1,441,633
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	103,673

			5,299,939

Security Description	Principal Amount(1)		Value (Note 2)

Ghana — 0.7%
Republic of Ghana Senior Notes 8.63% due 06/16/2049		$580,000	$565,355
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		314,000	308,109
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		400,000	517,228

			1,390,692

Indonesia — 0.8%
Republic of Indonesia Senior Notes 3.85% due 10/15/2030		300,000	350,601
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		750,000	838,155
Republic of Indonesia Senior Bonds 7.75% due 01/17/2038		300,000	475,114

			1,663,870

Ireland — 0.4%
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	776,853

Italy — 5.6%
Republic of Italy Bonds 1.25% due 12/01/2026	EUR	1,000,000	1,272,891
Republic of Italy Senior Notes 1.35% due 04/01/2030	EUR	1,000,000	1,284,378
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	800,000	1,022,136
Republic of Italy Senior Notes 2.00% due 02/01/2028	EUR	500,000	668,712
Republic of Italy Senior Notes 2.25% due 09/01/2036*	EUR	700,000	985,929
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	500,000	764,996
Republic of Italy Senior Notes 3.00% due 08/01/2029	EUR	190,000	276,004
Republic of Italy Senior Notes 3.85% due 09/01/2049*	EUR	550,000	1,026,082
Republic of Italy Senior Notes 4.75% due 09/01/2028*	EUR	150,000	238,843
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	350,000	658,110
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	1,102,695
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,275,405

115

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,913	$809,163

			11,385,344

Ivory Coast — 0.6%
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		560,000	616,000
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		550,000	619,503

			1,235,503

Japan — 10.1%
Government of Japan Bonds 0.10% due 12/20/2029	JPY	200,000,000	1,935,211
Government of Japan Bonds 0.10% due 06/20/2030	JPY	299,999,999	2,896,092
Government of Japan Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,470,977
Government of Japan Bonds 1.30% due 06/20/2035	JPY	75,000,000	828,657
Government of Japan Bonds 1.50% due 03/20/2034	JPY	90,000,000	1,011,302
Government of Japan Bonds 1.90% due 09/20/2042	JPY	120,000,000	1,494,609
Government of Japan Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,061,002
Government of Japan Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,256,533
Government of Japan Bonds 2.00% due 03/20/2042	JPY	130,000,000	1,638,336
Government of Japan Bonds 2.10% due 12/20/2027	JPY	60,000,000	663,661
Government of Japan Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,454,835
Government of Japan Bonds 2.20% due 03/20/2051	JPY	33,000,000	449,922
Government of Japan Bonds 2.30% due 12/20/2036	JPY	130,000,000	1,637,626
Government of Japan Bonds 2.30% due 03/20/2039	JPY	200,000,000	2,567,605

			20,366,368

Kazakhstan — 0.3%
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		350,000	564,245

Security Description	Principal Amount(1)		Value (Note 2)

Kenya — 0.8%
Republic of Kenya Senior Notes 6.88% due 06/24/2024		$480,000	$518,726
Republic of Kenya Senior Notes 7.00% due 05/22/2027		420,000	455,334
Republic of Kenya Senior Notes 8.00% due 05/22/2032		200,000	228,246
Republic of Kenya Senior Notes 8.25% due 02/28/2048		400,000	447,472

			1,649,778

Mexico — 1.5%
United Mexican States Senior Notes 2.66% due 05/24/2031		540,000	540,481
United Mexican States Senior Notes 4.50% due 01/31/2050		800,000	906,008
United Mexican States Senior Notes 5.00% due 04/27/2051#		380,000	457,938
United Mexican States Senior Notes 8.50% due 05/31/2029	MXN	20,000,000	1,185,339

			3,089,766

Netherlands — 0.8%
Kingdom of the Netherlands Bonds 2.50% due 01/15/2033*	EUR	1,000,000	1,625,354

Norway — 0.3%
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	5,000,000	610,466

Oman — 1.2%
Sultanate of Oman Senior Notes 5.38% due 03/08/2027		620,000	608,375
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*#		1,025,000	1,065,692
Sultanate of Oman Senior Notes 7.38% due 10/28/2032*#		800,000	838,448

			2,512,515

Pakistan — 0.6%
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		675,000	695,250
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		550,000	594,000

			1,289,250

Panama — 0.7%
Republic of Panama Senior Notes 2.25% due 09/29/2032		520,000	527,280

116

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama (continued)
Republic of Panama Senior Notes 3.87% due 07/23/2060		$300,000	$349,128
Republic of Panama Senior Notes 4.50% due 04/01/2056		200,000	254,000
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	293,752

			1,424,160

Peru — 0.3%
Republic of Peru Senior Notes 1.86% due 12/01/2032		550,000	545,875

Philippines — 0.6%
Republic of the Philippines Senior Notes 2.95% due 05/05/2045		700,000	745,659
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		400,000	465,911

			1,211,570

Poland — 0.6%
Republic of Poland Bonds 2.75% due 04/25/2028	PLN	2,000,000	601,695
Republic of Poland Bonds 2.75% due 10/25/2029	PLN	2,000,000	607,076

			1,208,771

Qatar — 2.0%
State of Qatar Senior Notes 3.40% due 04/16/2025*		480,000	528,000
State of Qatar Senior Notes 4.40% due 04/16/2050*		880,000	1,164,372
State of Qatar Senior Notes 4.82% due 03/14/2049		1,190,000	1,646,662
State of Qatar Senior Notes 5.10% due 04/23/2048		420,000	600,075

			3,939,109

Romania — 1.6%
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	1,000,000	1,202,990
Government of Romania Senior Notes 3.00% due 02/14/2031*		700,000	747,950
Government of Romania Senior Notes 3.00% due 02/14/2031		740,000	790,690
Government of Romania Senior Notes 4.00% due 02/14/2051*		500,000	546,250

			3,287,880

Security Description	Principal Amount(1)		Value (Note 2)

Russia — 0.8%
Russian Federation Senior Notes 4.38% due 03/21/2029		$1,200,000	$1,388,993
Russian Federation Senior Notes 5.25% due 06/23/2047		200,000	271,624

			1,660,617

Saudi Arabia — 1.9%
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		995,000	1,093,256
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		750,000	824,063
Kingdom of Saudi Arabia Senior Notes 3.63% due 03/04/2028		250,000	278,775
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*		500,000	636,250
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060		200,000	254,500
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		600,000	751,428

			3,838,272

South Africa — 0.7%
Republic of South Africa Senior Notes 4.30% due 10/12/2028		1,060,000	1,067,123
Republic of South Africa Senior Notes 5.38% due 07/24/2044		350,000	328,069

			1,395,192

Spain — 5.5%
Kingdom of Spain Notes 0.60% due 10/31/2029*	EUR	2,300,000	2,897,603
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	500,000	614,016
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	1,000,000	1,330,624
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,309,257
Kingdom of Spain Senior Notes 1.40% due 04/30/2028*	EUR	1,000,000	1,331,799
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	600,000	798,435
Kingdom of Spain Senior Notes 1.95% due 07/30/2030*	EUR	1,000,000	1,413,156
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	400,000	939,045

117

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	$536,754

			11,170,689

Sri Lanka — 0.9%
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		1,070,000	716,900
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		300,000	186,000
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		870,000	508,950
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030		800,000	468,000

			1,879,850

Turkey — 0.8%
Republic of Turkey Senior Notes 5.13% due 02/17/2028		700,000	682,570
Republic of Turkey Senior Notes 5.60% due 11/14/2024		250,000	255,302
Republic of Turkey Senior Notes 7.63% due 04/26/2029		600,000	664,728

			1,602,600

Ukraine — 1.0%
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	212,200
Government of Ukraine Senior Notes 7.75% due 09/01/2022		370,000	393,214
Government of Ukraine Senior Notes 7.75% due 09/01/2024		460,000	502,251
Government of Ukraine Senior Notes 9.75% due 11/01/2028		700,000	831,649

			1,939,314

United Arab Emirates — 1.2%
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*		510,000	544,354
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,050,000	1,176,000
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		215,000	266,703
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050#		400,000	496,192

			2,483,249

Security Description	Principal Amount(1)		Value (Note 2)

United Kingdom — 4.6%
United Kingdom Gilt Treasury Bonds 0.63% due 06/07/2025	GBP	1,000,000	$1,370,219
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	900,000	1,336,302
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	900,000	1,556,786
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	425,105
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	805,213
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	700,000	960,034
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	483,472
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	300,000	572,166
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	300,000	611,921
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	545,152
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	350,000	671,012

			9,337,382

Uruguay — 0.6%
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		$193,015	233,068
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		690,000	936,675

			1,169,743

Total Foreign Government Obligations
(cost $125,127,418)			133,623,655

U.S. GOVERNMENT TREASURIES — 23.6%
United States — 23.6%
United States Treasury Bonds 2.00% due 02/15/2050#		1,600,000	1,765,625
2.50% due 02/15/2045		500,000	604,433
2.88% due 05/15/2049		400,000	524,094
3.00% due 02/15/2047		1,200,000	1,591,172
3.13% due 08/15/2044		900,000	1,203,223
3.38% due 05/15/2044		700,000	970,758
3.38% due 11/15/2048		450,000	641,531
3.75% due 11/15/2043		500,000	729,590
United States Treasury Notes 0.25% due 07/31/2025		3,000,000	2,988,516
0.63% due 08/15/2030		2,000,000	1,961,250
1.38% due 06/30/2023		1,000,000	1,031,094
1.50% due 11/30/2024		1,000,000	1,048,711
1.50% due 08/15/2026		1,000,000	1,058,672

118

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount(1)/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States (continued)
1.50% due 02/15/2030	$2,000,000	$2,127,031
1.75% due 05/15/2023	2,000,000	2,077,422
2.00% due 11/30/2022	1,500,000	1,555,137
2.00% due 08/15/2025	2,000,000	2,155,312
2.00% due 11/15/2026	1,500,000	1,632,949
2.13% due 12/31/2022	1,100,000	1,145,074
2.13% due 03/31/2024	1,500,000	1,595,039
2.13% due 05/15/2025#	500,000	539,941
2.25% due 11/15/2024#	1,500,000	1,616,426
2.25% due 11/15/2025	1,000,000	1,092,422
2.25% due 11/15/2027	600,000	667,922
2.38% due 08/15/2024#	2,050,000	2,211,117
2.38% due 05/15/2027	1,200,000	1,340,062
2.50% due 08/15/2023	2,000,000	2,125,703
2.50% due 05/15/2024	1,700,000	1,832,879
2.75% due 11/15/2023	1,500,000	1,613,555
2.75% due 02/15/2024	1,200,000	1,297,641
2.75% due 02/15/2028	1,600,000	1,840,625
2.88% due 08/15/2028	1,500,000	1,748,730
3.13% due 11/15/2028	1,200,000	1,426,125

Total U.S. Government Treasuries
(cost $45,790,320)		47,759,781

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
China — 0.2%
China Minmetals Corp. 3.75% due 11/13/2022(2) (cost $410,439)	430,000	436,665

Total Long-Term Investment Securities
(cost $184,076,278)		195,163,472

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(4)	4,535,226	4,535,226
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(3)(4)	3,140,015	3,140,015

Total Short-Term Investment Securities
(cost $7,675,241)		7,675,241

TOTAL INVESTMENTS
(cost $191,751,519)(5)	100.1%	202,838,713
Liabilities in excess of other assets	(0.1)	(159,220)

NET ASSETS	100.0%	$202,679,493

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $40,261,280 representing 19.9% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)

At November 30, 2020, the Fund had loaned securities with a total value of $7,924,846. This was secured by collateral of $3,140,015, which was received in cash and subsequently invested in short-term investments currently valued at $3,140,015 as reported in the Portfolio of Investments. Additional collateral of $5,036,757 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	0.50% to 17.97%	07/01/2022 to 08/25/2056	$1,154,419
Federal National Mtg. Assoc.	1.32% to 38.46%	12/01/2020 to 08/25/2058	3,070,538
Government National Mtg. Assoc.	0.50% to 9.59%	10/20/2034 to 12/16/2062	341,689
United States Treasury Notes/Bonds	0.13% to 8.00%	04/15/2021 to 02/15/2047	470,111

(4)	The rate shown is the 7-day yield as of November 30, 2020.
(5)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Jen

MXN—Mexican Peso

NOK—Norwegian Krone

PLN--Polish Zloty

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:

Investments at Value:*

Foreign Corporate Bonds & Notes	$—	$13,343,371	$—	$13,343,371
Foreign Government Obligations	—	133,623,655	—	133,623,655
U.S. Government Treasuries	—	47,759,781	—	47,759,781
Preferred Securities/Capital Securities	—	436,665	—	436,665
Short-Term Investment Securities	7,675,241	—	—	7,675,241

Total Investments at Value	$7,675,241	$195,163,472	$—	$202,838,713

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

119

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Transport — Services	9.7%
Apparel Manufacturers	9.7
Banks — Commercial	7.7
Semiconductor Equipment	5.1
Industrial Automated/Robotic	5.0
Beverages — Wine/Spirits	4.8
Retail — Apparel/Shoe	4.5
Schools	4.1
Cosmetics & Toiletries	4.0
Computer Services	3.9
Semiconductor Components — Integrated Circuits	3.7
Food — Misc./Diversified	3.2
Insurance — Life/Health	3.1
Commercial Services — Finance	2.9
Private Equity	2.9
Electric — Transmission	2.8
E-Commerce/Services	2.8
Registered Investment Companies	2.8
E-Commerce/Products	2.5
Chemicals — Specialty	2.3
Medical Products	2.1
Food — Confectionery	1.6
Computer Aided Design	1.6
Athletic Footwear	1.6
Medical — Biomedical/Gene	1.4

95.8%

Country Allocation*

Denmark	10.3%
Netherlands	9.9
France	9.3
Japan	9.0
India	7.7
United States	6.7
Canada	6.6
Cayman Islands	6.6
Switzerland	5.4
Italy	4.5
United Kingdom	4.0
Taiwan	3.7
China	3.2
Hong Kong	3.1
Bermuda	2.8
Germany	1.6
Sweden	1.4

95.8%

*	Calculated as a percentage of net assets

120

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.0%
Bermuda — 2.8%
Brookfield Infrastructure Partners LP	317,155	$15,797,491

Canada — 6.6%
Brookfield Asset Management, Inc., Class A	405,101	16,402,539
Canada Goose Holdings, Inc.†#	623,216	20,715,700

		37,118,239

Cayman Islands — 6.6%
Alibaba Group Holding, Ltd. ADR†	54,096	14,246,722
TAL Education Group ADR†	324,761	22,752,756

		36,999,478

China — 3.2%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	745,612	18,033,702

Denmark — 10.3%
Chr. Hansen Holding A/S†	133,614	12,945,583
DSV PANALPINA A/S	284,572	44,900,739

		57,846,322

France — 9.3%
Dassault Systemes SE	48,587	8,986,237
Hermes International	34,637	33,772,323
Pernod Ricard SA	51,146	9,761,525

		52,520,085

Germany — 1.6%
adidas AG†	27,982	8,922,031

Hong Kong — 3.1%
AIA Group, Ltd.	1,571,318	17,221,340

India — 7.7%
HDFC Bank, Ltd.†	1,686,253	32,743,108
Kotak Mahindra Bank, Ltd.†	410,452	10,449,154

		43,192,262

Italy — 4.5%
Moncler SpA†	512,180	25,146,874

Japan — 9.0%
Keyence Corp.	55,400	28,278,410
Pigeon Corp.#	495,800	22,130,536

		50,408,946

Netherlands — 9.9%
Adyen NV†*	8,584	16,403,565
ASML Holding NV	65,773	28,546,710
Davide Campari-Milano NV	943,382	10,908,791

		55,859,066

Sweden — 1.4%
Vitrolife AB†	336,216	8,169,317

Security Description	Shares	Value (Note 2)

Switzerland — 5.4%
Chocoladefabriken Lindt & Spruengli AG	103	$9,158,074
Kuehne & Nagel International AG	43,210	9,780,795
Straumann Holding AG	10,234	11,734,611

		30,673,480

Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	216,704	21,024,622

United Kingdom — 4.0%
Diageo PLC	180,272	6,921,495
Rightmove PLC†	1,887,426	15,726,390

		22,647,885

United States — 3.9%
EPAM Systems, Inc.†	68,354	22,032,545

Total Long-Term Investment Securities
(cost $334,833,345)		523,613,685

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2) (cost $15,669,262)	15,669,262	15,669,262

TOTAL INVESTMENTS
(cost $350,502,607)(3)	95.8%	539,282,947
Other assets less liabilities	4.2	23,766,966

NET ASSETS	100.0%	$563,049,913

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $16,403,565 representing 2.9% of net assets.

(1)	The rate shown is the 7-day yield as of November 30, 2020.
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $25,829,968. This was secured by collateral of $15,669,262, which was received in cash and subsequently invested in short-term investments currently valued at $15,669,262 as reported in the Portfolio of Investments. Additional collateral of $11,391,340 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
United States Treasury Bills	0.00%	12/03/2020 to 04/08/2021	$348,721
United States Treasury Notes/Bonds	zero coupon to 4.25%	12/31/2020 to 05/15/2049	11,042,619

(3)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$523,613,685	$—	$—	$523,613,685
Short-Term Investment Securities	15,669,262	—	—	15,669,262

Total Investments at Value	$539,282,947	$—	$—	$539,282,947

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

121

VALIC Company I International Socially Responsible Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Medical — Drugs	6.0%
Insurance — Life/Health	4.0
Banks — Commercial	3.6
Cosmetics & Toiletries	3.0
Insurance — Multi-line	2.9
Telephone — Integrated	2.7
Auto — Cars/Light Trucks	2.0
Semiconductor Equipment	1.8
Real Estate Operations & Development	1.8
Real Estate Investment Trusts	1.7
Commercial Services	1.6
Chemicals — Specialty	1.6
Investment Companies	1.5
Electronic Components — Misc.	1.4
Chemicals — Diversified	1.3
Repurchase Agreements	1.3
Finance — Other Services	1.3
Transport — Rail	1.3
Medical Products	1.3
Industrial Automated/Robotic	1.3
Enterprise Software/Service	1.2
Food — Retail	1.2
Import/Export	1.2
Steel — Producers	1.1
Insurance — Reinsurance	1.1
Apparel Manufacturers	1.1
Oil Companies — Integrated	1.1
Audio/Video Products	1.1
Building & Construction Products — Misc.	1.0
Diversified Banking Institutions	1.0
Medical — Biomedical/Gene	1.0
Industrial Gases	1.0
Electric — Distribution	1.0
Food — Misc./Diversified	1.0
U.S. Government Treasuries	0.9
Food — Dairy Products	0.9
Insurance — Property/Casualty	0.9
Real Estate Management/Services	0.8
Power Converter/Supply Equipment	0.8
Instruments — Controls	0.8
Machinery — Electrical	0.8
Medical Labs & Testing Services	0.8
Private Equity	0.8
Oil Refining & Marketing	0.7
Transport — Services	0.7
Internet Content — Information/News	0.7
Investment Management/Advisor Services	0.7
Oil Companies — Exploration & Production	0.7
Electric — Integrated	0.7
Gas — Distribution	0.7
Water	0.7
Distribution/Wholesale	0.7
Machinery — General Industrial	0.6
Auto/Truck Parts & Equipment — Original	0.6
Retail — Apparel/Shoe	0.6
Beverages — Non-alcoholic	0.6
Rubber — Tires	0.6
Paper & Related Products	0.5
Soap & Cleaning Preparation	0.5
Optical Supplies	0.5
Toys	0.5
Electric — Transmission	0.5
Building Products — Air & Heating	0.5
Human Resources	0.5
Building — Residential/Commercial	0.5
Building Products — Cement	0.5
Electric — Generation	0.5
Electronic Components — Semiconductors	0.5
Auto — Heavy Duty Trucks	0.5
Airport Development/Maintenance	0.4

Gas — Transportation	0.4
Computer Services	0.4
Medical Instruments	0.4
Machinery — Construction & Mining	0.4
Food — Catering	0.4
Building — Heavy Construction	0.4
Telecom Services	0.4
Office Automation & Equipment	0.4
Machinery — Farming	0.4
Multimedia	0.4
Retail — Jewelry	0.4
Hotels/Motels	0.4
Gold Mining	0.4
Commercial Services — Finance	0.4
Metal — Copper	0.3
Coatings/Paint	0.3
Public Thoroughfares	0.3
Retail — Discount	0.3
Finance — Leasing Companies	0.3
Diversified Operations	0.3
Rental Auto/Equipment	0.3
Networking Products	0.3
Electric Products — Misc.	0.3
Cellular Telecom	0.3
Electronic Measurement Instruments	0.3
Energy — Alternate Sources	0.3
Pipelines	0.3
Retail — Building Products	0.3
Computer Aided Design	0.3
Diagnostic Kits	0.3
Metal — Iron	0.3
Publishing — Periodicals	0.3
Metal — Diversified	0.3
Resorts/Theme Parks	0.3
Building & Construction — Misc.	0.3
Diversified Manufacturing Operations	0.2
MRI/Medical Diagnostic Imaging	0.2
Web Portals/ISP	0.2
Wireless Equipment	0.2
Advertising Services	0.2
Applications Software	0.2
Building — Maintenance & Services	0.2
Advertising Agencies	0.2
Diversified Minerals	0.2
Fisheries	0.2
Electronic Security Devices	0.2
Security Services	0.2
Steel Pipe & Tube	0.1
Diversified Operations/Commercial Services	0.1
Steel — Specialty	0.1
Chemicals — Plastics	0.1
E-Commerce/Services	0.1
Diagnostic Equipment	0.1
Computer Data Security	0.1
Medical — Hospitals	0.1
Bicycle Manufacturing	0.1
Television	0.1
Airlines	0.1
Telecommunication Equipment	0.1
Athletic Footwear	0.1
Food — Meat Products	0.1
Medical — Nursing Homes	0.1
E-Commerce/Products	0.1
Consulting Services	0.1
Engineering/R&D Services	0.1
Respiratory Products	0.1
Finance — Consumer Loans	0.1
Food — Flour & Grain	0.1
Internet Application Software	0.1
Wire & Cable Products	0.1

122

VALIC Company I International Socially Responsible Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Satellite Telecom	0.1%
Computers — Periphery Equipment	0.1

98.5%

Country Allocation*

Japan	24.3%
United Kingdom	11.6
France	10.5
Switzerland	8.6
Germany	6.5
Australia	5.7
Netherlands	5.6
Sweden	3.0
Hong Kong	2.9
Denmark	2.7
United States	2.2
Spain	2.1
Italy	2.1
Finland	2.0
Singapore	1.5
Belgium	1.5
Norway	0.9
Ireland	0.8
Jersey	0.6
Portugal	0.6
Cayman Islands	0.6
Israel	0.5
Austria	0.5
Luxembourg	0.4
New Zealand	0.3
Bermuda	0.3
SupraNational	0.1
Papua New Guinea	0.1

98.5%

*	Calculated as a percentage of net assets

123

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PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Australia — 5.7%
Afterpay, Ltd.†	3,859	$269,135
AGL Energy, Ltd.	25,046	248,198
Ampol, Ltd.	23,515	529,055
APA Group	75,332	572,329
ASX, Ltd.	9,202	520,857
Aurizon Holdings, Ltd.	120,207	375,011
BGP Holdings PLC†(1)	60,919	0
BlueScope Steel, Ltd.	33,623	422,044
Brambles, Ltd.	63,470	510,628
Coca-Cola Amatil, Ltd.	65,362	606,934
Cochlear, Ltd.	854	138,177
Coles Group, Ltd.	47,183	618,575
Computershare, Ltd.	16,395	171,856
CSL, Ltd.	13,940	3,042,988
Dexus	28,278	202,800
Evolution Mining, Ltd.	61,739	225,238
Fortescue Metals Group, Ltd.	70,883	948,537
Goodman Group	51,282	703,182
GPT Group	61,897	214,456
Insurance Australia Group, Ltd.	62,321	235,596
Macquarie Group, Ltd.	16,161	1,645,040
Newcrest Mining, Ltd.	41,204	814,519
Northern Star Resources, Ltd.	22,371	207,074
Origin Energy, Ltd.	123,475	469,499
QBE Insurance Group, Ltd.	37,063	272,061
Ramsay Health Care, Ltd.	9,388	434,494
Santos, Ltd.	109,662	495,864
Scentre Group	277,553	570,466
Sonic Healthcare, Ltd.	34,789	841,184
Stockland	85,968	287,127
Suncorp Group, Ltd.	60,881	450,919
Sydney Airport	96,995	477,746
Telstra Corp., Ltd.	194,029	437,251
Transurban Group	119,194	1,226,671
Vicinity Centres	166,785	202,007
Washington H. Soul Pattinson & Co., Ltd.	2,906	61,947
Woodside Petroleum, Ltd.	84,232	1,383,148

		20,832,613

Austria — 0.5%
Erste Group Bank AG†	12,326	354,344
OMV AG	15,366	520,553
Verbund AG	1,627	114,214
voestalpine AG	23,831	762,976

		1,752,087

Belgium — 1.5%
Ageas SA/NV	2,563	126,021
Colruyt SA	4,364	260,384
Galapagos NV†	997	122,674
Groupe Bruxelles Lambert SA	22,874	2,228,660
KBC Group NV	12,320	858,242
Proximus SADP	4,849	101,280
Solvay SA	3,637	415,792
UCB SA	10,853	1,159,444
Umicore SA	4,987	223,494

		5,495,991

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	8,000	40,923
Dairy Farm International Holdings, Ltd.	27,500	111,925
Hongkong Land Holdings, Ltd.	55,100	224,257
Jardine Matheson Holdings, Ltd.	8,700	461,709
Jardine Strategic Holdings, Ltd.	8,800	210,232

		1,049,046

Security Description	Shares	Value (Note 2)

Cayman Islands — 0.6%
BeiGene, Ltd. ADR†	317	$81,054
CK Asset Holdings, Ltd.	103,808	568,523
CK Hutchison Holdings, Ltd.	65,000	471,710
WH Group, Ltd.*	424,000	346,265
Wharf Real Estate Investment Co., Ltd.	122,000	567,420

		2,034,972

Denmark — 2.7%
Ambu A/S, Class B	2,334	78,209
Chr. Hansen Holding A/S	2,578	249,777
Demant A/S†	2,605	98,102
DSV PANALPINA A/S	5,197	820,000
Genmab A/S†	2,025	776,874
H. Lundbeck A/S	3,753	114,782
Novo Nordisk A/S, Class B	69,830	4,696,588
Novozymes A/S, Class B	4,284	245,018
Orsted A/S*	7,392	1,331,465
Pandora A/S	3,725	373,085
Vestas Wind Systems A/S	5,332	1,089,864

		9,873,764

Finland — 2.0%
Elisa Oyj	4,829	259,212
Kone Oyj, Class B	13,906	1,166,453
Neles Oyj	3,945	50,917
Neste Oyj	18,469	1,237,688
Nokia Oyj†	195,633	781,176
Nordea Bank Abp†	149,115	1,273,847
Orion Oyj, Class B	11,247	529,395
Sampo Oyj, Class A	16,341	706,208
Stora Enso Oyj, Class R	30,154	509,684
UPM-Kymmene Oyj	26,756	881,517

		7,396,097

France — 10.5%
Accor SA†	6,150	210,911
Aeroports de Paris	2,264	285,995
Air Liquide SA	22,577	3,707,050
Amundi SA†*	2,230	177,692
Arkema SA	3,503	408,328
Atos SE†	4,174	382,782
AXA SA	102,690	2,414,598
BioMerieux	1,011	145,681
Bouygues SA†	21,140	841,739
Bureau Veritas SA†	11,721	302,557
Capgemini SE	7,401	1,026,730
Carrefour SA	31,728	519,636
Casino Guichard Perrachon SA†	3,862	111,346
Cie de Saint-Gobain†	23,752	1,128,204
Cie Generale des Etablissements Michelin SCA	8,332	1,038,111
CNP Assurances†	21,713	345,770
Covivio	2,035	166,280
Danone SA	37,830	2,430,461
Dassault Systemes SE	5,470	1,011,685
Edenred	9,742	556,983
Eiffage SA†	5,995	587,395
EssilorLuxottica SA†	13,318	1,927,813
Eurazeo SE†	5,026	309,955
Gecina SA	1,567	237,949
Getlink SE†	26,210	436,141
Hermes International	3,229	3,148,391
Iliad SA	719	145,974
Ipsen SA	3,686	355,485
Klepierre SA	13,440	296,590
L’Oreal SA	12,857	4,705,232

124

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France (continued)
Legrand SA	13,096	$1,108,819
Natixis SA†	125,128	385,088
Orpea†	2,487	310,902
Publicis Groupe SA†	11,512	523,055
Sartorius Stedim Biotech	2,629	950,209
Schneider Electric SE	20,895	2,907,456
SCOR SE†	5,897	201,461
Sodexo SA	3,824	316,383
Suez SA	33,182	638,642
Ubisoft Entertainment SA†	1,212	115,341
Valeo SA	4,245	164,670
Veolia Environnement SA	37,405	859,354
Wendel SE	2,016	227,854
Worldline SA†*	3,214	297,121

		38,369,819

Germany — 6.5%
Allianz SE	11,673	2,752,246
Beiersdorf AG	8,154	911,762
Brenntag AG	2,406	183,852
Carl Zeiss Meditec AG	810	108,022
Commerzbank AG†	85,771	533,045
Covestro AG*	5,315	296,395
Deutsche Boerse AG	6,646	1,107,894
Deutsche Wohnen SE	17,209	862,987
Evonik Industries AG	7,369	222,478
Fraport AG Frankfurt Airport Services Worldwide†	2,868	162,776
Hannover Rueck SE	1,641	274,633
HeidelbergCement AG	7,777	552,341
Henkel AG & Co. KGaA	4,203	405,596
Henkel AG & Co. KGaA (Preference Shares)	14,936	1,607,753
Infineon Technologies AG	27,474	967,441
Knorr-Bremse AG	1,128	144,349
LANXESS AG	1,424	99,641
Merck KGaA	12,248	1,955,553
Muenchener Rueckversicherungs-Gesellschaft AG	6,793	1,892,869
Puma SE†	3,696	367,516
SAP SE	33,393	4,062,155
Sartorius AG (Preference Shares)	1,127	513,539
Siemens Healthineers AG*	13,780	633,665
Symrise AG	3,803	476,323
TeamViewer AG†*	2,140	101,929
Telefonica Deutschland Holding AG	107,196	295,888
United Internet AG	5,128	204,489
Vonovia SE	21,799	1,494,650
Zalando SE†*	4,241	428,993

		23,620,780

Hong Kong — 2.9%
AIA Group, Ltd.	333,000	3,649,615
BOC Hong Kong Holdings, Ltd.	126,500	412,089
Hang Lung Properties, Ltd.	86,000	213,251
Hang Seng Bank, Ltd.	22,000	383,458
Henderson Land Development Co., Ltd.	106,503	446,565
Hong Kong & China Gas Co., Ltd.	525,050	808,806
Hong Kong Exchanges & Clearing, Ltd.	29,700	1,476,752
Link REIT	50,500	443,037
MTR Corp., Ltd.	77,000	417,731
New World Development Co., Ltd.	81,250	411,960
Power Assets Holdings, Ltd.	44,000	231,607
Sun Hung Kai Properties, Ltd.	73,500	981,448
Swire Pacific, Ltd., Class A	31,000	177,976
Swire Properties, Ltd.	54,200	165,375
Wharf Holdings, Ltd.	73,000	180,639

		10,400,309

Security Description	Shares	Value (Note 2)

Ireland — 0.8%
CRH PLC	27,196	$1,064,706
DCC PLC	7,978	604,330
Kerry Group PLC, Class A	9,975	1,396,906

		3,065,942

Israel — 0.5%
Bank Hapoalim B	58,066	380,389
Bank Leumi Le-Israel BM	74,268	417,153
Check Point Software Technologies, Ltd.†	3,706	436,122
NICE, Ltd.†	1,638	393,815
Wix.com, Ltd.†	951	242,914

		1,870,393

Italy — 2.1%
Assicurazioni Generali SpA	107,154	1,830,364
DiaSorin SpA	861	181,376
FinecoBank Banca Fineco SpA†	14,431	226,106
Mediobanca Banca di Credito Finanziario SpA	56,238	501,382
Moncler SpA†	9,133	448,410
Nexi SpA†*	7,864	148,213
Poste Italiane SpA*	44,625	454,805
Prysmian SpA	6,635	217,097
Recordati SpA	15,145	806,273
Snam SpA	284,615	1,596,683
Terna Rete Elettrica Nazionale SpA	141,587	1,059,292

		7,470,001

Japan — 24.3%
Aeon Co., Ltd.	37,200	1,106,379
Ajinomoto Co., Inc.	27,500	574,365
ANA Holdings, Inc.†	12,300	296,602
Aozora Bank, Ltd.	2,300	41,748
Astellas Pharma, Inc.	92,800	1,318,667
Bridgestone Corp.	26,500	924,962
Canon, Inc.	41,300	733,233
Central Japan Railway Co.	7,400	942,720
Chiba Bank, Ltd.	7,900	44,797
Chubu Electric Power Co., Inc.	27,900	336,056
Chugai Pharmaceutical Co., Ltd.	27,300	1,318,977
Concordia Financial Group, Ltd.	24,700	87,775
Dai Nippon Printing Co., Ltd.	5,700	106,793
Dai-ichi Life Holdings, Inc.	35,200	554,467
Daiichi Sankyo Co., Ltd.	62,700	2,218,523
Daikin Industries, Ltd.	7,400	1,677,404
Denso Corp.	21,200	1,000,908
Dentsu Group, Inc.	7,500	244,253
East Japan Railway Co.	16,300	1,012,973
Eisai Co., Ltd.	10,400	785,678
ENEOS Holdings, Inc.	156,300	536,720
FANUC Corp.	5,700	1,384,871
FUJIFILM Holdings Corp.	12,100	651,940
Hankyu Hanshin Holdings, Inc.	9,200	300,498
Hisamitsu Pharmaceutical Co., Inc.	5,700	334,138
Hitachi Metals, Ltd.	34,000	499,253
Hitachi, Ltd.	25,800	980,103
Hoya Corp.	10,700	1,425,642
Idemitsu Kosan Co., Ltd.	9,300	193,661
Inpex Corp.	68,800	384,858
Isetan Mitsukoshi Holdings, Ltd.	29,100	156,371
Isuzu Motors, Ltd.	19,400	189,169
JFE Holdings, Inc.	94,400	864,429
Kajima Corp.	22,500	295,905
Kao Corp.	17,300	1,293,854
KDDI Corp.	51,500	1,471,252
Keikyu Corp.	400	6,847

125

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Keio Corp.	2,000	$141,954
Keyence Corp.	4,600	2,348,027
Kintetsu Group Holdings Co., Ltd.	7,700	341,485
Kobayashi Pharmaceutical Co., Ltd.	400	48,084
Komatsu, Ltd.	29,200	710,421
Kose Corp.	1,300	198,487
Kubota Corp.	32,100	636,619
Kyocera Corp.	6,200	354,125
Kyowa Kirin Co., Ltd.	20,900	567,543
Lawson, Inc.	2,600	117,797
Lion Corp.	4,200	99,287
LIXIL Group Corp.	3,000	71,983
M3, Inc.	5,800	534,556
Marubeni Corp.	85,200	496,592
Maruichi Steel Tube, Ltd.	7,200	151,448
Mazda Motor Corp.	43,600	257,674
MEIJI Holdings Co., Ltd.	8,200	579,655
Mitsubishi Chemical Holdings Corp.	59,600	329,684
Mitsubishi Corp.	54,500	1,270,101
Mitsubishi Electric Corp.	57,500	844,600
Mitsubishi Estate Co., Ltd.	37,600	649,716
Mitsui & Co., Ltd.	91,200	1,554,943
Mitsui Fudosan Co., Ltd.	37,100	775,227
MS&AD Insurance Group Holdings, Inc.	13,100	380,829
Murata Manufacturing Co., Ltd.	14,700	1,285,405
Nexon Co., Ltd.	2,300	69,507
NGK Spark Plug Co., Ltd.	1,300	23,547
NH Foods, Ltd.	2,400	102,414
Nidec Corp.	13,200	1,682,241
Nikon Corp.	1,100	6,838
Nintendo Co., Ltd.	3,200	1,816,398
Nippon Express Co., Ltd.	2,400	160,460
Nippon Paint Holdings Co., Ltd.	1,000	128,065
Nippon Shinyaku Co., Ltd.	1,500	107,184
Nippon Steel Corp.	114,300	1,397,547
Nippon Telegraph & Telephone Corp.	50,000	1,180,556
Nisshin Seifun Group, Inc.	16,400	266,579
Nissin Foods Holdings Co., Ltd.	2,000	165,134
Nitori Holdings Co., Ltd.	2,000	425,862
Odakyu Electric Railway Co., Ltd.	5,700	172,802
Ono Pharmaceutical Co., Ltd.	35,300	1,116,819
Oriental Land Co., Ltd.	5,400	918,879
ORIX Corp.	58,800	874,678
Osaka Gas Co., Ltd.	28,100	539,391
Otsuka Holdings Co., Ltd.	26,300	1,068,626
Pan Pacific International Holdings Corp.	3,800	89,795
Panasonic Corp.	65,600	699,042
Pigeon Corp.	5,800	258,889
Rakuten, Inc.	27,100	303,447
Recruit Holdings Co., Ltd.	30,300	1,277,012
Resona Holdings, Inc.	98,100	343,632
Ryohin Keikaku Co., Ltd.	5,000	102,826
Santen Pharmaceutical Co., Ltd.	27,600	458,678
Secom Co., Ltd.	5,600	557,586
Sekisui House, Ltd.	11,000	197,874
SG Holdings Co., Ltd.	4,600	137,471
Shimano, Inc.	1,800	426,552
Shin-Etsu Chemical Co., Ltd.	11,100	1,821,825
Shionogi & Co., Ltd.	16,300	873,237
Shiseido Co., Ltd.	12,800	902,375
Shizuoka Bank, Ltd.	4,500	31,983
SMC Corp.	1,500	952,874
SoftBank Corp.	54,200	666,857
SoftBank Group Corp.	42,200	2,939,448
Sony Corp.	33,800	3,141,716

Security Description	Shares	Value (Note 2)

Japan (continued)
Sumitomo Chemical Co., Ltd.	44,800	$158,774
Sumitomo Corp.	63,600	783,730
Sumitomo Dainippon Pharma Co., Ltd.	13,300	168,543
Sumitomo Electric Industries, Ltd.	43,100	492,925
Sumitomo Metal Mining Co., Ltd.	19,300	718,574
Sumitomo Mitsui Financial Group, Inc.	68,600	1,992,291
Sumitomo Realty & Development Co., Ltd.	11,100	362,026
Suntory Beverage & Food, Ltd.	8,500	310,608
Sysmex Corp.	4,700	492,059
Taisho Pharmaceutical Holdings Co., Ltd.	6,900	438,851
Terumo Corp.	19,100	758,694
Tobu Railway Co., Ltd.	4,000	119,923
Toho Gas Co., Ltd.	600	39,253
Tohoku Electric Power Co., Inc.	17,900	150,024
Tokio Marine Holdings, Inc.	18,800	934,598
Tokyo Electron, Ltd.	3,000	1,019,253
Tokyo Gas Co., Ltd.	24,900	559,177
Tokyu Corp.	18,500	224,516
Toppan Printing Co., Ltd.	8,100	110,560
Toray Industries, Inc.	42,100	228,284
TOTO, Ltd.	800	45,287
Toyo Suisan Kaisha, Ltd.	2,100	103,190
Toyota Industries Corp.	8,900	642,778
Toyota Motor Corp.	86,700	5,812,388
Toyota Tsusho Corp.	5,200	179,808
Unicharm Corp.	21,100	1,023,269
Welcia Holdings Co., Ltd.	1,400	56,255
West Japan Railway Co.	7,500	342,241
Yakult Honsha Co., Ltd.	6,300	300,216
Yamazaki Baking Co., Ltd.	8,700	144,333
Z Holdings Corp.	75,000	471,983

		88,634,090

Jersey — 0.6%
Ferguson PLC	12,773	1,434,466
WPP PLC	74,506	720,722

		2,155,188

Luxembourg — 0.4%
Aroundtown SA†	43,901	304,673
Eurofins Scientific SE†	2,360	191,598
SES SA FDR	23,602	214,700
Tenaris SA	89,317	691,030

		1,402,001

Netherlands — 5.6%
ABN AMRO Bank NV CVA*	40,437	417,235
Adyen NV†*	359	686,030
Aegon NV	159,801	597,780
AerCap Holdings NV†	8,745	321,466
Akzo Nobel NV	10,725	1,139,373
ASML Holding NV	12,465	5,410,043
CNH Industrial NV†	68,258	746,473
EXOR NV	8,039	559,825
Ferrari NV	4,742	1,000,069
ING Groep NV†	127,273	1,241,109
Just Eat Takeaway.com NV †*	2,017	214,228
Koninklijke DSM NV	7,823	1,281,238
Koninklijke KPN NV	179,435	534,884
Koninklijke Vopak NV	9,640	506,305
NN Group NV	28,286	1,148,880
Prosus NV†	21,492	2,328,842
QIAGEN NV†	17,184	828,322
STMicroelectronics NV	15,441	604,505

126

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Netherlands (continued)
Wolters Kluwer NV	11,208	$939,874

		20,506,481

New Zealand — 0.3%
a2 Milk Co., Ltd.†	28,722	297,063
Auckland International Airport, Ltd.	39,303	214,411
Fisher & Paykel Healthcare Corp., Ltd.	10,896	274,438
Meridian Energy, Ltd.	66,764	301,020
Ryman Healthcare, Ltd.	8,583	88,651
Spark New Zealand, Ltd.	26,250	83,934

		1,259,517

Norway — 0.9%
Equinor ASA	81,700	1,287,598
Mowi ASA	28,738	581,647
Orkla ASA	68,334	654,465
Telenor ASA	36,831	627,037
Yara International ASA	2,341	94,683

		3,245,430

Papua New Guinea — 0.1%
Oil Search, Ltd.	177,283	473,690

Portugal — 0.6%
Banco Espirito Santo SA†(1)	126,030	0
EDP—Energias de Portugal SA	210,580	1,122,319
Galp Energia SGPS SA	62,555	674,852
Jeronimo Martins SGPS SA	15,979	273,710

		2,070,881

Singapore — 1.5%
CapitaLand, Ltd.	184,500	430,589
City Developments, Ltd.	11,500	66,883
DBS Group Holdings, Ltd.	84,200	1,582,105
Jardine Cycle & Carriage, Ltd.	10,700	154,857
Keppel Corp., Ltd.	55,800	210,943
Oversea-Chinese Banking Corp., Ltd.	157,800	1,186,015
Singapore Airlines, Ltd.	33,500	108,407
Singapore Telecommunications, Ltd.	401,500	715,494
United Overseas Bank, Ltd.	66,200	1,111,108

		5,566,401

Spain — 2.1%
Aena SME SA†*	4,547	740,904
Amadeus IT Group SA	17,484	1,198,374
Bankinter SA	29,064	143,842
CaixaBank SA	186,624	477,953
Cellnex Telecom SA*	5,283	333,241
Enagas SA	29,593	720,826
Ferrovial SA	9,311	259,007
Ferrovial SA†	93	2,590
Grifols SA	19,249	545,328
Red Electrica Corp. SA	33,714	689,097
Repsol SA	141,529	1,360,375
Telefonica SA	257,187	1,121,915

		7,593,452

SupraNational — 0.1%
Unibail-Rodamco-Westfield	7,305	518,470

Sweden — 3.0%
Assa Abloy AB, Class B	26,280	625,371
Boliden AB	26,697	919,792
Essity AB, Class B†	38,080	1,207,190
Hennes & Mauritz AB, Class B	27,444	581,076
Hexagon AB, Class B†	5,502	456,613
ICA Gruppen AB	1,379	66,660

Security Description	Shares	Value (Note 2)

Sweden (continued)
Industrivarden AB, Class C†	2,994	$91,319
Investor AB, Class B	29,152	2,017,585
Sandvik AB†	36,253	813,029
Skandinaviska Enskilda Banken AB, Class A†	75,933	802,631
Svenska Handelsbanken AB, Class A†	79,367	805,986
Telefonaktiebolaget LM Ericsson, Class B	93,191	1,139,232
Volvo AB, Class B†	60,577	1,375,835

		10,902,319

Switzerland — 8.6%
ABB, Ltd.	108,821	2,870,360
Adecco Group AG	6,603	399,922
Alcon, Inc.†	23,158	1,477,525
Baloise Holding AG	3,177	547,825
Coca-Cola HBC AG	24,531	707,050
EMS-Chemie Holding AG	545	498,072
Geberit AG	2,039	1,227,327
Givaudan SA	554	2,258,064
Julius Baer Group, Ltd.	13,548	781,796
Kuehne & Nagel International AG†	5,934	1,343,190
Logitech International SA	2,081	184,067
Lonza Group AG	3,956	2,479,601
Partners Group Holding AG	1,194	1,281,045
Schindler Holding AG	215	56,923
Schindler Holding AG (Participation Certificate)	3,620	987,906
SGS SA	344	980,045
Sika AG	6,257	1,596,697
Sonova Holding AG†	2,333	577,891
Straumann Holding AG	453	519,423
Swatch Group AG	3,991	984,630
Swiss Life Holding AG	2,980	1,330,711
Swiss Prime Site AG	5,084	457,630
Swiss Re AG	17,499	1,598,643
Swisscom AG	2,858	1,509,590
Temenos AG	2,443	308,618
Vifor Pharma AG	4,670	685,019
Zurich Insurance Group AG	9,130	3,706,253

		31,355,823

United Kingdom — 11.6%
3i Group PLC	74,419	1,062,061
Admiral Group PLC	9,778	372,425
Antofagasta PLC	76,756	1,282,672
Ashtead Group PLC	27,651	1,172,610
Auto Trader Group PLC*	65,958	492,946
Aviva PLC	384,999	1,648,596
Barratt Developments PLC	42,101	347,987
Berkeley Group Holdings PLC	5,382	331,773
British Land Co. PLC	99,532	625,904
BT Group PLC	452,868	705,170
Bunzl PLC	24,415	767,828
Burberry Group PLC	34,562	796,660
Coca-Cola European Partners PLC	11,097	495,814
Compass Group PLC	67,664	1,194,331
Croda International PLC	12,322	978,397
Direct Line Insurance Group PLC	92,473	364,663
Evraz PLC	113,305	583,516
Halma PLC	19,869	586,982
Hargreaves Lansdown PLC	17,251	328,874
Hikma Pharmaceuticals PLC	13,233	460,092
Informa PLC†	115,137	813,830
InterContinental Hotels Group PLC†	10,143	627,833
Intertek Group PLC	12,850	945,973
ITV PLC	339,979	426,411
J Sainsbury PLC	245,839	691,860

127

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Johnson Matthey PLC	16,550	$490,695
Kingfisher PLC	172,440	628,975
Land Securities Group PLC	62,054	544,015
Legal & General Group PLC	283,595	955,395
London Stock Exchange Group PLC	16,072	1,736,823
M&G PLC	79,270	198,148
Mondi PLC	28,293	625,378
National Grid PLC	195,085	2,206,499
Next PLC	9,684	845,878
Ocado Group PLC†	13,495	397,058
Pearson PLC	65,779	567,376
Persimmon PLC	13,999	495,683
Prudential PLC	65,427	1,020,085
RELX PLC	90,689	2,112,764
Rentokil Initial PLC†	112,138	743,448
RSA Insurance Group PLC†	78,299	703,550
Sage Group PLC	80,754	651,326
Schroders PLC	17,665	758,078
Segro PLC	67,895	825,490
Smith & Nephew PLC	57,248	1,107,406
Smiths Group PLC	46,568	905,778
Spirax-Sarco Engineering PLC	4,902	727,684
SSE PLC	72,392	1,294,191
St James’s Place PLC	58,462	794,974
Taylor Wimpey PLC	143,400	294,312
United Utilities Group PLC	88,464	1,061,894
Whitbread PLC†	10,271	415,028
WM Morrison Supermarkets PLC	364,283	873,431

		42,086,570

Total Long-Term Investment Securities
(cost $292,961,433)		351,002,127

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Treasuries — 0.9%
United States Treasury Bills
0.07% due 02/25/2021(2)	$700,000	$699,854
0.11% due 12/31/2020(2)	600,000	599,959
0.15% due 03/25/2021(2)	900,000	899,733
0.17% due 12/31/2020(2)	500,000	499,965
0.18% due 05/20/2021(2)	500,000	499,790

Total Short-Term Investment Securities
(cost $3,198,928)		3,199,301

REPURCHASE AGREEMENTS — 1.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $4,910,000 and collateralized by $5,028,100 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $5,008,281

(cost $4,910,000)	4,910,000	4,910,000

TOTAL INVESTMENTS
(cost $301,070,361)(3)	98.5%	359,111,428
Other assets less liabilities	1.5	5,314,698

NET ASSETS	100.0%	$364,426,126

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $7,101,127 representing 1.9% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depositary Receipt
CVA—Certification	Van Aandelen (Dutch Cert.)
FDR—Fiduciary	Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
136	Long	MSCI EAFE Index	December 2020	$13,154,937	$13,824,400	$669,463

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$20,832,613	$—	$0	$20,832,613
Portugal	2,070,881	—	0	2,070,881
Other Countries	328,096,043	2,590	—	328,098,633
Short-Term Investment Securities	—	3,199,301	—	3,199,301
Repurchase Agreements	—	4,910,000	—	4,910,000

Total Investments at Value	$350,999,537	$8,111,891	$0	$359,111,428

128

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†

Futures Contracts	$669,463	$—	$—	$669,463

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

129

VALIC Company I International Value Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Medical — Drugs	7.3%
Banks — Commercial	5.7
Auto/Truck Parts & Equipment — Original	5.0
Apparel Manufacturers	4.4
Appliances	4.3
Medical Products	3.7
Food — Misc./Diversified	3.7
Cellular Telecom	3.5
Diversified Manufacturing Operations	3.4
Electronic Components — Semiconductors	3.2
Machinery — Electrical	3.1
Building Products — Cement	3.0
Electronic Components — Misc.	3.0
Diversified Banking Institutions	2.9
Building & Construction Products — Misc.	2.7
Insurance — Life/Health	2.6
Airlines	2.5
Registered Investment Companies	2.5
Communications Software	2.4
Computer Data Security	2.4
Diversified Financial Services	2.3
Finance — Investment Banker/Broker	2.2
Building Products — Doors & Windows	2.2
Diversified Minerals	2.2
Insurance — Reinsurance	2.1
Retail — Drug Store	1.9
Agricultural Chemicals	1.6
Containers — Paper/Plastic	1.5
E-Commerce/Products	1.4
Banks — Mortgage	1.4
Retail — Building Products	1.4
Investment Management/Advisor Services	1.4
Oil — Field Services	1.3
Wire & Cable Products	1.3
Home Furnishings	1.2
Retail — Auto Parts	0.9
Industrial Automated/Robotic	0.8
Energy — Alternate Sources	0.6
Food — Retail	0.5
Silver Mining	0.4

99.9%

Country Allocation*

Japan	12.2%
South Korea	9.2
United Kingdom	8.1
United States	6.9
Germany	6.8
Netherlands	6.3
Cayman Islands	5.7
France	5.6
China	5.5
Switzerland	5.2
Canada	3.6
British Virgin Islands	3.3
Norway	2.7
Australia	2.5
India	2.4
Israel	2.4
Denmark	2.3
Russia	2.3
Luxembourg	2.3
Jersey	1.4
Italy	1.3
Ireland	1.2
Thailand	0.7

99.9%

*	Calculated as a percentage of net assets

130

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Australia — 2.5%
Qantas Airways, Ltd.†	4,476,875	$17,680,026

British Virgin Islands — 3.3%
Hollysys Automation Technologies, Ltd.	414,881	5,231,649
Nomad Foods, Ltd.†	727,432	17,567,483

		22,799,132

Canada — 3.6%
Home Capital Group, Inc.†	432,900	9,830,000
Lundin Mining Corp.	1,875,850	14,992,934

		24,822,934

Cayman Islands — 5.7%
Alibaba Group Holding, Ltd.†	292,388	9,860,628
Topsports International Holdings, Ltd.*	9,777,000	14,556,296
Xinyi Glass Holdings, Ltd.	6,700,000	15,040,543

		39,457,467

China — 5.5%
LONGi Green Energy Technology Co., Ltd., Class A	381,500	3,981,807
Midea Group Co., Ltd.	957,312	12,631,422
Oppein Home Group, Inc., Class A	456,920	8,856,287
Shanghai Pharmaceuticals Holding Co., Ltd.	7,709,300	13,049,331

		38,518,847

Denmark — 2.3%
Danske Bank A/S†	994,249	16,387,056

France — 5.6%
Cie de Saint-Gobain†	400,807	19,038,055
Sanofi	200,024	20,211,699

		39,249,754

Germany — 6.8%
METRO AG	332,493	3,038,067
Muenchener Rueckversicherungs-Gesellschaft AG	52,560	14,645,838
Rheinmetall AG	235,530	20,947,787
Siemens AG	57,077	7,625,445
Siemens Energy AG†	28,538	847,635

		47,104,772

India — 2.4%
Tech Mahindra, Ltd.	1,440,491	16,864,285

		16,864,285

Ireland — 1.2%
Greencore Group PLC	5,338,788	8,334,483

		8,334,483

Israel — 2.4%
Check Point Software Technologies, Ltd.†	141,418	16,642,070

Italy — 1.3%
Prysmian SpA	277,476	9,078,984

Japan — 12.2%
Alps Alpine Co., Ltd.	1,058,000	13,255,402
Daiwa Securities Group, Inc.	3,579,000	15,567,279
Hitachi, Ltd.	551,200	20,939,265
Mitsubishi UFJ Financial Group, Inc.	4,658,400	20,012,379
Takeda Pharmaceutical Co., Ltd.	419,600	15,051,743

		84,826,068

Jersey — 1.4%
Man Group PLC	6,094,336	9,562,731

		9,562,731

Security Description	Shares	Value (Note 2)

Luxembourg — 2.3%
Samsonite International SA†*	9,981,300	$16,122,445

Netherlands — 6.3%
Koninklijke Philips NV†	281,149	14,541,588
NN Group NV†	455,664	18,507,505
OCI NV†#	632,320	11,004,701

		44,053,794

Norway — 2.7%
DNB ASA#	1,027,446	18,612,273

Russia — 2.3%
Mobile TeleSystems PJSC ADR	1,873,622	16,169,358

South Korea — 9.2%
Coway Co, Ltd.†	271,224	17,010,479
Hana Financial Group, Inc.	529,753	16,205,449
Samsung Electronics Co., Ltd.	373,399	22,507,535
SK Telecom Co., Ltd.	40,189	8,625,808

		64,349,271

Switzerland — 5.2%
LafargeHolcim, Ltd.	406,795	21,334,635
Novartis AG†	169,048	15,304,076

		36,638,711

Thailand — 0.7%
Siam Commercial Bank PCL	1,659,200	4,689,640

United Kingdom — 8.1%
ConvaTec Group PLC*	4,145,317	11,428,451
Fresnillo PLC	225,193	3,159,775
John Wood Group PLC†	2,289,446	9,095,483
Kingfisher PLC†	2,678,493	9,769,801
Sensata Technologies Holding PLC†	153,110	7,476,361
Smiths Group PLC#	813,859	15,830,096

		56,759,967

United States — 4.4%
Advance Auto Parts, Inc.	43,621	6,442,822
Berry Global Group, Inc.†	189,426	10,039,578
Gentex Corp.	426,350	13,899,010

		30,381,410

Total Long-Term Investment Securities
(cost $608,490,907)		679,105,478

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(1)	17,106,455	17,106,455
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2)	235,011	235,011

Total Short-Term Investment Securities
(cost $17,341,466)		17,341,466

TOTAL INVESTMENTS
(cost $625,832,373)(3)	99.9%	696,446,944
Other assets less liabilities	0.1	563,712

NET ASSETS	100.0%	$697,010,656

131

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $42,107,192 representing 6.0% of net assets.

(1)	The rate shown is the 7-day yield as of November 30, 2020.
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $1,802,313. This was secured by collateral of $235,011, which was received in cash and subsequently invested in short-term investments currently valued at $235,011 as reported in the Portfolio of Investments. Additional collateral of $1,671,500 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

(3)	See Note 5 for cost of investments on a tax basis.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
United States Treasury Notes/Bonds	0.13% to 7.88%	02/15/2021 to 02/15/2047	$1,671,500

ADR—American Depositary Receipt

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	GBP	8,988,000	USD	11,863,203	02/18/2021	$–	$(129,141)
	USD	11,950,179	GBP	8,988,000	02/18/2021	42,165	–

Unrealized Appreciation (Depreciation)						$42,165	$(129,141)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$679,105,478	$—	$—	$679,105,478
Short-Term Investment Securities	17,341,466	—	—	17,341,466

Total Investments at Value	$696,446,944	$—	$—	$696,446,944

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$42,165	$—	$42,165

LIABILITIES:
Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$129,141	$—	$129,141

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

132

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Applications Software	6.2%
E-Commerce/Products	6.0
Computers	5.8
Diversified Banking Institutions	5.2
Web Portals/ISP	3.6
Insurance — Property/Casualty	3.3
Data Processing/Management	3.2
Finance — Credit Card	3.0
Cable/Satellite TV	3.0
Medical Products	2.2
Medical Instruments	2.2
Internet Content — Entertainment	2.0
Medical — Drugs	1.9
Retail — Building Products	1.8
Electric — Integrated	1.8
Investment Management/Advisor Services	1.7
Aerospace/Defense	1.7
Tools — Hand Held	1.7
Transport — Rail	1.7
Cellular Telecom	1.6
Electronic Connectors	1.6
Beverages — Non-alcoholic	1.5
Agricultural Chemicals	1.5
Oil Companies — Exploration & Production	1.5
Commercial Services — Finance	1.4
Electronic Components — Semiconductors	1.4
Tobacco	1.3
Building Products — Air & Heating	1.3
E-Commerce/Services	1.3
Semiconductor Equipment	1.3
Retail — Restaurants	1.3
Electronic Forms	1.2
Multimedia	1.2
Instruments — Controls	1.2
Retail — Discount	1.1
Food — Confectionery	1.1
Gold Mining	1.1
Entertainment Software	1.1
Repurchase Agreements	1.1
Food — Wholesale/Distribution	1.0
Pharmacy Services	1.0
Internet Security	1.0
Agricultural Biotech	1.0
Oil Companies — Integrated	0.9
Semiconductor Components — Integrated Circuits	0.9
Insurance Brokers	0.9
Drug Delivery Systems	0.8
Medical Labs & Testing Services	0.7
Medical — HMO	0.7
Food — Misc./Diversified	0.7
Medical — Biomedical/Gene	0.7
Computers — Memory Devices	0.6
Dental Supplies & Equipment	0.6
Computer Aided Design	0.5
Cosmetics & Toiletries	0.5
Networking Products	0.5
Retail — Auto Parts	0.5
Apparel Manufacturers	0.5
Industrial Gases	0.5
Real Estate Investment Trusts	0.4
Banks — Fiduciary	0.4
Coatings/Paint	0.3
Airlines	0.3
Retail — Perfume & Cosmetics	0.2

100.2%

*	Calculated as a percentage of net assets

133

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Aerospace/Defense — 1.7%
Raytheon Technologies Corp.	46,944	$3,366,824

Agricultural Biotech — 1.0%
Corteva, Inc.	51,049	1,956,198

Agricultural Chemicals — 1.5%
Nutrien, Ltd.	60,042	2,958,269

Airlines — 0.3%
Southwest Airlines Co.	10,687	495,236

Apparel Manufacturers — 0.5%
Tapestry, Inc.	18,459	522,759
Under Armour, Inc., Class A†	27,391	453,869

		976,628

Applications Software — 6.2%
Intuit, Inc.	6,240	2,196,605
Microsoft Corp.	46,952	10,051,014

		12,247,619

Banks - Fiduciary — 0.4%
State Street Corp.	9,780	689,294

Beverages - Non-alcoholic — 1.5%
Coca-Cola Co.	58,583	3,022,883

Building Products-Air & Heating — 1.3%
Carrier Global Corp.	69,194	2,634,216

Cable/Satellite TV — 3.0%
Comcast Corp., Class A	116,609	5,858,436

Cellular Telecom — 1.6%
T-Mobile US, Inc.†	23,489	3,122,628

Coatings/Paint — 0.3%
Sherwin-Williams Co.	738	551,751

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	5,706	992,159
PayPal Holdings, Inc.†	8,445	1,808,244

		2,800,403

Computer Aided Design — 0.5%
Autodesk, Inc.†	3,818	1,069,918

Computers — 5.8%
Apple, Inc.	97,337	11,587,970

Computers-Memory Devices — 0.6%
Western Digital Corp.	28,238	1,267,321

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	11,916	1,020,486

Data Processing/Management — 3.2%
Fidelity National Information Services, Inc.	23,935	3,552,193
Fiserv, Inc.†	24,832	2,860,150

		6,412,343

Dental Supplies & Equipment — 0.6%
DENTSPLY SIRONA, Inc.	23,822	1,212,302

Diversified Banking Institutions — 5.2%
Bank of America Corp.	66,179	1,863,601
Citigroup, Inc.	44,224	2,435,416
JPMorgan Chase & Co.	27,098	3,194,312
Morgan Stanley	46,404	2,869,159

		10,362,488

Drug Delivery Systems — 0.8%
Becton Dickinson and Co.	7,128	1,673,939

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 6.0%
Amazon.com, Inc.†	2,992	$9,478,776
eBay, Inc.	49,412	2,491,847

		11,970,623

E-Commerce/Services — 1.3%
Uber Technologies, Inc.†	52,479	2,606,107

Electric - Integrated — 1.8%
AES Corp.	82,353	1,683,296
American Electric Power Co., Inc.	21,234	1,802,554

		3,485,850

Electronic Components - Semiconductors — 1.4%
Marvell Technology Group, Ltd.	13,150	608,714
NVIDIA Corp.	3,870	2,074,552

		2,683,266

Electronic Connectors — 1.6%
TE Connectivity, Ltd.	27,221	3,102,377

Electronic Forms — 1.2%
Adobe, Inc.†	5,080	2,430,628

Entertainment Software — 1.1%
Activision Blizzard, Inc.	27,773	2,207,398

Finance - Credit Card — 3.0%
American Express Co.	16,712	1,981,876
Mastercard, Inc., Class A	12,087	4,067,396

		6,049,272

Food - Confectionery — 1.1%
Mondelez International, Inc., Class A	39,200	2,252,040

Food - Misc./Diversified — 0.7%
Conagra Brands, Inc.	36,518	1,335,098

Food - Wholesale/Distribution — 1.0%
Sysco Corp.	29,086	2,073,541

Gold Mining — 1.1%
Newmont Corp.	37,948	2,232,101

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	3,330	932,866

Instruments - Controls — 1.2%
Honeywell International, Inc.	11,470	2,338,962

Insurance Brokers — 0.9%
Aon PLC, Class A	8,422	1,725,584

Insurance - Property/Casualty — 3.3%
Berkshire Hathaway, Inc., Class B†	28,589	6,544,308

Internet Content - Entertainment — 2.0%
Facebook, Inc., Class A†	14,198	3,932,420

Internet Security — 1.0%
Palo Alto Networks, Inc.†	6,824	2,005,710

Investment Management/Advisor Services — 1.7%
BlackRock, Inc.	4,838	3,378,617

Medical Instruments — 2.2%
Medtronic PLC	38,156	4,338,337

Medical Labs & Testing Services — 0.7%
Quest Diagnostics, Inc.	11,791	1,461,848

Medical Products — 2.2%
Abbott Laboratories	19,770	2,139,509
Stryker Corp.	9,542	2,227,103

		4,366,612

134

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	10,670	$1,302,914

Medical - Drugs — 1.9%
Johnson & Johnson	26,718	3,865,560

Medical - HMO — 0.7%
Anthem, Inc.	4,661	1,451,995

Multimedia — 1.2%
Walt Disney Co.	16,300	2,412,563

Networking Products — 0.5%
Cisco Systems, Inc.	23,596	1,015,100

Oil Companies - Exploration & Production — 1.5%
Canadian Natural Resources, Ltd.	89,899	2,053,293
EOG Resources, Inc.	17,538	822,182

		2,875,475

Oil Companies - Integrated — 0.9%
Chevron Corp.	21,166	1,845,252

Pharmacy Services — 1.0%
Cigna Corp.	7,421	1,552,028
CVS Health Corp.	7,228	489,986

		2,042,014

Real Estate Investment Trusts — 0.4%
American Tower Corp.	3,730	862,376

Retail - Auto Parts — 0.5%
AutoZone, Inc.†	880	1,001,132

Retail - Building Products — 1.8%
Lowe’s Cos., Inc.	23,242	3,621,568

Retail - Discount — 1.1%
Dollar Tree, Inc.†	20,710	2,262,360

Retail - Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	1,630	448,902

Retail - Restaurants — 1.3%
Darden Restaurants, Inc.	9,951	1,074,509
McDonald’s Corp.	6,900	1,500,336

		2,574,845

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.9%
NXP Semiconductors NV	11,280	$1,786,978

Semiconductor Equipment — 1.3%
Lam Research Corp.	5,704	2,581,973

Tobacco — 1.3%
Philip Morris International, Inc.	34,842	2,639,281

Tools - Hand Held — 1.7%
Stanley Black & Decker, Inc.	18,097	3,335,458

Transport-Rail — 1.7%
Union Pacific Corp.	16,023	3,269,974

Web Portals/ISP — 3.6%
Alphabet, Inc., Class A†	1,883	3,303,535
Alphabet, Inc., Class C†	2,193	3,861,303

		7,164,838

Total Long-Term Investment Securities
(cost $133,301,323)		197,101,275

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $2,144,000 and collateralized by $2,195,600 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $2,186,946 (cost $2,144,000)	$2,144,000	2,144,000

TOTAL INVESTMENTS
(cost $135,445,323) (1)	100.2%	199,245,275
Liabilities in excess of other assets	(0.2)	(462,204)

NET ASSETS	100.0%	$198,783,071

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$197,101,275	$—	$—	$197,101,275
Repurchase Agreements	—	2,144,000	—	2,144,000

Total Investments at Value	$197,101,275	$2,144,000	$—	$199,245,275

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

135

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Applications Software	10.0%
Web Portals/ISP	7.1
Computer Services	5.8
Computers	4.7
Cosmetics & Toiletries	4.5
Data Processing/Management	4.3
Insurance Brokers	4.0
Electronic Connectors	3.8
Athletic Footwear	3.6
Finance-Credit Card	3.3
Electronic Measurement Instruments	3.2
Medical Instruments	2.9
Medical Products	2.9
Finance-Investment Banker/Broker	2.8
Cable/Satellite TV	2.2
Entertainment Software	2.2
E-Commerce/Products	2.1
Commercial Services-Finance	2.1
Diagnostic Equipment	2.0
Beverages-Non-alcoholic	1.9
Semiconductor Components-Integrated Circuits	1.9
Drug Delivery Systems	1.9
Retail-Discount	1.9
Textile-Apparel	1.7
Medical-Drugs	1.7
Soap & Cleaning Preparation	1.6
Coatings/Paint	1.5
Transport-Rail	1.4
Retail-Restaurants	1.4
Electronic Components-Semiconductors	1.3
Internet Content-Information/News	1.2
Machinery-General Industrial	1.2
Retail-Major Department Stores	1.1
Pharmacy Services	1.1
Apparel Manufacturers	0.8
Retail-Apparel/Shoe	0.8
Private Equity	0.7
U.S. Government Agencies	0.7
Consulting Services	0.5
Instruments-Controls	0.2

100.0%

*	Calculated as a percentage of net assets

136

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Apparel Manufacturers — 0.8%
VF Corp.	58,197	$4,853,630

Applications Software — 10.0%
Microsoft Corp.	280,685	60,086,238

Athletic Footwear — 3.6%
adidas AG	26,548	8,464,802
NIKE, Inc., Class B	95,829	12,908,166

		21,372,968

Beverages - Non-alcoholic — 1.9%
PepsiCo, Inc.	80,739	11,644,986

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	267,619	13,445,179

Coatings/Paint — 1.5%
Sherwin-Williams Co.	11,997	8,969,317

Commercial Services-Finance — 2.1%
Equifax, Inc.	38,867	6,486,902
Moody’s Corp.	21,417	6,046,876

		12,533,778

Computer Services — 5.8%
Accenture PLC, Class A	99,581	24,804,631
Cognizant Technology Solutions Corp., Class A	126,175	9,858,053

		34,662,684

Computers — 4.7%
Apple, Inc.	237,370	28,258,898

Consulting Services — 0.5%
Verisk Analytics, Inc.	15,441	3,062,105

Cosmetics & Toiletries — 4.5%
Colgate-Palmolive Co.	221,268	18,949,392
Estee Lauder Cos., Inc., Class A	32,089	7,872,073

		26,821,465

Data Processing/Management — 4.3%
Fidelity National Information Services, Inc.	71,065	10,546,757
Fiserv, Inc.†	134,747	15,520,159

		26,066,916

Diagnostic Equipment — 2.0%
Danaher Corp.	18,575	4,172,502
Thermo Fisher Scientific, Inc.	17,396	8,088,792

		12,261,294

Drug Delivery Systems — 1.9%
Becton Dickinson and Co.	48,144	11,306,137

E-Commerce/Products — 2.1%
Alibaba Group Holding, Ltd. ADR†	47,833	12,597,299

Electronic Components-Semiconductors — 1.3%
Texas Instruments, Inc.	49,781	8,027,186

Electronic Connectors — 3.8%
Amphenol Corp., Class A	105,822	13,842,576
TE Connectivity, Ltd.	76,119	8,675,282

		22,517,858

Electronic Measurement Instruments — 3.2%
Agilent Technologies, Inc.	93,138	10,887,832
Fortive Corp.	118,619	8,318,751

		19,206,583

Entertainment Software — 2.2%
Electronic Arts, Inc.	102,209	13,057,200

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 3.3%
Mastercard, Inc., Class A	4,638	$1,560,734
Visa, Inc., Class A	87,381	18,380,593

		19,941,327

Finance - Investment Banker/Broker — 2.8%
Charles Schwab Corp.	347,732	16,962,367

Instruments - Controls — 0.2%
Mettler-Toledo International, Inc.†	1,230	1,414,549

Insurance Brokers — 4.0%
Aon PLC, Class A	75,316	15,431,495
Marsh & McLennan Cos., Inc.	75,543	8,660,250

		24,091,745

Internet Content - Information/News — 1.2%
Tencent Holdings, Ltd.	100,600	7,307,113

Machinery - General Industrial — 1.2%
Otis Worldwide Corp.	105,033	7,030,909

Medical Instruments — 2.9%
Boston Scientific Corp.†	341,266	11,312,968
Medtronic PLC	54,126	6,154,126

		17,467,094

Medical Products — 2.9%
Abbott Laboratories	52,483	5,679,710
Stryker Corp.	50,282	11,735,819

		17,415,529

Medical - Drugs — 1.7%
PRA Health Sciences, Inc.†	68,313	7,664,719
Roche Holding AG	6,890	2,267,350

		9,932,069

Pharmacy Services — 1.1%
Cigna Corp.	32,486	6,794,122

Private Equity — 0.7%
Blackstone Group, Inc., Class A	71,521	4,259,076

Retail - Apparel/Shoe — 0.8%
Ross Stores, Inc.	45,101	4,849,260

Retail - Discount — 1.9%
Dollarama, Inc.	271,368	11,107,972

Retail - Major Department Stores — 1.1%
TJX Cos., Inc.	107,025	6,797,158

Retail - Restaurants — 1.4%
Starbucks Corp.	83,713	8,205,548

Semiconductor Components - Integrated Circuits — 1.9%
Analog Devices, Inc.	46,651	6,488,221
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	53,133	5,154,964

		11,643,185

Soap & Cleaning Preparation — 1.6%
Church & Dwight Co., Inc.	109,004	9,567,281

Textile - Apparel — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	17,277	9,952,027

Transport - Rail — 1.4%
Union Pacific Corp.	42,256	8,623,604

Web Portals/ISP — 7.1%
Alphabet, Inc., Class A†	24,316	42,659,990

Total Long-Term Investment Securities
(cost $376,134,702)		596,773,646

137

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank zero coupon due 12/01/2020 (cost $4,085,000)	$4,085,000	$4,085,000

TOTAL INVESTMENTS
(cost $380,219,702)(1)	100.0%	600,858,646
Liabilities in excess of other assets	(0.0)	(122,851)

NET ASSETS	100.0%	$600,735,795

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$596,773,646	$—	$—	$596,773,646
U.S. Government Agencies	—	4,085,000	—	4,085,000

Total Investments at Value	$596,773,646	$4,085,000	$—	$600,858,646

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

138

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.6%
Banks — Commercial	5.9
Energy — Alternate Sources	2.5
Medical Products	2.1
Electronic Components — Semiconductors	1.8
Insurance — Property/Casualty	1.6
Medical — Biomedical/Gene	1.6
Enterprise Software/Service	1.5
Retail — Restaurants	1.5
Building & Construction Products — Misc.	1.5
Electric — Integrated	1.5
Auto/Truck Parts & Equipment — Original	1.4
Gas — Distribution	1.3
Chemicals — Specialty	1.3
Distribution/Wholesale	1.2
Investment Management/Advisor Services	1.2
Transport — Truck	1.1
Machinery — General Industrial	1.1
Medical — Outpatient/Home Medical	1.1
Insurance — Reinsurance	1.1
Electronic Components — Misc.	1.1
Steel — Producers	1.0
Medical Instruments	1.0
Food — Misc./Diversified	1.0
Electronic Measurement Instruments	1.0
Medical Labs & Testing Services	1.0
Human Resources	1.0
Computer Services	1.0
Applications Software	0.9
Medical — Drugs	0.9
Electronic Parts Distribution	0.9
Racetracks	0.8
Diversified Manufacturing Operations	0.8
Machinery — Pumps	0.8
Data Processing/Management	0.8
Casino Services	0.8
Retail — Home Furnishings	0.8
Machinery — Farming	0.8
Apparel Manufacturers	0.8
Commercial Services — Finance	0.8
Lighting Products & Systems	0.7
Engineering/R&D Services	0.7
Building — Residential/Commercial	0.7
Containers — Paper/Plastic	0.7
Power Converter/Supply Equipment	0.7
Machine Tools & Related Products	0.7
Insurance — Multi-line	0.7
Industrial Automated/Robotic	0.7
Repurchase Agreements	0.7
Commercial Services	0.7
Finance — Investment Banker/Broker	0.7
Oil Companies — Exploration & Production	0.7
Multimedia	0.7
Medical — HMO	0.6
Semiconductor Equipment	0.6
Hotels/Motels	0.6
Recreational Vehicles	0.6
Coatings/Paint	0.6
Insurance — Life/Health	0.6
Retail — Automobile	0.6
Cable/Satellite TV	0.6
Retail — Discount	0.5
Insurance Brokers	0.5
Building & Construction — Misc.	0.5
Hazardous Waste Disposal	0.5
Water	0.5
Building Products — Air & Heating	0.5
Lasers — System/Components	0.5
Schools	0.5

Savings & Loans/Thrifts	0.5
Publishing — Newspapers	0.5
Diagnostic Equipment	0.5
E-Commerce/Services	0.5
Building Products — Cement	0.5
Retail — Misc./Diversified	0.5
Registered Investment Companies	0.4
Finance — Consumer Loans	0.4
Funeral Services & Related Items	0.4
Brewery	0.4
Physical Therapy/Rehabilitation Centers	0.4
Firearms & Ammunition	0.4
Pastoral & Agricultural	0.4
Machinery — Construction & Mining	0.4
Resorts/Theme Parks	0.4
Diagnostic Kits	0.4
Gold Mining	0.4
Garden Products	0.4
Medical — Hospitals	0.4
Telecom Equipment — Fiber Optics	0.4
Real Estate Management/Services	0.4
Filtration/Separation Products	0.3
Retail — Convenience Store	0.3
Retail — Apparel/Shoe	0.3
Computers — Other	0.3
Instruments — Controls	0.3
Environmental Consulting & Engineering	0.3
Finance — Other Services	0.3
Computer Software	0.3
Motorcycle/Motor Scooter	0.3
Batteries/Battery Systems	0.3
Electric Products — Misc.	0.3
Containers — Metal/Glass	0.3
Food — Retail	0.3
Health Care Cost Containment	0.3
Tools — Hand Held	0.3
Toys	0.3
Building — Mobile Home/Manufactured Housing	0.3
Computers — Integrated Systems	0.3
Pipelines	0.3
Building — Heavy Construction	0.3
Consumer Products — Misc.	0.3
Retail — Regional Department Stores	0.3
Metal Processors & Fabrication	0.3
Home Furnishings	0.2
Machinery — Electrical	0.2
Semiconductor Components — Integrated Circuits	0.2
Footwear & Related Apparel	0.2
Food — Baking	0.2
Finance — Leasing Companies	0.2
Aerospace/Defense — Equipment	0.2
Airlines	0.2
Financial Guarantee Insurance	0.2
Wireless Equipment	0.2
Electronics — Military	0.2
Veterinary Diagnostics	0.2
Cosmetics & Toiletries	0.2
Consulting Services	0.2
Retail — Catalog Shopping	0.2
Retail — Sporting Goods	0.2
Disposable Medical Products	0.2
Office Furnishings — Original	0.2
Poultry	0.2
U.S. Government Treasuries	0.2
Finance — Credit Card	0.2
Steel Pipe & Tube	0.2
Oil Refining & Marketing	0.2
Security Services	0.2
Computer Data Security	0.2

139

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Transport — Services	0.2%
Chemicals — Diversified	0.2
Casino Hotels	0.2
Transport — Marine	0.2
Television	0.2
Retail — Major Department Stores	0.1
Transport — Equipment & Leasing	0.1
Retail — Pawn Shops	0.1
Multilevel Direct Selling	0.1
Rubber — Tires	0.1
Dental Supplies & Equipment	0.1
Oil — Field Services	0.1
Internet Content — Information/News	0.1
Quarrying	0.1
Telephone — Integrated	0.1
Metal Products — Distribution	0.1
Rental Auto/Equipment	0.1
Retail — Petroleum Products	0.1
Food — Catering	0.1
Wire & Cable Products	0.1
Paper & Related Products	0.1
Theaters	0.1
Oil Companies — Integrated	0.1

100.5%

*	Calculated as a percentage of net assets

140

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Aerospace/Defense - Equipment — 0.2%
Hexcel Corp.	135,826	$6,726,104

Airlines — 0.2%
JetBlue Airways Corp.†	443,110	6,686,530

Apparel Manufacturers — 0.8%
Carter’s, Inc.	70,974	6,315,976
Columbia Sportswear Co.	49,493	4,054,962
Deckers Outdoor Corp.†	45,577	11,603,449
Urban Outfitters, Inc.†	111,330	3,048,215

		25,022,602

Applications Software — 0.9%
CDK Global, Inc.	197,691	9,469,399
PTC, Inc.†	169,983	18,332,666

		27,802,065

Auto/Truck Parts & Equipment - Original — 1.4%
Adient PLC†	152,706	4,778,171
Dana, Inc.	235,006	3,957,501
Fox Factory Holding Corp.†	67,400	5,881,998
Gentex Corp.	399,770	13,032,502
Lear Corp.	88,726	12,683,381
Visteon Corp.†	45,262	5,469,913

		45,803,466

Banks - Commercial — 5.9%
Associated Banc-Corp	249,974	3,829,602
BancorpSouth Bank	156,824	3,975,488
Bank of Hawaii Corp.	65,141	4,877,758
Bank OZK	196,624	5,497,607
Cathay General Bancorp	121,734	3,438,986
CIT Group, Inc.	160,128	5,362,687
Commerce Bancshares, Inc.#	163,271	10,769,355
Cullen/Frost Bankers, Inc.	90,767	7,616,259
East West Bancorp, Inc.	230,133	9,831,282
First Financial Bankshares, Inc.	231,025	7,720,856
First Horizon Corp.	899,920	10,997,022
FNB Corp.	525,706	4,641,984
Fulton Financial Corp.	263,618	3,247,774
Glacier Bancorp, Inc.	155,186	6,326,933
Hancock Whitney Corp.	140,455	3,945,381
Home BancShares, Inc.	247,216	4,575,968
International Bancshares Corp.	90,559	2,935,017
PacWest Bancorp	189,898	4,417,028
Pinnacle Financial Partners, Inc.	123,363	6,681,340
Prosperity Bancshares, Inc.	150,715	9,469,423
Signature Bank	87,122	9,774,217
Synovus Financial Corp.	239,610	7,564,488
TCF Financial Corp.	247,614	8,319,830
Texas Capital Bancshares, Inc.†	82,056	4,586,930
Trustmark Corp.	103,158	2,560,382
UMB Financial Corp.	70,302	4,781,239
Umpqua Holdings Corp.	358,199	4,975,384
United Bankshares, Inc.	211,051	6,179,573
Valley National Bancorp	656,791	6,003,070
Webster Financial Corp.	146,700	5,551,128
Wintrust Financial Corp.	93,690	5,105,168

		185,559,159

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	94,728	3,968,156
EnerSys	69,090	5,652,253

		9,620,409

Security Description	Shares	Value (Note 2)

Brewery — 0.4%
Boston Beer Co., Inc., Class A†	14,817	$13,792,256

Building & Construction Products - Misc. — 1.5%
Builders FirstSource, Inc.†	189,854	7,102,438
Louisiana-Pacific Corp.	182,671	6,252,828
Owens Corning	175,689	12,802,458
Simpson Manufacturing Co., Inc.	70,713	6,498,525
Trex Co., Inc.†	188,281	14,087,184

		46,743,433

Building & Construction - Misc. — 0.5%
EMCOR Group, Inc.	89,306	7,696,391
TopBuild Corp.†	53,807	9,374,794

		17,071,185

Building Products - Air & Heating — 0.5%
Lennox International, Inc.	56,622	16,297,510

Building Products - Cement — 0.5%
Eagle Materials, Inc.	67,919	6,179,950
MDU Resources Group, Inc.	326,156	8,134,330

		14,314,280

Building - Heavy Construction — 0.3%
Arcosa, Inc.	1	52
Dycom Industries, Inc.†	51,787	3,255,331
MasTec, Inc.†	91,251	5,174,844

		8,430,227

Building - Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	89,783	8,664,957

Building - Residential/Commercial — 0.7%
KB Home	143,232	5,041,766
Taylor Morrison Home Corp.†	210,954	5,332,917
Toll Brothers, Inc.	186,770	8,843,560
TRI Pointe Group, Inc.†	211,980	3,705,410

		22,923,653

Cable/Satellite TV — 0.6%
Cable One, Inc.	8,813	17,455,645

Casino Hotels — 0.2%
Boyd Gaming Corp.	130,446	5,020,867

Casino Services — 0.8%
Caesars Entertainment, Inc.†	324,376	22,096,493
Scientific Games Corp.†	90,884	3,388,156

		25,484,649

Chemicals - Diversified — 0.2%
Olin Corp.	231,091	5,058,582

Chemicals - Specialty — 1.3%
Ashland Global Holdings, Inc.	88,521	6,654,124
Cabot Corp.	91,837	3,802,970
Chemours Co.	267,143	6,499,589
Ingevity Corp.†	67,137	4,469,982
Minerals Technologies, Inc.	55,497	3,367,003
NewMarket Corp.	11,904	4,401,623
Sensient Technologies Corp.	68,895	4,941,149
Valvoline, Inc.	300,966	6,859,015

		40,995,455

Coatings/Paint — 0.6%
RPM International, Inc.	211,404	18,605,666

Commercial Services — 0.7%
CoreLogic, Inc.	129,243	10,016,332
John Wiley & Sons, Inc., Class A	70,975	2,451,477

141

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services (continued)
LiveRamp Holdings, Inc.†	107,153	$6,269,522
WW International, Inc.†	76,329	2,252,469

		20,989,800

Commercial Services - Finance — 0.8%
H&R Block, Inc.	313,755	5,898,594
Sabre Corp.	506,840	5,701,950
WEX, Inc.†	71,722	12,425,119

		24,025,663

Computer Data Security — 0.2%
Qualys, Inc.†	54,900	5,216,049

Computer Services — 1.0%
CACI International, Inc., Class A†	40,821	9,686,415
MAXIMUS, Inc.	99,728	7,161,468
Perspecta, Inc.	222,257	4,983,002
Science Applications International Corp.	94,606	8,754,839

		30,585,724

Computer Software — 0.3%
J2 Global, Inc.†	72,787	6,522,443
Teradata Corp.†	177,292	3,888,014

		10,410,457

Computers - Integrated Systems — 0.3%
NCR Corp.†	208,848	5,778,824
NetScout Systems, Inc.†	117,851	2,760,071

		8,538,895

Computers - Other — 0.3%
Lumentum Holdings, Inc.†	122,316	10,565,656

Consulting Services — 0.2%
FTI Consulting, Inc.†	59,523	6,251,105

Consumer Products - Misc. — 0.3%
Helen of Troy, Ltd.†	41,188	8,319,564

Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	43,009	2,090,668
O-I Glass, Inc.	255,294	2,889,928
Silgan Holdings, Inc.	128,055	4,328,259

		9,308,855

Containers - Paper/Plastic — 0.7%
AptarGroup, Inc.	104,869	13,247,052
Sonoco Products Co.	163,266	9,479,224

		22,726,276

Cosmetics & Toiletries — 0.2%
Coty, Inc., Class A	460,440	3,310,564
Edgewell Personal Care Co.†	88,410	3,072,247

		6,382,811

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	75,459	3,603,922
Fair Isaac Corp.†	47,168	22,300,087

		25,904,009

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	141,051	3,915,576

Diagnostic Equipment — 0.5%
Repligen Corp.†	79,420	15,063,591

Diagnostic Kits — 0.4%
Quidel Corp.†	62,092	12,111,045

Security Description	Shares	Value (Note 2)

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	31,672	$5,976,506

Distribution/Wholesale — 1.2%
Avient Corp.	148,725	5,435,899
IAA, Inc.†	217,872	13,054,890
KAR Auction Services, Inc.	210,194	3,794,002
Univar Solutions, Inc.†	274,986	4,922,249
Watsco, Inc.	53,388	12,138,296

		39,345,336

Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	88,777	12,857,573
ITT, Inc.	140,532	10,206,839
Trinity Industries, Inc.#	144,756	3,307,675

		26,372,087

E-Commerce/Services — 0.5%
GrubHub, Inc.†	150,094	10,557,612
TripAdvisor, Inc.†	156,304	4,079,534

		14,637,146

Electric Products - Misc. — 0.3%
Littelfuse, Inc.	39,593	9,523,304

Electric - Integrated — 1.5%
ALLETE, Inc.	84,386	4,745,869
Black Hills Corp.	102,057	6,208,127
Hawaiian Electric Industries, Inc.	177,587	6,362,942
IDACORP, Inc.	82,076	7,434,444
NorthWestern Corp.	82,264	4,771,312
OGE Energy Corp.	325,584	10,545,666
PNM Resources, Inc.	129,560	6,362,692

		46,431,052

Electronic Components - Misc. — 1.1%
Hubbell, Inc.	88,204	14,252,884
Jabil, Inc.	220,423	8,424,567
nVent Electric PLC	276,397	6,357,131
Vishay Intertechnology, Inc.	215,615	4,174,307

		33,208,889

Electronic Components - Semiconductors — 1.8%
Cree, Inc.†	178,400	16,125,576
Monolithic Power Systems, Inc.	68,670	21,971,653
Semtech Corp.†	105,988	7,151,010
Silicon Laboratories, Inc.†	71,236	8,349,572
Synaptics, Inc.†	55,677	4,330,000

		57,927,811

Electronic Measurement Instruments — 1.0%
National Instruments Corp.	213,785	8,001,973
Trimble, Inc.†	406,985	24,366,192

		32,368,165

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	126,263	11,572,004
Avnet, Inc.	160,666	4,876,213
SYNNEX Corp.	67,006	10,741,732

		27,189,949

Electronics - Military — 0.2%
Mercury Systems, Inc.†	91,087	6,487,216

Energy - Alternate Sources — 2.5%
Enphase Energy, Inc.†#	204,955	27,990,704
First Solar, Inc.†	137,885	12,882,596
SolarEdge Technologies, Inc.†	81,520	22,660,930

142

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources (continued)
Sunrun, Inc.†	251,754	$16,132,396

		79,666,626

Engineering/R&D Services — 0.7%
AECOM†	260,878	13,536,959
Fluor Corp.	202,918	3,504,394
KBR, Inc.	231,549	6,430,116

		23,471,469

Enterprise Software/Service — 1.5%
ACI Worldwide, Inc.†	189,310	6,167,720
Blackbaud, Inc.	80,635	4,442,182
Ceridian HCM Holding, Inc.†	211,154	20,359,469
Manhattan Associates, Inc.†	103,319	10,563,334
SailPoint Technologies Holding, Inc.†	147,496	6,867,414

		48,400,119

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	87,651	10,452,382

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	205,154	10,922,399

Finance - Consumer Loans — 0.4%
LendingTree, Inc.†#	17,706	4,525,300
Navient Corp.	315,429	2,955,570
SLM Corp.	610,335	6,475,654

		13,956,524

Finance - Credit Card — 0.2%
Alliance Data Systems Corp.	77,610	5,676,395

Finance - Investment Banker/Broker — 0.7%
Evercore, Inc., Class A	66,023	6,003,471
Interactive Brokers Group, Inc., Class A	128,581	6,783,934
Jefferies Financial Group, Inc.	351,271	7,984,390

		20,771,795

Finance - Leasing Companies — 0.2%
Prog Holdings, Inc.	109,207	6,872,397

Finance - Other Services — 0.3%
SEI Investments Co.	197,781	10,432,948

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.	550,703	6,586,408

Firearms & Ammunition — 0.4%
Axon Enterprise, Inc.†	103,246	12,976,990

Food - Baking — 0.2%
Flowers Foods, Inc.	320,087	7,102,731

Food - Catering — 0.1%
Healthcare Services Group, Inc.	121,051	2,865,277

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	28,386	879,114

Food - Misc./Diversified — 1.0%
Hain Celestial Group, Inc.†	135,891	5,231,804
Ingredion, Inc.	108,956	8,405,955
Lancaster Colony Corp.	31,785	5,382,154
Post Holdings, Inc.†	102,414	9,674,027
TreeHouse Foods, Inc.†	91,903	3,779,970

		32,473,910

Food - Retail — 0.3%
Grocery Outlet Holding Corp.†	135,583	5,236,215
Sprouts Farmers Market, Inc.†	191,840	4,061,253

		9,297,468

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	221,700	$7,420,299

Funeral Services & Related Items — 0.4%
Service Corp. International	286,627	13,941,537

Garden Products — 0.4%
Scotts Miracle-Gro Co.	66,219	11,639,314

Gas - Distribution — 1.3%
National Fuel Gas Co.	147,940	6,090,690
New Jersey Resources Corp.	156,034	5,153,803
ONE Gas, Inc.	86,078	6,815,656
Southwest Gas Holdings, Inc.	90,948	5,843,409
Spire, Inc.	83,738	5,355,882
UGI Corp.	338,841	12,022,079

		41,281,519

Gold Mining — 0.4%
Royal Gold, Inc.	106,686	11,785,602

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	83,257	6,025,309
Stericycle, Inc.†	148,801	10,481,543

		16,506,852

Health Care Cost Containment — 0.3%
HealthEquity, Inc.†	124,738	8,942,467

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	312,012	7,859,582

Hotels/Motels — 0.6%
Choice Hotels International, Inc.	46,828	4,666,410
Wyndham Destinations, Inc.	138,664	5,832,208
Wyndham Hotels & Resorts, Inc.	151,530	8,712,975

		19,211,593

Human Resources — 1.0%
ASGN, Inc.†	85,393	6,676,025
Insperity, Inc.	58,694	5,018,337
ManpowerGroup, Inc.	94,454	8,184,439
Paylocity Holding Corp.†	60,395	11,873,657

		31,752,458

Industrial Automated/Robotic — 0.7%
Cognex Corp.	281,467	21,149,430

Instruments - Controls — 0.3%
Woodward, Inc.	94,367	10,553,062

Insurance Brokers — 0.5%
Brown & Brown, Inc.	381,806	17,192,724

Insurance - Life/Health — 0.6%
Brighthouse Financial, Inc.†	151,305	5,310,805
CNO Financial Group, Inc.	230,511	4,905,274
Primerica, Inc.	64,281	8,373,886

		18,589,965

Insurance - Multi-line — 0.7%
American Financial Group, Inc.	116,651	10,429,766
Genworth Financial, Inc., Class A†	823,045	3,736,624
Kemper Corp.	99,887	7,486,531

		21,652,921

Insurance - Property/Casualty — 1.6%
Alleghany Corp.	23,279	13,390,081
First American Financial Corp.	181,390	8,786,532
Hanover Insurance Group, Inc.	61,351	6,892,785
Mercury General Corp.	43,220	1,921,993
Old Republic International Corp.	459,908	8,241,551

143

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
RLI Corp.	64,344	$6,159,651
Selective Insurance Group, Inc.	97,287	6,014,282

		51,406,875

Insurance - Reinsurance — 1.1%
Essent Group, Ltd.	182,860	8,020,240
Reinsurance Group of America, Inc.	110,501	12,738,555
RenaissanceRe Holdings, Ltd.	83,306	13,715,500

		34,474,295

Internet Content - Information/News — 0.1%
Yelp, Inc.†	111,814	3,571,339

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	75,720	6,596,726
Eaton Vance Corp.	185,707	12,438,655
Federated Hermes, Inc.	154,810	4,155,100
Janus Henderson Group PLC	245,216	6,996,013
Stifel Financial Corp.	111,512	7,727,782

		37,914,276

Lasers - System/Components — 0.5%
Coherent, Inc.†	39,453	4,804,586
II-VI, Inc.†#	168,620	11,407,143

		16,211,729

Lighting Products & Systems — 0.7%
Acuity Brands, Inc.	64,471	7,653,997
Universal Display Corp.	69,715	15,967,524

		23,621,521

Machine Tools & Related Products — 0.7%
Colfax Corp.†	163,679	5,905,538
Kennametal, Inc.	134,885	4,719,626
Lincoln Electric Holdings, Inc.	96,563	11,104,745

		21,729,909

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	110,777	8,917,549
Terex Corp.	112,719	3,494,289

		12,411,838

Machinery - Electrical — 0.2%
Regal Beloit Corp.	66,003	7,856,997

Machinery - Farming — 0.8%
AGCO Corp.	99,893	9,241,101
Toro Co.	174,522	15,830,891

		25,071,992

Machinery - General Industrial — 1.1%
Crane Co.	80,224	5,577,975
Middleby Corp.†	90,465	12,302,335
Nordson Corp.	87,788	17,892,072

		35,772,382

Machinery - Pumps — 0.8%
Curtiss-Wright Corp.	67,626	7,794,573
Graco, Inc.	271,162	18,368,514

		26,163,087

Medical Instruments — 1.0%
Bio-Techne Corp.	62,703	19,018,447
Cantel Medical Corp.	61,023	3,626,597
Integra LifeSciences Holdings Corp.†	115,139	6,301,557
NuVasive, Inc.†	83,364	3,861,421

		32,808,022

Security Description	Shares	Value (Note 2)

Medical Labs & Testing Services — 1.0%
Charles River Laboratories International, Inc.†	80,805	$18,950,389
Medpace Holdings, Inc.†	44,346	5,692,253
Syneos Health, Inc.†	113,648	7,482,584

		32,125,226

Medical Products — 2.1%
Avanos Medical, Inc.†	77,801	3,297,984
Globus Medical, Inc., Class A†	122,522	7,361,122
Haemonetics Corp.†	82,463	9,305,950
Hill-Rom Holdings, Inc.	108,337	10,276,848
LivaNova PLC†	79,158	4,183,500
Masimo Corp.†	82,225	20,925,440
Penumbra, Inc.†	54,619	12,119,956

		67,470,800

Medical - Biomedical/Gene — 1.6%
Arrowhead Pharmaceuticals, Inc.†	166,382	10,403,866
Emergent BioSolutions, Inc.†	73,171	5,994,900
Exelixis, Inc.†	502,593	9,629,682
Halozyme Therapeutics, Inc.†	209,507	8,191,724
Ligand Pharmaceuticals, Inc.†#	26,151	2,206,360
Nektar Therapeutics†#	290,987	4,769,277
United Therapeutics Corp.†	72,238	9,581,648

		50,777,457

Medical - Drugs — 0.9%
Jazz Pharmaceuticals PLC†	90,206	12,692,886
PRA Health Sciences, Inc.†	104,035	11,672,727
Prestige Consumer Healthcare, Inc.†	81,634	2,903,722

		27,269,335

Medical - HMO — 0.6%
Molina Healthcare, Inc.†	96,454	19,689,155

Medical - Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	144,701	6,142,558
Tenet Healthcare Corp.†	171,419	5,387,699

		11,530,257

Medical - Outpatient/Home Medical — 1.1%
Amedisys, Inc.†	52,809	12,927,115
Chemed Corp.	25,893	12,383,328
LHC Group, Inc.†	51,382	10,087,314

		35,397,757

Metal Processors & Fabrication — 0.3%
Timken Co.	109,935	8,073,626

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	58,658	3,033,792

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	249,252	10,042,363

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	83,582	4,305,309

Multimedia — 0.7%
FactSet Research Systems, Inc.	61,796	20,625,033

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	95,756	3,412,744
HNI Corp.	69,412	2,530,761

		5,943,505

Oil Companies - Exploration & Production — 0.7%
Cimarex Energy Co.	165,985	5,967,161
CNX Resources Corp.†	365,276	3,437,247
EQT Corp.	448,278	6,670,377

144

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
WPX Energy, Inc.†	656,977	$4,677,676

		20,752,461

Oil Companies - Integrated — 0.1%
Murphy Oil Corp.	234,844	2,362,531

Oil Refining & Marketing — 0.2%
Murphy USA, Inc.	44,137	5,658,363

Oil - Field Services — 0.1%
ChampionX Corp.†	302,247	3,590,694

Paper & Related Products — 0.1%
Domtar Corp.	89,773	2,702,167

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	263,436	12,718,690

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp.	161,753	13,034,057

Pipelines — 0.3%
Antero Midstream Corp.	465,121	3,134,916
Equitrans Midstream Corp.	661,222	5,395,571

		8,530,487

Poultry — 0.2%
Pilgrim’s Pride Corp.†	79,385	1,499,583
Sanderson Farms, Inc.	32,195	4,402,022

		5,901,605

Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	102,130	22,019,228

Publishing - Newspapers — 0.5%
New York Times Co., Class A	234,837	10,076,856
TEGNA, Inc.	356,138	5,131,948

		15,208,804

Quarrying — 0.1%
Compass Minerals International, Inc.	55,211	3,448,479

Racetracks — 0.8%
Churchill Downs, Inc.	57,727	10,386,242
Penn National Gaming, Inc.†	234,298	16,400,860

		26,787,102

Real Estate Investment Trusts — 8.6%
American Campus Communities, Inc.	223,863	8,909,747
Brixmor Property Group, Inc.	482,237	7,363,759
Camden Property Trust	158,418	15,656,451
CoreSite Realty Corp.	69,182	8,674,731
Corporate Office Properties Trust	182,470	4,859,176
Cousins Properties, Inc.	241,651	8,073,560
CyrusOne, Inc.	190,098	13,289,751
Douglas Emmett, Inc.	268,139	8,304,265
EastGroup Properties, Inc.	63,977	8,721,984
EPR Properties	121,359	4,371,351
First Industrial Realty Trust, Inc.	206,908	8,665,307
Healthcare Realty Trust, Inc.	221,286	6,527,937
Highwoods Properties, Inc.	168,990	6,472,317
Hudson Pacific Properties, Inc.	249,444	6,485,544
JBG SMITH Properties	182,796	5,619,149
Kilroy Realty Corp.	170,484	10,426,802
Lamar Advertising Co., Class A	140,517	11,186,558
Life Storage, Inc.	76,314	8,373,172
Macerich Co.#	182,331	1,823,310
Medical Properties Trust, Inc.	860,159	16,687,085
National Retail Properties, Inc.	282,269	10,641,541
Omega Healthcare Investors, Inc.	369,177	13,002,414

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Park Hotels & Resorts, Inc.	383,220	$6,254,150
Pebblebrook Hotel Trust	212,857	3,937,855
Physicians Realty Trust	338,553	5,873,895
PotlatchDeltic Corp.	108,768	5,062,063
PS Business Parks, Inc.	32,631	4,300,766
Rayonier, Inc.	222,042	6,254,923
Rexford Industrial Realty, Inc.	201,347	9,648,548
Sabra Health Care REIT, Inc.	334,352	5,510,121
Service Properties Trust	267,724	3,175,207
Spirit Realty Capital, Inc.#	167,603	6,174,495
STORE Capital Corp.	371,012	12,080,151
Taubman Centers, Inc.	100,381	4,288,276
Urban Edge Properties	178,429	2,316,008
Weingarten Realty Investors	195,862	4,095,474

		273,107,843

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.†	84,224	11,141,993

Recreational Vehicles — 0.6%
Brunswick Corp.	128,760	9,610,646
Polaris, Inc.	93,784	9,003,264

		18,613,910

Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	83,855	2,949,180

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	66,782	8,503,352
Six Flags Entertainment Corp.	122,703	3,770,663

		12,274,015

Retail - Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.#	242,273	4,358,491
Foot Locker, Inc.	169,540	6,340,796

		10,699,287

Retail - Automobile — 0.6%
AutoNation, Inc.†	95,045	5,825,308
Lithia Motors, Inc., Class A	41,677	12,057,156

		17,882,464

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	74,048	6,169,679

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.	60,031	10,906,432

Retail - Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	224,369	9,196,885
Ollie’s Bargain Outlet Holdings, Inc.†	92,513	8,146,695

		17,343,580

Retail - Home Furnishings — 0.8%
RH†#	25,102	11,375,222
Williams-Sonoma, Inc.	126,538	13,852,115

		25,227,337

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.#	176,370	4,571,510

Retail - Misc./Diversified — 0.5%
Five Below, Inc.†	90,829	14,205,656

Retail - Pawn Shops — 0.1%
FirstCash, Inc.	67,405	4,330,097

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	103,269	2,934,905

145

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Regional Department Stores — 0.3%
Kohl’s Corp.	256,626	$8,263,357

Retail - Restaurants — 1.5%
Cracker Barrel Old Country Store, Inc.	38,539	5,379,274
Dunkin’ Brands Group, Inc.	133,821	14,230,525
Jack in the Box, Inc.	36,886	3,393,143
Papa John’s International, Inc.	53,373	4,289,054
Texas Roadhouse, Inc.	106,115	8,043,517
Wendy’s Co.	291,238	6,404,323
Wingstop, Inc.	48,144	6,129,213

		47,869,049

Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	105,964	6,019,815

Rubber - Tires — 0.1%
Goodyear Tire & Rubber Co.	379,001	3,949,190

Savings & Loans/Thrifts — 0.5%
New York Community Bancorp, Inc.	754,566	7,311,745
Sterling Bancorp	316,325	5,054,873
Washington Federal, Inc.	123,138	2,877,735

		15,244,353

Schools — 0.5%
Adtalem Global Education, Inc.†	84,378	2,415,742
Graham Holdings Co., Class B	6,747	3,016,044
Grand Canyon Education, Inc.†	76,906	6,419,344
Strategic Education, Inc.	39,700	3,727,433

		15,578,563

Security Services — 0.2%
Brink’s Co.	82,175	5,513,943

Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	94,978	7,607,738

Semiconductor Equipment — 0.6%
CMC Materials, Inc.	47,259	7,291,118
MKS Instruments, Inc.	89,663	12,371,701

		19,662,819

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	34,747	5,663,066

Steel - Producers — 1.0%
Commercial Metals Co.	193,670	3,855,970
Reliance Steel & Aluminum Co.	103,705	12,216,449
Steel Dynamics, Inc.	325,057	11,770,314
United States Steel Corp.#	358,449	5,086,391

		32,929,124

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	249,907	11,195,834

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	161,910	3,073,052

Television — 0.2%
AMC Networks, Inc., Class A†#	48,218	1,589,747
World Wrestling Entertainment, Inc., Class A#	75,940	3,268,458

		4,858,205

Theaters — 0.1%
Cinemark Holdings, Inc.	174,175	2,691,004

Tools - Hand Held — 0.3%
MSA Safety, Inc.	58,819	8,789,911

Toys — 0.3%
Mattel, Inc.†	564,240	8,740,078

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Equipment & Leasing — 0.1%
GATX Corp.	56,928	$4,540,577

Transport - Marine — 0.2%
Kirby Corp.†	97,654	4,941,292

Transport - Services — 0.2%
Ryder System, Inc.	87,539	5,184,060

Transport - Truck — 1.1%
Knight-Swift Transportation Holdings, Inc.	204,864	8,458,835
Landstar System, Inc.	62,425	8,203,893
Werner Enterprises, Inc.	94,406	3,775,296
XPO Logistics, Inc.†	148,545	15,846,781

		36,284,805

Veterinary Diagnostics — 0.2%
Neogen Corp.†	86,257	6,401,995

Water — 0.5%
Essential Utilities, Inc.	362,865	16,430,527

Wire & Cable Products — 0.1%
Belden, Inc.	72,409	2,786,298

Wireless Equipment — 0.2%
InterDigital, Inc.	50,107	3,001,910
ViaSat, Inc.†	104,304	3,546,336

		6,548,246

Total Long-Term Investment Securities
(cost $2,279,708,692)		3,141,282,848

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2)	14,025,501	14,025,501

U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.14% due 09/09/2021(3)	$2,000,000	1,998,324
0.15% due 03/25/2021(3)	400,000	399,881
0.16% due 04/22/2021(3)	3,500,000	3,498,740

		5,896,945

Total Short-Term Investment Securities
(cost $33,946,527)		19,922,446

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $21,093,000 and collateralized by $14,275,200 of United States Treasury Bonds, bearing interest at 4.25% due 05/15/2039 and having an approximate value of $21,514,897 (cost $21,093,000)	21,093,000	21,093,000

TOTAL INVESTMENTS
(cost $2,334,748,219)(4)	100.5%	3,182,298,294
Liabilities in excess of other assets	(0.5)	(15,354,488)

NET ASSETS	100.0%	$3,166,943,806

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2020, the Fund had loaned securities with a total value of $52,252,457. This was secured by collateral of $14,025,501, which was received in cash and subsequently invested in short-term investments currently valued at $14,025,501 as reported in the Portfolio of Investments. Additional collateral of $40,598,882 was received

146

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$2,010,518
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	5,399,068
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	185,043
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	505,674
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/15/2020 to 11/15/2049	32,498,579

(2)	The rate shown is the 7-day yield as of November 30, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
129	Long	S&P Mid Cap 400 E-Mini Index	December 2020	$27,708,396	$27,972,360	$263,964

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$3,141,282,848	$—	$—	$3,141,282,848
Short-Term Investment Securities:
Registered Investment Companies	14,025,501	—	—	14,025,501
U.S. Government Treasuries	—	5,896,945	—	5,896,945
Repurchase Agreements	—	21,093,000	—	21,093,000

Total Investments at Value	$3,155,308,349	$26,989,945	$—	$3,182,298,294

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$263,964	$—	$—	$263,964

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

147

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Enterprise Software/Service	6.6%
Commercial Services — Finance	5.5
Electronic Components — Semiconductors	4.8
Semiconductor Equipment	3.7
Medical Products	3.3
Data Processing/Management	2.5
Insurance — Property/Casualty	2.3
Retail — Restaurants	2.3
Computer Services	2.1
Electronic Measurement Instruments	2.0
Electronic Connectors	1.9
Electronic Components — Misc.	1.9
Medical Labs & Testing Services	1.8
Medical — Biomedical/Gene	1.8
Computer Software	1.8
Distribution/Wholesale	1.8
Medical — Drugs	1.6
Real Estate Investment Trusts	1.5
Commercial Paper	1.5
Disposable Medical Products	1.4
Dental Supplies & Equipment	1.4
Telecommunication Equipment	1.4
Medical Instruments	1.4
Energy — Alternate Sources	1.4
Retail — Apparel/Shoe	1.4
Aerospace/Defense	1.3
Insurance Brokers	1.3
Consulting Services	1.2
Instruments — Scientific	1.2
Diagnostic Kits	1.2
Investment Management/Advisor Services	1.1
Entertainment Software	1.1
Commercial Services	1.1
Web Hosting/Design	1.1
Apparel Manufacturers	1.1
Auction Houses/Art Dealers	1.1
Transport — Truck	1.0
Airlines	1.0
Retail — Pet Food & Supplies	0.9
Containers — Metal/Glass	0.9
Machinery — General Industrial	0.9
Computer Data Security	0.8
Retail — Automobile	0.8
Aerospace/Defense — Equipment	0.8
Containers — Paper/Plastic	0.7
Diagnostic Equipment	0.7
Building — Maintenance & Services	0.7
Advertising Services	0.7
Electric — Integrated	0.7
Rental Auto/Equipment	0.7
Retail — Floor Coverings	0.6
Machinery — Print Trade	0.6
Machinery — Pumps	0.6
Non-Hazardous Waste Disposal	0.6
Internet Application Software	0.6
Auto — Heavy Duty Trucks	0.6
Power Converter/Supply Equipment	0.6
Chemicals — Diversified	0.6
Audio/Video Products	0.6
Athletic Equipment	0.6
Finance — Credit Card	0.6
Electric Products — Misc.	0.6
E-Commerce/Services	0.6
Cruise Lines	0.5
Drug Delivery Systems	0.5
Printing — Commercial	0.5
Therapeutics	0.5
Transport — Rail	0.5
Banks — Commercial	0.5

Finance — Investment Banker/Broker	0.5
Veterinary Diagnostics	0.5
Patient Monitoring Equipment	0.5
E-Commerce/Products	0.4
Internet Content — Entertainment	0.4
Metal Processors & Fabrication	0.4
Food — Catering	0.4
Hotels/Motels	0.4
Auto/Truck Parts & Equipment — Original	0.4
Semiconductor Components — Integrated Circuits	0.4
Building & Construction — Misc.	0.3
Finance — Other Services	0.3
Decision Support Software	0.3
Broadcast Services/Program	0.3

99.5%

*	Calculated as a percentage of net assets

148

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Advertising Services — 0.7%
Trade Desk, Inc., Class A†	2,836	$2,555,435

Aerospace/Defense — 1.3%
Teledyne Technologies, Inc.†	7,741	2,925,634
TransDigm Group, Inc.	3,650	2,114,043

		5,039,677

Aerospace/Defense - Equipment — 0.8%
L3Harris Technologies, Inc.	15,176	2,913,640

Airlines — 1.0%
Ryanair Holdings PLC ADR†	19,942	2,069,382
Southwest Airlines Co.	36,574	1,694,839

		3,764,221

Apparel Manufacturers — 1.1%
Gildan Activewear, Inc.	90,169	2,356,116
VF Corp.	20,955	1,747,647

		4,103,763

Athletic Equipment — 0.6%
YETI Holdings, Inc.†	34,325	2,168,310

Auction Houses/Art Dealers — 1.1%
Ritchie Bros. Auctioneers, Inc.	56,330	4,045,057

Audio/Video Products — 0.6%
Dolby Laboratories, Inc., Class A	24,774	2,191,260

Auto - Heavy Duty Trucks — 0.6%
Cummins, Inc.	9,870	2,281,648

Auto/Truck Parts & Equipment - Original — 0.4%
Visteon Corp.†	11,847	1,431,710

Banks - Commercial — 0.5%
SVB Financial Group†	5,091	1,755,682

Broadcast Services/Program — 0.3%
Liberty Media Corp. - Liberty Formula One, Series C†	27,646	1,155,050

Building & Construction - Misc. — 0.3%
Frontdoor, Inc.†	27,203	1,287,790

Building - Maintenance & Services — 0.7%
Terminix Global Holdings, Inc.†	53,439	2,620,114

Chemicals - Diversified — 0.6%
FMC Corp.	18,914	2,194,213

Commercial Services — 1.1%
CoStar Group, Inc.†	2,423	2,206,311
Edenred	34,386	1,965,962

		4,172,273

Commercial Services - Finance — 5.5%
Euronet Worldwide, Inc.†	8,310	1,117,196
Global Payments, Inc.	24,210	4,725,550
IHS Markit, Ltd.	13,752	1,367,774
MarketAxess Holdings, Inc.	3,856	2,079,078
Repay Holdings Corp.†	105,100	2,536,063
Shift4 Payments, Inc., Class A†	29,620	1,825,481
Square, Inc., Class A†	15,290	3,225,578
WEX, Inc.†	23,935	4,146,500

		21,023,220

Computer Data Security — 0.8%
Zscaler, Inc.†	20,435	3,182,751

Computer Services — 2.1%
Amdocs, Ltd.	48,569	3,196,326

Security Description	Shares	Value (Note 2)

Computer Services (continued)
EPAM Systems, Inc.†	14,685	$4,733,416

		7,929,742

Computer Software — 1.8%
Dynatrace, Inc.†	22,011	836,858
Splunk, Inc.†	19,908	4,064,816
Twilio, Inc., Class A†	5,956	1,906,456

		6,808,130

Consulting Services — 1.2%
Booz Allen Hamilton Holding Corp.	30,805	2,673,566
Verisk Analytics, Inc.	10,519	2,086,023

		4,759,589

Containers - Metal/Glass — 0.9%
Crown Holdings, Inc.†	37,735	3,556,524

Containers - Paper/Plastic — 0.7%
Sealed Air Corp.	59,996	2,703,420

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd.	26,728	2,106,434

Data Processing/Management — 2.5%
Broadridge Financial Solutions, Inc.	30,544	4,486,303
DocuSign, Inc.†	7,365	1,678,336
Fidelity National Information Services, Inc.	23,139	3,434,059

		9,598,698

Decision Support Software — 0.3%
MSCI, Inc.	3,082	1,261,832

Dental Supplies & Equipment — 1.4%
Align Technology, Inc.†	7,716	3,713,633
DENTSPLY SIRONA, Inc.	35,303	1,796,570

		5,510,203

Diagnostic Equipment — 0.7%
Avantor, Inc.†	96,894	2,643,268

Diagnostic Kits — 1.2%
IDEXX Laboratories, Inc.†	7,130	3,286,788
Natera, Inc.†	13,564	1,197,294

		4,484,082

Disposable Medical Products — 1.4%
ICU Medical, Inc.†	10,033	1,893,227
Teleflex, Inc.	9,523	3,644,928

		5,538,155

Distribution/Wholesale — 1.8%
Ferguson PLC	15,339	1,722,640
IAA, Inc.†	46,620	2,793,470
Pool Corp.	6,614	2,289,172

		6,805,282

Drug Delivery Systems — 0.5%
DexCom, Inc.†	6,206	1,983,934

E-Commerce/Products — 0.4%
Wayfair, Inc., Class A†#	6,764	1,720,491

Electric Products - Misc. — 0.6%
AMETEK, Inc.	17,848	2,115,523

Electric - Integrated — 0.7%
Alliant Energy Corp.	48,139	2,532,111

Electronic Components - Misc. — 1.9%
Flex, Ltd.†	165,023	2,678,323

149

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Misc. (continued)
Sensata Technologies Holding PLC†	92,553	$4,519,363

		7,197,686

Electronic Components - Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	25,930	2,402,674
Cree, Inc.†	14,780	1,335,964
IPG Photonics Corp.†	8,080	1,672,641
Microchip Technology, Inc.	41,129	5,527,326
Monolithic Power Systems, Inc.	10,027	3,208,239
ON Semiconductor Corp.†	97,797	2,811,664
Xilinx, Inc.	10,173	1,480,680

		18,439,188

Electronic Connectors — 1.9%
TE Connectivity, Ltd.	63,155	7,197,775

Electronic Measurement Instruments — 2.0%
FLIR Systems, Inc.	44,547	1,703,478
Keysight Technologies, Inc.†	14,005	1,681,160
National Instruments Corp.	61,919	2,317,628
Trimble, Inc.†	33,847	2,026,420

		7,728,686

Energy - Alternate Sources — 1.4%
Enphase Energy, Inc.†#	19,923	2,720,884
Plug Power, Inc.†#	100,955	2,664,203

		5,385,087

Enterprise Software/Service — 6.6%
Atlassian Corp. PLC, Class A†	16,617	3,739,656
Bill.com Holdings, Inc.†	3,082	378,192
Black Knight, Inc.†	25,408	2,327,881
Ceridian HCM Holding, Inc.†	59,428	5,730,048
Clarivate PLC†	80,515	2,209,332
Constellation Software, Inc.	3,416	4,230,295
Paycom Software, Inc.†	3,925	1,637,039
SS&C Technologies Holdings, Inc.	73,598	5,070,166

		25,322,609

Entertainment Software — 1.1%
Take-Two Interactive Software, Inc.†	13,665	2,466,669
Zynga, Inc., Class A†	214,173	1,766,927

		4,233,596

Finance - Credit Card — 0.6%
Discover Financial Services	27,995	2,132,379

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	35,890	1,750,714

Finance - Other Services — 0.3%
Cboe Global Markets, Inc.	13,996	1,278,115

Food - Catering — 0.4%
Aramark	47,395	1,658,825

Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A#	21,425	1,541,957

Instruments - Scientific — 1.2%
PerkinElmer, Inc.	17,340	2,306,220
Waters Corp.†	10,267	2,382,047

		4,688,267

Insurance Brokers — 1.3%
Aon PLC, Class A	20,743	4,250,033
Willis Towers Watson PLC	3,616	752,815

		5,002,848

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty — 2.3%
Intact Financial Corp.	33,355	$3,731,538
James River Group Holdings, Ltd.	43,820	1,997,316
WR Berkley Corp.	47,465	3,091,395

		8,820,249

Internet Application Software — 0.6%
Wix.com, Ltd.†	9,153	2,337,951

Internet Content - Entertainment — 0.4%
Pinterest, Inc., Class A†	24,351	1,705,057

Investment Management/Advisor Services — 1.1%
LPL Financial Holdings, Inc.	48,206	4,375,659

Machinery - General Industrial — 0.9%
Middleby Corp.†	10,446	1,420,552
Westinghouse Air Brake Technologies Corp.	28,674	2,101,804

		3,522,356

Machinery - Print Trade — 0.6%
Kornit Digital, Ltd.†	29,315	2,473,307

Machinery - Pumps — 0.6%
Ingersoll Rand, Inc.†	54,411	2,408,775

Medical Instruments — 1.4%
Boston Scientific Corp.†	104,199	3,454,197
Edwards Lifesciences Corp.†	23,276	1,952,623

		5,406,820

Medical Labs & Testing Services — 1.8%
Catalent, Inc.†	71,967	6,918,907

Medical Products — 3.3%
Cooper Cos., Inc.	17,959	6,020,216
Haemonetics Corp.†	14,960	1,688,236
STERIS PLC	16,317	3,162,398
Varian Medical Systems, Inc.†	9,198	1,600,268

		12,471,118

Medical - Biomedical/Gene — 1.8%
Abcam PLC ADR†	28,206	537,606
Ascendis Pharma A/S ADR†	5,152	869,297
BioMarin Pharmaceutical, Inc.†	16,793	1,321,609
Illumina, Inc.†	3,986	1,283,851
Maravai LifeSciences Holdings, Inc., Class A†	61,421	1,729,001
Royalty Pharma PLC, Class A	27,169	1,157,400

		6,898,764

Medical - Drugs — 1.6%
Bristol-Myers Squibb Co.	15,656	976,934
Horizon Therapeutics PLC†	45,199	3,183,366
PRA Health Sciences, Inc.†	17,761	1,992,784

		6,153,084

Metal Processors & Fabrication — 0.4%
Rexnord Corp.	44,577	1,672,083

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	22,871	2,378,127

Patient Monitoring Equipment — 0.5%
Insulet Corp.†	6,740	1,736,965

Power Converter/Supply Equipment — 0.6%
Generac Holdings, Inc.†	10,303	2,221,327

Printing - Commercial — 0.5%
Cimpress PLC†#	21,899	1,962,807

Real Estate Investment Trusts — 1.5%
Crown Castle International Corp.	11,354	1,902,590

150

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Lamar Advertising Co., Class A	48,187	$3,836,167

		5,738,757

Rental Auto/Equipment — 0.7%
United Rentals, Inc.†	11,016	2,500,412

Retail - Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	5,730	1,252,234
Lululemon Athletica, Inc.†	10,725	3,970,610

		5,222,844

Retail - Automobile — 0.8%
CarMax, Inc.†	31,554	2,949,668

Retail - Floor Coverings — 0.6%
Floor & Decor Holdings, Inc., Class A†	31,091	2,490,078

Retail - Pet Food & Supplies — 0.9%
Freshpet, Inc.†	26,465	3,622,529

Retail - Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	3,020	3,894,079
Dunkin’ Brands Group, Inc.	29,976	3,187,648
Wingstop, Inc.	13,553	1,725,432

		8,807,159

Semiconductor Components - Integrated Circuits — 0.4%
NXP Semiconductors NV	8,699	1,378,096

Semiconductor Equipment — 3.7%
Entegris, Inc.	28,390	2,629,482
KLA Corp.	20,420	5,145,227
Lam Research Corp.	13,847	6,267,983

		14,042,692

Telecommunication Equipment — 1.4%
NICE, Ltd. ADR†#	22,524	5,489,549

Therapeutics — 0.5%
Neurocrine Biosciences, Inc.†	8,368	794,458
Sarepta Therapeutics, Inc.†	7,691	1,083,354

		1,877,812

Transport - Rail — 0.5%
Kansas City Southern	9,825	1,829,120

Transport - Truck — 1.0%
JB Hunt Transport Services, Inc.	11,921	1,612,673
XPO Logistics, Inc.†#	22,248	2,373,417

		3,986,090

Veterinary Diagnostics — 0.5%
Elanco Animal Health, Inc.†#	56,798	1,737,451

Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†	52,354	4,164,237

Total Common Stocks
(cost $227,796,276)		372,800,814

CONVERTIBLE PREFERRED SECURITIES — 0.6%
E-Commerce/Services — 0.6%
Airbnb, Inc., Series D†(1)(2) (cost $1,197,696)	29,418	2,502,785

Total Long-Term Investment Securities
(cost $228,993,972)		375,303,599

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Commercial Paper — 1.5%
Credit Agricole Corporate and Investment Bank 0.07% due 12/01/2020 (cost $5,700,000)	$5,700,000	$5,699,986

TOTAL INVESTMENTS
(cost $234,693,972)(3)	99.5%	381,003,585
Other assets less liabilities	0.5	1,895,159

NET ASSETS	100.0%	$382,898,744

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2020, the Fund had loaned securities with a total value of $12,904,928. This was secured by collateral of $13,516,577 received in form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$683,485
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	1,835,438
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	62,906
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	472,680
United States Treasury Notes/Bonds	0.13% to 8.13%	12/15/2020 to 02/15/2050	10,462,068

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities

Airbnb, Inc. Series D	04/16/2014	29,418	$1,197,696	$2,502,785	$85.08	0.65%

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

151

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$372,800,814	$—	$—	$372,800,814
Convertible Preferred Securities	—	—	2,502,785	2,502,785
Short-Term Investment Securities	—	5,699,986	—	5,699,986

Total Investments at Value	$372,800,814	$5,699,986	$2,502,785	$381,003,585

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

152

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Computers	12.4%
E-Commerce/Products	10.9
Applications Software	10.6
Electronic Components — Semiconductors	8.7
Web Portals/ISP	7.6
Internet Content — Entertainment	5.7
Medical — Biomedical/Gene	4.3
Auto — Cars/Light Trucks	4.1
Cable/Satellite TV	3.1
Commercial Services — Finance	2.5
Repurchase Agreements	2.4
Beverages — Non-alcoholic	2.2
Semiconductor Components — Integrated Circuits	2.2
Electronic Forms	1.8
Semiconductor Equipment	1.7
Retail — Discount	1.6
E-Commerce/Services	1.5
Networking Products	1.4
Cellular Telecom	1.3
Computer Aided Design	1.2
Data Processing/Management	1.2
Entertainment Software	1.2
Retail — Restaurants	0.9
Communications Software	0.7
Medical Instruments	0.7
Retail — Apparel/Shoe	0.7
Food — Confectionery	0.6
U.S. Government Treasuries	0.6
Electric — Integrated	0.6
Transport — Rail	0.5
Distribution/Wholesale	0.4
Computer Software	0.4
Computer Services	0.3
Hotels/Motels	0.3
Food — Misc./Diversified	0.3
Enterprise Software/Service	0.3
Diagnostic Kits	0.3
Dental Supplies & Equipment	0.3
Commercial Services	0.3
Retail — Drug Store	0.3
Retail — Auto Parts	0.3
Consulting Services	0.3
Drug Delivery Systems	0.2
Auto — Heavy Duty Trucks	0.2
Web Hosting/Design	0.2
Medical Information Systems	0.2
E-Services/Consulting	0.1
Broadcast Services/Program	0.1
Computer Data Security	0.1
Retail — Perfume & Cosmetics	0.1

99.9%

*	Calculated as a percentage of net assets

153

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Applications Software — 10.6%
Intuit, Inc.	15,668	$5,515,449
Microsoft Corp.	355,034	76,002,129

		81,517,578

Auto - Cars/Light Trucks — 4.1%
Tesla, Inc.†	55,764	31,651,646

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	20,715	1,803,448

Beverages - Non-alcoholic — 2.2%
Keurig Dr Pepper, Inc.	84,213	2,564,286
Monster Beverage Corp.†	31,562	2,675,826
PepsiCo, Inc.	82,863	11,951,331

		17,191,443

Broadcast Services/Program — 0.1%
Fox Corp., Class A	20,567	593,152
Fox Corp., Class B	15,624	443,409

		1,036,561

Cable/Satellite TV — 3.1%
Charter Communications, Inc., Class A†	12,262	7,994,701
Comcast Corp., Class A	272,812	13,706,075
Liberty Global PLC, Class A†	10,908	245,648
Liberty Global PLC, Class C†	23,867	516,482
Sirius XM Holdings, Inc.#	259,744	1,685,739

		24,148,645

Cellular Telecom — 1.3%
T-Mobile US, Inc.†	74,076	9,847,663

Commercial Services — 0.3%
Cintas Corp.	6,194	2,200,728

Commercial Services - Finance — 2.5%
Automatic Data Processing, Inc.	25,731	4,474,106
PayPal Holdings, Inc.†	70,216	15,034,650

		19,508,756

Communications Software — 0.7%
Zoom Video Communications, Inc., Class A†	10,898	5,213,167

Computer Aided Design — 1.2%
ANSYS, Inc.†	5,134	1,735,600
Autodesk, Inc.†	13,117	3,675,777
Cadence Design Systems, Inc.†	16,684	1,940,349
Synopsys, Inc.†	9,082	2,066,155

		9,417,881

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	8,390	987,335

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A	32,450	2,535,318

Computer Software — 0.4%
Citrix Systems, Inc.	7,393	916,141
Splunk, Inc.†	9,506	1,940,935

		2,857,076

Computers — 12.4%
Apple, Inc.	802,359	95,520,839

Consulting Services — 0.3%
Verisk Analytics, Inc.	9,718	1,927,177

Data Processing/Management — 1.2%
DocuSign, Inc.†	11,072	2,523,087
Fiserv, Inc.†	40,075	4,615,839

Security Description	Shares	Value (Note 2)

Data Processing/Management (continued)
Paychex, Inc.	21,471	$2,000,024

		9,138,950

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	4,715	2,269,282

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	5,090	2,346,388

Distribution/Wholesale — 0.4%
Copart, Inc.†	14,050	1,622,073
Fastenal Co.	34,329	1,697,569

		3,319,642

Drug Delivery Systems — 0.2%
DexCom, Inc.†	5,730	1,831,766

E-Commerce/Products — 10.9%
Amazon.com, Inc.†	23,499	74,445,772
eBay, Inc.	41,884	2,112,210
JD.com, Inc. ADR†	54,929	4,688,190
Pinduoduo, Inc. ADR†	17,267	2,396,832

		83,643,004

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	2,451	4,971,731
Expedia Group, Inc.	8,121	1,010,983
MercadoLibre, Inc.†	2,975	4,621,157
Trip.com Group, Ltd . ADR†	31,297	1,051,266

		11,655,137

E-Services/Consulting — 0.1%
CDW Corp.	8,538	1,114,124

Electric-Integrated — 0.6%
Exelon Corp.	58,319	2,395,161
Xcel Energy, Inc.	31,439	2,117,731

		4,512,892

Electronic Components - Semiconductors — 8.7%
Advanced Micro Devices, Inc.†	70,261	6,510,384
Broadcom, Inc.	23,925	9,607,802
Intel Corp.	254,520	12,306,042
Microchip Technology, Inc.	15,108	2,030,364
Micron Technology, Inc.†	66,487	4,261,152
NVIDIA Corp.	36,924	19,793,479
Skyworks Solutions, Inc.	9,996	1,411,135
Texas Instruments, Inc.	54,814	8,838,758
Xilinx, Inc.	14,621	2,128,087

		66,887,203

Electronic Forms — 1.8%
Adobe, Inc.†	28,705	13,734,481

Enterprise Software/Service — 0.3%
Workday, Inc., Class A†	10,593	2,381,200

Entertainment Software — 1.2%
Activision Blizzard, Inc.	46,193	3,671,420
Electronic Arts, Inc.	17,283	2,207,903
NetEase, Inc. ADR	21,465	1,939,792
Take-Two Interactive Software, Inc.†	6,843	1,235,230

		9,054,345

Food - Confectionery — 0.6%
Mondelez International, Inc., Class A	85,479	4,910,769

Food - Misc./Diversified — 0.3%
Kraft Heinz Co.	73,165	2,410,055

154

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	19,409	$2,462,420

Internet Content - Entertainment — 5.7%
Facebook, Inc., Class A†	112,796	31,241,108
Netflix, Inc.†	26,392	12,950,555

		44,191,663

Medical Information Systems — 0.2%
Cerner Corp.	18,276	1,367,776

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	7,003	5,084,528

Medical - Biomedical/Gene — 4.3%
Alexion Pharmaceuticals, Inc.†	13,116	1,601,595
Amgen, Inc.	35,051	7,782,724
Biogen, Inc.†	9,474	2,275,371
BioMarin Pharmaceutical, Inc.†	10,853	854,131
Gilead Sciences, Inc.	75,029	4,552,009
Illumina, Inc.†	8,737	2,814,100
Incyte Corp.†	13,088	1,106,460
Moderna, Inc.†	23,614	3,606,802
Regeneron Pharmaceuticals, Inc.†	6,256	3,228,284
Seagen, Inc.†	10,413	1,773,438
Vertex Pharmaceuticals, Inc.†	15,588	3,550,167

		33,145,081

Networking Products — 1.4%
Cisco Systems, Inc.	252,683	10,870,423

Retail - Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†	7,440	2,754,437
Ross Stores, Inc.	21,300	2,290,176

		5,044,613

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	4,432	1,960,894

Retail-Discount — 1.6%
Costco Wholesale Corp.	26,423	10,351,739
Dollar Tree, Inc.†	14,202	1,551,426

		11,903,165

Retail - Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	51,858	1,971,123

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	3,371	928,373

Retail - Restaurants — 0.9%
Starbucks Corp.	69,959	6,857,381

Semiconductor Components - Integrated Circuits — 2.2%
Analog Devices, Inc.	22,093	3,072,695
Maxim Integrated Products, Inc.	15,960	1,325,318
NXP Semiconductors NV	16,710	2,647,198
QUALCOMM, Inc.	67,521	9,937,066

		16,982,277

Semiconductor Equipment — 1.7%
Applied Materials, Inc.	54,655	4,507,944
ASML Holding NV	4,568	1,999,551
KLA Corp.	9,304	2,344,329
Lam Research Corp.	8,715	3,944,932

		12,796,756

Transport-Rail — 0.5%
CSX Corp.	45,784	4,122,849

Security Description	Shares/Principal Amount	Value (Note 2)

Web Hosting/Design — 0.2%
VeriSign, Inc.†	6,873	$1,379,549

Web Portals/ISP — 7.6%
Alphabet, Inc., Class A†	16,174	28,375,666
Alphabet, Inc., Class C†	15,652	27,559,102
Baidu, Inc. ADR†	16,828	2,338,924

		58,273,692

Total Long-Term Investment Securities
(cost $216,926,743)		745,917,062

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09% (1)(2)	38,772	38,772

U.S. Government Treasuries — 0.6%
United States Treasury Bills
0.11% due 12/31/2020(3)	$150,000	149,990
0.15% due 04/22/2021(3)	3,500,000	3,498,740
0.16% due 05/20/2021(3)	1,200,000	1,199,497

		4,848,227

Total Short-Term Investment Securities
(cost $4,885,850)		4,886,999

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $18,141,000 and collateralized by $18,577,100 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $18,503,877 (cost $18,141,000)	18,141,000	18,141,000

TOTAL INVESTMENTS
(cost $239,953,593)(4)	99.9%	768,945,061
Other assets less liabilities	0.1	960,623

NET ASSETS	100.0%	$769,905,684

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2020.
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $1,685,739. This was secured by collateral of $38,772, which was received in cash and subsequently invested in short-term investments currently valued at $38,772 as reported in the Portfolio of Investments. Additional collateral of $1,699,330 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
United States Treasury Notes/Bonds	zero coupon to 8.13%	01/15/2021 to 11/15/2049	$1,699,330

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

155

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
97	Long	NASDAQ 100 E-Mini Index	December 2020	$22,496,275	$23,817,380	$1,321,105

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$745,917,062	$—	$—	$745,917,062
Short-Term Investment Securities:
Registered Investment Companies	38,772	—	—	38,772
U.S. Government Treasuries	—	4,848,227	—	4,848,227
Repurchase Agreements	—	18,141,000	—	18,141,000

Total Investments at Value	$745,955,834	$22,989,227	$—	$768,945,061

Other Financial Instruments:†

Futures Contracts	$1,321,105	$—	$—	$1,321,105

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

156

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Electronic Components — Semiconductors	12.8%
Web Portals/ISP	8.1
Enterprise Software/Service	7.1
Commercial Services — Finance	6.4
Internet Content — Entertainment	6.2
E-Commerce/Services	6.1
E-Commerce/Products	6.1
Computer Software	6.1
Applications Software	5.1
Semiconductor Equipment	4.7
Semiconductor Components — Integrated Circuits	4.0
Computers	2.6
Computer Data Security	2.3
Registered Investment Companies	2.1
Internet Application Software	1.9
Retail — Apparel/Shoe	1.6
Entertainment Software	1.5
Communications Software	1.3
Computers — Memory Devices	1.3
Electronic Components — Misc.	1.2
Finance — Credit Card	1.1
Data Processing/Management	1.1
Internet Security	0.9
Wireless Equipment	0.8
Internet Content — Information/News	0.7
Computer Services	0.7
Networking Products	0.6
Auto — Cars/Light Trucks	0.6
Electronic Forms	0.5
Computers — Other	0.4
Telecom Equipment — Fiber Optics	0.4
Medical Instruments	0.3
Advertising Services	0.3
Energy — Alternate Sources	0.2
Industrial Automated/Robotic	0.2
Apparel Manufacturers	0.2
Repurchase Agreements	0.2
Computer Aided Design	0.2
Electronic Measurement Instruments	0.2
Pharmacy Services	0.2
Specified Purpose Acquisitions	0.1
Publishing — Newspapers	0.1
Web Hosting/Design	0.1
Food — Wholesale/Distribution	0.1
Exchange — Traded Funds	0.1
Electronic Connectors	0.1
Transport — Services	0.1
Machinery — Electrical	0.1
Internet Infrastructure Software	0.1

99.2%

*	Calculated as a percentage of net assets

157

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.2%
Advertising Services — 0.3%
Trade Desk, Inc., Class A†	6,505	$5,861,460

Apparel Manufacturers — 0.2%
boohoo Group PLC†	1,028,832	4,293,069

Applications Software — 5.1%
Epic Games, Inc.†(1)(2)	2,883	1,657,725
Intuit, Inc.	13,650	4,805,073
Microsoft Corp.	364,367	78,000,044
ServiceNow, Inc.†	26,569	14,202,459
TeamViewer AG†*	108,219	5,154,527

		103,819,828

Auto - Cars/Light Trucks — 0.5%
Tesla, Inc.†	16,785	9,527,166

Commercial Services - Finance — 6.4%
Adyen NV†*#	1,575	3,009,741
Avalara, Inc.†	8,270	1,420,372
FleetCor Technologies, Inc.†	40,533	10,749,757
Global Payments, Inc.	168,137	32,818,661
PayPal Holdings, Inc.†	216,391	46,333,641
Square, Inc., Class A†	140,082	29,551,699
WEX, Inc.†	37,679	6,527,510

		130,411,381

Communications Software — 1.3%
RingCentral, Inc., Class A†	40,660	12,078,053
Zoom Video Communications, Inc., Class A†	30,420	14,551,711

		26,629,764

Computer Aided Design — 0.2%
Autodesk, Inc.†	7,735	2,167,579
Cadence Design Systems, Inc.†	13,315	1,548,535

		3,716,114

Computer Data Security — 2.3%
Crowdstrike Holdings, Inc., Class A†	142,530	21,846,999
McAfee Corp.†	191,115	3,067,396
Varonis Systems, Inc.†	39,685	4,787,598
Zscaler, Inc.†	110,700	17,241,525

		46,943,518

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A	73,476	5,740,680
Genpact, Ltd.	233,440	9,489,336

		15,230,016

Computer Software — 6.1%
Citrix Systems, Inc.	144,854	17,950,308
Cloudflare, Inc., Class A†	28,910	2,170,563
Datadog, Inc., Class A†	108,070	10,690,284
MongoDB, Inc.†#	93,570	26,883,597
Slack Technologies, Inc., Class A†	184,858	7,926,711
Snowflake, Inc., Class A†#	13,850	4,512,884
Splunk, Inc.†	95,482	19,495,515
Twilio, Inc., Class A†	106,590	34,118,393

		123,748,255

Computers — 2.6%
Apple, Inc.	447,110	53,228,446

Computers - Memory Devices — 1.3%
Pure Storage, Inc., Class A†	1,352,707	24,713,957
Seagate Technology PLC	16,335	960,661

		25,674,618

Security Description	Shares	Value (Note 2)

Computers - Other — 0.4%
Lumentum Holdings, Inc.†	92,698	$8,007,253

Data Processing/Management — 1.1%
DocuSign, Inc.†	46,660	10,632,881
Fidelity National Information Services, Inc.	36,940	5,482,265
Fiserv, Inc.†	49,465	5,697,379

		21,812,525

E-Commerce/Products — 6.1%
Alibaba Group Holding, Ltd.†	174,472	5,883,974
Alibaba Group Holding, Ltd. ADR†	63,886	16,825,017
Amazon.com, Inc.†	27,457	86,984,874
Etsy, Inc.†	79,421	12,762,955
JD.com, Inc. ADR†	24,295	2,073,578
Ozon Holdings PLC ADR†	28,886	1,156,018

		125,686,416

E-Commerce/Services — 5.9%
58.com Inc Common Stock†(1)(2)	628,854	17,607,912
Booking Holdings, Inc.†	20,290	41,157,251
Delivery Hero SE†*	73,557	8,883,929
Expedia Group, Inc.	21,280	2,649,147
Match Group, Inc.†	34,899	4,858,290
Tongcheng-Elong Holdings, Ltd.†	1,997,600	3,726,630
Trainline PLC†*	905,567	5,478,532
Trip.com Group, Ltd . ADR†	977,990	32,850,684
Uber Technologies, Inc.†	55,779	2,769,985
Zillow Group, Inc., Class A†	8,995	992,598

		120,974,958

Electronic Components - Misc. — 1.2%
Flex, Ltd.†	1,053,755	17,102,444
Hon Hai Precision Industry Co., Ltd.	806,000	2,327,298
Taiyo Yuden Co., Ltd.	127,200	5,769,080

		25,198,822

Electronic Components - Semiconductors — 12.8%
Advanced Micro Devices, Inc.†	380,604	35,266,767
Cree, Inc.†	35,820	3,237,770
Infineon Technologies AG	288,195	10,148,195
IPG Photonics Corp.†	14,260	2,951,963
Lattice Semiconductor Corp.†	200,262	8,380,965
Marvell Technology Group, Ltd.	590,179	27,319,386
Micron Technology, Inc.†	970,530	62,201,268
NVIDIA Corp.	42,103	22,569,734
Qorvo, Inc.†	57,135	8,951,912
Samsung Electronics Co., Ltd.	779,435	46,982,345
SK Hynix, Inc.	162,826	14,346,875
Skyworks Solutions, Inc.	38,295	5,406,105
STMicroelectronics NV	143,165	5,604,817
STMicroelectronics NV#	225,828	8,954,080

		262,322,182

Electronic Connectors — 0.1%
Amphenol Corp., Class A	15,095	1,974,577

Electronic Forms — 0.5%
Adobe, Inc.†	21,851	10,455,048

Electronic Measurement Instruments — 0.2%
Koh Young Technology, Inc.	38,835	3,288,455

Energy - Alternate Sources — 0.2%
Array Technologies, Inc.†	105,953	4,829,338

Enterprise Software/Service — 7.1%
Alteryx, Inc., Class A†#	41,410	4,962,574
Ceridian HCM Holding, Inc.†	28,327	2,731,289

158

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Coupa Software, Inc.†	6,170	$2,029,375
Guidewire Software, Inc.†	75,824	9,286,924
HubSpot, Inc.†	14,140	5,575,826
Paycom Software, Inc.†	66,470	27,723,308
salesforce.com, Inc.†	238,473	58,616,663
SVMK, Inc.†	113,238	2,409,705
Veeva Systems, Inc., Class A†	32,840	9,092,411
Workday, Inc., Class A†	97,100	21,827,109

		144,255,184

Entertainment Software — 1.5%
Activision Blizzard, Inc.	15,615	1,241,080
Electronic Arts, Inc.	32,426	4,142,421
Mail.Ru Group, Ltd. GDR†	580,502	16,747,483
NetEase, Inc. ADR	27,955	2,526,293
Take-Two Interactive Software, Inc.†	15,020	2,711,260
Zynga, Inc., Class A†	271,106	2,236,625

		29,605,162

Finance - Credit Card — 1.1%
Visa, Inc., Class A	109,497	23,032,694

Food - Wholesale/Distribution — 0.0%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	33,995
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	651,040

		685,035

Industrial Automated/Robotic — 0.2%
Cognex Corp.	23,100	1,735,734
Keyence Corp.	5,500	2,807,423

		4,543,157

Internet Application Software — 1.9%
Okta, Inc.†	66,285	16,242,476
Shopify, Inc., Class A†	14,455	15,761,443
Wix.com, Ltd.†	14,932	3,814,081
Zendesk, Inc.†	22,870	3,053,145

		38,871,145

Internet Content - Entertainment — 6.2%
Facebook, Inc., Class A†	321,140	88,946,146
Netflix, Inc.†	5,460	2,679,222
Pinterest, Inc., Class A†	187,748	13,146,115
Snap, Inc., Class A†	436,212	19,376,537
Spotify Technology SA†	2,645	770,674
Tencent Music Entertainment Group ADR†	170,529	2,858,066

		127,776,760

Internet Content - Information/News — 0.7%
Naspers, Ltd., Class N	46,976	9,491,359
Tencent Holdings, Ltd.	79,671	5,786,928

		15,278,287

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	8,015	1,304,922

Internet Security — 0.9%
FireEye, Inc.†	59,820	899,095
NortonLifeLock, Inc.	563,668	10,275,668
Palo Alto Networks, Inc.†	27,480	8,076,921

		19,251,684

Machinery - Electrical — 0.1%
Bloom Energy Corp., Class A†#	60,845	1,491,919

Medical Instruments — 0.3%
Intuitive Surgical, Inc.†	9,484	6,885,858

Security Description	Shares	Value (Note 2)

Networking Products — 0.6%
Arista Networks, Inc.†	3,430	$928,501
Cisco Systems, Inc.	248,142	10,675,069

		11,603,570

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Class A†(1)(2)	49,774	1,220,986

Publishing - Newspapers — 0.1%
News Corp., Class A	162,820	2,873,773

Real Estate Investment Trusts — 0.0%
Equinix, Inc.	990	690,812

Retail - Apparel/Shoe — 1.6%
Zalando SE†*	326,986	33,075,852

Semiconductor Components - Integrated Circuits — 4.0%
Maxim Integrated Products, Inc.	152,891	12,696,069
NXP Semiconductors NV	61,935	9,811,743
QUALCOMM, Inc.	278,179	40,939,603
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	191,660	18,594,853

		82,042,268

Semiconductor Equipment — 4.7%
Applied Materials, Inc.	247,481	20,412,233
BE Semiconductor Industries NV	142,351	7,439,090
FormFactor, Inc.†	136,482	5,595,762
Globalwafers Co., Ltd.	254,000	4,972,617
KLA Corp.	56,690	14,284,179
Lam Research Corp.	46,007	20,825,529
Teradyne, Inc.	153,336	16,919,094
Tokyo Electron, Ltd.	13,900	4,722,538

		95,171,042

Specified Purpose Acquisitions — 0.1%
Reinvent Technology Partners†	250,920	2,935,764

Telecom Equipment - Fiber Optics — 0.4%
Corning, Inc.	200,417	7,499,604

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	32,562	2,589,981

Web Portals/ISP — 8.1%
Alphabet, Inc., Class A†	26,224	46,007,386
Alphabet, Inc., Class C†	59,924	105,510,584
Baidu, Inc. ADR†	73,859	10,265,662
NAVER Corp.	12,955	3,248,848

		165,032,480

Wireless Equipment — 0.8%
Samsung SDI Co., Ltd.	33,354	16,065,863

Total Common Stocks
(cost $1,334,540,427)		1,967,417,011

CONVERTIBLE PREFERRED SECURITIES — 0.6%
Auto - Cars/Light Trucks — 0.1%
GM Cruise Holdings, LLC Class F†(1)(2)	89,700	1,637,025

E-Commerce/Services — 0.2%
Airbnb, Inc., Series E†(1)(2)	26,943	2,292,221
Rappi, Inc., Series E†(1)(2)	39,184	2,341,089
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	11,731	434,047

		5,067,357

Food - Wholesale/Distribution — 0.1%
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	1,342,250

159

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
IT Services — 0.0%
Mesosphere, Inc. Series D†(1)(2)	151,129	$337,018

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	61,401	1,506,203

Transport - Services — 0.1%
Waymo LLC Series A-2†(1)(2)	21,059	1,808,277

Total Convertible Preferred Securities
(cost $12,245,163)		11,698,130

EXCHANGE - TRADED FUNDS — 0.1%
iShares Expanded Tech Sector ETF# (cost $1,478,641)	5,940	1,992,038

Total Long-Term Investment Securities
(cost $1,348,264,231)		1,981,107,179

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(3)	500,211	500,211
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(3)(4)	9,368,782	9,368,782
T. Rowe Price Government Reserve Fund 0.09%(3)	34,039,222	34,039,222

Total Short-Term Investment Securities
(cost $43,908,215)		43,908,215

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $3,850,000 and collateralized by $3,942,600 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $3,927,060 (cost $3,850,000)	$3,850,000	3,850,000

TOTAL INVESTMENTS
(cost $1,396,022,446)(5)	99.2%	2,028,865,394
Other assets less liabilities	0.8	17,352,743

NET ASSETS	100.0%	$2,046,218,137

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $55,602,581 representing 2.7% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks

58.com, Inc.	08/31/2020	628,854	$16,791,820	$17,607,912	$28.00	0.86%
Epic Games, Inc.	06/18/2020	2,883	1,657,725	1,657,725	575.00	0.08
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080

		10,539	488,313	685,035	65.00	0.03

JAND, Inc., (dba Warby Parker), Class A	03/09/2018	49,774	782,298	1,220,986	24.53	0.06
Convertible Preferred Securities

Airbnb, Inc.,
Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,292,221	85.08	0.11

GM Cruise Holdings, LLC
Class F	05/07/2019	89,700	1,637,025	1,637,025	18.25	0.08
JAND, Inc., (dba Warby Parker),
Series E	03/09/2018	61,401	965,040	1,506,203	24.53	0.07
Maplebear, Inc., (dba Instacart)
Series G	07/02/2020	20,650	993,098	1,342,250	65.00	0.07
Mesophere, Inc.,
Series D	05/04/2018	151,129	1,670,656	337,018	2.23	0.02
Rappi, Inc.,
Series E	09/08/2020	39,184	2,341,089	2,341,089	59.75	0.11
Waymo LLC
Series A-2	05/08/2020	21,059	1,808,277	1,808,277	85.87	0.09
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	11,731	321,737	434,047	37.00	0.02

				$32,869,788		1.60%

(3)	The rate shown is the 7-day yield as of November 30, 2020.

160

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

(4)

At November 30, 2020, the Fund had loaned securities with a total value of $14,026,346. This was secured by collateral of $9,368,782 which was received in cash and subsequently invested in short-term investments currently valued at $9.368,782 as reported in the Portfolio of Investments. Additional collateral of $5,039,629 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
United States Treasury Bills	0.00%	12/03/2020 to 04/08/2021	$158,009
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 11/15/2049	4,881,620

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Applications Software	$102,162,103	$—	$1,657,725	$103,819,828
E-Commerce/Services	103,367,046	—	17,607,912	120,974,958
Food-Wholesale/Distribution	—	—	685,035	685,035
Pharmacy Services	—	—	1,220,986	1,220,986
Other Industries	1,740,716,204	—	—	1,740,716,204
Convertible Preferred Securities	—	—	11,698,130	11,698,130
Exchange -Traded Funds	1,992,038	—	—	1,992,038
Short-Term Investment Securities	43,908,215	—	—	43,908,215
Repurchase Agreements	—	3,850,000	—	3,850,000

Total Investments at Value	$1,992,145,606	$3,850,000	$32,869,788	$2,028,865,394

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of May 31, 2020	$970,250	$8,074,314
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	447,458	942,619
Change in unrealized depreciation(1)	—	(652,990)
Net purchases	2,146,038	3,334,187
Net Sales	—	—
Transfers into Level 3(2)	17,607,912	—
Transfers out of Level 3	—	—

Balance as of November 30, 2020	$21,171,658	$11,698,130

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2020 includes:

Common Stocks	Convertible Preferred Securities
$447,458	$289,629

(2)	ADR shares were converted to Unlisted Common Stock following an acquisition offer. Security was previously valued with Level 1 inputs

161

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2020.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/20	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$3,563,746	Market Approach	Transaction Price*	$24.5306 - $575.0000 ($288.36810)#

	$17,607,912	Income Approach	Acquisition offer*	$28.00

Convertible Preferred Securities	$9,068,891	Market Approach	Transaction Price*	$18.2500 - $85.8672 ($51.3042)#

	$337,018	Market Approach	Transaction Price*	$11.0500
			Sales Multiple*	3.6x
			Gross Profit Mutilple*	4.6x
			Discount for Lack of Marketability	10.0%

	$2,292,221	Market Approach	Transaction Price*	$55.0000
			Revenue Multiple*	5.64x - 7.30x (6.25x)^
			Gross Profit Mutilple*	8.27x
			Discount for Lack of Marketability	10.0% - 15.0% (12.5%)^

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

162

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2020 — (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	18.4%
Medical Products	5.8
Electronic Components — Semiconductors	4.6
Computer Software	4.3
Medical — Drugs	3.9
Registered Investment Companies	3.8
Commercial Services — Finance	2.9
Enterprise Software/Service	2.4
Computer Data Security	2.3
Retail — Pet Food & Supplies	2.0
Internet Application Software	1.9
Finance — Consumer Loans	1.9
Retail — Discount	1.9
Building & Construction Products — Misc.	1.9
Communications Software	1.7
Medical — Outpatient/Home Medical	1.7
Steel Pipe & Tube	1.5
Distribution/Wholesale	1.5
Banks — Mortgage	1.5
Food — Misc./Diversified	1.4
Electronic Components — Misc.	1.4
Educational Software	1.4
Cosmetics & Toiletries	1.4
Transport — Truck	1.4
Energy — Alternate Sources	1.3
Electronics — Military	1.3
Racetracks	1.3
Athletic Equipment	1.3
Repurchase Agreements	1.2
Commercial Services	1.2
Consulting Services	1.1
Semiconductor Equipment	1.0
Computer Services	1.0
Machinery — General Industrial	1.0
Medical Labs & Testing Services	1.0
Electric — Integrated	1.0
Electronic Measurement Instruments	1.0
Retail — Automobile	1.0
Web Hosting/Design	1.0
Applications Software	1.0
Telecommunication Equipment	1.0
Food — Baking	0.9
Medical Instruments	0.9
Health Care Cost Containment	0.9
Medical Information Systems	0.8
Instruments — Controls	0.8
Therapeutics	0.8
Auto/Truck Parts & Equipment — Original	0.8
Machinery — Print Trade	0.7
Building — Residential/Commercial	0.7
Transport — Services	0.7
Telecom Services	0.7
E-Commerce/Services	0.6
Filtration/Separation Products	0.6
Apparel Manufacturers	0.6
Retail — Restaurants	0.6
Building — Mobile Home/Manufactured Housing	0.5
Computers — Integrated Systems	0.5

103.7%

*	Calculated as a percentage of net assets

163

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Apparel Manufacturers — 0.6%
Canada Goose Holdings, Inc.†#	32,050	$1,065,342

Applications Software — 1.0%
Five9, Inc.†	11,940	1,853,088

Athletic Equipment — 1.3%
YETI Holdings, Inc.†	38,590	2,437,730

Auto/Truck Parts & Equipment - Original — 0.8%
Fox Factory Holding Corp.†	16,850	1,470,500

Banks - Mortgage — 1.5%
Walker & Dunlop, Inc.	35,050	2,804,350

Building & Construction Products - Misc. — 1.9%
Builders FirstSource, Inc.†	24,190	904,948
Simpson Manufacturing Co., Inc.	28,611	2,629,351

		3,534,299

Building - Mobile Home/Manufactured Housing — 0.5%
Skyline Champion Corp.†	32,440	996,881

Building - Residential/Commercial — 0.7%
Meritage Homes Corp.†	15,110	1,362,167

Commercial Services — 1.2%
LiveRamp Holdings, Inc.†	39,460	2,308,805

Commercial Services - Finance — 2.9%
Evo Payments, Inc., Class A†	34,970	879,146
Green Dot Corp., Class A†	20,870	1,117,797
Repay Holdings Corp.†	79,190	1,910,855
Shift4 Payments, Inc., Class A†	26,480	1,631,962

		5,539,760

Communications Software — 1.7%
Avaya Holdings Corp.†	172,510	3,210,411

Computer Data Security — 2.3%
Varonis Systems, Inc.†	36,190	4,365,962

Computer Services — 1.0%
WNS Holdings, Ltd. ADR†	28,120	1,979,929

Computer Software — 4.3%
Bandwidth, Inc., Class A†	37,450	5,684,161
Envestnet, Inc.†	31,590	2,535,413

		8,219,574

Computers - Integrated Systems — 0.5%
Telos Corp.†	49,670	996,877

Consulting Services — 1.1%
FTI Consulting, Inc.†	19,800	2,079,396

Cosmetics & Toiletries — 1.4%
e.l.f. Beauty, Inc.†	119,220	2,591,843

Distribution/Wholesale — 1.5%
SiteOne Landscape Supply, Inc.†#	20,380	2,814,478

E-Commerce/Services — 0.6%
EverQuote, Inc., Class A†	31,850	1,199,471

Educational Software — 1.4%
Arco Platform, Ltd., Class A†	59,886	2,620,012

Electric - Integrated — 1.0%
Evoqua Water Technologies Corp.†	74,920	1,954,663

Electronic Components - Misc. — 1.4%
Advanced Energy Industries, Inc.†	27,250	2,628,535

Electronic Components - Semiconductors — 4.6%
Lattice Semiconductor Corp.†	90,910	3,804,584
MACOM Technology Solutions Holdings, Inc.†#	68,530	3,061,920

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Silicon Laboratories, Inc.†	17,130	$2,007,807

		8,874,311

Electronic Measurement Instruments — 1.0%
Itron, Inc.†	24,830	1,951,886

Electronics - Military — 1.3%
Mercury Systems, Inc.†	35,400	2,521,188

Energy - Alternate Sources — 1.3%
Plug Power, Inc.†	60,920	1,607,679
Sunrun, Inc.†	14,450	925,956

		2,533,635

Enterprise Software/Service — 2.4%
ACI Worldwide, Inc.†	45,960	1,497,377
Everbridge, Inc.†	24,290	3,083,372

		4,580,749

Filtration/Separation Products — 0.6%
ESCO Technologies, Inc.	11,560	1,143,284

Finance - Consumer Loans — 1.9%
LendingTree, Inc.†#	2,930	748,849
PRA Group, Inc.†	67,690	2,817,935

		3,566,784

Food - Baking — 0.9%
Hostess Brands, Inc.†	131,350	1,779,792

Food - Misc./Diversified — 1.4%
BellRing Brands, Inc., Class A†	105,630	2,154,852
Lancaster Colony Corp.	3,140	531,696

		2,686,548

Health Care Cost Containment — 0.9%
HealthEquity, Inc.†	23,050	1,652,454

Instruments - Controls — 0.8%
Watts Water Technologies, Inc., Class A	13,490	1,580,354

Internet Application Software — 1.9%
Wix.com, Ltd.†	14,030	3,583,683

Machinery - General Industrial — 1.0%
Chart Industries, Inc.†	19,150	1,979,344

Machinery - Print Trade — 0.7%
Kornit Digital, Ltd.†	16,750	1,413,198

Medical Information Systems — 0.8%
Health Catalyst, Inc.†#	44,800	1,597,120

Medical Instruments — 0.9%
Silk Road Medical, Inc.†#	30,160	1,728,168

Medical Labs & Testing Services — 1.0%
Invitae Corp.†#	39,390	1,955,713

Medical Products — 5.8%
Eargo, Inc.†	13,830	693,021
Hanger, Inc.†	44,010	998,587
Inspire Medical Systems, Inc.†	14,840	2,756,382
iRhythm Technologies, Inc.†	9,770	2,388,863
Masimo Corp.†	6,510	1,656,730
Nevro Corp.†	16,330	2,633,212

		11,126,795

Medical - Biomedical/Gene — 18.4%
Allogene Therapeutics, Inc.†	31,520	978,696
Amicus Therapeutics, Inc.†	113,237	2,591,995
Apellis Pharmaceuticals, Inc.†	51,760	2,439,966
Arcus Biosciences, Inc.†	41,460	1,128,956

164

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Arena Pharmaceuticals, Inc.†	18,410	$1,212,667
Ascendis Pharma A/S ADR†	8,860	1,494,948
Avidity Biosciences, Inc.†	29,440	881,434
Bluebird Bio, Inc.†	25,978	1,145,370
Blueprint Medicines Corp.†	17,462	1,887,293
Celyad SA ADR†	25,686	252,493
Constellation Pharmaceuticals, Inc.†	46,790	1,185,658
CytomX Therapeutics, Inc.†	85,130	640,178
Epizyme, Inc.†	91,880	1,262,431
Equillium, Inc.†#	75,960	394,992
Fate Therapeutics, Inc.†	52,330	3,059,473
Five Prime Therapeutics, Inc.†	30,450	572,460
Generation Bio Co.†	29,700	1,432,134
Iovance Biotherapeutics, Inc.†	46,858	1,818,559
Kronos Bio, Inc.†	23,680	759,418
Mirati Therapeutics, Inc.†	11,150	2,652,027
Opthea, Ltd. ADR†	52,790	692,605
Replimune Group, Inc.†	34,010	1,757,637
Sage Therapeutics, Inc.†	17,300	1,281,757
SpringWorks Therapeutics, Inc.†#	21,800	1,426,592
Twist Bioscience Corp.†	19,200	2,145,408

		35,095,147

Medical - Drugs — 3.9%
Bioxcel Therapeutics, Inc.†#	24,400	1,073,600
Compass Pathways PLC ADR†#	18,140	904,098
Kura Oncology, Inc.†	50,090	1,818,267
Myovant Sciences, Ltd.†#	63,560	1,509,550
ORIC Pharmaceuticals, Inc.†#	40,120	1,360,469
PMV Pharmaceuticals Inc†	22,970	809,463

		7,475,447

Medical - Outpatient/Home Medical — 1.7%
LHC Group, Inc.†	16,300	3,200,016

Racetracks — 1.3%
Churchill Downs, Inc.	13,800	2,482,896

Retail - Automobile — 1.0%
Lithia Motors, Inc., Class A	6,680	1,932,524

Retail - Discount — 1.9%
BJ’s Wholesale Club Holdings, Inc.†	56,730	2,325,363
Ollie’s Bargain Outlet Holdings, Inc.†	14,040	1,236,362

		3,561,725

Retail - Pet Food & Supplies — 2.0%
Freshpet, Inc.†	28,400	3,887,392

Retail - Restaurants — 0.6%
Wingstop, Inc.	8,290	1,055,400

Semiconductor Equipment — 1.0%
CMC Materials, Inc.	12,840	1,980,955

Steel Pipe & Tube — 1.5%
Advanced Drainage Systems, Inc.	41,590	2,900,902

Telecom Services — 0.7%
Vonage Holdings Corp.†	97,980	1,260,023

Telecommunication Equipment — 1.0%
Viavi Solutions, Inc.†	135,360	1,833,451

Therapeutics — 0.8%
GW Pharmaceuticals PLC ADR†#	10,660	1,493,253

Transport - Services — 0.7%
CryoPort, Inc.†#	26,950	1,311,118

Transport - Truck — 1.4%
Saia, Inc.†	14,820	2,586,683

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 1.0%
Q2 Holdings, Inc.†#	16,780	$1,902,349

Total Long-Term Investment Securities
(cost $137,257,876)		188,248,360

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2) (cost $7,212,505)	7,212,505	7,212,505

REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $2,391,000 and collateralized by $2,448,500 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $2,438,849 (cost $2,391,000)	$2,391,000	2,391,000

TOTAL INVESTMENTS
(cost $146,861,381)(3)	103.7%	197,851,865
Liabilities in excess of other assets	(3.7)	(7,105,182)

NET ASSETS	100.0%	$190,746,683

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2020, the Fund had loaned securities with a total value of $12,219,147. This was secured by collateral of $7,212,505, which was received in cash and subsequently invested in short-term investments currently valued at $7,212,505 as reported in the Portfolio of Investments. Additional collateral of $5,188,852 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$243,200
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	653,093
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	22,384
United States Treasury Bills	0.00%	02/25/2021 to 07/15/2021	7,051
United States Treasury Notes/Bonds	zero coupon to 8.13%	01/15/2021 to 11/15/2049	4,263,124

(2)	The rate shown is the 7-day yield as of November 30, 2020.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

165

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$188,248,360	$—	$—	$188,248,360
Short-Term Investment Securities	7,212,505	—	—	7,212,505
Repurchase Agreements	—	2,391,000	—	2,391,000

Total Investments at Value	$195,460,865	$2,391,000	$—	$197,851,865

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

166

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Banks — Commercial	8.8%
Medical — Biomedical/Gene	4.4
Real Estate Investment Trusts	4.3
Enterprise Software/Service	2.4
Insurance — Property/Casualty	2.3
Machinery — General Industrial	2.3
Applications Software	2.2
Repurchase Agreements	2.1
Retail — Restaurants	2.0
Commercial Services — Finance	1.7
Distribution/Wholesale	1.7
Medical Labs & Testing Services	1.6
Registered Investment Companies	1.5
Semiconductor Equipment	1.5
Machinery — Farming	1.5
Transport — Truck	1.5
Medical Products	1.5
Containers — Paper/Plastic	1.4
Electric — Integrated	1.4
Electric Products — Misc.	1.4
Building — Mobile Home/Manufactured Housing	1.4
Medical — HMO	1.3
Metal Processors & Fabrication	1.2
Investment Management/Advisor Services	1.2
Finance — Investment Banker/Broker	1.1
Commercial Services	1.1
Electronic Components — Semiconductors	1.1
Food — Wholesale/Distribution	1.1
Retail — Discount	1.1
Physical Therapy/Rehabilitation Centers	1.1
Chemicals — Specialty	1.1
Tools — Hand Held	1.0
Chemicals — Diversified	1.0
Medical — Drugs	0.9
Real Estate Management/Services	0.9
Machine Tools & Related Products	0.9
Oil Companies — Exploration & Production	0.9
Medical — Outpatient/Home Medical	0.9
Web Hosting/Design	0.8
Building & Construction — Misc.	0.8
Computer Software	0.8
Medical — Wholesale Drug Distribution	0.8
Schools	0.8
Recreational Vehicles	0.8
Instruments — Controls	0.7
Food — Misc./Diversified	0.7
Computer Aided Design	0.7
Gas — Distribution	0.7
Semiconductor Components — Integrated Circuits	0.7
Disposable Medical Products	0.7
Savings & Loans/Thrifts	0.7
Medical Instruments	0.7
Machinery — Pumps	0.6
Electronic Measurement Instruments	0.6
Brewery	0.6
Building & Construction Products — Misc.	0.6
Health Care Cost Containment	0.6
Oil — Field Services	0.5
Aerospace/Defense	0.5
Auto/Truck Parts & Equipment — Original	0.5
Containers — Metal/Glass	0.5
Identification Systems	0.5
Retail — Apparel/Shoe	0.5
Golf	0.5
Beverages — Non — alcoholic	0.5
Apparel Manufacturers	0.5
Retail — Convenience Store	0.4
E — Commerce/Services	0.4
Investment Companies	0.4

Diagnostic Kits	0.4
Finance — Consumer Loans	0.4
Water	0.4
Cable/Satellite TV	0.4
Insurance — Reinsurance	0.4
Recreational Centers	0.3
Consulting Services	0.3
Hazardous Waste Disposal	0.3
Transport — Services	0.3
Non — Hazardous Waste Disposal	0.3
Insurance Brokers	0.3
Retail — Automobile	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Diversified Manufacturing Operations	0.3
Miscellaneous Manufacturing	0.3
Retail — Vision Service Center	0.3
Gold Mining	0.3
Filtration/Separation Products	0.3
Finance — Leasing Companies	0.3
Building — Maintenance & Services	0.3
Energy — Alternate Sources	0.3
Metal — Aluminum	0.3
Gambling (Non — Hotel)	0.2
Retail — Home Furnishings	0.2
Finance — Mortgage Loan/Banker	0.2
Power Converter/Supply Equipment	0.2
Finance — Other Services	0.2
Security Services	0.2
Retail — Misc./Diversified	0.2
Oil Field Machinery & Equipment	0.2
Computers — Integrated Systems	0.2
Machinery — Electrical	0.2
Entertainment Software	0.2
Internet Security	0.2
Therapeutics	0.2
Electronic Components — Misc.	0.2
Auto Repair Centers	0.2
Poultry	0.2
Human Resources	0.2
Auto — Cars/Light Trucks	0.2
E — Commerce/Products	0.1
Building Products — Air & Heating	0.1
Wireless Equipment	0.1
Internet Financial Services	0.1
Electronic Security Devices	0.1
Metal — Copper	0.1
Advertising Services	0.1
Footwear & Related Apparel	0.1
Building — Heavy Construction	0.1
Pharmacy Services	0.1
Forestry	0.1
Food — Confectionery	0.1
Printing — Commercial	0.1
Building — Residential/Commercial	0.1
Retail — Arts & Crafts	0.1
Protection/Safety	0.1
Specified Purpose Acquisitions	0.1
Diversified Minerals	0.1
Building Products — Doors & Windows	0.1
Aerospace/Defense — Equipment	0.1
Internet Application Software	0.1
Computers — Other	0.1
Environmental Consulting & Engineering	0.1
Radio	0.1
Data Processing/Management	0.1
Food — Retail	0.1
Paper & Related Products	0.1
Telecommunication Equipment	0.1
Theaters	0.1
Home Furnishings	0.1

167

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited) — (continued)

Advanced Materials	0.1
Retail — Sporting Goods	0.1
Health Care Providers & Services	0.1
Pollution Control	0.1
Metal Products — Distribution	0.1
Medical Information Systems	0.1
Computer Services	0.1
Computers — Memory Devices	0.1
Retail — Bookstores	0.1
Textile — Products	0.1
Telecom Services	0.1
Engineering/R&D Services	0.1
Diagnostic Equipment	0.1
Audio/Video Products	0.1
E — Marketing/Info	0.1
Airlines	0.1
Coal	0.1
Physicians Practice Management	0.1

101.4%

*	Calculated as a percentage of net assets

168

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.7%
Advanced Materials — 0.1%
Core Molding Technologies, Inc.†	7,500	$84,000
Haynes International, Inc.	7,795	165,176

		249,176

Advertising Services — 0.1%
Fluent, Inc.†	50,500	173,720
Marchex, Inc., Class B†	40,000	86,400
Marin Software, Inc.†	13,571	28,771
National CineMedia, Inc.	32,706	110,219

		399,110

Aerospace/Defense — 0.5%
Air Industries Group†	20,000	26,600
Kratos Defense & Security Solutions, Inc.†	21,471	454,541
Teledyne Technologies, Inc.†	3,060	1,156,496

		1,637,637

Aerospace/Defense - Equipment — 0.1%
Aerojet Rocketdyne Holdings, Inc.†	5,455	204,181
CPI Aerostructures, Inc.†	28,000	89,320

		293,501

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	9,500	122,930

Agricultural Operations — 0.0%
Alico, Inc.	2,860	88,631

Airlines — 0.1%
Mesa Air Group, Inc.†	24,600	156,948

Apparel Manufacturers — 0.5%
Carter’s, Inc.#	14,119	1,256,450
Delta Apparel, Inc.†	5,500	118,580
Tandy Leather Factory, Inc.†	15,000	48,750
Vince Holding Corp.†	10,000	51,400

		1,475,180

Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	5,800	108,924

Applications Software — 1.9%
Asana, Inc., Class A†#	3,530	98,663
Descartes Systems Group, Inc.†	16,892	1,001,527
Duck Creek Technologies, Inc.†	9,001	357,880
Five9, Inc.†	7,344	1,139,789
Medallia, Inc.†#	36,023	1,260,445
Outset Medical, Inc.†	899	57,536
PDF Solutions, Inc.†	12,140	267,930
RealPage, Inc.†	26,291	1,813,816
ServiceTitan, Inc.†(1)(2)	191	6,455
Toast, Inc. †(1)(2)	11	825
TransAct Technologies, Inc.	7,500	63,300
Wayside Technology Group, Inc.	2,700	56,403

		6,124,569

Audio/Video Products — 0.1%
Emerson Radio Corp.†	10,000	10,300
VOXX International Corp.†	13,000	167,310

		177,610

Auto Repair Centers — 0.2%
Monro, Inc.	10,525	494,780

Auto - Heavy Duty Trucks — 0.0%
Sypris Solutions, Inc.†	24,000	35,040

Auto/Truck Parts & Equipment - Original — 0.5%
Gentherm, Inc.†	8,755	497,809

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
Meritor, Inc.†	25,900	$683,760
Superior Industries International, Inc.†	20,000	99,800
Titan International, Inc.	55,400	278,108
Visteon Corp.†	453	54,745

		1,614,222

Auto/Truck Parts & Equipment - Replacement — 0.3%
Douglas Dynamics, Inc.	24,165	945,335

Banks - Commercial — 8.8%
1st Constitution Bancorp	7,400	120,916
American River Bankshares	10,000	110,700
AmeriServ Financial, Inc.	22,000	72,160
Atlantic Capital Bancshares, Inc.†	8,850	124,254
Bank of Commerce Holdings	12,140	114,237
Bank of Princeton	2,051	48,875
Bank7 Corp.	10,000	121,600
BankUnited, Inc.	83,991	2,394,583
Baycom Corp.†	7,500	108,000
BCB Bancorp, Inc.	3,000	30,510
Blue Ridge Bankshares, Inc.	5,000	74,050
Bridge Bancorp, Inc.	7,900	176,328
C&F Financial Corp.	3,000	112,500
California Bancorp, Inc.†	6,300	101,430
Capital Bancorp, Inc.†	8,500	101,065
Chemung Financial Corp.	2,600	87,230
Citizens Holding Co.	4,500	92,205
Codorus Valley Bancorp, Inc.	7,145	119,965
Colony Bankcorp, Inc.	7,500	106,950
Columbia Banking System, Inc.	6,369	201,324
Commerce Bancshares, Inc.#	27,410	1,807,964
Community West Bancshares	6,700	57,352
County Bancorp, Inc.	5,000	107,300
CrossFirst Bankshares, Inc.†#	15,328	139,485
Cullen/Frost Bankers, Inc.	16,528	1,386,865
East West Bancorp, Inc.	10,700	457,104
Equity Bancshares, Inc., Class A†	7,734	156,807
Evans Bancorp, Inc.	2,900	78,242
FB Financial Corp.	13,356	426,324
First Bancshares, Inc.	9,244	252,916
First Bank	12,500	116,125
First Financial Bancorp	62,477	1,002,756
First Hawaiian, Inc.	69,098	1,514,628
First Horizon National Corp.	178,201	2,177,616
First Internet Bancorp	6,000	153,480
First Northwest Bancorp	6,500	97,500
First United Corp.	9,500	145,160
Grasshopper Bancorp, Inc.†(1)(2)	5,208	35,414
Hawthorn Bancshares, Inc.	3,373	74,206
Heritage Commerce Corp.	24,969	210,239
Heritage Financial Corp.	9,600	223,392
Home BancShares, Inc.	30,300	560,853
Investar Holding Corp.	7,500	121,950
Live Oak Bancshares, Inc.	12,094	497,305
Meridian Corp.	6,900	128,340
Northeast Bank	6,500	141,570
Northrim BanCorp, Inc.	3,600	114,372
Ohio Valley Banc Corp.	4,000	92,200
OP Bancorp	15,000	109,500
Origin Bancorp, Inc.	11,071	284,635
Pacific Mercantile Bancorp†	16,000	80,000
PCB Bancorp	11,000	119,790
Penns Woods Bancorp, Inc.	3,000	76,680
Peoples Bancorp of North Carolina, Inc.	6,050	150,524
Pinnacle Financial Partners, Inc.	13,658	739,717
Popular, Inc.	5,600	271,768

169

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Prosperity Bancshares, Inc.	6,600	$414,678
Riverview Financial Corp.	6,200	45,260
Sandy Spring Bancorp, Inc.	8,300	244,518
Seacoast Banking Corp. of Florida†	19,824	500,754
Select Bancorp, Inc.†	6,000	54,900
Shore Bancshares, Inc.	8,000	110,800
Signature Bank	21,217	2,380,335
South State Corp.	9,927	659,848
Sterling Bancorp, Inc.	14,498	56,687
United Bancshares, Inc.	6,000	147,000
United Security Bancshares	12,055	84,988
Unity Bancorp, Inc.	8,000	140,720
Webster Financial Corp.	10,127	383,206
Western Alliance Bancorp	55,944	2,868,249
Western New England Bancorp, Inc.	13,800	92,184
Wintrust Financial Corp.	30,889	1,683,142

		28,396,230

Banks - Fiduciary — 0.0%
Union Bankshares, Inc.	4,000	110,000

Banks - Regional — 0.0%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	16,044
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	7,880

		23,924

Beverages - Non-alcoholic — 0.5%
Primo Water Corp.	101,679	1,528,235

Brewery — 0.6%
Boston Beer Co., Inc., Class A†	2,127	1,979,897

Building & Construction Products - Misc. — 0.6%
Armstrong Flooring, Inc.†	40,000	142,400
Fortune Brands Home & Security, Inc.	12,768	1,066,128
Gibraltar Industries, Inc.†	11,355	743,298

		1,951,826

Building & Construction - Misc. — 0.8%
WillScot Mobile Mini Holdings Corp.†	121,555	2,614,648

Building Products - Air & Heating — 0.1%
SPX Corp.†	8,800	450,824

Building Products - Doors & Windows — 0.1%
PGT Innovations, Inc.†	16,009	298,088

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	10,000	78,200

Building - Heavy Construction — 0.1%
Goldfield Corp.†	31,500	219,555
Orion Group Holdings, Inc.†	31,100	123,467
Perma - Pipe International Holdings, Inc.†	10,000	57,400

		400,422

Building - Maintenance & Services — 0.3%
Rentokil Initial PLC†	84,740	561,806
Terminix Global Holdings, Inc.†	5,500	269,665

		831,471

Building - Mobile Home/Manufactured Housing — 1.4%
Cavco Industries, Inc.†	1,400	252,014
Horizon Global Corp.†	35,000	254,100
LCI Industries	18,441	2,319,509
Skyline Champion Corp.†	12,802	393,405
Thor Industries, Inc.	11,899	1,148,373

		4,367,401

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial — 0.1%
New Home Co., Inc.†	10,500	$59,010
TRI Pointe Group, Inc.†	16,617	290,465

		349,475

Cable/Satellite TV — 0.4%
Cable One, Inc.	592	1,172,557

Cellular Telecom — 0.0%
NII Holdings, Inc.†(1)	3,000	6,300

Chemicals - Diversified — 1.0%
Quaker Chemical Corp.#	12,382	3,058,354

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	14,000	90,580

Chemicals - Plastics — 0.0%
China XD Plastics Co., Ltd†	20,000	23,800

Chemicals - Specialty — 1.1%
AgroFresh Solutions, Inc.†	61,800	142,140
Element Solutions, Inc.	52,440	724,196
GCP Applied Technologies, Inc.†	51,172	1,202,030
Minerals Technologies, Inc.	7,700	467,159
PQ Group Holdings, Inc.†	66,292	847,875

		3,383,400

Circuit Boards — 0.0%
IEC Electronics Corp.†	12,300	121,893

Coal — 0.1%
CONSOL Energy, Inc.†	10,000	52,900
Ramaco Resources, Inc.†	30,000	91,800

		144,700

Coffee — 0.0%
Farmer Brothers Co.†	16,000	71,200

Commercial Services — 1.1%
CoreLogic, Inc.	17,466	1,353,615
Emerald Holding, Inc.	45,000	191,700
HMS Holdings Corp.†	61,074	1,918,945
Performant Financial Corp.†	50,000	39,050
ServiceSource International, Inc.†	55,000	84,700

		3,588,010

Commercial Services - Finance — 1.7%
Avalara, Inc.†	1,200	206,100
Euronet Worldwide, Inc.†	4,100	551,204
Morningstar, Inc.	9,994	1,999,799
PRGX Global, Inc.†	26,500	176,490
StoneCo, Ltd., Class A†	5,030	368,297
WEX, Inc.†	13,386	2,318,991

		5,620,881

Communications Software — 0.0%
SeaChange International, Inc.†	22,500	21,722

Computer Aided Design — 0.7%
Aspen Technology, Inc.†	13,606	1,829,327
Bentley Systems, Inc.†	10,800	380,916

		2,210,243

Computer Services — 0.1%
ALJ Regional Holdings, Inc.†	40,000	38,316
CynergisTek, Inc.†#	10,000	15,000
Parsons Corp.†	4,943	161,636

		214,952

170

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Software — 0.8%
Checkr, Inc.†(1)(2)	1,956	$47,902
Computer Modelling Group, Ltd.	14,800	60,399
Envestnet, Inc.†	18,806	1,509,370
nCino Inc.†	5,654	460,744
nCino, Inc.†(2)	4,283	331,571

		2,409,986

Computers - Integrated Systems — 0.2%
Cubic Corp.	9,929	581,442

Computers - Memory Devices — 0.1%
Everspin Technologies, Inc.†	10,000	54,600
Quantum Corp.†	26,000	148,980

		203,580

Computers - Other — 0.1%
ExOne Co.†	11,900	141,848
PlayAGS, Inc.†	30,000	147,600

		289,448

Computers - Periphery Equipment — 0.0%
Key Tronic Corp.†	9,633	74,463

Consulting Services — 0.3%
Acacia Research Corp.†	35,000	129,150
Booz Allen Hamilton Holding Corp.	7,400	642,246
GP Strategies Corp.†	11,300	129,950
Hill International, Inc.†	42,500	80,325
Information Services Group, Inc.†	27,400	82,748

		1,064,419

Consumer Products - Misc. — 0.0%
Acme United Corp.	3,570	118,238

Containers - Metal/Glass — 0.5%
Crown Holdings, Inc.†	16,923	1,594,993

Containers - Paper/Plastic — 1.4%
AptarGroup, Inc.	31,926	4,032,892
Pactiv Evergreen Inc†	32,400	546,912

		4,579,804

Data Processing/Management — 0.1%
Innodata, Inc.†	52,600	273,520

Diagnostic Equipment — 0.1%
Adaptive Biotechnologies Corp.†	3,713	179,041

Diagnostic Kits — 0.4%
Quidel Corp.†	6,629	1,292,986

Disposable Medical Products — 0.7%
ICU Medical, Inc.†	11,181	2,109,855
Xtant Medical Holdings, Inc.†#	25,000	30,000

		2,139,855

Distribution/Wholesale — 1.7%
ADDvantage Technologies Group, Inc.†#	25,000	79,750
Educational Development Corp.	8,300	130,559
Houston Wire & Cable Co.†	34,739	91,363
IAA, Inc.†	39,947	2,393,624
Pool Corp.	4,851	1,678,980
SiteOne Landscape Supply, Inc.†	8,526	1,177,441

		5,551,717

Diversified Manufacturing Operations — 0.3%
DIRTT Environmental Solutions†	78,000	130,260
Enerpac Tool Group Corp.	24,200	541,838
Federal Signal Corp.	6,400	198,592
LSB Industries, Inc.†	27,500	69,025

		939,715

Security Description	Shares	Value (Note 2)

Diversified Minerals — 0.1%
Lundin Mining Corp.	38,196	$305,286

Diversified Operations — 0.0%
Professional Holding Corp. Class A PIPE(2)	1,403	18,926
Professional Holding Corp., Class A†	3,490	49,558

		68,484

Diversified Operations/Commercial Services — 0.0%
Avalon Holdings Corp., Class A†	3,000	6,360
Volt Information Sciences, Inc.†	14,393	31,521

		37,881

Drug Delivery Systems — 0.0%
Senseonics Holdings, Inc.†#	137,000	50,690

E-Commerce/Products — 0.1%
Leslie’s, Inc.†	17,691	366,027

E-Commerce/Services — 0.3%
A Place For Rover, Inc.†(1)(2)	513	2,955
Leaf Group, Ltd.†	23,000	129,720
Travelzoo†	11,000	103,950
Upwork, Inc.†	24,300	795,096

		1,031,721

E-Marketing/Info — 0.1%
comScore, Inc.†	50,000	127,500
Inuvo, Inc.†	100,000	36,590

		164,090

Educational Software — 0.0%
Zovio, Inc.†	25,000	93,000

Electric Products - Misc. — 1.4%
Graham Corp.	5,800	91,582
Littelfuse, Inc.	2,600	625,378
nLight, Inc.†	51,318	1,540,567
Novanta, Inc.†	18,433	2,211,591
Ultralife Corp.†	12,300	83,025

		4,552,143

Electric - Generation — 0.0%
Charah Solutions, Inc.†#	50,000	142,000

Electric - Integrated — 1.4%
IDACORP, Inc.	4,700	425,726
MGE Energy, Inc.	2,794	191,864
NorthWestern Corp.	33,208	1,926,064
PNM Resources, Inc.	7,138	350,547
Portland General Electric Co.	40,569	1,678,745

		4,572,946

Electronic Components - Misc. — 0.2%
Ballantyne Strong, Inc.†	14,000	25,760
Bel Fuse, Inc., Class B	6,000	87,960
IntriCon Corp.†	7,100	123,114
LGL Group, Inc.†	5,000	48,200
SMTC Corp.†	30,000	136,200
ZAGG, Inc.†	20,000	76,600

		497,834

Electronic Components - Semiconductors — 1.1%
CTS Corp.	17,929	546,117
eMagin Corp.†	40,000	48,000
EMCORE Corp.†	25,700	111,667
GSI Technology, Inc.†	19,800	131,472
Intellicheck, Inc.†	24,800	243,536
Lattice Semiconductor Corp.†	36,525	1,528,571

171

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
Monolithic Power Systems, Inc.	1,984	$634,801
Pixelworks, Inc.†	22,000	65,560
Semtech Corp.†	4,000	269,880

		3,579,604

Electronic Measurement Instruments — 0.6%
Badger Meter, Inc.	11,857	977,491
Mesa Laboratories, Inc.#	674	183,166
National Instruments Corp.	16,997	636,198
Stoneridge, Inc.†	9,300	249,798

		2,046,653

Electronic Parts Distribution — 0.0%
MIND Technology, Inc.†	22,400	50,176

Electronic Security Devices — 0.1%
API Group Corp.†*	15,096	233,988
WidePoint Corp.†#	7,000	75,320

		309,308

Energy - Alternate Sources — 0.3%
Aemetis, Inc.†#	30,000	65,700
Array Technologies, Inc.†	7,893	359,763
NextEra Energy Partners LP	6,100	387,167

		812,630

Engineering/R&D Services — 0.1%
Atlas Technical Consultants, Inc.†	10,000	51,500
Mistras Group, Inc.†	25,000	130,500

		182,000

Enterprise Software/Service — 2.4%
Bill.com Holdings, Inc.†	7,716	946,830
Ceridian HCM Holding, Inc.†	10,394	1,002,190
Clarivate PLC†	35,387	971,019
Coupa Software, Inc.†	987	324,634
Guidewire Software, Inc.†	14,678	1,797,761
Manhattan Associates, Inc.†	1,200	122,688
Network-1 Technologies, Inc.	20,000	59,000
Paycom Software, Inc.†	1,633	681,092
SS&C Technologies Holdings, Inc.	14,815	1,020,605
Tyler Technologies, Inc.†	1,576	673,898

		7,599,717

Entertainment Software — 0.2%
Zynga, Inc., Class A†	68,000	561,000

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	2,400	286,200

Filtration/Separation Products — 0.3%
ESCO Technologies, Inc.	8,645	854,991

Finance - Auto Loans — 0.0%
Consumer Portfolio Services, Inc.†	24,500	97,755

Finance - Commercial — 0.0%
Marlin Business Services Corp.	7,500	77,925

Finance - Consumer Loans — 0.4%
Elevate Credit, Inc.†	27,000	76,410
Encore Capital Group, Inc.†	10,632	362,976
Enova International, Inc.†	5,060	105,805
PRA Group, Inc.†	11,040	459,595
Regional Management Corp.	1,100	29,403
SLM Corp.	21,600	229,176

		1,263,365

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 0.0%
Atlanticus Holdings Corp.†	7,434	$111,510

Finance - Investment Banker/Broker — 1.1%
Arlington Asset Investment Corp., Class A	30,000	96,300
JMP Group LLC	16,300	48,900
Lazard, Ltd., Class A	49,971	1,864,918
Moelis & Co., Class A	40,931	1,606,132

		3,616,250

Finance - Leasing Companies — 0.3%
Aaron’s Holdings Co., Inc.	13,215	831,620

Finance - Mortgage Loan/Banker — 0.2%
Impac Mtg. Holdings, Inc.†#	15,000	27,900
PennyMac Financial Services, Inc.	12,655	729,434

		757,334

Finance - Other Services — 0.2%
Cboe Global Markets, Inc.	8,016	732,021

Food - Confectionery — 0.1%
Rocky Mountain Chocolate Factory, Inc.	6,500	27,755
Utz Brands, Inc.#	16,712	337,248

		365,003

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.†	6,700	46,967

Food - Misc./Diversified — 0.7%
BellRing Brands, Inc., Class A†	6,255	127,602
Cal-Maine Foods, Inc.†	13,705	536,277
Nomad Foods, Ltd.†	16,823	406,275
Post Holdings, Inc.†	7,200	680,112
TreeHouse Foods, Inc.†	13,300	547,029

		2,297,295

Food - Retail — 0.0%
Blue Apron Holdings, Inc., Class A†	3,000	23,010

Food - Wholesale/Distribution — 1.1%
AMCON Distributing Co.	500	45,370
Performance Food Group Co.†	80,754	3,503,109

		3,548,479

Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†#	31,400	27,318
Rocky Brands, Inc.	6,711	194,619
Steven Madden, Ltd.	2,100	66,087
Weyco Group, Inc.	2,400	43,008

		331,032

Forestry — 0.1%
West Fraser Timber Co., Ltd.	6,700	370,984

Funeral Services & Related Items — 0.0%
StoneMor, Inc.†	65,000	94,900

Gambling (Non-Hotel) — 0.2%
Canterbury Park Holding Corp.	3,200	37,600
Monarch Casino & Resort, Inc.†	13,156	726,474

		764,074

Gas - Distribution — 0.7%
Chesapeake Utilities Corp.	5,600	582,456
ONE Gas, Inc.	10,300	815,554
Southwest Gas Holdings, Inc.	12,237	786,227

		2,184,237

172

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gold Mining — 0.3%
Franco-Nevada Corp.	2,500	$332,775
Northern Star Resources, Ltd.	60,107	556,373

		889,148

Golf — 0.5%
Acushnet Holdings Corp.	38,377	1,446,813
Drive Shack, Inc.†#	60,500	102,850

		1,549,663

Hazardous Waste Disposal — 0.3%
Centrus Energy Corp, Class A†	9,600	143,904
Heritage-Crystal Clean, Inc.†	9,400	181,138
Stericycle, Inc.†	10,388	731,731

		1,056,773

Health Care Cost Containment — 0.6%
HealthEquity, Inc.†	26,404	1,892,903

Health Care Providers & Services — 0.0%
Alignment Healthcare Partners LP†(1)(2)	7,632	92,489

Healthcare Safety Devices — 0.0%
Retractable Technologies, Inc.†#	10,000	115,800

Home Furnishings — 0.1%
Flexsteel Industries, Inc.	4,800	140,448
Tempur Sealy International, Inc.†	4,400	110,836

		251,284

Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	50,000	118,000

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	107,760

Human Resources — 0.2%
Advantage Solutions, Inc.†#	12,012	126,246
BG Staffing, Inc.	6,000	76,500
Computer Task Group, Inc.†	19,600	135,044
Cross Country Healthcare, Inc.†	12,791	111,282
RCM Technologies, Inc.†	20,000	31,800

		480,872

Identification Systems — 0.5%
Aware, Inc.†	21,900	67,233
Brady Corp., Class A	34,470	1,522,885

		1,590,118

Instruments - Controls — 0.7%
Woodward, Inc.	21,531	2,407,812

Insurance Brokers — 0.3%
Selectquote, Inc.†	47,870	1,026,812

Insurance - Life/Health — 0.0%
Security National Financial Corp., Class A†	15,000	120,150

Insurance - Multi-line — 0.0%
Atlantic American Corp.†	2,000	4,300

Insurance - Property/Casualty — 2.3%
Assurant, Inc.	5,923	764,778
Conifer Holdings, Inc.†	11,000	26,070
FedNat Holding Co.	10,000	56,400
Hallmark Financial Services, Inc.†	15,000	48,450
Hanover Insurance Group, Inc.	4,700	528,045
Kinsale Capital Group, Inc.	10,821	2,598,771
RLI Corp.	25,491	2,440,253
Safety Insurance Group, Inc.	3,058	217,883
Selective Insurance Group, Inc.	13,100	809,842
State Auto Financial Corp.	5,461	82,024

		7,572,516

Security Description	Shares	Value (Note 2)

Insurance - Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	12,050	$603,826
Essent Group, Ltd.	12,441	545,662

		1,149,488

Internet Application Software — 0.1%
RealNetworks, Inc.†	50,000	78,000
Zendesk, Inc.†	1,600	213,600

		291,600

Internet Content - Information/News — 0.0%
DHI Group, Inc.†	32,500	62,400

Internet Financial Services — 0.1%
Open Lending Corp.† Class A	8,795	247,315

Internet Security — 0.2%
Proofpoint, Inc.†	5,100	527,799

Investment Companies — 0.4%
Altus Midstream Co., Class A†#	4,740	185,429
Entasis Therapeutics Holdings, Inc.†#	10,000	18,400
Medallion Financial Corp.†	17,100	90,801
StepStone Group, Inc., Class A†	36,871	999,941

		1,294,571

Investment Management/Advisor Services — 1.2%
AssetMark Financial Holdings, Inc.†	36,367	864,807
Eaton Vance Corp.	16,295	1,091,439
First Western Financial, Inc.†	5,000	84,500
Focus Financial Partners, Inc., Class A†	41,428	1,640,963
Manning & Napier, Inc.	8,400	38,892
Silvercrest Asset Management Group, Inc., Class A	10,000	132,900
Westwood Holdings Group, Inc.	5,500	65,560

		3,919,061

Leisure Games — 0.0%
Bowl America, Inc., Class A	3,000	26,430

Leisure Products — 0.0%
Escalade, Inc.	5,200	100,204

Machine Tools & Related Products — 0.9%
L.S. Starrett Co., Class A†	8,000	30,480
Lincoln Electric Holdings, Inc.	24,687	2,839,005

		2,869,485

Machinery - Electrical — 0.2%
Babcock & Wilcox Enterprises, Inc.†#	55,000	231,000
BWX Technologies, Inc.	5,973	339,744

		570,744

Machinery - Farming — 1.5%
Toro Co.	52,454	4,758,102

Machinery - General Industrial — 2.3%
Altra Industrial Motion Corp.	34,060	1,933,246
Applied Industrial Technologies, Inc.	21,173	1,660,598
Chart Industries, Inc.†	9,151	945,847
Gates Industrial Corp. PLC†	65,134	838,926
Gencor Industries, Inc.†	6,500	78,390
Intevac, Inc.†	16,900	101,738
Marel HF	24,322	127,150
Nordson Corp.	4,749	967,894
Twin Disc, Inc.†	12,500	76,875
Welbilt, Inc.†	68,654	648,780

		7,379,444

Machinery - Pumps — 0.6%
Cactus, Inc., Class A	6,100	141,520
Graco, Inc.	9,300	629,982

173

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Pumps (continued)
Ingersoll Rand, Inc.†	20,574	$910,811
Mueller Water Products, Inc., Class A	32,900	390,523

		2,072,836

Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	15,000	30,750

Medical Information Systems — 0.1%
Castlight Health, Inc., Class B†	63,500	80,010
MTBC, Inc.†#	8,500	88,400
Oak Street Health, Inc.†	1,102	51,981

		220,391

Medical Instruments — 0.7%
Bruker Corp.	14,789	748,471
Cantel Medical Corp.	17,684	1,050,960
NuVasive, Inc.†	4,750	220,020
Pulmonx Corp.†	818	44,336
TransEnterix, Inc.†	75,000	35,250

		2,099,037

Medical Labs & Testing Services — 1.6%
Catalent, Inc.†	29,965	2,880,835
Neuronetics, Inc.†#	29,500	253,995
Syneos Health, Inc.†	30,722	2,022,737

		5,157,567

Medical Laser Systems — 0.0%
IRIDEX Corp.†	18,100	30,589

Medical Products — 1.5%
AtriCure, Inc.†	7,461	324,404
Avanos Medical, Inc.†	11,845	502,110
Axonics Modulation Technologies, Inc.†#	2,451	107,574
Conformis, Inc.†#	50,000	32,025
Electromed, Inc.†	8,200	82,738
Envista Holdings Corp.†	34,748	1,033,058
Hanger, Inc.†	21,871	496,253
Inari Medical, Inc.†	737	50,905
InspireMD, Inc.†	5,000	1,801
iRhythm Technologies, Inc.†	3,891	951,388
Nevro Corp.†	2,949	475,526
Penumbra, Inc.†	1,471	326,415
RA Medical Systems, Inc.†	1,020	6,008
Sientra, Inc.†	18,400	95,128
T2 Biosystems, Inc.†	25,000	27,750
United-Guardian, Inc.	3,500	51,345
Venus Concept, Inc.†#	20,000	47,600
West Pharmaceutical Services, Inc.	363	99,883

		4,711,911

Medical - Biomedical/Gene — 4.3%
Abcam PLC ADR†	6,651	126,768
ACADIA Pharmaceuticals, Inc.†	3,150	178,479
Acceleron Pharma, Inc.†	4,427	522,696
Acorda Therapeutics, Inc.†#	38,606	25,781
Actinium Pharmaceuticals, Inc.†#	10,233	112,563
Adicet Bio, Inc.†#	4,285	52,834
Advaxis, Inc.†#	70,000	20,650
AgeX Therapeutics, Inc.†	35,000	61,950
Allena Pharmaceuticals, Inc.†#	30,200	40,770
Allogene Therapeutics, Inc.†	2,083	64,677
Altimmune, Inc.†	5,000	61,150
Apellis Pharmaceuticals, Inc.†	1,700	80,138
Applied Genetic Technologies Corp.†	20,000	88,800
Arcutis Biotherapeutics, Inc.†#	1,317	35,717
Argenx SE ADR†	3,670	1,052,629
Ascendis Pharma A/S ADR†	6,935	1,170,143
Atea Pharmaceuticals, Inc.†#	1,449	48,281

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Avidity Biosciences, Inc.†	1,517	$45,419
Blueprint Medicines Corp.†	5,553	600,168
Cara Therapeutics, Inc.†	4,946	72,558
Catabasis Pharmaceuticals, Inc.†	12,500	20,625
Cerevel Therapeutics Holdings PIPE†(2)	3,298	44,239
Clearside Biomedical, Inc.†#	50,000	100,500
Cogent Biosciences, Inc†#	7,500	73,575
Cogent Biosciences, Inc. CVR(1)	30,000	0
Contra Restorbio, Inc. CVR(1)	4,285	0
CRISPR Therapeutics AG†#	953	120,955
Curis, Inc.†#	51,300	74,385
ElectroCore, Inc.†#	25,000	37,500
Enzo Biochem, Inc.†	37,500	81,375
Equillium, Inc.†#	15,000	78,000
Evolus, Inc.†#	25,000	93,250
Exagen, Inc.†#	9,100	135,226
EyePoint Pharmaceuticals, Inc.†#	75,000	40,875
Five Prime Therapeutics, Inc.†	23,000	432,400
Flame Biosciences, Inc.†(1)(2)	3,800	24,890
Forte Biosciences, Inc.†	886	31,125
Generation Bio Co.†	2,033	98,031
Generation Bio Co.†(2)	4,245	194,459
Global Blood Therapeutics, Inc.†#	9,584	440,002
GlycoMimetics, Inc.†	30,000	112,800
Harvard Bioscience, Inc.†	45,000	176,400
Homology Medicines, Inc.†	4,710	46,346
IGM Biosciences, Inc.†#	2,027	135,363
Infinity Pharmaceuticals, Inc.†#	100,000	200,000
Insmed, Inc.†	17,592	686,264
Iovance Biotherapeutics, Inc.†	1,900	73,739
Kodiak Sciences, Inc.†#	7,232	988,398
Legend Biotech Corp. ADR†	664	19,741
Lexicon Pharmaceuticals, Inc.†#	74,500	113,985
Lineage Cell Therapeutics, Inc.†#	46,712	66,798
LogicBio Therapeutics, Inc.†#	11,500	80,155
Lyra Therapeutics, Inc.†	7,100	88,182
Marker Therapeutics, Inc.†#	36,000	61,200
MeiraGTx Holdings PLC†	2,720	38,406
Merrimack Pharmaceuticals, Inc.#	5,000	19,600
Mustang Bio, Inc.†#	27,500	101,750
Oncocyte Corp.†#	50,000	96,500
Orchard Therapeutics PLC ADR†	6,673	33,832
Otonomy, Inc.†	35,000	157,500
Palatin Technologies, Inc.†#	195,000	86,034
Protalix BioTherapeutics, Inc.†#	8,701	31,237
PTC Therapeutics, Inc.†	1,900	118,883
Radius Health, Inc.†	23,186	365,875
RAPT Therapeutics, Inc.†#	3,100	67,177
Replimune Group, Inc.†	1,472	76,073
Savara, Inc.†	26,000	34,840
Scholar Rock Holding Corp.†	9,127	454,707
Seagen, Inc.†	2,400	408,744
Sesen Bio, Inc.†#	95,000	117,800
Sierra Oncology, Inc.†	7,500	104,550
Solid Biosciences, Inc.†#	35,000	115,850
Surface Oncology, Inc.†#	10,000	90,400
Synlogic, Inc.†	53,400	124,956
Synthetic Biologics, Inc.†	35,000	13,062
Tela Bio, Inc.†	8,700	142,419
Timber Pharmaceuticals, Inc.†#	6,400	6,976
Turning Point Therapeutics, Inc.†	3,202	341,013
Ultragenyx Pharmaceutical, Inc.†	7,682	910,624
VolitionRX, Ltd.†#	29,400	96,432
Xencor, Inc.†	8,493	359,424
Zentalis Pharmaceuticals, Inc.†#	1,260	64,210

		14,011,828

174

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 0.9%
AcelRx Pharmaceuticals, Inc.†#	32,100	$48,150
Aclaris Therapeutics, Inc.†#	35,000	116,900
Adamas Pharmaceuticals, Inc.†#	20,000	90,600
Alimera Sciences, Inc.†	7,667	35,958
Ampio Pharmaceuticals, Inc.†#	98,900	90,988
Aquestive Therapeutics, Inc.†	25,000	176,500
Assertio Holdings, Inc.†	3,400	1,428
Axcella Health, Inc.†	24,500	139,650
cbdMD, Inc.†	38,600	116,186
Chimerix, Inc.†	43,700	164,749
China Pharma Holdings, Inc.†	40,000	17,380
Cidara Therapeutics, Inc.†	45,000	105,300
Corvus Pharmaceuticals, Inc.†#	20,000	79,800
Cumberland Pharmaceuticals, Inc.†	27,800	81,732
Cyclerion Therapeutics, Inc.†#	20,000	61,600
Eloxx Pharmaceuticals, Inc.†#	26,900	76,934
Enanta Pharmaceuticals, Inc.†	500	20,600
Gritstone Oncology, Inc.†#	25,000	76,250
Harrow Health, Inc.†#	18,000	103,500
India Globalization Capital, Inc.†#	28,200	64,578
Intellia Therapeutics, Inc.†#	2,239	87,925
Leap Therapeutics, Inc.†#	39,500	63,200
Minerva Neurosciences, Inc.†	14,539	56,557
NanoViricides, Inc.†#	6,000	23,460
Neos Therapeutics, Inc.†#	40,000	22,680
Novan, Inc.†	115,000	58,937
Odonate Therapeutics, Inc.†	559	8,396
PhaseBio Pharmaceuticals, Inc.†#	24,000	91,200
Prestige Consumer Healthcare, Inc.†	2,359	83,910
Reata Pharmaceuticals, Inc., Class A†#	2,137	326,427
Rockwell Medical, Inc.†	45,000	47,250
Scynexis, Inc.†#	10,000	66,500
TherapeuticsMD, Inc.†#	100,029	134,039
Tonix Pharmaceuticals Holding Corp.†	50,000	30,555
Tricida, Inc.†#	6,047	44,204
Xeris Pharmaceuticals, Inc.†#	30,000	130,800
Zynerba Pharmaceuticals, Inc.†	21,500	99,760

		3,044,583

Medical - HMO — 1.3%
Molina Healthcare, Inc.†	20,703	4,226,103

Medical - Nursing Homes — 0.0%
Genesis Healthcare, Inc.†	100,000	50,450

Medical - Outpatient/Home Medical — 0.9%
Amedisys, Inc.†	3,722	911,109
Chemed Corp.	2,217	1,060,280
Pennant Group, Inc.†	6,228	315,697
Providence Service Corp.†	3,700	502,423

		2,789,509

Medical - Wholesale Drug Distribution — 0.8%
Covetrus, Inc.†	40,693	1,099,321
Great Elm Capital Group, Inc.†	40,000	104,800
Premier, Inc., Class A	38,588	1,366,787

		2,570,908

Metal Processors & Fabrication — 1.2%
Ampco-Pittsburgh Corp.†	19,500	82,875
AZZ, Inc.	11,675	520,588
Helios Technologies, Inc.	7,777	382,862
LB Foster Co., Class A†	6,600	96,096
Mayville Engineering Co., Inc.†	10,000	110,200
RBC Bearings, Inc.†	16,131	2,723,558
Strattec Security Corp.	1,500	66,450

		3,982,629

Security Description	Shares	Value (Note 2)

Metal Products - Distribution — 0.1%
Olympic Steel, Inc.	8,800	$130,592
Synalloy Corp.†	14,500	93,380

		223,972

Metal Products - Fasteners — 0.0%
Eastern Co.	4,187	92,533

Metal - Aluminum — 0.3%
Alcoa Corp.†	18,900	376,110
Constellium SE†	33,100	418,384

		794,494

Metal - Copper — 0.1%
ERO Copper Corp.†	24,400	418,597

Mining Services — 0.0%
Contura Energy, Inc.†	17,000	125,800

Miscellaneous Manufacturing — 0.3%
FreightCar America, Inc.†	35,000	92,750
John Bean Technologies Corp.	7,517	831,080

		923,830

Multimedia — 0.0%
Entravision Communications Corp., Class A	41,000	118,900

Non-Ferrous Metals — 0.0%
Solitario Zinc Corp.†	40,000	19,600
Uranium Energy Corp.†#	100,500	106,530

		126,130

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc., Class A†	17,231	1,036,962

Office Automation & Equipment — 0.0%
AstroNova, Inc.	7,000	70,210

Oil Companies - Exploration & Production — 0.9%
Amplify Energy Corp.#	25,500	25,755
Barnwell Industries, Inc.†	15,000	16,350
Contango Oil & Gas Co.†#	70,000	116,900
Devon Energy Corp.	18,700	261,613
Diamondback Energy, Inc.	12,200	487,512
Earthstone Energy, Inc., Class A†#	33,400	126,252
Enservco Corp†#	9,000	16,560
Evolution Petroleum Corp.	23,100	70,224
Goodrich Petroleum Corp.†	9,000	104,040
Gran Tierra Energy, Inc.†#	215,000	60,738
HighPoint Resources Corp.†#	3,300	33,924
Laredo Petroleum, Inc.†#	5,000	59,050
Magnolia Oil & Gas Corp., Class A†	46,420	290,125
Mammoth Energy Services, Inc.†	30,000	58,800
PEDEVCO Corp.†#	70,000	94,500
Penn Virginia Corp.†	19,800	178,596
PHX Minerals, Inc.	10,000	17,300
Ring Energy, Inc.†#	125,000	78,537
SandRidge Energy, Inc.†	55,000	146,850
Seven Generations Energy, Ltd., Class A†	26,700	111,019
SilverBow Resources, Inc.†	10,000	58,100
Southwestern Energy Co.†	4,850	15,084
VAALCO Energy, Inc.†	30,000	48,000
Venture Global LNG, Inc., Series B†(1)(2)	4	22,261
Venture Global LNG, Inc., Series C†(1)(2)	59	328,352

		2,826,442

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	4,200	119,364
Exterran Corp.†	21,000	89,040
Flotek Industries, Inc.†	30,000	60,900
Forum Energy Technologies, Inc†	5,000	67,000

175

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Field Machinery & Equipment (continued)
Natural Gas Services Group, Inc.†	10,400	$120,016
Smart Sand, Inc.†#	15,000	29,175
Superior Drilling Products, Inc.†	56,000	25,788
Thermon Group Holdings, Inc.†	6,000	84,840

		596,123

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	3,314	87,821
Trecora Resources†	2,100	14,217

		102,038

Oil - Field Services — 0.5%
Halliburton Co.	34,027	564,508
Independence Contract Drilling, Inc.†	7,000	22,190
KLX Energy Services Holdings, Inc.†#	4,253	28,878
Liberty Oilfield Services, Inc., Class A	39,615	368,419
NCS Multistage Holdings, Inc.†	94,500	96,390
Newpark Resources, Inc.†	60,000	90,000
NexTier Oilfield Solutions, Inc.†	58,200	162,960
Nine Energy Service, Inc.†#	30,000	66,000
Nuverra Environmental Solutions, Inc.†#	6,300	14,490
Oil States International, Inc.†	40,000	177,600
Ranger Energy Services, Inc.†	5,000	16,500
TETRA Technologies, Inc.†	125,000	101,338

		1,709,273

Paper & Related Products — 0.1%
Domtar Corp.	8,500	255,850

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	1,908	109,080

Pharmacy Services — 0.0%
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	4,462	109,456

Physical Therapy/Rehabilitation Centers — 1.1%
Encompass Health Corp.	37,977	3,060,187
U.S. Physical Therapy, Inc.	4,421	469,598

		3,529,785

Physicians Practice Management — 0.1%
Accolade, Inc.†	2,741	142,285

Pollution Control — 0.1%
Advanced Emissions Solutions, Inc.#	16,500	93,225
Fuel Tech, Inc.†#	30,000	132,000

		225,225

Poultry — 0.2%
Sanderson Farms, Inc.	3,600	492,228

Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	3,492	752,875
LGL Group, Inc.	5,000	2,100

		754,975

Precious Metals — 0.0%
Paramount Gold Nevada Corp.†	26,000	28,080

Printing - Commercial — 0.1%
ARC Document Solutions, Inc.	103,000	149,350
Quad/Graphics, Inc.	30,000	93,000
RR Donnelley & Sons Co.	80,000	112,000

		354,350

Protection/Safety — 0.1%
ADT, Inc.	42,649	331,383

Security Description	Shares	Value (Note 2)

Publishing - Newspapers — 0.0%
A.H. Belo Corp., Class A	15,000	$22,650
Lee Enterprises, Inc.†	84,700	89,782

		112,432

Radio — 0.1%
Beasley Broadcast Group, Inc., Class A	20,000	30,200
Cumulus Media, Inc., Class A†	14,500	127,165
Salem Media Group, Inc.#	45,000	48,150
Townsquare Media, Inc., Class A	11,000	73,700

		279,215

Real Estate Investment Trusts — 4.3%
American Campus Communities, Inc.	39,622	1,576,956
Community Healthcare Trust, Inc.	2,800	126,448
CubeSmart	72,774	2,367,338
Douglas Emmett, Inc.	2,700	83,619
EastGroup Properties, Inc.	26,856	3,661,278
First Industrial Realty Trust, Inc.	6,900	288,972
Flagship Communities REIT	3,250	49,075
JBG SMITH Properties	18,732	575,822
National Retail Properties, Inc.	46,192	1,741,438
Outfront Media, Inc.	65,453	1,239,680
PS Business Parks, Inc.	5,756	758,641
Regency Centers Corp.	2,735	124,661
Rexford Industrial Realty, Inc.	13,200	632,544
Ryman Hospitality Properties, Inc.	11,393	731,317

		13,957,789

Real Estate Management/Services — 0.9%
Cushman & Wakefield PLC†#	106,631	1,588,802
FirstService Corp.	9,936	1,371,665

		2,960,467

Real Estate Operations & Development — 0.0%
Trinity Place Holdings, Inc.†	10,000	13,600

Recreational Centers — 0.3%
Planet Fitness, Inc., Class A†	15,163	1,106,141

Recreational Vehicles — 0.8%
Brunswick Corp.	33,471	2,498,275

Retail - Apparel/Shoe — 0.5%
Allbirds, Inc.†(1)(2)	5,670	65,559
Burlington Stores, Inc.†	5,550	1,212,897
Chico’s FAS, Inc.	25,000	37,750
Express, Inc.†#	50,000	76,000
Francesca’s Holdings Corp.†#	14,100	43,146
J Jill, Inc.†#	7,099	28,467
Tilly’s, Inc., Class A	10,968	100,138

		1,563,957

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	33,800	334,282

Retail - Automobile — 0.3%
Rush Enterprises, Inc., Class A	11,550	442,711
Vroom, Inc., Series F†(2)	15,564	530,219

		972,930

Retail - Bookstores — 0.1%
Barnes & Noble Education, Inc.†	54,000	196,020

Retail - Building Products — 0.0%
Aspen Aerogels, Inc.†	9,200	129,904

Retail - Convenience Store — 0.4%
Casey’s General Stores, Inc.	7,396	1,343,705

176

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 1.1%
BJ’s Wholesale Club Holdings, Inc.†	61,093	$2,504,202
Ollie’s Bargain Outlet Holdings, Inc.†	11,850	1,043,511

		3,547,713

Retail - Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	6,500	102,050
Kirkland’s, Inc.†#	13,200	188,628
RH†#	1,041	471,740

		762,418

Retail - Jewelry — 0.0%
Envela Corp.†#	15,000	69,300

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†#	9,000	83,700
Five Below, Inc.†	1,700	265,880
Gaia, Inc.†	9,400	93,718
Party City Holdco, Inc.†	40,000	183,200

		626,498

Retail - Restaurants — 1.9%
Ark Restaurants Corp.	8,000	115,120
BBQ Holdings, Inc.†	8,250	36,878
BJ’s Restaurants, Inc.	12,321	406,963
Chuy’s Holdings, Inc.†	16,447	389,794
Denny’s Corp.†	18,000	207,180
Dunkin’ Brands Group, Inc.	15,375	1,634,977
Fiesta Restaurant Group, Inc.†	23,144	271,942
Flanigan’s Enterprises, Inc.†	2,000	33,500
J Alexander’s Holdings, Inc.†	13,000	89,570
Kura Sushi USA, Inc., Class A†#	4,500	74,115
Luby’s, Inc.†	30,000	91,500
Papa John’s International, Inc.	11,800	948,248
Potbelly Corp.†	20,000	94,400
Red Robin Gourmet Burgers, Inc.†	19,520	392,547
Wendy’s Co.	58,125	1,278,169

		6,064,903

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.#	25,000	238,250

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	10,500	42,945

Retail - Vision Service Center — 0.3%
National Vision Holdings, Inc.†	21,173	906,416

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†#	23,500	20,445

Satellite Telecom — 0.0%
KVH Industries, Inc.†	11,000	113,300

Savings & Loans/Thrifts — 0.7%
BankFinancial Corp.	11,800	95,226
Capitol Federal Financial, Inc.	19,367	238,601
Eagle Bancorp Montana, Inc.	5,000	103,050
ESSA Bancorp, Inc.	9,000	142,380
First Financial Northwest, Inc.	10,000	110,400
Investors Bancorp, Inc.	26,400	255,552
Lake Shore Bancorp, Inc.	10,000	135,000
Malvern Bancorp, Inc.†	5,763	91,344
Meridian Bancorp, Inc.	21,160	288,728
Pacific Premier Bancorp, Inc.	16,600	478,412
Provident Financial Holdings, Inc.	6,414	92,362
Prudential Bancorp, Inc.	5,000	65,150
Timberland Bancorp, Inc.	512	12,201

		2,108,406

Security Description	Shares	Value (Note 2)

Schools — 0.8%
Bright Horizons Family Solutions, Inc.†	13,623	$2,317,408
Lincoln Educational Services Corp.†	20,000	125,400
Strategic Education, Inc.	877	82,342

		2,525,150

Security Services — 0.2%
Brink’s Co.	10,702	718,104

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	23,127	45,791
Geospace Technologies Corp.†	8,900	55,269

		101,060

Semiconductor Components - Integrated Circuits — 0.7%
Power Integrations, Inc.	30,275	2,161,332

Semiconductor Equipment — 1.5%
Allegro MicroSystems, Inc.†	24,600	589,170
CMC Materials, Inc.	15,250	2,352,770
Entegris, Inc.	17,500	1,620,850
MKS Instruments, Inc.	1,200	165,576
Richardson Electronics, Ltd.	15,000	68,400

		4,796,766

Shipbuilding — 0.0%
Gulf Island Fabrication, Inc.†	9,100	28,028

Silver Mining — 0.0%
Golden Minerals Co.†	85,000	46,886

Specified Purpose Acquisitions — 0.1%
Altimeter Growth Corp.†	13,005	158,531
Bluescape Opportunities Acquisition Corp.†	16,662	166,953

		325,484

Steel - Producers — 0.0%
Friedman Industries, Inc.	10,000	62,100

Steel - Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	7,500	54,225

Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	1	6
RigNet, Inc.†	12,600	67,788
Spok Holdings, Inc.	12,000	117,960

		185,754

Telecommunication Equipment — 0.1%
Communications Systems, Inc.	30,000	129,600
PC-Tel, Inc.	6,000	37,740
Wireless Telecom Group, Inc.†	53,200	85,120

		252,460

Telephone - Integrated — 0.0%
Alaska Communications Systems Group, Inc.	37,000	113,220

Textile - Products — 0.1%
Culp, Inc.	11,500	164,680
Dixie Group, Inc.†	10,000	24,300

		188,980

Theaters — 0.1%
Cinemark Holdings, Inc.	16,300	251,835

Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	5,533	256,289
CorMedix, Inc.†	11,800	106,200
G1 Therapeutics, Inc.†	2,875	52,497
Proteostasis Therapeutics, Inc.†#	60,500	64,130
Trevi Therapeutics, Inc.†#	15,000	46,200

		525,316

177

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Tobacco — 0.0%
Greenlane Holdings, Inc., Class A†	10,000	$41,500

Tools - Hand Held — 1.0%
MSA Safety, Inc.	21,109	3,154,529

Toys — 0.0%
JAKKS Pacific, Inc.†#	3,000	15,360

Transactional Software — 0.0%
Synchronoss Technologies, Inc.†#	30,000	88,800

Transport - Marine — 0.0%
Overseas Shipholding Group, Inc., Class A†	51,000	102,000

Transport - Services — 0.3%
Bristow Group, Inc.†	6,333	140,909
Matson, Inc.	14,600	848,698
Steel Connect, Inc.†	71,500	64,493

		1,054,100

Transport - Truck — 1.5%
Knight-Swift Transportation Holdings, Inc.	52,748	2,177,965
Landstar System, Inc.	14,307	1,880,226
P.A.M. Transportation Services, Inc.†	1,357	62,558
Patriot Transportation Holding, Inc.	5,000	50,300
Saia, Inc.†	2,600	453,804
USA Truck, Inc.†	6,500	57,590
XPO Logistics, Inc.†	1	106
YRC Worldwide, Inc.†	12,500	75,125

		4,757,674

Venture Capital — 0.0%
Safeguard Scientifics, Inc.	14,100	90,381

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. CVR†(1)	3,000	0

Vitamins & Nutrition Products — 0.0%
Calyxt, Inc.†#	20,000	74,400

Water — 0.4%
California Water Service Group	6,800	336,464
Middlesex Water Co.	4,982	341,217
PICO Holdings, Inc.†	10,000	87,200
SJW Group	7,170	470,352

		1,235,233

Web Hosting/Design — 0.8%
Q2 Holdings, Inc.†	23,925	2,712,377

Web Portals/ISP — 0.0%
Synacor, Inc.†	44,000	64,240

Wireless Equipment — 0.1%
Frequency Electronics, Inc.†	10,000	104,000
Powerfleet, Inc.†#	25,000	172,000
Sonim Technologies, Inc.†#	43,900	28,043
TESSCO Technologies, Inc.	20,000	127,600

		431,643

Total Common Stocks (cost $231,346,493)		313,102,558

CONVERTIBLE PREFERRED SECURITIES — 1.1%
Applications Software — 0.3%
Convoy, Inc., Series C†(1)(2)	12,094	140,895
Convoy, Inc., Series D†(1)(2)	7,659	89,227
Haul Hub, Inc., Series B†(1)(2)	2,168	31,610

Security Description	Shares	Value (Note 2)

Applications Software (continued)
ServiceTitan, Inc., Series A-1†(1)(2)	4	$135
ServiceTitan, Inc., Series D†(1)(2)	1,942	65,634
Toast, Inc., Series B†(1)(2)	98	7,350
Toast, Inc. Series D†(1)(2)	7,194	539,550
Toast, Inc. Series F†(1)(2)	594	44,550

		918,951

Auto - Cars/Light Trucks — 0.2%
Rivian Automotive, Inc., Series D†(1)(2)	12,194	193,641
Rivian Automotive, Inc. Series E†(1)(2)	12,772	202,819

		396,460

Computer Software — 0.0%
Checkr, Inc., Series C†(1)(2)	2,998	73,421
Checkr, Inc., Series D†(1)(2)	4,084	100,017

		173,438

E-Commerce/Products — 0.0%
1stdibs.com, Inc., Series D†(1)(2)	11,111	92,332

E-Commerce/Services — 0.1%
Farmer’s Business Network, Inc., Series D†(1)(2)	8,287	273,940

Enterprise Software/Service — 0.0%
Plex Systems Holdings, Inc., Series B†(1)(2))	50,422	108,579

Food - Retail — 0.1%
Roofoods, Ltd. (Deliveroo), Series F†(1)(2)	618	240,186
Roofoods, Ltd. (Deliveroo), Series G†(1)(2)	16	6,686

		246,872

Footwear & Related Apparel — 0.0%
Allbirds, Inc., Series A†(1)(2)	1,850	21,390
Allbirds, Inc., Series B†(1)(2)	325	3,758
Allbirds, Inc., Series C†(1)(2)	3,110	35,959
Allbirds, Inc., Series SEED†(1)(2)	995	11,505

		72,612

Health Care Providers & Services — 0.1%
Bright Health, Inc., Series E†(1)(2)	6,719	137,187

Industrial Automated/Robotic — 0.0%
Nuro, Inc., Series C†(1)(2)	6,234	81,382

Internet Content - Information/News — 0.0%
A Place For Rover, Inc., Series G†(1)(2)	7,335	42,250

Medical - Biomedical/Gene — 0.1%
Caris Life Sciences, Inc., Series C†(1)(2)	17,921	49,462
National Resilience, Inc., Series B†(1)(2)	5,496	75,075

		124,537

178

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Metal Processors & Fabrication — 0.0%
Xometry, Inc., Series A2†(1)(2)	962	$9,271
Xometry, Inc., Series B†(1)(2)	330	3,180
Xometry, Inc., Series C†(1)(2)	343	3,305
Xometry, Inc., Series D†(1)(2)	267	2,573
Xometry, Inc., Series E†(1)(2)	1,927	26,250
Xometry, Inc., Series SEED1†(1)(2)	1,820	14,560
Xometry, Inc., Series SEED2†(1)(2)	801	6,408

		65,547

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	5,505	135,041
JAND, Inc. (dba Warby Parker) Series F†(1)(2)	5,440	133,447

		268,488

Retail - Restaurants — 0.1%
Cava Group, Inc., Series F†(1)(2)	6,606	149,692

Retirement/Aged Care — 0.0%
Honor Tech, Inc., Series D†(1)(2)	43,123	103,844

Seismic Data Collection — 0.0%
Seismic Software, Inc., Series E†(1)(2)	2,336	102,671
Seismic Software, Inc. Series F†(1)(2)	175	7,691

		110,362

Storage/Warehousing — 0.0%
Flexe, Inc.,Series C†(1)(2)	4,643	56,492

Total Convertible Preferred Securities (cost $2,585,090)		3,422,965

RIGHTS†— 0.0%
Disposable Medical Products — 0.0%
Xtant Medical Holdings, Inc. Expires 12/04/2020 (cost $0)	4,863	633

WARRANTS† — 0.0%
Advertising Services — 0.0%
Advantage Solutions, Inc. Expires 10/28/2025 (strike price $11.50)	3,003	5,255

Banks-Commercial — 0.0%
Grasshopper Bancorp, Inc.(1)(2) Expires 10/12/2028	1,009	2,583

Banks-Regional — 0.0%
Dogwood State Bank(1)(2) Expires 05/01/2024	456	0

Electronic Security Devices — 0.0%
API Group Corp. Expires 10/10/2020 (strike price $11.50)	27,696	110,784

Security Description	Shares/ Principal Amount	Value (Note 2)

Food-Misc./Diversified — 0.0%
Utz Brands, Inc. Expires 08/28/2025 (strike price $11.50)	4,337	$37,342

Total Warrants
(cost $17,185)		155,964

Total Long-Term Investment Securities
(cost $233,948,768)		316,682,120

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(4)	403,960	403,960
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(3)(4)	4,103,161	4,103,161
T. Rowe Price Government Reserve Fund 0.09%(4)	338,306	338,306

Total Short-Term Investment Securities
(cost $4,845,427)		4,845,427

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $6,812,000 and collateralized by $6,975,800 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $6,948,305 (cost $6,812,000)	$6,812,000	6,812,000

TOTAL INVESTMENTS
(cost $245,606,195)(5)	101.4%	328,339,547
Liabilities in excess of other assets	(1.4)	(4,555,108)

NET ASSETS	100.0%	$323,784,439

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $233,988 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

179

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
A Place for Rover, Inc.	05/25/2018	513	$3,476	$2,955	$5.76	0.00%
Alignment Healthcare Partners, Class A	02/28/2020	7,632	92,489	92,489	12.12	0.03
Allbirds, Inc.	10/10/2018	4,690	51,436
	12/21/2018	980	10,748

		5,670	62,184	65,559	11.56	0.02

Cerevel Therapeutics Holdings PIPE	10/29/2020	3,298	32,980	44,239	13.41	0.02
Checkr, Inc.	06/29/2018	700	8,603
	12/02/2019	1,256	36,085

		1,956	44,688	47,902	24.49	0.02

Dogwood State Bank (Non-voting Shares)	05/06/2019	3,056	30,560	16,044	5.25	0.01
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	7,880	5.25	0.00
Generation Bio, Series C	01/09/2020	4,245	41,930	194,459	45.81	0.06
Flame Biosciences, Inc.	09/28/2020	3,800	24,890	24,890	6.55	0.01
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	35,414	6.80	0.01

JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	109,456	24.53	0.04
nCino, Inc.	09/16/2019	4,283	93,155	331,571	77.42	0.10
ServiceTitan, Inc.	11/09/2018	191	5,022	6,455	33.80	0.00
Professional Holding Corp., Seies A	08/28/2020	1,403	15,082	18,926	13.49	0.01
Toast, Inc.	09/14/2018	11	190	825	75.00	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	22,261	5,565	0.01
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	328,352	5,565	0.10

Vroom, Inc., Series F	06/30/2017	11,726	100,009		–
	11/21/2019	3,838	52,183		–

		15,564	152,192	530,219	33.87	0.16

Convertible Preferred Securities
1stdibs.com, Inc., Series D	02/07/2019	11,111	55,677	92,332	8.31	0.03
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	42,250	5.76	0.01
Allbirds, Inc., Series A	10/10/2018	1,850	20,289	21,390	11.56	0.01
Allbirds, Inc., Series B	10/10/2018	325	3,565	3,758	11.56	0.00
Allbirds, Inc., Series C	10/09/2018	3,110	34,108	35,959	11.56	0.01
Allbirds, Inc., Series SEED	10/10/2018	995	10,912	11,505	11.56	0.00
Bright Health, Inc., Seres E	09/16/2020	6,719	137,187	137,187	20.42	0.04
Caris Life Sciences, Series C	08/14/2020	17,921	49,462	49,462	2.76	0.02
Cava Group, Inc., Series F	06/23/2020	6,606	149,692	149,692	22.66	0.05
Checkr, Inc., Series C	04/10/2018	2,998	40,926	73,421	24.49	0.02
Checkr, Inc., Series D	09/06/2019	4,084	123,527	100,017	24.49	0.03
Convoy, Inc., Series C	09/14/2018	12,094	85,875	140,895	11.65	0.04
Convoy, Inc., Series D	10/30/2019	7,659	103,703	89,227	11.65	0.03
Farmer’s Business Network, Inc., Series D	11/03/2017	8,287	153,012	273,940	33.06	0.06
Flexe, Inc., Series C	11/18/2020	4,643	56,492	56,492	12.17	0.06
Haul Hub, Inc., Series B	02/14/2020	2,168	31,609	31,610	14.58	0.01
Honor Tech, Inc., Series D	10/16/2020	43,123	103,844	103,844	2.41	0.03
JAND, Inc. (dba Warby Parker), Series E	03/09/2018	5,505	86,522	135,041	24.53	0.04

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
JAND, Inc. (dba Warby Parker), Series F	04/03/2020	5,440	$106,042	$133,447	$24.53	0.04%
National Resilience, Inc., Series B	10/23/2020	5,946	75,075	75,075	13.66	0.02
Nuro, Inc., Series C	10/30/2020	6,234	81,382	81,382	13.05	0.03
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	108,579	2.15	0.03
Rivian Automative, Inc. Series D	12/23/2019	12,194	131,012	193,641	15.88	0.06
Rivian Automative, Inc. Series E	07/13/2020	12,772	197,838	202,819	15.88	0.06
Roofoods, Ltd.(Deliveroo), Series F	09/12/2017	618	218,506	240,186	388.65	0.07
Roofoods, Ltd.(Deliveroo), Series G	05/16/2019	16	6,686	6,686	417.88	0.00
Seismic Software Holdings, Inc., Series E	12/13/2018	2,336	73,632	102,671	43.95	0.03
Seismic Software Holdings, Inc., Series F	09/25/2020	175	7,691	7,691	43.95	0.00
ServiceTitan, Inc., Series A-1	11/09/2018	4	105	135	33.80	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	65,634	33.80	0.02
Toast, Inc., Series B	09/14/2018	98	1,696	7,350	75.00	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	539,550	75.00	0.17
Toast, Inc., Series F	02/14/2020	594	26,997	44,550	75.00	0.01
Xometry, Inc., Series A-2	07/20/2020	962	9,212	9,271	9.64	0.00
Xometry, Inc., Series B	07/20/2020	330	3,160	3,180	9.64	0.00
Xometry, Inc., Series C	07/20/2020	343	3,340	3,305	9.64	0.00
Xometry, Inc., Series D	07/20/2020	267	2,617	2,573	9.64	0.00
Xometry, Inc., Series E	07/20/2020	1,927	26,250	26,250	13.62	0.01
Xometry, Inc., Series SEED-1	09/04/2020	1,820	14,560	14,560	8.00	0.00
Xometry, Inc., Series SEED-2	09/04/2020	801	6,408	6,408	8.00	0.00

Warrants
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	0	2,583	2.56	0.00
Dogwood State Bank Expires 05/01/2024	05/06/2019	456	0	0	0.00	0.00

				$5,305,444		1.64%

(3)

At November 30, 2020, the Fund had loaned securities with a total value of $15,989,014. This was secured by collateral of $4,103,161, which was received in cash and subsequently invested in short-term investments currently valued at $4,103,161 as reported in the Portfolio of Investments. Additional collateral of $13,128,034 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$1,229,835
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	3,302,613
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	113,191
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	620,269
United States Treasury Notes/Bonds	0.00% to 8.13%	12/31/2020 to 02/15/2050	7,862,126

(4)	The rate shown is the 7-day yield as of November 30, 2020.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

PIPE—Private Investment in Public Equity

180

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Applications Software	$6,117,289	$—	$7,280	$6,124,569
Banks - Commercial	28,360,816	—	35,414	28,396,230
Banks - Regional	—	—	23,924	23,924
Cellular Telecom	—	—	6,300	6,300
Computer Software	2,030,513	331,571	47,902	2,409,986
Diversified Operations	49,558	18,926	—	68,484
E-Commerce\Services	1,028,766	—	2,955	1,031,721
Health Care Providers & Services	—	—	92,489	92,489
Medical-Biomedical/Gene	13,748,240	238,698	24,890	14,011,828
Oil Companies-Exploration & Production	2,475,829	—	350,613	2,826,442
Pharmacy Services	—	—	109,456	109,456
Retail - Apparel/Shoe	1,498,398	—	65,559	1,563,957
Retail-Automobile	442,711	530,219	—	972,930
Veterinary Diagnostics	—	—	0	0
Other Industries	255,464,242	—	—	255,464,242
Convertible Preferred Securities	—	—	3,422,965	3,422,965
Rights	—	633	—	633
Warrants:
Banks-Commercial	—	—	2,583	2,583
Banks-Regional	—	—	0	0
Electronic Security Devices	—	110,784	—	110,784
Other Warrants	42,597	—	—	42,597
Short-Term Investment Securities	4,845,427	—	—	4,845,427
Repurchase Agreements	—	6,812,000	—	6,812,000

Total Investments at Value	$316,104,386	$8,042,831	$4,192,330	$328,339,547

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of May 31, 2020	$688,894	$2,022,001	$2,785
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation (1)	387,904	1,201,510	—
Change in unrealized depreciation (1)	(3,335)	(79)	(202)
Net purchases	24,890	924,211	—
Net Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	(331,571)	(724,678)	—

Balance as of November 30, 2020	$766,782	$3,422,965	$2,583

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2020 includes:

Common Stocks	Convertible Preferred Securities	Warrants
$146,153	$730,300	$(202)

(2)	Private Common and Preferred Stocks were converted to Restricted Common Stocks following the Companies’ IPO listings. Securities are now valued using Level 2 inputs.

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2020.

181

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at November 30, 2020	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$323,598	Market Approach	Market Transaction Price*	$5.25-$75.00 ($15.86086)#

	$47,902	Market Approach	Transaction Price*	$30.2405
			Gross Profit Mutilple*	15.2x
			Discount for Lack of Marketability	10.0%

	$35,414	Market Approach and Cost Approach	Transaction Price* Tangible Book Value Multiple* Discount for Lack of Marketability	$10.0000 0.95x 10.0%

	$350,613	Market Approach	Transaction Price*	$5,200.0000
			EBITDA Multiple*	11.0x
			Discount for Lack of Marketability	10.0%

	$2,955	Market Approach	Gross Profit Mutilple*	10.1x
			Discount for Lack of Marketability	10.0%

	$6,300	Income Approach	Estimated Future Cash Distribution*	$0.00-$2.10 ($2.10)#

Preferred Securities	$2,766,180	Market Approach	Market Transaction Price*	$2.40808-$417.90110 ($32.60891)#

	$240,186	Market Approach	Market Transaction Price*	$417.9011
			Discount for Potential Liquidation Preferences	7.0%

	$42,250	Market Approach	Gross Profit Mutilple*	10.1x
			Discount for Lack of Marketability	10.0%

	$92,332	Market Approach	Transaction Price*	$5.0100
			Revenus Multiple*	9.3x
			Gross Profit Mutilple*	17.9x
			Discount for Lack of Marketability	10.0%

	$108,579	Market Approach	Revenus Multiple*	5.2x
			Gross Profit Mutilple*	7.75x
			Discount for Lack of Marketability	10.0%
			Discount for Market Volatility	26.0%

	$173,438	Market Approach	Transaction Price*	$30.2405
			Gross Profit Mutilple*	15.2x
			Discount for Lack of Marketability	10.0%

Warrants	$2,583	Market Approach	Strike Price*	$10.0000
			Risk-Free Rate*	2.50%
			Volatility Rate *	42.62%
			Discount for Lack of Marketability	10.0%

	$0	Income Approach	Estimated Future Cash Distribution*	$0.0000

See Notes to Financial Statements

182

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	8.7%
Repurchase Agreements	7.4
Banks — Commercial	6.9
Real Estate Investment Trusts	6.2
Registered Investment Companies	3.8
Enterprise Software/Service	2.3
Medical Products	2.3
Medical — Drugs	2.0
Retail — Restaurants	1.4
Electronic Components — Semiconductors	1.4
Energy — Alternate Sources	1.3
Insurance — Property/Casualty	1.2
Computer Software	1.2
Electric — Integrated	1.1
Distribution/Wholesale	1.1
Auto/Truck Parts & Equipment — Original	1.0
Building — Residential/Commercial	0.9
Investment Management/Advisor Services	0.9
Savings & Loans/Thrifts	0.9
Chemicals — Specialty	0.9
Computer Services	0.8
Building & Construction Products — Misc.	0.8
U.S. Government Treasuries	0.8
Gas — Distribution	0.8
Semiconductor Equipment	0.8
Human Resources	0.8
Electronic Components — Misc.	0.8
Building & Construction — Misc.	0.7
Racetracks	0.7
Machinery — General Industrial	0.7
Oil Companies — Exploration & Production	0.7
Medical Labs & Testing Services	0.6
Metal Processors & Fabrication	0.6
Retail — Automobile	0.6
Computer Data Security	0.6
Casino Services	0.6
Commercial Services	0.6
E-Commerce/Services	0.6
Applications Software	0.6
Real Estate Management/Services	0.6
Building — Heavy Construction	0.5
Apparel Manufacturers	0.5
Medical Information Systems	0.5
Food — Misc./Diversified	0.5
Finance — Investment Banker/Broker	0.5
Commercial Services — Finance	0.5
Consumer Products — Misc.	0.5
Aerospace/Defense — Equipment	0.5
Electronic Measurement Instruments	0.5
Engineering/R&D Services	0.5
Chemicals — Diversified	0.4
Medical — Outpatient/Home Medical	0.4
Retail — Apparel/Shoe	0.4
Transport — Truck	0.4
Insurance — Life/Health	0.4
Transport — Services	0.4
Retail — Home Furnishings	0.4
Food — Wholesale/Distribution	0.4
Water	0.4
Oil — Field Services	0.4
Footwear & Related Apparel	0.4
Finance — Consumer Loans	0.4
Electric — Generation	0.4
Diagnostic Kits	0.4
Telecommunication Equipment	0.4
Retail — Building Products	0.3
Machinery — Pumps	0.3
Metal — Aluminum	0.3
Medical Instruments	0.3

Building — Mobile Home/Manufactured Housing	0.3
Retail — Discount	0.3
Diversified Manufacturing Operations	0.3
Web Hosting/Design	0.3
Pastoral & Agricultural	0.3
Consulting Services	0.3
E-Commerce/Products	0.3
Airlines	0.3
Steel — Producers	0.3
Athletic Equipment	0.3
Medical — Hospitals	0.3
Building Products — Doors & Windows	0.3
Insurance — Reinsurance	0.3
Transport — Marine	0.3
Computers — Integrated Systems	0.3
Schools	0.3
Lasers — System/Components	0.3
Medical — Wholesale Drug Distribution	0.3
Environmental Consulting & Engineering	0.3
Rubber/Plastic Products	0.3
Resorts/Theme Parks	0.3
Rental Auto/Equipment	0.3
Disposable Medical Products	0.3
Semiconductor Components — Integrated Circuits	0.3
Office Furnishings — Original	0.3
Miscellaneous Manufacturing	0.3
Electronic Security Devices	0.3
Health Care Cost Containment	0.3
Beverages — Non-alcoholic	0.3
Oil Refining & Marketing	0.3
Machinery — Electrical	0.2
Retail — Pet Food & Supplies	0.2
Telecom Services	0.2
Networking Products	0.2
Financial Guarantee Insurance	0.2
Insurance Brokers	0.2
Finance — Mortgage Loan/Banker	0.2
Data Processing/Management	0.2
Electric Products — Misc.	0.2
Therapeutics	0.2
Paper & Related Products	0.2
Wireless Equipment	0.2
Auto — Heavy Duty Trucks	0.2
Aerospace/Defense	0.2
Building Products — Wood	0.2
Building Products — Air & Heating	0.2
Satellite Telecom	0.2
Veterinary Diagnostics	0.2
Steel Pipe & Tube	0.2
Retail — Misc./Diversified	0.2
Medical — Nursing Homes	0.2
Gambling (Non-Hotel)	0.2
Diagnostic Equipment	0.2
Rubber — Tires	0.2
Metal — Iron	0.2
Machinery — Construction & Mining	0.2
Finance — Leasing Companies	0.2
Non-Hazardous Waste Disposal	0.2
Precious Metals	0.2
Finance — Commercial	0.2
Internet Content — Information/News	0.2
Transport — Equipment & Leasing	0.2
Television	0.2
Cosmetics & Toiletries	0.2
Real Estate Operations & Development	0.2
Drug Delivery Systems	0.2
Communications Software	0.2
Software Tools	0.2
Retail — Regional Department Stores	0.2

183

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Machine Tools & Related Products	0.1%
Instruments — Controls	0.1
Batteries/Battery Systems	0.1
Home Furnishings	0.1
Retail — Vision Service Center	0.1
Security Services	0.1
Publishing — Newspapers	0.1
Independent Power Producers	0.1
Containers — Metal/Glass	0.1
Casino Hotels	0.1
Golf	0.1
Optical Supplies	0.1
Transport — Air Freight	0.1
Telephone — Integrated	0.1
Printing — Commercial	0.1
Medical — HMO	0.1
Tobacco	0.1
Wire & Cable Products	0.1
Building — Maintenance & Services	0.1
Internet Connectivity Services	0.1
Banks — Super Regional	0.1
E-Marketing/Info	0.1
Internet Security	0.1
Audio/Video Products	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Hotels/Motels	0.1
Recreational Vehicles	0.1
Linen Supply & Related Items	0.1
Poultry	0.1
Patient Monitoring Equipment	0.1
Cable/Satellite TV	0.1
Agricultural Operations	0.1
Retail — Bedding	0.1
Insurance — Multi-line	0.1
Retail — Pawn Shops	0.1
Diversified Minerals	0.1
Machinery — Farming	0.1
Identification Systems	0.1
Gold Mining	0.1
Filtration/Separation Products	0.1
Dental Supplies & Equipment	0.1
Appliances	0.1
Computer Aided Design	0.1
Containers — Paper/Plastic	0.1
Banks — Mortgage	0.1
Medical — Generic Drugs	0.1
Oil & Gas Drilling	0.1
Metal Products — Distribution	0.1
Gas — Transportation	0.1
Quarrying	0.1
Protection/Safety	0.1
Coal	0.1
Firearms & Ammunition	0.1
Retail — Sporting Goods	0.1
Advanced Materials	0.1
Oil Field Machinery & Equipment	0.1
Retail — Jewelry	0.1
Theaters	0.1
Housewares	0.1
Power Converter/Supply Equipment	0.1
Retail — Petroleum Products	0.1
Food — Catering	0.1
Steel — Specialty	0.1
Food — Baking	0.1
Auto Repair Centers	0.1
Retail — Office Supplies	0.1
E-Services/Consulting	0.1
Entertainment Software	0.1
Hazardous Waste Disposal	0.1

Industrial Audio & Video Products	0.1
Publishing — Books	0.1
Computers — Other	0.1
Physical Therapy/Rehabilitation Centers	0.1
Recycling	0.1
Food — Retail	0.1
Finance — Other Services	0.1
Circuit Boards	0.1
Retail — Gardening Products	0.1
Vitamins & Nutrition Products	0.1
Professional Sports	0.1
B2B/E-Commerce	0.1
Retail — Drug Store	0.1
Computers — Voice Recognition	0.1

104.0%

*	Calculated as a percentage of net assets

184

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.0%
Advanced Materials — 0.1%
Haynes International, Inc.	5,968	$126,462
Lydall, Inc.†	8,176	224,022
Materion Corp.	9,705	565,802

		916,286

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	6,283	145,640

Advertising Services — 0.0%
Fluent, Inc.†	19,992	68,772
National CineMedia, Inc.	29,761	100,295

		169,067

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	10,352	883,957
Kratos Defense & Security Solutions, Inc.†	58,038	1,228,665
National Presto Industries, Inc.	2,438	207,352
Park Aerospace Corp.	9,407	119,751

		2,439,725

Aerospace/Defense - Equipment — 0.5%
AAR Corp.	16,019	454,459
Aerojet Rocketdyne Holdings, Inc.†	35,084	1,313,194
Astronics Corp.†	11,184	127,721
Barnes Group, Inc.	22,463	1,033,523
Ducommun, Inc.†	5,147	255,909
Kaman Corp.	13,197	690,071
Moog, Inc., Class A	14,220	1,100,059
Triumph Group, Inc.	24,624	324,298

		5,299,234

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	4,600	59,524
Marrone Bio Innovations, Inc.†	32,180	38,294

		97,818

Agricultural Operations — 0.1%
Alico, Inc.	2,494	77,289
Andersons, Inc.	14,902	338,722
Cadiz, Inc.†#	9,533	95,711
Fresh Del Monte Produce, Inc.	14,869	377,524
Limoneira Co.	7,781	113,836
Tejon Ranch Co.†	10,008	143,415
Vital Farms, Inc.†	4,906	145,414

		1,291,911

Airlines — 0.3%
Allegiant Travel Co.	6,252	1,064,028
Hawaiian Holdings, Inc.	21,743	440,513
Mesa Air Group, Inc.†	14,087	89,875
SkyWest, Inc.	23,572	1,011,946
Spirit Airlines, Inc.†	42,606	964,174

		3,570,536

Apparel Manufacturers — 0.5%
Deckers Outdoor Corp.†	13,381	3,406,669
Kontoor Brands, Inc.	24,633	1,026,457
Lakeland Industries, Inc.†	3,659	72,521
Oxford Industries, Inc.	7,840	437,394
Superior Group of Cos., Inc.	5,137	111,679
Urban Outfitters, Inc.†	32,985	903,129

		5,957,849

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	3,266	61,336
iRobot Corp.†#	13,191	1,034,570

		1,095,906

Security Description	Shares	Value (Note 2)

Applications Software — 0.6%
Agilysys, Inc.†	8,685	$324,472
Appfolio, Inc., Class A†	7,799	1,270,691
Brightcove, Inc.†	18,866	315,062
Cerence, Inc.†#	17,573	1,594,750
Digi International, Inc.†	13,712	235,298
Ebix, Inc.#	12,608	428,798
GTY Technology Holdings, Inc.†#	21,191	75,864
IBEX, Ltd.†	2,298	45,730
Immersion Corp.†	8,189	70,098
Model N, Inc.†	16,299	561,664
Park City Group, Inc.†	5,898	27,662
PDF Solutions, Inc.†	13,820	305,007
Phreesia, Inc.†	13,664	603,402
Sprout Social, Inc., Class A†	13,022	669,070

		6,527,568

Athletic Equipment — 0.3%
Clarus Corp.	11,164	160,762
Nautilus, Inc.†	14,164	298,860
Vista Outdoor, Inc.†	27,887	575,309
YETI Holdings, Inc.†	38,246	2,416,000

		3,450,931

Audio/Video Products — 0.1%
Daktronics, Inc.	17,475	78,812
Sonos, Inc.†	38,543	857,196
Universal Electronics, Inc.†	6,446	339,447
VOXX International Corp.†	9,480	122,008

		1,397,463

Auto Repair Centers — 0.1%
Monro, Inc.	15,768	741,254

Auto - Heavy Duty Trucks — 0.2%
Blue Bird Corp.†	7,357	120,728
Navistar International Corp.†	23,864	1,056,221
REV Group, Inc.	13,130	121,321
Workhorse Group, Inc.†#	45,067	1,143,350

		2,441,620

Auto - Truck Trailers — 0.0%
Wabash National Corp.	25,285	447,039

Auto/Truck Parts & Equipment - Original — 1.0%
Adient PLC†	42,049	1,315,713
American Axle & Manufacturing Holdings, Inc.†	53,737	427,746
Cooper-Standard Holdings, Inc.†	8,003	271,462
Dana, Inc.	69,176	1,164,924
Dorman Products, Inc.†	12,733	1,176,147
Fox Factory Holding Corp.†	19,777	1,725,939
Gentherm, Inc.†	15,658	890,314
Meritor, Inc.†	33,164	875,530
Methode Electronics, Inc.	17,548	614,531
Miller Industries, Inc.	5,306	177,167
Modine Manufacturing Co.†	23,680	258,586
Shyft Group, Inc.	16,486	427,482
Telenav, Inc.†	15,820	75,145
Tenneco, Inc., Class A†	24,396	259,817
Visteon Corp.†	13,252	1,601,504

		11,262,007

Auto/Truck Parts & Equipment - Replacement — 0.1%
Douglas Dynamics, Inc.	10,778	421,635
Motorcar Parts of America, Inc.†	8,978	180,637
Standard Motor Products, Inc.	10,081	466,650
XPEL, Inc.†	7,975	302,093

		1,371,015

185

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
B2B/E-Commerce — 0.1%
ePlus, Inc.†	6,353	$535,621

Banks - Commercial — 6.9%
1st Constitution Bancorp	4,324	70,654
1st Source Corp.	7,841	292,626
ACNB Corp.	4,044	100,736
Alerus Financial Corp.	7,071	169,916
Allegiance Bancshares, Inc.	9,045	286,365
Altabancorp	7,595	208,103
Amalgamated Bank, Class A	6,469	82,286
American National Bankshares, Inc.	5,092	132,290
Ameris Bancorp	31,709	1,078,423
Ames National Corp.	4,199	90,320
Arrow Financial Corp.	6,335	188,530
Atlantic Capital Bancshares, Inc.†	9,985	140,189
Atlantic Union Bankshares Corp.	37,260	1,114,447
Auburn National Bancorporation, Inc.	1,119	46,841
BancFirst Corp.	8,971	486,497
Bancorp, Inc.†	24,645	290,811
BancorpSouth Bank	47,348	1,200,272
Bank First Corp.#	3,001	207,549
Bank of Commerce Holdings	7,604	71,554
Bank of Marin Bancorp	6,324	219,443
Bank of N.T. Butterfield & Son, Ltd.	24,299	769,306
Bank of Princeton	2,721	64,841
Bank7 Corp.	1,357	16,501
BankUnited, Inc.	43,884	1,251,133
Bankwell Financial Group, Inc.	3,169	57,993
Banner Corp.	16,615	686,698
Bar Harbor Bankshares	7,140	164,577
BayCom Corp.†	5,424	78,106
BCB Bancorp, Inc.	6,871	69,878
Bogota Financial Corp.†	2,765	24,194
Bridge Bancorp, Inc.	7,977	178,047
Bridgewater Bancshares, Inc.†	10,532	123,962
Bryn Mawr Bank Corp.	9,419	280,875
Business First Bancshares, Inc.	9,221	172,156
Byline Bancorp, Inc.	11,603	177,874
C&F Financial Corp.	1,660	62,250
Cadence BanCorp	58,952	821,791
California Bancorp, Inc.†	3,618	58,250
Cambridge Bancorp	3,044	205,774
Camden National Corp.	7,057	242,408
Capital Bancorp, Inc.†	3,799	45,170
Capital City Bank Group, Inc.	6,410	145,956
Capstar Financial Holdings, Inc.	7,637	92,026
Carter Bankshares, Inc.	10,835	101,524
Cathay General Bancorp	36,307	1,025,673
CB Financial Services, Inc.	2,361	52,863
CBTX, Inc.	8,445	185,368
Central Pacific Financial Corp.	13,121	215,053
Central Valley Community Bancorp	5,054	72,019
Century Bancorp, Inc., Class A	1,336	98,730
Chemung Financial Corp.	1,720	57,706
ChoiceOne Financial Services, Inc.	3,502	103,764
CIT Group, Inc.	47,167	1,579,623
Citizens & Northern Corp.	6,381	115,815
Citizens Holding Co.	2,238	45,857
City Holding Co.	7,536	495,040
Civista Bancshares, Inc.	7,552	127,100
CNB Financial Corp.	7,076	139,256
Coastal Financial Corp.†	4,345	85,683
Codorus Valley Bancorp, Inc.	4,474	75,118
Colony Bankcorp, Inc.	3,691	52,634
Columbia Banking System, Inc.	34,327	1,085,076

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Community Bank System, Inc.	25,288	$1,574,178
Community Financial Corp.	2,488	68,146
Community Trust Bancorp, Inc.	7,420	251,167
ConnectOne Bancorp, Inc.	17,721	314,193
County Bancorp, Inc.	2,344	50,302
CrossFirst Bankshares, Inc.†	22,914	208,517
Customers Bancorp, Inc.†	13,713	231,613
CVB Financial Corp.	61,797	1,173,525
Eagle Bancorp, Inc.	15,299	562,697
Enterprise Bancorp, Inc.	4,295	111,155
Enterprise Financial Services Corp.	11,498	391,047
Equity Bancshares, Inc., Class A†	6,939	140,688
Esquire Financial Holdings, Inc.†	3,221	60,233
Evans Bancorp, Inc.	2,277	61,433
Farmers & Merchants Bancorp, Inc.	4,837	110,671
Farmers National Banc Corp.	12,405	155,559
FB Financial Corp.	14,872	474,714
Fidelity D&D Bancorp, Inc.#	1,884	109,894
Financial Institutions, Inc.	7,573	151,536
First BanCorp	102,911	817,113
First Bancorp, Inc.	4,836	117,176
First Bancorp/Puerto Rico	13,717	430,439
First Bancshares, Inc.	9,885	270,454
First Bank	7,653	71,096
First Busey Corp.	24,091	482,061
First Business Financial Services, Inc.	3,893	73,539
First Choice Bancorp	4,955	81,906
First Commonwealth Financial Corp.	46,640	451,009
First Community Bankshares, Inc.	8,284	174,544
First Community Corp.	3,423	59,081
First Financial Bancorp	46,357	744,030
First Financial Bankshares, Inc.	61,715	2,062,515
First Financial Corp.	6,430	243,504
First Foundation, Inc.	18,852	334,811
First Guaranty Bancshares, Inc.	1,744	29,334
First Internet Bancorp	4,519	115,596
First Interstate BancSystem, Inc., Class A	20,044	762,674
First Merchants Corp.	25,800	859,656
First Mid Bancshares, Inc.	6,974	209,569
First Midwest Bancorp, Inc.	54,506	762,539
First Northwest Bancorp	4,151	62,265
First of Long Island Corp.	10,889	183,044
First United Corp.	3,211	49,064
Flagstar Bancorp, Inc.	24,825	869,868
FNCB Bancorp, Inc.	8,174	54,848
Franklin Financial Services Corp.	1,975	56,189
Fulton Financial Corp.	75,901	935,100
FVCBankcorp, Inc.†	5,645	73,385
German American Bancorp, Inc.	11,774	376,062
Glacier Bancorp, Inc.	45,799	1,867,225
Great Southern Bancorp, Inc.	5,266	241,709
Great Western Bancorp, Inc.	26,445	434,491
Guaranty Bancshares, Inc.	3,338	96,168
Hancock Whitney Corp.	41,234	1,158,263
Hanmi Financial Corp.	14,610	142,447
HarborOne Bancorp, Inc.	25,306	248,252
Hawthorn Bancshares, Inc.	2,795	61,490
HBT Financial, Inc.	4,678	65,398
Heartland Financial USA, Inc.	16,607	647,341
Heritage Commerce Corp.	27,801	234,084
Heritage Financial Corp.	17,219	400,686
Hilltop Holdings, Inc.	34,454	829,997
Home BancShares, Inc.	73,137	1,353,766
HomeStreet, Inc.	10,635	344,042
Hope Bancorp, Inc.	56,123	532,046

186

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Horizon Bancorp, Inc.	20,443	$292,335
Howard Bancorp, Inc.†	6,293	77,656
Independent Bank Corp.	15,719	1,063,233
Independent Bank Corp.	10,097	171,750
International Bancshares Corp.	25,515	826,941
Investar Holding Corp.	4,865	79,105
Kearny Financial Corp.	38,287	378,658
Lakeland Bancorp, Inc.	23,303	280,102
Lakeland Financial Corp.	11,819	600,287
Landmark Bancorp, Inc.	1,845	45,904
LCNB Corp.	5,815	86,062
Level One Bancorp, Inc.	2,448	46,683
Limestone Bancorp, Inc.†	2,502	30,424
Live Oak Bancshares, Inc.	13,410	551,419
Luther Burbank Corp.	8,766	86,170
Macatawa Bank Corp.	12,537	97,287
Mackinac Financial Corp.	4,273	52,002
MainStreet Bancshares, Inc.†	3,384	54,855
Mercantile Bank Corp.	7,556	187,615
Merchants Bancorp	4,172	111,142
Meridian Corp.	2,568	47,765
Meta Financial Group, Inc.	15,931	527,316
Metrocity Bankshares, Inc.	8,277	114,636
Metropolitan Bank Holding Corp.†	3,348	110,752
Mid Penn Bancorp, Inc.	3,318	77,110
Middlefield Banc Corp.	2,858	61,161
Midland States Bancorp, Inc.	10,240	173,568
MidWestOne Financial Group, Inc.	7,018	163,239
MVB Financial Corp.	4,715	94,913
National Bankshares, Inc.	3,057	92,077
NBT Bancorp, Inc.	20,330	608,883
Nicolet Bankshares, Inc.†	4,466	297,034
Northeast Bank	3,669	79,911
Northrim BanCorp, Inc.	2,989	94,961
Norwood Financial Corp.	2,781	74,976
Oak Valley Bancorp	3,267	58,545
OFG Bancorp	24,200	405,350
Ohio Valley Banc Corp.	2,053	47,322
Old National Bancorp	78,401	1,241,088
Old Second Bancorp, Inc.	13,755	132,873
OP Bancorp	5,835	42,595
Origin Bancorp, Inc.	10,509	270,186
Orrstown Financial Services, Inc.	5,200	83,824
Park National Corp.	6,854	693,008
Partners Bancorp	4,720	30,916
PCB Bancorp	5,956	64,861
PCSB Financial Corp.	7,076	108,334
Peapack-Gladstone Financial Corp.	8,744	192,455
Penns Woods Bancorp, Inc.	3,271	83,607
Peoples Bancorp of North Carolina, Inc.	2,136	53,144
Peoples Bancorp, Inc.	8,827	220,498
Peoples Financial Services Corp.	3,339	126,281
Pioneer Bancorp, Inc.†	5,546	57,789
Plumas Bancorp	2,222	52,995
Preferred Bank	6,588	242,241
Premier Financial Bancorp, Inc.	6,239	83,041
Premier Financial Corp.	17,700	366,567
Provident Bancorp, Inc.	4,129	41,703
QCR Holdings, Inc.	7,078	246,810
RBB Bancorp	7,939	117,815
Red River Bancshares, Inc.	2,360	117,386
Reliant Bancorp, Inc.	7,176	126,943
Renasant Corp.	26,036	803,731
Republic Bancorp, Inc., Class A	4,648	164,074
Republic First Bancorp, Inc.†	21,731	67,583

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Richmond Mutual BanCorp, Inc.	5,877	$73,698
S&T Bancorp, Inc.	18,472	413,588
Salisbury Bancorp, Inc.	1,213	47,368
Sandy Spring Bancorp, Inc.	22,023	648,798
SB Financial Group, Inc.	3,395	58,122
Seacoast Banking Corp. of Florida†	24,687	623,594
Select Bancorp, Inc.†	7,502	68,643
ServisFirst Bancshares, Inc.	23,288	879,821
Shore Bancshares, Inc.	5,931	82,144
Sierra Bancorp	6,677	146,894
Silvergate Capital Corp., Class A†	7,491	266,605
Simmons First National Corp., Class A	51,750	1,009,125
SmartFinancial, Inc.	6,697	118,269
South Plains Financial, Inc.	5,064	89,380
South State Corp.	33,457	2,223,887
Southern First Bancshares, Inc.†	3,468	110,629
Southern National Bancorp of Virginia, Inc.	9,471	103,613
Southside Bancshares, Inc.	15,120	444,528
Spirit of Texas Bancshares, Inc.	6,261	97,797
Standard AVB Financial Corp.	1,845	60,461
Sterling Bancorp, Inc.	7,824	30,592
Stock Yards Bancorp, Inc.	9,771	389,277
Summit Financial Group, Inc.	5,460	114,332
Texas Capital Bancshares, Inc.†	24,185	1,351,941
Tompkins Financial Corp.	6,850	435,728
Towne Bank	32,005	696,109
TriCo Bancshares	12,639	414,054
TriState Capital Holdings, Inc.†	13,183	196,295
Triumph Bancorp, Inc.†	10,845	492,797
TrustCo Bank Corp.	45,284	274,874
Trustmark Corp.	30,121	747,603
UMB Financial Corp.	20,854	1,418,281
United Bankshares, Inc.	59,194	1,733,200
United Community Banks, Inc.	37,341	892,823
United Security Bancshares	6,436	45,374
Unity Bancorp, Inc.	3,710	65,259
Univest Financial Corp.	13,760	251,946
Valley National Bancorp	190,498	1,741,152
Veritex Holdings, Inc.	22,684	492,016
Washington Trust Bancorp, Inc.	8,156	320,694
WesBanco, Inc.	31,165	892,254
West BanCorp, Inc.	7,659	147,666
Westamerica BanCorp	12,488	688,339
Western New England Bancorp, Inc.	10,912	72,892

		80,206,623

Banks - Fiduciary — 0.0%
Parke Bancorp, Inc.	5,051	72,532

Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.	13,524	1,082,055

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	17,703	993,315
National Bank Holdings Corp., Class A	14,070	452,773

		1,446,088

Batteries/Battery Systems — 0.1%
EnerSys	20,328	1,663,034

Beverages - Non-alcoholic — 0.3%
Celsius Holdings, Inc.†	16,422	529,609
Coca-Cola Consolidated, Inc.	2,249	588,541
National Beverage Corp.#	5,651	553,968
NewAge, Inc.†	45,269	155,273
Primo Water Corp.	74,701	1,122,756

		2,950,147

187

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Beverages - Wine/Spirits — 0.0%
MGP Ingredients, Inc.	6,167	$268,943

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	7,839	84,347
MSG Networks, Inc., Class A†#	19,041	231,158

		315,505

Building & Construction Products - Misc. — 0.8%
American Woodmark Corp.†	8,090	707,956
Builders FirstSource, Inc.†	55,291	2,068,436
Caesarstone, Ltd.	10,637	127,006
Forterra, Inc.†	9,079	168,415
Gibraltar Industries, Inc.†	15,586	1,020,260
Louisiana-Pacific Corp.	53,926	1,845,887
Patrick Industries, Inc.	10,675	672,952
Simpson Manufacturing Co., Inc.	20,834	1,914,645
Summit Materials, Inc., Class A†	54,805	1,041,295

		9,566,852

Building & Construction - Misc. — 0.7%
Comfort Systems USA, Inc.	17,176	865,499
EMCOR Group, Inc.	25,991	2,239,904
IES Holdings, Inc.†	3,889	143,426
MYR Group, Inc.†	7,788	398,200
NV5 Global, Inc.†	5,210	380,851
TopBuild Corp.†	15,820	2,756,319
WillScot Mobile Mini Holdings Corp.†	76,659	1,648,935

		8,433,134

Building Products - Air & Heating — 0.2%
AAON, Inc.	19,632	1,278,632
SPX Corp.†	20,554	1,052,982

		2,331,614

Building Products - Cement — 0.0%
Concrete Pumping Holdings, Inc.†	12,805	49,939
US Concrete, Inc.†	7,633	270,819

		320,758

Building Products - Doors & Windows — 0.3%
Apogee Enterprises, Inc.	12,299	322,726
Cornerstone Building Brands, Inc.†	20,903	182,692
Griffon Corp.	20,584	429,176
JELD-WEN Holding, Inc.†	32,465	785,328
Masonite International Corp.†	11,649	1,165,483
PGT Innovations, Inc.†	27,263	507,637

		3,393,042

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	12,253	95,819
Research Frontiers, Inc.†#	12,684	37,164

		132,983

Building Products - Wood — 0.2%
Boise Cascade Co.	18,691	808,386
UFP Industries, Inc.	28,595	1,534,121

		2,342,507

Building - Heavy Construction — 0.5%
Aegion Corp.†	14,489	248,486
Arcosa, Inc.	23,215	1,204,626
Construction Partners, Inc., Class A†	12,592	331,170
Dycom Industries, Inc.†	14,676	922,533
Granite Construction, Inc.	22,406	551,636
Great Lakes Dredge & Dock Corp.†	30,381	343,001
MasTec, Inc.†	27,105	1,537,125

Security Description	Shares	Value (Note 2)

Building - Heavy Construction (continued)
Primoris Services Corp.	22,940	$556,295
Sterling Construction Co., Inc.†	13,219	211,372
Tutor Perini Corp.†	19,498	263,613

		6,169,857

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	32,048	1,233,848
BrightView Holdings, Inc.†	19,552	266,689

		1,500,537

Building - Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†	4,393	790,784
LCI Industries	11,782	1,481,940
Skyline Champion Corp.†	25,138	772,491
Winnebago Industries, Inc.	14,891	788,180

		3,833,395

Building - Residential/Commercial — 0.9%
Beazer Homes USA, Inc.†	13,633	201,905
Century Communities, Inc.†	13,973	621,798
Forestar Group, Inc.†	7,965	154,999
Green Brick Partners, Inc.†	11,357	247,242
Installed Building Products, Inc.†	10,928	1,079,905
KB Home	42,177	1,484,630
LGI Homes, Inc.†	10,654	1,151,165
M/I Homes, Inc.†	13,329	605,803
MDC Holdings, Inc.	24,304	1,173,154
Meritage Homes Corp.†	17,778	1,602,687
Taylor Morrison Home Corp.†	60,352	1,525,699
TRI Pointe Group, Inc.†	61,957	1,083,008

		10,931,995

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	22,069	250,483
Liberty Latin America, Ltd., Class C†	74,171	838,874
WideOpenWest, Inc.†	25,012	204,848

		1,294,205

Casino Hotels — 0.1%
Boyd Gaming Corp.	38,864	1,495,875
Century Casinos, Inc.†	12,948	76,523

		1,572,398

Casino Services — 0.6%
Accel Entertainment, Inc.†	21,244	221,787
Caesars Entertainment, Inc.†	79,296	5,401,643
Everi Holdings, Inc.†	39,256	417,684
Scientific Games Corp.†	27,313	1,018,229

		7,059,343

Chemicals - Diversified — 0.4%
AdvanSix, Inc.†	13,093	232,662
Codexis, Inc.†	25,634	474,742
Innospec, Inc.	11,699	962,711
Koppers Holdings, Inc.†	9,840	266,369
Orion Engineered Carbons SA	28,817	448,392
Quaker Chemical Corp.	6,355	1,569,685
Stepan Co.	10,300	1,196,448

		5,151,009

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	29,616	191,616

Chemicals - Other — 0.0%
American Vanguard Corp.	13,794	209,117

188

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Specialty — 0.9%
AgroFresh Solutions, Inc.†	14,684	$33,773
Amyris, Inc.†#	50,962	148,809
Balchem Corp.	15,382	1,594,960
Ferro Corp.†	39,139	560,079
GCP Applied Technologies, Inc.†	23,363	548,797
H.B. Fuller Co.	24,608	1,287,737
Hawkins, Inc.	4,628	232,233
Ingevity Corp.†	19,854	1,321,879
Kraton Corp.†	14,917	402,759
Minerals Technologies, Inc.	16,290	988,314
Oil-Dri Corp. of America	2,433	83,768
PQ Group Holdings, Inc.†	18,347	234,658
Rogers Corp.†	8,908	1,308,674
Sensient Technologies Corp.	20,282	1,454,625
Tronox Holdings PLC, Class A	42,787	541,256

		10,742,321

Circuit Boards — 0.1%
TTM Technologies, Inc.†	47,777	623,968

Coal — 0.1%
Arch Resources, Inc., Class A	7,221	241,470
CONSOL Energy, Inc.†	12,424	65,723
NACCO Industries, Inc., Class A	1,790	47,883
Peabody Energy Corp.†	30,001	40,501
SunCoke Energy, Inc.	39,695	178,628
Warrior Met Coal, Inc.	24,584	428,253

		1,002,458

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	10,696	147,070

Coffee — 0.0%
Farmer Brothers Co.†	7,681	34,180

Commercial Services — 0.6%
Collectors Universe, Inc.	4,352	335,757
Emerald Holding, Inc.	11,684	49,774
HMS Holdings Corp.†	42,121	1,323,442
LiveRamp Holdings, Inc.†	30,657	1,793,741
Medifast, Inc.	5,400	1,102,356
National Research Corp.	6,450	330,949
PFSweb, Inc.†	7,607	51,652
Progyny, Inc.†#	12,766	453,065
ServiceSource International, Inc.†	41,535	63,964
SP Plus Corp.†	11,003	312,925
Team, Inc.†	14,343	124,927
WW International, Inc.†	22,562	665,805

		6,608,357

Commercial Services - Finance — 0.5%
Cardtronics PLC, Class A†	17,205	417,738
Cass Information Systems, Inc.	6,804	288,694
CBIZ, Inc.†	24,374	590,338
EVERTEC, Inc.	28,784	1,069,901
Evo Payments, Inc., Class A†	19,495	490,104
Franchise Group, Inc.	10,437	279,607
Green Dot Corp., Class A†	24,345	1,303,918
GreenSky, Inc., Class A†	29,704	126,539
MoneyGram International, Inc.†	29,647	201,007
Priority Technology Holdings, Inc.†	3,649	17,807
Repay Holdings Corp.†	28,443	686,330

		5,471,983

Communications Software — 0.2%
8x8, Inc.†	49,424	977,113
Avaya Holdings Corp.†	39,553	736,081

Security Description	Shares	Value (Note 2)

Communications Software (continued)
SeaChange International, Inc.†	14,409	$13,910
Smith Micro Software, Inc.†	16,369	88,065

		1,815,169

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†#	20,276	1,092,876

Computer Data Security — 0.6%
OneSpan, Inc.†	15,958	315,649
Ping Identity Holding Corp.†#	17,512	393,845
Qualys, Inc.†	16,274	1,546,193
Rapid7, Inc.†	24,081	1,804,630
SecureWorks Corp., Class A†	4,267	48,175
Tenable Holdings, Inc.†	33,314	1,199,637
Varonis Systems, Inc.†	14,899	1,797,415

		7,105,544

Computer Services — 0.8%
Conduent, Inc.†	78,879	332,869
ExlService Holdings, Inc.†	16,057	1,336,906
Insight Enterprises, Inc.†	16,565	1,184,066
Mastech Digital, Inc.†	1,895	33,731
MAXIMUS, Inc.	29,233	2,099,222
PAE, Inc.†	28,238	271,367
Parsons Corp.†	10,779	352,473
Perspecta, Inc.	66,568	1,492,455
Rimini Street, Inc.†	10,745	46,848
StarTek, Inc.†	8,342	65,235
Sykes Enterprises, Inc.†	18,482	695,478
TTEC Holdings, Inc.	8,673	586,815
Unisys Corp.†	29,579	431,262
Virtusa Corp.†	13,939	698,065

		9,626,792

Computer Software — 1.2%
Avid Technology, Inc.†	14,933	181,436
Bandwidth, Inc., Class A†	9,170	1,391,823
Box, Inc., Class A†	66,304	1,239,222
Cloudera, Inc.†#	97,932	1,143,846
Cornerstone OnDemand, Inc.†	28,985	1,279,688
Envestnet, Inc.†	25,384	2,037,320
J2 Global, Inc.†	21,648	1,939,877
Red Violet, Inc.†#	3,242	86,788
Simulations Plus, Inc.	6,735	376,958
Upland Software, Inc.†	12,447	569,450
Veritone, Inc.†#	11,186	297,659
Verra Mobility Corp.†	63,929	779,934
Xperi Holding Corp.	51,324	979,262
Yext, Inc.†#	48,339	918,924
Zuora, Inc., Class A†	48,033	547,096

		13,769,283

Computers - Integrated Systems — 0.3%
Cubic Corp.	15,019	879,513
Diebold Nixdorf, Inc.†#	33,559	317,804
MTS Systems Corp.	9,229	323,292
NetScout Systems, Inc.†	33,233	778,317
PAR Technology Corp.†	7,685	414,836
Super Micro Computer, Inc.†	21,468	605,612

		3,319,374

Computers - Memory Devices — 0.0%
Quantum Corp.†	13,987	80,145

Computers - Other — 0.1%
3D Systems Corp.†#	56,400	516,060
ExOne Co.†	5,520	65,798

189

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Other (continued)
PlayAGS, Inc.†	12,719	$62,578

		644,436

Computers - Periphery Equipment — 0.0%
iCAD, Inc.†#	9,611	96,302
Mitek Systems, Inc.†	19,138	225,446

		321,748

Computers - Voice Recognition — 0.1%
Vocera Communications, Inc.†	15,361	519,663

Consulting Services — 0.3%
Acacia Research Corp.†	22,745	83,929
CRA International, Inc.	3,602	165,152
Forrester Research, Inc.†	5,230	216,522
Franklin Covey Co.†	5,988	131,556
GP Strategies Corp.†	6,239	71,748
Hackett Group, Inc.	11,957	168,354
Huron Consulting Group, Inc.†	10,827	477,146
ICF International, Inc.	8,700	630,141
Information Services Group, Inc.†	17,185	51,899
Kelly Services, Inc., Class A	16,082	329,038
R1 RCM, Inc.†	51,096	1,036,227
Vectrus, Inc.†	5,474	260,946

		3,622,658

Consumer Products - Misc. — 0.5%
Central Garden & Pet Co.†	4,616	184,825
Central Garden & Pet Co., Class A†	18,891	696,889
Helen of Troy, Ltd.†	12,095	2,443,069
Quanex Building Products Corp.	15,702	323,461
WD-40 Co.	6,521	1,658,355

		5,306,599

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	12,279	596,882
Greif, Inc., Class B	2,859	140,949
O-I Glass, Inc.	74,930	848,207

		1,586,038

Containers - Paper/Plastic — 0.1%
Matthews International Corp., Class A	14,578	389,670
TriMas Corp.†	20,687	552,963
UFP Technologies, Inc.†	3,283	144,682

		1,087,315

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	21,620	470,019
Edgewell Personal Care Co.†	26,062	905,654
Inter Parfums, Inc.	8,494	461,309
Revlon, Inc., Class A†#	3,289	42,297

		1,879,279

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	12,316	157,768

Data Processing/Management — 0.2%
Bottomline Technologies DE, Inc.†	20,694	944,474
CommVault Systems, Inc.†	19,976	954,054
CSG Systems International, Inc.	15,631	678,073

		2,576,601

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	40,556	1,125,835

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†#	14,868	116,416

Security Description	Shares	Value (Note 2)

Diagnostic Equipment (continued)
BioTelemetry, Inc.†	16,046	$889,109
GenMark Diagnostics, Inc.†	33,291	445,101
Nymox Pharmaceutical Corp.†#	19,984	40,168
Quanterix Corp.†	10,055	434,276
Quotient, Ltd.†#	27,545	191,162

		2,116,232

Diagnostic Kits — 0.4%
Aspira Women’s Health, Inc.†#	37,890	184,145
Chembio Diagnostics, Inc.†#	9,443	54,203
Co-Diagnostics, Inc.†#	12,691	148,739
Meridian Bioscience, Inc.†	20,240	382,536
Natera, Inc.†	33,840	2,987,057
OraSure Technologies, Inc.†	33,983	407,796

		4,164,476

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	6,868	78,364

Direct Marketing — 0.0%
Quotient Technology, Inc.†	41,072	305,986

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	6,572	236,526
CONMED Corp.	12,993	1,323,857
Merit Medical Systems, Inc.†	25,899	1,426,258
Utah Medical Products, Inc.	1,632	140,891

		3,127,532

Distribution/Wholesale — 1.1%
A-Mark Precious Metals, Inc.	2,344	71,703
Avient Corp.	43,691	1,596,906
Core-Mark Holding Co., Inc.	21,356	666,094
EVI Industries, Inc.†#	2,319	78,475
Fossil Group, Inc.†	22,423	237,684
G-III Apparel Group, Ltd.†	21,034	428,462
H&E Equipment Services, Inc.	15,313	411,613
KAR Auction Services, Inc.	61,753	1,114,642
Resideo Technologies, Inc.†	67,420	1,246,596
ScanSource, Inc.†	12,093	303,534
SiteOne Landscape Supply, Inc.†	21,002	2,900,376
Systemax, Inc.	5,931	182,497
Titan Machinery, Inc.†	9,103	166,312
Triton International, Ltd.	28,893	1,307,697
Veritiv Corp.†	6,161	114,471
VSE Corp.	4,240	145,008
WESCO International, Inc.†	23,463	1,530,257

		12,502,327

Diversified Manufacturing Operations — 0.3%
Chase Corp.	3,527	373,685
Enerpac Tool Group Corp.	25,914	580,214
EnPro Industries, Inc.	9,896	700,736
Fabrinet†	17,554	1,199,114
Federal Signal Corp.	28,603	887,551
NL Industries, Inc.	4,004	18,739

		3,760,039

Diversified Minerals — 0.1%
Caledonia Mining Corp. PLC	5,336	76,999
Livent Corp.†#	70,136	1,063,963
United States Lime & Minerals, Inc.	959	106,161

		1,247,123

Diversified Operations — 0.0%
Professional Holding Corp., Class A†#	5,457	77,489

190

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Operations/Commercial Services — 0.0%
Viad Corp.	9,648	$289,151

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	78,569	245,135
BioDelivery Sciences International, Inc.†	42,899	163,016
Heron Therapeutics, Inc.†#	41,891	725,971
Revance Therapeutics, Inc.†	30,083	726,204

		1,860,326

E-Commerce/Products — 0.3%
1-800-Flowers.com, Inc., Class A†#	11,892	278,748
CarParts.com, Inc.†	10,084	151,966
Lands’ End, Inc.†	5,558	138,617
Liquidity Services, Inc.†	13,289	126,378
Overstock.com, Inc.†	20,395	1,376,459
RealReal, Inc.†	29,815	412,938
Stitch Fix, Inc., Class A†	26,878	1,088,559

		3,573,665

E-Commerce/Services — 0.6%
Cargurus, Inc.†	41,292	1,034,365
Cars.com, Inc.†	32,253	360,266
ChannelAdvisor Corp.†	13,188	194,523
Eventbrite, Inc., Class A†#	30,369	509,288
EverQuote, Inc., Class A†	6,705	252,510
Groupon, Inc.†	11,121	335,410
Shutterstock, Inc.	10,462	719,367
Stamps.com, Inc.†	8,128	1,523,675
TrueCar, Inc.†	50,654	206,668
Upwork, Inc.†	44,347	1,451,034

		6,587,106

E-Marketing/Info — 0.1%
comScore, Inc.†	28,330	72,242
Magnite, Inc.†#	50,633	962,027
QuinStreet, Inc.†	22,618	403,618

		1,437,887

E-Services/Consulting — 0.1%
Perficient, Inc.†	15,573	709,039

Electric Products - Misc. — 0.2%
Graham Corp.	4,610	72,792
nLight, Inc.†	16,658	500,073
Novanta, Inc.†	16,360	1,962,873
Ultralife Corp.†	4,345	29,329

		2,565,067

Electric - Distribution — 0.0%
Genie Energy, Ltd., Class B	6,297	52,265
Spark Energy, Inc., Class A#	5,726	53,137
Unitil Corp.	7,056	288,450

		393,852

Electric - Generation — 0.4%
Atlantic Power Corp.†	41,580	85,655
Brookfield Renewable Corp., Class A	32,704	2,588,521
Ormat Technologies, Inc.	19,131	1,507,714

		4,181,890

Electric - Integrated — 1.1%
ALLETE, Inc.	24,911	1,400,995
Ameresco, Inc., Class A†	11,671	519,943
Avista Corp.	32,188	1,207,694
Black Hills Corp.	30,074	1,829,401
Evoqua Water Technologies Corp.†	43,655	1,138,959
MGE Energy, Inc.	17,423	1,196,437

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
NorthWestern Corp.	24,274	$1,407,892
Otter Tail Corp.	19,384	771,871
PNM Resources, Inc.	37,986	1,865,492
Portland General Electric Co.	43,025	1,780,375

		13,119,059

Electronic Components - Misc. — 0.8%
Advanced Energy Industries, Inc.†	18,159	1,751,617
Applied Optoelectronics, Inc.†#	10,341	85,934
Atkore International Group, Inc.†	22,634	882,273
Bel Fuse, Inc., Class B	4,796	70,309
Benchmark Electronics, Inc.	17,441	424,165
Comtech Telecommunications Corp.	11,622	221,515
IntriCon Corp.†	4,045	70,140
Kimball Electronics, Inc.†	11,499	177,200
Knowles Corp.†	42,342	718,967
NVE Corp.	2,280	116,713
OSI Systems, Inc.†	8,096	713,258
Plexus Corp.†	13,721	1,025,096
Sanmina Corp.†	32,116	1,021,771
SMART Global Holdings, Inc.†	6,763	207,557
Transcat, Inc.†	3,323	105,339
Vishay Intertechnology, Inc.	63,551	1,230,347
Vishay Precision Group, Inc.†	5,942	173,804

		8,996,005

Electronic Components - Semiconductors — 1.4%
Alpha & Omega Semiconductor, Ltd.†	9,820	243,929
Ambarella, Inc.†	15,817	1,235,782
Amkor Technology, Inc.†	47,721	703,408
Atomera, Inc.†#	7,665	71,898
AXT, Inc.†	18,669	182,023
CEVA, Inc.†	10,379	407,687
CTS Corp.	15,222	463,662
Diodes, Inc.†	20,260	1,376,870
DSP Group, Inc.†	10,618	178,701
GSI Technology, Inc.†	7,904	52,483
Impinj, Inc.†#	8,050	336,409
Intellicheck, Inc.†	8,591	84,364
Lattice Semiconductor Corp.†	64,279	2,690,076
MACOM Technology Solutions Holdings, Inc.†	22,472	1,004,049
Photronics, Inc.†	30,228	350,342
Pixelworks, Inc.†	18,660	55,607
Rambus, Inc.†	54,221	852,354
Semtech Corp.†	30,873	2,083,001
Silicon Laboratories, Inc.†	20,725	2,429,177
SiTime Corp.†	4,362	379,363
Synaptics, Inc.†	16,268	1,265,162

		16,446,347

Electronic Measurement Instruments — 0.5%
Badger Meter, Inc.	13,938	1,149,049
CyberOptics Corp.†	3,396	90,877
FARO Technologies, Inc.†	8,485	561,028
Fitbit, Inc., Class A†	116,308	835,091
Itron, Inc.†	19,177	1,507,504
Luna Innovations, Inc.†	13,985	140,200
Mesa Laboratories, Inc.	2,264	615,265
Stoneridge, Inc.†	12,427	333,789

		5,232,803

Electronic Security Devices — 0.3%
Alarm.com Holdings, Inc.†	22,718	1,724,524
API Group Corp.†*	66,946	1,037,663
Napco Security Technologies, Inc.†	5,564	169,702

191

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Security Devices (continued)
Wrap Technologies, Inc.†#	5,463	$31,412

		2,963,301

Energy - Alternate Sources — 1.3%
Clean Energy Fuels Corp.†	62,126	282,673
FuelCell Energy, Inc.†#	101,772	1,038,075
FutureFuel Corp.	12,365	148,257
Green Plains, Inc.†	16,336	241,446
Maxeon Solar Technologies, Ltd.†#	4,572	111,648
Plug Power, Inc.†#	179,139	4,727,478
Renewable Energy Group, Inc.†	18,277	1,061,528
REX American Resources Corp.†	2,644	207,554
Sunnova Energy International, Inc.†	25,383	1,028,266
SunPower Corp.†#	36,577	810,546
Sunrun, Inc.†	69,798	4,472,656
TPI Composites, Inc.†	14,497	583,214

		14,713,341

Engineering/R&D Services — 0.5%
Exponent, Inc.	24,553	2,038,145
Fluor Corp.	67,360	1,163,307
Iteris, Inc.†	19,268	94,028
KBR, Inc.	68,095	1,890,998
Mistras Group, Inc.†	8,665	45,231

		5,231,709

Enterprise Software/Service — 2.3%
ACI Worldwide, Inc.†	54,758	1,784,016
Akerna Corp.†#	4,291	18,408
American Software, Inc., Class A	14,308	234,937
Appian Corp.†#	17,011	2,381,540
Asure Software, Inc.†#	6,423	49,714
Benefitfocus, Inc.†	13,866	199,532
Blackbaud, Inc.	23,630	1,301,777
Blackline, Inc.†	23,989	2,948,248
Cardlytics, Inc.†#	12,511	1,484,805
Daily Journal Corp.†#	543	146,610
Domo, Inc., Class B†	12,186	462,946
Donnelley Financial Solutions, Inc.†	14,358	233,892
eGain Corp.†	9,961	112,958
Evolent Health, Inc., Class A†	36,092	524,417
Intelligent Systems Corp.†#	3,581	140,626
LivePerson, Inc.†#	29,487	1,722,631
ManTech International Corp., Class A	12,983	999,301
MicroStrategy, Inc., Class A†	3,689	1,264,478
MobileIron, Inc.†	46,623	328,226
Progress Software Corp.	21,451	860,185
PROS Holdings, Inc.†	18,771	805,088
QAD, Inc., Class A	5,526	316,806
SailPoint Technologies Holdings, Inc.†	42,088	1,959,617
Sapiens International Corp. NV	12,249	365,633
SPS Commerce, Inc.†	16,797	1,731,267
SVMK, Inc.†	57,917	1,232,474
Verint Systems, Inc.†	30,628	1,744,571
Workiva, Inc.†	18,695	1,401,938

		26,756,641

Entertainment Software — 0.1%
Glu Mobile, Inc.†	69,842	706,103

Environmental Consulting & Engineering — 0.3%
Montrose Environmental Group Inc†	5,245	143,661
Tetra Tech, Inc.	25,769	3,072,953

		3,216,614

Security Description	Shares	Value (Note 2)

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	12,234	$1,209,943

Finance - Commercial — 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,693	1,896,319
Marlin Business Services Corp.	4,000	41,560
MMA Capital Holdings, Inc.†	2,269	56,521
NewStar Financial, Inc. CVR†(1)	17,919	9,676

		2,004,076

Finance - Consumer Loans — 0.4%
Curo Group Holdings Corp.	8,747	75,574
Encore Capital Group, Inc.†	14,922	509,437
Enova International, Inc.†	16,547	345,998
EZCORP, Inc., Class A†	22,884	116,480
International Money Express, Inc.†	11,302	177,893
LendingClub Corp.†	33,734	269,197
Navient Corp.	91,520	857,542
Nelnet, Inc., Class A	8,234	559,089
Paysign, Inc.†#	14,719	71,976
PRA Group, Inc.†	21,574	898,126
Regional Management Corp.	4,088	109,272
World Acceptance Corp.†#	2,253	254,386

		4,244,970

Finance - Credit Card — 0.0%
Atlanticus Holdings Corp.†	2,413	36,195
I3 Verticals, Inc., Class A†	7,067	197,169

		233,364

Finance - Investment Banker/Broker — 0.5%
Amerant Bancorp, Inc.†	10,841	160,989
Arlington Asset Investment Corp., Class A#	16,593	53,264
Cowen, Inc., Class A#	12,773	306,041
Diamond Hill Investment Group, Inc.	1,483	202,904
Greenhill & Co., Inc.	6,776	88,223
Houlihan Lokey, Inc.	24,465	1,584,843
Moelis & Co., Class A	25,260	991,202
Oppenheimer Holdings, Inc., Class A	4,436	130,818
Piper Sandler Cos.	8,330	767,776
PJT Partners, Inc., Class A	11,255	779,746
Siebert Financial Corp.†	5,436	19,298
StoneX Group, Inc.†	7,813	481,437

		5,566,541

Finance - Leasing Companies — 0.2%
Prog Holdings, Inc.	32,237	2,028,674

Finance - Mortgage Loan/Banker — 0.2%
Federal Agricultural Mtg. Corp., Class C	4,347	294,292
Mr. Cooper Group, Inc.†	36,591	975,516
Oportun Financial Corp.†	9,294	157,162
PennyMac Financial Services, Inc.	20,291	1,169,573

		2,596,543

Finance - Other Services — 0.1%
BGC Partners, Inc., Class A	145,728	603,314
SWK Holdings Corp.†	1,696	21,980

		625,294

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	25,416	161,900
NMI Holdings, Inc., Class A†	39,315	861,392
Radian Group, Inc.	91,523	1,727,954

		2,751,246

Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	6,521	90,544

192

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Firearms & Ammunition (continued)
Smith & Wesson Brands, Inc.	26,086	$411,115
Sturm Ruger & Co., Inc.	8,062	493,717

		995,376

Food - Baking — 0.1%
Hostess Brands, Inc.†	58,489	792,526

Food - Canned — 0.0%
Landec Corp.†	12,389	128,226
Seneca Foods Corp., Class A†	3,110	130,247

		258,473

Food - Catering — 0.1%
Healthcare Services Group, Inc.	35,701	845,043

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	7,687	238,066

Food - Meat Products — 0.0%
Nathan’s Famous, Inc.	1,355	76,964

Food - Misc./Diversified — 0.5%
B&G Foods, Inc.#	30,497	844,462
BellRing Brands, Inc., Class A†	19,029	388,192
Bridgford Foods Corp.†	806	15,032
Cal-Maine Foods, Inc.†	14,980	586,167
J&J Snack Foods Corp.	7,158	1,040,702
John B. Sanfilippo & Son, Inc.	4,207	312,201
Lancaster Colony Corp.	9,061	1,534,299
Simply Good Foods Co.†	40,727	885,405

		5,606,460

Food - Retail — 0.1%
Ingles Markets, Inc., Class A	6,827	256,627
Natural Grocers by Vitamin Cottage, Inc.	4,361	63,496
Village Super Market, Inc., Class A	4,100	94,956
Weis Markets, Inc.	4,565	217,431

		632,510

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	7,871	563,800
Chefs’ Warehouse, Inc.†	14,436	332,678
HF Foods Group, Inc.†	16,995	132,051
Performance Food Group Co.†	62,640	2,717,323
SpartanNash Co.	16,975	320,488
United Natural Foods, Inc.†	26,070	449,707

		4,516,047

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	31,920	1,879,769
Rocky Brands, Inc.	3,283	95,207
Steven Madden, Ltd.	39,393	1,239,698
Weyco Group, Inc.	2,881	51,628
Wolverine World Wide, Inc.	38,175	1,101,730

		4,368,032

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	7,875	214,279

Gambling (Non-Hotel) — 0.2%
Bally’s Corp.	8,567	380,632
Golden Entertainment, Inc.†	8,009	133,350
International Game Technology PLC#	47,525	598,339
Monarch Casino & Resort, Inc.†	6,031	333,032
Red Rock Resorts, Inc., Class A	31,471	684,337

		2,129,690

Security Description	Shares	Value (Note 2)

Gas - Distribution — 0.8%
Chesapeake Utilities Corp.	7,719	$802,853
New Jersey Resources Corp.	45,571	1,505,210
Northwest Natural Holding Co.	14,564	697,907
ONE Gas, Inc.	25,067	1,984,805
RGC Resources, Inc.	3,643	88,379
South Jersey Industries, Inc.	48,221	1,110,048
Southwest Gas Holdings, Inc.	26,785	1,720,936
Spire, Inc.	24,005	1,535,360

		9,445,498

Gas - Transportation — 0.1%
Brookfield Infrastructure Corp., Class A	15,551	1,036,474

Gold Mining — 0.1%
Gold Resource Corp.	31,225	93,051
Novagold Resources, Inc.†	113,623	1,131,685

		1,224,736

Golf — 0.1%
Acushnet Holdings Corp.	16,376	617,375
Callaway Golf Co.	44,658	948,983

		1,566,358

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	7,243	139,572
Sharps Compliance Corp.†#	6,825	54,259
US Ecology, Inc.	15,085	511,231

		705,062

Health Care Cost Containment — 0.3%
CorVel Corp.†	4,240	379,692
HealthEquity, Inc.†	36,023	2,582,489

		2,962,181

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†#	5,847	73,906
Retractable Technologies, Inc.†	6,345	73,475

		147,381

Home Furnishings — 0.1%
Casper Sleep, Inc.†	12,098	76,096
Ethan Allen Interiors, Inc.	10,822	197,718
Hooker Furniture Corp.	5,574	168,725
Purple Innovation, Inc.†	10,596	315,973
Sleep Number Corp.†	12,946	898,323

		1,656,835

Hotels/Motels — 0.1%
Bluegreen Vacations Corp.	2,471	15,716
Bluegreen Vacations Holding Corp.	5,964	75,802
Hilton Grand Vacations, Inc.†	40,728	1,129,795
Marcus Corp.	10,723	125,888
Target Hospitality Corp.†#	14,166	22,382

		1,369,583

Housewares — 0.1%
Lifetime Brands, Inc.	5,781	77,870
Tupperware Brands Corp.†	23,451	789,126

		866,996

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	22,307	1,453,524
ASGN, Inc.†	24,331	1,902,198
Barrett Business Services, Inc.	3,625	241,824
BG Staffing, Inc.	4,407	56,189
Cross Country Healthcare, Inc.†	17,114	148,892
Heidrick & Struggles International, Inc.	9,169	239,311

193

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources (continued)
Insperity, Inc.	17,345	$1,482,997
Kforce, Inc.	9,435	387,307
Korn Ferry	26,806	1,073,312
Resources Connection, Inc.	14,585	176,624
TriNet Group, Inc.†	19,691	1,476,825
TrueBlue, Inc.†	17,104	326,686
Willdan Group, Inc.†	4,929	191,640

		9,157,329

Identification Systems — 0.1%
Brady Corp., Class A	22,527	995,243
Digimarc Corp.†#	5,713	240,117

		1,235,360

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	16,673	452,505
Clearway Energy, Inc., Class C	38,731	1,133,657

		1,586,162

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†#	14,835	112,895
GoPro, Inc., Class A†#	61,785	431,877
Turtle Beach Corp.†	6,438	120,326

		665,098

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	10,577	337,406

Instruments - Controls — 0.1%
Allied Motion Technologies, Inc.	3,503	142,117
Watts Water Technologies, Inc., Class A	13,098	1,534,430

		1,676,547

Instruments - Scientific — 0.0%
Fluidigm Corp.†#	33,740	211,212

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	16,131	475,058
Crawford & Co., Class A	7,772	57,124
eHealth, Inc.†	12,186	926,014
Goosehead Insurance, Inc., Class A	6,169	759,466
Selectquote, Inc.†	15,215	326,362
Trean Insurance Group, Inc.†	5,754	81,994

		2,626,018

Insurance - Life/Health — 0.4%
American Equity Investment Life Holding Co.	43,383	1,140,105
CNO Financial Group, Inc.	67,604	1,438,613
FBL Financial Group, Inc., Class A	4,593	238,836
GWG Holdings, Inc.†#	1,529	11,620
Independence Holding Co.	2,209	87,101
National Western Life Group, Inc., Class A	1,227	228,320
Security National Financial Corp., Class A†	4,556	36,494
Trupanion, Inc.†	14,210	1,440,610

		4,621,699

Insurance - Multi-line — 0.1%
Citizens, Inc.†#	23,698	150,245
Genworth Financial, Inc., Class A†	241,184	1,094,975
Vericity, Inc.#	889	9,744

		1,254,964

Insurance - Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	21,676	317,337
AMERISAFE, Inc.	9,158	501,217
Donegal Group, Inc., Class A	5,226	73,059
Employers Holdings, Inc.	13,759	419,787

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Enstar Group, Ltd.†	5,752	$1,088,739
FedNat Holding Co.	5,902	33,287
HCI Group, Inc.	2,915	152,017
Heritage Insurance Holdings, Inc.	11,995	124,028
Horace Mann Educators Corp.	19,817	791,095
Investors Title Co.	621	105,570
James River Group Holdings, Ltd.	14,282	650,974
Kinsale Capital Group, Inc.	10,112	2,428,498
National General Holdings Corp.	32,602	1,111,076
NI Holdings, Inc.†	4,323	73,923
Palomar Holdings, Inc.†	9,689	640,443
ProAssurance Corp.	25,624	407,678
ProSight Global, Inc.†	4,457	56,827
Protective Insurance Corp., Class B	4,293	61,347
RLI Corp.	18,923	1,811,499
Safety Insurance Group, Inc.	6,914	492,623
Selective Insurance Group, Inc.	28,267	1,747,466
State Auto Financial Corp.	8,393	126,063
Stewart Information Services Corp.	12,594	527,311
Tiptree, Inc.	11,700	59,553
United Fire Group, Inc.	10,022	219,181
United Insurance Holdings Corp.	9,726	43,086
Universal Insurance Holdings, Inc.	13,221	184,565
Watford Holdings, Ltd.†	8,188	284,287

		14,532,536

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	15,516	608,072
Essent Group, Ltd.	52,727	2,312,606
Greenlight Capital Re, Ltd., Class A†#	13,304	102,574
Third Point Reinsurance, Ltd.†	38,512	367,405

		3,390,657

Internet Application Software — 0.0%
Tucows, Inc., Class A†#	4,476	324,510
VirnetX Holding Corp.#	30,263	164,025

		488,535

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	20,945	296,372
Cogent Communications Holdings, Inc.	20,319	1,181,346

		1,477,718

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†#	56,606	250,765

Internet Content - Information/News — 0.2%
DHI Group, Inc.†	23,234	44,609
HealthStream, Inc.†	12,330	230,324
LiveXLive Media, Inc.†	22,000	55,000
TechTarget, Inc.†	11,151	585,428
Yelp, Inc.†	34,043	1,087,334

		2,002,695

Internet Gambling — 0.0%
GAN, Ltd.†#	3,541	57,541

Internet Security — 0.1%
Mimecast, Ltd.†	27,314	1,228,584
Zix Corp.†	26,125	188,100

		1,416,684

Investment Companies — 0.0%
Grid Dynamics Holdings, Inc.†	10,378	111,979
PDL Community Bancorp†	3,588	39,109
Rafael Holdings, Inc., Class B†	4,390	94,034

		245,122

194

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.9%
Altisource Portfolio Solutions SA†#	2,190	$28,864
Artisan Partners Asset Management, Inc., Class A	26,289	1,183,005
AssetMark Financial Holdings, Inc.†	7,821	185,984
Associated Capital Group, Inc., Class A	882	33,737
B. Riley Financial, Inc.	9,072	327,862
Blucora, Inc.†	23,030	300,311
Boston Private Financial Holdings, Inc.	39,169	280,450
BrightSphere Investment Group, Inc.	29,332	519,177
Cohen & Steers, Inc.	11,686	827,018
Columbia Financial, Inc.†	23,512	337,868
Federated Hermes, Inc.	46,173	1,239,284
First Western Financial, Inc.†	2,987	50,480
Focus Financial Partners, Inc., Class A†	15,038	595,655
GAMCO Investors, Inc., Class A	2,597	37,085
Hamilton Lane, Inc., Class A	14,403	1,006,482
Pzena Investment Management, Inc., Class A	8,094	53,906
Sculptor Capital Management, Inc.	8,841	124,481
Silvercrest Asset Management Group, Inc., Class A	4,563	60,642
Stifel Financial Corp.	31,861	2,207,967
Virtus Investment Partners, Inc.	3,523	630,194
Waddell & Reed Financial, Inc., Class A#	30,804	507,034
Westwood Holdings Group, Inc.	3,735	44,521
WisdomTree Investments, Inc.	66,544	284,808

		10,866,815

Lasers - System/Components — 0.3%
II-VI, Inc.†#	48,194	3,260,324
LENSAR, Inc.†	4,039	34,614

		3,294,938

Leisure Products — 0.0%
Escalade, Inc.	4,935	95,097
Johnson Outdoors, Inc., Class A	2,496	208,666

		303,763

Lighting Products & Systems — 0.0%
Orion Energy Systems, Inc.†	12,926	133,396

Linen Supply & Related Items — 0.1%
UniFirst Corp.	7,211	1,333,170

Machine Tools & Related Products — 0.1%
Hurco Cos., Inc.	2,975	88,685
Kennametal, Inc.	39,708	1,389,383
Luxfer Holdings PLC	13,806	207,504

		1,685,572

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc.	10,732	622,456
Hyster-Yale Materials Handling, Inc.	4,735	260,614
Manitowoc Co, Inc.†	16,208	180,071
Terex Corp.	32,187	997,797

		2,060,938

Machinery - Electrical — 0.2%
Argan, Inc.	7,045	323,999
Bloom Energy Corp., Class A†	42,402	1,039,697
Franklin Electric Co., Inc.	22,013	1,487,859

		2,851,555

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,726	641,413
Lindsay Corp.	5,183	600,295

		1,241,708

Machinery - General Industrial — 0.7%
Albany International Corp., Class A	14,702	1,007,528

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
Altra Industrial Motion Corp.	30,836	$1,750,252
Applied Industrial Technologies, Inc.	18,482	1,449,543
Chart Industries, Inc.†	17,261	1,784,097
DXP Enterprises, Inc.†	7,842	165,153
Gencor Industries, Inc.†	4,369	52,690
Intevac, Inc.†	11,065	66,611
Kadant, Inc.	5,464	698,900
Ranpak Holdings Corp.†	13,845	156,587
Tennant Co.	8,739	586,911
Welbilt, Inc.†	62,335	589,066

		8,307,338

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	11,077	418,600

Machinery - Print Trade — 0.0%
Eastman Kodak Co.†#	7,364	56,187

Machinery - Pumps — 0.3%
Cactus, Inc., Class A	22,751	527,823
CIRCOR International, Inc.†	9,539	315,455
CSW Industrials, Inc.	6,545	702,213
Gorman-Rupp Co.	8,415	276,853
Mueller Water Products, Inc., Class A	74,942	889,562
NN, Inc.†	20,065	125,707
SPX FLOW, Inc.†	20,346	1,090,139

		3,927,752

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	31,731	417,580

Medical Information Systems — 0.5%
1Life Healthcare, Inc.†	37,586	1,235,452
Allscripts Healthcare Solutions, Inc.†	77,336	1,057,957
Computer Programs & Systems, Inc.	6,144	174,674
Health Catalyst, Inc.†#	16,080	573,252
Inovalon Holdings, Inc., Class A†	35,258	658,267
NantHealth, Inc.†#	12,888	29,642
NextGen Healthcare, Inc.†	26,678	473,268
Ontrak, Inc.†#	3,811	189,216
Schrodinger, Inc.†	13,955	970,989
Tabula Rasa HealthCare, Inc.†#	9,788	337,294

		5,700,011

Medical Instruments — 0.3%
AngioDynamics, Inc.†	17,538	249,391
Apyx Medical Corp.†	15,982	122,262
Cantel Medical Corp.	18,136	1,077,823
Milestone Scientific, Inc.†	20,200	33,936
Misonix Opco, Inc.†	5,745	80,085
Natus Medical, Inc.†	16,084	336,477
NuVasive, Inc.†	24,567	1,137,944
Silk Road Medical, Inc.†	12,857	736,706
Stereotaxis, Inc.†	21,131	90,863

		3,865,487

Medical Labs & Testing Services — 0.6%
Avalon GloboCare Corp.†#	9,444	11,899
Cellular Biomedicine Group, Inc.†	5,890	108,317
Dyadic International, Inc.†	9,218	54,017
Fulgent Genetics, Inc.†#	4,621	207,575
Invitae Corp.†#	55,180	2,739,687
MEDNAX, Inc.†	35,648	720,446
Medpace Holdings, Inc.†	13,053	1,675,483
OPKO Health, Inc.†#	190,143	882,264
Personalis, Inc.†	11,332	311,970
Progenity, Inc.†#	1,658	6,649

195

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services (continued)
SI-BONE, Inc.†	12,130	$280,931
Vapotherm, Inc.†#	9,378	235,951
Viemed Healthcare, Inc.†	16,688	162,708

		7,397,897

Medical Laser Systems — 0.0%
Cutera, Inc.†	8,265	206,790

Medical Products — 2.3%
Accuray, Inc.†	42,796	190,870
Acutus Medical, Inc.†	4,701	133,602
Alphatec Holdings, Inc.†	21,583	226,622
AtriCure, Inc.†	20,903	908,862
Atrion Corp.	675	405,000
Avanos Medical, Inc.†	22,764	964,966
AxoGen, Inc.†	17,397	248,603
Axonics Modulation Technologies, Inc.†#	14,463	634,781
Bellerophon Therapeutics, Inc.†	2,144	15,351
BioSig Technologies, Inc.†#	11,507	52,932
Cardiovascular Systems, Inc.†	18,485	636,993
Castle Biosciences, Inc.†	5,607	266,669
Cerus Corp.†	78,492	521,972
CryoLife, Inc.†	17,602	366,474
CytoSorbents Corp.†	19,637	164,754
Electromed, Inc.†	3,326	33,559
FONAR Corp.†	3,013	57,880
Glaukos Corp.†	20,413	1,377,469
Hanger, Inc.†	17,698	401,568
Inari Medical, Inc.†	3,675	253,832
InfuSystem Holdings, Inc.†	6,913	110,608
Inogen, Inc.†	8,807	308,862
Inspire Medical Systems, Inc.†	12,514	2,324,350
Integer Holdings Corp.†	15,639	1,127,416
Intersect ENT, Inc.†	15,547	297,414
Invacare Corp.	16,147	137,734
iRadimed Corp.†#	2,814	68,971
iRhythm Technologies, Inc.†	13,109	3,205,282
LeMaitre Vascular, Inc.	7,941	312,796
LivaNova PLC†	23,355	1,234,312
Luminex Corp.	20,556	487,794
NanoString Technologies, Inc.†	18,067	896,846
Nemaura Medical, Inc.†	3,534	14,489
Nevro Corp.†	16,052	2,588,385
Omnicell, Inc.†	20,304	2,128,874
Orthofix Medical, Inc.†	8,925	328,083
OrthoPediatrics Corp.†#	6,268	286,824
PAVmed, Inc.†#	17,458	33,869
Pulse Biosciences, Inc.†#	6,549	97,580
Repro-Med Systems, Inc.†	12,887	57,992
SeaSpine Holdings Corp.†	12,649	179,869
Shockwave Medical, Inc.†#	13,598	1,330,292
Sientra, Inc.†	22,187	114,707
Soleno Therapeutics, Inc.†	28,474	55,809
Soliton, Inc.†#	3,324	30,514
Surgalign Holdings, Inc.†	27,932	63,126
Surmodics, Inc.†	6,327	236,883
Tactile Systems Technology, Inc.†	8,779	378,463
Venus Concept, Inc.†#	9,150	21,777
Zynex, Inc.†#	8,915	124,453

		26,447,133

Medical - Biomedical/Gene — 8.7%
Abeona Therapeutics, Inc.†	28,869	46,768
ADMA Biologics, Inc.†#	28,773	58,697
Adverum Biotechnologies, Inc.†	41,532	564,420
Affimed NV†	38,880	207,619

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Agenus, Inc.†	72,525	$268,342
Akero Therapeutics, Inc.†	6,472	186,264
Akouos, Inc.†	6,940	143,519
Albireo Pharma, Inc.†	6,358	236,581
Alder Biopharmaceuticals, Inc. CVR†(1)	37,741	33,212
Allakos, Inc.†	11,643	1,246,150
Allogene Therapeutics, Inc.†	25,774	800,283
ALX Oncology Holdings, Inc.†	4,576	352,032
Amicus Therapeutics, Inc.†	121,552	2,782,325
AnaptysBio, Inc.†	10,235	263,961
Anavex Life Sciences Corp.†#	25,092	133,740
ANI Pharmaceuticals, Inc.†	4,498	132,961
Annexon, Inc.†	7,048	170,562
Apellis Pharmaceuticals, Inc.†	28,709	1,353,342
Applied Genetic Technologies Corp.†	11,633	51,651
Applied Molecular Transport, Inc.†	5,936	184,194
Applied Therapeutics, Inc.†	6,513	150,841
Aprea Therapeutics, Inc.†#	3,437	86,750
Aptinyx, Inc.†#	12,108	48,069
Aravive, Inc.†#	5,812	33,768
Arcturus Therapeutics Holdings, Inc.†	7,650	701,964
Arcus Biosciences, Inc.†	20,150	548,684
Arcutis Biotherapeutics, Inc.†#	8,642	234,371
Ardelyx, Inc.†	34,922	220,009
Arena Pharmaceuticals, Inc.†	27,796	1,830,923
Arrowhead Pharmaceuticals, Inc.†	47,987	3,000,627
Assembly Biosciences, Inc.†	14,671	84,578
Atara Biotherapeutics, Inc.†	34,599	802,351
Athersys, Inc.†#	82,911	153,385
Atreca, Inc., Class A†#	13,460	209,168
AVEO Pharmaceuticals, Inc.†#	10,438	56,156
Avid Bioservices, Inc.†	26,947	245,757
Avidity Biosciences, Inc.†	7,995	239,370
Avrobio, Inc.†	14,935	205,655
Beam Therapeutics, Inc.†#	16,893	844,650
BioCryst Pharmaceuticals, Inc.†#	84,443	431,504
Biohaven Pharmaceutical Holding Co., Ltd.†	23,001	2,045,939
Black Diamond Therapeutics, Inc.†#	8,644	288,191
Blueprint Medicines Corp.†	26,455	2,859,256
BrainStorm Cell Therapeutics, Inc.†#	13,653	75,433
Bridgebio Pharma, Inc.†#	34,815	1,749,106
Cabaletta Bio, Inc.†#	6,172	91,839
Calithera Biosciences, Inc.†	31,440	154,370
Cara Therapeutics, Inc.†	19,678	288,676
CASI Pharmaceuticals, Inc.†	31,602	78,689
Catabasis Pharmaceuticals, Inc.†#	9,195	15,172
CEL-SCI Corp.†#	16,128	201,600
Centogene NV†#	4,067	51,000
Cerecor, Inc.†#	17,333	43,332
Champions Oncology, Inc.†	3,449	39,215
Checkmate Pharmaceuticals, Inc.†	2,413	29,270
ChemoCentryx, Inc.†	23,705	1,307,331
Chinook Therapeutics, Inc.†	6,346	88,717
ChromaDex Corp.†#	19,484	96,641
Cohbar, Inc.†	12,380	16,713
Constellation Pharmaceuticals, Inc.†#	14,673	371,814
ContraFect Corp.†	11,684	73,843
Cortexyme, Inc.†#	7,519	365,423
Crinetics Pharmaceuticals, Inc.†#	12,936	172,954
Cue Biopharma, Inc.†	13,755	192,364
Cymabay Therapeutics, Inc.†	33,113	248,347
CytomX Therapeutics, Inc.†	21,582	162,297
Deciphera Pharmaceuticals, Inc.†	17,885	1,105,293
Denali Therapeutics, Inc.†	30,062	1,832,880
DermTech, Inc.†#	3,872	47,935

196

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Dicerna Pharmaceuticals, Inc.†	31,056	$784,785
Dynavax Technologies Corp.†#	50,793	258,028
Editas Medicine, Inc.†#	30,024	918,434
Eiger BioPharmaceuticals, Inc.†	13,145	120,145
Emergent BioSolutions, Inc.†	21,341	1,748,468
Enochian Biosciences, Inc.†#	6,594	19,123
Enzo Biochem, Inc.†	21,236	46,082
Epizyme, Inc.†	42,641	585,887
Esperion Therapeutics, Inc.†#	12,376	350,488
Evelo Biosciences, Inc.†#	9,557	49,027
Evolus, Inc.†#	10,408	38,822
Exagen, Inc.†#	2,283	33,925
Exicure, Inc.†	28,350	44,226
Fate Therapeutics, Inc.†	34,244	2,002,075
FibroGen, Inc.†	40,274	1,663,719
Five Prime Therapeutics, Inc.†	12,803	240,696
Forma Therapeutics Holdings, Inc.†	7,705	337,017
Frequency Therapeutics, Inc.†#	12,006	344,572
Galera Therapeutics, Inc.†	4,180	45,646
Generation Bio Co.†	5,869	283,003
Genprex, Inc.†#	13,638	44,051
Geron Corp.†#	137,341	256,141
GlycoMimetics, Inc.†	17,713	66,601
Gossamer Bio, Inc.†	27,086	239,440
Halozyme Therapeutics, Inc.†	64,928	2,538,685
Harvard Bioscience, Inc.†	18,300	71,736
Homology Medicines, Inc.†	16,249	159,890
iBio, Inc.†#	27,579	41,093
IGM Biosciences, Inc.†#	3,393	226,585
Immunic, Inc.†	2,662	49,859
ImmunoGen, Inc.†	82,134	447,630
Immunovant, Inc.†	16,689	820,932
Innoviva, Inc.†	30,328	317,079
Inovio Pharmaceuticals, Inc.†#	74,952	915,913
Inozyme Pharma Inc†#	3,885	101,088
Insmed, Inc.†	48,400	1,888,084
Intercept Pharmaceuticals, Inc.†	12,395	440,146
iTeos Therapeutics, Inc.†	5,109	136,870
IVERIC bio, Inc.†	38,403	261,908
Kaleido Biosciences, Inc.†#	5,544	43,687
Karuna Therapeutics, Inc.†	7,552	753,463
Karyopharm Therapeutics, Inc.†	33,520	569,505
Keros Therapeutics, Inc.†#	3,330	251,781
Kezar Life Sciences, Inc.†	14,964	98,463
Kindred Biosciences, Inc.†	17,809	69,277
Kiniksa Pharmaceuticals, Ltd., Class A†	12,779	238,456
Kodiak Sciences, Inc.†#	15,404	2,105,265
Krystal Biotech, Inc.†	6,464	355,132
Lexicon Pharmaceuticals, Inc.†#	19,737	30,198
Ligand Pharmaceuticals, Inc.†#	6,896	581,816
Liquidia Technologies, Inc.†#	12,951	36,133
LogicBio Therapeutics, Inc.†#	5,831	40,642
Lyra Therapeutics, Inc.†	1,964	24,393
MacroGenics, Inc.†	25,239	582,264
Magenta Therapeutics, Inc.†	9,896	70,756
Marker Therapeutics, Inc.†#	14,108	23,984
MEI Pharma, Inc.†	49,389	142,240
MeiraGTx Holdings PLC†	9,815	138,588
Mersana Therapeutics, Inc.†	25,448	648,415
Mirati Therapeutics, Inc.†	19,730	4,692,780
Molecular Templates, Inc.†#	12,658	113,289
Mustang Bio, Inc.†#	13,693	50,664
Myriad Genetics, Inc.†	34,032	596,921
NantKwest, Inc.†#	15,068	144,351
NeoGenomics, Inc.†	49,527	2,356,495

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
NextCure, Inc.†#	7,877	$79,715
NGM Biopharmaceuticals, Inc.†#	11,399	270,156
Nkarta, Inc.†	7,771	258,619
Novavax, Inc.†#	29,468	4,110,786
Nurix Therapeutics, Inc.†	5,309	226,270
Omeros Corp.†#	28,252	327,441
Oncocyte Corp.†#	30,070	58,035
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	9,676	49,831
Orgenesis, Inc.†	8,639	41,986
Osmotica Pharmaceuticals PLC†#	6,186	37,858
Ovid therapeutics, Inc.†#	20,466	139,987
Oyster Point Pharma, Inc.†#	2,895	63,487
Pacific Biosciences of California, Inc.†	79,762	1,261,037
Pandion Therapeutics, Inc.†	3,574	62,938
PDL BioPharma, Inc.†	53,237	134,690
Phathom Pharmaceuticals, Inc.†#	5,135	219,881
Pieris Pharmaceuticals, Inc.†	23,717	69,254
Pliant Therapeutics Inc†	4,980	137,050
Poseida Therapeutics, Inc.†	6,419	74,525
Precigen, Inc.†#	31,661	250,755
Precision BioSciences, Inc.†	22,225	277,146
Prevail Therapeutics, Inc.†	6,826	70,103
Protara Therapeutics, Inc.†	964	23,184
Prothena Corp. PLC†	14,708	166,495
Provention Bio, Inc.†#	22,755	341,097
PTC Therapeutics, Inc.†	29,542	1,848,443
Puma Biotechnology, Inc.†	14,601	164,261
Radius Health, Inc.†#	21,732	342,931
RAPT Therapeutics, Inc.†#	5,245	113,659
REGENXBIO, Inc.†	16,278	567,126
Relay Therapeutics, Inc.†	15,386	820,228
Replimune Group, Inc.†	9,969	515,198
REVOLUTION Medicines, Inc.†	18,443	804,668
Rigel Pharmaceuticals, Inc.†	81,232	246,133
Rocket Pharmaceuticals, Inc.†#	16,284	504,153
Rubius Therapeutics, Inc.†#	17,134	107,430
Sangamo Therapeutics, Inc.†	55,046	549,910
Satsuma Pharmaceuticals, Inc.†	4,394	19,773
Savara, Inc.†	23,018	30,844
Scholar Rock Holding Corp.†	10,858	540,946
Selecta Biosciences, Inc.†#	32,418	108,924
Solid Biosciences, Inc.†	11,816	39,111
Sorrento Therapeutics, Inc.†#	105,820	867,724
SpringWorks Therapeutics, Inc.†	10,129	662,842
Stoke Therapeutics, Inc.†#	5,840	304,206
Strongbridge Biopharma PLC†	16,979	47,032
Sutro Biopharma, Inc.†#	12,390	211,869
Syndax Pharmaceuticals, Inc.†	12,877	298,360
TCR2 Therapeutics, Inc.†	12,145	330,891
Tela Bio, Inc.†	3,280	53,694
Theravance Biopharma, Inc.†#	21,989	364,798
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Translate Bio, Inc.†#	32,585	724,039
TransMedics Group, Inc.†	12,020	178,737
Travere Therapeutics, Inc.†	23,388	536,287
Turning Point Therapeutics, Inc.†	17,328	1,845,432
Twist Bioscience Corp.†	15,639	1,747,502
Tyme Technologies, Inc.†#	32,370	33,989
Ultragenyx Pharmaceutical, Inc.†	29,514	3,498,590
UNITY Biotechnology, Inc.†#	16,659	100,454
Vaxart, Inc.†#	25,047	199,875
VBI Vaccines, Inc.†	82,088	281,151
Veracyte, Inc.†	27,378	1,492,375
Verastem, Inc.†	81,556	163,928

197

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Vericel Corp.†	21,507	$549,289
Veru, Inc.†	25,397	77,207
Viela Bio, Inc.†	10,341	396,474
Viking Therapeutics, Inc.†#	31,344	201,542
Vir Biotechnology, Inc.†#	25,613	816,542
VolitionRX, Ltd.†#	13,068	42,863
VYNE Therapeutics, Inc.†#	69,416	118,007
WaVe Life Sciences, Ltd.†	11,710	103,282
X4 Pharmaceuticals, Inc.†	7,686	50,728
XBiotech, Inc.†#	6,822	130,027
Xencor, Inc.†	26,508	1,121,819
XOMA Corp.†	2,908	96,284
Y-mAbs Therapeutics, Inc.†	14,314	728,153
Zeneca, Inc. CVR†(1)	3,950	2,429
Zentalis Pharmaceuticals, Inc.†#	5,510	280,790
ZIOPHARM Oncology, Inc.†#	101,911	285,351

		102,157,080

Medical - Drugs — 2.0%
89bio, Inc.†	3,113	84,082
AcelRx Pharmaceuticals, Inc.†#	38,257	57,386
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Aeglea BioTherapeutics, Inc.†	20,074	171,833
Aerie Pharmaceuticals, Inc.†#	17,537	217,634
Agile Therapeutics, Inc.†#	32,464	91,548
Alector, Inc.†	22,129	290,111
Allovir, Inc.†	8,568	339,379
Amphastar Pharmaceuticals, Inc.†	17,419	309,361
Aquestive Therapeutics, Inc.†#	9,499	67,063
Athenex, Inc.†	29,630	403,857
Avenue Therapeutics, Inc.†#	3,185	10,797
Axcella Health, Inc.†	7,186	40,960
Aytu BioScience, Inc.†#	10,939	9,668
Beyond Air, Inc.†#	6,676	35,650
Beyondspring, Inc.†	7,014	78,417
BioSpecifics Technologies Corp.†	2,985	263,874
Bioxcel Therapeutics, Inc.†	5,604	246,576
Cassava Sciences, Inc.†#	11,079	85,530
Catalyst Biosciences, Inc.†	10,544	65,373
Catalyst Pharmaceuticals, Inc.†	46,399	169,820
Checkpoint Therapeutics, Inc.†	21,554	51,730
Chiasma, Inc.†	23,953	102,519
Chimerix, Inc.†	23,132	87,208
Cidara Therapeutics, Inc.†	16,840	39,406
Clovis Oncology, Inc.†	39,645	195,053
Coherus Biosciences, Inc.†	27,679	510,954
Collegium Pharmaceutical, Inc.†	16,411	303,439
Concert Pharmaceuticals, Inc.†	13,673	155,872
Corbus Pharmaceuticals Holdings, Inc.†#	35,702	43,556
Corcept Therapeutics, Inc.†	45,891	1,038,972
Cyclerion Therapeutics, Inc.†#	10,588	32,611
Cytokinetics, Inc.†	31,723	532,946
Durect Corp.†	96,806	179,091
Eagle Pharmaceuticals, Inc.†	5,213	237,192
Eloxx Pharmaceuticals, Inc.†#	12,738	36,431
Enanta Pharmaceuticals, Inc.†	9,104	375,085
Eton Pharmaceuticals, Inc.†#	7,048	55,961
Fortress Biotech, Inc.†	30,012	82,533
Fulcrum Therapeutics, Inc.†#	6,841	78,193
Galectin Therapeutics, Inc.†#	17,780	46,228
Gritstone Oncology, Inc.†#	14,390	43,890
Harpoon Therapeutics, Inc.†#	5,055	75,421
Harrow Health, Inc.†	10,699	61,519
Hookipa Pharma, Inc.†#	5,942	68,927
Ideaya Biosciences, Inc.†	7,613	106,125

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
IMARA, Inc.†#	2,364	$60,306
Intellia Therapeutics, Inc.†#	23,955	940,713
Intra-Cellular Therapies, Inc.†	31,249	738,726
Ironwood Pharmaceuticals, Inc.†	76,285	878,803
Jounce Therapeutics, Inc.†#	8,249	58,980
Kadmon Holdings, Inc.†	82,469	359,565
Kala Pharmaceuticals, Inc.†#	18,921	141,151
KalVista Pharmaceuticals, Inc.†	6,519	121,971
Kura Oncology, Inc.†	25,359	920,532
Lannett Co., Inc.†#	15,214	93,718
Madrigal Pharmaceuticals, Inc.†	4,182	488,416
Marinus Pharmaceuticals, Inc.†#	11,957	189,997
MediciNova, Inc.†#	20,141	119,638
Minerva Neurosciences, Inc.†	16,356	63,625
Mirum Pharmaceuticals, Inc.†	2,485	58,273
Morphic Holding, Inc.†	6,547	205,379
Neoleukin Therapeutics, Inc.†#	15,400	195,426
Neubase Therapeutics, Inc.†	8,027	61,567
NeuroBo Pharmaceuticals, Inc.†	2,046	11,069
Ocular Therapeutix, Inc.†	28,916	506,030
Odonate Therapeutics, Inc.†	6,251	93,890
Optinose, Inc.†#	16,709	67,671
ORIC Pharmaceuticals, Inc.†	4,163	141,167
Pacira BioSciences, Inc.†	20,055	1,215,132
Paratek Pharmaceuticals, Inc.†#	20,849	129,055
Passage Bio, Inc.†#	6,493	133,171
PhaseBio Pharmaceuticals, Inc.†#	7,292	27,710
Phibro Animal Health Corp., Class A	9,753	184,234
Prestige Consumer Healthcare, Inc.†	24,057	855,708
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	0
Protagonist Therapeutics, Inc.†	14,482	349,885
Relmada Therapeutics, Inc.†#	6,913	245,826
Rhythm Pharmaceuticals, Inc.†	16,070	497,367
Rockwell Medical, Inc.†	33,313	34,979
scPharmaceuticals, Inc.†	3,346	30,850
Seres Therapeutics, Inc.†	25,381	700,769
SIGA Technologies, Inc.†#	24,919	172,689
Spectrum Pharmaceuticals, Inc.†	68,957	324,787
Spero Therapeutics, Inc.†#	7,067	117,100
Supernus Pharmaceuticals, Inc.†	23,321	496,737
Syros Pharmaceuticals, Inc.†	19,847	161,753
TG Therapeutics, Inc.†	53,083	1,557,455
TherapeuticsMD, Inc.†#	112,931	151,328
Tricida, Inc.†	13,517	98,809
UroGen Pharma, Ltd.†#	9,266	192,270
Vanda Pharmaceuticals, Inc.†	25,691	313,687
Vaxcyte, Inc.†	8,705	279,431
Verrica Pharmaceuticals, Inc.†#	5,947	54,415
Voyager Therapeutics, Inc.†	12,355	102,794
vTv Therapeutics, Inc., Class A†	4,981	10,360
Xeris Pharmaceuticals, Inc.†#	21,972	95,798
Zogenix, Inc.†	26,571	569,417

		23,199,910

Medical - Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	47,414	187,285
Arvinas, Inc.†	13,981	338,340
Endo International PLC†	108,286	550,093

		1,075,718

Medical - HMO — 0.1%
Magellan Health, Inc.†	11,336	896,111
Tivity Health, Inc.†	20,717	381,814
Triple-S Management Corp., Class B†	10,839	242,902

		1,520,827

198

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Hospitals — 0.3%
Community Health Systems, Inc.†	40,737	$333,229
Select Medical Holdings Corp.†	51,925	1,251,392
Surgery Partners, Inc.†	10,770	263,111
Tenet Healthcare Corp.†	49,957	1,570,149

		3,417,881

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	24,452	1,757,365
National HealthCare Corp.	5,998	373,196

		2,130,561

Medical - Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	6,602	655,249
Joint Corp.†	6,342	159,184
LHC Group, Inc.†	14,513	2,849,192
Pennant Group, Inc.†	12,186	617,708
Providence Service Corp.†	5,780	784,866

		5,066,199

Medical - Wholesale Drug Distribution — 0.3%
AdaptHealth Corp.†	11,947	356,737
Covetrus, Inc.†	46,917	1,267,463
Eidos Therapeutics, Inc.†	5,228	481,290
Evofem Biosciences, Inc.†#	36,658	82,114
Owens & Minor, Inc.	30,123	775,969
PetIQ, Inc.†#	10,071	289,843

		3,253,416

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	12,452	555,235
Helios Technologies, Inc.	14,856	731,361
Lawson Products, Inc.†	2,113	99,818
LB Foster Co., Class A†	4,824	70,237
Mayville Engineering Co., Inc.†	3,517	38,757
Mueller Industries, Inc.	26,730	875,675
Park-Ohio Holdings Corp.	4,173	117,220
RBC Bearings, Inc.†	11,781	1,989,104
Rexnord Corp.	58,311	2,187,246
Standex International Corp.	5,877	443,478
Tredegar Corp.	12,501	197,641

		7,305,772

Metal Products - Distribution — 0.1%
Olympic Steel, Inc.	4,366	64,791
Ryerson Holding Corp.†	7,653	82,193
Worthington Industries, Inc.	17,465	903,290

		1,050,274

Metal Products - Fasteners — 0.0%
Eastern Co.	2,577	56,952

Metal - Aluminum — 0.3%
Alcoa Corp.†	89,560	1,782,244
Arconic Corp.†	47,583	1,309,008
Century Aluminum Co.†	24,146	245,082
Kaiser Aluminum Corp.	7,515	586,020

		3,922,354

Metal - Diversified — 0.0%
Ferroglobe Representation & Warranty Trust†(1)	36,833	0

Metal - Iron — 0.2%
Cleveland-Cliffs, Inc.#	188,859	2,079,338

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	35,425	1,327,375

Security Description	Shares	Value (Note 2)

Miscellaneous Manufacturing (continued)
John Bean Technologies Corp.	14,973	$1,655,415

		2,982,790

Motion Pictures & Services — 0.0%
Eros STX Global Corp.†#	72,259	153,912
IMAX Corp.†	23,656	350,818

		504,730

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	20,804	387,370

Multimedia — 0.0%
E.W. Scripps Co., Class A	26,798	341,942
Entravision Communications Corp., Class A	28,122	81,554
Media General, Inc. CVR†#(1)	61,443	0

		423,496

Networking Products — 0.2%
A10 Networks, Inc.†	29,100	232,218
Calix, Inc.†	25,162	595,836
Extreme Networks, Inc.†	56,657	318,413
Infinera Corp.†	76,128	644,043
Inseego Corp.†#	32,589	323,609
NeoPhotonics Corp.†	23,455	189,047
NETGEAR, Inc.†	14,152	450,175

		2,753,341

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.#	4,056	119,693

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†#	59,573	123,912
Uranium Energy Corp.†#	86,849	92,060

		215,972

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	22,022	1,325,284
Covanta Holding Corp.	56,683	702,869

		2,028,153

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	82,842	472,199

Office Furnishings - Original — 0.3%
CompX International, Inc.	791	11,469
Herman Miller, Inc.	28,199	1,005,012
HNI Corp.	20,387	743,310
Interface, Inc.	27,880	232,659
Kimball International, Inc., Class B	17,231	188,335
Knoll, Inc.	23,947	327,116
Steelcase, Inc., Class A	41,247	501,151

		3,009,052

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	44,158	338,250

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.	3,360	176,030
Patterson-UTI Energy, Inc.	87,562	377,392
Transocean, Ltd.†#	279,570	517,205

		1,070,627

Oil Companies - Exploration & Production — 0.7%
Antero Resources Corp.†	116,055	454,936
Berry Corp.	32,373	124,312
Bonanza Creek Energy, Inc.†	8,995	198,520
Brigham Minerals, Inc., Class A	17,647	183,882
CNX Resources Corp.†	106,371	1,000,951

199

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Comstock Resources, Inc.†	11,677	$56,867
Contango Oil & Gas Co.†#	43,753	73,068
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	11,124	42,049
Evolution Petroleum Corp.	13,517	41,092
Falcon Minerals Corp.	18,256	41,989
Goodrich Petroleum Corp.†	4,413	51,014
Gulfport Energy Corp.†#	76,887	7,696
Kosmos Energy, Ltd.	192,732	339,208
Magnolia Oil & Gas Corp., Class A†#	59,266	370,412
Matador Resources Co.†	52,751	537,005
Ovintiv, Inc.	125,170	1,597,169
PDC Energy, Inc.†	47,705	797,628
Penn Virginia Corp.†	6,514	58,756
PrimeEnergy Resources Corp.†	249	15,266
Range Resources Corp.	102,380	747,374
SM Energy Co.	54,563	230,801
Southwestern Energy Co.†	305,617	950,469
Talos Energy, Inc.†	5,892	50,436
Tellurian, Inc.†#	78,420	116,846
W&T Offshore, Inc.†#	45,071	88,339
Whiting Petroleum Corp.†	574	12,995

		8,189,080

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	16,704	474,728
Exterran Corp.†	12,458	52,822
Thermon Group Holdings, Inc.†	15,654	221,347
US Silica Holdings, Inc.	35,249	152,276

		901,173

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,049	27,799
CVR Energy, Inc.	14,153	200,123
Delek US Holdings, Inc.	29,870	396,972
Murphy USA, Inc.	13,186	1,690,445
Par Pacific Holdings, Inc.†	19,130	217,891
PBF Energy, Inc., Class A	46,163	335,143
Trecora Resources†	11,550	78,194

		2,946,567

Oil - Field Services — 0.4%
Archrock, Inc.	62,036	482,020
ChampionX Corp.†	88,828	1,055,277
DMC Global, Inc.	6,953	284,030
Frank’s International NV†	74,080	165,199
Helix Energy Solutions Group, Inc.†	68,208	256,462
Liberty Oilfield Services, Inc., Class A	31,037	288,644
Matrix Service Co.†	12,385	118,648
MRC Global, Inc.†	37,563	217,114
National Energy Services Reunited Corp.†#	9,877	86,325
Newpark Resources, Inc.†	42,496	63,744
NexTier Oilfield Solutions, Inc.†	77,359	216,605
NOW, Inc.†	52,369	292,219
Oceaneering International, Inc.†	47,453	288,040
Oil States International, Inc.†	28,784	127,801
ProPetro Holding Corp.†	38,316	221,083
RPC, Inc.†	27,472	85,163
Select Energy Services, Inc., Class A†	28,171	119,163
Solaris Oilfield Infrastructure, Inc., Class A	13,771	92,541

		4,460,078

Optical Supplies — 0.1%
STAAR Surgical Co.†#	21,899	1,560,742

Security Description	Shares	Value (Note 2)

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	7,690	$268,458
Domtar Corp.	26,273	790,817
Glatfelter Corp.	20,947	336,828
Neenah, Inc.	8,019	389,002
Schweitzer-Mauduit International, Inc.	14,844	516,274
Verso Corp., Class A	14,973	161,858

		2,463,237

Pastoral & Agricultural — 0.3%
Darling Ingredients, Inc.†	76,925	3,713,939

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	22,889	1,308,564

Pharmacy Services — 0.0%
Option Care Health, Inc.†	21,012	330,939

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	6,062	643,906

Physicians Practice Management — 0.0%
Accolade, Inc.†	5,563	288,775
Apollo Medical Holdings, Inc.†	9,466	172,471

		461,246

Pipelines — 0.0%
NextDecade Corp.†	10,047	24,113

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.#	7,576	42,804
CECO Environmental Corp.†	14,806	109,565

		152,369

Poultry — 0.1%
Sanderson Farms, Inc.	9,636	1,317,530

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	4,287	110,733
Vicor Corp.†	9,220	755,671

		866,404

Precious Metals — 0.2%
Coeur Mining, Inc.†	115,769	820,802
Hecla Mining Co.	249,511	1,192,663

		2,013,465

Printing - Commercial — 0.1%
Cimpress PLC†#	8,502	762,034
Deluxe Corp.	19,961	513,796
Ennis, Inc.	12,250	200,533
Quad/Graphics, Inc.	15,888	49,253

		1,525,616

Professional Sports — 0.1%
Liberty Media Corp. — Liberty Braves, Series A†	4,790	120,564
Liberty Media Corp. — Liberty Braves, Series C†	17,360	434,000

		554,564

Protection/Safety — 0.1%
Genasys, Inc.†	15,907	112,621
ShotSpotter, Inc.†	3,846	127,572
Vivint Smart Home, Inc.†	34,828	767,261

		1,007,454

Publishing - Books — 0.1%
Gannett Co, Inc.†#	62,861	178,525
Houghton Mifflin Harcourt Co.†	50,460	151,885
Scholastic Corp.	13,888	329,423

		659,833

200

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Publishing - Newspapers — 0.1%
TEGNA, Inc.	104,879	$1,511,306
Tribune Publishing Co.	7,463	90,153

		1,601,459

Publishing - Periodicals — 0.0%
Meredith Corp.	18,959	385,816
Value Line, Inc.	491	13,497

		399,313

Quarrying — 0.1%
Compass Minerals International, Inc.	16,330	1,019,972

Racetracks — 0.7%
Churchill Downs, Inc.	18,172	3,269,506
Penn National Gaming, Inc.†	72,719	5,090,330

		8,359,836

Radio — 0.0%
Entercom Communications Corp., Class A	56,065	136,238
iHeartMedia, Inc., Class A†#	28,617	342,116
Saga Communications, Inc., Class A	1,813	41,246

		519,600

Real Estate Investment Trusts — 6.2%
Acadia Realty Trust	40,555	575,881
Agree Realty Corp.	25,446	1,676,891
Alexander & Baldwin, Inc.	34,463	539,346
Alexander’s, Inc.	1,024	279,921
Alpine Income Property Trust, Inc.	3,199	51,216
American Assets Trust, Inc.	24,061	690,310
American Finance Trust, Inc.	52,204	385,265
Anworth Mtg. Asset Corp.#	46,864	100,758
Apollo Commercial Real Estate Finance, Inc.	70,936	764,690
Arbor Realty Trust, Inc.#	50,361	670,808
Ares Commercial Real Estate Corp.	14,705	163,814
Armada Hoffler Properties, Inc.	27,503	291,807
ARMOUR Residential REIT, Inc.	30,601	323,759
Blackstone Mtg. Trust, Inc., Class A	65,848	1,710,731
Bluerock Residential Growth REIT, Inc.	11,769	120,044
Broadmark Realty Capital, Inc.	61,512	624,347
BRT Apartments Corp.	5,035	65,757
Capstead Mtg. Corp.	45,575	256,587
CareTrust REIT, Inc.	45,680	887,562
CatchMark Timber Trust, Inc., Class A	23,301	223,457
Chatham Lodging Trust	22,159	243,971
Cherry Hill Mtg. Investment Corp.#	7,266	65,830
Chimera Investment Corp.	91,770	941,560
CIM Commercial Trust Corp.	5,381	65,487
City Office REIT, Inc.	20,468	179,504
Clipper Realty, Inc.	7,104	45,110
Colony Capital, Inc.	229,623	991,971
Colony Credit Real Estate, Inc.	40,193	291,801
Columbia Property Trust, Inc.	54,754	765,461
Community Healthcare Trust, Inc.	10,331	466,548
CoreCivic, Inc.	57,187	405,456
CorEnergy Infrastructure Trust, Inc.#	6,561	39,038
CorePoint Lodging, Inc.	18,769	122,186
CTO Realty Growth, Inc.	2,229	91,032
DiamondRock Hospitality Co.	95,495	718,122
Diversified Healthcare Trust	113,391	500,054
Dynex Capital, Inc.#	10,582	186,349
Easterly Government Properties, Inc.	38,262	828,755
EastGroup Properties, Inc.	18,478	2,519,106
Ellington Financial, Inc.	19,730	284,112
Ellington Residential Mortgage REIT	4,309	52,570
Essential Properties Realty Trust, Inc.	44,181	907,478

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Farmland Partners, Inc.#	12,484	$99,622
Four Corners Property Trust, Inc.	33,645	942,396
Franklin Street Properties Corp.	49,665	230,446
Front Yard Residential Corp.	23,946	390,799
GEO Group, Inc.#	56,323	532,252
Getty Realty Corp.	16,340	463,893
Gladstone Commercial Corp.	16,084	290,960
Gladstone Land Corp.	9,356	136,130
Global Medical REIT, Inc.	20,167	276,086
Global Net Lease, Inc.	43,106	719,439
Granite Point Mtg. Trust, Inc.	26,107	241,751
Great Ajax Corp.	9,892	98,129
Healthcare Realty Trust, Inc.	64,607	1,905,906
Hersha Hospitality Trust	16,275	131,827
Independence Realty Trust, Inc.	45,312	583,619
Industrial Logistics Properties Trust	31,041	674,521
Innovative Industrial Properties, Inc.	10,165	1,561,954
Invesco Mtg. Capital, Inc.#	87,320	289,902
Investors Real Estate Trust	6,147	426,602
iStar, Inc.#	34,860	491,526
Kite Realty Group Trust	39,708	571,795
KKR Real Estate Finance Trust, Inc.	13,659	249,004
Ladder Capital Corp.	50,538	460,907
Lexington Realty Trust	130,775	1,335,213
LTC Properties, Inc.	18,591	688,611
Macerich Co.#	71,650	716,500
Mack-Cali Realty Corp.	41,509	567,013
MFA Financial, Inc.	216,979	802,822
Monmouth Real Estate Investment Corp.	45,391	673,148
National Health Investors, Inc.	20,573	1,330,250
National Storage Affiliates Trust	29,946	1,017,565
NETSTREIT Corp.	5,737	108,831
New Senior Investment Group, Inc.	39,181	216,671
New York Mtg. Trust, Inc.	181,124	636,651
NexPoint Residential Trust, Inc.	10,444	462,774
Office Properties Income Trust	22,869	522,557
One Liberty Properties, Inc.	7,697	136,853
Orchid Island Capital, Inc.#	31,809	170,178
Pebblebrook Hotel Trust	62,231	1,151,273
PennyMac Mtg. Investment Trust	47,401	810,557
Physicians Realty Trust	99,794	1,731,426
Piedmont Office Realty Trust, Inc., Class A	60,342	943,145
Plymouth Industrial REIT, Inc.	7,580	99,601
PotlatchDeltic Corp.	31,333	1,458,238
Preferred Apartment Communities, Inc., Class A	22,742	177,615
PS Business Parks, Inc.	9,611	1,266,730
QTS Realty Trust, Inc., Class A#	29,275	1,739,228
Ready Capital Corp.#	20,004	258,852
Redwood Trust, Inc.	54,954	475,352
Retail Opportunity Investments Corp.	55,316	718,002
Retail Properties of America, Inc., Class A	102,540	830,574
Retail Value, Inc.	7,845	120,813
RLJ Lodging Trust	78,484	967,708
RPT Realty	38,576	282,762
Ryman Hospitality Properties, Inc.	24,126	1,548,648
Sabra Health Care REIT, Inc.	98,224	1,618,731
Safehold, Inc.#	8,267	562,735
Saul Centers, Inc.	5,704	177,965
Seritage Growth Properties, Class A†#	16,275	267,886
Service Properties Trust	78,394	929,753
SITE Centers Corp.	73,224	738,830
STAG Industrial, Inc.	71,667	2,134,243
Summit Hotel Properties, Inc.	49,435	429,590
Sunstone Hotel Investors, Inc.	102,779	1,079,179
Tanger Factory Outlet Centers, Inc.#	43,299	409,176

201

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Terreno Realty Corp.	31,883	$1,847,301
TPG RE Finance Trust, Inc.	28,688	297,495
Two Harbors Investment Corp.	130,960	817,190
UMH Properties, Inc.	17,524	251,119
Uniti Group, Inc.	92,401	949,882
Universal Health Realty Income Trust	6,137	370,859
Urban Edge Properties	55,490	720,260
Urstadt Biddle Properties, Inc., Class A	14,218	199,621
Washington Real Estate Investment Trust	39,448	915,588
Western Asset Mtg. Capital Corp.#	28,456	87,360
Whitestone REIT	19,046	143,226
Xenia Hotels & Resorts, Inc.	54,171	763,269

		72,561,337

Real Estate Management/Services — 0.6%
Cushman & Wakefield PLC†#	52,839	787,301
eXp World Holdings, Inc.†	11,646	621,081
Fathom Holdings, Inc.†	2,285	50,727
Marcus & Millichap, Inc.†	11,135	399,190
McGrath RentCorp	11,534	734,024
Newmark Group, Inc., Class A	68,287	479,375
RE/MAX Holdings, Inc., Class A	8,513	266,457
Realogy Holdings Corp.†#	54,812	674,735
Redfin Corp.†	46,338	2,219,127
RMR Group, Inc., Class A	7,270	269,281

		6,501,298

Real Estate Operations & Development — 0.2%
American Realty Investors, Inc.†#	521	4,793
FRP Holdings, Inc.†	3,149	144,193
Griffin Industrial Realty, Inc.	1,239	88,291
Kennedy-Wilson Holdings, Inc.	58,453	934,079
Legacy Housing Corp.†	3,964	59,064
Maui Land & Pineapple Co., Inc.†	3,221	39,232
St. Joe Co.	15,711	518,620
Stratus Properties, Inc.†	2,812	68,472
Transcontinental Realty Investors, Inc.†	648	16,906

		1,873,650

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.	21,601	190,953

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A#	15,685	480,745
Malibu Boats, Inc., Class A†	9,817	559,471
Marine Products Corp.	3,430	52,890
MasterCraft Boat Holdings, Inc.†	8,859	191,886
OneWater Marine, Inc., Class A†	2,478	69,285

		1,354,277

Recycling — 0.1%
Harsco Corp.†	37,382	633,625

Rental Auto/Equipment — 0.3%
Alta Equipment Group, Inc.†#	8,143	73,775
Avis Budget Group, Inc.†	25,172	885,299
CAI International, Inc.	7,849	248,421
Herc Holdings, Inc.†	11,631	666,224
Nesco Holdings, Inc.†	6,339	29,096
Rent-A-Center, Inc.	23,174	783,745
Textainer Group Holdings, Ltd.†	24,695	454,882

		3,141,442

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	19,360	2,465,109
SeaWorld Entertainment, Inc.†	24,297	677,886

		3,142,995

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	29,794	$617,928
American Eagle Outfitters, Inc.	72,104	1,297,151
Boot Barn Holdings, Inc.†	13,650	563,199
Buckle, Inc.	13,856	371,618
Caleres, Inc.	17,677	208,058
Cato Corp., Class A	10,170	81,970
Chico’s FAS, Inc.	56,819	85,797
Children’s Place, Inc.#	6,761	290,588
Designer Brands, Inc., Class A#	29,475	232,852
Duluth Holdings, Inc., Class B†#	5,291	77,778
Express, Inc.†#	30,397	46,203
Genesco, Inc.†	6,775	212,532
Guess?, Inc.	20,198	339,124
Shoe Carnival, Inc.	4,445	162,554
Tilly’s, Inc., Class A	10,607	96,842
Vera Bradley, Inc.†	9,801	83,112
Winmark Corp.	1,436	258,480

		5,025,786

Retail - Appliances — 0.0%
Conn’s, Inc.†	8,347	92,526

Retail - Arts & Crafts — 0.0%
Michaels Cos., Inc.†#	35,619	352,272

Retail - Automobile — 0.6%
America’s Car-Mart, Inc.†	3,017	315,276
Asbury Automotive Group, Inc.†	9,210	1,038,612
Group 1 Automotive, Inc.	8,327	989,331
Lithia Motors, Inc., Class A	12,181	3,523,963
Rush Enterprises, Inc., Class A	19,569	750,080
Rush Enterprises, Inc., Class B	3,175	107,918
Sonic Automotive, Inc., Class A#	11,410	460,736

		7,185,916

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.#	60,638	1,270,972

Retail - Building Products — 0.3%
Aspen Aerogels, Inc.†	9,774	138,009
At Home Group, Inc.†	25,656	485,925
Beacon Roofing Supply, Inc.†	26,109	950,106
BMC Stock Holdings, Inc.†	32,148	1,573,323
Foundation Building Materials, Inc.†	9,749	187,571
GMS, Inc.†	19,908	621,727

		3,956,661

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	5,275	240,804

Retail - Discount — 0.3%
Big Lots, Inc.	18,766	969,639
BJ’s Wholesale Club Holdings, Inc.†	65,474	2,683,780
Citi Trends, Inc.	4,754	161,113

		3,814,532

Retail - Drug Store — 0.1%
OptimizeRx Corp.†	6,965	184,015
Rite Aid Corp.†#	26,174	345,497

		529,512

Retail - Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	13,654	394,328

Retail - Gardening Products — 0.1%
GrowGeneration Corp.†#	17,122	602,181

Retail - Hair Salons — 0.0%
Regis Corp.†#	11,255	95,555

202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Home Furnishings — 0.4%
Haverty Furniture Cos., Inc.	8,054	$219,230
La-Z-Boy, Inc.	21,303	789,063
Lovesac Co.†	4,687	149,421
RH†#	7,435	3,369,245

		4,526,959

Retail - Jewelry — 0.1%
Envela Corp.†#	3,693	17,062
Movado Group, Inc.	7,512	127,178
Signet Jewelers, Ltd.	24,939	755,402

		899,642

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	9,862	323,868

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†#	9,343	86,890
Gaia, Inc.†	5,786	57,686
GameStop Corp., Class A†#	27,344	452,817
Hudson, Ltd., Class A†#	18,942	145,664
PriceSmart, Inc.	10,873	883,757
Sally Beauty Holdings, Inc.†	53,933	620,230

		2,247,044

Retail - Office Supplies — 0.1%
ODP Corp.	24,973	715,976

Retail - Pawn Shops — 0.1%
FirstCash, Inc.	19,449	1,249,404

Retail - Pet Food & Supplies — 0.2%
Freshpet, Inc.†	18,516	2,534,470
PetMed Express, Inc.#	9,345	286,892

		2,821,362

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	29,875	849,047

Retail - Regional Department Stores — 0.2%
Dillard’s, Inc., Class A#	3,608	168,710
Macy’s, Inc.#	149,306	1,524,414

		1,693,124

Retail - Restaurants — 1.4%
Biglari Holdings, Inc., Class A†	35	20,125
Biglari Holdings, Inc., Class B†	441	49,392
BJ’s Restaurants, Inc.	10,547	348,367
Bloomin’ Brands, Inc.	41,854	732,445
Brinker International, Inc.	21,436	1,074,158
Cannae Holdings, Inc.†	41,230	1,625,287
Carrols Restaurant Group, Inc.†	16,879	114,777
Cheesecake Factory, Inc.	20,265	759,532
Chuy’s Holdings, Inc.†	9,374	222,164
Cracker Barrel Old Country Store, Inc.	11,335	1,582,139
Dave & Buster’s Entertainment, Inc.	21,124	534,860
Del Taco Restaurants, Inc.†	14,257	126,174
Denny’s Corp.†	29,694	341,778
Dine Brands Global, Inc.	7,441	468,560
El Pollo Loco Holdings, Inc.†	8,768	137,395
Fiesta Restaurant Group, Inc.†	8,605	101,109
Jack in the Box, Inc.	10,831	996,344
Kura Sushi USA, Inc., Class A†#	1,611	26,533
Noodles & Co.†	14,936	118,741
Papa John’s International, Inc.	15,645	1,257,232
Red Robin Gourmet Burgers, Inc.†	7,394	148,693
Ruth’s Hospitality Group, Inc.	15,493	241,226
Shake Shack, Inc., Class A†#	16,775	1,369,847

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Texas Roadhouse, Inc.	31,408	$2,380,726
Waitr Holdings, Inc.†#	40,013	132,843
Wingstop, Inc.	14,167	1,803,601

		16,714,048

Retail - Sporting Goods — 0.1%
Hibbett Sports, Inc.†	7,887	324,629
Sportsman’s Warehouse Holdings, Inc.†	20,451	284,883
Zumiez, Inc.†	10,003	371,011

		980,523

Retail - Vision Service Center — 0.1%
National Vision Holdings, Inc.†	38,463	1,646,601

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	87,798	372,263
Five Star Senior Living, Inc.†	9,030	53,277

		425,540

Rubber - Tires — 0.2%
Cooper Tire & Rubber Co.	24,098	957,413
Goodyear Tire & Rubber Co.	110,530	1,151,723

		2,109,136

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	17,135	291,124
Proto Labs, Inc.†	12,783	1,766,099
Raven Industries, Inc.	17,043	429,824
Trinseo SA	18,295	695,027

		3,182,074

Satellite Telecom — 0.2%
Gogo, Inc.†	26,378	278,024
Iridium Communications, Inc.†	56,226	1,804,292
KVH Industries, Inc.†	8,018	82,586
Loral Space & Communications, Inc.	6,141	141,120

		2,306,022

Savings & Loans/Thrifts — 0.9%
Axos Financial, Inc.†	27,635	925,772
Banc of California, Inc.	21,345	283,888
BankFinancial Corp.	6,326	51,051
Berkshire Hills Bancorp, Inc.	21,374	350,534
Brookline Bancorp, Inc.	37,069	421,475
Capitol Federal Financial, Inc.	63,435	781,519
Community Bankers Trust Corp.	10,409	67,658
Dime Community Bancshares, Inc.	13,704	198,023
Eagle Bancorp Montana, Inc.	3,010	62,036
ESSA Bancorp, Inc.	4,347	68,770
First Capital, Inc.#	1,557	103,167
First Savings Financial Group, Inc.	892	56,196
Flushing Financial Corp.	12,891	183,052
FS Bancorp, Inc.	1,794	95,979
Greene County Bancorp, Inc.	1,456	36,706
Hingham Institution for Savings	675	147,906
Home Bancorp, Inc.	3,655	102,523
HomeTrust Bancshares, Inc.	7,474	127,282
Investors Bancorp, Inc.	110,274	1,067,452
Meridian Bancorp, Inc.	22,368	305,211
Northfield Bancorp, Inc.	22,801	253,775
Northwest Bancshares, Inc.	56,043	662,989
OceanFirst Financial Corp.	28,359	447,221
Oconee Federal Financial Corp.	500	12,340
Pacific Premier Bancorp, Inc.	38,229	1,101,760
Provident Financial Holdings, Inc.	2,863	41,227
Provident Financial Services, Inc.	34,338	538,076

203

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Prudential Bancorp, Inc.	3,811	$49,657
Riverview Bancorp, Inc.	10,099	53,323
Southern Missouri Bancorp, Inc.	3,676	111,052
Territorial Bancorp, Inc.	3,749	83,640
Timberland Bancorp, Inc.	3,559	84,811
Washington Federal, Inc.	36,096	843,564
Waterstone Financial, Inc.	10,704	188,016
WSFS Financial Corp.	23,997	915,006

		10,822,657

Schools — 0.3%
Adtalem Global Education, Inc.†	24,882	712,372
American Public Education, Inc.†	6,896	214,052
Aspen Group, Inc.†	9,074	110,249
Laureate Education, Inc., Class A†	51,419	730,150
Perdoceo Education Corp.†	33,095	375,297
Strategic Education, Inc.	11,538	1,083,303
Stride, Inc.†	19,086	445,276
Universal Technical Institute, Inc.†	13,794	90,488

		3,761,187

Security Services — 0.1%
Brink’s Co.	24,027	1,612,212

Semiconductor Components - Integrated Circuits — 0.3%
MaxLinear, Inc.†	32,308	1,009,625
Power Integrations, Inc.	28,184	2,012,056

		3,021,681

Semiconductor Equipment — 0.8%
Axcelis Technologies, Inc.†	15,909	429,225
Brooks Automation, Inc.	34,727	2,534,724
CMC Materials, Inc.	13,880	2,141,406
Cohu, Inc.	19,653	557,949
FormFactor, Inc.†	36,913	1,513,433
Onto Innovation, Inc.†	22,679	1,002,639
Ultra Clean Holdings, Inc.†	19,177	606,760
Veeco Instruments, Inc.†	23,259	386,564

		9,172,700

Silver Mining — 0.0%
Pan American Silver Corp. CVR†#	171,891	118,605

Software Tools — 0.2%
Digital Turbine, Inc.†	39,375	1,771,087

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	26,576	1,853,676
Northwest Pipe Co.†	4,599	132,359
Omega Flex, Inc.	1,389	196,849
TimkenSteel Corp.†	21,496	101,246

		2,284,130

Steel - Producers — 0.3%
Carpenter Technology Corp.	22,701	554,813
Commercial Metals Co.	56,862	1,132,122
Schnitzer Steel Industries, Inc., Class A	12,337	316,074
United States Steel Corp.#	104,764	1,486,601

		3,489,610

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.†	60,666	818,384

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	10,739	213,491

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	14,800	218,596

Security Description	Shares	Value (Note 2)

Telecom Equipment - Fiber Optics — 0.0%
Clearfield, Inc.†	5,342	$127,033

Telecom Services — 0.2%
ATN International, Inc.	5,351	261,878
Consolidated Communications Holdings, Inc.†	34,781	194,773
GTT Communications, Inc.†#	15,229	69,140
HC2 Holdings, Inc.†#	28,006	93,820
Ooma, Inc.†	9,924	154,914
ORBCOMM, Inc.†	35,389	202,425
Rackspace Technology, Inc.†	16,168	290,377
Spok Holdings, Inc.	8,460	83,162
Vonage Holdings Corp.†	110,727	1,423,949

		2,774,438

Telecommunication Equipment — 0.4%
Acacia Communications, Inc.†	18,583	1,294,864
ADTRAN, Inc.	22,865	288,899
Cambium Networks Corp.†	2,668	72,196
DZS, Inc.†	5,753	74,041
Harmonic, Inc.†	45,375	296,299
PCTEL, Inc.	8,421	52,968
Plantronics, Inc.	16,352	446,737
Preformed Line Products Co.	1,439	87,275
Viavi Solutions, Inc.†	109,253	1,479,832

		4,093,111

Telephone - Integrated — 0.1%
Alaska Communications Systems Group, Inc.	24,801	75,891
Cincinnati Bell, Inc.†	23,967	364,538
IDT Corp., Class B†	7,259	86,527
Shenandoah Telecommunications Co.	23,038	1,023,809

		1,550,765

Television — 0.2%
AMC Networks, Inc., Class A†#	18,522	610,670
Gray Television, Inc.†	41,510	733,067
Sinclair Broadcast Group, Inc., Class A	21,117	575,649

		1,919,386

Textile - Apparel — 0.0%
Unifi, Inc.†	6,563	99,364

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A#	24,871	106,199
Cinemark Holdings, Inc.	51,107	789,603

		895,802

Therapeutics — 0.2%
Akebia Therapeutics, Inc.†	68,465	226,619
Anika Therapeutics, Inc.†	6,676	252,353
Axsome Therapeutics, Inc.†	13,245	960,130
CorMedix, Inc.†	14,751	132,759
Fennec Pharmaceuticals, Inc.†	10,221	79,928
Flexion Therapeutics, Inc.†#	20,928	224,139
G1 Therapeutics, Inc.†#	16,307	297,766
La Jolla Pharmaceutical Co.†#	8,616	42,821
MannKind Corp.†#	105,310	313,824
Recro Pharma, Inc.†	9,264	22,141

		2,552,480

Tobacco — 0.1%
Greenlane Holdings, Inc., Class A†	4,913	20,389
Turning Point Brands, Inc.	5,673	221,360
Universal Corp.	11,615	528,599
Vector Group, Ltd.	66,767	750,461

		1,520,809

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Toys — 0.0%
Funko, Inc., Class A†#	11,658	$102,357

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	37,433	196,898

Transactional Software — 0.0%
Synchronoss Technologies, Inc.†#	19,573	57,936

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	28,108	864,040
Atlas Air Worldwide Holdings, Inc.†	12,306	686,798

		1,550,838

Transport - Equipment & Leasing — 0.2%
GATX Corp.	16,649	1,327,924
General Finance Corp.†#	5,016	40,830
Greenbrier Cos., Inc.	15,410	514,232
Willis Lease Finance Corp.†	1,402	45,159

		1,928,145

Transport - Marine — 0.3%
Ardmore Shipping Corp.	16,036	53,079
Costamare, Inc.	23,726	170,353
DHT Holdings, Inc.	53,298	272,353
Diamond S Shipping, Inc.†	13,081	89,997
Dorian LPG, Ltd.†	18,031	197,079
Eagle Bulk Shipping, Inc.†	3,018	56,225
Frontline, Ltd.#	56,392	352,450
Genco Shipping & Trading, Ltd.	8,179	61,670
Golar LNG, Ltd.†#	43,519	396,023
International Seaways, Inc.	11,480	193,897
Nordic American Tankers, Ltd.#	68,945	219,935
Overseas Shipholding Group, Inc., Class A†	31,559	63,118
Pangaea Logistics Solutions, Ltd.	5,055	13,345
Safe Bulkers, Inc.†	24,805	29,766
Scorpio Bulkers, Inc.#	4,282	73,393
Scorpio Tankers, Inc.#	24,463	282,303
SEACOR Holdings, Inc.†	9,175	304,793
SFL Corp., Ltd.	46,149	312,429
Tidewater, Inc.†	19,318	183,714

		3,325,922

Transport - Services — 0.4%
Bristow Group, Inc.†	3,156	70,221
CryoPort, Inc.†#	16,320	793,968
Daseke, Inc.†	21,778	147,001
Echo Global Logistics, Inc.†	12,525	355,585
Forward Air Corp.	13,299	971,758
Hub Group, Inc., Class A†	15,659	855,295
Matson, Inc.	20,453	1,188,933
Radiant Logistics, Inc.†	18,701	110,710
Universal Logistics Holdings, Inc.	3,669	78,920

		4,572,391

Transport - Truck — 0.4%
ArcBest Corp.	12,045	504,806
Covenant Logistics Group, Inc.†	5,569	102,971
Heartland Express, Inc.	23,279	430,196
Marten Transport, Ltd.	28,297	498,876
P.A.M. Transportation Services, Inc.†	864	39,830
Saia, Inc.†	12,565	2,193,095
US Xpress Enterprises, Inc., Class A†	10,591	79,432
Werner Enterprises, Inc.	29,133	1,165,029

		5,014,235

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	34,749	95,560

Security Description	Shares	Value (Note 2)

Venture Capital — 0.0%
Safeguard Scientifics, Inc.	9,344	$59,895

Veterinary Diagnostics — 0.2%
Heska Corp.†	3,328	416,000
Neogen Corp.†	25,221	1,871,903

		2,287,903

Vitamins & Nutrition Products — 0.1%
Calyxt, Inc.†#	4,942	18,385
LifeVantage Corp.†	6,551	69,637
Nature’s Sunshine Products, Inc.†	4,240	52,703
USANA Health Sciences, Inc.†	5,528	415,595

		556,320

Water — 0.4%
American States Water Co.	17,632	1,301,594
Artesian Resources Corp., Class A	3,847	142,224
California Water Service Group	23,629	1,169,163
Consolidated Water Co., Ltd.	6,928	75,931
Global Water Resources, Inc.	6,115	78,761
Middlesex Water Co.	8,154	558,467
PICO Holdings, Inc.†	8,073	70,397
SJW Group	12,615	827,544
York Water Co.	6,209	279,653

		4,503,734

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	19,191	204,768
Pure Cycle Corp.†	9,283	88,560

		293,328

Web Hosting/Design — 0.3%
Endurance International Group Holdings, Inc.†	31,612	299,682
NIC, Inc.	31,457	737,195
Q2 Holdings, Inc.†	23,715	2,688,569

		3,725,446

Wire & Cable Products — 0.1%
Belden, Inc.	21,102	812,005
Encore Wire Corp.	9,743	503,421
Insteel Industries, Inc.	8,869	205,140

		1,520,566

Wireless Equipment — 0.2%
Anterix, Inc.†	5,198	155,576
CalAmp Corp.†	16,021	146,112
Casa Systems, Inc.†	15,153	80,462
InterDigital, Inc.	14,719	881,815
Maxar Technologies, Inc.	29,219	812,580
Powerfleet, Inc.†#	13,604	93,596
Resonant, Inc.†#	23,932	53,129
Ribbon Communications, Inc.†	32,585	223,533

		2,446,803

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	18,245	304,327
ViewRay, Inc.†#	53,278	204,587

		508,914

Total Common Stocks
(cost $790,100,904)		1,077,669,277

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A Expires 09/01/2024	2,303	$7,738
Whiting Petroleum Corp., Series B Expires 09/02/2025	1,151	3,833

Total Warrants
(cost $0)		11,571

Total Long-Term Investment Securities
(cost $790,100,904)		1,077,680,848

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Registered Investment Companies — 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(2)(3)	44,796,987	44,796,987

U.S. Government Treasuries — 0.8%
United States Treasury Bills
0.12% due 08/12/2021(4)	$2,000,000	1,998,760
0.12% due 10/07/2021(4)	300,000	299,732
0.15% due 04/22/2021(4)	3,500,000	3,498,740
0.15% due 06/17/2021(4)	600,000	599,728
0.16% due 05/20/2021(4)	3,000,000	2,998,743
0.16% due 04/22/2021(4)	100,000	99,964

		9,495,667

Total Short-Term Investment Securities
(cost $54,290,239)		54,292,654

REPURCHASE AGREEMENTS — 7.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $86,624,000 and collateralized by $88,706,200 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of 88,356,560 (cost $86,624,000)	86,624,000	86,624,000

TOTAL INVESTMENTS
(cost $931,015,143)(5)	104.0%	1,218,597,502
Liabilities in excess of other assets	(4.0)	(47,079,240)

NET ASSETS	100.0%	$1,171,518,262

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $1,037,663 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $77,109,273. This was secured by collateral of $44,796,987, which was received in cash and subsequently invested in short-term investments currently valued at $44,796,987 as reported in the Portfolio of Investments. Additional collateral of $37,068,080 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to11/01/2050	$757,008
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	2,032,877
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	69,673
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	2,664,297
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/15/2020 to 02/15/2050	31,544,225

(3)	The rate shown is the 7-day yield as of November 30, 2020.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1,048	Long	E-mini Russell 2000 Index	December 2020	$81,205,017	$95,373,240	$14,168,223

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Finance - Commercial	$1,994,400	$—	$9,676	$2,004,076
Medical - Biomedical/Gene	102,120,685	—	36,395	102,157,080
Medical - Drugs	23,199,910	—	0	23,199,910
Metal - Diversified	—	—	0	0
Multimedia	423,496	—	0	423,496
Oil Companies - Exploration & Production	8,189,080	—	0	8,189,080
Other Industries	941,695,635	—	—	941,695,635
Warrants	11,571	—	—	11,571
Short-Term Investment Securities:
Registered Investment Companies	44,796,987	—	—	44,796,987
U.S Government Treasuries	—	9,495,667	—	9,495,667
Repurchase Agreements	—	86,624,000	—	86,624,000

Total Investments at Value	$1,122,431,764	$96,119,667	$46,071	$1,218,597,502

Other Financial Instruments:†

Futures Contracts	$14,168,223	$—	$—	$14,168,223

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

207

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Banks — Commercial	11.0%
Consumer Products — Misc.	5.9
Food — Misc./Diversified	5.2
Insurance — Property/Casualty	4.2
Electric — Integrated	3.6
Retail — Restaurants	3.5
Real Estate Investment Trusts	3.2
Chemicals — Diversified	3.2
Building Products — Cement	2.8
Paper & Related Products	2.8
Metal Processors & Fabrication	2.7
Chemicals — Specialty	2.5
Machinery — Electrical	2.4
Distribution/Wholesale	2.3
Machinery — Pumps	2.3
Registered Investment Companies	2.2
Electronic Components — Misc.	2.2
Computer Services	2.1
Specified Purpose Acquisitions	1.7
Containers — Metal/Glass	1.6
Oil Companies — Exploration & Production	1.4
Commercial Services — Finance	1.4
Machinery — General Industrial	1.3
Auto/Truck Parts & Equipment — Replacement	1.2
Investment Companies	1.2
Enterprise Software/Service	1.2
Human Resources	1.2
Retail — Discount	1.2
Food — Baking	1.1
Containers — Paper/Plastic	1.0
Food — Catering	1.0
Printing — Commercial	1.0
Food — Confectionery	0.9
Beverages — Non-alcoholic	0.9
Diversified Operations/Commercial Services	0.8
Quarrying	0.8
Housewares	0.8
Semiconductor Equipment	0.8
Insurance — Life/Health	0.8
Medical — Drugs	0.7
Machinery — Farming	0.7
Dental Supplies & Equipment	0.7
Medical — Wholesale Drug Distribution	0.7
Rubber/Plastic Products	0.7
Footwear & Related Apparel	0.7
Recycling	0.7
Building Products — Doors & Windows	0.6
Transport — Truck	0.6
Building & Construction Products — Misc.	0.6
Wire & Cable Products	0.6
Electronic Security Devices	0.5
Office Supplies & Forms	0.5
X-Ray Equipment	0.5
Finance — Leasing Companies	0.5
Networking Products	0.4
Cosmetics & Toiletries	0.4
Oil & Gas Drilling	0.4
Medical Instruments	0.4
Apparel Manufacturers	0.3
Retail — Apparel/Shoe	0.3
Electronic Components — Semiconductors	0.3
E-Commerce/Products	0.2
Retail — Office Supplies	0.2
Casino Services	0.2
Computer Data Security	0.2
Investment Management/Advisor Services	0.2
E-Commerce/Services	0.2
Transport — Marine	0.2
Energy — Alternate Sources	0.1

Publishing — Newspapers	0.1
Oil Field Machinery & Equipment	0.1
Publishing — Books	0.1

101.0%

*	Calculated as a percentage of net assets

208

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Apparel Manufacturers — 0.3%
Delta Apparel, Inc.†	34,388	$741,405

Auto/Truck Parts & Equipment-Replacement — 1.2%
Douglas Dynamics, Inc.	67,725	2,649,402

Banks-Commercial — 11.0%
Associated Banc-Corp	157,122	2,407,109
CVB Financial Corp.	87,027	1,652,643
First Citizens BancShares, Inc., Class A	11,886	6,282,821
First Hawaiian, Inc.	57,774	1,266,406
Hancock Whitney Corp.	71,067	1,996,272
Renasant Corp.	69,618	2,149,108
South State Corp.	34,651	2,303,252
UMB Financial Corp.	82,436	5,606,472

		23,664,083

Beverages-Non-alcoholic — 0.9%
Primo Water Corp.	133,148	2,001,214

Building & Construction Products-Misc. — 0.6%
Simpson Manufacturing Co., Inc.	13,761	1,264,636

Building Products-Cement — 2.8%
Eagle Materials, Inc.	67,118	6,107,067

Building Products-Doors & Windows — 0.6%
Griffon Corp.	66,821	1,393,218

Casino Services — 0.2%
Scientific Games Corp.†	9,837	366,723

Chemicals-Diversified — 3.2%
Huntsman Corp.	35,267	873,564
Innospec, Inc.	73,662	6,061,646

		6,935,210

Chemicals-Specialty — 2.5%
Element Solutions, Inc.	82,869	1,144,421
Ferro Corp.†	48,109	688,440
Ingevity Corp.†	9,258	616,397
Minerals Technologies, Inc.	2,722	165,144
NewMarket Corp.	4,935	1,824,765
PQ Group Holdings, Inc.†	70,953	907,489

		5,346,656

Commercial Services-Finance — 1.4%
CBIZ, Inc.†	63,564	1,539,520
Franchise Group, Inc.	36,245	971,004
Sabre Corp.	37,589	422,876

		2,933,400

Computer Data Security — 0.2%
CyberArk Software, Ltd.†	3,180	365,287

Computer Services — 2.1%
MAXIMUS, Inc.	21,889	1,571,849
Parsons Corp.†	62,475	2,042,933
Sykes Enterprises, Inc.†	25,572	962,274

		4,577,056

Computers-Memory Devices — 0.0%
GlassBridge Enterprises, Inc.†	292	14,603

Consumer Products-Misc. — 5.9%
Central Garden & Pet Co.†	45,014	1,802,361
Central Garden & Pet Co., Class A†	43,272	1,596,304
Helen of Troy, Ltd.†	19,160	3,870,128
Quanex Building Products Corp.	111,608	2,299,125
Spectrum Brands Holdings, Inc.	48,197	3,221,005

		12,788,923

Security Description	Shares	Value (Note 2)

Containers-Metal/Glass — 1.6%
Silgan Holdings, Inc.	101,468	$3,429,618

Containers-Paper/Plastic — 1.0%
TriMas Corp.†	83,630	2,235,430

Cosmetics & Toiletries — 0.4%
Edgewell Personal Care Co.†	25,030	869,792

Dental Supplies & Equipment — 0.7%
Patterson Cos., Inc.	55,346	1,536,405

Distribution/Wholesale — 2.3%
Avient Corp.	138,518	5,062,833

Diversified Operations/Commercial Services — 0.8%
Viad Corp.	59,299	1,777,191

E-Commerce/Products — 0.2%
Leslie’s, Inc.†	19,821	410,096

E-Commerce/Services — 0.2%
Groupon, Inc.†#	10,938	329,890

Electric-Integrated — 3.6%
ALLETE, Inc.	32,116	1,806,204
Hawaiian Electric Industries, Inc.	90,299	3,235,413
IDACORP, Inc.	30,542	2,766,494

		7,808,111

Electronic Components-Misc. — 2.2%
Atkore International Group, Inc.†	107,011	4,171,289
nVent Electric PLC	23,299	535,877

		4,707,166

Electronic Components-Semiconductors — 0.3%
DSP Group, Inc.†	42,128	709,014

Electronic Security Devices — 0.5%
API Group Corp.†*	70,961	1,099,895

Energy-Alternate Sources — 0.1%
Pacific Ethanol, Inc.†#	48,830	299,328

Enterprise Software/Service — 1.2%
BlackBerry, Ltd.†#	276,871	1,625,233
Verint Systems, Inc.†	17,304	985,636

		2,610,869

Finance-Leasing Companies — 0.5%
Air Lease Corp.	26,837	981,429

Food-Baking — 1.1%
Hostess Brands, Inc.†	176,867	2,396,548

Food-Catering — 1.0%
Healthcare Services Group, Inc.	91,873	2,174,634

Food-Confectionery — 0.9%
Tootsie Roll Industries, Inc.#	21,806	675,332
Utz Brands, Inc.#	66,932	1,350,688

		2,026,020

Food-Misc./Diversified — 5.2%
J&J Snack Foods Corp.	41,186	5,988,033
Nomad Foods, Ltd.†	194,650	4,700,797
TreeHouse Foods, Inc.†	10,797	444,081

		11,132,911

Footwear & Related Apparel — 0.7%
Steven Madden, Ltd.	47,129	1,483,150

Housewares — 0.8%
Tupperware Brands Corp.†	51,219	1,723,519

209

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources — 1.2%
Korn Ferry	64,991	$2,602,240

Insurance-Life/Health — 0.8%
CNO Financial Group, Inc.	49,948	1,062,893
National Western Life Group, Inc., Class A	3,132	582,803

		1,645,696

Insurance-Property/Casualty — 4.2%
Enstar Group, Ltd.†	12,547	2,374,896
Hanover Insurance Group, Inc.	27,489	3,088,389
ProAssurance Corp.	67,587	1,075,309
Stewart Information Services Corp.	62,482	2,616,122

		9,154,716

Investment Companies — 1.2%
Apollo Investment Corp.#	90,839	985,603
New Mountain Finance Corp.#	135,861	1,628,974

		2,614,577

Investment Management/Advisor Services — 0.2%
Westwood Holdings Group, Inc.	28,461	339,255

Machinery-Electrical — 2.4%
Franklin Electric Co., Inc.	76,952	5,201,186

Machinery-Farming — 0.7%
Alamo Group, Inc.	11,705	1,588,603

Machinery-General Industrial — 1.3%
Crane Co.	11,222	780,266
Kadant, Inc.	15,929	2,037,478

		2,817,744

Machinery-Pumps — 2.3%
CSW Industrials, Inc.	41,619	4,465,303
NN, Inc.†	71,745	449,482

		4,914,785

Medical Instruments — 0.4%
Natus Medical, Inc.†	40,529	847,867

Medical-Drugs — 0.7%
Prestige Consumer Healthcare, Inc.†	44,767	1,592,362

Medical-Wholesale Drug Distribution — 0.7%
Owens & Minor, Inc.	28,944	745,597
Premier, Inc., Class A	21,743	770,137

		1,515,734

Metal Processors & Fabrication — 2.7%
Mayville Engineering Co., Inc.†	38,254	421,559
Mueller Industries, Inc.	168,185	5,509,741

		5,931,300

Networking Products — 0.4%
NETGEAR, Inc.†	29,725	945,552

Office Supplies & Forms — 0.5%
ACCO Brands Corp.	135,304	1,036,429

Oil & Gas Drilling — 0.4%
Patterson-UTI Energy, Inc.	197,331	850,497

Oil Companies-Exploration & Production — 1.4%
Berry Corp.	99,301	381,316
Denbury, Inc.†	20,568	461,957
Magnolia Oil & Gas Corp., Class A†#	126,247	789,044
Southwestern Energy Co.†	243,195	756,336
Whiting Petroleum Corp.†	28,451	644,131

		3,032,784

Security Description	Principal Amount	Value (Note 2)

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc†	11,287	$151,246

Paper & Related Products — 2.8%
Neenah, Inc.	77,708	3,769,615
Schweitzer-Mauduit International, Inc.	65,916	2,292,559

		6,062,174

Printing-Commercial — 1.0%
Deluxe Corp.	40,577	1,044,452
Ennis, Inc.	67,597	1,106,563

		2,151,015

Publishing-Books — 0.1%
Gannett Co, Inc.†#	44,835	127,331

Publishing-Newspapers — 0.1%
A.H. Belo Corp., Class A	128,280	193,703

Quarrying — 0.8%
Compass Minerals International, Inc.#	27,848	1,739,386

Real Estate Investment Trusts — 3.2%
Acadia Realty Trust	57,870	821,754
Apollo Commercial Real Estate Finance, Inc.	109,025	1,175,290
New York Mtg. Trust, Inc.	317,432	1,115,773
Two Harbors Investment Corp.	329,538	2,056,317
Washington Real Estate Investment Trust	77,561	1,800,191

		6,969,325

Recycling — 0.7%
Harsco Corp.†	84,090	1,425,325

Retail-Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.	39,627	712,890

Retail-Discount — 1.2%
BJ’s Wholesale Club Holdings, Inc.†	60,813	2,492,725

Retail-Office Supplies — 0.2%
ODP Corp.	13,938	399,602

Retail-Restaurants — 3.5%
Denny’s Corp.†	236,419	2,721,183
Dine Brands Global, Inc.#	41,398	2,606,832
Jack in the Box, Inc.	25,080	2,307,109

		7,635,124

Rubber/Plastic Products — 0.7%
Myers Industries, Inc.	88,076	1,496,411

Semiconductor Equipment — 0.8%
Brooks Automation, Inc.	22,858	1,668,405

Specified Purpose Acquisitions — 1.6%
Ajax I†	51,638	550,977
Pershing Square Tontine Holdings Ltd†	94,752	2,464,500
Pine Island Acquisition Corp.†	52,662	531,886

		3,547,363

Transport-Marine — 0.2%
Nordic American Tankers, Ltd.#	99,973	318,914

Transport-Truck — 0.6%
Werner Enterprises, Inc.	34,551	1,381,694

Wire & Cable Products — 0.6%
Belden, Inc.	30,907	1,189,301

X-Ray Equipment — 0.5%
Varex Imaging Corp.†	59,838	998,098

Total Common Stocks
(cost $201,033,083)		213,244,091

210

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

WARRANTS — 0.1%
Specified Purpose Acquisitions — 0.1%
Pershing Square Tontine Holdings, Ltd. Expires 07/24/2025† (cost $59,342)	10,450	$100,843

Total Long-Term Investment Securities
(cost $201,092,425)		213,344,934

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2) (cost $4,740,454)	4,740,454	4,740,454

TOTAL INVESTMENTS
(cost $205,832,879)(3)	101.0%	218,085,388
Liabilities in excess of other assets	(1.0)	(2,074,307)

NET ASSETS	100.0%	$216,011,081

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $1,099,895 representing 0.5% of net assets.

(1)

At November 30, 2020, the Fund had loaned securities with a total value of $5,570,242. This was secured by collateral of $4,740,454, which was received in cash and subsequently invested in short-term investments currently valued at $4,740,454 as reported in the Portfolio of Investments. Additional collateral of $1,211,636 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$14,080
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	37,809
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	1,296
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	11,898
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/31/2020 to 02/15/2050	1,146,553

(2)	The rate shown is the 7-day yield as of November 30, 2020.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:

Investments at Value:*

Common Stocks	$213,244,091	$—	$—	$213,244,091
Warrrants	100,843	—	—	100,843
Short-Term Investment Securities	4,740,454	—	—	4,740,454

Total Investments at Value	$218,085,388	$—	$—	$218,085,388

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

211

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	10.1%
Enterprise Software/Service	6.1
Semiconductor Equipment	5.7
Computer Software	5.5
Registered Investment Companies	3.7
Therapeutics	3.4
Medical Products	3.3
Applications Software	2.3
Electronic Components — Semiconductors	2.3
Internet Application Software	2.2
Distribution/Wholesale	2.1
Computer Data Security	2.1
Commercial Services — Finance	1.9
Diagnostic Equipment	1.9
Instruments — Scientific	1.9
Power Converter/Supply Equipment	1.8
Coatings/Paint	1.7
Aerospace/Defense — Equipment	1.7
Machine Tools & Related Products	1.6
Medical Instruments	1.5
Medical — HMO	1.4
Veterinary Diagnostics	1.4
Retail — Restaurants	1.4
E-Commerce/Products	1.4
Aerospace/Defense	1.4
Retail — Misc./Diversified	1.3
Electric Products — Misc.	1.3
Consulting Services	1.3
Machinery — General Industrial	1.3
Metal Processors & Fabrication	1.3
Apparel Manufacturers	1.2
Retail — Floor Coverings	1.2
Disposable Medical Products	1.1
Electronic Security Devices	1.1
Retail — Home Furnishings	1.1
Retail — Pet Food & Supplies	1.1
Electronic Measurement Instruments	1.0
Engineering/R&D Services	0.9
Healthcare Safety Devices	0.9
Energy — Alternate Sources	0.9
Recreational Vehicles	0.9
Insurance — Property/Casualty	0.9
Hotels/Motels	0.9
Building & Construction Products — Misc.	0.9
Machinery — Pumps	0.9
Multimedia	0.9
Chemicals — Specialty	0.8
Brewery	0.8
Garden Products	0.8
Transport — Truck	0.7
Office Supplies & Forms	0.7
Athletic Equipment	0.7
Building Products — Air & Heating	0.6
Computers — Other	0.6
Insurance Brokers	0.6
Racetracks	0.5
Retail — Discount	0.5
Building — Maintenance & Services	0.5
Food — Misc./Diversified	0.4
Medical — Outpatient/Home Medical	0.4
Finance — Investment Banker/Broker	0.4
Auto/Truck Parts & Equipment — Original	0.4
Retail — Automobile	0.3

101.9%

*	Calculated as a percentage of net assets

212

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Aerospace/Defense — 1.4%
Teledyne Technologies, Inc.†	5,944	$2,246,475

Aerospace/Defense - Equipment — 1.7%
Aerojet Rocketdyne Holdings, Inc.†	40,544	1,517,562
HEICO Corp., Class A	10,871	1,203,963

		2,721,525

Apparel Manufacturers — 1.2%
Deckers Outdoor Corp.†	7,901	2,011,516

Applications Software — 2.3%
Elastic NV†	19,501	2,414,224
JFrog, Ltd.†#	19,906	1,400,586

		3,814,810

Athletic Equipment — 0.7%
YETI Holdings, Inc.†	17,549	1,108,570

Auto/Truck Parts & Equipment - Original — 0.4%
Fox Factory Holding Corp.†	7,575	661,070

Brewery — 0.8%
Boston Beer Co., Inc., Class A†	1,380	1,284,559

Building & Construction Products - Misc. — 0.9%
AZEK Co., Inc.†	40,415	1,443,624

Building Products - Air & Heating — 0.6%
Lennox International, Inc.	3,625	1,043,384

Building - Maintenance & Services — 0.5%
Rollins, Inc.	13,060	746,771

Chemicals - Specialty — 0.8%
Ashland Global Holdings, Inc.	17,616	1,324,195

Coatings/Paint — 1.7%
RPM International, Inc.	32,548	2,864,550

Commercial Services - Finance — 1.9%
Avalara, Inc.†	18,649	3,202,966

Computer Data Security — 2.1%
Rapid7, Inc.†	24,584	1,842,325
Zscaler, Inc.†	10,098	1,572,763

		3,415,088

Computer Software — 5.5%
Bandwidth, Inc., Class A†	7,868	1,194,205
Cloudflare, Inc., Class A†	23,700	1,779,396
Dynatrace, Inc.†	59,976	2,280,288
MongoDB, Inc.†	7,253	2,083,859
nCino, Inc.†	9,708	791,105
Sumo Logic, Inc.†	34,702	909,192

		9,038,045

Computers - Other — 0.6%
Lumentum Holdings, Inc.†	11,793	1,018,679

Consulting Services — 1.3%
Booz Allen Hamilton Holding Corp.	23,991	2,082,179

Diagnostic Equipment — 1.9%
10X Genomics, Inc., Class A†	10,429	1,596,784
Repligen Corp.†	8,463	1,605,177

		3,201,961

Disposable Medical Products — 1.1%
Teleflex, Inc.	4,946	1,893,082

Distribution/Wholesale — 2.1%
Pool Corp.	5,400	1,868,994
SiteOne Landscape Supply, Inc.†#	11,372	1,570,473

		3,439,467

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 1.4%
Etsy, Inc.†	14,114	$2,268,120

Electric Products - Misc. — 1.3%
Novanta, Inc.†	17,467	2,095,691

Electronic Components - Semiconductors — 2.3%
Inphi Corp.†	7,598	1,178,678
Monolithic Power Systems, Inc.	8,102	2,592,316

		3,770,994

Electronic Measurement Instruments — 1.0%
Badger Meter, Inc.	19,448	1,603,293

Electronic Security Devices — 1.1%
Allegion PLC	16,597	1,892,722

Energy - Alternate Sources — 0.9%
Enphase Energy, Inc.†#	11,068	1,511,557

Engineering/R&D Services — 0.9%
Jacobs Engineering Group, Inc.	14,299	1,542,004

Enterprise Software/Service — 6.1%
Bill.com Holdings, Inc.†	10,606	1,301,462
Black Knight, Inc.†	20,641	1,891,129
Blackline, Inc.†	17,377	2,135,633
HubSpot, Inc.†	9,069	3,576,179
Vertex, Inc., Class A†	47,022	1,186,835

		10,091,238

Finance - Investment Banker/Broker — 0.4%
Tradeweb Markets, Inc.	11,083	661,101

Food - Misc./Diversified — 0.4%
Beyond Meat, Inc.†#	5,237	732,656

Garden Products — 0.8%
Scotts Miracle-Gro Co.	7,253	1,274,860

Healthcare Safety Devices — 0.9%
Tandem Diabetes Care, Inc.†	16,340	1,533,999

Hotels/Motels — 0.9%
Choice Hotels International, Inc.	14,726	1,467,446

Instruments - Scientific — 1.9%
PerkinElmer, Inc.	23,775	3,162,075

Insurance Brokers — 0.6%
Brown & Brown, Inc.	22,070	993,812

Insurance - Property/Casualty — 0.9%
Kinsale Capital Group, Inc.	6,226	1,495,236

Internet Application Software — 2.2%
Zendesk, Inc.†	27,305	3,645,218

Machine Tools & Related Products — 1.6%
Colfax Corp.†	74,765	2,697,521

Machinery - General Industrial — 1.3%
IDEX Corp.	10,736	2,073,658

Machinery - Pumps — 0.9%
Xylem, Inc.	14,697	1,410,471

Medical Instruments — 1.5%
Bio-Techne Corp.	8,069	2,447,408

Medical Products — 3.3%
Castle Biosciences, Inc.†	14,724	700,273
iRhythm Technologies, Inc.†	4,401	1,076,089
Nevro Corp.†	9,537	1,537,841
West Pharmaceutical Services, Inc.	7,903	2,174,590

		5,488,793

213

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 10.1%
Allogene Therapeutics, Inc.†	20,012	$621,373
Alnylam Pharmaceuticals, Inc.†	10,059	1,306,765
Arena Pharmaceuticals, Inc.†	12,512	824,165
Argenx SE ADR†	4,029	1,155,598
Atea Pharmaceuticals, Inc.†#	13,766	458,683
Beam Therapeutics, Inc.†#	36,521	1,826,050
Berkeley Lights, Inc.†	8,237	682,518
Exelixis, Inc.†	67,103	1,285,693
Guardant Health, Inc.†	27,513	3,332,375
Halozyme Therapeutics, Inc.†	52,270	2,043,757
Iovance Biotherapeutics, Inc.†	1,635	63,454
Relay Therapeutics, Inc.†	10,330	550,692
Ultragenyx Pharmaceutical, Inc.†	12,077	1,431,608
Y-mAbs Therapeutics, Inc.†	20,498	1,042,733

		16,625,464

Medical - HMO — 1.4%
Molina Healthcare, Inc.†	11,503	2,348,107

Medical - Outpatient/Home Medical — 0.4%
American Well Corp., Class A†	27,259	723,454

Metal Processors & Fabrication — 1.3%
RBC Bearings, Inc.†	12,191	2,058,328

Multimedia — 0.9%
FactSet Research Systems, Inc.	4,208	1,404,462

Office Supplies & Forms — 0.7%
Avery Dennison Corp.	7,769	1,160,222

Power Converter/Supply Equipment — 1.8%
Generac Holdings, Inc.†	14,081	3,035,864

Racetracks — 0.5%
Churchill Downs, Inc.	4,629	832,850

Recreational Vehicles — 0.9%
Brunswick Corp.	20,159	1,504,668

Retail - Automobile — 0.3%
Vroom, Inc.†	13,383	479,914

Retail - Discount — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.†	9,235	813,234

Retail - Floor Coverings — 1.2%
Floor & Decor Holdings, Inc., Class A†	24,167	1,935,535

Retail - Home Furnishings — 1.1%
RH†#	4,174	1,891,490

Retail - Misc./Diversified — 1.3%
Five Below, Inc.†	13,407	2,096,855

Retail - Pet Food & Supplies — 1.1%
Freshpet, Inc.†	13,246	1,813,113

Retail - Restaurants — 1.4%
Texas Roadhouse, Inc.	20,421	1,547,912
Wingstop, Inc.	5,724	728,722

		2,276,634

Semiconductor Equipment — 5.7%
Allegro MicroSystems, Inc.†	35,313	845,746
Brooks Automation, Inc.	11,286	823,765
Entegris, Inc.	31,848	2,949,762
MKS Instruments, Inc.	15,870	2,189,743
Teradyne, Inc.	22,790	2,514,648

		9,323,664

Therapeutics — 3.4%
Agios Pharmaceuticals, Inc.†	30,569	1,415,956

Security Description	Shares	Value (Note 2)

Therapeutics (continued)
Neurocrine Biosciences, Inc.†	22,422	$2,128,745
Sarepta Therapeutics, Inc.†	14,216	2,002,466

		5,547,167

Transport - Truck — 0.7%
XPO Logistics, Inc.†	10,900	1,162,812

Veterinary Diagnostics — 1.4%
Elanco Animal Health, Inc.†#	49,167	1,504,019
Neogen Corp.†	11,337	841,432

		2,345,451

Total Long-Term Investment Securities
(cost $117,473,226)		161,801,677

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(1)	3,896,032	3,896,032
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2)	2,143,280	2,143,280

Total Short-Term Investment Securities
(cost $6,039,312)		6,039,312

TOTAL INVESTMENTS
(cost $123,512,538)(3)	101.9%	167,840,989
Liabilities in excess of other assets	(1.9)	(3,131,895)

NET ASSETS	100.0%	$164,709,094

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2020.
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $8,408,474. This was secured by collateral of $2,143,280, which was received in cash and subsequently invested in short-term investments currently valued at $2,143,280 as reported in the Portfolio of Investments. Additional collateral of $6,536,541 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$375,508
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	1,008,393
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	34,561
United States Treasury Bills	0.00%	02/11/2021 to 07/15/2021	66,974
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 02/15/2050	5,051,105

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

214

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$161,801,677	$—	$—	$161,801,677
Short-Term Investment Securities	6,039,312	—	—	6,039,312

Total Investments at Value	$167,840,989	$—	$—	$167,840,989

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

215

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Computers	6.4%
Applications Software	6.0
E-Commerce/Products	4.6
Medical — Drugs	4.3
Electronic Components — Semiconductors	3.8
Web Portals/ISP	3.4
Internet Content — Entertainment	3.0
Diversified Banking Institutions	2.8
Finance — Credit Card	2.6
Electric — Integrated	2.5
Real Estate Investment Trusts	2.4
Commercial Services — Finance	2.0
Retail — Discount	1.8
Insurance — Property/Casualty	1.8
Medical — HMO	1.6
Cosmetics & Toiletries	1.6
Telephone — Integrated	1.5
Medical — Biomedical/Gene	1.5
Aerospace/Defense	1.4
Medical Products	1.4
Beverages — Non-alcoholic	1.4
Retail — Building Products	1.4
Diversified Manufacturing Operations	1.3
Retail — Restaurants	1.2
Enterprise Software/Service	1.2
Medical Instruments	1.1
Cable/Satellite TV	1.1
Computer Services	1.1
Oil Companies — Integrated	1.1
Diagnostic Equipment	1.1
Repurchase Agreements	1.0
Transport — Rail	0.9
Banks — Super Regional	0.9
Multimedia	0.9
Semiconductor Components — Integrated Circuits	0.8
Electronic Forms	0.8
Transport — Services	0.7
Data Processing/Management	0.7
Insurance — Multi-line	0.7
Semiconductor Equipment	0.7
Networking Products	0.6
Industrial Gases	0.6
Tobacco	0.6
Chemicals — Diversified	0.6
Investment Management/Advisor Services	0.6
Instruments — Controls	0.6
Athletic Footwear	0.6
Pharmacy Services	0.5
Computer Aided Design	0.5
Insurance Brokers	0.5
Banks — Commercial	0.5
Oil Companies — Exploration & Production	0.5
Finance — Other Services	0.5
Food — Misc./Diversified	0.4
Electronic Measurement Instruments	0.4
Entertainment Software	0.4
Food — Confectionery	0.4
E-Commerce/Services	0.3
Drug Delivery Systems	0.3
Distribution/Wholesale	0.3
Machinery — Construction & Mining	0.3
Insurance — Life/Health	0.3
Auto — Cars/Light Trucks	0.3
Medical Labs & Testing Services	0.3
Retail — Auto Parts	0.3
Machinery — Farming	0.3
Chemicals — Specialty	0.3
Airlines	0.3
Cellular Telecom	0.3

Oil Refining & Marketing	0.3
Electronic Connectors	0.3
Retail — Major Department Stores	0.3
Banks — Fiduciary	0.3
Consumer Products — Misc.	0.2
Electric Products — Misc.	0.2
Finance — Investment Banker/Broker	0.2
Building — Residential/Commercial	0.2
Medical — Wholesale Drug Distribution	0.2
Pipelines	0.2
Non-Hazardous Waste Disposal	0.2
Building Products — Air & Heating	0.2
Auto — Heavy Duty Trucks	0.2
Hotels/Motels	0.2
Electric — Distribution	0.2
Coatings/Paint	0.2
Oil — Field Services	0.2
U.S. Government Treasuries	0.2
Machinery — Pumps	0.2
Apparel Manufacturers	0.2
Machinery — General Industrial	0.2
Retail — Apparel/Shoe	0.2
Aerospace/Defense — Equipment	0.2
Medical — Hospitals	0.2
Containers — Paper/Plastic	0.2
Gold Mining	0.2
Commercial Services	0.2
Consulting Services	0.2
Dental Supplies & Equipment	0.2
Brewery	0.1
Auto/Truck Parts & Equipment — Original	0.1
Casino Hotels	0.1
Diagnostic Kits	0.1
Tools — Hand Held	0.1
Computers — Memory Devices	0.1
Food — Wholesale/Distribution	0.1
Building Products — Cement	0.1
Decision Support Software	0.1
Metal — Copper	0.1
Food — Meat Products	0.1
Computer Software	0.1
Cruise Lines	0.1
Containers — Metal/Glass	0.1
Transport — Truck	0.1
Respiratory Products	0.1
Industrial Automated/Robotic	0.1
Instruments — Scientific	0.1
Wireless Equipment	0.1
Agricultural Biotech	0.1
Telecom Equipment — Fiber Optics	0.1
Water	0.1
Agricultural Operations	0.1
Retail — Drug Store	0.1
Medical — Generic Drugs	0.1
Broadcast Services/Program	0.1
Food — Retail	0.1
Retail — Consumer Electronics	0.1
Office Automation & Equipment	0.1
Medical Information Systems	0.1
Advertising Agencies	0.1
Registered Investment Companies	0.1
Soap & Cleaning Preparation	0.1
Gas — Distribution	0.1
Real Estate Management/Services	0.1
Web Hosting/Design	0.1
Television	0.1
Paper & Related Products	0.1
E-Services/Consulting	0.1
Disposable Medical Products	0.1

216

VALIC Company I Stock Index Fund

PPORTFOLIO PROFILE — November 30, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Electronic Components — Misc.	0.1%
Computer Data Security	0.1
Finance — Consumer Loans	0.1
Retail — Gardening Products	0.1
Rental Auto/Equipment	0.1
Steel — Producers	0.1
Agricultural Chemicals	0.1
Retail — Perfume & Cosmetics	0.1
Retail — Automobile	0.1

100.0%

*	Calculated as a percentage of net assets

217

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	69,586	$1,550,376
Omnicom Group, Inc.	38,346	2,415,798

		3,966,174

Aerospace/Defense — 1.4%
Boeing Co.	94,688	19,951,709
General Dynamics Corp.	41,477	6,194,590
Lockheed Martin Corp.	43,901	16,023,865
Northrop Grumman Corp.	27,669	8,363,232
Raytheon Technologies Corp.	272,627	19,552,808
Teledyne Technologies, Inc.†	6,579	2,486,467
TransDigm Group, Inc.	9,674	5,603,084

		78,175,755

Aerospace/Defense - Equipment — 0.2%
Howmet Aerospace, Inc.	70,051	1,643,397
L3Harris Technologies, Inc.	38,582	7,407,358

		9,050,755

Agricultural Biotech — 0.1%
Corteva, Inc.	133,591	5,119,207

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	38,169	1,423,704
Mosaic Co.	61,564	1,351,945

		2,775,649

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	99,162	4,935,293

Airlines — 0.3%
Alaska Air Group, Inc.	22,065	1,124,653
American Airlines Group, Inc.#	97,629	1,379,498
Delta Air Lines, Inc.	113,833	4,581,778
Southwest Airlines Co.	105,269	4,878,166
United Airlines Holdings, Inc.†	51,929	2,339,401

		14,303,496

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	62,133	882,289
PVH Corp.	12,660	1,006,343
Ralph Lauren Corp.	8,595	737,021
Tapestry, Inc.	49,298	1,396,119
Under Armour, Inc., Class A†	33,646	557,514
Under Armour, Inc., Class C†	34,704	504,943
VF Corp.	57,021	4,755,552

		9,839,781

Appliances — 0.0%
Whirlpool Corp.	11,117	2,163,479

Applications Software — 6.0%
Intuit, Inc.	46,722	16,447,079
Microsoft Corp.	1,350,533	289,108,599
ServiceNow, Inc.†	34,229	18,297,112

		323,852,790

Athletic Footwear — 0.6%
NIKE, Inc., Class B	222,161	29,925,087

Auto - Cars/Light Trucks — 0.3%
Ford Motor Co.	697,344	6,331,884
General Motors Co.	224,748	9,852,952

		16,184,836

Auto - Heavy Duty Trucks — 0.2%
Cummins, Inc.	26,354	6,092,254

Security Description	Shares	Value (Note 2)

Auto - Heavy Duty Trucks (continued)
PACCAR, Inc.	61,774	$5,378,045

		11,470,299

Auto/Truck Parts & Equipment - Original — 0.1%
Aptiv PLC	48,189	5,720,034
BorgWarner, Inc.	43,624	1,694,793

		7,414,827

Banks - Commercial — 0.5%
Citizens Financial Group, Inc.	76,172	2,487,777
First Republic Bank	30,716	3,979,565
M&T Bank Corp.	22,893	2,666,806
Regions Financial Corp.	171,353	2,616,560
SVB Financial Group†	9,237	3,185,472
Truist Financial Corp.	240,496	11,163,824
Zions Bancorp NA	29,264	1,129,298

		27,229,302

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp.	145,445	5,689,808
Northern Trust Corp.	37,137	3,458,198
State Street Corp.	62,887	4,432,276

		13,580,282

Banks - Super Regional — 0.9%
Comerica, Inc.	24,813	1,220,800
Fifth Third Bancorp	127,107	3,220,891
Huntington Bancshares, Inc.	181,550	2,193,124
KeyCorp	174,178	2,692,792
PNC Financial Services Group, Inc.	75,757	10,459,769
US Bancorp	244,633	10,570,592
Wells Fargo & Co.	735,269	20,109,607

		50,467,575

Beverages - Non-alcoholic — 1.4%
Coca-Cola Co.	689,913	35,599,511
Monster Beverage Corp.†	65,884	5,585,645
PepsiCo, Inc.	247,103	35,639,666

		76,824,822

Beverages - Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	32,573	2,627,338

Brewery — 0.1%
Constellation Brands, Inc., Class A	29,985	6,172,112
Molson Coors Beverage Co., Class B	33,561	1,543,806

		7,715,918

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†#	28,591	769,384
Discovery, Inc., Class C†	55,244	1,326,961
Fox Corp., Class A	61,333	1,768,843
Fox Corp., Class B	27,955	793,363

		4,658,551

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	24,654	2,058,609

Building Products - Air & Heating — 0.2%
Carrier Global Corp.	145,302	5,531,647
Johnson Controls International PLC	132,784	6,113,376

		11,645,023

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	11,113	2,951,946
Vulcan Materials Co.	23,637	3,300,907

		6,252,853

218

VALIC Company I Stock Index Fund

PPORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Wood — 0.0%
Masco Corp.	46,673	$2,504,940

Building - Maintenance & Services — 0.0%
Rollins, Inc.	26,322	1,505,092

Building - Residential/Commercial — 0.2%
D.R. Horton, Inc.	59,065	4,400,342
Lennar Corp., Class A	49,009	3,717,823
NVR, Inc.†	621	2,482,249
PulteGroup, Inc.	47,859	2,088,088

		12,688,502

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	26,694	17,404,221
Comcast Corp., Class A	813,544	40,872,451
DISH Network Corp., Class A†	44,028	1,579,284

		59,855,956

Casino Hotels — 0.1%
Las Vegas Sands Corp.	58,613	3,265,330
MGM Resorts International	73,066	2,064,115
Wynn Resorts, Ltd.	17,322	1,740,861

		7,070,306

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	103,823	13,802,230

Chemicals - Diversified — 0.6%
Celanese Corp.	21,110	2,730,156
Dow, Inc.	132,261	7,011,156
DuPont de Nemours, Inc.	130,960	8,308,102
Eastman Chemical Co.	24,155	2,352,697
FMC Corp.	23,123	2,682,499
LyondellBasell Industries NV, Class A	45,875	3,903,963
PPG Industries, Inc.	42,113	6,180,925

		33,169,498

Chemicals - Specialty — 0.3%
Albemarle Corp.	18,981	2,580,847
Ecolab, Inc.	44,309	9,843,244
International Flavors & Fragrances, Inc.#	19,083	2,139,204

		14,563,295

Coatings/Paint — 0.2%
Sherwin-Williams Co.	14,624	10,933,341

Commercial Services — 0.2%
Cintas Corp.	15,515	5,512,479
Nielsen Holdings PLC	63,667	1,029,495
Quanta Services, Inc.	24,631	1,683,283

		8,225,257

Commercial Services - Finance — 2.0%
Automatic Data Processing, Inc.	76,732	13,342,160
Equifax, Inc.	21,675	3,617,557
FleetCor Technologies, Inc.†	15,000	3,978,150
Global Payments, Inc.	53,403	10,423,732
IHS Markit, Ltd.	66,566	6,620,654
MarketAxess Holdings, Inc.	6,777	3,654,023
Moody’s Corp.	28,808	8,133,651
PayPal Holdings, Inc.†	209,389	44,834,373
S&P Global, Inc.	43,009	15,129,706

		109,734,006

Computer Aided Design — 0.5%
ANSYS, Inc.†	15,310	5,175,699
Autodesk, Inc.†	39,133	10,966,240
Cadence Design Systems, Inc.†	49,754	5,786,390

Security Description	Shares	Value (Note 2)

Computer Aided Design (continued)
Synopsys, Inc.†	27,084	$6,161,610

		28,089,939

Computer Data Security — 0.1%
Fortinet, Inc.†	23,971	2,953,946

Computer Services — 1.1%
Accenture PLC, Class A	113,537	28,280,931
Cognizant Technology Solutions Corp., Class A	96,769	7,560,562
DXC Technology Co.	45,364	993,925
International Business Machines Corp.	158,934	19,631,528
Leidos Holdings, Inc.	23,854	2,402,098

		58,869,044

Computer Software — 0.1%
Akamai Technologies, Inc.†	29,037	3,005,620
Citrix Systems, Inc.	22,046	2,731,940

		5,737,560

Computers — 6.4%
Apple, Inc.	2,869,013	341,555,997
Hewlett Packard Enterprise Co.	229,570	2,534,453
HP, Inc.	245,116	5,375,394

		349,465,844

Computers - Memory Devices — 0.1%
NetApp, Inc.	39,619	2,112,089
Seagate Technology PLC	39,830	2,342,402
Western Digital Corp.	53,989	2,423,027

		6,877,518

Consulting Services — 0.2%
Gartner, Inc.†	15,925	2,420,600
Verisk Analytics, Inc.	28,980	5,747,024

		8,167,624

Consumer Products - Misc. — 0.2%
Clorox Co.	22,524	4,571,471
Kimberly-Clark Corp.	60,864	8,478,964

		13,050,435

Containers - Metal/Glass — 0.1%
Ball Corp.	58,280	5,595,463

Containers - Paper/Plastic — 0.2%
Amcor PLC	279,913	3,171,414
Packaging Corp. of America	16,924	2,200,120
Sealed Air Corp.	27,782	1,251,857
WestRock Co.	46,335	1,955,801

		8,579,192

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	153,013	13,104,033
Estee Lauder Cos., Inc., Class A	40,255	9,875,357
Procter & Gamble Co.	444,301	61,700,080

		84,679,470

Cruise Lines — 0.1%
Carnival Corp.	92,423	1,846,611
Norwegian Cruise Line Holdings, Ltd.†	56,325	1,288,153
Royal Caribbean Cruises, Ltd.	31,797	2,505,922

		5,640,686

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	20,552	3,018,678
Fidelity National Information Services, Inc.	110,575	16,410,436
Fiserv, Inc.†	99,191	11,424,819

219

VALIC Company I Stock Index Fund

PPORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management (continued)
Jack Henry & Associates, Inc.	13,678	$2,200,243
Paychex, Inc.	57,175	5,325,851

		38,380,027

Decision Support Software — 0.1%
MSCI, Inc.	14,926	6,111,003

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	12,795	6,158,105
DENTSPLY SIRONA, Inc.	38,993	1,984,354

		8,142,459

Diagnostic Equipment — 1.1%
Danaher Corp.	112,676	25,310,410
Thermo Fisher Scientific, Inc.	70,597	32,826,193

		58,136,603

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	15,179	6,997,215

Dialysis Centers — 0.0%
DaVita, Inc.†	13,428	1,475,066

Disposable Medical Products — 0.1%
Teleflex, Inc.	8,301	3,177,208

Distribution/Wholesale — 0.3%
Copart, Inc.†	36,871	4,256,757
Fastenal Co.	102,370	5,062,197
LKQ Corp.†	49,960	1,759,591
Pool Corp.	7,152	2,475,379
WW Grainger, Inc.	8,031	3,359,367

		16,913,291

Diversified Banking Institutions — 2.8%
Bank of America Corp.	1,360,662	38,316,242
Citigroup, Inc.	371,532	20,460,267
Goldman Sachs Group, Inc.	61,404	14,158,534
JPMorgan Chase & Co.	543,880	64,112,575
Morgan Stanley	255,018	15,767,763

		152,815,381

Diversified Manufacturing Operations — 1.3%
3M Co.	102,797	17,756,126
A.O. Smith Corp.	24,159	1,360,393
Eaton Corp. PLC	71,402	8,647,496
General Electric Co.	1,562,124	15,902,422
Illinois Tool Works, Inc.	51,345	10,838,416
Parker-Hannifin Corp.	22,943	6,131,746
Textron, Inc.	40,695	1,835,345
Trane Technologies PLC	42,715	6,246,642

		68,718,586

Drug Delivery Systems — 0.3%
Becton Dickinson and Co.	51,730	12,148,273
DexCom, Inc.†	17,086	5,462,053

		17,610,326

E-Commerce/Products — 4.6%
Amazon.com, Inc.†	75,981	240,710,847
eBay, Inc.	118,657	5,983,873
Etsy, Inc.†	21,295	3,422,106

		250,116,826

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	7,308	14,823,913
Cars.com, Inc.†	1	11
Expedia Group, Inc.	24,218	3,014,899

		17,838,823

Security Description	Shares	Value (Note 2)

E-Services/Consulting — 0.1%
CDW Corp.	25,461	$3,322,406

Electric Products - Misc. — 0.2%
AMETEK, Inc.	40,980	4,857,359
Emerson Electric Co.	106,647	8,192,623

		13,049,982

Electric - Distribution — 0.2%
Consolidated Edison, Inc.	59,695	4,551,744
Sempra Energy	51,622	6,580,772

		11,132,516

Electric - Integrated — 2.5%
AES Corp.	118,700	2,426,228
Alliant Energy Corp.	44,552	2,343,435
Ameren Corp.	44,094	3,429,631
American Electric Power Co., Inc.	88,544	7,516,500
CenterPoint Energy, Inc.	97,229	2,254,741
CMS Energy Corp.	51,090	3,144,079
Dominion Energy, Inc.	149,932	11,768,163
DTE Energy Co.	34,381	4,325,474
Duke Energy Corp.	131,246	12,161,254
Edison International	67,498	4,141,677
Entergy Corp.	35,730	3,889,210
Evergy, Inc.	40,480	2,242,997
Eversource Energy	61,153	5,351,499
Exelon Corp.	173,911	7,142,525
FirstEnergy Corp.	96,746	2,569,574
NextEra Energy, Inc.	349,532	25,722,060
Pinnacle West Capital Corp.	20,087	1,644,121
PPL Corp.	137,198	3,899,167
Public Service Enterprise Group, Inc.	90,258	5,260,236
Southern Co.	188,479	11,280,468
WEC Energy Group, Inc.	56,293	5,345,020
Xcel Energy, Inc.	93,753	6,315,202

		134,173,261

Electronic Components - Misc. — 0.1%
Garmin, Ltd.	26,620	3,108,151

Electronic Components - Semiconductors — 3.8%
Advanced Micro Devices, Inc.†	209,524	19,414,494
Broadcom, Inc.	71,774	28,823,003
Intel Corp.	758,996	36,697,457
IPG Photonics Corp.†	6,368	1,318,240
Microchip Technology, Inc.	45,053	6,054,673
Micron Technology, Inc.†	198,270	12,707,124
NVIDIA Corp.	110,111	59,026,103
Qorvo, Inc.†	20,387	3,194,235
Skyworks Solutions, Inc.	29,809	4,208,136
Texas Instruments, Inc.	163,461	26,358,086
Xilinx, Inc.	43,601	6,346,125

		204,147,676

Electronic Connectors — 0.3%
Amphenol Corp., Class A	53,249	6,965,502
TE Connectivity, Ltd.	58,899	6,712,719

		13,678,221

Electronic Forms — 0.8%
Adobe, Inc.†	85,602	40,957,989

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	55,021	6,431,955
FLIR Systems, Inc.	23,400	894,816
Fortive Corp.	60,154	4,218,600
Keysight Technologies, Inc.†	33,397	4,008,976

220

VALIC Company I Stock Index Fund

PPORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
Roper Technologies, Inc.	18,687	$7,979,349
Vontier Corp.†	24,061	798,103

		24,331,799

Electronic Security Devices — 0.0%
Allegion PLC	16,460	1,877,098

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	23,237	2,505,878

Enterprise Software/Service — 1.2%
Oracle Corp.	345,014	19,914,208
Paycom Software, Inc.†	8,738	3,644,445
salesforce.com, Inc.†	162,400	39,917,920
Tyler Technologies, Inc.†	7,181	3,070,596

		66,547,169

Entertainment Software — 0.4%
Activision Blizzard, Inc.	137,749	10,948,290
Electronic Arts, Inc.	51,539	6,584,107
Take-Two Interactive Software, Inc.†	20,405	3,683,307

		21,215,704

Finance - Consumer Loans — 0.1%
Synchrony Financial	96,885	2,952,086

Finance - Credit Card — 2.6%
American Express Co.	116,389	13,802,572
Capital One Financial Corp.	81,492	6,978,975
Discover Financial Services	54,684	4,165,280
Mastercard, Inc., Class A	157,645	53,049,119
Visa, Inc., Class A	300,887	63,291,580
Western Union Co.	73,348	1,654,731

		142,942,257

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	264,325	12,893,774

Finance - Other Services — 0.5%
Cboe Global Markets, Inc.	19,409	1,772,430
CME Group, Inc.	64,001	11,202,095
Intercontinental Exchange, Inc.	100,161	10,567,987
Nasdaq, Inc.	20,520	2,626,355

		26,168,867

Food - Confectionery — 0.4%
Hershey Co.	26,307	3,890,542
J.M. Smucker Co.	20,358	2,385,958
Mondelez International, Inc., Class A	254,903	14,644,177

		20,920,677

Food - Meat Products — 0.1%
Hormel Foods Corp.#	50,076	2,362,586
Tyson Foods, Inc., Class A	52,512	3,423,782

		5,786,368

Food - Misc./Diversified — 0.4%
Campbell Soup Co.	36,129	1,807,173
Conagra Brands, Inc.	87,175	3,187,118
General Mills, Inc.	109,025	6,630,900
Kellogg Co.	45,286	2,894,228
Kraft Heinz Co.	115,637	3,809,083
Lamb Weston Holdings, Inc.	25,933	1,877,030
McCormick & Co., Inc.	22,119	4,135,811

		24,341,343

Food - Retail — 0.1%
Kroger Co.	138,830	4,581,390

Security Description	Shares	Value (Note 2)

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	90,754	$6,469,853

Gas - Distribution — 0.1%
Atmos Energy Corp.	22,014	2,110,922
NiSource, Inc.	68,355	1,654,191

		3,765,113

Gold Mining — 0.2%
Newmont Corp.	143,317	8,429,906

Home Decoration Products — 0.0%
Newell Brands, Inc.	67,392	1,432,754

Home Furnishings — 0.0%
Leggett & Platt, Inc.	23,627	1,018,324

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	49,489	5,128,545
Marriott International, Inc., Class A	47,460	6,021,250

		11,149,795

Human Resources — 0.0%
Robert Half International, Inc.	20,458	1,312,994

Independent Power Producers — 0.0%
NRG Energy, Inc.	43,569	1,426,885

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	20,696	5,289,070

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	39,421	11,043,399
Linde PLC	93,756	24,040,913

		35,084,312

Instruments - Controls — 0.6%
Honeywell International, Inc.	125,241	25,539,145
Mettler-Toledo International, Inc.†	4,278	4,919,871

		30,459,016

Instruments - Scientific — 0.1%
PerkinElmer, Inc.	19,955	2,654,015
Waters Corp.†	11,051	2,563,943

		5,217,958

Insurance Brokers — 0.5%
Aon PLC, Class A	41,341	8,470,358
Arthur J. Gallagher & Co.	34,175	3,944,137
Marsh & McLennan Cos., Inc.	90,396	10,362,997
Willis Towers Watson PLC	22,996	4,787,537

		27,565,029

Insurance - Life/Health — 0.3%
Aflac, Inc.	118,321	5,197,842
Globe Life, Inc.	17,488	1,628,133
Lincoln National Corp.	32,418	1,530,778
Principal Financial Group, Inc.	45,562	2,268,532
Prudential Financial, Inc.	70,492	5,330,605
Unum Group	36,327	807,549

		16,763,439

Insurance - Multi-line — 0.7%
Allstate Corp.	55,736	5,704,580
American International Group, Inc.(1)	153,733	5,909,497
Chubb, Ltd.	80,551	11,907,854
Cincinnati Financial Corp.	26,697	2,038,316
Hartford Financial Services Group, Inc.	63,924	2,825,441
Loews Corp.	42,541	1,782,893
MetLife, Inc.	137,685	6,356,916

		36,525,497

221

VALIC Company I Stock Index Fund

PPORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty — 1.8%
Assurant, Inc.	10,645	$1,374,482
Berkshire Hathaway, Inc., Class B†	353,749	80,976,684
Progressive Corp.	104,471	9,100,469
Travelers Cos., Inc.	45,185	5,858,235
WR Berkley Corp.	25,096	1,634,503

		98,944,373

Insurance - Reinsurance — 0.0%
Everest Re Group, Ltd.	7,133	1,621,545

Internet Content - Entertainment — 3.0%
Facebook, Inc., Class A†	429,071	118,839,795
Netflix, Inc.†	78,704	38,620,053
Twitter, Inc.†	141,154	6,565,072

		164,024,920

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	10,917	1,777,397

Internet Security — 0.0%
NortonLifeLock, Inc.	105,471	1,922,736

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	21,463	3,975,806
BlackRock, Inc.	25,308	17,673,842
Franklin Resources, Inc.	47,737	1,049,737
Invesco, Ltd.	67,194	1,090,558
Raymond James Financial, Inc.	21,785	1,981,346
T. Rowe Price Group, Inc.	40,508	5,809,252

		31,580,541

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	96,638	16,775,390

Machinery - Farming — 0.3%
Deere & Co.	55,925	14,631,099

Machinery - General Industrial — 0.2%
IDEX Corp.	13,476	2,602,890
Otis Worldwide Corp.	72,651	4,863,258
Westinghouse Air Brake Technologies Corp.	31,924	2,340,029

		9,806,177

Machinery - Pumps — 0.2%
Dover Corp.	25,693	3,135,317
Flowserve Corp.	23,229	791,644
Ingersoll Rand, Inc.†	66,242	2,932,533
Xylem, Inc.	32,116	3,082,173

		9,941,667

Medical Information Systems — 0.1%
Cerner Corp.	54,499	4,078,705

Medical Instruments — 1.1%
Boston Scientific Corp.†	255,320	8,463,858
Edwards Lifesciences Corp.†	110,957	9,308,183
Intuitive Surgical, Inc.†	20,885	15,163,554
Medtronic PLC	239,890	27,275,493

		60,211,088

Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	29,292	2,816,133
IQVIA Holdings, Inc.†	34,134	5,768,305
Laboratory Corp. of America Holdings†	17,382	3,473,619
Quest Diagnostics, Inc.	23,968	2,971,552

		15,029,609

Medical Products — 1.4%
Abbott Laboratories	315,971	34,194,382

Security Description	Shares	Value (Note 2)

Medical Products (continued)
ABIOMED, Inc.†	8,039	$2,203,490
Baxter International, Inc.	90,343	6,872,392
Cooper Cos., Inc.	8,768	2,939,209
Hologic, Inc.†	46,219	3,195,119
STERIS PLC	15,179	2,941,842
Stryker Corp.	58,317	13,611,188
Varian Medical Systems, Inc.†	16,263	2,829,437
West Pharmaceutical Services, Inc.	13,178	3,626,058
Zimmer Biomet Holdings, Inc.	36,950	5,509,984

		77,923,101

Medical - Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	39,114	4,776,211
Amgen, Inc.	104,524	23,208,509
Bio-Rad Laboratories, Inc., Class A†	3,817	2,055,455
Biogen, Inc.†	28,253	6,785,523
Gilead Sciences, Inc.	223,741	13,574,366
Illumina, Inc.†	26,055	8,392,055
Incyte Corp.†	33,175	2,804,614
Regeneron Pharmaceuticals, Inc.†	18,657	9,627,572
Vertex Pharmaceuticals, Inc.†	46,483	10,586,503

		81,810,808

Medical - Drugs — 4.3%
AbbVie, Inc.	314,954	32,937,889
Bristol-Myers Squibb Co.	402,240	25,099,776
Eli Lilly & Co.	141,675	20,634,964
Johnson & Johnson	469,857	67,978,911
Merck & Co., Inc.	451,372	36,285,795
Pfizer, Inc.	991,688	37,991,567
Zoetis, Inc.	84,795	13,599,422

		234,528,324

Medical - Generic Drugs — 0.1%
Perrigo Co. PLC	24,356	1,174,446
Viatris, Inc.†	215,302	3,621,380

		4,795,826

Medical - HMO — 1.6%
Anthem, Inc.	44,884	13,982,264
Centene Corp.†	103,413	6,375,411
Humana, Inc.	23,609	9,455,877
UnitedHealth Group, Inc.	169,598	57,042,591

		86,856,143

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.	47,054	7,063,276
Universal Health Services, Inc., Class B	13,866	1,810,622

		8,873,898

Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	26,231	2,704,678
Cardinal Health, Inc.	52,190	2,849,052
Henry Schein, Inc.†	25,479	1,638,555
McKesson Corp.	28,945	5,207,495

		12,399,780

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	259,165	6,061,869

Multimedia — 0.9%
Walt Disney Co.	322,491	47,731,893

Networking Products — 0.6%
Arista Networks, Inc.†	9,769	2,644,468
Cisco Systems, Inc.	755,503	32,501,739

		35,146,207

222

VALIC Company I Stock Index Fund

PPORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	37,514	$3,628,354
Waste Management, Inc.	69,362	8,263,095

		11,891,449

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	31,932	698,991
Zebra Technologies Corp., Class A†	9,519	3,602,180

		4,301,171

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	14,895	2,224,419

Oil Companies - Exploration & Production — 0.5%
Apache Corp.	67,362	868,296
Cabot Oil & Gas Corp.	71,131	1,246,215
Concho Resources, Inc.	35,105	2,017,836
ConocoPhillips	191,412	7,572,259
Devon Energy Corp.	68,315	955,727
Diamondback Energy, Inc.	28,165	1,125,473
EOG Resources, Inc.	103,908	4,871,207
Hess Corp.	48,784	2,301,629
Marathon Oil Corp.	140,884	834,033
Occidental Petroleum Corp.	149,395	2,354,465
Pioneer Natural Resources Co.	29,317	2,948,704

		27,095,844

Oil Companies - Integrated — 1.1%
Chevron Corp.	343,546	29,950,340
Exxon Mobil Corp.	754,576	28,771,983

		58,722,323

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	69,294	849,544

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	26,600	622,174
Marathon Petroleum Corp.	116,124	4,514,901
Phillips 66	77,934	4,721,242
Valero Energy Corp.	72,769	3,912,789

		13,771,106

Oil - Field Services — 0.2%
Baker Hughes Co.	117,129	2,192,655
Halliburton Co.	156,773	2,600,864
Schlumberger, Ltd.	247,723	5,150,161
TechnipFMC PLC	75,377	626,383

		10,570,063

Paper & Related Products — 0.1%
International Paper Co.	70,152	3,471,121

Pharmacy Services — 0.5%
Cigna Corp.	65,531	13,705,153
CVS Health Corp.	233,553	15,832,558

		29,537,711

Pipelines — 0.2%
Kinder Morgan, Inc.	347,400	4,995,612
ONEOK, Inc.	79,273	2,843,522
Williams Cos., Inc.	216,573	4,543,702

		12,382,836

Publishing - Newspapers — 0.0%
News Corp., Class A	69,420	1,225,263
News Corp., Class B	21,732	387,047

		1,612,310

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	20,931	$3,427,033
American Tower Corp.	79,160	18,301,792
Apartment Investment & Management Co., Class A	33,598	1,019,699
AvalonBay Communities, Inc.	25,117	4,184,241
Boston Properties, Inc.	25,275	2,480,994
Crown Castle International Corp.	74,895	12,550,155
Digital Realty Trust, Inc.	48,005	6,468,674
Duke Realty Corp.	66,131	2,516,946
Equinix, Inc.	15,804	11,027,873
Equity Residential	61,111	3,539,549
Essex Property Trust, Inc.	11,637	2,861,306
Extra Space Storage, Inc.	23,034	2,596,623
Federal Realty Investment Trust	12,284	1,071,410
Healthpeak Properties, Inc.	96,069	2,772,551
Host Hotels & Resorts, Inc.	125,862	1,765,844
Iron Mountain, Inc.#	51,423	1,414,132
Kimco Realty Corp.	77,185	1,114,551
Mid-America Apartment Communities, Inc.	20,410	2,574,926
Prologis, Inc.	131,842	13,190,792
Public Storage	27,140	6,091,844
Realty Income Corp.	61,576	3,692,713
Regency Centers Corp.	28,153	1,283,214
SBA Communications Corp.	19,977	5,736,995
Simon Property Group, Inc.	58,042	4,792,528
SL Green Realty Corp.	13,072	756,869
UDR, Inc.	52,658	2,025,753
Ventas, Inc.	66,582	3,189,944
Vornado Realty Trust	27,973	1,088,429
Welltower, Inc.	74,472	4,690,247
Weyerhaeuser Co.	133,180	3,867,547

		132,095,174

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	59,834	3,658,251

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	12,863	2,919,644

Respiratory Products — 0.1%
ResMed, Inc.	25,859	5,420,046

Retail - Apparel/Shoe — 0.2%
Gap, Inc.	36,670	768,603
L Brands, Inc.	41,658	1,616,747
Ross Stores, Inc.	63,518	6,829,456

		9,214,806

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	12,339	1,822,470
AutoZone, Inc.†	4,169	4,742,863
Genuine Parts Co.	25,746	2,532,634
O’Reilly Automotive, Inc.†	13,218	5,848,172

		14,946,139

Retail - Automobile — 0.1%
CarMax, Inc.†	29,103	2,720,548

Retail - Building Products — 1.4%
Home Depot, Inc.	192,106	53,292,126
Lowe’s Cos., Inc.	134,870	21,015,443

		74,307,569

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	41,110	4,472,768

Retail - Discount — 1.8%
Costco Wholesale Corp.	78,795	30,869,517
Dollar General Corp.	44,443	9,714,351

223

VALIC Company I Stock Index Fund

PPORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount (continued)
Dollar Tree, Inc.†	42,350	$4,626,314
Target Corp.	89,341	16,039,390
Walmart, Inc.	247,801	37,861,515

		99,111,087

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	128,354	4,878,736

Retail - Gardening Products — 0.1%
Tractor Supply Co.	20,741	2,920,540

Retail - Jewelry — 0.0%
Tiffany & Co.	19,277	2,534,540

Retail - Major Department Stores — 0.3%
TJX Cos., Inc.	213,986	13,590,251

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	10,051	2,768,045

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	4,991	6,435,545
Darden Restaurants, Inc.	23,214	2,506,648
Domino’s Pizza, Inc.	7,022	2,756,627
McDonald’s Corp.	132,794	28,874,727
Starbucks Corp.	208,621	20,449,031
Yum! Brands, Inc.	53,788	5,690,770

		66,713,348

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	75,806	939,994

Semiconductor Components - Integrated Circuits — 0.8%
Analog Devices, Inc.	65,952	9,172,604
Maxim Integrated Products, Inc.	47,645	3,956,441
QUALCOMM, Inc.	201,352	29,632,974

		42,762,019

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	162,986	13,443,085
KLA Corp.	27,744	6,990,656
Lam Research Corp.	25,988	11,763,728
Teradyne, Inc.	29,630	3,269,374

		35,466,843

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	7,226	1,157,533

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	44,136	3,873,817

Steel - Producers — 0.1%
Nucor Corp.	53,877	2,893,195

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	135,800	5,081,636

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	59,205	1,288,893

Telephone - Integrated — 1.5%
AT&T, Inc.	1,271,537	36,556,689
CenturyLink, Inc.	176,281	1,842,136
Verizon Communications, Inc.	738,483	44,611,758

		83,010,583

Television — 0.1%
ViacomCBS, Inc., Class B#	100,611	3,549,556

Textile - Home Furnishings — 0.0%
Mohawk Industries, Inc.†	10,673	1,342,985

Security Description	Shares/ Principal Amount	Value (Note 2)

Theaters — 0.0%
Live Nation Entertainment, Inc.†	25,364	$1,665,147

Tobacco — 0.6%
Altria Group, Inc.	331,652	13,209,699
Philip Morris International, Inc.	277,916	21,052,137

		34,261,836

Tools - Hand Held — 0.1%
Snap-on, Inc.	9,720	1,709,262
Stanley Black & Decker, Inc.	28,497	5,252,282

		6,961,544

Toys — 0.0%
Hasbro, Inc.	22,742	2,115,688

Transport - Rail — 0.9%
CSX Corp.	136,532	12,294,707
Kansas City Southern	16,838	3,134,730
Norfolk Southern Corp.	45,527	10,790,809
Union Pacific Corp.	121,147	24,723,680

		50,943,926

Transport - Services — 0.7%
C.H. Robinson Worldwide, Inc.	24,061	2,261,012
Expeditors International of Washington, Inc.	29,921	2,674,040
FedEx Corp.	43,016	12,327,525
United Parcel Service, Inc., Class B	126,187	21,586,810

		38,849,387

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc.	14,875	2,012,290
Old Dominion Freight Line, Inc.	17,170	3,491,691

		5,503,981

Water — 0.1%
American Water Works Co., Inc.	32,338	4,960,002

Water Treatment Systems — 0.0%
Pentair PLC	29,608	1,534,287

Web Hosting/Design — 0.1%
VeriSign, Inc.†	18,037	3,620,387

Web Portals/ISP — 3.4%
Alphabet, Inc., Class A†	53,622	94,074,437
Alphabet, Inc., Class C†	52,395	92,253,972

		186,328,409

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	30,300	5,197,359

Total Long-Term Investment Securities
(cost $2,109,159,446)		5,361,457,708

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(2)(3)	3,895,738	3,895,738

U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.12% due 10/07/2021(4)	$1,700,000	1,698,481
0.15% due 06/17/2021(4)	5,000,000	4,997,731
0.16% due 04/22/2021(4)	3,700,000	3,698,669

		10,394,881

Total Short-Term Investment Securities
(cost $14,287,620)		14,290,619

224

VALIC Company I Stock Index Fund

PPORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $56,735,000 and collateralized by $58,098,700 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $57,869,701 (cost $56,735,000)	$56,735,000	$56,735,000

TOTAL INVESTMENTS
(cost $2,180,182,066)(5)	100.0%	5,432,483,327
Other assets less liabilities	0.0	1,573,939

NET ASSETS	100.0%	$5,434,057,266

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The rate shown is the 7-day yield as of November 30, 2020.
(3)

At November 30, 2020, the Fund had loaned securities with a total value of $11,235,575. This was secured by collateral of $3,895,738 which was received in cash and subsequently invested in short-term investments currently valued at $3,895,738 as reported in the Portfolio of Investments. Additional collateral of $7,651,151 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$913,642
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	2,453,504
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	84,089
United States Treasury Bills	0.00%	07/15/2021	93,987
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/31/2020 to 11/15/2049	4,105,929

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
419	Long	S&P 500 E-Mini Index	December 2020	$72,136,869	$75,906,040	$3,769,171

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$5,361,457,708	$—	$—	$5,361,457,708
Short-Term Investment Securities:
Registered Investment Companies	3,895,738	—	—	3,895,738
U.S. Government Treasuries	—	10,394,881	—	10,394,881
Repurchase Agreements	—	56,735,000	—	56,735,000

Total Investments at Value	$5,365,353,446	$67,129,881	$—	$5,432,483,327

Other Financial Instruments:†

Futures Contracts	$3,769,171	$—	$—	$3,769,171

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

225

VALIC Company I Systematic Core Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Applications Software	5.2%
Computers	5.1
E-Commerce/Products	3.7
Medical — Drugs	3.6
Electronic Components — Semiconductors	3.4
Exchange — Traded Funds	3.2
Web Portals/ISP	2.6
Internet Content — Entertainment	2.3
Enterprise Software/Service	2.0
Real Estate Investment Trusts	2.0
Finance — Credit Card	2.0
Medical — Biomedical/Gene	1.9
Commercial Services — Finance	1.8
Computer Services	1.8
Retail — Discount	1.7
Electric — Integrated	1.5
Medical Products	1.4
Diversified Banking Institutions	1.4
Medical — HMO	1.4
Insurance — Property/Casualty	1.4
Cosmetics & Toiletries	1.3
Telephone — Integrated	1.2
Distribution/Wholesale	1.1
Retail — Building Products	1.1
Apparel Manufacturers	1.0
Beverages — Non-alcoholic	1.0
Cable/Satellite TV	0.9
Diversified Manufacturing Operations	0.8
Semiconductor Components — Integrated Circuits	0.8
Semiconductor Equipment	0.8
Retail — Apparel/Shoe	0.8
Medical Instruments	0.8
Data Processing/Management	0.8
Food — Misc./Diversified	0.8
Computer Software	0.7
Computer Aided Design	0.7
Retail — Restaurants	0.7
Diagnostic Equipment	0.7
Investment Management/Advisor Services	0.6
E-Commerce/Services	0.6
Auto — Cars/Light Trucks	0.6
Electronic Forms	0.6
Pharmacy Services	0.6
Medical — Wholesale Drug Distribution	0.6
Medical Labs & Testing Services	0.6
Insurance Brokers	0.5
Commercial Services	0.4
Electronic Parts Distribution	0.4
Aerospace/Defense	0.4
Networking Products	0.4
Athletic Footwear	0.4
Registered Investment Companies	0.4
Consumer Products — Misc.	0.4
Retail — Automobile	0.4
Tobacco	0.4
Finance — Investment Banker/Broker	0.4
Electronic Measurement Instruments	0.4
Entertainment Software	0.4
Retail — Auto Parts	0.4
Multimedia	0.4
Broadcast Services/Program	0.4
Independent Power Producers	0.4
Food — Wholesale/Distribution	0.4
Transport — Services	0.4
Building — Residential/Commercial	0.4
Food — Retail	0.4
Retail — Catalog Shopping	0.4
Insurance — Life/Health	0.3
Food — Confectionery	0.3

Transport — Truck	0.3
Diagnostic Kits	0.3
Retail — Major Department Stores	0.3
Machinery — Farming	0.3
Chemicals — Diversified	0.3
Finance — Other Services	0.3
Airlines	0.3
Medical — Generic Drugs	0.3
Retail — Regional Department Stores	0.3
Building Products — Air & Heating	0.3
Oil Companies — Integrated	0.3
Instruments — Controls	0.3
Banks — Commercial	0.3
Human Resources	0.3
Brewery	0.3
Motion Pictures & Services	0.3
Transport — Rail	0.3
Finance — Consumer Loans	0.3
Industrial Gases	0.3
Dental Supplies & Equipment	0.3
Coatings/Paint	0.3
Steel — Producers	0.3
Consulting Services	0.3
Schools	0.3
Machinery — General Industrial	0.3
Banks — Super Regional	0.3
Chemicals — Specialty	0.2
Medical — Hospitals	0.2
Wireless Equipment	0.2
Internet Application Software	0.2
Publishing — Newspapers	0.2
Containers — Paper/Plastic	0.2
Building & Construction Products — Misc.	0.2
Gas — Distribution	0.2
Radio	0.2
Machinery — Pumps	0.2
Internet Security	0.2
Real Estate Management/Services	0.2
Communications Software	0.2
Electronic Components — Misc.	0.2
Insurance — Multi-line	0.2
Engineering/R&D Services	0.2
Drug Delivery Systems	0.2
Finance — Auto Loans	0.2
Computer Data Security	0.2
Advertising Agencies	0.2
Instruments — Scientific	0.2
Retail — Consumer Electronics	0.2
Multilevel Direct Selling	0.2
Retail — Drug Store	0.2
Building — Maintenance & Services	0.2
Beverages — Wine/Spirits	0.2
Insurance — Reinsurance	0.2
Machinery — Electrical	0.2
Medical — Outpatient/Home Medical	0.2
Electric Products — Misc.	0.2
Web Hosting/Design	0.2
Computers — Memory Devices	0.2
Television	0.1
Dialysis Centers	0.1
Medical Information Systems	0.1
Food — Meat Products	0.1
Non — Hazardous Waste Disposal	0.1
Vitamins & Nutrition Products	0.1
Auto/Truck Parts & Equipment — Original	0.1
Containers — Metal/Glass	0.1
Cellular Telecom	0.1
Electric — Distribution	0.1
Respiratory Products	0.1

226

VALIC Company I Systematic Core Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Energy — Alternate Sources	0.1%
Machinery — Construction & Mining	0.1
Retail — Gardening Products	0.1
Retail — Home Furnishings	0.1
Aerospace/Defense — Equipment	0.1
Home Furnishings	0.1
Industrial Automated/Robotic	0.1
Lighting Products & Systems	0.1
Auto — Heavy Duty Trucks	0.1
Metal Processors & Fabrication	0.1
Gold Mining	0.1
Retail — Convenience Store	0.1
Internet Infrastructure Software	0.1
Oil Refining & Marketing	0.1
E-Services/Consulting	0.1
Patient Monitoring Equipment	0.1
Office Automation & Equipment	0.1
Electronic Security Devices	0.1
Water	0.1
Food — Catering	0.1
Telecommunication Equipment	0.1
Building & Construction — Misc.	0.1
Food — Baking	0.1
Building Products — Wood	0.1
Savings & Loans/Thrifts	0.1
Hotels/Motels	0.1
Poultry	0.1
Building Products — Cement	0.1
Retail — Perfume & Cosmetics	0.1
Machine Tools & Related Products	0.1
Computers — Integrated Systems	0.1
Paper & Related Products	0.1
Audio/Video Products	0.1
Telecom Equipment — Fiber Optics	0.1
Agricultural Operations	0.1
Oil — Field Services	0.1
Disposable Medical Products	0.1
Rental Auto/Equipment	0.1
Filtration/Separation Products	0.1
Machinery — Thermal Process	0.1
Advertising Services	0.1
Decision Support Software	0.1
Electronic Connectors	0.1
Therapeutics	0.1
Oil & Gas Drilling	0.1
Oil Field Machinery & Equipment	0.1
Power Converter/Supply Equipment	0.1
Footwear & Related Apparel	0.1
Retail — Floor Coverings	0.1
Toys	0.1
Metal — Copper	0.1
Soap & Cleaning Preparation	0.1
Textile — Home Furnishings	0.1
Agricultural Chemicals	0.1
Tools — Hand Held	0.1
Funeral Services & Related Items	0.1

100.0%

*	Calculated as a percentage of net assets

227

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	7,331	$163,335
Omnicom Group, Inc.	1,539	96,957

		260,292

Advertising Services — 0.1%
Trade Desk, Inc., Class A†	111	100,019

Aerospace/Defense — 0.4%
General Dynamics Corp.	374	55,857
Lockheed Martin Corp.	523	190,895
Northrop Grumman Corp.	376	113,650
Raytheon Technologies Corp.	2,505	179,659
Teledyne Technologies, Inc.†	178	67,273
TransDigm Group, Inc.	70	40,543

		647,877

Aerospace/Defense - Equipment — 0.1%
Hexcel Corp.	1,070	52,987
L3Harris Technologies, Inc.	584	112,122

		165,109

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,228	45,804
Mosaic Co.	1,425	31,293

		77,097

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	1,370	68,185
Bunge, Ltd.	745	43,873

		112,058

Airlines — 0.3%
Alaska Air Group, Inc.	3,574	182,167
Copa Holdings SA, Class A	1,987	158,364
Southwest Airlines Co.	2,622	121,503

		462,034

Apparel Manufacturers — 1.0%
Capri Holdings, Ltd.†	8,770	310,283
Carter’s, Inc.#	1,381	122,895
Columbia Sportswear Co.	1,419	116,259
Hanesbrands, Inc.	4,231	60,080
PVH Corp.	2,866	227,818
Ralph Lauren Corp.	1,167	100,070
Tapestry, Inc.	4,828	136,729
Under Armour, Inc., Class A†	7,859	130,224
Under Armour, Inc., Class C†	8,803	128,084
VF Corp.	2,408	200,827

		1,533,269

Applications Software — 5.2%
CDK Global, Inc.	2,984	142,934
Elastic NV†	366	45,311
Five9, Inc.†	502	77,910
Intuit, Inc.	1,197	421,368
Medallia, Inc.†#	1,809	63,297
Microsoft Corp.	28,009	5,995,887
Nuance Communications, Inc.†	5,549	239,328
PTC, Inc.†	443	47,777
RealPage, Inc.†	633	43,671
ServiceNow, Inc.†	849	453,833
Smartsheet, Inc., Class A†	676	39,228

		7,570,544

Athletic Equipment — 0.0%
Peloton Interactive, Inc., Class A†	362	42,119

Security Description	Shares	Value (Note 2)

Athletic Footwear — 0.4%
NIKE, Inc., Class B	4,657	$627,298

Audio/Video Products — 0.1%
Dolby Laboratories, Inc., Class A	1,388	122,769

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.	22,744	206,515
General Motors Co.	1,021	44,761
Tesla, Inc.†	1,125	638,550

		889,826

Auto - Heavy Duty Trucks — 0.1%
Cummins, Inc.	449	103,795
PACCAR, Inc.	640	55,719

		159,514

Auto/Truck Parts & Equipment - Original — 0.1%
Allison Transmission Holdings, Inc.	848	34,810
Aptiv PLC	362	42,970
BorgWarner, Inc.	824	32,012
Gentex Corp.	2,689	87,662

		197,454

Banks - Commercial — 0.3%
Citizens Financial Group, Inc.	2,182	71,264
First Citizens BancShares, Inc., Class A	87	45,987
First Republic Bank	304	39,386
Popular, Inc.	1,430	69,398
Regions Financial Corp.	2,331	35,594
Synovus Financial Corp.	2,583	81,545
Truist Financial Corp.	789	36,626
Wintrust Financial Corp.	822	44,791

		424,591

Banks - Fiduciary — 0.0%
Bank of New York Mellon Corp.	1,596	62,435

Banks - Super Regional — 0.3%
Comerica, Inc.	946	46,543
Fifth Third Bancorp	1,303	33,018
Huntington Bancshares, Inc.	2,773	33,498
PNC Financial Services Group, Inc.	268	37,003
US Bancorp	1,110	47,963
Wells Fargo & Co.	6,243	170,746

		368,771

Beverages - Non-alcoholic — 1.0%
Coca-Cola Co.	9,351	482,512
Keurig Dr Pepper, Inc.	2,428	73,933
Monster Beverage Corp.†	2,899	245,777
PepsiCo, Inc.	5,033	725,909

		1,528,131

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	1,225	90,319
Brown-Forman Corp., Class B	1,813	146,237

		236,556

Brewery — 0.3%
Boston Beer Co., Inc., Class A†	80	74,467
Constellation Brands, Inc., Class A	540	111,154
Molson Coors Beverage Co., Class B	5,091	234,186

		419,807

Broadcast Services/Program — 0.4%
Discovery, Inc., Class A†#	4,438	119,426
Discovery, Inc., Class C†	6,080	146,042
Fox Corp., Class A	3,771	108,756

228

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Broadcast Services/Program (continued)
Fox Corp., Class B	3,543	$100,550
Liberty Media Corp. — Liberty Formula One, Series C†	799	33,382
Madison Square Garden Entertainment Corp.†	458	34,813

		542,969

Building & Construction Products - Misc. — 0.2%
Armstrong World Industries, Inc.	471	36,295
Fortune Brands Home & Security, Inc.	502	41,917
Owens Corning	2,796	203,745
Trex Co., Inc.†	578	43,246

		325,203

Building & Construction - Misc. — 0.1%
Frontdoor, Inc.†	2,982	141,168

Building Products - Air & Heating — 0.3%
Carrier Global Corp.	5,173	196,936
Johnson Controls International PLC	1,402	64,548
Lennox International, Inc.	603	173,562

		435,046

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	152	40,376
MDU Resources Group, Inc.	2,339	58,334
Vulcan Materials Co.	217	30,304

		129,014

Building Products - Wood — 0.1%
Masco Corp.	2,524	135,463

Building - Maintenance & Services — 0.2%
Rollins, Inc.	3,533	202,017
Terminix Global Holdings, Inc.†	778	38,145

		240,162

Building - Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	373	35,998

Building - Residential/Commercial — 0.4%
D.R. Horton, Inc.	930	69,285
Lennar Corp., Class A	1,628	123,500
Lennar Corp., Class B	1,438	87,287
NVR, Inc.†	18	71,949
PulteGroup, Inc.	1,429	62,347
Toll Brothers, Inc.	2,191	103,744

		518,112

Cable/Satellite TV — 0.9%
Cable One, Inc.	45	89,130
Charter Communications, Inc., Class A†	397	258,840
Comcast Corp., Class A	12,525	629,256
Liberty Broadband Corp., Class A†	644	100,960
Liberty Broadband Corp., Class C†	764	120,216
Sirius XM Holdings, Inc.#	19,866	128,930

		1,327,332

Casino Hotels — 0.0%
Las Vegas Sands Corp.	956	53,259

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	1,406	186,914

Chemicals - Diversified — 0.3%
Dow, Inc.	1,156	61,280
DuPont de Nemours, Inc.	533	33,814
Eastman Chemical Co.	535	52,109
FMC Corp.	352	40,835
Huntsman Corp.	4,105	101,681
PPG Industries, Inc.	753	110,518

Security Description	Shares	Value (Note 2)

Chemicals - Diversified (continued)
Westlake Chemical Corp.	916	$68,837

		469,074

Chemicals - Specialty — 0.2%
Ashland Global Holdings, Inc.	395	29,692
Cabot Corp.	1,324	54,827
Ecolab, Inc.	681	151,284
International Flavors & Fragrances, Inc.#	283	31,724
NewMarket Corp.	136	50,287
Valvoline, Inc.	1,973	44,965

		362,779

Coatings/Paint — 0.3%
RPM International, Inc.	1,393	122,598
Sherwin-Williams Co.	360	269,147

		391,745

Commercial Services — 0.4%
Cintas Corp.	668	237,340
CoreLogic, Inc.	616	47,740
CoStar Group, Inc.†	138	125,659
John Wiley & Sons, Inc., Class A	2,296	79,304
Nielsen Holdings PLC	3,422	55,334
Quanta Services, Inc.	1,698	116,041

		661,418

Commercial Services - Finance — 1.8%
Automatic Data Processing, Inc.	747	129,888
Avalara, Inc.†	320	54,960
Equifax, Inc.	495	82,615
Euronet Worldwide, Inc.†	1,257	168,991
FleetCor Technologies, Inc.†	265	70,281
Global Payments, Inc.	708	138,195
IHS Markit, Ltd.	1,175	116,865
MarketAxess Holdings, Inc.	276	148,814
Moody’s Corp.	1,025	289,398
Morningstar, Inc.	302	60,430
PayPal Holdings, Inc.†	2,625	562,065
S&P Global, Inc.	723	254,337
Square, Inc., Class A†	1,483	312,854
StoneCo, Ltd., Class A†	1,272	93,136
TransUnion	854	77,791
WEX, Inc.†	811	140,498

		2,701,118

Communications Software — 0.2%
RingCentral, Inc., Class A†	520	154,466
Zoom Video Communications, Inc., Class A†	294	140,638

		295,104

Computer Aided Design — 0.7%
ANSYS, Inc.†	348	117,645
Aspen Technology, Inc.†	1,122	150,853
Autodesk, Inc.†	1,046	293,120
Cadence Design Systems, Inc.†	2,287	265,978
Synopsys, Inc.†	936	212,940

		1,040,536

Computer Data Security — 0.2%
Fortinet, Inc.†	1,246	153,545
Zscaler, Inc.†	743	115,722

		269,267

Computer Services — 1.8%
Accenture PLC, Class A	2,757	686,741
Amdocs, Ltd.	2,170	142,808

229

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services (continued)
CACI International, Inc., Class A†	805	$191,018
Cognizant Technology Solutions Corp., Class A	3,490	272,674
DXC Technology Co.	16,277	356,629
EPAM Systems, Inc.†	309	99,600
Genpact, Ltd.	2,884	117,235
Globant SA†	148	27,925
International Business Machines Corp.	3,227	398,599
Leidos Holdings, Inc.	1,636	164,745
Science Applications International Corp.	2,012	186,190

		2,644,164

Computer Software — 0.7%
Akamai Technologies, Inc.†	938	97,092
Citrix Systems, Inc.	1,416	175,471
Cloudflare, Inc., Class A†	1,358	101,959
Datadog, Inc., Class A†	571	56,483
Dropbox, Inc., Class A†	4,797	95,796
Dynatrace, Inc.†	1,551	58,969
Fastly, Inc., Class A†#	436	36,960
MongoDB, Inc.†	139	39,936
Nutanix, Inc., Class A†	4,707	128,925
Splunk, Inc.†	604	123,325
Teradata Corp.†	4,994	109,518
Twilio, Inc., Class A†	231	73,941

		1,098,375

Computers — 5.1%
Apple, Inc.	60,239	7,171,453
Dell Technologies, Inc., Class C†	1,129	77,935
Hewlett Packard Enterprise Co.	3,196	35,284
HP, Inc.	7,748	169,913

		7,454,585

Computers-Integrated Systems — 0.1%
NCR Corp.†	4,556	126,064

Computers - Memory Devices — 0.2%
NetApp, Inc.	2,332	124,319
Pure Storage, Inc., Class A†	5,355	97,836

		222,155

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	1,469	127,495
FTI Consulting, Inc.†	322	33,816
Gartner, Inc.†	609	92,568
Verisk Analytics, Inc.	611	121,167

		375,046

Consumer Products - Misc. — 0.4%
Clorox Co.	1,026	208,237
Kimberly-Clark Corp.	1,720	239,613
Reynolds Consumer Products, Inc.	1,091	33,101
Spectrum Brands Holdings, Inc.	2,052	137,135

		618,086

Containers - Metal/Glass — 0.1%
Ball Corp.	1,036	99,466
Crown Holdings, Inc.†	578	54,477
Silgan Holdings, Inc.	991	33,496

		187,439

Containers - Paper/Plastic — 0.2%
Amcor PLC	2,495	28,268
AptarGroup, Inc.	331	41,812
Berry Global Group, Inc.†	1,337	70,861
Graphic Packaging Holding Co.	3,125	47,875

Security Description	Shares	Value (Note 2)

Containers - Paper/Plastic (continued)
Packaging Corp. of America	306	$39,780
WestRock Co.	2,367	99,911

		328,507

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	3,918	335,537
Estee Lauder Cos., Inc., Class A	1,433	351,544
Procter & Gamble Co.	8,280	1,149,844

		1,836,925

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	458	67,271
DocuSign, Inc.†	1,077	245,427
Fair Isaac Corp.†	391	184,857
Fidelity National Information Services, Inc.	1,660	246,361
Fiserv, Inc.†	2,014	231,972
Jack Henry & Associates, Inc.	682	109,706
Paychex, Inc.	734	68,372

		1,153,966

Decision Support Software — 0.1%
MSCI, Inc.	242	99,080

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	635	305,619
DENTSPLY SIRONA, Inc.	1,920	97,709

		403,328

Diagnostic Equipment — 0.7%
10X Genomics, Inc., Class A†	559	85,589
Danaher Corp.	1,387	311,562
Repligen Corp.†	412	78,144
Thermo Fisher Scientific, Inc.	1,134	527,287

		1,002,582

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	807	372,011
QIAGEN NV†	1,608	77,602
Quidel Corp.†	164	31,988

		481,601

Dialysis Centers — 0.1%
DaVita, Inc.†	1,962	215,526

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	166	31,324
Teleflex, Inc.	205	78,464

		109,788

Distribution/Wholesale — 1.1%
Copart, Inc.†	1,194	137,847
Fastenal Co.	4,055	200,520
HD Supply Holdings, Inc.†	3,909	218,044
IAA, Inc.†	857	51,351
LKQ Corp.†	6,075	213,962
Pool Corp.	731	253,006
Univar Solutions, Inc.†	9,013	161,333
Watsco, Inc.	689	156,651
WW Grainger, Inc.	536	224,209

		1,616,923

Diversified Banking Institutions — 1.4%
Bank of America Corp.	17,553	494,293
Citigroup, Inc.	4,744	261,252
JPMorgan Chase & Co.	9,938	1,171,491
Morgan Stanley	2,095	129,534

		2,056,570

230

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations — 0.8%
3M Co.	1,208	$208,658
A.O. Smith Corp.	1,890	106,426
Eaton Corp. PLC	860	104,155
General Electric Co.	18,413	187,444
Illinois Tool Works, Inc.	1,227	259,007
ITT, Inc.	448	32,538
Parker-Hannifin Corp.	166	44,365
Textron, Inc.	3,291	148,424
Trane Technologies PLC	812	118,747

		1,209,764

Drug Delivery Systems — 0.2%
Becton Dickinson and Co.	610	143,252
DexCom, Inc.†	431	137,782

		281,034

E-Commerce/Products — 3.7%
Amazon.com, Inc.†	1,547	4,900,958
eBay, Inc.	3,778	190,524
Etsy, Inc.†	698	112,169
Wayfair, Inc., Class A†#	1,105	281,068

		5,484,719

E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	156	316,438
Expedia Group, Inc.	1,073	133,578
GrubHub, Inc.†	522	36,717
Match Group, Inc.†	1,231	171,368
TripAdvisor, Inc.†	6,129	159,967
Zillow Group, Inc., Class A†	619	68,307
Zillow Group, Inc., Class C†#	605	65,225

		951,600

E-Services/Consulting — 0.1%
CDW Corp.	1,187	154,892

Electric Products - Misc. — 0.2%
AMETEK, Inc.	697	82,615
Emerson Electric Co.	1,373	105,474
Littelfuse, Inc.	166	39,928

		228,017

Electric - Distribution — 0.1%
Consolidated Edison, Inc.	1,177	89,746
Sempra Energy	759	96,758

		186,504

Electric - Integrated — 1.5%
AES Corp.	2,397	48,995
Alliant Energy Corp.	1,297	68,222
Ameren Corp.	937	72,880
American Electric Power Co., Inc.	1,306	110,866
Avangrid, Inc.	615	28,622
CenterPoint Energy, Inc.	1,496	34,692
CMS Energy Corp.	989	60,863
Dominion Energy, Inc.	1,773	139,163
DTE Energy Co.	474	59,634
Duke Energy Corp.	1,703	157,800
Edison International	819	50,254
Entergy Corp.	760	82,726
Evergy, Inc.	1,445	80,067
Eversource Energy	1,002	87,685
Exelon Corp.	2,650	108,835
FirstEnergy Corp.	1,741	46,241
Hawaiian Electric Industries, Inc.	1,280	45,862
IDACORP, Inc.	420	38,044

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
NextEra Energy, Inc.	5,012	$368,833
OGE Energy Corp.	1,111	35,985
PG&E Corp.†	4,515	57,341
Pinnacle West Capital Corp.	415	33,968
PPL Corp.	1,338	38,026
Public Service Enterprise Group, Inc.	1,091	63,583
Southern Co.	2,365	141,545
WEC Energy Group, Inc.	1,047	99,413
Xcel Energy, Inc.	1,671	112,559

		2,272,704

Electronic Components - Misc. — 0.2%
Garmin, Ltd.	826	96,444
Hubbell, Inc.	260	42,013
Jabil, Inc.	1,220	46,628
nVent Electric PLC	1,945	44,735
Sensata Technologies Holding PLC†	1,324	64,651

		294,471

Electronic Components - Semiconductors — 3.4%
Advanced Micro Devices, Inc.†	4,866	450,884
Broadcom, Inc.	1,222	490,731
Inphi Corp.†	423	65,620
Intel Corp.	18,329	886,207
Marvell Technology Group, Ltd.	1,826	84,525
Microchip Technology, Inc.	1,565	210,320
Micron Technology, Inc.†	3,297	211,305
Monolithic Power Systems, Inc.	277	88,629
NVIDIA Corp.	2,047	1,097,315
ON Semiconductor Corp.†	5,680	163,300
Qorvo, Inc.†	1,614	252,881
Skyworks Solutions, Inc.	1,170	165,169
Texas Instruments, Inc.	3,823	616,459
Xilinx, Inc.	1,257	182,956

		4,966,301

Electronic Connectors — 0.1%
Amphenol Corp., Class A	757	99,023

Electronic Forms — 0.6%
Adobe, Inc.†	1,783	853,112

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	1,251	146,242
Fortive Corp.	463	32,470
Keysight Technologies, Inc.†	1,159	139,126
National Instruments Corp.	2,918	109,221
Roper Technologies, Inc.	218	93,086
Trimble, Inc.†	799	47,836
Vontier Corp.†	185	6,137

		574,118

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	2,933	268,810
Avnet, Inc.	3,306	100,337
SYNNEX Corp.	1,811	290,321

		659,468

Electronic Security Devices — 0.1%
Allegion PLC	1,293	147,454

Energy - Alternate Sources — 0.1%
Enphase Energy, Inc.†#	533	72,792
First Solar, Inc.†	579	54,096
SolarEdge Technologies, Inc.†	186	51,704

		178,592

231

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engineering/R&D Services — 0.2%
AECOM†	4,082	$211,815
Jacobs Engineering Group, Inc.	664	71,606

		283,421

Enterprise Software/Service — 2.0%
Alteryx, Inc., Class A†#	282	33,795
Atlassian Corp. PLC, Class A†	697	156,860
Bill.com Holdings, Inc.†	808	99,150
Black Knight, Inc.†	1,243	113,884
Ceridian HCM Holding, Inc.†	537	51,778
Coupa Software, Inc.†	228	74,992
Everbridge, Inc.†	270	34,274
Guidewire Software, Inc.†	423	51,809
HubSpot, Inc.†	314	123,820
Manhattan Associates, Inc.†	2,039	208,467
New Relic, Inc.†	996	59,491
Oracle Corp.	7,188	414,891
Paycom Software, Inc.†	140	58,391
Pegasystems, Inc.	1,847	241,735
salesforce.com, Inc.†	2,499	614,254
SolarWinds Corp.†	1,617	36,997
SS&C Technologies Holdings, Inc.	2,271	156,449
Tyler Technologies, Inc.†	294	125,714
Veeva Systems, Inc., Class A†	575	159,200
Workday, Inc., Class A†	695	156,229

		2,972,180

Entertainment Software — 0.4%
Activision Blizzard, Inc.	2,219	176,366
Electronic Arts, Inc.	1,373	175,401
Take-Two Interactive Software, Inc.†	729	131,592
Zynga, Inc., Class A†	10,320	85,140

		568,499

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	1,912	101,795

Finance - Auto Loans — 0.2%
Ally Financial, Inc.	5,024	148,962
Credit Acceptance Corp.†#	166	49,548
Santander Consumer USA Holdings, Inc.	3,485	77,018

		275,528

Finance - Consumer Loans — 0.3%
OneMain Holdings, Inc.	4,886	190,505
Synchrony Financial	7,322	223,101

		413,606

Finance - Credit Card — 2.0%
Alliance Data Systems Corp.	4,996	365,407
American Express Co.	1,567	185,831
Discover Financial Services	1,410	107,400
Mastercard, Inc., Class A	2,957	995,060
Visa, Inc., Class A	5,238	1,101,813
Western Union Co.	6,278	141,632

		2,897,143

Finance - Investment Banker/Broker — 0.4%
Charles Schwab Corp.	2,022	98,633
Evercore, Inc., Class A	1,259	114,481
Jefferies Financial Group, Inc.	7,436	169,020
Lazard, Ltd., Class A	3,329	124,238
Tradeweb Markets, Inc.	489	29,169
Virtu Financial, Inc., Class A	1,789	40,772

		576,313

Security Description	Shares	Value (Note 2)

Finance - Other Services — 0.3%
Cboe Global Markets, Inc.	512	$46,756
CME Group, Inc.	694	121,471
Intercontinental Exchange, Inc.	1,440	151,934
Nasdaq, Inc.	510	65,275
SEI Investments Co.	1,549	81,710

		467,146

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	5,013	59,955

Food - Baking — 0.1%
Flowers Foods, Inc.	6,131	136,047

Food - Catering — 0.1%
Aramark	4,179	146,265

Food - Confectionery — 0.3%
Hershey Co.	1,190	175,989
J.M. Smucker Co.	1,072	125,639
Mondelez International, Inc., Class A	3,445	197,915

		499,543

Food - Flour & Grain — 0.0%
Seaboard Corp.	14	44,838

Food - Meat Products — 0.1%
Hormel Foods Corp.#	1,760	83,037
Tyson Foods, Inc., Class A	1,930	125,836

		208,873

Food - Misc./Diversified — 0.8%
Beyond Meat, Inc.†#	220	30,778
Campbell Soup Co.	1,380	69,028
Conagra Brands, Inc.	2,388	87,305
General Mills, Inc.	2,408	146,455
Hain Celestial Group, Inc.†	1,686	64,911
Ingredion, Inc.	1,741	134,318
Kellogg Co.	1,226	78,354
Kraft Heinz Co.	3,231	106,429
Lamb Weston Holdings, Inc.	868	62,826
McCormick & Co., Inc.	375	70,117
Post Holdings, Inc.†	1,268	119,775
TreeHouse Foods, Inc.†	3,708	152,510

		1,122,806

Food - Retail — 0.4%
Grocery Outlet Holding Corp.†	1,353	52,253
Kroger Co.	8,980	296,340
Sprouts Farmers Market, Inc.†	7,995	169,254

		517,847

Food - Wholesale/Distribution — 0.4%
Sysco Corp.	2,376	169,385
US Foods Holding Corp.†	11,507	362,240

		531,625

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	2,414	80,797

Funeral Services & Related Items — 0.1%
Service Corp. International	1,545	75,149

Garden Products — 0.0%
Scotts Miracle-Gro Co.	292	51,325

Gas - Distribution — 0.2%
Atmos Energy Corp.	487	46,698
National Fuel Gas Co.	825	33,965
NiSource, Inc.	1,838	44,480

232

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gas - Distribution (continued)
UGI Corp.	5,574	$197,766

		322,909

Gold Mining — 0.1%
Newmont Corp.	2,112	124,228
Royal Gold, Inc.	295	32,588

		156,816

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	279	26,192

Home Decoration Products — 0.0%
Newell Brands, Inc.	1,744	37,077

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†	6,536	164,642

Hotels/Motels — 0.1%
Choice Hotels International, Inc.	470	46,836
Hilton Worldwide Holdings, Inc.	810	83,940

		130,776

Human Resources — 0.3%
ManpowerGroup, Inc.	1,878	162,728
Paylocity Holding Corp.†	295	57,997
Robert Half International, Inc.	3,104	199,215

		419,940

Independent Power Producers — 0.4%
NRG Energy, Inc.	6,654	217,919
Vistra Corp.	16,852	314,795

		532,714

Industrial Automated/Robotic — 0.1%
Cognex Corp.	460	34,564
Rockwell Automation, Inc.	501	128,036

		162,600

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	529	148,194
Linde PLC	1,004	257,446

		405,640

Instruments - Controls — 0.3%
Honeywell International, Inc.	667	136,015
Mettler-Toledo International, Inc.†	252	289,810

		425,825

Instruments - Scientific — 0.2%
PerkinElmer, Inc.	557	74,081
Waters Corp.†	750	174,007

		248,088

Insurance Brokers — 0.5%
Aon PLC, Class A	1,283	262,874
Arthur J. Gallagher & Co.	1,007	116,218
Brown & Brown, Inc.	2,050	92,311
Marsh & McLennan Cos., Inc.	2,127	243,839

		715,242

Insurance - Life/Health — 0.3%
American National Group, Inc.	1,274	108,010
Athene Holding, Ltd., Class A†	1,919	85,108
Primerica, Inc.	293	38,169
Principal Financial Group, Inc.	1,834	91,315
Unum Group	4,802	106,748
Voya Financial, Inc.	1,401	80,739

		510,089

Security Description	Shares	Value (Note 2)

Insurance - Multi-line — 0.2%
Allstate Corp.	1,439	$147,282
Chubb, Ltd.	709	104,811
Hartford Financial Services Group, Inc.	953	42,123

		294,216

Insurance - Property/Casualty — 1.4%
Arch Capital Group, Ltd.†	1,799	57,919
Assurant, Inc.	573	73,986
Berkshire Hathaway, Inc., Class B†	5,215	1,193,766
Erie Indemnity Co., Class A	312	70,390
Fidelity National Financial, Inc.	850	30,591
First American Financial Corp.	1,039	50,329
Hanover Insurance Group, Inc.	483	54,265
Markel Corp.†	37	36,032
Mercury General Corp.	646	28,728
Progressive Corp.	2,650	230,841
Travelers Cos., Inc.	637	82,587
White Mountains Insurance Group, Ltd.	46	44,160
WR Berkley Corp.	767	49,955

		2,003,549

Insurance - Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	907	45,450
Everest Re Group, Ltd.	258	58,651
Reinsurance Group of America, Inc.	492	56,718
RenaissanceRe Holdings, Ltd.	433	71,289

		232,108

Internet Application Software — 0.2%
Anaplan, Inc.†	1,790	125,282
Okta, Inc.†	406	99,486
Zendesk, Inc.†	859	114,677

		339,445

Internet Content - Entertainment — 2.3%
Facebook, Inc., Class A†	8,910	2,467,803
Netflix, Inc.†	980	480,886
Roku, Inc.†	343	100,694
Spotify Technology SA†	650	189,390
Twitter, Inc.†	1,525	70,928

		3,309,701

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	960	156,298

Internet Security — 0.2%
NortonLifeLock, Inc.	9,107	166,021
Palo Alto Networks, Inc.†	353	103,754
Proofpoint, Inc.†	362	37,463

		307,238

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	684	126,704
BlackRock, Inc.	241	168,302
Eaton Vance Corp.	1,926	129,004
Franklin Resources, Inc.	1,531	33,667
Invesco, Ltd.	9,692	157,301
LPL Financial Holdings, Inc.	1,679	152,403
T. Rowe Price Group, Inc.	1,305	187,150

		954,531

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,365	162,053

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,114	128,110

233

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	759	$131,755
Oshkosh Corp.	552	44,436

		176,191

Machinery - Electrical — 0.2%
BWX Technologies, Inc.	996	56,652
Regal Beloit Corp.	1,162	138,325
Vertiv Holdings Co.	1,966	36,784

		231,761

Machinery - Farming — 0.3%
AGCO Corp.	1,729	159,950
Deere & Co.	581	152,001
Toro Co.	1,798	163,097

		475,048

Machinery - General Industrial — 0.3%
Gates Industrial Corp. PLC†	13,221	170,286
IDEX Corp.	236	45,583
Nordson Corp.	252	51,360
Otis Worldwide Corp.	507	33,939
Westinghouse Air Brake Technologies Corp.	956	70,075

		371,243

Machinery - Pumps — 0.2%
Curtiss-Wright Corp.	471	54,288
Dover Corp.	524	63,944
Graco, Inc.	2,034	137,783
Xylem, Inc.	558	53,551

		309,566

Machinery - Thermal Process — 0.1%
GrafTech International, Ltd.	12,787	101,017

Medical Information Systems — 0.1%
Cerner Corp.	2,816	210,749

Medical Instruments — 0.8%
Bio-Techne Corp.	305	92,510
Boston Scientific Corp.†	2,980	98,787
Bruker Corp.	1,745	88,314
Edwards Lifesciences Corp.†	3,384	283,884
Integra LifeSciences Holdings Corp.†	832	45,535
Intuitive Surgical, Inc.†	336	243,953
Medtronic PLC	2,757	313,471

		1,166,454

Medical Labs & Testing Services — 0.6%
Catalent, Inc.†	1,060	101,908
Charles River Laboratories International, Inc.†	815	191,134
IQVIA Holdings, Inc.†	831	140,431
Laboratory Corp. of America Holdings†	679	135,691
PPD, Inc.†	1,729	60,515
Quest Diagnostics, Inc.	732	90,753
Syneos Health, Inc.†	1,257	82,761
Teladoc Health, Inc.†#	187	37,170

		840,363

Medical Products — 1.4%
Abbott Laboratories	4,750	514,045
ABIOMED, Inc.†	563	154,318
Baxter International, Inc.	1,452	110,454
Cooper Cos., Inc.	302	101,236
Envista Holdings Corp.†	2,579	76,674
Globus Medical, Inc., Class A†	1,068	64,165
Hill-Rom Holdings, Inc.	493	46,766
Hologic, Inc.†	1,053	72,794

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Masimo Corp.†	738	$187,814
Penumbra, Inc.†	723	160,434
STERIS PLC	520	100,781
Stryker Corp.	956	223,130
Varian Medical Systems, Inc.†	328	57,065
West Pharmaceutical Services, Inc.	480	132,077
Zimmer Biomet Holdings, Inc.	425	63,376

		2,065,129

Medical - Biomedical/Gene — 1.9%
Acceleron Pharma, Inc.†	247	29,163
Alexion Pharmaceuticals, Inc.†	1,509	184,264
Alnylam Pharmaceuticals, Inc.†	484	62,876
Amgen, Inc.	2,316	514,245
Bio-Rad Laboratories, Inc., Class A†	183	98,546
Biogen, Inc.†	1,249	299,972
BioMarin Pharmaceutical, Inc.†	778	61,229
Exelixis, Inc.†	5,250	100,590
Gilead Sciences, Inc.	5,848	354,798
Illumina, Inc.†	529	170,386
Incyte Corp.†	1,764	149,129
Ionis Pharmaceuticals, Inc.†	568	28,701
Moderna, Inc.†	660	100,808
Regeneron Pharmaceuticals, Inc.†	248	127,975
Seagen, Inc.†	828	141,017
United Therapeutics Corp.†	1,260	167,126
Vertex Pharmaceuticals, Inc.†	1,123	255,763

		2,846,588

Medical - Drugs — 3.6%
AbbVie, Inc.	6,091	636,997
Alkermes PLC†	5,688	103,863
Bristol-Myers Squibb Co.	7,835	488,904
Eli Lilly & Co.	3,114	453,554
Horizon Therapeutics PLC†	2,765	194,739
Jazz Pharmaceuticals PLC†	1,668	234,704
Johnson & Johnson	9,975	1,443,183
Merck & Co., Inc.	9,860	792,645
Pfizer, Inc.	16,304	624,606
PRA Health Sciences, Inc.†	545	61,149
Zoetis, Inc.	2,039	327,015

		5,361,359

Medical - Generic Drugs — 0.3%
Perrigo Co. PLC	2,713	130,821
Viatris, Inc.†	19,237	323,566

		454,387

Medical - HMO — 1.4%
Anthem, Inc.	997	310,585
Centene Corp.†	2,016	124,286
Humana, Inc.	760	304,395
Molina Healthcare, Inc.†	352	71,854
UnitedHealth Group, Inc.	3,652	1,228,314

		2,039,434

Medical - Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	1,995	84,688
HCA Healthcare, Inc.	668	100,273
Universal Health Services, Inc., Class B	1,272	166,098

		351,059

Medical - Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	314	76,864
Chemed mCorp.	323	154,475

		231,339

234

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	1,622	$167,244
Cardinal Health, Inc.	2,386	130,252
Henry Schein, Inc.†	3,403	218,847
McKesson Corp.	1,530	275,262
Premier, Inc., Class A	1,455	51,536

		843,141

Metal Processors & Fabrication — 0.1%
Timken Co.	2,145	157,529

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	1,545	36,138
Southern Copper Corp.	711	42,212

		78,350

Motion Pictures & Services — 0.3%
Lions Gate Entertainment Corp., Class A†#	21,731	211,660
Lions Gate Entertainment Corp., Class B†	22,961	206,190

		417,850

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	4,711	242,664

Multimedia — 0.4%
FactSet Research Systems, Inc.	511	170,552
Walt Disney Co.	2,624	388,378

		558,930

Networking Products — 0.4%
Arista Networks, Inc.†	192	51,974
Cisco Systems, Inc.	13,557	583,222

		635,196

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,051	101,652
Waste Management, Inc.	883	105,192

		206,844

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	395	149,476

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	446	66,606

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	3,957	90,101

Oil Companies - Exploration & Production — 0.0%
EOG Resources, Inc.	757	35,488

Oil Companies - Integrated — 0.3%
Chevron Corp.	2,834	247,068
Exxon Mobil Corp.	4,785	182,452

		429,520

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	7,325	89,804

Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	3,708	86,730
Valero Energy Corp.	1,290	69,363

		156,093

Oil - Field Services — 0.1%
Baker Hughes Co.	2,163	40,492
Halliburton Co.	4,302	71,370

		111,862

Paper & Related Products — 0.1%
International Paper Co.	2,498	123,601

Security Description	Shares	Value (Note 2)

Patient Monitoring Equipment — 0.1%
Insulet Corp.†	598	$154,111

Pharmacy Services — 0.6%
Cigna Corp.	1,855	387,955
CVS Health Corp.	6,721	455,616

		843,571

Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	758	61,080

Pipelines — 0.0%
Kinder Morgan, Inc.	3,119	44,851

Poultry — 0.1%
Pilgrim’s Pride Corp.†	6,855	129,491

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	410	88,396

Professional Sports — 0.0%
Madison Square Garden Sports Corp.†	219	37,099

Protection/Safety — 0.0%
ADT, Inc.	9,437	73,325

Publishing - Newspapers — 0.2%
New York Times Co., Class A	4,502	193,181
News Corp., Class A	4,225	74,571
News Corp., Class B	3,963	70,581

		338,333

Radio — 0.2%
Liberty Media Corp. — Liberty SiriusXM, Series A†	3,451	141,284
Liberty Media Corp. — Liberty SiriusXM, Series C†	4,123	169,084

		310,368

Real Estate Investment Trusts — 2.0%
AGNC Investment Corp.	2,078	31,752
Alexandria Real Estate Equities, Inc.	452	74,006
American Homes 4 Rent, Class A	1,910	54,855
American Tower Corp.	846	195,595
Americold Realty Trust#	1,227	41,878
Apple Hospitality REIT, Inc.	4,210	55,825
Brandywine Realty Trust	3,607	40,146
Brixmor Property Group, Inc.	5,485	83,756
Brookfield Property REIT, Inc., Class A#	16,034	251,253
Camden Property Trust	460	45,462
CoreSite Realty Corp.	306	38,369
Corporate Office Properties Trust	1,691	45,031
Crown Castle International Corp.	933	156,343
CubeSmart	1,243	40,435
CyrusOne, Inc.	421	29,432
Digital Realty Trust, Inc.	646	87,049
Duke Realty Corp.	1,599	60,858
Empire State Realty Trust, Inc., Class A	14,939	135,198
Equinix, Inc.	211	147,234
Equity Commonwealth	1,890	50,104
Equity LifeStyle Properties, Inc.	959	56,188
Equity Residential	551	31,914
Essex Property Trust, Inc.	189	46,471
Extra Space Storage, Inc.	643	72,485
First Industrial Realty Trust, Inc.	963	40,330
Gaming and Leisure Properties, Inc.	1,171	48,643
Healthcare Trust of America, Inc., Class A	1,926	50,134
Invitation Homes, Inc.	1,963	56,103
Life Storage, Inc.	475	52,117
Medical Properties Trust, Inc.	2,120	41,128
Mid-America Apartment Communities, Inc.	603	76,074
Paramount Group, Inc.	12,401	114,709

235

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Prologis, Inc.	1,538	$153,877
Public Storage	350	78,561
Realty Income Corp.	734	44,018
SBA Communications Corp.	326	93,621
Simon Property Group, Inc.	413	34,101
Spirit Realty Capital, Inc.#	962	35,440
STORE Capital Corp.	1,403	45,682
Sun Communities, Inc.	498	69,222
VEREIT, Inc.	4,816	34,145

		2,939,544

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	2,063	126,132
Jones Lang LaSalle, Inc.	1,298	171,712

		297,844

Recreational Vehicles — 0.0%
Polaris, Inc.	656	62,976

Rental Auto/Equipment — 0.1%
AMERCO	85	35,209
United Rentals, Inc.†	308	69,910

		105,119

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	157	43,307

Respiratory Products — 0.1%
ResMed, Inc.	875	183,400

Retail - Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	655	143,144
Foot Locker, Inc.	2,216	82,878
Gap, Inc.	8,674	181,807
L Brands, Inc.	6,664	258,630
Lululemon Athletica, Inc.†	964	356,892
Ross Stores, Inc.	1,435	154,291

		1,177,642

Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.	711	105,015
AutoZone, Inc.†	168	191,125
Genuine Parts Co.	1,012	99,550
O’Reilly Automotive, Inc.†	386	170,782

		566,472

Retail - Automobile — 0.4%
AutoNation, Inc.†	4,845	296,950
CarMax, Inc.†	666	62,258
Carvana Co.†#	250	62,552
Penske Automotive Group, Inc.	2,925	161,080

		582,840

Retail - Building Products — 1.1%
Home Depot, Inc.	4,043	1,121,569
Lowe’s Cos., Inc.	3,036	473,069

		1,594,638

Retail - Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	2,111	175,888
Qurate Retail, Inc.	21,180	221,755

		397,643

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	2,267	246,650

Retail - Convenience Store — 0.1%
Casey’s General Stores, Inc.	863	156,790

Security Description	Shares	Value (Note 2)

Retail - Discount — 1.7%
Costco Wholesale Corp.	1,827	$715,764
Dollar General Corp.	1,135	248,088
Dollar Tree, Inc.†	1,234	134,802
Ollie’s Bargain Outlet Holdings, Inc.†	366	32,230
Target Corp.	2,726	489,399
Walmart, Inc.	6,096	931,408

		2,551,691

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	6,332	240,679

Retail - Floor Coverings — 0.1%
Floor & Decor Holdings, Inc., Class A†	1,007	80,651

Retail - Gardening Products — 0.1%
Tractor Supply Co.	1,226	172,633

Retail - Home Furnishings — 0.1%
Williams-Sonoma, Inc.	1,545	169,131

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.#	5,194	134,629
TJX Cos., Inc.	5,379	341,620

		476,249

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	467	128,612

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.	13,984	450,285

Retail - Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	66	85,102
Domino’s Pizza, Inc.	497	195,107
McDonald’s Corp.	1,736	377,476
Starbucks Corp.	1,115	109,292
Yum China Holdings, Inc.	1,553	87,558
Yum! Brands, Inc.	1,643	173,830

		1,028,365

Retail - Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	1,206	68,513

Satellite Telecom — 0.0%
EchoStar Corp., Class A†	2,393	56,882

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	3,854	37,345
Sterling Bancorp	2,567	41,021
TFS Financial Corp.	3,286	56,519

		134,885

Schools — 0.3%
2U, Inc.†#	2,278	73,602
Bright Horizons Family Solutions, Inc.†	231	39,295
Chegg, Inc.†	574	44,732
Graham Holdings Co., Class B	478	213,676

		371,305

Semiconductor Components - Integrated Circuits — 0.8%
Analog Devices, Inc.	1,055	146,729
Cirrus Logic, Inc.†	1,936	155,074
Maxim Integrated Products, Inc.	2,074	172,225
QUALCOMM, Inc.	4,947	728,050

		1,202,078

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	4,778	394,089
Entegris, Inc.	1,085	100,493
KLA Corp.	565	142,363

236

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Lam Research Corp.	533	$241,268
MKS Instruments, Inc.	403	55,606
Teradyne, Inc.	2,250	248,265

		1,182,084

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	892	78,291

Software Tools — 0.0%
VMware, Inc., Class A†#	494	69,106

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	334	54,435

Steel - Producers — 0.3%
Nucor Corp.	1,724	92,579
Reliance Steel & Aluminum Co.	1,694	199,553
Steel Dynamics, Inc.	2,498	90,453

		382,585

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†	1,415	63,392
Corning, Inc.	1,471	55,045

		118,437

Telecom Services — 0.0%
Switch, Inc., Class A	3,825	60,397

Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	8,178	96,909
Juniper Networks, Inc.	2,135	46,479

		143,388

Telephone - Integrated — 1.2%
AT&T, Inc.	21,421	615,854
CenturyLink, Inc.	18,113	189,281
GCI Liberty, Inc., Class A†	1,081	98,500
Verizon Communications, Inc.	13,293	803,030

		1,706,665

Television — 0.1%
Nexstar Media Group, Inc., Class A	526	55,361
ViacomCBS, Inc., Class A	1,916	69,896
ViacomCBS, Inc., Class B	2,692	94,974

		220,231

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	622	78,266

Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	680	64,559
Sarepta Therapeutics, Inc.†	182	25,637

		90,196

Tobacco — 0.4%
Altria Group, Inc.	3,481	138,648
Philip Morris International, Inc.	5,784	438,138

		576,786

Tools - Hand Held — 0.1%
Snap-on, Inc.	437	76,846

Toys — 0.1%
Mattel, Inc.†	5,097	78,952

Transport - Marine — 0.0%
Kirby Corp.†	915	46,299

Transport - Rail — 0.3%
CSX Corp.	633	57,002

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Rail (continued)
Kansas City Southern	397	$73,909
Norfolk Southern Corp.	276	65,417
Union Pacific Corp.	1,084	221,223

		417,551

Transport - Services — 0.4%
C.H. Robinson Worldwide, Inc.	1,817	170,743
Expeditors International of Washington, Inc.	556	49,690
FedEx Corp.	384	110,047
United Parcel Service, Inc., Class B	1,144	195,704

		526,184

Transport - Truck — 0.3%
JB Hunt Transport Services, Inc.	406	54,924
Knight-Swift Transportation Holdings, Inc.	1,244	51,365
Landstar System, Inc.	1,184	155,601
Old Dominion Freight Line, Inc.	492	100,053
Schneider National, Inc., Class B	2,629	54,946
XPO Logistics, Inc.†	674	71,902

		488,791

Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†#	1,552	41,299

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†#	1,170	35,790

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	4,215	201,941

Water — 0.1%
American Water Works Co., Inc.	633	97,089
Essential Utilities, Inc.	1,100	49,808

		146,897

Water Treatment Systems — 0.0%
Pentair PLC	718	37,207

Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	663	52,735
VeriSign, Inc.†	873	175,229

		227,964

Web Portals/ISP — 2.6%
Alphabet, Inc., Class A†	1,080	1,894,752
Alphabet, Inc., Class C†	1,081	1,903,360

		3,798,112

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	949	162,782
Ubiquiti, Inc.	729	180,872

		343,654

Total Common Stocks
(cost $97,957,186)		141,438,779

PREFERRED SECURITIES — 0.1%
Retail-Catalog Shopping — 0.1%
Qurate Retail, Inc.8.00% (cost $50,925)	635	62,376

EXCHANGE - TRADED FUNDS — 3.2%
Vanguard Russell 1000 ETF (cost $4,414,228)	27,993	4,738,375

Total Long-Term Investment Securities
(cost $102,422,339)		146,239,530

237

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2) (cost $620,388)	620,388	$620,388

TOTAL INVESTMENTS
(cost $103,042,727) (3)	100.0%	146,859,918
Other assets less liabilities	0.0	34,872

NET ASSETS	100.0%	$146,894,790

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2020.
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $1,910,998. This was secured by collateral of $620,388, which was received in cash and subsequently invested in short-term investments currently valued at $620,388 as reported in the Portfolio of Investments. Additional collateral of $1,385,679 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$123,238
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	330,943
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	11,342
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	58,202
United States Treasury Notes/Bonds	0.13% to 8.13%	12/15/2020 to 11/15/2049	861,954

(3)	See Note 5 for cost of investments on a tax basis.

ETF — Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$146,239,530	$—	$—	$146,239,530
Registered Investment Companies	620,388	—	—	620,388

Total Investments at Value	$146,859,918	$—	$—	$146,859,918

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

238

VALIC Company I Systematic Value Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Insurance — Property/Casualty	5.4%
Electronic Components — Semiconductors	4.6
Medical — Drugs	4.6
Oil Companies — Integrated	3.9
Investment Management/Advisor Services	3.9
Beverages — Non-alcoholic	3.6
Medical — HMO	3.5
Computer Services	3.1
Medical — Biomedical/Gene	3.0
Data Processing/Management	3.0
Insurance Brokers	2.9
Insurance — Life/Health	2.5
Finance — Other Services	2.4
Aerospace/Defense — Equipment	2.4
Cosmetics & Toiletries	2.3
Pharmacy Services	2.1
Auto — Cars/Light Trucks	2.1
Transport — Services	2.0
Building — Residential/Commercial	2.0
Enterprise Software/Service	2.0
Tobacco	1.9
Electronic Measurement Instruments	1.9
Aerospace/Defense	1.7
Medical — Wholesale Drug Distribution	1.5
Medical Products	1.3
Oil Companies — Exploration & Production	1.3
Advertising Agencies	1.3
Food — Misc./Diversified	1.2
Retail — Discount	1.2
Broadcast Services/Program	1.2
Beverages — Wine/Spirits	1.1
Television	1.1
Repurchase Agreements	1.1
Private Equity	1.0
Retail — Restaurants	1.0
Diversified Manufacturing Operations	1.0
Consumer Products — Misc.	1.0
Medical Labs & Testing Services	0.9
Insurance — Multi-line	0.9
Food — Confectionery	0.9
Computers	0.9
Machinery — General Industrial	0.9
Instruments — Scientific	0.9
Auto — Heavy Duty Trucks	0.8
Commercial Services — Finance	0.8
Auto/Truck Parts & Equipment — Original	0.8
Electronic Parts Distribution	0.7
Food — Meat Products	0.7
Electric Products — Misc.	0.7
Finance — Credit Card	0.7
Electronic Components — Misc.	0.6
Steel — Producers	0.6
Computer Software	0.6
Retail — Automobile	0.6
Apparel Manufacturers	0.6
Banks — Fiduciary	0.5
Registered Investment Companies	0.5
Tools — Hand Held	0.5
Real Estate Investment Trusts	0.4
Industrial Automated/Robotic	0.4
Building — Maintenance & Services	0.4
Electric — Integrated	0.3
Transport — Truck	0.3
Retail — Jewelry	0.3
Retail — Auto Parts	0.3

100.6%

*	Calculated as a percentage of net assets

239

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Advertising Agencies — 1.3%
Omnicom Group, Inc.	9,145	$576,135

Aerospace/Defense — 1.7%
General Dynamics Corp.	1,895	283,018
Raytheon Technologies Corp.	6,561	470,555

		753,573

Aerospace/Defense - Equipment — 2.4%
L3Harris Technologies, Inc.	5,725	1,099,143

Apparel Manufacturers — 0.6%
VF Corp.	3,136	261,542

Auto - Cars/Light Trucks — 2.1%
Ford Motor Co.	46,074	418,352
General Motors Co.	12,123	531,472

		949,824

Auto - Heavy Duty Trucks — 0.8%
PACCAR, Inc.	4,334	377,318

Auto/Truck Parts & Equipment - Original — 0.8%
Autoliv, Inc.	1,468	130,725
BorgWarner, Inc.	5,544	215,385

		346,110

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	6,277	245,556

Beverages - Non-alcoholic — 3.6%
Coca-Cola Co.	12,725	656,610
Keurig Dr Pepper, Inc.	11,144	339,335
PepsiCo, Inc.	4,413	636,487

		1,632,432

Beverages - Wine/Spirits — 1.1%
Brown-Forman Corp., Class B	6,277	506,303

Broadcast Services/Program — 1.2%
Discovery, Inc., Class A†#	8,413	226,394
Discovery, Inc., Class C†	12,625	303,252

		529,646

Building - Maintenance & Services — 0.4%
Rollins, Inc.	3,014	172,340

Building - Residential/Commercial — 2.0%
D.R. Horton, Inc.	4,748	353,726
Lennar Corp., Class A	4,173	316,564
PulteGroup, Inc.	5,459	238,176

		908,466

Commercial Services - Finance — 0.8%
Equifax, Inc.	2,183	364,343

Computer Services — 3.1%
Accenture PLC, Class A	3,663	912,417
International Business Machines Corp.	3,896	481,234

		1,393,651

Computer Software — 0.6%
Datadog, Inc., Class A†	2,786	275,591

Computers — 0.9%
Dell Technologies, Inc., Class C†	5,843	403,342

Consumer Products - Misc. — 1.0%
Clorox Co.	626	127,053
Kimberly-Clark Corp.	2,258	314,562

		441,615

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	2,689	$230,286
Procter & Gamble Co.	5,961	827,804

		1,058,090

Data Processing/Management — 3.0%
Fidelity National Information Services, Inc.	6,277	931,570
Paychex, Inc.	4,397	409,580

		1,341,150

Diversified Manufacturing Operations — 1.0%
3M Co.	2,571	444,089

Electric Products - Misc. — 0.7%
Emerson Electric Co.	3,994	306,819

Electric - Integrated — 0.3%
CenterPoint Energy, Inc.	6,809	157,901

Electronic Components - Misc. — 0.6%
Garmin, Ltd.	2,416	282,092

Electronic Components - Semiconductors — 4.6%
Intel Corp.	21,185	1,024,295
Micron Technology, Inc.†	9,235	591,871
Qorvo, Inc.†	1,363	213,555
Skyworks Solutions, Inc.	1,925	271,752

		2,101,473

Electronic Measurement Instruments — 1.9%
FLIR Systems, Inc.	2,571	98,315
Roper Technologies, Inc.	1,120	478,240
Trimble, Inc.†	4,934	295,399

		871,954

Electronic Parts Distribution — 0.7%
Arrow Electronics, Inc.†	3,469	317,934

Enterprise Software/Service — 2.0%
Black Knight, Inc.†	4,208	385,537
Oracle Corp.	8,847	510,649

		896,186

Finance - Credit Card — 0.7%
Western Union Co.	13,364	301,492

Finance - Other Services — 2.4%
Cboe Global Markets, Inc.	3,459	315,876
CME Group, Inc.	4,523	791,661

		1,107,537

Food - Confectionery — 0.9%
Mondelez International, Inc., Class A	7,046	404,793

Food - Meat Products — 0.7%
Tyson Foods, Inc., Class A	4,712	307,222

Food - Misc./Diversified — 1.2%
Campbell Soup Co.	2,640	132,053
General Mills, Inc.	4,325	263,046
Kellogg Co.	2,688	171,790

		566,889

Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	683	174,547

Instruments - Scientific — 0.9%
PerkinElmer, Inc.	2,922	388,626

Insurance Brokers — 2.9%
Arthur J. Gallagher & Co.	4,135	477,220
Brown & Brown, Inc.	5,737	258,337

240

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc.	5,248	$601,631

		1,337,188

Insurance - Life/Health — 2.5%
Aflac, Inc.	5,837	256,419
Athene Holding, Ltd., Class A†	3,746	166,135
Globe Life, Inc.	1,494	139,091
Lincoln National Corp.	4,637	218,959
Prudential Financial, Inc.	5,004	378,403

		1,159,007

Insurance - Multi-line — 0.9%
MetLife, Inc.	8,979	414,560

Insurance - Property/Casualty — 5.4%
Berkshire Hathaway, Inc., Class B†	5,347	1,223,982
Fidelity National Financial, Inc.	15,363	552,914
Progressive Corp.	7,667	667,872

		2,444,768

Investment Management/Advisor Services — 3.9%
BlackRock, Inc.	698	487,448
Franklin Resources, Inc.	12,902	283,715
T. Rowe Price Group, Inc.	6,913	991,394

		1,762,557

Machinery - General Industrial — 0.9%
Westinghouse Air Brake Technologies Corp.	5,318	389,809

Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	2,456	236,120
Quest Diagnostics, Inc.	1,454	180,267

		416,387

Medical Products — 1.3%
Hologic, Inc.†	7,217	498,911
Varian Medical Systems, Inc.†	593	103,170

		602,081

Medical - Biomedical/Gene — 3.0%
Alexion Pharmaceuticals, Inc.†	5,120	625,203
Biogen, Inc.†	1,785	428,704
Seagen, Inc.†	1,726	293,955

		1,347,862

Medical - Drugs — 4.6%
Bristol-Myers Squibb Co.	25,801	1,609,982
Jazz Pharmaceuticals PLC†	3,281	461,670

		2,071,652

Medical - HMO — 3.5%
Anthem, Inc.	3,992	1,243,588
Centene Corp.†	5,808	358,063

		1,601,651

Medical - Wholesale Drug Distribution — 1.5%
AmerisourceBergen Corp.	6,496	669,803

Oil Companies - Exploration & Production — 1.3%
EOG Resources, Inc.	7,811	366,180
Pioneer Natural Resources Co.	2,304	231,736

		597,916

Oil Companies - Integrated — 3.9%
Chevron Corp.	10,256	894,118
Exxon Mobil Corp.	22,818	870,050

		1,764,168

Security Description	Shares/ Principal Amount	Value (Note 2)

Pharmacy Services — 2.1%
Cigna Corp.	4,594	$960,789

Private Equity — 1.0%
Blackstone Group, Inc., Class A	7,813	465,264

Real Estate Investment Trusts — 0.4%
VEREIT, Inc.	26,621	188,743

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	936	138,247

Retail - Automobile — 0.6%
CarMax, Inc.†	2,871	268,381

Retail - Discount — 1.2%
Walmart, Inc.	3,683	562,726

Retail - Jewelry — 0.3%
Tiffany & Co.	1,136	149,361

Retail - Restaurants — 1.0%
McDonald’s Corp.	2,113	459,451

Steel - Producers — 0.6%
Nucor Corp.	5,181	278,220

Television — 1.1%
ViacomCBS, Inc., Class B	13,735	484,571

Tobacco — 1.9%
Altria Group, Inc.	9,718	387,068
Philip Morris International, Inc.	6,573	497,905

		884,973

Tools - Hand Held — 0.5%
Snap-on, Inc.	1,199	210,844

Transport - Services — 2.0%
C.H. Robinson Worldwide, Inc.	1,640	154,111
Expeditors International of Washington, Inc.	2,957	264,267
United Parcel Service, Inc., Class B	2,956	505,683

		924,061

Transport - Truck — 0.3%
Knight-Swift Transportation Holdings, Inc.	3,809	157,274

Total Long-Term Investment Securities
(cost $41,163,626)		44,978,038

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2) (cost $237,667)	237,667	237,667

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $482,000 and collateralized by $493,600 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $491,654 (cost $482,000)	$482,000	$482,000

TOTAL INVESTMENTS
(cost $41,883,293)(3)	100.6%	45,697,705
Liabilities in excess of other assets	(0.6)	(263,138)

NET ASSETS	100.0%	$45,434,567

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2020.

241

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

(2)

At November 30, 2020, the Fund had loaned securities with a total value of $226,394. This was secured by collateral of $237,667, which was received in cash and subsequently invested in short-term investments currently valued at $237,667 as reported in the Portfolio of Investments.

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$44,978,038	$—	$—	$44,978,038
Short-Term Investment Securities	237,667	—	—	237,667
Repurchase Agreements	—	482,000	—	482,000

Total Investments at Value	$45,215,705	$482,000	$—	$45,697,705

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

242

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2020 (unaudited)

Industry Allocation*

Medical — Drugs	7.7%
Diversified Banking Institutions	6.1
Medical — HMO	4.8
Real Estate Investment Trusts	4.6
Electric — Integrated	4.3
Aerospace/Defense	3.8
Insurance — Multi-line	3.8
Cable/Satellite TV	2.9
Chemicals — Diversified	2.8
Banks — Commercial	2.7
Insurance — Property/Casualty	2.7
Investment Management/Advisor Services	2.6
Networking Products	2.6
Medical Instruments	2.3
Web Portals/ISP	2.3
Retail — Restaurants	1.9
Retail — Building Products	1.8
Telecom Equipment — Fiber Optics	1.7
Banks — Super Regional	1.6
Electronic Components — Semiconductors	1.5
Food — Confectionery	1.5
Beverages — Non-alcoholic	1.5
Drug Delivery Systems	1.5
Building — Residential/Commercial	1.5
Machinery — Farming	1.4
Computer Services	1.4
Containers — Paper/Plastic	1.4
Electric — Distribution	1.4
Retail — Major Department Stores	1.4
Auto/Truck Parts & Equipment — Original	1.4
Transport — Rail	1.3
Electronic Components — Misc.	1.3
Semiconductor Components — Integrated Circuits	1.3
Transport — Truck	1.3
Aerospace/Defense — Equipment	1.3
Diversified Manufacturing Operations	1.2
Private Equity	1.2
Medical Products	1.1
Semiconductor Equipment	1.1
Apparel Manufacturers	1.1
Commercial Services — Finance	1.1
Software Tools	1.1
E-Commerce/Services	1.1
Food — Wholesale/Distribution	1.0
Oil Refining & Marketing	1.0
Building & Construction Products — Misc.	1.0
Repurchase Agreements	1.0
Oil Companies — Exploration & Production	0.9
Medical — Biomedical/Gene	0.5

99.8%

*	Calculated as a percentage of net assets

243

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Aerospace/Defense — 3.8%
General Dynamics Corp.	10,211	$1,525,013
Lockheed Martin Corp.	3,450	1,259,250
Raytheon Technologies Corp.	30,492	2,186,886

		4,971,149

Aerospace/Defense-Equipment — 1.3%
L3Harris Technologies, Inc.	8,710	1,672,233

Apparel Manufacturers — 1.1%
VF Corp.	17,004	1,418,134

Auto/Truck Parts & Equipment-Original — 1.4%
Gentex Corp.	53,500	1,744,100

Banks-Commercial — 2.7%
M&T Bank Corp.	12,073	1,406,384
Truist Financial Corp.	45,938	2,132,442

		3,538,826

Banks-Super Regional — 1.6%
PNC Financial Services Group, Inc.	14,509	2,003,258

Beverages-Non-alcoholic — 1.5%
Keurig Dr Pepper, Inc.	63,237	1,925,567

Building & Construction Products-Misc. — 1.0%
Fortune Brands Home & Security, Inc.	15,415	1,287,152

Building-Residential/Commercial — 1.5%
Lennar Corp., Class A	24,876	1,887,093

Cable/Satellite TV — 2.9%
Comcast Corp., Class A	74,819	3,758,906

Chemicals-Diversified — 2.8%
Celanese Corp.	14,015	1,812,560
FMC Corp.	15,836	1,837,134

		3,649,694

Commercial Services-Finance — 1.1%
Global Payments, Inc.	7,250	1,415,127

Computer Services — 1.4%
Amdocs, Ltd.	27,636	1,818,725

Containers-Paper/Plastic — 1.4%
Sealed Air Corp.	40,083	1,806,140

Diversified Banking Institutions — 6.1%
Bank of America Corp.	120,386	3,390,070
JPMorgan Chase & Co.	38,779	4,571,268

		7,961,338

Diversified Manufacturing Operations — 1.2%
Trane Technologies PLC	10,658	1,558,626

Drug Delivery Systems — 1.5%
Becton Dickinson and Co.	8,156	1,915,355

E-Commerce/Services — 1.1%
Booking Holdings, Inc.†	677	1,373,261

Electric-Distribution — 1.4%
Sempra Energy	13,992	1,783,700

Electric-Integrated — 4.3%
Dominion Energy, Inc.	24,951	1,958,404
Entergy Corp.	16,145	1,757,383
Exelon Corp.	45,989	1,888,768

		5,604,555

Electronic Components-Misc. — 1.3%
nVent Electric PLC	75,135	1,728,105

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 1.5%
Micron Technology, Inc.†	30,661	$1,965,063

Food-Confectionery — 1.5%
Mondelez International, Inc., Class A	33,733	1,937,961

Food-Wholesale/Distribution — 1.0%
Sysco Corp.	18,781	1,338,897

Insurance-Multi-line — 3.8%
Chubb, Ltd.	17,542	2,593,234
MetLife, Inc.	49,005	2,262,561

		4,855,795

Insurance-Property/Casualty — 2.7%
Assurant, Inc.	14,007	1,808,584
Progressive Corp.	18,664	1,625,821

		3,434,405

Investment Management/Advisor Services — 2.6%
BlackRock, Inc.	3,038	2,121,587
LPL Financial Holdings, Inc.	14,052	1,275,500

		3,397,087

Machinery-Farming — 1.4%
Deere & Co.	7,132	1,865,874

Medical Instruments — 2.3%
Medtronic PLC	26,562	3,020,099

Medical Products — 1.1%
Zimmer Biomet Holdings, Inc.	9,715	1,448,701

Medical-Biomedical/Gene — 0.5%
Biogen, Inc.†	2,869	689,048

Medical-Drugs — 7.7%
AstraZeneca PLC ADR	28,814	1,525,413
Eli Lilly & Co.	10,588	1,542,142
Merck & Co., Inc.	17,811	1,431,826
Pfizer, Inc.	95,955	3,676,036
Roche Holding AG	5,311	1,747,736

		9,923,153

Medical-Generic Drugs — 0.0%
Viatris, Inc.†	1	17

Medical-HMO — 4.8%
Anthem, Inc.	8,521	2,654,462
Centene Corp.†	23,693	1,460,674
UnitedHealth Group, Inc.	6,392	2,149,885

		6,265,021

Networking Products — 2.6%
Cisco Systems, Inc.	78,295	3,368,251

Oil Companies-Exploration & Production — 0.9%
Pioneer Natural Resources Co.	12,031	1,210,078

Oil Refining & Marketing — 1.0%
Phillips 66	22,051	1,335,850

Private Equity — 1.2%
Blackstone Group, Inc., Class A	26,056	1,551,635

Real Estate Investment Trusts — 4.6%
Crown Castle International Corp.	6,912	1,158,244
Gaming and Leisure Properties, Inc.	50,565	2,100,470
Highwoods Properties, Inc.	36,318	1,390,979
Host Hotels & Resorts, Inc.#	92,796	1,301,928

		5,951,621

244

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2020 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail-Building Products — 1.8%
Home Depot, Inc.	8,524	$2,364,643

Retail-Major Department Stores — 1.4%
TJX Cos., Inc.	27,849	1,768,690

Retail-Restaurants — 1.9%
McDonald’s Corp.	11,129	2,419,890

Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	12,362	1,719,307

Semiconductor Equipment — 1.1%
KLA Corp.	5,680	1,431,190

Software Tools — 1.1%
VMware, Inc., Class A†	9,991	1,397,641

Telecom Equipment-Fiber Optics — 1.7%
Corning, Inc.	59,809	2,238,053

Transport-Rail — 1.3%
Union Pacific Corp.	8,499	1,734,476

Transport-Truck — 1.3%
Knight-Swift Transportation Holdings, Inc.	41,207	1,701,437

Web Portals/ISP — 2.3%
Alphabet, Inc., Class C†	1,710	3,010,865

Total Long-Term Investment Securities
(cost $103,624,681)		128,165,792

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $1,274,000 and collateralized by $1,304,700 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $1,299,557 (cost $1,274,000)	$1,274,000	1,274,000

TOTAL INVESTMENTS
(cost $104,898,681)(1)	99.8%	129,439,792
Other assets less liabilities	0.2	215,387

NET ASSETS	100.0%	$129,655,179

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2020, the Fund had loaned securities with a total value of $217,914. This was secured by collateral of $232,450 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$54,810
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	147,188
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	5,045
United States Treasury Bills	0.00%	7/15/2021	734
United States Treasury Notes/Bonds	1.38% to 8.13%	01/31/2021 to 02/15/2030	24,673

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$128,165,792	$—	$—	$128,165,792
Repurchase Agreements	—	1,274,000	—	1,274,000

Total Investments at Value	$128,165,792	$1,274,000	$—	$129,439,792

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

245

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2020 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$123,311,240	$971,827,820	$315,871,370	$259,793,914	$904,593,738	$30,368,118	$910,752,855
Investment securities, at value (affiliated)*†	–	–	–	–	–	166,261,059	–
Repurchase agreements (cost approximates value)	–	–	–	2,748,000	4,592,000	–	–
Cash	–	–	–	848	–	–	6,823,425
Foreign cash*	24,432,781	–	–	–	248,284	–	108,139
Due from broker	944,158	–	–	–	–	–	–
Receivable for:
Fund shares sold	847	211,803	92,759	414	105,562	9,674	52,996
Dividends and interest	267,158	283,740	1,198,548	421,989	2,260,140	52,905	324,232
Investments sold	11,712	222,171	571,951	3,652,321	–	66,245	3,855,024
Investments sold on an extended settlement basis	–	–	–	–	–	1,636,960	–
Securities lending income	2,612	497	371	675	2,754	–	21,003
Prepaid expenses and other assets	29,700	26,957	18,959	28,147	28,735	9,470	28,061
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	37,592	80,117	4,587	–
Variation margin on futures contracts	32,169	–	–	–	–	19,950	–
Unrealized appreciation on forward foreign currency contracts	364,109	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	149,396,486	972,572,988	317,753,958	266,683,900	911,911,330	198,428,968	921,965,735

LIABILITIES:
Payable for:
Fund shares reacquired	102,089	112,707	39,448	108,207	251,826	92,229	1,122,805
Investments purchased	12,487	1,447,833	–	1,978,559	–	–	491,433
Investments purchased on an extended settlement basis	–	–	15,604,258	–	–	1,711,027	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	853,587
Investment advisory and management fees	57,412	564,584	122,046	166,821	514,696	39,804	543,897
Administrative service fee	7,662	52,352	16,574	13,936	48,601	1,665	48,221
Transfer agent fees and expenses	1,157	2,700	2,700	1,157	2,700	771	3,858
Directors’ fees and expenses	9,550	21,288	9,359	21,559	24,518	4,204	20,924
Other accrued expenses	139,966	97,812	79,369	57,785	110,771	53,592	246,472
Variation margin on futures contracts	176,362	–	–	–	–	–	–
Collateral upon return of securities loaned	6,047,096	162,718	661,408	3,841,068	–	–	1,941,078
Due to custodian	–	14	–	–	1,865	104	–
Due to broker	–	–	–	–	–	957,958	21
Unrealized depreciation on forward foreign currency contracts	518,401	–	–	–	–	–	–

TOTAL LIABILITIES	7,072,182	2,462,008	16,535,162	6,189,092	954,977	2,861,354	5,272,296

NET ASSETS	$142,324,304	$970,110,980	$301,218,796	$260,494,808	$910,956,353	$195,567,614	$916,693,439

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$127,038	$379,124	$279,544	$105,997	$801,129	$149,811	$976,172
Additional paid-in capital	127,151,774	321,075,934	270,835,446	154,461,506	847,654,508	153,677,539	734,860,275
Total accumulated earnings (loss)	15,045,492	648,655,922	30,103,806	105,927,305	62,500,716	41,740,264	180,856,992

NET ASSETS	$142,324,304	$970,110,980	$301,218,796	$260,494,808	$910,956,353	$195,567,614	$916,693,439

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	12,703,789	37,912,359	27,954,433	10,599,683	80,112,899	14,981,102	97,617,237
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.20	$25.59	$10.78	$24.58	$11.37	$13.05	$9.39

* Cost
Investment securities (unaffiliated)	$103,490,716	$455,459,508	$300,694,930	$188,760,359	$832,087,386	$29,699,245	$722,566,651

Investment securities (affiliated)	$–	$–	$–	$–	$–	$139,398,731	$–

Foreign cash	$24,146,582	$–	$–	$–	$247,552	$–	$108,466

† Including securities on loan	$6,362,622	$1,108,830	$2,521,814	$3,738,182	$–	$–	$14,779,674

See Notes to Financial Statements

246

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2020 (unaudited) — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$342,473,998	$290,178,292	$410,001,881	$143,609,441	$1,620,306,394	$954,749,308	$908,066,138
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	1,380,000	378,000	7,105,000	13,660,000	–	53,521,000
Cash	2,528,376	208	744	555	17,653	–	5,427
Foreign cash*	79,894	1,298,973	–	–	1,654	49,393	259,786
Due from broker	–	1,707,727	–	–	7	–	–
Receivable for:
Fund shares sold	61,145	31,521	2,170	12,948	75,317	93,835	457,315
Dividends and interest	796,162	1,517,841	53,552	462,207	904,486	718,943	2,866,849
Investments sold	4,569,964	15,526	–	–	19,813,538	558,460	11,143,119
Investments sold on an extended settlement basis	–	–	–	1,035,469	–	–	11,597,458
Securities lending income	4,176	1,004	–	867	1,556	98,388	–
Prepaid expenses and other assets	17,452	23,245	40,259	24,460	55,269	26,060	56,492
Due from investment adviser for expense reimbursements/fee waivers	–	4,785	186,418	–	208,459	28,160	23,015
Variation margin on futures contracts	–	–	–	–	–	–	75,905
Unrealized appreciation on forward foreign currency contracts	–	284,869	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	91,100
Unrealized appreciation on swap contracts	–	–	–	–	–	–	301,553

TOTAL ASSETS	350,531,167	296,443,991	410,663,024	152,250,947	1,655,044,333	956,322,547	988,465,157

LIABILITIES:
Payable for:
Fund shares reacquired	7,126	2,854	585,492	285,483	320,781	116,083	21,812
Investments purchased	3,498,356	–	–	–	20,950,196	2,351,158	1,133
Investments purchased on an extended settlement basis	–	–	–	2,060,371	–	–	39,677,231
Accrued foreign tax on capital gains	–	111,769	–	–	–	–	–
Investment advisory and management fees	206,420	119,626	137,164	60,898	881,016	743,727	337,681
Administrative service fee	18,699	15,965	22,882	8,127	86,940	50,797	51,192
Transfer agent fees and expenses	2,700	1,157	7,081	3,472	1,929	1,543	2,700
Directors’ fees and expenses	12,381	17,596	26,927	8,689	44,983	20,495	15,088
Other accrued expenses	104,448	167,560	87,609	55,313	229,876	103,753	129,862
Variation margin on futures contracts	–	–	–	–	2,660	–	6,016
Collateral upon return of securities loaned	4,062,244	197,938	–	–	256,150	3,408,207	–
Due to custodian	–	–	–	–	–	9	–
Due to broker	–	–	–	–	–	–	405,952
Unrealized depreciation on forward foreign currency contracts	–	2,050,647	–	–	–	–	9,928,185

TOTAL LIABILITIES	7,912,374	2,685,112	867,155	2,482,353	22,774,531	6,795,772	50,576,852

NET ASSETS	$342,618,793	$293,758,879	$409,795,869	$149,768,594	$1,632,269,802	$949,526,775	$937,888,305

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$448,282	$302,908	$4,098,066	$132,777	$698,008	$358,810	$777,095
Additional paid-in capital	333,323,758	302,873,422	405,707,378	137,369,596	802,626,044	476,746,470	838,427,610
Total accumulated earnings (loss)	8,846,753	(9,417,451)	(9,575)	12,266,221	828,945,750	472,421,495	98,683,600

NET ASSETS	$342,618,793	$293,758,879	$409,795,869	$149,768,594	$1,632,269,802	$949,526,775	$937,888,305

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	44,828,216	30,290,782	409,806,583	13,277,744	69,800,821	35,880,974	77,709,497
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.64	$9.70	$1.00	$11.28	$23.38	$26.46	$12.07

* Cost
Investment securities (unaffiliated)	$321,488,150	$283,129,211	$410,001,881	$132,595,004	$1,061,097,906	$608,795,366	$850,943,435

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$79,758	$1,297,186	$–	$–	$2,150	$49,453	$259,406

† Including securities on loan	$13,166,568	$2,367,970	$–	$7,104,255	$2,640,084	$17,335,443	$–

See Notes to Financial Statements

247

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2020 (unaudited) — (continued)

	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND	INTERNATIONAL VALUE FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$1,436,488,638	$202,838,713	$539,282,947	$354,201,428	$696,446,944	$197,101,275	$600,858,646
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	159,502,000	–	–	4,910,000	–	2,144,000	–
Cash	484	–	40,987,630	471	–	148	2,886
Foreign cash*	12,394,746	2,284,822	179,683	5,001,998	823,233	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	288,911	9,067	13,553	12,193	34,077	44,401	13,369
Dividends and interest	5,956,098	1,469,431	623,681	1,256,660	2,467,377	242,714	485,084
Investments sold	–	1,232,770	–	–	621	–	–
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Securities lending income	15,771	742	9,393	–	327	–	–
Prepaid expenses and other assets	50,166	16,721	34,978	29,329	40,466	17,859	22,757
Due from investment adviser for expense reimbursements/fee waivers	–	–	92,044	–	39,261	11,074	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	42,165	–	–
Swap premiums paid	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	1,614,696,814	207,852,266	581,223,909	365,412,079	699,894,471	199,561,471	601,382,742

LIABILITIES:
Payable for:
Fund shares reacquired	837,021	114,431	258,371	370,634	821,569	205,600	200,793
Investments purchased	3,409	3,636	–	–	1,065,625	384,481	–
Investments purchased on an extended settlement basis	532,874	1,734,634	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	1,621,298	–	–	–	–
Investment advisory and management fees	341,349	82,396	422,008	145,547	384,173	110,745	309,972
Administrative service fee	81,197	10,996	30,710	19,424	37,428	10,557	32,319
Transfer agent fees and expenses	5,784	2,701	2,700	2,627	3,086	2,701	3,087
Directors’ fees and expenses	44,941	9,648	28,732	21,897	34,148	5,742	17,199
Other accrued expenses	325,111	74,316	140,915	81,058	146,848	58,574	83,577
Variation margin on futures contracts	4,720,170	–	–	344,760	–	–	–
Collateral upon return of securities loaned	15,131,098	3,140,015	15,669,262	–	235,011	–	–
Due to custodian	–	–	–	–	255	–	–
Due to broker	–	–	–	6	26,531	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	129,141	–	–

TOTAL LIABILITIES	22,022,954	5,172,773	18,173,996	985,953	2,883,815	778,400	646,947

NET ASSETS	$1,592,673,860	$202,679,493	$563,049,913	$364,426,126	$697,010,656	$198,783,071	$600,735,795

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$2,155,241	$154,083	$347,362	$127,306	$719,624	$141,560	$294,775
Additional paid-in capital	1,420,166,546	183,915,245	352,017,110	237,107,959	697,927,523	117,508,577	279,397,926
Total accumulated earnings (loss)	170,352,073	18,610,165	210,685,441	127,190,861	(1,636,491)	81,132,934	321,043,094

NET ASSETS	$1,592,673,860	$202,679,493	$563,049,913	$364,426,126	$697,010,656	$198,783,071	$600,735,795

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	215,524,118	15,408,344	34,736,201	12,730,605	71,962,359	14,156,002	29,477,518
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.39	$13.15	$16.21	$28.63	$9.69	$14.04	$20.38

* Cost
Investment securities (unaffiliated)	$1,249,962,694	$191,751,519	$350,502,607	$296,160,361	$625,832,373	$133,301,323	$380,219,702

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$12,315,176	$2,243,720	$178,410	$4,954,730	$822,391	$–	$–

† Including securities on loan	$27,243,746	$7,924,846	$25,829,968	$–	$1,802,313	$–	$–

See Notes to Financial Statements

248

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2020 (unaudited) — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$3,161,205,294	$381,003,585	$750,804,061	$2,025,015,394	$195,460,865	$321,527,547	$1,131,973,502
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	21,093,000	–	18,141,000	3,850,000	2,391,000	6,812,000	86,624,000
Cash	508	640,221	501	24,658,302	233	219,060	75,203
Foreign cash*	–	2	–	1,037,099	–	–	–
Due from broker	–	–	–	–	–	–	1
Receivable for:
Fund shares sold	130,865	4,096	775,495	397,294	505,588	9,569	24,307
Dividends and interest	3,437,114	226,159	501,618	624,159	49,501	212,690	903,323
Investments sold	–	3,209,897	–	3,432,960	541,154	307,408	–
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Securities lending income	21,553	1,145	126	4,382	2,629	24,472	102,695
Prepaid expenses and other assets	159,593	17,136	17,405	83,121	10,649	30,558	55,063
Due from investment adviser for expense reimbursements/fee waivers	–	–	104,168	–	7,537	19,470	–
Variation margin on futures contracts	–	–	37,830	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	3,186,047,927	385,102,241	770,382,204	2,059,102,711	198,969,156	329,162,774	1,219,758,094

LIABILITIES:
Payable for:
Fund shares reacquired	3,362,475	459,112	9,831	333,861	135,378	671,692	909,363
Investments purchased	–	1,433,086	–	1,334,141	670,856	252,796	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	673,892	207,771	234,628	1,389,257	127,675	229,168	273,028
Administrative service fee	170,249	20,275	41,205	107,452	10,023	17,185	61,906
Transfer agent fees and expenses	7,316	2,700	5,400	5,785	1,464	1,157	6,861
Directors’ fees and expenses	138,742	11,403	10,942	62,413	3,928	24,694	48,368
Other accrued expenses	249,922	69,150	135,692	282,883	60,644	78,482	419,359
Variation margin on futures contracts	476,010	–	–	–	–	–	1,723,960
Collateral upon return of securities loaned	14,025,501	–	38,772	9,368,782	7,212,505	4,103,161	44,796,987
Due to custodian	–	–	–	–	–	–	–
Due to broker	14	–	50	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	19,104,121	2,203,497	476,520	12,884,574	8,222,473	5,378,335	48,239,832

NET ASSETS	$3,166,943,806	$382,898,744	$769,905,684	$2,046,218,137	$190,746,683	$323,784,439	$1,171,518,262

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,233,691	$181,860	$327,718	$515,867	$108,481	$263,164	$592,526
Additional paid-in capital	2,087,728,731	186,556,695	159,831,410	958,985,006	112,078,490	213,681,705	747,986,744
Total accumulated earnings (loss)	1,077,981,384	196,160,189	609,746,556	1,086,717,264	78,559,712	109,839,570	422,938,992

NET ASSETS	$3,166,943,806	$382,898,744	$769,905,684	$2,046,218,137	$190,746,683	$323,784,439	$1,171,518,262

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	123,369,111	18,186,020	32,771,813	51,586,680	10,848,140	26,316,361	59,252,597
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.67	$21.05	$23.49	$39.67	$17.58	$12.30	$19.77

* Cost
Investment securities (unaffiliated)	$2,313,655,219	$234,693,972	$221,812,593	$1,392,172,446	$144,470,381	$238,794,195	$844,391,143

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$2	$–	$946,642	$–	$–	$–

† Including securities on loan	$52,252,457	$12,904,928	$1,685,739	$14,026,346	$12,219,147	$15,989,014	$77,109,273

See Notes to Financial Statements

249

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2020 (unaudited) — (continued)

	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND	SYSTEMATIC VALUE FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$218,085,388	$167,840,989	$5,369,838,830	$146,859,918	$45,215,705	$128,165,792
Investment securities, at value (affiliated)*†	–	–	5,909,497	–	–	–
Repurchase agreements (cost approximates value)	–	–	56,735,000	–	482,000	1,274,000
Cash	2,505,499	–	338	501,419	480	340
Foreign cash*	–	–	–	–	–	–
Due from broker	–	–	27	–	–	–
Receivable for:
Fund shares sold	28,020	107,789	250,755	117,054	1,271	23,481
Dividends and interest	283,522	77,301	8,335,127	207,399	91,568	335,209
Investments sold	305,730	276,063	–	–	–	–
Investments sold on an extended settlement basis	–	–	–	–	–	–
Securities lending income	1,387	1,260	6,732	11,016	21	28
Prepaid expenses and other assets	12,447	10,218	329,028	13,396	6,918	11,359
Due from investment adviser for expense reimbursements/fee waivers	–	9,052	144,408	25,600	10,960	15,062
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	221,221,993	168,322,672	5,441,549,742	147,735,802	45,808,923	129,825,271

LIABILITIES:
Payable for:
Fund shares reacquired	148,249	8,151	1,363,526	62,111	57,125	19,110
Investments purchased	108,620	1,283,557	–	–	–	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	129,061	109,916	1,026,098	87,274	25,573	80,814
Administrative service fee	11,483	8,629	292,013	7,765	2,438	6,913
Transfer agent fees and expenses	2,621	1,157	8,101	2,698	1,543	2,700
Directors’ fees and expenses	9,572	4,573	242,298	7,731	1,573	5,942
Other accrued expenses	60,852	54,315	386,067	53,045	48,437	54,613
Variation margin on futures contracts	–	–	278,635	–	–	–
Collateral upon return of securities loaned	4,740,454	2,143,280	3,895,738	620,388	237,667	–
Due to custodian	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL LIABILITIES	5,210,912	3,613,578	7,492,476	841,012	374,356	170,092

NET ASSETS	$216,011,081	$164,709,094	$5,434,057,266	$146,894,790	$45,434,567	$129,655,179

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$199,225	$89,034	$1,126,198	$58,586	$35,042	$72,409
Additional paid-in capital	200,749,887	83,301,871	1,585,578,562	86,949,355	35,942,326	96,639,588
Total accumulated earnings (loss)	15,061,969	81,318,189	3,847,352,506	59,886,849	9,457,199	32,943,182

NET ASSETS	$216,011,081	$164,709,094	$5,434,057,266	$146,894,790	$45,434,567	$129,655,179

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	19,922,528	8,903,382	112,619,817	5,858,623	3,504,217	7,240,872
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.84	$18.50	$48.25	$25.07	$12.97	$17.91

* Cost
Investment securities (unaffiliated)	$205,832,879	$123,512,538	$2,117,951,845	$103,042,727	$41,401,293	$103,624,681

Investment securities (affiliated)	$–	$–	$5,495,221	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–

† Including securities on loan	$5,570,242	$8,408,474	$11,235,575	$1,910,998	$226,394	$217,914

See Notes to Financial Statements

250

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2020 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$697,695	$1,657,945	$4,127	$1,711,613	$14,243,196	$–	$12,354,979
Dividends (affiliated)	–	–	–	–	–	684,490	–
Securities lending income	15,007	2,103	2,178	1,611	10,428	–	170,567
Interest (unaffiliated)	416,990	1,608	3,058,467	–	–	258,550	–

Total investment income*	1,129,692	1,661,656	3,064,772	1,713,224	14,253,624	943,040	12,525,546

EXPENSES:
Investment advisory and management fees	341,660	3,302,842	733,035	963,150	3,127,479	241,648	3,125,260
Administrative service fee	45,598	305,894	99,407	80,361	295,383	11,312	276,060
Transfer agent fees and expenses	939	2,191	2,191	939	2,186	626	3,129
Custodian fees	88,109	17,107	28,287	5,318	30,733	11,793	128,461
Reports to shareholders	9,947	57,005	19,967	16,250	50,088	10,642	46,223
Audit and tax fees	26,115	16,331	23,244	16,332	16,383	16,661	23,867
Legal fees	48,853	15,704	8,968	8,208	17,009	7,746	22,749
Directors’ fees and expenses	3,344	21,782	7,520	5,711	25,033	4,884	18,546
Interest expense	–	–	–	–	13,473	–	6,328
License fee	673	670	673	806	8,000	673	670
Other expenses	32,073	29,185	21,365	24,974	32,052	16,546	33,903

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	597,311	3,768,711	944,657	1,122,049	3,617,819	322,531	3,685,196

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	(216,769)	(486,920)	(14,910)	–
Fees paid indirectly (Note 7)	(464)	–	–	–	–	–	(1,224)

Net expenses	596,847	3,768,711	944,657	905,280	3,130,899	307,621	3,683,972

Net investment income (loss)	532,845	(2,107,055)	2,120,115	807,944	11,122,725	635,419	8,841,574

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	6,311,055	50,345,831	4,596,815	11,872,522	(18,411,057)	(2,370,748)	23,174,980
Investments (affiliated)	–	–	–	–	–	1,485,854	–
Futures contracts	620,064	–	–	–	–	(2,876,374)	(49,871)
Forward contracts	549,193	–	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	906,586	–
Net realized foreign exchange gain (loss) on other assets and liabilities	330,330	179	–	–	42,226	–	(959,099)
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	7,810,642	50,346,010	4,596,815	11,872,522	(18,368,831)	(2,854,682)	22,166,010

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	14,553,477	137,458,089	802,459	39,423,851	124,184,998	(1,486,915)	180,636,869
Investments (affiliated)	–	–	–	–	–	20,660,747	–
Futures contracts	(34,977)	–	–	–	–	437,607	–
Forward contracts	205,466	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	130,436	(4)	–	–	16,917	–	65,377
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	(821,294)

Net unrealized gain (loss) on investments and foreign currencies	14,854,402	137,458,085	802,459	39,423,851	124,201,915	19,611,439	179,880,952

Net realized and unrealized gain (loss) on investments and foreign currencies	22,665,044	187,804,095	5,399,274	51,296,373	105,833,084	16,756,757	202,046,962

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,197,889	$185,697,040	$7,519,389	$52,104,317	$116,955,809	$17,392,176	$210,888,536

* Net of foreign withholding taxes on interest and dividends of	39,482	1,539	341	27,655	109,962	–	1,707,924

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$(115,842)

See Notes to Financial Statements

251

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2020 (unaudited) — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,538,100	$2,498,761	$–	$–	$3,785,085	$2,501,220	$5,122
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	26,450	5,574	–	5,948	123,084	192,049	9,028
Interest (unaffiliated)	–	1,377,405	246,118	1,846,815	–	8,711	8,260,637

Total investment income*	5,564,550	3,881,740	246,118	1,852,763	3,908,169	2,701,980	8,274,787

EXPENSES:
Investment advisory and management fees	1,284,550	724,760	858,162	368,476	5,100,887	4,315,497	1,989,392
Administrative service fee	116,480	96,727	143,163	49,177	500,945	294,325	300,515
Transfer agent fees and expenses	2,190	939	5,790	2,818	1,565	1,252	2,190
Custodian fees	26,857	122,614	11,094	8,859	32,846	24,555	23,208
Reports to shareholders	20,275	43,561	62,427	10,884	142,017	53,028	50,740
Audit and tax fees	17,375	25,102	22,022	19,555	16,703	17,446	20,642
Legal fees	6,123	31,520	8,199	10,509	33,482	16,219	75,045
Directors’ fees and expenses	9,269	7,218	11,331	3,996	36,206	21,492	21,538
Interest expense	16	19	–	–	1,686	–	2,109
License fee	670	670	672	673	15,083	670	670
Other expenses	32,870	31,393	12,018	20,665	45,366	28,900	23,714

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,516,675	1,084,523	1,134,878	495,612	5,926,786	4,773,384	2,509,763

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	(28,990)	(910,188)	–	(1,201,126)	(169,449)	(49,084)
Fees paid indirectly (Note 7)	–	–	–	–	–	–	–

Net expenses	1,516,675	1,055,533	224,690	495,612	4,725,660	4,603,935	2,460,679

Net investment income (loss)	4,047,875	2,826,207	21,428	1,357,151	(817,491)	(1,901,955)	5,814,108

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	934,587	(6,507,458)	18	218,245	73,314,169	51,732,947	30,528,699
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	–	–	164,444	–	605,520
Forward contracts	–	(3,945,599)	–	–	–	–	(141)
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	29,030	423,011	–	–	5,583	2,049	39,366
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	963,617	(10,030,046)	18	218,245	73,484,196	51,734,996	31,173,444

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	33,468,150	35,558,974	–	(793,419)	247,052,478	89,732,593	25,932,252
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	–	–	(40,810)	–	94,452
Forward contracts	–	(2,052,332)	–	–	–	–	(9,928,185)
Swap contracts	–	–	–	–	–	–	301,553
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	14,361	77,907	–	–	5,207	19,339	32,781
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	(75,155)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	33,482,511	33,509,394	–	(793,419)	247,016,875	89,751,932	16,432,853

Net realized and unrealized gain (loss) on investments and foreign currencies	34,446,128	23,479,348	18	(575,174)	320,501,071	141,486,928	47,606,297

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,494,003	$26,305,555	$21,446	$781,977	$319,683,580	$139,584,973	$53,420,405

* Net of foreign withholding taxes on interest and dividends of	186,753	183,705	–	–	15,235	14,164	(10,848)

** Net of foreign withholding taxes on capital gains of	$–	$9,227	$–	$–	$–	$–	$–

See Notes to Financial Statements

252

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2020 (unaudited) — (continued)

	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND	INTERNATIONAL VALUE FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$14,738,724	$–	$1,279,177	$3,917,663	$7,914,223	$1,386,296	$2,722,619
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	116,792	5,732	64,884	–	120,674	158	1,648
Interest (unaffiliated)	–	2,694,866	–	–	2,245	–	320

Total investment income*	14,855,516	2,700,598	1,344,061	3,917,663	8,037,142	1,386,454	2,724,587

EXPENSES:
Investment advisory and management fees	1,940,865	486,218	2,418,600	856,011	2,278,498	647,583	1,808,795
Administrative service fee	456,000	64,891	175,203	114,243	221,425	61,733	188,595
Transfer agent fees and expenses	4,665	2,191	2,190	2,278	2,503	2,191	2,505
Custodian fees	177,404	17,163	38,799	38,681	57,078	8,399	11,247
Reports to shareholders	82,353	12,910	30,807	41,358	44,362	14,232	36,637
Audit and tax fees	23,473	24,655	21,574	18,275	21,580	16,317	16,339
Legal fees	20,383	8,049	14,853	9,466	14,591	7,748	11,953
Directors’ fees and expenses	32,921	4,688	12,378	8,413	15,460	4,465	13,663
Interest expense	–	–	–	–	–	–	–
License fee	265,348	673	670	673	670	5,252	4,388
Other expenses	68,527	20,752	36,625	35,883	34,410	20,057	26,018

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,071,939	642,190	2,751,699	1,125,281	2,690,577	787,977	2,120,140

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(525,110)	–	(232,276)	(32,839)	–
Fees paid indirectly (Note 7)	–	–	–	–	–	(6,652)	–

Net expenses	3,071,939	642,190	2,226,589	1,125,281	2,458,301	748,486	2,120,140

Net investment income (loss)	11,783,577	2,058,408	(882,528)	2,792,382	5,578,841	637,968	604,447

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	1,156,362	5,062,060	27,163,557	(1,523,810)	(10,383,532)	10,870,057	42,934,360
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	11,191,612	–	–	6,748,569	–	–	–
Forward contracts	–	–	–	–	(1,615,982)	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	219,555	(23,589)	(2,756)	140,768	84,994	(183)	3,392
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	12,567,529	5,038,471	27,160,801	5,365,527	(11,914,520)	10,869,874	42,937,752

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	217,561,535	7,444,901	109,592,456	56,413,478	150,804,340	22,932,685	64,354,172
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	1,702,608	–	–	(3,950,553)	–	–	–
Forward contracts	–	–	–	–	(420,522)	–	–
Swap contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	259,185	19,930	23,148	37,151	85,515	–	4,574
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	(1,564,560)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	219,523,328	7,464,831	108,051,044	52,500,076	150,469,333	22,932,685	64,358,746

Net realized and unrealized gain (loss) on investments and foreign currencies	232,090,857	12,503,302	135,211,845	57,865,603	138,554,813	33,802,559	107,296,498

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$243,874,434	$14,561,710	$134,329,317	$60,657,985	$144,133,654	$34,440,527	$107,900,945

* Net of foreign withholding taxes on interest and dividends of	1,008,160	(1,716)	117,322	264,535	780,657	13,386	23,118

** Net of foreign withholding taxes on capital gains of	$–	$–	$3,079	$–	$–	$–	$–

See Notes to Financial Statements

253

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2020 (unaudited) — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$22,349,621	$1,051,620	$2,668,729	$2,925,024	$119,661	$1,494,897	$6,169,046
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	140,936	6,610	3,475	67,071	29,194	213,697	673,602
Interest (unaffiliated)	–	2,578	–	21,080	–	520	–

Total investment income*	22,490,557	1,060,808	2,672,204	3,013,175	148,855	1,709,114	6,842,648

EXPENSES:
Investment advisory and management fees	3,842,590	1,182,367	1,375,381	7,967,222	722,413	1,286,817	1,512,588
Administrative service fee	960,103	114,950	241,002	615,634	56,714	96,103	336,827
Transfer agent fees and expenses	5,964	2,190	4,380	4,680	1,362	939	5,714
Custodian fees	49,843	9,670	9,421	90,587	10,276	25,457	62,196
Reports to shareholders	125,863	22,515	43,030	146,043	11,782	16,889	57,044
Audit and tax fees	17,280	16,410	17,251	16,750	16,343	16,750	18,129
Legal fees	50,080	9,462	13,389	34,544	7,424	8,567	18,668
Directors’ fees and expenses	68,236	7,988	16,847	43,028	3,966	6,580	21,954
Interest expense	2,869	138	–	464	110	19	–
License fee	14,388	2,147	144,464	670	5,556	348	128,704
Other expenses	48,795	34,133	29,770	43,195	23,664	32,296	40,827

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,186,011	1, 401,970	1,894,935	8,962,817	859,610	1,490,765	2,202,651

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	(17,619)	(151,055)	–
Fees paid indirectly (Note 7)	–	(2,212)	–	(35,313)	(3,201)	(2,597)	–

Net expenses	5,186,011	1,399,758	1,894,935	8,927,504	838,790	1,337,113	2,202,651

Net investment income (loss)	17,304,546	(338,950)	777,269	(5,914,329)	(689,935)	372,001	4,639,997

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	94,263,760	32,664,272	2,445,346	261,788,718	16,942,003	17,248,277	39,068,944
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	9,512,674	–	14,030,186	–	–	–	14,750,252
Forward contracts	–	–	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(77)	–	(79,035)	–	279	–
Net increase from payment by affiliates (Note 3)	–	–	104,168	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	103,776,434	32,664,195	16,579,700	261,709,683	16,942,003	17,248,556	53,819,196

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	505,040,883	52,418,496	161,907,827	261,961,985	28,542,006	56,960,833	214,460,489
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	(2,671,780)	–	(2,523,182)	–	–	–	7,198,384
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(524)	–	79,755	–	(12)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	502,369,103	52,417,972	159,384,645	262,041,740	28,542,006	56,960,821	221,658,873

Net realized and unrealized gain (loss) on investments and foreign currencies	606,145,537	85,082,167	175,964,345	523,751,423	45,484,009	74,209,377	275,478,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$623,450,083	$84,743,217	$176,741,614	$517,837,094	$44,794,074	$74,581,378	$280,118,066

* Net of foreign withholding taxes on interest and dividends of	–	12,482	2,835	153,101	–	4,443	11,931

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

254

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2020 (unaudited) — (continued)

	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND	SYSTEMATIC VALUE FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,827,192	$300,371	$43,059,913	$1,010,504	$513,788	$1,431,940
Dividends (affiliated)	–	–	101,787	–	–	–
Securities lending income	9,578	8,897	51,759	18,401	320	873
Interest (unaffiliated)	–	40	–	–	–	–

Total investment income*	1,836,770	309,308	43,213,459	1,028,905	514,108	1,432,813

EXPENSES:
Investment advisory and management fees	721,204	614,263	6,075,004	499,957	154,583	467,625
Administrative service fee	64,168	48,223	1,702,100	44,483	14,736	40,006
Transfer agent fees and expenses	2,300	939	6,571	2,177	1,251	2,190
Custodian fees	12,697	9,663	61,372	20,006	11,235	8,965
Reports to shareholders	13,545	11,230	247,608	8,534	5,856	8,652
Audit and tax fees	16,347	16,337	17,273	17,238	16,339	16,328
Legal fees	8,720	7,182	84,514	38,562	7,731	6,937
Directors’ fees and expenses	4,437	3,341	123,123	3,163	1,069	2,842
Interest expense	4	26	726	59	–	–
License fee	5,530	4,127	25,507	670	1,975	24
Other expenses	22,313	25,535	62,010	23,822	25,032	24,509

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	871,265	740,866	8,405,808	658,671	239,807	578,078

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	(50,586)	(1,000,215)	(146,654)	(66,250)	(68,486)
Fees paid indirectly (Note 7)	(2,477)	–	–	(261)	–	(83)

Net expenses	868,788	690,280	7,405,593	511,756	173,557	509,509

Net investment income (loss)	967,982	(380,972)	35,807,866	517,149	340,551	923,304

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	3,975,929	22,418,482	211,363,239	1,729,740	9,067	2,776,771
Investments (affiliated)	–	–	(27,699)	–	–	–
Futures contracts	–	–	13,653,046	–	–	–
Forward contracts	–	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	740
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	3,975,929	22,418,482	224,988,586	1,729,740	9,067	2,777,511

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	36,309,371	18,711,906	660,443,389	24,180,001	3,824,681	12,750,776
Investments (affiliated)	–	–	1,323,169	–	–	–
Futures contracts	–	–	(1,818,800)	–	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	1,815
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	36,309,371	18,711,906	659,947,758	24,180,001	3,824,681	12,752,591

Net realized and unrealized gain (loss) on investments and foreign currencies	40,285,300	41,130,388	884,936,344	25,909,741	3,833,748	15,530,102

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,253,282	$40,749,416	$920,744,210	$26,426,890	$4,174,299	$16,453,406

* Net of foreign withholding taxes on interest and dividends of	3,737	–	–	154	–	1,032

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

255

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		CAPITAL CONSERVATION FUND		CORE EQUITY FUND
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$532,845	$1,995,418	$(2,107,055)	$(1,950,124)	$2,120,115	$5,439,201	$807,944	$2,836,134
Net realized gain (loss) on investments and foreign currencies	7,810,642	(11,951,627)	50,346,010	91,746,811	4,596,815	6,796,645	11,872,522	22,378,048
Net unrealized gain (loss) on investments and foreign currencies	14,854,402	8,261,742	137,458,085	68,509,442	802,459	10,407,892	39,423,851	(2,854,380)

Net increase (decrease) in net assets resulting from operations	23,197,889	(1,694,467)	185,697,040	158,306,129	7,519,389	22,643,738	52,104,317	22,359,802

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(4,210,644)	–	(86,238,340)	–	(7,486,947)	–	(23,169,204)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(9,503,081)	(13,008,489)	(46,592,162)	(22,297,824)	16,422,379	15,224,136	(14,675,050)	(4,534,427)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,694,808	(18,913,600)	139,104,878	49,769,965	23,941,768	30,380,927	37,429,267	(5,343,829)
NET ASSETS:
Beginning of period	128,629,496	147,543,096	831,006,102	781,236,137	277,277,028	246,896,101	223,065,541	228,409,370

End of period	$142,324,304	$128,629,496	$970,110,980	$831,006,102	$301,218,796	$277,277,028	$260,494,808	$223,065,541

See Notes to Financial Statements

256

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND		GLOBAL REAL ESTATE FUND
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,122,725	$26,653,508	$635,419	$2,923,580	$8,841,574	$18,452,780	$4,047,875	$8,556,157
Net realized gain (loss) on investments and foreign currencies	(18,368,831)	(21,192,407)	(2,854,682)	17,948,031	22,166,010	9,080,370	963,617	(12,786,006)
Net unrealized gain (loss) on investments and foreign currencies	124,201,915	(32,651,046)	19,611,439	(550,870)	179,880,952	(41,786,861)	33,482,511	(45,533,504)

Net increase (decrease) in net assets resulting from operations	116,955,809	(27,189,945)	17,392,176	20,320,741	210,888,536	(14,253,711)	38,494,003	(49,763,353)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(74,967,965)	–	(11,267,357)	–	(17,777,259)	–	(20,813,547)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(218,016,322)	154,460,809	(12,565,359)	(22,155,638)	4,333,717	(89,568,587)	(55,317,575)	(28,601,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(101,060,513)	52,302,899	4,826,817	215,222,253	215,222,253	(121,599,557)	(16,823,572)	(99,178,067)
NET ASSETS:
Beginning of period	1,012,016,866	959,713,967	190,740,797	203,843,051	701,471,186	823,070,743	359,442,365	458,620,432

End of period	$910,956,353	$1,012,016,866	$195,567,614	$190,740,797	$916,693,439	$701,471,186	$342,618,793	$359,442,365

See Notes to Financial Statements

257

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GLOBAL STRATEGY FUND		GOVERNMENT MONEY MARKET I FUND		GOVERNMENT SECURITIES FUND		GROWTH FUND
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,826,207	$9,152,587	$21,428	$3,947,837	$1,357,151	$3,027,861	$(817,491)	$2,029,655
Net realized gain (loss) on investments and foreign currencies	(10,030,046)	(14,116,065)	18	1,466	218,245	234,572	73,484,196	208,062,507
Net unrealized gain (loss) on investments and foreign currencies	33,509,394	2,757,644	–	–	(793,419)	8,643,191	247,016,875	98,551,716

Net increase (decrease) in net assets resulting from operations	26,305,555	(2,205,834)	21,446	3,949,303	781,977	11,905,624	319,683,580	308,643,878

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(36,956,013)	(21,429)	(3,947,837)	–	(3,464,038)	–	(121,995,009)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(15,254,613)	(1,832,479)	(5,405,128)	20,016,091	648,402	(3,475,349)	(46,107,265)	122,864,010

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,050,942	(40,994,326)	(5,405,111)	20,017,557	1,430,379	4,966,237	273,576,315	309,512,879
NET ASSETS:
Beginning of period	282,707,937	323,702,263	415,200,980	395,183,423	148,338,215	143,371,978	1,358,693,487	1,049,180,608

End of period	$293,758,879	$282,707,937	$409,795,869	$415,200,980	$149,768,594	$148,338,215	$1,632,269,802	$1,358,693,487

See Notes to Financial Statements

258

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	HEALTH SCIENCES FUND		INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,901,955)	$(1,368,129)	$5,814,108	$13,398,808	$11,783,577	$22,343,146	$2,058,408	$4,221,126
Net realized gain (loss) on investments and foreign currencies	51,734,996	84,792,905	31,173,444	2,889,476	12,567,529	(56,514,353)	5,038,471	2,202,989
Net unrealized gain (loss) on investments and foreign currencies	89,751,932	99,973,766	16,432,853	18,002,918	219,523,328	(12,960)	7,464,831	1,731,653

Net increase (decrease) in net assets resulting from operations	139,584,973	183,398,542	53,420,405	34,291,202	243,874,434	(34,184,167)	14,561,710	8,155,768

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(55,413,297)	–	(16,140,417)	–	(54,035,196)	–	(2,974,089)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(40,815,314)	(19,300,405)	119,861,061	45,882,284	101,995,028	293,296,266	16,673,700	(36,921,147)

TOTAL INCREASE (DECREASE) IN NET ASSETS	98,769,659	108,684,840	173,281,466	64,033,069	345,869,462	205,076,903	31,235,410	(31,739,468)
NET ASSETS:
Beginning of period	850,757,116	742,072,276	764,606,839	700,573,770	1,246,804,398	1,041,727,495	171,444,083	203,183,551

End of period	$949,526,775	$850,757,116	$937,888,305	$764,606,839	$1,592,673,860	$1,246,804,398	$202,679,493	$171,444,083

See Notes to Financial Statements

259

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL GROWTH FUND		INTERNATIONAL SOCIALLY RESPONSIBLE FUND		INTERNATIONAL VALUE FUND		LARGE CAP CORE FUND
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(882,528)	$(128,229)	$2,792,382	$5,698,515	$5,578,841	$13,487,740	$637,968	$1,600,704
Net realized gain (loss) on investments and foreign currencies	27,160,801	237,766	5,365,527	56,878,712	(11,914,520)	(69,069,557)	10,869,874	6,621,354
Net unrealized gain (loss) on investments and foreign currencies	108,051,044	43,668,282	52,500,076	(69,666,052)	150,469,333	(3,037,198)	22,932,685	16,867,944

Net increase (decrease) in net assets resulting from operations	134,329,317	43,777,819	60,657,985	(7,088,825)	144,133,654	(58,619,015)	34,440,527	25,090,002

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(530,816)	–	(18,692,073)	–	(17,228,045)	–	(13,642,078)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(33,053,512)	(47,834,963)	(22,902,444)	(11,366,171)	(51,245,648)	(8,515,305)	(10,357,629)	(3,175,366)

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,275,805	(4,587,960)	37,755,541	(37,147,069)	92,888,006	(84,362,365)	24,082,898	8,272,558
NET ASSETS:
Beginning of period	461,774,108	466,362,068	326,670,585	363,817,654	604,122,650	688,485,015	174,700,173	166,427,615

End of period	$563,049,913	$461,774,108	$364,426,126	$326,670,585	$697,010,656	$604,122,650	$198,783,071	$174,700,173

See Notes to Financial Statements

260

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		NASDAQ-100® INDEX FUND
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$604,447	$2,316,146	$17,304,546	$38,940,738	$(338,950)	$(88,202)	$777,269	$2,698,873
Net realized gain (loss) on investments and foreign currencies	42,937,752	55,418,774	103,776,434	90,453,329	32,664,195	20,667,275	16,579,700	58,963,135
Net unrealized gain (loss) on investments and foreign currencies	64,358,746	23,050,451	502,369,103	(183,709,038)	52,417,972	16,186,881	159,384,645	101,360,693

Net increase (decrease) in net assets resulting from operations	107,900,945	80,785,371	623,450,083	(54,314,971)	84,743,217	36,765,954	176,741,614	163,022,701

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(41,748,045)	–	(296,387,150)	–	(16,210,213)	–	(18,718,005)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(31,795,261)	8,291,452	(190,620,310)	187,502,822	(16,689,158)	(8,998,996)	(29,354,770)	(21,055,069)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,105,684	47,328,778	432,829,773	(163,199,299)	68,054,059	11,556,745	147,386,844	123,249,627
NET ASSETS:
Beginning of period	524,630,111	477,301,333	2,734,114,033	2,897,313,332	314,844,685	303,287,940	622,518,840	499,269,213

End of period	$600,735,795	$524,630,111	$3,166,943,806	$2,734,114,033	$382,898,744	$314,844,685	$769,905,684	$622,518,840

See Notes to Financial Statements

261

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND		SMALL CAP INDEX FUND
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(5,914,329)	$2,824,205	$(689,935)	$(1,146,764)	$372,001	$964,891	$4,639,997	$9,632,473
Net realized gain (loss) on investments and foreign currencies	261,709,683	218,482,412	16,942,003	15,564,804	17,248,556	9,712,336	53,819,196	55,928,555
Net unrealized gain (loss) on investments and foreign currencies	262,041,740	175,582,908	28,542,006	3,085,781	56,960,821	(2,682,249)	221,658,873	(88,784,386)

Net increase (decrease) in net assets resulting from operations	517,837,094	396,889,525	44,794,074	17,503,821	74,581,378	7,994,978	280,118,066	(23,223,358)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(167,892,734)	–	(21,153,681)	–	(23,425,775)	–	(140,525,121)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(94,702,007)	1,252,545	(14,574,095)	2,264,524	(15,291,470)	(4,093,062)	(7,156,715)	50,265,660

TOTAL INCREASE (DECREASE) IN NET ASSETS	423,135,087	230,249,336	30,219,979	(1,385,336)	59,289,908	(19,523,859)	272,961,351	(113,482,819)
NET ASSETS:
Beginning of period	1,623,083,050	1,392,833,714	160,526,704	161,912,040	264,494,531	284,018,390	898,556,911	1,012,039,730

End of period	$2,046,218,137	$1,623,083,050	$190,746,683	$160,526,704	$323,784,439	$264,494,531	$1,171,518,262	$898,556,911

See Notes to Financial Statements

262

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND		STOCK INDEX FUND		SYSTEMATIC CORE FUND
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$967,982	$2,367,558	$(380,972)	$(354,237)	$35,807,866	$93,349,452	$517,149	$1,051,419
Net realized gain (loss) on investments and foreign currencies	3,975,929	(1,093,541)	22,418,482	15,682,571	224,988,586	283,015,679	1,729,740	13,868,273
Net unrealized gain (loss) on investments and foreign currencies	36,309,371	(23,302,140)	18,711,906	11,427,528	659,947,758	187,950,002	24,180,001	2,379,254

Net increase (decrease) in net assets resulting from operations	41,253,282	(22,028,123)	40,749,416	26,755,862	920,744,210	564,315,133	26,426,890	17,298,946

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(21,290,802)	–	(13,852,479)	–	(402,859,884)	–	(14,147,413)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(2,351,980)	(3,147,232)	(7,269,070)	2,127,905	(311,876,807)	26,189,039	(2,171,331)	1,986,684

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,901,302	(46,466,157)	33,480,346	15,031,288	608,867,403	187,644,288	24,255,559	5,138,217
NET ASSETS:
Beginning of period	177,109,779	223,575,936	131,228,748	116,197,460	4,825,189,863	4,637,545,575	122,639,231	117,501,014

End of period	$216,011,081	$177,109,779	$164,709,094	$131,228,748	$5,434,057,266	$4,825,189,863	$146,894,790	$122,639,231

See Notes to Financial Statements

263

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SYSTEMATIC VALUE FUND		VALUE FUND
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$340,551	$815,174	$923,304	$2,014,352
Net realized gain (loss) on investments and foreign currencies	9,067	4,656,886	2,777,511	3,911,912
Net unrealized gain (loss) on investments and foreign currencies	3,824,681	(6,083,372)	12,752,591	(3,755,126)

Net increase (decrease) in net assets resulting from operations	4,174,299	(611,312)	16,453,406	2,171,138

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(6,042,555)	–	(12,520,789)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(2,972,662)	(325,456)	232,011	5,192,073

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,201,637	(6,979,323)	16,685,417	(5,157,578)
NET ASSETS:
Beginning of period	44,232,930	51,212,253	112,969,762	118,127,340

End of period	$45,434,567	$44,232,930	$129,655,179	$112,969,762

See Notes to Financial Statements

264

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 45 separate mutual funds (each, a “Fund” and collectively, the “Funds”), 34 of which are included in this report, and each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Socially Responsible Fund
Blue Chip Growth Fund	International Value Fund
Capital Conservation Fund	Large Cap Core Fund
Core Equity Fund	Large Capital Growth Fund
Dividend Value Fund	Mid Cap Index Fund
Dynamic Allocation Fund*	Mid Cap Strategic Growth Fund
Emerging Economies Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Aggressive Growth Fund
Government Money Market I Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Health Sciences Fund	Small-Mid Growth Fund
Inflation Protected Fund	Stock Index Fund
International Equities Index Fund	Systematic Core Fund
International Government Bond Fund	Systematic Value Fund
International Growth Fund	Value Fund

*

The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of November 30, 2020, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

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Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The Inflation Protected Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Emerging Economies Fund used futures contracts to equitize cash, providing exposure to equity markets. The Growth Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets. The Inflation Protected Fund used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the

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Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of asset and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Inflation Protected Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of November 30, 2020, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2020. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2020, please refer to the Portfolio of Investments.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)

	Interest Rate Contracts
Fund	Asset Derivatives				Liability Derivatives
Asset Allocation	$22,481	$—	$—	$—	$—	$—	$—	$—
Inflation Protected	75,905	301,553	—	—	6,016	—	—	—

	Equity Contracts
	Asset Derivatives				Liability Derivatives
Asset Allocation	$9,688	$—	$—	$—	$176,362	$—	$—	$—
Dynamic Allocation	19,950	—	1,540,925	—	—	—	—	—
Growth	—	—	—	—	2,660	—	—	—
International Equities Index	—	—	—	—	4,720,170	—	—	—
International Socially Responsible	—	—	—	—	344,760	—	—	—
Mid Cap Index	—	—	—	—	476,010	—	—	—
Nasdaq-100® Index	37,830	—	—	—	—	—	—	—
Small Cap Index	—	—	—	—	1,723,960	—	—	—
Stock Index	—	—	—	—	278,635	—	—	—

	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
Asset Allocation	$—	$—	$—	$364,109	$—	$—	$—	$518,401
Global Strategy	—	—	—	284,869	—	—	—	2,050,647
Inflation Protected	—	—	—	—	—	—	—	9,928,185
International Growth	—	—	—	—	—	—	—	—
International Value	—	—	—	42,165	—	—	—	129,141

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Asset Allocation	$(233,074)
Dynamic Allocation	(6,798)
Growth	50,184
Inflation Protected	94,452
International Equities Index	6,151,971
International Socially Responsible	669,463
Mid Cap Index	263,964
Nasdaq-100® Index	1,321,105
Small Cap Index	14,168,223
Stock Index	3,769,171

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

	Interest Rate Contracts
Asset Allocation	$(6,629)	$—	$—	$—	$—
Inflation Protected	605,520	—	—	—	—

	Equity Contracts
Asset Allocation	$626,693	$—	$—	$—	$—
Dynamic Allocation	(2,876,374)	—	—	(3,663,093)	—
Emerging Economies	(49,871)	—	—	—	—
Growth	164,444	—	—	—	—
International Equities Index	11,191,612	—	—	—	—
International Socially Responsible	6,748,569	—	—	—	—
Mid Cap Index	9,512,674	—	—	—	—
Nasdaq-100® Index	14,030,186	—	—	—	—
Small Cap Index	14,750,252	—	—	—	—
Stock Index	13,653,046	—	—	—	—

	Foreign Exchange Contracts
Asset Allocation	$—	$—	$—	$—	$549,193
Global Strategy	—	—	—	—	(3,945,599)
Inflation Protected	—	—	—	—	(141)
International Growth	—	—	—	(952,686)	—
International Value	—	—	—	—	(1,615,982)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

	Interest Rate Contracts
Asset Allocation	$135,489	$—	$—	$—	$—
Inflation Protected	94,452	301,553	—	—	—

	Equity Contracts
Asset Allocation	$(170,466)	$—	$—	$—	$—
Dynamic Allocation	437,607	—	—	246,268	—
Emerging Economies	—	—	—	—	—
Growth	(40,810)	—	—	—	—
International Equities Index	1,702,608	—	—	—	—
International Socially Responsible	(3,950,553)	—	—	—	—
Mid Cap Index	(2,671,780)	—	—	—	—
Nasdaq-100® Index	(2,523,182)	—	—	—	—
Small Cap Index	7,198,384	—	—	—	—
Stock Index	(1,818,800)	—	—	—	—

	Foreign Exchange Contracts
Asset Allocation	$—	$—	$—	$—	$205,466
Global Strategy	—	—	—	—	(2,052,332)
Inflation Protected	—	—	—	—	(9,928,185)
International Growth	—	—	—	784,774	—
International Value	—	—	—	—	(420,522)

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended November 30, 2020.

	Average Amount Outstanding During the Period
	Futures Contracts(2)	Foreign Forward Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Interest Rate Swap Contracts(2)
Portfolio
Asset Allocation	$27,483,479	$38,728,413	$—	$—	$—
Dynamic Allocation	14,108,117	—	1,772,321	—	—
Emerging Economies	1,422,785	—	—	—	—
Global Strategy	—	118,106,939	—	—	—
Growth	669,750	—	—	—	—
Inflation Protected	25,609,513	266,589,083	—	—	36,500,000
International Equities Index	86,248,544	—	—	—	—
International Socially Responsible	14,955,829	—	—	—	—
International Growth	—	—	1,669	—	—
International Value	—	35,930,927	—	—	—
Mid Cap Index	44,796,243	—	—	—	—
Nasdaq-100 Index	44,792,966	—	—	—	—
Small Cap Index	82,717,860	—	—	—	—
Stock Index	71,748,413	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of November 30, 2020. The repurchase agreements held by the Funds and the securities on loan as of November 30, 2020, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Asset Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Morgan Stanley Capital Services, Inc.	$364,109	$—	$—	$364,109	$518,401	$—	$—	$518,401	$(154,292)	$154,292	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, NA	$—	$—	$318,047	$318,047	$—	$—	$—	$—	$318,047	$(318,047)	$—
Goldman Sachs International	—	—	521,310	521,310	—	—	—	—	521,310	(521,310)	—
UBS AG	—	—	701,568	701,568	—	—	—	—	701,568	—	701,568

Total	$—	—	$1,540,925	$1,540,925	$—	$—	$—	$—	$1,540,925	$(839,357)	$701,568

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Global Strategy Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America, N.A.	$–	$–	$–	$–	$8,667	$–	$–	$8,667	$(8,667)	$–	$(8,667)
BNP Paribas SA	–	–	–	–	1,043	–	–	1,043	(1,043)	–	(1,043)
Citibank N.A.	28,136	–	–	28,136	907,155	–	–	907,155	(879,019)	879,019	–
Deutsch Bank AG	104,641	–	–	104,641	155,262	–	–	155,262	(50,621)	20,000	(30,621)
Goldman Sachs International	–	–	–	–	18,272	–	–	18,272	(18,272)	–	(18,272)
HSBC Bank PLC	40,534	–	–	40,534	795,328	–	–	795,328	(754,794)	754,794	–
JPMorgan Chase Bank N.A.	106,087	–	–	106,087	112,824	–	–	112,824	(6,737)	–	(6,737)
Morgan Stanley and Co., Inc.	–	–	–	–	828	–	–	828	(828)	–	(828)
Standard Chartered Bank	5,471	–	–	5,471	23,082	–	–	23,082	(17,611)	–	(17,611)
UBS AG	–	–	–	–	28,186	–	–	28,186	(28,186)	–	(28,186)

Total	$284,869	$–	$–	$284,869	$2,050,647	$–	$–	$2,050,647	$(1,765,778)	$1,653,813	$(111,965)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Canadian Imperial Bank Of Commerce	$—	$—	$—	$—	$73,865	$—	$—	$73,865	$(73,865)	$—	$(73,865)
Citibank N.A.	—	—	—	—	17,898	—	—	17,898	(17,898)	—	(17,898)
Credit Agricole Cib	—	—	—	—	1,378,682	—	—	1,378,682	(1,378,682)	—	(1,378,682)
Goldman Sachs International	—	—	—	—	4,920,139	—	—	4,920,139	(4,920,139)	—	(4,920,139)
HSBC Bank PLC	—	—	—	—	3,532,919	—	—	3,532,919	(3,532,919)	—	(3,532,919)
JPMorgan Chase Bank N.A.	—	—	—	—	752	—	—	752	(752)	—	(752)
Westpac Banking Corporation	—	—	—	—	3,930	—	—	3,930	(3,930)	—	(3,930)
Barclays Bank PLC	—	269,919	—	269,919	—	—	—	—	269,919	(269,919)	—

Total	$—	$269,919	$—	$269,919	$9,928,185	$—	$—	$9,928,185	$(9,658,266)	$(269,919)	$(9,928,185)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Value Fund
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$42,165	$–	$ –	$42,165	$129,141	$–	$–	$129,141	$(86,976)	$–	$(86,976)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Government Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk

A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

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VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

New Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Funds.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund(1)	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Systematic Core Fund(2)	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund(3)	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund(4)	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund(5)	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million

275

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

International Socially Responsible Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund(6)	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund(7)	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Large Cap Core Fund(8)	0.70% on the first $250 million
Systematic Value Fund(9)	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
International Value Fund(10)	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund(11)	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund(12)	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund(13)	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

(1)

VALIC has agreed to waive the Core Equity Fund’s advisory fees in order that such fees equal: 0.62% of the Fund’s average daily net assets on the Fund’s first $250 million, 0.57% on the next $250 million, 0.52% on the next $500 million, and 0.47% on assets over $1 billion.

(2)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Systematic Core Fund’s advisory fees in order that such fees equal: 0.530% on the first $500 million and 0.505% on assets over $500 million.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

(3)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Health Sciences Fund’s advisory fee in order that such fees equal: (a) 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million; and (b) 0.94% of the Fund’s average daily net assets when the Fund’s assets exceed $750 million.

(4)

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2020, VALIC has agreed to waive the Inflation Protected Fund’s advisory fees in order that such fees equal: 0.47% on the first $250 million of the Fund’s average monthly net assets, 0.42% on the next $250 million of the Fund’s average monthly net assets and 0.37% on average monthly net assets over $500 million.

(5)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter.

(6)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Global Strategy Fund’s advisory fees in order that such fees equal: 0.48% on the first $500 million and 0.44% on assets over $500 million.

(7)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Dividend Value Fund’s advisory fees in order that such fees equal: 0.64% of the Fund’s average daily net assets on Fund’s first $250 million; 0.61% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.56% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.51% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(8)

Pursuant to an Advisory Fee Waiver effective September 1, 2020, VALIC has contractually agreed to waive the Large Cap Core Fund’s advisory fees in order that such fees equal: 0.63% on the first $250 million of the Fund’s average monthly net assets, 0.58% on the next $250 million of the Fund’s average monthly net assets, 0.53% on the next $500 million of the Fund’s average monthly net assets and 0.48% on average monthly net assets over $1 billion.

(9)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Systematic Value Fund’s advisory fees in order that such fees equal: 0.40% of the Fund’s average daily net assets on Fund’s first $250 million; 0.35% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.30% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.25% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(10)

Pursuant to an Advisory Fee Wavier Agreement, VALIC has agreed to waive International Value Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.

(11)

VALIC has agreed to waive the Small-Mid Growth Fund’s advisory fees in order that such fees equal: 0.78% of the Fund’s average daily net assets on the Fund’s first $250 million; and 0.68% of the Fund’s net average daily net assets when the Fund’s assets exceed $250 million.

(12)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.57% of the average daily net assets on the first $500 million, 0.51% on the next $500 million, 0.48% on the next $500 million and 0.45% thereafter.

(13)

VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

For the six months ended November 30, 2020, the amount of investment advisory fees waived were as follows:

Fund	Amount
Core Equity	$216,769
Dividend Value	486,920
Dynamic Allocation	1,688
Global Strategy	28,990
Growth	1,201,126
Health Sciences	169,449
Inflation Protected	49,084
International Growth	525,110
International Value	232,276
Large Cap Core	32,839
Small-Mid Growth	50,586
Systematic Core	146,654
Systematic Value	66,250

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund, a portion of the Growth Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Franklin Advisers, Inc.—subadviser for the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund, Systematic Core Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund, Government Securities Fund and a portion of the Small Cap Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

277

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market I Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, a portion of the Growth Fund and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Victory Capital Management, Inc. (“Victory”)—subadviser for the Small Cap Aggressive Growth Fund.

Wellington Management Company LLP (“Wellington Management”)*—subadviser for the Inflation Protected Fund, Systematic Value Fund, Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management Incorporated (“WellsCap”)—subadviser for the International Value Fund and Small Cap Special Values Fund.

*	Effective September 28, 2020, Wellington Management replaced PineBridge as subadviser for the Inflation Protected Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2021. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual fee waivers and fee reimbursements will continue until September 30, 2021, subject to termination by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Dynamic Allocation	0.32%
Government Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Stock Index	0.29%
Systematic Core	0.85%
Value	0.85%

For the six months ended November 30, 2020, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Dynamic Allocation	$13,222
Small Cap Aggressive Growth	17,619
Small Cap	151,055
Stock Index	1,000,215
Value	68,486

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the six months ended November 30, 2020, VALIC voluntarily reimbursed $910,188 of expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended November 30, 2020, no amount was recouped by VALIC for the Dynamic Allocation Fund.

At November 30, 2020, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2021	May 31, 2022	November 30, 2022
Dynamic Allocation	$1,133	$26,890	$13,222

278

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the six months ended November 30, 2020, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2020, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the plan as selected by the Directors. For the six months ended November 30, 2020, certain Directors of VC I have deferred $20,981 of director compensation.

At November 30, 2020, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Asset Allocation	—%	—%	100.00%	—%	—%	—%	—%
Blue Chip Growth	0.01	—	99.16	0.83	0.00	—	0.00
Capital Conservation	—	—	77.98	4.22	2.31	5.76	9.73
Core Equity	—	—	100.00	—	—	—	—
Dividend Value	—	—	83.75	0.84	5.26	1.78	8.37
Dynamic Allocation	3.54	—	96.46	—	—	—	—
Emerging Economies	0.05	0.01	92.37	0.15	3.32	0.93	3.17
Global Real Estate	—	—	84.77	0.38	5.84	2.45	6.56
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	5.10	0.00	92.39	—	0.70	0.52	1.29
Government Securities	0.53	—	78.38	5.93	2.42	5.46	7.28
Growth	—	—	99.47	0.53	—	—	—
Health Sciences	0.02	—	99.98	—	—	—	—
Inflation Protected	—	—	86.89	0.28	3.64	2.50	6.69
International Equities Index	2.95	0.02	90.66	0.36	2.43	0.83	2.75
International Government Bond	—	—	65.57	0.36	8.28	8.36	17.43
International Growth	—	—	94.99	1.05	2.22	0.35	1.39
International Socially Responsible	0.34	—	99.44	0.22	—	—	—
International Value	0.02	—	91.77	0.78	3.48	0.79	3.16
Large Cap Core	—	—	81.38	4.32	6.17	1.67	6.46
Large Capital Growth	—	—	92.98	1.14	2.15	0.36	3.37
Mid Cap Index	0.69	0.04	97.51	0.11	0.65	0.16	0.84
Mid Cap Strategic Growth	—	—	92.11	—	3.09	0.67	4.13
Nasdaq-100® Index	2.15	0.06	95.30	—	0.33	0.26	1.90
Science & Technology	0.53	0.00	97.62	—	0.93	0.27	0.65
Small Cap Aggressive Growth	—	—	99.50	0.50	—	—	—
Small Cap	—	—	100.00	—	—	—	—
Small Cap Index	2.07	0.12	95.08	0.13	1.02	0.17	1.41
Small Cap Special Values	—	—	87.72	0.66	4.20	1.59	5.83
Small-Mid Growth	—	—	100.00	—	—	—	—
Stock Index	2.52	0.04	91.57	0.43	1.05	0.32	1.86
Systematic Core	2.05	—	95.43	2.52	—	—	—
Systematic Value	—	—	85.16	14.84	—	—	—
Value	—	—	63.08	5.94	11.88	2.79	16.31

@

The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

279

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended November 30, 2020, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2020	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 11/30/2020
VALIC Co. I Blue Chip Growth Fund	$7,206,817	$—	$—	$241,661	$948,250	$306,637	$1,257,298	$8,064,163
VALIC Co. I Capital Conservation Fund	12,647,556	—	—	1,244,979	1,493,298	98,038	217,310	12,714,585
VALIC Co. I Dividend Value Fund	7,151,356	—	—	243,940	717,508	(73,825)	1,020,800	7,624,763
VALIC Co. I Emerging Economies Fund	1,115,590	—	—	41,997	124,330	31,100	292,196	1,356,553
VALIC Co. I Global Real Estate Fund	1,262,539	—	—	52,498	151,419	(31,698)	171,348	1,303,268
VALIC Co. I Government Securities Fund	8,706,982	—	—	993,986	870,309	29,180	17,634	8,877,473
VALIC Co. I Growth Fund	7,784,470	—	—	254,785	1,162,103	238,940	1,504,584	8,620,676
VALIC Co. I Inflation Protected Fund	2,674,604	—	—	94,495	279,742	20,037	147,945	2,657,339
VALIC Co. I International Equities Index Fund	4,628,283	—	—	628,491	528,402	(27,974)	968,171	5,668,569
VALIC Co. I International Government Bond Fund	715,369	—	—	26,248	77,706	3,557	54,874	722,342
VALIC Co. I International Growth Fund	5,402,085	—	—	183,914	1,198,303	158,039	1,369,176	5,914,911
VALIC Co. I International Socially Responsible Fund	705,171	—	—	26,249	77,706	(9,622)	141,453	785,545
VALIC Co. I International Value Fund	4,068,187	—	—	765,367	489,549	(53,208)	1,148,947	5,439,744
VALIC Co. I Large Cap Core Fund	7,601,545	—	—	262,486	777,061	(47,925)	1,539,904	8,578,949
VALIC Co. I Large Capital Growth Fund	6,026,657	—	—	209,990	621,649	187,090	1,043,723	6,845,811
VALIC Co. I Mid Cap Index Fund	3,079,082	—	—	104,995	310,825	(21,876)	719,985	3,571,361
VALIC Co. I Small Cap Aggressive Growth Fund	781,838	—	—	26,248	77,706	(7,408)	232,348	955,320
VALIC Co. I Small Cap Index Fund	1,345,538	—	—	39,372	266,559	(94,575)	452,888	1,476,664
VALIC Co. I Small Cap Special Values Fund	1,233,324	—	—	39,373	116,559	(43,800)	318,635	1,430,973
VALIC Co. I Stock Index Fund	22,276,531	—	—	734,965	3,675,772	809,168	3,270,602	23,415,494
VALIC Co. I Systematic Core Fund	3,443,623	—	—	115,494	566,907	148,172	561,756	3,702,138
VALIC Co. I Systematic Value Fund	6,469,814	—	—	580,816	925,461	(249,678)	871,286	6,746,777
VALIC Co. I Value Fund	7,199,448	—	—	607,065	1,103,167	166,512	830,307	7,700,165
VALIC Co. II Capital Appreciation Fund	5,729,263	21,016	179,310	394,567	579,818	35,360	963,015	6,542,387
VALIC Co. II Core Bond Fund	9,741,217	316,838	67	1,350,263	986,868	76,486	(1,523)	10,179,575
VALIC Co. II High Yield Bond Fund	1,419,698	109,088	—	236,586	155,412	162	46,933	1,547,967
VALIC Co. II International Opportunities Fund	101,424	689	1,667	4,982	7,771	752	17,987	117,374
VALIC Co. II Large Cap Value Fund	3,404,596	67,748	183,734	422,226	357,448	(103,404)	528,181	3,894,151
VALIC Co. II Mid Cap Growth Fund	2,175,166	—	83,267	148,889	394,265	52,958	323,821	2,306,569
VALIC Co. II Mid Cap Value Fund	1,915,516	18,005	120,980	204,606	194,265	(66,739)	343,823	2,202,941
VALIC Co. II Small Cap Growth Fund	458,849	—	58,325	71,450	38,853	5,769	117,841	615,056
VALIC Co. II Small Cap Value Fund	324,180	4,953	10,301	28,377	38,853	(7,367)	82,968	389,305
VALIC Co. II Strategic Bond Fund	2,537,863	125,066	—	316,936	271,972	(7,172)	74,965	2,650,620
VALIC Co. II U.S. Socially Responsible Fund	1,480,689	21,087	268,935	342,520	155,412	(35,832)	9,566	1,641,531

	$152,814,870	$684,490	$906,586	$11,040,816	$19,741,228	$1,485,854	$20,660,747	$166,261,059

Stock Index Fund

Security	Value at 05/31/2020	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2020
American International Group, Inc.
Common Stock	$4,931,704	$101,787	$—	$—	$317,677	$(27,699)	$1,323,169	$5,909,497

280

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

During the six months ended November 30, 2020, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Global Real Estate Fund	Small-Mid Growth Fund
Goldman Sachs & Co.	$507	$1,219
Morgan Stanley & Co.	9,587	3,273
Wells Fargo Securities	—	926

On November 23, 2020, NASDAQ-100® Index Fund over bought 42 NASDAQ 100 E-Mini Index short futures contracts. On November 24, 2020, the Fund entered into offsetting closing contracts for such amounts resulting in a loss to the Fund of $104,168. The loss will be reimbursed evenly by VALIC and SunAmerica and is included in the Statement of Operations under the caption Net realized gain (loss) on futures contracts and as a receivable on the Statement of Assets and Liabilities under the caption Due from investment adviser for expense reimbursements/fee waivers.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended November 30, 2020 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$52,659,136	$69,181,567	$403,196	$636,526
Blue Chip Growth	95,561,552	146,700,386	—	—
Capital Conservation	51,971,335	51,573,601	73,160,845	54,857,494
Core Equity	40,929,650	55,134,057	—	—
Dividend Value	278,725,801	476,256,017	—	—
Dynamic Allocation	9,449,741	19,741,229	6,690,209	13,755,712
Emerging Economies	347,522,873	325,874,645	—	—
Global Real Estate	133,970,849	185,405,560	—	—
Global Strategy	40,397,469	62,040,972	—	4,852,797
Government Securities	1,149,251	314,029	11,784,240	12,329,677
Growth	241,246,467	300,530,328	—	—
Health Sciences	156,798,107	197,162,899	—	—
Inflation Protected	198,706,973	192,173,883	382,582,240	296,563,517
International Equities Index	19,122,764	15,038,846	—	—
International Government Bond	81,292,953	74,170,824	22,901,574	11,636,103
International Growth	25,072,699	73,078,709	—	—
International Socially Responsible	6,689,742	12,544,426	—	—
International Value	217,020,226	270,946,557	—	—
Large Cap Core	45,922,147	55,973,823	—	—
Large Capital Growth	61,227,019	91,416,062	—	—
Mid Cap Index	293,307,512	388,170,627	—	—
Mid Cap Strategic Growth	69,348,439	83,303,585	—	—
Nasdaq-100® Index	11,047,618	7,758,429	—	—
Science & Technology	697,054,968	791,903,595	—	—
Small Cap Aggressive Growth	65,224,064	81,041,976	—	—
Small Cap	34,773,408	48,875,730	—	—
Small Cap Index	116,827,443	117,309,236	—	—
Small Cap Special Values	42,231,874	39,744,464	—	—
Small-Mid Growth	80,132,555	88,171,308	—	—
Stock Index	63,333,843	347,785,652	—	—
Systematic Core	12,467,117	14,730,818	—	—
Systematic Value	30,440,115	32,939,490	—	—
Value	21,193,315	19,088,460	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, late year ordinary losses, inflation securities, investments in partnerships, corporate actions and derivative transactions.

281

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2020.

Fund	Identified Cost of Investments Owned@	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Asset Allocation	$107,269,081	$21,332,719	$(6,065,292)	$15,267,427
Blue Chip Growth	457,602,176	516,789,834	(2,564,190)	514,225,644
Capital Conservation	300,786,393	15,399,933	(314,956)	15,084,977
Core Equity	191,698,800	76,237,244	(5,394,130)	70,843,114
Dividend Value	845,557,092	100,510,598	(36,881,952)	63,628,646
Dynamic Allocation	171,226,730	29,838,471	(3,998,417)	25,840,054
Emerging Economies	725,357,669	204,657,444	(19,262,258)	185,395,186
Global Real Estate	335,798,147	31,668,241	(24,992,390)	6,675,851
Global Strategy	285,035,049	27,398,349	(22,927,797)	4,470,552
Government Money Market I	410,379,881	—	—	—
Government Securities	139,700,004	11,750,482	(736,046)	11,014,436
Growth	1,077,183,397	566,235,644	(9,493,456)	556,742,188
Health Sciences	614,374,462	360,234,055	(19,859,209)	340,374,846
Inflation Protected	904,741,124	61,732,900	(4,490,881)	57,242,019
International Equities Index	1,431,300,951	339,930,383	(173,537,710)	166,392,673
International Government Bond*	191,830,206	12,531,255	(1,522,748)	11,008,507
International Growth	352,163,351	189,443,710	(2,324,114)	187,119,596
International Socially Responsible	302,711,123	76,912,684	(24,462,933)	52,449,751
International Value	633,575,485	106,243,077	(43,533,858)	62,709,219
Large Cap Core	135,785,765	65,401,574	(1,942,064)	63,459,510
Large Capital Growth	380,622,651	222,650,739	(2,414,744)	220,235,995
Mid Cap Index	2,347,389,227	1,048,124,020	(215,886,732)	832,237,288
Mid Cap Strategic Growth	234,990,755	147,043,437	(1,030,607)	146,012,830
Nasdaq-100® Index	240,449,727	538,912,797	(7,775,253)	531,137,544
Science & Technology	1,435,083,195	1,269,852,319	(45,097,496)	1,224,754,823
Small Cap Aggressive Growth	148,130,277	55,488,766	(5,767,178)	49,721,588
Small Cap	246,211,924	98,295,254	(16,167,631)	82,127,623
Small Cap Index	934,263,216	414,287,302	(122,754,633)	291,532,669
Small Cap Special Values	208,936,182	34,555,834	(25,406,628)	9,149,206
Small-Mid Growth	123,614,620	45,227,673	(1,001,304)	44,226,369
Stock Index	2,215,405,245	3,395,865,313	(180,606,030)	3,215,259,283
Systematic Core	103,662,430	45,245,823	(2,048,335)	43,197,488
Systematic Value	42,725,917	4,336,305	(1,364,517)	2,971,788
Value	105,159,505	26,192,892	(1,912,605)	24,280,287

@	Includes amounts for derivatives
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2020.

The tax basis distributable earnings at May 31, 2020 and the tax character of distributions paid during the year ended May 31, 2020 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2020
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$1,545,279	$(2,490,072)	$1,617,801	$1,696,450	$2,514,194
Blue Chip Growth	—	92,536,381	376,767,559	—	86,238,340
Capital Conservation	8,316,842	—	14,282,518	7,486,947	—
Core Equity	2,570,418	20,270,537	31,419,263	3,646,472	19,522,732
Dividend Value	35,698,384	20,336,832	(60,552,774)	28,172,594	46,795,371
Dynamic Allocation	13,195,770	7,932,919	6,228,615	7,211,167	4,056,190
Emerging Economies	16,738,053	(38,605,372)	4,654,979	17,777,259	—
Global Real Estate	17,447,622	9,565,701	(26,793,568)	14,651,606	6,161,941
Global Strategy	12,172,403	(5,289,001)	(29,096,074)	20,806,640	16,149,373

282

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2020
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Government Money Market I	$15,008	$(13,174)	$—	$3,947,837	$—
Government Securities	3,069,893	(3,379,535)	11,807,856	3,464,038	—
Growth	9,361,725	190,304,971	309,730,319	4,808,271	117,186,738
Health Sciences	503,015	81,693,561	250,650,210	1,723,525	53,689,772
Inflation Protected	12,601,849	3,187,049	30,914,174	16,140,417	—
International Equities Index	24,795,440	4,452,767	(52,859,909)	32,087,309	21,947,887
International Government Bond*	7,263,492	—	7,436,293	2,974,089	—
International Growth	—	2,222,153	77,478,703	530,816	—
International Socially Responsible	6,206,106	66,812,525	36,613	6,806,200	11,885,873
International Value	11,420,756	(16,353,822)	(87,925,897)	16,269,086	958,959
Large Cap Core	1,437,566	7,181,470	40,526,825	1,983,560	11,658,518
Large Capital Growth	2,213,394	57,660,453	155,883,573	4,060,549	37,687,496
Mid Cap Index	34,850,010	104,096,933	329,868,185	45,054,408	251,332,742
Mid Cap Strategic Growth	313,152	19,939,745	93,594,858	—	16,210,213
Nasdaq-100® Index	3,949,956	62,476,291	366,587,507	4,516,004	14,202,001
Science & Technology	50,152,981	187,159,064	331,833,567	3,797,952	164,094,782
Small Cap Aggressive Growth	—	17,158,034	21,179,582	—	21,153,681
Small Cap	1,410,335	8,950,128	25,166,802	2,372,902	21,052,873
Small Cap Index	15,196,967	57,772,539	69,873,796	23,339,515	117,185,605
Small Cap Special Values	2,649,427	5,182,910	(27,160,165)	2,791,430	18,499,372
Small-Mid Growth	1,384,280	13,850,508	25,514,463	1,176,792	12,675,687
Stock Index	90,314,971	282,367,522	2,555,311,525	97,498,391	305,361,493
Systematic Core	942,974	15,177,268	19,017,487	1,584,227	12,563,186
Systematic Value	1,282,908	8,017,126	(852,893)	1,266,752	4,775,803
Value	1,840,636	3,370,672	11,530,606	2,389,914	10,130,875

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2020.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2020, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Capital Loss Carryforward Unlimited
Fund	ST	LT
Asset Allocation	$322,418	$2,167,654
Blue Chip Growth	—	—
Capital Conservation	—	—
Core Equity	—	—
Dividend Value	—	—
Dynamic Allocation	—	—
Emerging Economies	38,605,372	—
Global Real Estate	—	—
Global Strategy	1,407,609	3,881,392
Government Money Market I	13,174	—
Government Securities	1,210,045	2,169,490
Growth	—	—
Health Sciences	—	—
Inflation Protected	—	—
International Equities Index	—	—
International Government Bond*	—	—
International Growth	—	—
International Socially Responsible	—	—
International Value	13,226,937	3,126,885
Large Cap Core	—	—

283

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Capital Loss Carryforward Unlimited
Fund	ST	LT
Large Capital Growth	$—	$—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Systematic Core	—	—
Systematic Value	—	—
Value	—	—

*	The Capital Loss Carryforward is for the tax period ended September 30, 2020.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Asset Allocation	$—
Blue Chip Growth	—
Capital Conservation	3,196,233
Core Equity	—
Dividend Value	—
Dynamic Allocation	—
Emerging Economies	11,006,730
Global Real Estate	—
Global Strategy	—
Government Money Market I	1,466
Government Securities	—
Growth	—
Health Sciences	—
Inflation Protected	215,205
International Equities Index	—
International Government Bond*	323,641
International Growth	251,337
International Socially Responsible	—
International Value	—
Large Cap Core	—
Large Capital Growth	—
Mid Cap Index	—
Mid Cap Strategic Growth	—
Nasdaq-100® Index	—
Science & Technology	—
Small Cap Aggressive Growth	—
Small Cap	—
Small Cap Index	—
Small Cap Special Values	—
Small-Mid Growth	—
Stock Index	—
Systematic Core	—
Systematic Value	—
Value	—

284

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2020, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$504,810	$8,141,767	$168,855
Blue Chip Growth	323,707	6,010,920	—
Capital Conservation	—	—	—
Core Equity	—	401,513	—
Dividend Value	—	23,855,196	26,059,129
Dynamic Allocation	—	—	—
Emerging Economies	1,265,844	11,464,678	—
Global Real Estate	3,745,057	16,237,165	9,878,556
Global Strategy	7,541,746	4,948,994	499,339
Government Money Market I	—	—	—
Government Securities	—	—	—
Growth	109,418	—	—
Health Sciences	—	—	—
Inflation Protected	541,912	889,844	—
International Equities Index	975,697	16,461,936	32,190,594
International Government Bond*	1,352,200	—	—
International Growth	514,358	848,160	1,934,951
International Socially Responsible	1,018,015	1,894,164	3,520,845
International Value	1,307,676	6,854,872	44,587,084
Large Cap Core	—	2,450,664	—
Large Capital Growth	6,741	2,600,488	—
Mid Cap Index	—	14,220,461	—
Mid Cap Strategic Growth	142,365	2,283,077	—
Nasdaq-100® Index	—	—	—
Science & Technology	238,596	—	—
Small Cap Aggressive Growth	488,510	4,081,563	—
Small Cap	—	(112,828)	338,276
Small Cap Index	—	—	—
Small Cap Special Values	—	1,442,160	5,416,733
Small-Mid Growth	178,313	—	—
Stock Index	—	—	—
Systematic Core	—	1,670,520	—
Systematic Value	—	4,027,825	(864,370)
Value	—	249,503	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2020.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	202,857	$2,045,220	732,880	$7,343,423	471,767	$11,199,220	1,129,814	$22,660,527
Reinvested dividends	—	—	454,223	4,210,644	—	—	4,679,237	86,238,340
Shares redeemed	(1,113,329)	(11,548,301)	(2,464,630)	(24,562,556)	(2,508,945)	(57,791,382)	(6,586,064)	(131,196,691)

Net increase (decrease)	(910,472)	$(9,503,081)	(1,277,527)	$(13,008,489)	(2,037,178)	$(46,592,162)	(777,013)	$(22,297,824)

285

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Capital Conservation				Core Equity
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,420,618	$68,344,408	6,768,212	$69,954,743	36,348	$789,357	254,073	$5,160,131
Reinvested dividends	—	—	720,592	7,486,947	—	—	1,243,650	23,169,204
Shares redeemed	(4,861,265)	(51,922,029)	(6,084,849)	(62,217,554)	(704,118)	(15,464,407)	(1,558,803)	(32,863,762)

Net increase (decrease)	1,559,353	$16,422,379	1,403,955	$15,224,136	(667,770)	$(14,675,050)	(61,080)	$(4,534,427)

	Dividend Value				Dynamic Allocation
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,482,705	$67,636,246	24,350,179	$293,482,588	638,548	$7,846,167	704,958	$8,248,882
Reinvested dividends	—	—	7,704,827	74,967,965	—	—	971,324	11,267,357
Shares redeemed	(27,781,315)	(285,652,568)	(19,493,241)	(213,989,744)	(1,651,996)	(20,411,526)	(3,426,958)	(41,671,877)

Net increase (decrease)	(21,298,610)	$(218,016,322)	12,561,765	$154,460,809	(1,013,448)	$(12,565,359)	(1,750,676)	$(22,155,638)

	Emerging Economies				Global Real Estate
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,749,437	$117,358,912	17,993,592	$135,451,261	1,282,326	$9,408,725	10,156,537	$82,619,260
Reinvested dividends	—	—	2,348,383	17,777,259	—	—	2,703,058	20,813,547
Shares redeemed	(13,157,613)	(113,025,195)	(30,014,162)	(242,797,107)	(8,890,794)	(64,726,300)	(17,781,244)	(132,033,974)

Net increase (decrease)	591,824	$4,333,717	(9,672,187)	$(89,568,587)	(7,608,468)	$(55,317,575)	(4,921,649)	$(28,601,167)

	Global Strategy				Government Money Market I
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,075,638	$9,965,269	1,036,103	$10,533,979	145,136,211	$145,136,211	307,254,160	$307,254,160
Reinvested dividends	—	—	4,175,821	36,956,013	21,429	21,429	3,947,837	3,947,837
Shares redeemed	(2,719,492)	(25,219,882)	(4,892,385)	(49,322,471)	(150,562,768)	(150,562,768)	(291,185,906)	(291,185,906)

Net increase (decrease)	(1,643,854)	$(15,254,613)	319,539	$(1,832,479)	(5,405,128)	$(5,405,128)	20,016,091	$20,016,091

	Government Securities				Growth
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,826,632	$31,885,550	3,638,635	$39,971,278	2,743,188	$61,992,996	15,219,498	$268,746,925
Reinvested dividends	—	—	310,676	3,464,038	—	—	7,335,839	121,995,009
Shares redeemed	(2,773,892)	(31,237,148)	(4,283,537)	(46,910,665)	(5,118,489)	(108,100,261)	(14,564,181)	(267,877,924)

Net increase (decrease)	52,740	$648,402	(334,226)	$(3,475,349)	(2,375,301)	$(46,107,265)	7,991,156	$122,864,010

	Health Sciences				Inflation Protected
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	386,124	$9,303,517	958,363	$20,024,554	12,892,981	$150,835,595	17,835,117	$200,510,341
Reinvested dividends	—	—	2,780,396	55,413,297	—	—	1,435,980	16,140,417
Shares redeemed	(2,088,630)	(50,118,831)	(4,513,694)	(94,738,256)	(2,599,674)	(30,974,534)	(15,163,606)	(170,768,474)

Net increase (decrease)	(1,702,506)	$(40,815,314)	(774,935)	$(19,300,405)	10,293,307	$119,861,061	4,107,491	$45,882,284

286

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	International Equities Index				International Government Bond
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	32,416,014	$225,143,688	76,704,620	$504,353,589	3,299,184	$42,507,760	1,970,627	$23,897,567
Reinvested dividends	—	—	8,829,280	54,035,196	—	—	241,012	2,974,089
Shares redeemed	(18,321,302)	(123,148,660)	(38,766,612)	(265,092,519)	(2,016,083)	(25,834,060)	(5,272,898)	(63,792,803)

Net increase (decrease)	14,094,712	$101,995,028	46,767,288	$293,296,266	1,283,101	$16,673,700	(3,061,259)	$(36,921,147)

	International Growth				International Socially Responsible
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,270,005	$19,061,145	2,250,308	$26,438,652	821,734	$21,680,711	867,471	$21,879,209
Reinvested dividends	—	—	45,447	530,816	—	—	788,362	18,692,073
Shares redeemed	(3,562,898)	(52,114,657)	(6,359,485)	(74,804,431)	(1,720,356)	(44,583,155)	(2,070,852)	(51,937,453)

Net increase (decrease)	(2,292,893)	$(33,053,512)	(4,063,730)	$(47,834,963)	(898,622)	$(22,902,444)	(415,019)	$(11,366,171)

	International Value				Large Cap Core
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,289,611	$19,461,795	9,717,933	$78,218,887	175,459	$2,272,515	504,920	$5,657,916
Reinvested dividends	—	—	2,197,455	17,228,045	—	—	1,260,821	13,642,078
Shares redeemed	(7,993,875)	(70,707,443)	(11,332,021)	(103,962,237)	(1,005,973)	(12,630,144)	(1,908,941)	(22,475,360)

Net increase (decrease)	(5,704,264)	$(51,245,648)	583,367	$(8,515,305)	(830,514)	$(10,357,629)	(143,200)	$(3,175,366)

	Large Capital Growth				Mid Cap Index
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	228,018	$4,110,605	1,739,071	$29,242,688	3,492,071	$79,488,047	14,509,443	$357,166,957
Reinvested dividends	—	—	2,652,354	41,748,045	—	—	14,908,810	296,387,150
Shares redeemed	(1,935,796)	(35,905,866)	(3,654,400)	(62,699,281)	(11,862,628)	(270,108,357)	(20,878,267)	(466,051,285)

Net increase (decrease)	(1,707,778)	$(31,795,261)	737,025	$8,291,452	(8,370,557)	$(190,620,310)	8,539,986	$187,502,822

	Mid Cap Strategic Growth				Nasdaq-100® Index
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	230,545	$4,131,565	675,120	$11,057,914	1,571,325	$33,068,115	3,869,480	$65,857,433
Reinvested dividends	—	—	1,083,570	16,210,213	—	—	1,169,875	18,718,005
Shares redeemed	(1,123,766)	(20,820,723)	(2,260,777)	(36,267,123)	(2,844,418)	(62,422,885)	(6,441,639)	(105,630,507)

Net increase (decrease)	(893,221)	$(16,689,158)	(502,087)	$(8,998,996)	(1,273,093)	$(29,354,770)	(1,402,284)	$(21,055,069)

	Science & Technology				Small Cap Aggressive Growth
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	509,154	$17,771,609	779,369	$21,834,470	376,082	$5,858,457	989,238	$14,463,262
Reinvested dividends	—	—	6,576,292	167,892,734	—	—	1,773,150	21,153,681
Shares redeemed	(3,236,058)	(112,473,616)	(6,708,135)	(188,474,659)	(1,377,878)	(20,432,552)	(2,429,514)	(33,352,419)

Net increase (decrease)	(2,726,904)	$(94,702,007)	647,526	$1,252,545	(1,001,796)	$(14,574,095)	332,874	$2,264,524

287

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Small Cap				Small Cap Index
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	366,171	$3,759,412	858,175	$8,005,865	5,686,122	$94,853,924	7,636,178	$136,247,038
Reinvested dividends	—	—	2,608,661	23,425,775	—	—	9,644,826	140,525,121
Shares redeemed	(1,779,846)	(19,050,882)	(3,306,026)	(35,524,702)	(6,009,883)	(102,010,639)	(11,649,067)	(226,506,499)

Net increase (decrease)	(1,413,675)	$(15,291,470)	160,810	$(4,093,062)	(323,761)	$(7,156,715)	5,631,937	$50,265,660

	Small Cap Special Values				Small-Mid Growth
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,638,934	$15,060,982	1,174,145	$12,960,090	333,436	$5,179,329	542,366	$7,305,112
Reinvested dividends	—	—	2,363,019	21,290,802	—	—	1,152,452	13,852,479
Shares redeemed	(1,850,695)	(17,412,962)	(3,479,119)	(37,398,124)	(800,469)	(12,448,399)	(1,406,970)	(19,029,686)

Net increase (decrease)	(211,761)	$(2,351,980)	58,045	$(3,147,232)	(467,033)	$(7,269,070)	287,848	$2,127,905

	Stock Index				Systematic Core
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,906,957	$220,084,642	9,659,336	$406,955,320	494,223	$11,354,595	944,605	$20,089,047
Reinvested dividends	—	—	10,607,159	402,859,884	—	—	741,867	14,147,413
Shares redeemed	(12,094,287)	(531,961,449)	(18,632,641)	(783,626,165)	(598,769)	(13,525,926)	(1,497,315)	(32,249,776)

Net increase (decrease)	(7,187,330)	$(311,876,807)	1,633,854	$26,189,039	(104,546)	$(2,171,331)	189,157	$1,986,684

	Systematic Value				Value
	For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020		For the six months ended November 30, 2020 (unaudited)		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	90,251	$1,074,571	270,326	$3,347,990	453,778	$7,244,588	565,211	$9,330,893
Reinvested dividends	—	—	503,966	6,042,555	—	—	819,423	12,520,789
Shares redeemed	(336,750)	(4,047,233)	(699,103)	(9,716,001)	(432,240)	(7,012,577)	(913,870)	(16,659,609)

Net increase (decrease)	(246,499)	$(2,972,662)	75,189	$(325,456)	21,538	$232,011	470,764	$5,192,073

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended November 30, 2020, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, International Growth Fund and the International Value Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

288

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The Blue Chip Growth Fund, Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Prior to October 2, 2020, interest is payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective October 2, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended November 30, 2020, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Dividend Value	20	$13,473	$16,972,500	1.43%
Emerging Economies	10	6,328	16,205,000	1.41
Global Real Estate	1	16	400,000	1.41
Global Strategy	1	19	475,000	1.43
Growth	62	1,686	684,274	1.43
Inflation Protected	1	2,109	52,350,000	1.45
Mid Cap Index	9	2,869	8,050,000	1.42
Mid Cap Strategic Growth	8	138	440,625	1.42
Science & Technology	10	464	1,155,000	1.45
Small Cap Aggressive	5	110	565,000	1.40
Small Cap	4	19	118,750	1.44
Small Cap Special Values	1	4	100,000	1.45
Small-Mid Growth	1	26	650,000	1.43
Stock Index	5	726	3,665,000	1.43
Systematic Core	10	59	150,000	1.42

As of November 30, 2020, there were no outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2020, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment

289

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2020, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Large Capital Growth	$895,543	$—	$—
Small Cap	2,597	7,623	(4,235)

Note 12 — Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

Note 13 — Subsequent Events

Effective January 11, 2021 (the “Effective Date”), JPMIM replaced PineBridge as subadviser to the Asset Allocation Fund. As of the Effective Date, VALIC has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Fund to VALIC equals 0.45% of average monthly assets on the first $300 million, 0.425% on the next $200 million, and 0.40% thereafter.

The Board of Directors of VC I, and the Board of Trustees of VC II, on behalf of each of the funds below, (each, a “Target Fund”), have each determined that it is in the best interests of each of its respective Target Funds to reorganize into a series of VC I (each, an “Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization.” The Target Fund and the Acquiring Fund for each Reorganization are shown in the tables below. Each Target Fund expects to convene a special meeting of its shareholders on or about April 5, 2021 for the Reorganization Phase I Mergers and May 11, 2021 for the Reorganization Phase II Mergers, to vote on the approval of its Reorganization. Upon the closing of each Reorganization, shareholders of each Target Fund will receive a corresponding class of shares of each Acquiring Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

Reorganization Phase I Mergers

Target Fund	Acquiring Fund
Large Cap Value Fund, a series of VC II	Systematic Value Fund, a series of VC I
Value Fund, a series of VC I	Systematic Value Fund, a series of VC I
Core Equity Fund, a series of VC I	Systematic Core Fund, a series of VC I
Large Cap Core Fund, a series of VC I	Systematic Core Fund, a series of VC I
Mid Cap Growth Fund, a series of VC II	Mid Cap Strategic Growth Fund, a series of VC I
Small-Mid Growth Fund, a series of VC I	Mid Cap Strategic Growth Fund, a series of VC I
Health Sciences Fund, a series of VC I	Science & Technology Fund, a series of VC I

Reorganization Phase II Mergers

Target Fund	Acquiring Fund
Aggressive Growth Lifestyle Fund, a series of VC II	Aggressive Growth Lifestyle Fund, a series of VC I
Capital Appreciation Fund, a series of VC II	Capital Appreciation Fund, a series of VC I
Capital Conservation Fund, a series of VC I	Core Bond Fund, a series of VC I
Conservative Growth Lifestyle Fund, a series of VC II	Conservative Growth Lifestyle Fund, a series of VC I
Core Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
High Yield Bond Fund, a series of VC II	High Yield Bond Fund, a series of VC I
International Opportunities Fund, a series of VC II	International Opportunities Fund, a series of VC I
Mid Cap Value Fund, a series of VC II	Mid Cap Value Fund, a series of VC I
Moderate Growth Lifestyle Fund, a series of VC II	Moderate Growth Lifestyle Fund, a series of VC I
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Growth Fund, a series of VC II	Small Cap Growth Fund, a series of VC I
Small Cap Value Fund, a series of VC II	Small Cap Value Fund, a series of VC I
Strategic Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
U.S. Socially Responsible Fund, a series of VC II	U.S. Socially Responsible Fund, a series of VC I
Government Money Market II Fund, a series of VC II	Government Money Market I Fund, a series of VC I

290

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund							Blue Chip Growth Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$9.45		$9.91	$11.33	$11.00	$10.39	$12.38	$20.80		$19.18	$20.84	$17.27	$15.48	$17.96

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.14	0.18	0.16	0.16	0.23	(0.05)		(0.05)	(0.01)	(0.01)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.71		(0.30)	(0.55)	0.83	0.71	(0.66)	4.84		3.93	0.86	4.82	3.46	(0.24)

Total income (loss) from investment operations	1.75		(0.16)	(0.37)	0.99	0.87	(0.43)	4.79		3.88	0.85	4.81	3.47	(0.26)

Distributions from:
Net investment income	–		(0.12)	(0.17)	(0.18)	(0.26)	(0.24)	–		–	–	(0.01)	–	–
Net realized gain on securities	–		(0.18)	(0.88)	(0.48)	–	(1.32)	–		(2.26)	(2.51)	(1.23)	(1.68)	(2.22)

Total distributions	–		(0.30)	(1.05)	(0.66)	(0.26)	(1.56)	–		(2.26)	(2.51)	(1.24)	(1.68)	(2.22)

Net asset value at end of period	$11.20		$9.45	$9.91	$11.33	$11.00	$10.39	$25.59		$20.80	$19.18	$20.84	$17.27	$15.48

TOTAL RETURN(a)	18.52%		(1.46)%	(3.42)%	8.91%	8.35%	(2.16)%	23.03%		21.77%	4.22%	27.87%	23.49%	0.17%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.87	%@	0.77%	0.76%	0.72%	0.70%	0.70%	0.82	%@	0.83%	0.82%	0.83%	0.84%	0.84%
Ratio of expenses to average net assets(c)	0.87	%@	0.77%	0.76%	0.72%	0.70%	0.70%	0.82	%@	0.83%	0.82%	0.83%	0.84%	0.84%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		–	–	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.78	%@	1.39%	1.69%	1.40%	1.51%	2.00%	(0.46	)%@	(0.24)%	(0.03)%	(0.07)%	0.06%	(0.09)%
Ratio of net investment income (loss) to average net assets(c)	0.78	%@	1.39%	1.69%	1.40%	1.51%	2.00%	(0.46	)%@	(0.24)%	(0.03)%	(0.07)%	0.06%	(0.09)%
Portfolio turnover rate	49%		177%	113%	84%	161%	102%	11%		27%	30%	24%	27%	30%
Number of shares outstanding at end of period (000’s)	12,704		13,614	14,892	14,624	14,705	15,824	37,912		39,950	40,727	37,397	39,343	39,796
Net assets at end of period (000’s)	$142,324		$128,629	$147,543	$165,665	$161,767	$164,358	$970,111		$831,006	$781,236	$779,336	$679,516	$615,927

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

291

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Capital Conservation Fund							Core Equity Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$10.50		$9.88	$9.54	$9.85	$9.95	$9.92	$19.80		$20.16	$23.18	$21.92	$19.51	$20.38

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.23	0.25	0.20	0.18	0.18	0.07		0.26	0.28	0.26	0.25	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	0.20		0.71	0.32	(0.29)	(0.04)	0.06	4.71		1.62	(0.16)	3.13	3.14	(0.87)

Total income (loss) from investment operations	0.28		0.94	0.57	(0.09)	0.14	0.24	4.78		1.88	0.12	3.39	3.39	(0.66)

Distributions from:
Net investment income	–		(0.32)	(0.23)	(0.19)	(0.23)	(0.19)	–		(0.31)	(0.28)	(0.28)	(0.24)	(0.21)
Net realized gain on securities	–		–	–	(0.03)	(0.01)	(0.02)	–		(1.93)	(2.86)	(1.85)	(0.74)	–

Total distributions	–		(0.32)	(0.23)	(0.22)	(0.24)	(0.21)	–		(2.24)	(3.14)	(2.13)	(0.98)	(0.21)

Net asset value at end of period	$10.78		$10.50	$9.88	$9.54	$9.85	$9.95	$24.58		$19.80	$20.16	$23.18	$21.92	$19.51

TOTAL RETURN(a)	2.67%		9.55%	6.10%	(0.94)%	1.45%	2.47%	24.14%		10.04%	0.35%	15.42%	17.48%	(3.07)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.63	%@	0.64%	0.64%	0.64%	0.64%	0.64%	0.75	%@	0.75%	0.74%	0.77%	0.80%	0.80%
Ratio of expenses to average net assets(c)	0.63	%@	0.64%	0.64%	0.64%	0.64%	0.64%	0.93	%@	0.93%	0.92%	0.93%	0.92%	0.92%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.42	%@	2.23%	2.65%	2.10%	1.84%	1.77%	0.67	%@	1.21%	1.20%	1.10%	1.19%	1.11%
Ratio of net investment income (loss) to average net assets(c)	1.42	%@	2.23%	2.65%	2.10%	1.84%	1.77%	0.49	%@	1.03%	1.02%	0.94%	1.06%	0.99%
Portfolio turnover rate	37%		74%	72%	53%	56%	71%	17%		41%	29%	50%	36%	41%
Number of shares outstanding at end of period (000’s)	27,954		26,395	24,991	26,729	23,866	23,716	10,600		11,267	11,329	10,911	11,023	11,771
Net assets at end of period (000’s)	$301,219		$277,277	$246,896	$255,084	$235,063	$236,062	$260,495		$223,066	$228,409	$252,961	$241,647	$229,637

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

292

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dividend Value Fund							Dynamic Allocation Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$9.98		$10.80	$12.39	$12.09	$11.54	$13.23	$11.93		$11.49	$12.20	$11.74	$10.76	$12.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.29	0.29	0.26	0.25	0.31	0.04		0.18	0.17	0.12	0.15	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	1.25		(0.34)	(0.27)	0.74	1.62	(0.24)	1.08		1.00	0.00	1.00	1.13	(0.79)

Total income (loss) from investment operations	1.39		(0.05)	0.02	1.00	1.87	0.07	1.12		1.18	0.17	1.12	1.28	(0.62)

Distributions from:
Net investment income	–		(0.24)	(0.24)	(0.24)	(0.25)	(0.32)	–		(0.26)	(0.15)	(0.16)	(0.22)	(0.22)
Net realized gain on securities	–		(0.53)	(1.37)	(0.46)	(1.07)	(1.44)	–		(0.48)	(0.73)	(0.50)	(0.08)	(0.44)

Total distributions	–		(0.77)	(1.61)	(0.70)	(1.32)	(1.76)	–		(0.74)	(0.88)	(0.66)	(0.30)	(0.66)

Net asset value at end of period	$11.37		$9.98	$10.80	$12.39	$12.09	$11.54	$13.05		$11.93	$11.49	$12.20	$11.74	$10.76

TOTAL RETURN(a)	13.93%		(0.33)%	(0.17)%	8.14%	16.51%	2.20%	9.39%		10.43%	1.47%	9.45%	11.98%	(4.70)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.71	%@	0.74%	0.81%	0.81%	0.82%	0.82%	0.32	%@	0.32%	0.32%	0.31%	0.31%	0.32%
Ratio of expenses to average net assets(c)	0.82	%@	0.81%	0.81%	0.81%	0.83%	0.83%	0.33	%@	0.33%	0.32%	0.31%	0.32%	0.32%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.51	%@	2.61%	2.40%	2.06%	2.13%	2.55%	0.66	%@	1.47%	1.36%	0.97%	1.30%	1.50%
Ratio of net investment income (loss) to average net assets(c)	2.40	%@	2.54%	2.40%	2.06%	2.12%	2.54%	0.64	%@	1.45%	1.35%	0.96%	1.30%	1.51%
Portfolio turnover rate	34%		63%	46%	54%	41%	45%	9%		20%	11%	15%	14%	20%
Number of shares outstanding at end of period (000’s)	80,113		101,412	88,850	71,348	66,882	50,727	14,981		15,995	17,745	19,983	21,173	23,095
Net assets at end of period (000’s)	$910,956		$1,012,017	$959,714	$884,180	$808,699	$585,505	$195,568		$190,741	$203,843	$243,832	$248,630	$248,446

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

293

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Emerging Economies Fund							Global Real Estate Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$7.23		$7.71	$8.89	$7.94	$6.18	$7.84	$6.85		$8.00	$7.68	$7.63	$8.02	$8.60

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.19	0.18	0.16	0.13	0.13	0.09		0.15	0.17	0.18	0.16	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	2.07		(0.47)	(1.22)	0.92	1.74	(1.61)	0.70		(0.94)	0.44	0.28	0.21	(0.14)

Total income (loss) from investment operations	2.16		(0.28)	(1.04)	1.08	1.87	(1.48)	0.79		(0.79)	0.61	0.46	0.37	0.04

Distributions from:
Net investment income	–		(0.20)	(0.14)	(0.13)	(0.11)	(0.18)	–		(0.24)	(0.29)	(0.31)	(0.34)	(0.26)
Net realized gain on securities	–		–	–	–	–	–	–		(0.12)	–	(0.10)	(0.42)	(0.36)

Total distributions	–		(0.20)	(0.14)	(0.13)	(0.11)	(0.18)	–		(0.36)	(0.29)	(0.41)	(0.76)	(0.62)

Net asset value at end of period	$9.39		$7.23	$7.71	$8.89	$7.94	$6.18	$7.64		$6.85	$8.00	$7.68	$7.63	$8.02

TOTAL RETURN(a)	29.88%		(3.74)%	(11.75)%	13.50%	30.41%	(18.60)%	11.53%		(10.37)%	8.10%	6.19%	4.98%	1.53%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89	%@	0.91%	0.93%	0.93%	0.94%	0.97%	0.87	%@	0.85%	0.85%	0.86%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.89	%@	0.91%	0.93%	0.93%	0.94%	0.97%	0.87	%@	0.85%	0.85%	0.86%	0.85%	0.85%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.14	%@	2.35%	2.29%	1.80%	1.85%	2.02%	2.32	%@	1.84%	2.18%	2.34%	2.04%	2.18%
Ratio of net investment income (loss) to average net assets(c)	2.14	%@	2.35%	2.29%	1.80%	1.85%	2.02%	2.32	%@	1.84%	2.18%	2.34%	2.04%	2.18%
Portfolio turnover rate	41%		62%	72%	53%	69%	64%	40%		78%	44%	50%	47%	71%
Number of shares outstanding at end of period (000’s)	97,617		97,025	106,698	91,875	89,332	83,618	44,828		52,437	57,358	47,313	50,730	61,190
Net assets at end of period (000’s)	$916,693		$701,471	$823,071	$817,232	$708,873	$517,011	$342,619		$359,442	$458,620	$363,223	$387,137	$490,714

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

294

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund							Government Money Market I Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018		2017	2016

PER SHARE DATA
Net asset value at beginning of period	$8.85		$10.24	$12.02	$11.63	$10.48	$13.58	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.30	0.44	0.35	0.33	0.27	0.00		0.01	0.02	0.01		0.00	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	0.76		(0.41)	(1.02)	0.20	1.14	(1.80)	0.00		0.00	0.00	0.00		0.00	0.00

Total income (loss) from investment operations	0.85		(0.11)	(0.58)	0.55	1.47	(1.53)	0.00		0.01	0.02	0.01		0.00	0.00

Distributions from:
Net investment income	–		(0.64)	(0.26)	–	(0.10)	(0.72)	(0.00)		(0.01)	(0.02)	(0.01)		(0.00)	(0.00)
Net realized gain on securities	–		(0.64)	(0.94)	(0.16)	(0.22)	(0.85)	–		–	–	–		–	–

Total distributions	–		(1.28)	(1.20)	(0.16)	(0.32)	(1.57)	0.00		(0.01)	(0.02)	(0.01)		(0.00)	(0.00)

Net asset value at end of period	$9.70		$8.85	$10.24	$12.02	$11.63	$10.48	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

TOTAL RETURN(a)	9.60%		(1.01)%	(5.19)%	4.72%	14.16%	(10.23)%	0.01%		1.09%	1.69%	0.72	%(e)	0.08%	0.01	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.73	%@	0.72%	0.66%	0.65%	0.66%	0.64%	0.10	%@	0.45%	0.51%	0.51%		0.45%	0.26%
Ratio of expenses to average net assets(c)	0.75	%@	0.73%	0.66%	0.65%	0.66%	0.64%	0.53	%@	0.51%	0.51%	0.51%		0.53%	0.51%
Ratio of expense reductions to average net assets	–		0.00%	0.00%	0.00%	0.00%	0.00%	–		–	–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	1.95	%@	2.95%	3.78%	2.86%	2.94%	2.26%	0.01	%@	1.05%	1.70%	0.71%		0.08%	0.01%
Ratio of net investment income (loss) to average net assets(c)	1.93	%@	2.94%	3.78%	2.86%	2.94%	2.26%	(0.41	)%@	0.99%	1.70%	0.71%		(0.00)%	(0.24)%
Portfolio turnover rate	17%		108%	30%	30%	35%	26%	N/A		N/A	N/A	N/A		N/A	N/A
Number of shares outstanding at end of period (000’s)	30,291		31,935	31,615	32,421	36,070	41,208	409,807		415,212	395,196	311,723		330,780	343,490
Net assets at end of period (000’s)	$293,759		$282,708	$323,702	$389,638	$419,325	$431,935	$409,796		$415,201	$395,183	$311,708		$330,783	$343,490

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

295

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund							Growth Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$11.22		$10.57	$10.21	$10.63	$10.85	$10.82	$18.82		$16.35	$17.36	$15.00	$13.47	$16.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.23	0.23	0.23	0.21	0.22	(0.01)		0.03	0.06	0.07	0.10	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.04)		0.67	0.37	(0.37)	(0.18)	0.08	4.57		4.22	0.38	3.02	2.56	(0.52)

Total income (loss) from investment operations	0.06		0.90	0.60	(0.14)	0.03	0.30	4.56		4.25	0.44	3.09	2.66	(0.40)

Distributions from:
Net investment income	–		(0.25)	(0.24)	(0.28)	(0.25)	(0.27)	–		(0.07)	(0.07)	(0.10)	(0.12)	(0.10)
Net realized gain on securities	–		–	–	–	–	–	–		(1.71)	(1.38)	(0.63)	(1.01)	(2.43)

Total distributions	–		(0.25)	(0.24)	(0.28)	(0.25)	(0.27)	–		(1.78)	(1.45)	(0.73)	(1.13)	(2.53)

Net asset value at end of period	$11.28		$11.22	$10.57	$10.21	$10.63	$10.85	$23.38		$18.82	$16.35	$17.36	$15.00	$13.47

TOTAL RETURN(a)	0.53%		8.57%	5.98%	(1.32)%	0.35%	2.74%	24.23%		27.42%	2.65%	20.60%	20.48%	(0.63)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.67	%@	0.66%	0.67%	0.66%	0.64%	0.64%	0.63	%@	0.68%	0.74%	0.74%	0.76%	0.79%
Ratio of expenses to average net assets(c)	0.67	%@	0.66%	0.67%	0.66%	0.64%	0.64%	0.79	%@	0.81%	0.79%	0.79%	0.81%	0.81%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.84	%@	2.08%	2.24%	2.12%	1.95%	2.02%	(0.11	)%@	0.16%	0.34%	0.42%	0.71%	0.78%
Ratio of net investment income (loss) to average net assets(c)	1.84	%@	2.08%	2.24%	2.12%	1.95%	2.02%	(0.27	)%@	0.03%	0.29%	0.37%	0.66%	0.77%
Portfolio turnover rate	9%		17%	17%	3%	15%	17%	16%		219%	60%	58%	71%	102%
Number of shares outstanding at end of period (000’s)	13,278		13,225	13,559	11,890	13,689	14,278	69,801		72,176	64,185	69,279	66,758	70,537
Net assets at end of period (000’s)	$149,769		$148,338	$143,372	$121,425	$145,460	$154,987	$1,632,270		$1,358,693	$1,049,181	$1,202,649	$1,001,261	$949,998

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

296

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund									Inflation Protected Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$22.64		$19.35	$20.47	$19.26	$19.88	$27.01	$11.34		$11.07	$10.88	$11.07	$10.76	$10.92

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.05)		(0.04)	(0.03)	(0.05)	(0.04)	(0.09)	0.08		0.22	0.24	0.26	0.25	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	3.87		4.92	0.72	3.86	1.80	(3.83)	0.65		0.32	0.14	(0.14)	0.10	(0.16)

Total income (loss) from investment operations	3.82		4.88	0.69	3.81	1.76	(3.92)	0.73		0.54	0.38	0.12	0.35	(0.01)

Distributions from:
Net investment income	–		–	–	–	–	–	–		(0.27)	(0.18)	(0.21)	(0.03)	(0.13)
Net realized gain on securities	–		(1.59)	(1.81)	(2.60)	(2.38)	(3.21)	–		–	(0.01)	(0.10)	(0.01)	(0.02)

Total distributions	–		(1.59)	(1.81)	(2.60)	(2.38)	(3.21)	–		(0.27)	(0.19)	(0.31)	(0.04)	(0.15)

Net asset value at end of period	$26.46		$22.64	$19.35	$20.47	$19.26	$19.88	$12.07		$11.34	$11.07	$10.88	$11.07	$10.76

TOTAL RETURN(a)	16.87%		26.32%	3.09%	19.80%	9.37%	(13.12)%	6.44%		4.88%	3.51%	1.11%	3.29%	(0.09)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.04	%@	1.05%	1.05%	1.06%	1.07%	1.06%	0.55	%@	0.57%	0.56%	0.57%	0.58%	0.59%
Ratio of expenses to average net assets(c)	1.08	%@	1.09%	1.09%	1.09%	1.09%	1.09%	0.56	%@	0.57%	0.56%	0.57%	0.58%	0.59%
Ratio of expense reductions to average net assets	–		–	–	0.00%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.43	)%@	(0.18)%	(0.14)%	(0.23)%	(0.21)%	(0.40)%	1.29	%@	1.94%	2.27%	2.29%	2.33%	1.38%
Ratio of net investment income (loss) to average net assets(c)	(0.47	)%@	(0.21)%	(0.18)%	(0.27)%	(0.23)%	(0.43)%	1.28	%@	1.94%	2.27%	2.29%	2.33%	1.38%
Portfolio turnover rate	18%		37%	33%	44%	30%	31%	56%		38%	42%	34%	42%	33%
Number of shares outstanding at end of period (000’s)	35,881		37,583	38,358	37,583	36,215	40,409	77,709		67,416	63,309	54,697	57,066	42,345
Net assets at end of period (000’s)	$949,527		$850,757	$742,072	$769,233	$697,639	$803,402	$937,888		$764,607	$700,574	$595,043	$631,552	$455,830

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

297

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Index Fund							International Government Bond Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$6.19		$6.74	$7.41	$7.02	$6.22	$7.13	$12.14		$11.82	$11.64	$11.71	$11.43	$11.26

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.13	0.19	0.19	0.17	0.16	0.13		0.29	0.28	0.24	0.24	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	1.14		(0.36)	(0.62)	0.35	0.81	(0.89)	0.88		0.24	0.09	(0.20)	0.04	0.23

Total income (loss) from investment operations	1.20		(0.23)	(0.43)	0.54	0.98	(0.73)	1.01		0.53	0.37	0.04	0.28	0.50

Distributions from:
Net investment income	–		(0.19)	(0.24)	(0.15)	(0.18)	(0.18)	–		(0.21)	(0.18)	(0.11)	–	(0.29)
Net realized gain on securities	–		(0.13)	–	–	–	–	–		–	(0.01)	–	–	(0.04)

Total distributions	–		(0.32)	(0.24)	(0.15)	(0.18)	(0.18)	–		(0.21)	(0.19)	(0.11)	–	(0.33)

Net asset value at end of period	$7.39		$6.19	$6.74	$7.41	$7.02	$6.22	$13.15		$12.14	$11.82	$11.64	$11.71	$11.43

TOTAL RETURN(a)	19.39%		(3.42)%	(5.81)%	7.63%	15.98%	(9.99)%	8.32%		4.44%	3.26%	0.32%	2.45%	4.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.45	%@	0.43%	0.43%	0.42%	0.44%	0.43%	0.66	%@	0.65%	0.65%	0.65%	0.64%	0.64%
Ratio of expenses to average net assets(c)	0.45	%@	0.43%	0.43%	0.42%	0.44%	0.43%	0.66	%@	0.65%	0.65%	0.65%	0.64%	0.64%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.72	%@	1.89%	2.72%	2.57%	2.62%	2.52%	2.12	%@	2.34%	2.44%	2.04%	2.03%	2.45%
Ratio of net investment income (loss) to average net assets(c)	1.72	%@	1.89%	2.72%	2.57%	2.62%	2.52%	2.12	%@	2.34%	2.44%	2.04%	2.03%	2.45%
Portfolio turnover rate	1%		10%	15%	17%	11%	4%	46%		105%	94%	95%	70%	95%
Number of shares outstanding at end of period (000’s)	215,524		201,429	154,662	173,854	155,797	159,381	15,408		14,125	17,187	18,875	15,879	17,601
Net assets at end of period (000’s)	$1,592,674		$1,246,804	$1,041,727	$1,287,987	$1,093,865	$991,380	$202,679		$171,444	$203,184	$219,748	$185,943	$201,253

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

298

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund								International Socially Responsible Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,						Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019		2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$12.47		$11.35	$15.01		$13.04	$11.63	$14.18	$23.97		$25.91	$26.24	$23.78	$21.01	$22.11

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.02)		–	0.04		0.08	0.14	0.15	0.22		0.42	0.44	0.37	0.32	0.34
Net realized and unrealized gain (loss) on investments and foreign currencies	3.76		1.13	(0.19)		2.29	1.45	(1.58)	4.44		(0.96)	(0.29)	2.52	2.84	(1.02)

Total income (loss) from investment operations	3.74		1.13	(0.15)		2.37	1.59	(1.43)	4.66		(0.54)	0.15	2.89	3.16	(0.68)

Distributions from:
Net investment income	–		(0.01)	(0.10)		(0.19)	(0.18)	(0.17)	–		(0.51)	(0.48)	(0.43)	(0.39)	(0.42)
Net realized gain on securities	–		–	(3.41)		(0.21)	–	(0.95)	–		(0.89)	–	–	–	–

Total distributions	–		(0.01)	(3.51)		(0.40)	(0.18)	(1.12)	–		(1.40)	(0.48)	(0.43)	(0.39)	(0.42)

Net asset value at end of period	$16.21		$12.47	$11.35		$15.01	$13.04	$11.63	$28.63		$23.97	$25.91	$26.24	$23.78	$21.01

TOTAL RETURN(a)	29.99%		10.00%	(0.17	)%(e)	18.38%	13.81%	(9.20)%	19.44%		(2.05)%	0.57%	12.16%	15.15%	(2.83)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.86%	0.89%		0.98%	1.01%	1.01%	0.66	%@	0.63%	0.63%	0.62%	0.62%	0.63%
Ratio of expenses to average net assets(c)	1.05	%@	1.06%	1.09%		1.08%	1.10%	1.06%	0.66	%@	0.63%	0.63%	0.62%	0.62%	0.63%
Ratio of expense reductions to average net assets	–		–	–		0.00%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.34	)%@	(0.03)%	0.30%		0.58%	1.15%	1.21%	1.63	%@	1.57%	1.67%	1.44%	1.47%	1.65%
Ratio of net investment income (loss) to average net assets(c)	(0.54	)%@	(0.23)%	0.10%		0.47%	1.06%	1.16%	1.63	%@	1.57%	1.67%	1.44%	1.47%	1.65%
Portfolio turnover rate	5%		22%	35%		130%	39%	36%	2%		68%	2%	5%	23%	0%
Number of shares outstanding at end of period (000’s)	34,736		37,029	41,093		32,707	33,688	44,791	12,731		13,629	14,044	16,331	17,515	17,949
Net assets at end of period (000’s)	$563,050		$461,774	$466,362		$490,921	$439,222	$521,012	$364,426		$326,671	$363,818	$428,452	$416,564	$377,114

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

299

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Value Fund							Large Cap Core Fund
	Six Months Ended November 30, 2020#		Year Ended May 31					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$7.78		$8.93	$10.67	$10.54	$8.78	$10.44	$11.66		$11.00	$11.70	$11.35	$10.77	$13.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.18	0.20	0.21	0.20	0.18	0.04		0.11	0.12	0.11	0.12	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	1.84		(1.09)	(1.66)	0.13	1.75	(1.64)	2.34		1.52	0.23	0.98	1.44	(0.25)

Total income (loss) from investment operations	1.91		(0.91)	(1.46)	0.34	1.95	(1.46)	2.38		1.63	0.35	1.09	1.56	(0.13)

Distributions from:
Net investment income	–		(0.23)	(0.28)	(0.21)	(0.19)	(0.20)	–		(0.14)	(0.11)	(0.12)	(0.11)	(0.45)
Net realized gain on securities	–		(0.01)	–	–	–	–	–		(0.83)	(0.94)	(0.62)	(0.87)	(2.39)

Total distributions	–		(0.24)	(0.28)	(0.21)	(0.19)	(0.20)	–		(0.97)	(1.05)	(0.74)	(0.98)	(2.84)

Net asset value at end of period	$9.69		$7.78	$8.93	$10.67	$10.54	$8.78	$14.04		$11.66	$11.00	$11.70	$11.35	$10.77

TOTAL RETURN(a)	24.55%		(10.17)%	(13.83)%	3.19%	22.36%	(13.72)%	20.41%		15.53%	3.11%	9.46%	14.97%	1.84%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.74	%@	0.73%	0.77%	0.79%	0.80%	0.79%	0.82	%@	0.85%	0.84%	0.84%	0.83%	0.83%
Ratio of expenses to average net assets(c)	0.81	%@	0.80%	0.82%	0.79%	0.80%	0.79%	0.85	%@	0.85%	0.84%	0.84%	0.83%	0.83%
Ratio of expense reductions to average net assets	–		0.00%	0.00%	0.00%	0.00%	0.00%	0.01	%@	0.00%	0.01%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.68	%@	2.01%	1.97%	1.93%	2.04%	1.97%	0.68	%@	0.91%	1.03%	0.88%	1.03%	0.93%
Ratio of net investment income (loss) to average net assets(c)	1.61	%@	1.94%	1.92%	1.93%	2.04%	1.97%	0.65	%@	0.91%	1.03%	0.88%	1.03%	0.93%
Portfolio turnover rate	34%		64%	136%	30%	40%	21%	25%		49%	56%	59%	54%	53%
Number of shares outstanding at end of period (000’s)	71,962		77,667	77,083	81,504	83,103	93,244	14,156		14,987	15,130	15,408	15,120	15,240
Net assets at end of period (000’s)	$697,011		$604,123	$688,485	$869,416	$876,165	$818,993	$198,783		$174,700	$166,428	$180,349	$171,627	$164,060

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

300

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund							Mid Cap Index Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$16.82		$15.68	$15.01	$13.66	$12.21	$12.75	$20.75		$23.52	$28.04	$26.43	$24.87	$28.52

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02		0.08	0.13	0.10	0.10	0.09	0.14		0.30	0.32	0.35	0.30	0.32
Net realized and unrealized gain (loss) on investments and foreign currencies	3.54		2.50	1.71	2.09	1.87	0.04	4.78		(0.70)	(1.86)	3.45	3.91	(1.06)

Total income (loss) from investment operations	3.56		2.58	1.84	2.19	1.97	0.13	4.92		(0.40)	(1.54)	3.80	4.21	(0.74)

Distributions from:
Net investment income	–		(0.13)	(0.10)	(0.09)	(0.09)	(0.11)	–		(0.36)	(0.37)	(0.32)	(0.34)	(0.34)
Net realized gain on securities	–		(1.31)	(1.07)	(0.75)	(0.43)	(0.56)	–		(2.01)	(2.61)	(1.87)	(2.31)	(2.57)

Total distributions	–		(1.44)	(1.17)	(0.84)	(0.52)	(0.67)	–		(2.37)	(2.98)	(2.19)	(2.65)	(2.91)

Net asset value at end of period	$20.38		$16.82	$15.68	$15.01	$13.66	$12.21	$25.67		$20.75	$23.52	$28.04	$26.43	$24.87

TOTAL RETURN(a)	21.17%		17.08%	12.50%	16.00%	16.50%	1.73%	23.71%		(1.25)%	(5.76)%	14.51%	16.94%	(0.69)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75	%@	0.75%	0.75%	0.75%	0.75%	0.75%	0.36	%@	0.36%	0.36%	0.35%	0.36%	0.36%
Ratio of expenses to average net assets(c)	0.75	%@	0.75%	0.75%	0.75%	0.75%	0.75%	0.36	%@	0.36%	0.36%	0.35%	0.36%	0.36%
Ratio of expense reductions to average net assets	–		0.00%	–	0.00%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.21	%@	0.45%	0.81%	0.70%	0.76%	0.73%	1.20	%@	1.28%	1.20%	1.25%	1.14%	1.23%
Ratio of net investment income (loss) to average net assets(c)	0.21	%@	0.45%	0.81%	0.70%	0.76%	0.73%	1.20	%@	1.28%	1.20%	1.25%	1.14%	1.23%
Portfolio turnover rate	11%		37%	26%	21%	23%	24%	10%		14%	14%	15%	14%	15%
Number of shares outstanding at end of period (000’s)	29,478		31,185	30,448	29,613	30,427	32,186	123,369		131,740	123,200	122,466	128,379	119,786
Net assets at end of period (000’s)	$600,736		$524,630	$477,301	$444,633	$415,566	$393,063	$3,166,944		$2,734,114	$2,897,313	$3,434,089	$3,392,738	$2,979,477

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

301

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund							Nasdaq-100® Index Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$16.50		$15.49	$15.85	$13.92	$12.58	$15.35	$18.29		$14.08	$13.97	$12.11	$9.92	$10.36

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.02)		(0.00)	0.00	0.01	0.02	0.00	0.02		0.08	0.12	0.06	0.07	0.08
Net realized and unrealized gain (loss) on investments and foreign currencies	4.57		1.89	1.13	2.66	2.24	(0.82)	5.18		4.72	0.26	2.48	2.73	(0.02)

Total income (loss) from investment operations	4.55		1.89	1.13	2.67	2.26	(0.82)	5.20		4.80	0.38	2.54	2.80	0.06

Distributions from:
Net investment income	–		–	(0.00)	(0.01)	–	–	–		(0.14)	(0.06)	(0.07)	(0.08)	(0.07)
Net realized gain on securities	–		(0.88)	(1.49)	(0.73)	(0.92)	(1.95)	–		(0.45)	(0.21)	(0.61)	(0.53)	(0.43)

Total distributions	–		(0.88)	(1.49)	(0.74)	(0.92)	(1.95)	–		(0.59)	(0.27)	(0.68)	(0.61)	(0.50)

Net asset value at end of period	$21.05		$16.50	$15.49	$15.85	$13.92	$12.58	$23.49		$18.29	$14.08	$13.97	$12.11	$9.92

TOTAL RETURN(a)	27.58%		12.76%	7.45%	19.17%	18.43%	(2.91)%	28.43	%(e)	34.71%	2.76%	20.94%	28.88%	1.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%@	0.81%	0.81%	0.82%	0.82%	0.83%	0.52	%@	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.81	%@	0.81%	0.81%	0.82%	0.82%	0.83%	0.52	%@	0.53%	0.54%	0.54%	0.55%	0.56%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.20	)%@	(0.03)%	(0.02)%	0.03%	0.12%	0.00%	0.22	%@	0.49%	0.85%	0.49%	0.67%	0.80%
Ratio of net investment income (loss) to average net assets(c)	(0.20	)%@	(0.03)%	(0.02)%	0.03%	0.12%	0.00%	0.22	%@	0.49%	0.84%	0.48%	0.66%	0.78%
Portfolio turnover rate	21%		25%	31%	40%	38%	95%	1%		8%	6%	3%	4%	8%
Number of shares outstanding at end of period (000’s)	18,186		19,079	19,581	18,404	18,691	19,764	32,772		34,045	35,447	33,891	32,558	32,164
Net assets at end of period (000’s)	$382,899		$314,845	$303,288	$291,655	$260,170	$248,619	$769,906		$622,519	$499,269	$473,513	$394,400	$319,222

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by affiliates.

See Notes to Financial Statements

302

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund								Small Cap Aggressive Growth Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,						Six Months Ended November 30, 2020#		Year Ended May 31,
			2020		2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$29.88		$25.95		$31.14	$26.00	$21.30	$26.68	$13.55		$14.06	$16.44	$12.25	$10.17	$14.56

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.11)		0.05		(0.10)	(0.09)	(0.01)	(0.02)	(0.06)		(0.10)	(0.09)	(0.09)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	9.90		7.31		0.94	7.89	6.56	(0.71)	4.09		1.57	(0.13)	4.68	2.67	(2.61)

Total income (loss) from investment operations	9.79		7.36		0.84	7.80	6.55	(0.73)	4.03		1.47	(0.22)	4.59	2.63	(2.64)

Distributions from:
Net investment income	–		–		–	–	–	–	–		–	–	–	–	–
Net realized gain on securities	–		(3.43)		(6.03)	(2.66)	(1.85)	(4.65)	–		(1.98)	(2.16)	(0.40)	(0.55)	(1.75)

Total distributions	–		(3.43)		(6.03)	(2.66)	(1.85)	(4.65)	–		(1.98)	(2.16)	(0.40)	(0.55)	(1.75)

Net asset value at end of period	$39.67		$29.88		$25.95	$31.14	$26.00	$21.30	$17.58		$13.55	$14.06	$16.44	$12.25	$10.17

TOTAL RETURN(a)	32.76%		30.60	%(e)	3.04%	30.08%	31.82%	0.39%	29.74%		12.33%	(0.89)%	37.58%	26.17%	(16.21)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.97	%@	0.97%		0.98%	0.97%	0.99%	0.99%	0.99	%@	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.97	%@	0.97%		0.98%	0.97%	0.99%	0.99%	1.01	%@	1.01%	1.00%	1.00%	1.02%	1.01%
Ratio of expense reductions to average net assets	0.00	%@	0.01%		0.00%	0.00%	0.01%	0.01%	0.00	%@	0.00%	0.01%	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	(0.64	)%@	0.19%		(0.35)%	(0.33)%	(0.06)%	(0.07)%	(0.82	)%@	(0.71)%	(0.61)%	(0.61)%	(0.33)%	(0.24)%
Ratio of net investment income (loss) to average net assets(c)	(0.64	)%@	0.19%		(0.35)%	(0.33)%	(0.06)%	(0.07)%	(0.84	)%@	(0.73)%	(0.63)%	(0.62)%	(0.36)%	(0.26)%
Portfolio turnover rate	39%		98%		89%	84%	92%	107%	39%		87%	94%	74%	82%	101%
Number of shares outstanding at end of period (000’s)	51,587		54,314		53,666	45,064	43,461	43,694	10,848		11,850	11,517	9,560	9,176	10,084
Net assets at end of period (000’s)	$2,046,218		$1,623,083		$1,392,834	$1,403,433	$1,130,159	$930,756	$190,747		$160,527	$161,912	$157,170	$112,391	$102,540

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

303

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund							Small Cap Index Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$9.54		$10.30	$11.54	$11.59	$10.96	$14.18	$15.08		$18.76	$22.81	$20.23	$17.91	$21.23

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.04	0.05	0.05	0.03	0.04	0.08		0.17	0.22	0.22	0.21	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	2.75		0.14	(0.27)	1.97	1.58	(1.17)	4.61		(0.99)	(2.25)	3.85	3.43	(1.86)

Total income (loss) from investment operations	2.76		0.18	(0.22)	2.02	1.61	(1.13)	4.69		(0.82)	(2.03)	4.07	3.64	(1.62)

Distributions from:
Net investment income	–		(0.04)	(0.05)	(0.04)	(0.04)	(0.03)	–		(0.32)	(0.24)	(0.22)	(0.23)	(0.25)
Net realized gain on securities	–		(0.90)	(0.97)	(2.03)	(0.94)	(2.06)	–		(2.54)	(1.78)	(1.27)	(1.09)	(1.45)

Total distributions	–		(0.94)	(1.02)	(2.07)	(0.98)	(2.09)	–		(2.86)	(2.02)	(1.49)	(1.32)	(1.70)

Net asset value at end of period	$12.30		$9.54	$10.30	$11.54	$11.59	$10.96	$19.77		$15.08	$18.76	$22.81	$20.23	$17.91

TOTAL RETURN(a)	28.93%		2.27%	(1.94)%	17.95%	14.64%	(5.20)%	31.10%		(3.87)%	(9.23)%	20.42%	20.25%	(6.05)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93	%@	0.93%	0.93%	0.93%	0.93%	0.93%	0.44	%@	0.44%	0.40%	0.40%	0.41%	0.42%
Ratio of expenses to average net assets(c)	1.04	%@	1.03%	1.03%	1.03%	1.02%	1.01%	0.44	%@	0.44%	0.40%	0.40%	0.41%	0.42%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.26	%@	0.34%	0.33%	0.40%	0.27%	0.29%	0.92	%@	0.94%	1.01%	0.99%	1.07%	1.26%
Ratio of net investment income (loss) to average net assets(c)	0.15	%@	0.24%	0.23%	0.31%	0.18%	0.21%	0.92	%@	0.94%	1.01%	0.99%	1.07%	1.26%
Portfolio turnover rate	13%		25%	25%	25%	82%	29%	13%		13%	16%	17%	12%	13%
Number of shares outstanding at end of period (000’s)	26,316		27,730	27,569	27,836	26,815	27,431	59,253		59,576	53,944	56,750	59,190	55,029
Net assets at end of period (000’s)	$323,784		$264,495	$284,018	$321,236	$310,704	$300,734	$1,171,518		$898,557	$1,012,040	$1,294,430	$1,197,209	$985,833

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

304

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund							Small-Mid Growth Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$8.80		$11.14	$13.84	$13.17	$12.05	$13.74	$14.00		$12.79	$13.84	$11.94	$11.23	$13.57

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.12	0.12	0.15	0.19	0.16	(0.04)		(0.04)	(0.03)	(0.03)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.99		(1.31)	(1.02)	1.84	1.97	(0.24)	4.54		2.90	0.84	2.43	1.34	(1.07)

Total income (loss) from investment operations	2.04		(1.19)	(0.90)	1.99	2.16	(0.08)	4.50		2.86	0.81	2.40	1.31	(1.11)

Distributions from:
Net investment income	–		(0.15)	(0.17)	(0.18)	(0.14)	(0.21)	–		–	–	–	–	–
Net realized gain on securities	–		(1.00)	(1.63)	(1.14)	(0.90)	(1.40)	–		(1.65)	(1.86)	(0.50)	(0.60)	(1.23)

Total distributions	–		(1.15)	(1.80)	(1.32)	(1.04)	(1.61)	–		(1.65)	(1.86)	(0.50)	(0.60)	(1.23)

Net asset value at end of period	$10.84		$8.80	$11.14	$13.84	$13.17	$12.05	$18.50		$14.00	$12.79	$13.84	$11.94	$11.23

TOTAL RETURN(a)	23.18%		(10.88)%	(6.88)%	15.39%	17.65%	1.49%	32.14%		24.52%	6.17%	20.07%	11.94%	(6.27)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.91	%@	0.88%	0.87%	0.87%	0.87%	0.88%	0.96	%@	0.95%	0.93%	0.95%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.91	%@	0.88%	0.87%	0.87%	0.87%	0.88%	1.03	%@	1.02%	1.00%	1.01%	1.01%	1.00%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%	0.00%	0.01%	0.00%	–		0.00%	–	–	–	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.00	%@	1.10%	0.91%	1.04%	1.47%	1.29%	(0.53	)%@	(0.29)%	(0.23)%	(0.21)%	(0.26)%	(0.33)%
Ratio of net investment income (loss) to average net assets(c)	1.00	%@	1.10%	0.91%	1.04%	1.47%	1.29%	(0.60	)%@	(0.36)%	(0.30)%	(0.27)%	(0.27)%	(0.33)%
Portfolio turnover rate	21%		37%	33%	37%	46%	74%	57%		67%	77%	62%	61%	64%
Number of shares outstanding at end of period (000’s)	19,923		20,134	20,076	21,730	21,453	19,831	8,903		9,370	9,083	8,562	8,994	9,812
Net assets at end of period (000’s)	$216,011		$177,110	$223,576	$300,745	$282,609	$238,888	$164,709		$131,229	$116,197	$118,522	$107,389	$110,230

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

305

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund							Systematic Core Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$40.27		$39.24	$39.46	$36.47	$33.14	$36.60	$20.57		$20.35	$22.23	$20.70	$18.44	$19.70

Income (loss) from investment operations:
Net investment income (loss)(d)	0.31		0.81	0.72	0.63	0.61	0.63	0.09		0.18	0.21	0.19	0.20	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	7.67		3.86	0.62	4.49	4.96	(0.59)	4.41		2.68	0.43	2.34	2.94	(0.34)

Total income (loss) from investment operations	7.98		4.67	1.34	5.12	5.57	0.04	4.50		2.86	0.64	2.53	3.14	(0.14)

Distributions from:
Net investment income	–		(0.87)	(0.64)	(0.67)	(0.57)	(0.89)	–		(0.24)	(0.21)	(0.21)	(0.24)	(0.24)
Net realized gain on securities	–		(2.77)	(0.92)	(1.46)	(1.67)	(2.61)	–		(2.40)	(2.31)	(0.79)	(0.64)	(0.88)

Total distributions	–		(3.64)	(1.56)	(2.13)	(2.24)	(3.50)	–		(2.64)	(2.52)	(1.00)	(0.88)	(1.12)

Net asset value at end of period	$48.25		$40.27	$39.24	$39.46	$36.47	$33.14	$25.07		$20.57	$20.35	$22.23	$20.70	$18.44

TOTAL RETURN(a)	19.82%		12.45%	3.43%	13.99%	17.08%	1.38%	21.88%		15.08%	2.87%	12.17%	17.22%	0.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.29	%@	0.30%	0.33%	0.34%	0.34%	0.35%	0.77	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.33	%@	0.33%	0.33%	0.34%	0.34%	0.35%	0.99	%@	0.99%	0.92%	0.90%	0.91%	0.91%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.40	%@	1.91%	1.78%	1.62%	1.75%	1.83%	0.78	%@	0.85%	0.95%	0.88%	1.03%	1.08%
Ratio of net investment income (loss) to average net assets(c)	1.36	%@	1.88%	1.78%	1.62%	1.75%	1.83%	0.56	%@	0.71%	0.88%	0.83%	0.97%	1.02%
Portfolio turnover rate	1%		3%	4%	3%	3%	3%	9%		98%	44%	43%	34%	33%
Number of shares outstanding at end of period (000’s)	112,620		119,807	118,173	125,644	124,560	124,483	5,859		5,963	5,774	5,767	5,822	6,176
Net assets at end of period (000’s)	$5,434,057		$4,825,190	$4,637,546	$4,958,503	$4,542,334	$4,125,329	$146,895		$122,639	$117,501	$128,172	$120,515	$113,885

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

306

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Systematic Value Fund							Value Fund
	Six Months Ended November 30, 2020#		Year Ended May 31,					Six Months Ended November 30, 2020#		Year Ended May 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$11.79		$13.93	$15.91	$15.64	$13.97	$16.03	$15.65		$17.50	$17.87	$16.62	$14.93	$15.46

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.23	0.34	0.20	0.24	0.22	0.13		0.31	0.29	0.26	0.25	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	1.09		(0.52)	(0.61)	1.45	2.16	(1.11)	2.13		(0.16)	(0.41)	1.27	1.72	(0.57)

Total income (loss) from investment operations	1.18		(0.29)	(0.27)	1.65	2.40	(0.89)	2.26		0.15	(0.12)	1.53	1.97	(0.31)

Distributions from:
Net investment income	–		(0.39)	(0.22)	(0.28)	(0.24)	(0.21)	–		(0.34)	(0.25)	(0.28)	(0.28)	(0.22)
Net realized gain on securities	–		(1.46)	(1.49)	(1.10)	(0.49)	(0.96)	–		(1.66)	–	–	–	–

Total distributions	–		(1.85)	(1.71)	(1.38)	(0.73)	(1.17)	–		(2.00)	(0.25)	(0.28)	(0.28)	(0.22)

Net asset value at end of period	$12.97		$11.79	$13.93	$15.91	$15.64	$13.97	$17.91		$15.65	$17.50	$17.87	$16.62	$14.93

TOTAL RETURN(a)	10.01%		(2.34)%	(1.84)%	10.34%	17.25%	(4.47)%	14.44%		1.18%	(0.71)%	9.15%	13.22%	(1.80)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.79	%@	0.80%	0.85%	0.85%	0.85%	0.85%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	1.09	%@	1.16%	0.93%	0.92%	0.92%	0.92%	0.96	%@	0.95%	0.94%	0.94%	0.94%	0.93%
Ratio of expense reductions to average net assets	–		0.00%	0.00%	0.00%	0.01%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.54	%@	1.64%	2.14%	1.20%	1.57%	1.49%	1.54	%@	1.70%	1.63%	1.47%	1.54%	1.78%
Ratio of net investment income (loss) to average net assets(c)	1.24	%@	1.27%	2.06%	1.13%	1.49%	1.42%	1.43	%@	1.60%	1.53%	1.38%	1.46%	1.69%
Portfolio turnover rate	70%		265%	28%	24%	20%	26%	16%		44%	46%	19%	15%	15%
Number of shares outstanding at end of period (000’s)	3,504		3,751	3,676	3,742	3,603	4,104	7,241		7,219	6,749	6,461	6,640	7,241
Net assets at end of period (000’s)	$45,435		$44,233	$51,212	$59,532	$56,339	$57,330	$129,655		$112,970	$118,127	$115,474	$110,333	$108,136

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

307

VALIC Company I

Statement Regarding Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, has been designated by the Board to administer the Funds’ liquidity risk management program (the “Program”). VALIC has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of SunAmerica Asset Management, LLC, in its capacity as the Funds’ administrator. The Committee is subject to the oversight of VALIC. VALIC and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Fund’s liquidity risk, based on factors specific to the circumstances of each Fund. “Liquidity risk” means the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Fund’s ability to honor redemption requests timely and VALIC’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio of the Funds, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Fund operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Fund had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

308

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in-person meeting held on August 3-4, 2020, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): Allianz Global Investors US, LLC (“Allianz”), BlackRock Investment Management, LLC (“BlackRock”), Bridgeway Capital Management, Inc. (“Bridgeway”), Columbia Management Investment Advisers, LLC (“Columbia”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco”), Invesco Asset Management Limited (“IAML”),1 Janus Capital Management, LLC (“Janus”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”), T. Rowe Price Associates, Inc. (“T. Rowe”), Victory Capital Management Inc. (“Victory”), Wellington Management Company LLP (“Wellington”) and Wells Capital Management Incorporated (“WellsCap”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 3-4, 2020 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 13, 2020.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of mutual fund data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at an in-person meeting held on July 13, 2020, and executive sessions held during the August 2020 meeting during which such independent counsel provided guidance to the Independent Directors. Following the July 13, 2020 meeting, the Independent Directors submitted questions and requests for additional information to management and considered management’s responses thereto at the August 2020 meeting. The continuation of all Advisory Contracts was approved at the August 2020 meeting for a one-year term beginning September 1, 2020 and ending August 31, 2021.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à -vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes. The Board further considered the significant risks assumed by VALIC in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Funds.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment, compliance and other personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also considered each Sub-adviser’s brokerage practices and risk management processes.

[1]

Effective September 28, 2015, IAML became a sub-sub-adviser pursuant to an Investment Sub-Sub-Advisory Agreement between Invesco and IAML. The Board’s consideration and approval of VALIC’s Investment Sub-Advisory Agreement with Invesco included a consideration and approval of this Investment Sub-Sub-Advisory Agreement.

309

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC I Funds and VALIC Company II (“VC II”) Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Sub-advisory Expense Universe and, in some cases as noted below, the Sub-advisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided, and the Board also considered, expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2019.

The Board also received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2020 and that benchmark information provided by management was through the period ended May 31, 2020. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Asset Allocation Fund (PineBridge). The Fund’s actual management fees were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the sub-adviser change proposed by management.

•

Blue Chip Growth Fund (T. Rowe). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2021.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and outperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Capital Conservation Fund (PineBridge). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Core Equity Fund (BlackRock). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Dividend Value Fund (BlackRock/SunAmerica). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including recent actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

310

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Dynamic Allocation Fund (AllianceBernstein L.P.2/SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2021.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Emerging Economies Fund (JPMIM). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-year period and underperformed its Lipper peer index and the median of its Performance Universe for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Global Real Estate Fund (GSAM/Invesco/IAML). The Fund’s actual management fees were below the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses were below the median of the Expense Group and equal to the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Global Strategy Fund (Franklin). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that Franklin took over sub-advisory duties on the equity sleeve of the Fund effective January 29, 2020, replacing Templeton Investment Counsel, LLC.

•

Government Money Market I Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2021.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Government Securities Fund (JPMIM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed the median of its Performance Group for the one- and five-year periods and equaled the median of its Performance Group for the three-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Growth Fund (BlackRock/SunAmerica3). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and underperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that BlackRock and SunAmerica assumed co-sub-advisory duties of the Fund effective September 30, 2019, replacing American Century Investment Management, LLC.

•

Health Sciences Fund (T. Rowe). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed its Lipper peer index and the median of its Performance Universe for the three- and five-year periods. The Fund equaled the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

[2]

At an in-person meeting of the Board held on April 29-30, 2019, the Board approved a new Investment Sub-Advisory Agreement between VALIC, on behalf of the Dynamic Allocation Fund, and AllianceBernstein L.P. for an initial term ending on November 12, 2021. Therefore, the Board did not consider such Sub-advisory Agreement at its August 3-4, 2020 meeting.

[3]

At an in-person meeting of the Board held on April 29-30, 2019, the Board approved new Investment Sub-Advisory Agreements between VALIC, on behalf of the Growth Fund, and each of BlackRock and SunAmerica for an initial term ending on September 30, 2021. Therefore, the Board did not consider such Sub-advisory Agreements at its August 3-4, 2020 meeting.

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Inflation Protected Fund (PineBridge). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that Wellington will assume sub-advisory duties of the Fund effective September 28, 2020, replacing PineBridge. The Board also noted that the Fund’s sub-advisory fees will be reduced and VALIC will waive 3 basis points of its management fee at each breakpoint.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and three-year periods and equaled the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Equities Index Fund (SunAmerica). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Government Bond Fund (PineBridge). The Fund’s actual management fees, total net expenses and sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Fund underperformed the medians of its Performance Group/Universe for the one- and three-year periods and outperformed the medians of its Performance Group/Universe for the five-year period. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Growth Fund (MSIM). The Fund’s actual management fees were below the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of its Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

International Socially Responsible Fund (SunAmerica). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Universe.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•	International Value Fund (WellsCap). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe.

The Fund underperformed the median of its Performance Group for the one- and three-year periods and outperformed the median of its Performance Group for the five-year period. The Fund underperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board noted that management replaced the Fund’s sub-adviser in September 2018.

•

Large Cap Core Fund (Columbia). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-year period, underperformed the median of its Performance Group for the three-year period and equaled the median of its Performance Group for the five-year period. The Fund outperformed the median of its Performance Universe for the one- and five-year periods and underperformed the median of its Performance Universe for the three-year period. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Large Capital Growth Fund (MFS). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the median of the Expense Group and above the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Mid Cap Index Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Mid Cap Strategic Growth Fund (Allianz/Janus). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed its Lipper peer index and the median of its Performance Universe for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period, equaled the median of its Performance Group for the three-year period and outperformed the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Nasdaq-100® Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2021.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Science & Technology Fund (T. Rowe/Allianz/Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed its Lipper peer index and the median of its Performance Universe for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period, outperformed the median of its Performance Group for the three-year period and equaled the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small Cap Aggressive Growth Fund (Victory). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2021.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small Cap Fund (Bridgeway/JPMIM/T. Rowe). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2021.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small Cap Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed the median of its Performance Group for the three-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small Cap Special Values Fund (WellsCap). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one- and three-year periods and outperformed its Lipper peer index and the median of its Performance Universe for the five-year period. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small-Mid Growth Fund (GSAM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

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APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Stock Index Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that management instituted a contractual limitation on total expenses that would extend through September 30, 2021.

The Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund equaled the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Systematic Core Fund (formerly, Growth & Income Fund) (GSAM4). The Fund’s actual management fees and actual total expenses were above the medians of the Expense Group and equal to the medians of the Expense Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2021.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that GSAM assumed sub-advisory duties of the Fund effective April 27, 2020, replacing JPMIM. The Board also noted that VALIC is waiving 22 basis points of its management fee at each breakpoint.

•

Systematic Value Fund (formerly, Broad Cap Value Income Fund) (Wellington5). The Fund’s actual management fees were equal to the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that Wellington assumed sub-advisory duties of the Fund effective September 27, 2019, replacing Barrow, Hanley, Mewhinney & Strauss, Inc. The Board also noted that VALIC is waiving 30 basis points of its management fee at each breakpoint.

•

Value Fund (Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2021.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, receives benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided for a flat fee based on the estimated cost of providing such services, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser.

[4]

At an in-person meeting of the Board held on January 28, 2020, the Board approved a new Investment Sub-Advisory Agreement between VALIC, on behalf of the Systematic Core Fund, and GSAM for an initial term ending on April 26, 2022. Therefore, the Board did not consider such Sub-advisory Agreement at its August 3-4, 2020 meeting.

[5]

At an in-person meeting of the Board held on July 9, 2019, the Board approved a new Investment Sub-Advisory Agreement between VALIC, on behalf of the Systematic Value Fund, and Wellington for an initial term ending on September 30, 2021. Therefore, the Board did not consider such Sub-advisory Agreement at its August 3-4, 2020 meeting.

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. The Board noted that these benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. The Board further noted that VALIC, as adviser to the Funds, also makes certain payments to its affiliated life insurers (collectively, the “Life Companies”) for certain administrative services rendered to the Variable Contract owners/policyholders who allocate all or a portion of their purchase payments to one or more of the Funds. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and the Life Companies, the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds were reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they were currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entity’s compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each Fund and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I ASSET ALLOCATION FUND APPROVAL OF SUBADVISORY AGREEMENT

At an in-person meeting held on August 3-4, 2020 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to the Asset Allocation Fund (the “Fund”). In connection with the approval of the New Sub-Advisory Agreement with JPMIM, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and the Fund’s prior sub-adviser, PineBridge Investments, LLC (“PineBridge”) with respect to the Fund.

In connection with the approval of the New Sub-advisory Agreement, the Board, including the Independent Directors, received materials, at the Meeting and throughout the prior year, relating to certain factors the Board considered in determining whether to approve the New Sub-advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by JPMIM; (2) the sub-advisory fees proposed to be charged in connection with JPMIM’s management of the Fund compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Sub-advisory Expense Group/Universe”); (3) the investment performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”); (4) the costs of services and the benefits potentially to be derived by JPMIM; (5) whether the Fund will benefit from possible economies of scale from engaging JPMIM; (6) the anticipated profitability of VALIC; (7) information regarding JPMIM’s brokerage and trading practices and compliance and regulatory history; and (8) the terms of the proposed New Sub-advisory Agreement.

In considering whether to approve the New Sub-advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from JPMIM who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the New Sub-advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by JPMIM. The Board reviewed information provided by JPMIM relating to its operations and personnel. The Board also noted that JPMIM’s management of the Fund will be subject to the oversight of VALIC and the Board and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by JPMIM. In this regard, the Board took into account its knowledge of JPMIM, which is a sub-adviser to certain other VC I and VALIC Company II funds. The Board noted that JPMIM will (i) manage the investment and reinvestment of the assets of the Fund including, for example, the evaluation of pertinent economic, statistical, financial, and other data, the determination, in its discretion without prior consultation with VALIC or the Board, of the industries, securities and other investments to be represented in the Fund’s portfolio, and the formulation and implementation of investment programs; (ii) maintain a trading desk and place orders for the purchase and sale of portfolio investments (including futures contracts or other derivatives) for the Fund’s account with brokers or dealers (including futures commission merchants) selected by JPMIM, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers (including futures commission merchants) selected by JPMIM, subject to JPMIM’s control, direction, and supervision, which brokers or dealers may include brokers or dealers (including futures commission merchants) affiliated with JPMIM, subject to applicable law; and (iii) in performing its obligations under this Agreement, JPMIM may, at its own discretion, delegate any or all of its discretionary investment, advisory and other rights, powers and functions thereunder to any advisory affiliate, without further written consent of VALIC provided that JPMIM shall always remain liable for its obligations thereunder. The Board considered JPMIM’s history and investment experience as well as information regarding the qualifications, background and responsibilities of JPMIM’s investment personnel who would provide services to the Fund. The Board also reviewed JPMIM’s brokerage practices. The Board also noted that it received information on JPMIM’s financial condition and its compliance function. The Board also considered JPMIM’s risk management processes and regulatory history, including information regarding whether it was involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by JPMIM were expected to be satisfactory and that there was a reasonable basis to conclude that JPMIM would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that the sub-advisory fee rate payable with respect to the Fund would decline as a result of the change in sub-adviser. The Board considered information received regarding the sub-advisory fees paid with respect to the Fund for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Sub-advisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with JPMIM at arm’s length.

The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also took into account that management was requesting that the Board approve an Advisory Fee Waiver Agreement between VALIC and VC I under which VALIC will waive a portion of its management fee with respect to the Fund. Therefore, the Board considered that the appointment of JPMIM will result in a reduction to the management fee paid by the Fund to VALIC.

The Board considered that the current sub-advisory fee payable to PineBridge and the proposed sub-advisory fee payable to JPMIM is below the average and median of the Fund’s Sub-advisory Expense Group/Universe. The Board also considered that the proposed sub-advisory fee rate payable to JPMIM would be lower than the current sub-advisory fee payable to PineBridge. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group as of the period ended May 31, 2020. The Board noted management’s representation that the proposed strategy would have performed better than the current Fund and the Fund’s Morningstar category average, but with a lower risk profile.

316

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the New Sub-advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-adviser; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the sub-advisory fee payable by VALIC with respect to the Fund would be reduced as a result of the replacement of PineBridge with JPMIM. The Board also noted that VALIC would waive a portion of its management fee if the New Sub-advisory Agreement is approved. The Board, therefore, reviewed information provided by VALIC with respect to the expected impact on its profitability if JPMIM is retained as the Fund’s sub-adviser. The Board also considered that the sub-advisory fee rate was negotiated with JPMIM at arm’s length. In considering the anticipated profitability to JPMIM in connection with its relationship to the Fund, the Directors noted that the fees under the New Sub-advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of JPMIM from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the New Sub-advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to JPMIM’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in JPMIM’s management of the Fund is not a material factor to the approval of the New Sub-advisory Agreement.

Terms of the New Sub-advisory Agreement. The Board reviewed the terms of the New Sub-advisory Agreement including the duties and responsibilities to be undertaken. The Board noted that the New Sub-advisory Agreement between VALIC and JPMIM and the current sub-advisory agreement between VALIC and PineBridge are similar, except that the New Sub-advisory Agreement differs, among other things, in: (i) the name of the sub-adviser; (ii) the effective date of the agreement; (iii) the elimination of express terms relating to compliance with state laws and regulations; (iv) the addition of language permitting the sub-adviser to delegate any or all of its discretionary investment, advisory and other rights, powers and functions hereunder to any advisory affiliate; (v) the elimination of language relating to the sub-adviser’s obligation to maintain a level of errors and omissions or professional liability insurance coverage and of express terms related to how the sub-adviser shall manage the portion of the assets of the Fund allocated to it as if it was a separate operating fund; (vi) the addition of language permitting the sub-adviser to disclose information relating to the Fund to any market counterparty to the extent necessary to effect transactions on behalf of the Fund and to execute trades in markets that are not regulated markets; (vii) the addition of language that states VALIC will vote proxies relating to securities held by the Fund; (viii) the addition of certain express terms relating to confidentiality; (ix) the addition of express terms concerning no liability to any indemnified party for indirect, special or consequential damages; (x) the addition of express terms permitting the sub-adviser to provide information about the Fund to an affiliate or third-party for the purpose of providing services to the Fund; and (xi) the addition of a provision regarding a customer identification program. The Board concluded that the terms of the New Sub-advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the New Sub-advisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that JPMIM possesses the capability and resources to perform the duties required of it under the New Sub-advisory Agreement.

317

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rules 497(e) and 497(k)

Registration Nos. 002-83631

333-53589

VALIC COMPANY I

CAPITAL CONSERVATION FUND

SMALL CAP AGGRESSIVE GROWTH FUND

SMALL CAP FUND

VALIC COMPANY II

AGGRESSIVE GROWTH LIFESTYLE FUND

CAPITAL APPRECIATION FUND

CONSERVATIVE GROWTH LIFESTYLE FUND

CORE BOND FUND

GOVERNMENT MONEY MARKET II FUND

HIGH YIELD BOND FUND

INTERNATIONAL OPPORTUNITIES FUND

MID CAP VALUE FUND

MODERATE GROWTH LIFESTYLE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

STRATEGIC BOND FUND

U.S. SOCIALLY RESPONSIBLE FUND

(each, a “Fund”)

Supplement to the Summary Prospectus and Prospectus of each Fund,

as supplemented and amended to date

The Board of Directors of VALIC Company I (“VC I”), on behalf of each of the Capital Conservation Fund, the Small Cap Aggressive Growth Fund and the Small Cap Fund, and the Board of Trustees of VALIC Company II (“VC II”), on behalf of each of the Aggressive Growth Lifestyle Fund, the Capital Appreciation Fund, the Conservative Growth Lifestyle Fund, the Core Bond Fund, the High Yield Bond Fund, the International Opportunities Fund, the Mid Cap Value Fund, the Moderate Growth Lifestyle Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Strategic Bond Fund and the U.S. Socially Responsible Fund, (each, a “Target Fund”), have each determined that it is in the best interests of each of its respective Target Funds to reorganize into a shell series of VC I (each, a “Shell Acquiring Fund”), as shown in the table below. Each Shell Acquiring Fund in the table below will have the same investment objectives, strategies and policies as the Target Fund of the same name.

Target Fund	Shell Acquiring Fund
Aggressive Growth Lifestyle Fund, a series of VC II	Aggressive Growth Lifestyle Fund, a series of VC I
Capital Appreciation Fund, a series of VC II	Capital Appreciation Fund, a series of VC I
Capital Conservation Fund, a series of VC I	Core Bond Fund, a series of VC I
Conservative Growth Lifestyle Fund, a series of VC II	Conservative Growth Lifestyle Fund, a series of VC I
Core Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
High Yield Bond Fund, a series of VC II	High Yield Bond Fund, a series of VC I
International Opportunities Fund, a series of VC II	International Opportunities Fund, a series of VC I
Mid Cap Value Fund, a series of VC II	Mid Cap Value Fund, a series of VC I
Moderate Growth Lifestyle Fund, a series of VC II	Moderate Growth Lifestyle Fund, a series of VC I
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Growth Fund, a series of VC II	Small Cap Growth Fund, a series of VC I
Small Cap Value Fund, a series of VC II	Small Cap Value Fund, a series of VC I
Strategic Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
U.S. Socially Responsible Fund, a series of VC II	U.S. Socially Responsible Fund, a series of VC I

In addition, the Board of Trustees of VC II has determined that it is in the best interests of the Government Money Market II Fund to reorganize into the Government Money Market I Fund, an existing series of VC I (the “Existing Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization” and each Shell Acquiring Fund and the Existing Acquiring Fund is referred to as an “Acquiring Fund.”

318

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

In each Reorganization, all of the Target Fund’s assets and liabilities would be transferred to the respective Acquiring Fund in exchange for shares of the Acquiring Fund. If the Reorganization is completed, shareholders of the Target Fund will receive shares of the respective Acquiring Fund, the total value of which will be equal to the total value of their shares of the Target Fund on the date of the Reorganization, after which the Target Fund will cease operations.

Each Target Fund expects to convene a special meeting of its shareholders on or about May 11, 2021 to vote on the approval of its Reorganization. Shareholders of record of each Target Fund as of February 26, 2021 (the “Record Date”), are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization. The Reorganization of one Target Fund is not contingent upon the Reorganization of any other Target Fund.

Until a Reorganization is completed, each Target Fund will continue sales and redemptions of its shares as described in its Prospectus. However, holders of shares purchased after the Record Date set for each special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Date: January 27, 2021

Please retain this supplement for future reference.

319

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

Yvonne M. Curl

Timothy J. Ebner

Gustavo E. Gonzales, Jr. (retired effective Jan 1, 2021)

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

225 Franklin St.

Boston, MA 02110

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

Park Avenue Tower

65 E. 55th Street

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Victory Capital Management, Inc.

Formerly RS Investment

Management Co. LLC

4900 Tiedeman Road

4th Floor

Brooklyn, OH 44144

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Sharon French,

Executive Vice President

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson

Vice President

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

320

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

321

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Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (VFA), member FINRA, SIPC and an SEC-registered investment adviser.

Annuities are issued by The Variable Annuity Life Insurance Company (VALIC), Houston, TX. Variable annuities are distributed by its affiliate, AIG Capital Services, Inc. (ACS), member FINRA.

AIG Retirement Services represents AIG member companies — The Variable Annuity Life Insurance Company (VALIC) and its subsidiaries, VALIC Financial Advisors, Inc. (VFA) and VALIC Retirement Services Company (VRSCO). All are members of American International Group, Inc. (AIG).

© American International Group, Inc. All rights reserved.

VC 23800 (09/2019) J359703 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

VC 4873   (11/2020)     J103179

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 4, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 4, 2021